John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.9%
Communication services – 9.9%
Diversified telecommunication services – 0.7%
AT&T, Inc.	1,483,843	$41,903,726
Verizon Communications, Inc.	877,509	38,566,521
		80,470,247
Entertainment – 1.5%
Electronic Arts, Inc.	46,253	9,329,230
Live Nation Entertainment, Inc. (A)	32,687	5,341,056
Netflix, Inc. (A)	88,225	105,774,717
Take-Two Interactive Software, Inc. (A)	36,262	9,368,650
The Walt Disney Company	372,479	42,648,846
TKO Group Holdings, Inc.	13,773	2,781,595
Warner Brothers Discovery, Inc. (A)	514,105	10,040,471
		185,284,565
Interactive media and services – 7.1%
Alphabet, Inc., Class A	1,207,678	293,586,522
Alphabet, Inc., Class C	969,530	236,129,032
Match Group, Inc. (A)	52,341	1,848,684
Meta Platforms, Inc., Class A	450,309	330,697,923
		862,262,161
Media – 0.4%
Charter Communications, Inc., Class A (A)	18,848	5,185,179
Comcast Corp., Class A	764,801	24,030,047
Fox Corp., Class A	46,101	2,907,129
Fox Corp., Class B	27,500	1,575,475
News Corp., Class A	78,985	2,425,629
News Corp., Class B	23,339	806,362
Omnicom Group, Inc.	40,668	3,315,662
Paramount Skydance Corp., Class B (B)	64,159	1,213,888
The Interpublic Group of Companies, Inc.	77,651	2,167,239
The Trade Desk, Inc., Class A (A)	94,164	4,614,978
		48,241,588
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	99,784	23,886,294
		1,200,144,855
Consumer discretionary – 10.3%
Automobile components – 0.0%
Aptiv PLC (A)	44,765	3,859,638
Automobiles – 2.3%
Ford Motor Company	813,683	9,731,649
General Motors Company	195,168	11,899,393
Tesla, Inc. (A)	582,621	259,103,211
		280,734,253
Broadline retail – 3.7%
Amazon.com, Inc. (A)	2,014,912	442,414,228
eBay, Inc.	96,933	8,816,056
		451,230,284
Distributors – 0.1%
Genuine Parts Company	28,982	4,016,905
LKQ Corp.	54,189	1,654,932
Pool Corp.	6,683	2,072,198
		7,744,035
Hotels, restaurants and leisure – 1.8%
Airbnb, Inc., Class A (A)	90,234	10,956,212
Booking Holdings, Inc.	6,728	36,326,289
Carnival Corp. (A)	227,769	6,584,802
Chipotle Mexican Grill, Inc. (A)	279,948	10,971,162
Darden Restaurants, Inc.	24,493	4,662,487
Domino's Pizza, Inc.	6,398	2,762,081
DoorDash, Inc., Class A (A)	76,784	20,884,480
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Expedia Group, Inc.	24,046	$5,139,833
Hilton Worldwide Holdings, Inc.	48,616	12,612,935
Las Vegas Sands Corp.	64,442	3,466,335
Marriott International, Inc., Class A	47,271	12,311,259
McDonald's Corp.	148,128	45,014,618
MGM Resorts International (A)	37,236	1,290,600
Norwegian Cruise Line Holdings, Ltd. (A)	91,658	2,257,537
Royal Caribbean Cruises, Ltd.	52,649	17,036,163
Starbucks Corp.	236,281	19,989,373
Wynn Resorts, Ltd.	16,430	2,107,476
Yum! Brands, Inc.	58,173	8,842,296
		223,215,938
Household durables – 0.3%
D.R. Horton, Inc.	57,043	9,667,077
Garmin, Ltd.	33,922	8,352,275
Lennar Corp., Class A	48,115	6,064,415
Mohawk Industries, Inc. (A)	10,921	1,407,935
NVR, Inc. (A)	611	4,909,177
PulteGroup, Inc.	39,604	5,232,877
		35,633,756
Leisure products – 0.0%
Hasbro, Inc.	27,335	2,073,360
Specialty retail – 1.8%
AutoZone, Inc. (A)	3,468	14,878,552
Best Buy Company, Inc.	40,732	3,080,154
CarMax, Inc. (A)	32,294	1,449,032
Lowe's Companies, Inc.	115,989	29,149,196
O'Reilly Automotive, Inc. (A)	176,274	19,004,100
Ross Stores, Inc.	69,157	10,538,835
The Home Depot, Inc.	206,214	83,555,851
The TJX Companies, Inc.	230,901	33,374,431
Tractor Supply Company	111,355	6,332,759
Ulta Beauty, Inc. (A)	9,158	5,007,137
Williams-Sonoma, Inc.	25,486	4,981,239
		211,351,286
Textiles, apparel and luxury goods – 0.3%
Deckers Outdoor Corp. (A)	31,669	3,210,287
Lululemon Athletica, Inc. (A)	21,402	3,808,058
NIKE, Inc., Class B	245,187	17,096,890
Ralph Lauren Corp.	8,383	2,628,573
Tapestry, Inc.	42,589	4,821,927
		31,565,735
		1,247,408,285
Consumer staples – 4.8%
Beverages – 1.0%
Brown-Forman Corp., Class B	37,964	1,028,065
Constellation Brands, Inc., Class A	29,382	3,956,874
Keurig Dr. Pepper, Inc.	284,045	7,245,988
Molson Coors Beverage Company, Class B	36,411	1,647,598
Monster Beverage Corp. (A)	145,961	9,824,635
PepsiCo, Inc.	283,513	39,816,566
The Coca-Cola Company	804,270	53,339,186
		116,858,912
Consumer staples distribution and retail – 1.7%
Costco Wholesale Corp.	91,996	85,154,257
Dollar General Corp.	45,842	4,737,771
Dollar Tree, Inc. (A)	38,542	3,637,209
Sysco Corp.	98,147	8,081,424
Target Corp.	96,029	8,613,801
The Kroger Company	128,370	8,653,422

1

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
Walmart, Inc.	911,502	$93,939,396
		212,817,280
Food products – 0.5%
Archer-Daniels-Midland Company	99,670	5,954,286
Bunge Global SA	30,803	2,502,744
Conagra Brands, Inc.	99,488	1,821,625
General Mills, Inc.	107,747	5,432,604
Hormel Foods Corp.	60,583	1,498,823
Kellanova	56,045	4,596,811
Lamb Weston Holdings, Inc.	29,725	1,726,428
McCormick & Company, Inc.	52,570	3,517,459
Mondelez International, Inc., Class A	269,249	16,819,985
The Campbell's Company (B)	40,946	1,293,075
The Hershey Company	30,797	5,760,579
The J.M. Smucker Company	22,181	2,408,857
The Kraft Heinz Company	177,300	4,616,892
Tyson Foods, Inc., Class A	59,587	3,235,574
		61,185,742
Household products – 0.9%
Church & Dwight Company, Inc.	51,070	4,475,264
Colgate-Palmolive Company	168,094	13,437,434
Kimberly-Clark Corp.	69,516	8,643,619
The Clorox Company	25,803	3,181,510
The Procter & Gamble Company	485,845	74,650,084
		104,387,911
Personal care products – 0.1%
Kenvue, Inc.	399,658	6,486,449
The Estee Lauder Companies, Inc., Class A	48,660	4,287,919
		10,774,368
Tobacco – 0.6%
Altria Group, Inc.	347,938	22,984,784
Philip Morris International, Inc.	324,109	52,570,480
		75,555,264
		581,579,477
Energy – 2.8%
Energy equipment and services – 0.2%
Baker Hughes Company	206,269	10,049,426
Halliburton Company	183,126	4,504,900
Schlumberger, Ltd.	306,883	10,547,569
		25,101,895
Oil, gas and consumable fuels – 2.6%
APA Corp.	77,117	1,872,401
Chevron Corp.	400,207	62,148,145
ConocoPhillips	259,262	24,523,593
Coterra Energy, Inc.	153,548	3,631,410
Devon Energy Corp.	127,034	4,453,812
Diamondback Energy, Inc.	38,954	5,574,317
EOG Resources, Inc.	115,173	12,913,197
EQT Corp.	131,392	7,151,667
Expand Energy Corp.	47,917	5,090,702
Exxon Mobil Corp.	885,988	99,895,147
Kinder Morgan, Inc.	402,903	11,406,184
Marathon Petroleum Corp.	62,382	12,023,507
Occidental Petroleum Corp.	152,480	7,204,680
ONEOK, Inc.	128,815	9,399,631
Phillips 66	83,456	11,351,685
Targa Resources Corp.	45,456	7,615,698
Texas Pacific Land Corp.	3,927	3,666,404
The Williams Companies, Inc.	254,106	16,097,615
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Valero Energy Corp.	63,851	$10,871,271
		316,891,066
		341,992,961
Financials – 13.3%
Banks – 3.5%
Bank of America Corp.	1,415,655	73,033,641
Citigroup, Inc.	382,635	38,837,453
Citizens Financial Group, Inc.	91,865	4,883,543
Fifth Third Bancorp	139,777	6,227,065
Huntington Bancshares, Inc.	302,842	5,230,081
JPMorgan Chase & Co.	571,033	180,120,939
KeyCorp	187,894	3,511,739
M&T Bank Corp.	31,922	6,308,426
Regions Financial Corp.	189,455	4,995,928
The PNC Financial Services Group, Inc.	80,991	16,273,522
Truist Financial Corp.	264,149	12,076,892
U.S. Bancorp	325,193	15,716,578
Wells Fargo & Company	665,173	55,754,801
		422,970,608
Capital markets – 3.4%
Ameriprise Financial, Inc.	19,423	9,541,549
BlackRock, Inc.	29,873	34,828,035
Cboe Global Markets, Inc.	21,822	5,351,846
CME Group, Inc.	75,118	20,296,132
Coinbase Global, Inc., Class A (A)	46,945	15,843,468
FactSet Research Systems, Inc.	7,919	2,268,714
Franklin Resources, Inc.	64,405	1,489,688
Interactive Brokers Group, Inc., Class A	93,256	6,416,945
Intercontinental Exchange, Inc.	119,689	20,165,203
Invesco, Ltd.	93,687	2,149,180
KKR & Company, Inc.	143,144	18,601,563
Moody's Corp.	32,049	15,270,708
Morgan Stanley	252,250	40,097,660
MSCI, Inc.	15,986	9,070,616
Nasdaq, Inc.	93,466	8,267,068
Northern Trust Corp.	38,611	5,197,041
Raymond James Financial, Inc.	36,080	6,227,408
Robinhood Markets, Inc., Class A (A)	160,676	23,005,590
S&P Global, Inc.	64,806	31,541,728
State Street Corp.	58,888	6,831,597
T. Rowe Price Group, Inc.	46,310	4,753,258
The Bank of New York Mellon Corp.	145,898	15,897,046
The Blackstone Group, Inc.	152,378	26,033,781
The Charles Schwab Corp.	354,798	33,872,565
The Goldman Sachs Group, Inc.	62,965	50,142,178
		413,160,567
Consumer finance – 0.6%
American Express Company	112,652	37,418,488
Capital One Financial Corp.	132,866	28,244,654
Synchrony Financial	76,475	5,433,549
		71,096,691
Financial services – 4.0%
Apollo Global Management, Inc.	95,702	12,754,206
Berkshire Hathaway, Inc., Class B (A)	380,713	191,399,654
Block, Inc. (A)	114,877	8,302,161
Corpay, Inc. (A)	14,531	4,185,800
Fidelity National Information Services, Inc.	109,527	7,222,210
Fiserv, Inc. (A)	112,521	14,507,333
Global Payments, Inc.	51,009	4,237,828
Jack Henry & Associates, Inc.	15,208	2,264,927
Mastercard, Inc., Class A	171,407	97,498,016
PayPal Holdings, Inc. (A)	198,035	13,280,227

2

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Visa, Inc., Class A	352,632	$120,381,512
		476,033,874
Insurance – 1.8%
Aflac, Inc.	99,165	11,076,731
American International Group, Inc.	114,445	8,988,510
Aon PLC, Class A	45,081	16,074,983
Arch Capital Group, Ltd.	78,111	7,087,011
Arthur J. Gallagher & Company	52,830	16,363,564
Assurant, Inc.	10,691	2,315,671
Brown & Brown, Inc.	60,066	5,633,590
Chubb, Ltd.	77,434	21,855,747
Cincinnati Financial Corp.	32,584	5,151,530
Erie Indemnity Company, Class A	5,199	1,654,114
Everest Group, Ltd.	8,959	3,137,711
Globe Life, Inc.	17,499	2,501,832
Loews Corp.	35,398	3,553,605
Marsh & McLennan Companies, Inc.	102,376	20,631,835
MetLife, Inc.	114,518	9,432,848
Principal Financial Group, Inc.	43,864	3,636,764
Prudential Financial, Inc.	74,209	7,698,442
The Allstate Corp.	55,199	11,848,465
The Hartford Insurance Group, Inc.	57,665	7,691,934
The Progressive Corp.	122,114	30,156,052
The Travelers Companies, Inc.	46,048	12,857,523
W.R. Berkley Corp.	62,754	4,808,211
Willis Towers Watson PLC	19,941	6,888,618
		221,045,291
		1,604,307,031
Health care – 8.7%
Biotechnology – 1.6%
AbbVie, Inc.	366,883	84,948,090
Amgen, Inc.	112,050	31,620,510
Biogen, Inc. (A)	30,376	4,255,070
Gilead Sciences, Inc.	256,666	28,489,926
Incyte Corp. (A)	33,331	2,826,802
Moderna, Inc. (A)	70,590	1,823,340
Regeneron Pharmaceuticals, Inc.	21,132	11,881,890
Vertex Pharmaceuticals, Inc. (A)	53,292	20,871,279
		186,716,907
Health care equipment and supplies – 2.0%
Abbott Laboratories	361,187	48,377,387
Align Technology, Inc. (A)	14,628	1,831,718
Baxter International, Inc.	106,434	2,423,502
Becton, Dickinson and Company	59,388	11,115,652
Boston Scientific Corp. (A)	307,223	29,994,181
DexCom, Inc. (A)	81,421	5,478,819
Edwards Lifesciences Corp. (A)	122,946	9,561,510
GE HealthCare Technologies, Inc.	95,236	7,152,224
Hologic, Inc. (A)	45,160	3,047,848
IDEXX Laboratories, Inc. (A)	16,522	10,555,741
Insulet Corp. (A)	14,622	4,514,250
Intuitive Surgical, Inc. (A)	74,353	33,252,892
Medtronic PLC	267,334	25,460,890
ResMed, Inc.	30,600	8,376,138
Solventum Corp. (A)	28,809	2,103,057
STERIS PLC	20,576	5,091,325
Stryker Corp.	71,519	26,438,429
The Cooper Companies, Inc. (A)	41,515	2,846,268
Zimmer Biomet Holdings, Inc.	41,498	4,087,553
		241,709,384
Health care providers and services – 1.6%
Cardinal Health, Inc.	50,448	7,918,318
Cencora, Inc.	40,278	12,588,083
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Centene Corp. (A)	90,912	$3,243,740
CVS Health Corp.	262,319	19,776,229
DaVita, Inc. (A)	6,666	885,711
Elevance Health, Inc.	46,940	15,167,253
HCA Healthcare, Inc.	34,088	14,528,306
Henry Schein, Inc. (A)	20,787	1,379,633
Humana, Inc.	25,100	6,530,267
Labcorp Holdings, Inc.	17,435	5,004,891
McKesson Corp.	25,574	19,756,938
Molina Healthcare, Inc. (A)	11,287	2,159,880
Quest Diagnostics, Inc.	23,266	4,434,034
The Cigna Group	55,283	15,935,325
UnitedHealth Group, Inc.	188,052	64,934,356
Universal Health Services, Inc., Class B	12,239	2,502,141
		196,745,105
Life sciences tools and services – 0.8%
Agilent Technologies, Inc.	59,894	7,687,395
Bio-Techne Corp.	33,121	1,842,521
Charles River Laboratories International, Inc. (A)	10,659	1,667,707
Danaher Corp.	131,229	26,017,462
IQVIA Holdings, Inc. (A)	34,684	6,587,879
Mettler-Toledo International, Inc. (A)	4,124	5,062,664
Revvity, Inc.	25,369	2,223,593
Thermo Fisher Scientific, Inc.	78,337	37,995,012
Waters Corp. (A)	12,377	3,710,748
West Pharmaceutical Services, Inc.	15,097	3,960,396
		96,755,377
Pharmaceuticals – 2.7%
Bristol-Myers Squibb Company	422,779	19,067,333
Eli Lilly & Company	165,048	125,931,624
Johnson & Johnson	500,020	92,713,708
Merck & Company, Inc.	518,233	43,495,296
Pfizer, Inc.	1,181,300	30,099,524
Viatris, Inc.	248,808	2,463,199
Zoetis, Inc.	92,824	13,582,008
		327,352,692
		1,049,279,465
Industrials – 8.1%
Aerospace and defense – 2.2%
Axon Enterprise, Inc. (A)	16,303	11,699,685
General Dynamics Corp.	52,658	17,956,378
General Electric Company	220,289	66,267,337
Howmet Aerospace, Inc.	82,795	16,246,863
Huntington Ingalls Industries, Inc.	8,157	2,348,482
L3Harris Technologies, Inc.	38,293	11,695,065
Lockheed Martin Corp.	42,687	21,309,777
Northrop Grumman Corp.	28,141	17,146,874
RTX Corp.	277,454	46,426,378
Textron, Inc.	38,670	3,267,228
The Boeing Company (A)	156,873	33,857,900
TransDigm Group, Inc.	11,721	15,448,512
		263,670,479
Air freight and logistics – 0.2%
CH Robinson Worldwide, Inc.	24,640	3,262,336
Expeditors International of Washington, Inc.	29,178	3,576,931
FedEx Corp.	44,492	10,491,659
United Parcel Service, Inc., Class B	152,456	12,734,650
		30,065,576
Building products – 0.5%
A.O. Smith Corp.	24,829	1,822,697
Allegion PLC	18,121	3,213,759

3

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Builders FirstSource, Inc. (A)	23,990	$2,908,788
Carrier Global Corp.	167,695	10,011,392
Johnson Controls International PLC	136,833	15,044,788
Lennox International, Inc.	6,683	3,537,713
Masco Corp.	40,137	2,825,243
Trane Technologies PLC	45,920	19,376,403
		58,740,783
Commercial services and supplies – 0.5%
Cintas Corp.	71,459	14,667,674
Copart, Inc. (A)	182,744	8,217,998
Republic Services, Inc.	42,430	9,736,836
Rollins, Inc.	58,554	3,439,462
Veralto Corp.	51,552	5,495,959
Waste Management, Inc.	76,136	16,813,113
		58,371,042
Construction and engineering – 0.1%
EMCOR Group, Inc.	9,251	6,008,895
Quanta Services, Inc.	30,770	12,751,703
		18,760,598
Electrical equipment – 0.9%
AMETEK, Inc.	48,217	9,064,796
Eaton Corp. PLC	80,803	30,240,523
Emerson Electric Company	117,078	15,358,292
GE Vernova, Inc.	56,479	34,728,937
Generac Holdings, Inc. (A)	12,402	2,076,095
Hubbell, Inc.	11,189	4,814,739
Rockwell Automation, Inc.	23,534	8,225,839
		104,509,221
Ground transportation – 0.9%
CSX Corp.	385,599	13,692,620
JB Hunt Transport Services, Inc.	16,604	2,227,759
Norfolk Southern Corp.	47,160	14,167,336
Old Dominion Freight Line, Inc.	36,692	5,165,500
Uber Technologies, Inc. (A)	434,866	42,603,822
Union Pacific Corp.	122,684	28,998,817
		106,855,854
Industrial conglomerates – 0.4%
3M Company	110,707	17,179,512
Honeywell International, Inc.	131,509	27,682,645
		44,862,157
Machinery – 1.5%
Caterpillar, Inc.	97,181	46,369,914
Cummins, Inc.	28,596	12,078,093
Deere & Company	51,875	23,720,363
Dover Corp.	28,598	4,771,004
Fortive Corp.	69,661	3,412,692
IDEX Corp.	15,785	2,569,167
Illinois Tool Works, Inc.	55,234	14,402,818
Ingersoll Rand, Inc.	74,326	6,140,814
Nordson Corp.	11,324	2,569,982
Otis Worldwide Corp.	81,320	7,435,088
PACCAR, Inc.	109,292	10,745,589
Parker-Hannifin Corp.	26,357	19,982,560
Pentair PLC	34,443	3,814,907
Snap-on, Inc.	10,945	3,792,771
Stanley Black & Decker, Inc.	32,136	2,388,669
Wabtec Corp.	35,831	7,183,041
Xylem, Inc.	50,643	7,469,843
		178,847,315
Passenger airlines – 0.1%
Delta Air Lines, Inc.	133,642	7,584,184
Southwest Airlines Company	108,565	3,464,309
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Passenger airlines (continued)
United Airlines Holdings, Inc. (A)	68,555	$6,615,558
		17,664,051
Professional services – 0.5%
Automatic Data Processing, Inc.	83,721	24,572,114
Broadridge Financial Solutions, Inc.	24,366	5,803,250
Dayforce, Inc. (A)	32,873	2,264,621
Equifax, Inc.	25,838	6,628,222
Jacobs Solutions, Inc.	25,900	3,881,374
Leidos Holdings, Inc.	25,907	4,895,387
Paychex, Inc.	66,769	8,463,638
Paycom Software, Inc.	10,846	2,257,486
Verisk Analytics, Inc.	29,436	7,403,448
		66,169,540
Trading companies and distributors – 0.3%
Fastenal Company	238,840	11,712,714
United Rentals, Inc.	13,270	12,668,338
W.W. Grainger, Inc.	9,238	8,803,444
		33,184,496
		981,701,112
Information technology – 34.1%
Communications equipment – 0.9%
Arista Networks, Inc. (A)	212,878	31,018,453
Cisco Systems, Inc.	822,311	56,262,519
F5, Inc. (A)	12,110	3,913,831
Motorola Solutions, Inc.	34,837	15,930,612
		107,125,415
Electronic equipment, instruments and components – 0.7%
Amphenol Corp., Class A	254,273	31,466,284
CDW Corp.	27,779	4,424,639
Corning, Inc.	160,631	13,176,561
Jabil, Inc.	22,086	4,796,417
Keysight Technologies, Inc. (A)	36,176	6,327,906
TE Connectivity PLC	60,722	13,330,301
Teledyne Technologies, Inc. (A)	9,714	5,692,793
Trimble, Inc. (A)	50,906	4,156,475
Zebra Technologies Corp., Class A (A)	10,752	3,195,064
		86,566,440
IT services – 0.9%
Accenture PLC, Class A	128,800	31,762,080
Akamai Technologies, Inc. (A)	31,315	2,372,424
Cognizant Technology Solutions Corp., Class A	98,351	6,596,402
EPAM Systems, Inc. (A)	11,824	1,782,941
Gartner, Inc. (A)	16,079	4,226,687
GoDaddy, Inc., Class A (A)	29,265	4,004,330
IBM Corp.	193,257	54,529,395
VeriSign, Inc.	17,228	4,816,432
		110,090,691
Semiconductors and semiconductor equipment – 13.5%
Advanced Micro Devices, Inc. (A)	336,077	54,373,898
Analog Devices, Inc.	103,495	25,428,722
Applied Materials, Inc.	166,779	34,146,332
Broadcom, Inc.	976,560	322,176,910
First Solar, Inc. (A)	22,317	4,921,568
Intel Corp. (A)	913,135	30,635,679
KLA Corp.	27,250	29,391,850
Lam Research Corp.	263,204	35,243,016
Microchip Technology, Inc.	111,941	7,188,851
Micron Technology, Inc.	233,312	39,037,764
Monolithic Power Systems, Inc.	9,850	9,068,304
NVIDIA Corp.	5,066,038	945,221,353
NXP Semiconductors NV	52,980	12,065,135

4

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
ON Semiconductor Corp. (A)	81,720	$4,029,613
Qualcomm, Inc.	224,151	37,289,760
Skyworks Solutions, Inc.	28,587	2,200,627
Teradyne, Inc.	33,949	4,672,740
Texas Instruments, Inc.	188,210	34,579,823
		1,631,671,945
Software – 11.2%
Adobe, Inc. (A)	87,974	31,032,829
AppLovin Corp., Class A (A)	56,209	40,388,415
Autodesk, Inc. (A)	44,817	14,237,016
Cadence Design Systems, Inc. (A)	56,162	19,727,464
Crowdstrike Holdings, Inc., Class A (A)	51,543	25,275,656
Datadog, Inc., Class A (A)	66,981	9,538,094
Fair Isaac Corp. (A)	5,075	7,594,890
Fortinet, Inc. (A)	136,974	11,516,774
Gen Digital, Inc.	113,036	3,209,092
Intuit, Inc.	57,896	39,537,757
Microsoft Corp.	1,543,247	799,324,784
Oracle Corp.	344,071	96,766,528
Palantir Technologies, Inc., Class A (A)	472,169	86,133,069
Palo Alto Networks, Inc. (A)	139,499	28,404,786
PTC, Inc. (A)	25,041	5,083,824
Roper Technologies, Inc.	22,352	11,146,719
Salesforce, Inc.	197,834	46,886,658
ServiceNow, Inc. (A)	43,110	39,673,271
Synopsys, Inc. (A)	38,217	18,855,886
Tyler Technologies, Inc. (A)	8,922	4,667,634
Workday, Inc., Class A (A)	44,400	10,688,412
		1,349,689,558
Technology hardware, storage and peripherals – 6.9%
Apple, Inc.	3,081,177	784,560,100
Dell Technologies, Inc., Class C	64,029	9,077,391
Hewlett Packard Enterprise Company	270,711	6,648,662
HP, Inc.	193,926	5,280,605
NetApp, Inc.	39,859	4,721,697
Seagate Technology Holdings PLC	44,094	10,408,830
Super Micro Computer, Inc. (A)	104,974	5,032,454
Western Digital Corp.	72,064	8,652,004
		834,381,743
		4,119,525,792
Materials – 1.7%
Chemicals – 1.1%
Air Products & Chemicals, Inc.	46,342	12,638,390
Albemarle Corp.	24,502	1,986,622
CF Industries Holdings, Inc.	32,111	2,880,357
Corteva, Inc.	143,268	9,689,215
Dow, Inc.	145,936	3,346,312
DuPont de Nemours, Inc.	87,124	6,786,960
Eastman Chemical Company	24,162	1,523,414
Ecolab, Inc.	52,533	14,386,687
International Flavors & Fragrances, Inc.	53,298	3,279,959
Linde PLC	97,249	46,193,275
LyondellBasell Industries NV, Class A	54,157	2,655,859
PPG Industries, Inc.	45,118	4,742,353
The Mosaic Company	66,214	2,296,302
The Sherwin-Williams Company	48,299	16,724,012
		129,129,717
Construction materials – 0.1%
Martin Marietta Materials, Inc.	12,740	8,029,767
Vulcan Materials Company	27,528	8,468,163
		16,497,930
Containers and packaging – 0.2%
Amcor PLC	480,100	3,927,218
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Avery Dennison Corp.	16,748	$2,716,023
Ball Corp.	52,746	2,659,453
International Paper Company	109,197	5,066,741
Packaging Corp. of America	18,588	4,050,883
Smurfit WestRock PLC	110,966	4,723,823
		23,144,141
Metals and mining – 0.3%
Freeport-McMoRan, Inc.	299,531	11,747,606
Newmont Corp.	228,018	19,224,198
Nucor Corp.	46,492	6,296,412
Steel Dynamics, Inc.	29,514	4,115,137
		41,383,353
		210,155,141
Real estate – 1.9%
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	32,422	2,702,049
Healthpeak Properties, Inc.	145,801	2,792,089
Ventas, Inc.	95,898	6,711,901
Welltower, Inc.	138,590	24,688,423
		36,894,462
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	125,707	2,139,533
Industrial REITs – 0.2%
Prologis, Inc.	193,064	22,109,689
Office REITs – 0.0%
BXP, Inc.	30,322	2,254,137
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	61,146	9,634,164
CoStar Group, Inc. (A)	87,979	7,422,788
		17,056,952
Residential REITs – 0.2%
AvalonBay Communities, Inc.	29,611	5,719,957
Camden Property Trust	22,238	2,374,574
Equity Residential	71,170	4,606,834
Essex Property Trust, Inc.	13,397	3,585,841
Invitation Homes, Inc.	118,760	3,483,231
Mid-America Apartment Communities, Inc.	24,364	3,404,382
UDR, Inc.	62,591	2,332,141
		25,506,960
Retail REITs – 0.3%
Federal Realty Investment Trust	15,940	1,614,881
Kimco Realty Corp.	140,515	3,070,253
Realty Income Corp.	191,614	11,648,215
Regency Centers Corp.	34,052	2,482,391
Simon Property Group, Inc.	67,673	12,700,192
		31,515,932
Specialized REITs – 0.8%
American Tower Corp.	97,408	18,733,507
Crown Castle, Inc.	90,593	8,741,319
Digital Realty Trust, Inc.	66,324	11,466,093
Equinix, Inc.	20,259	15,867,659
Extra Space Storage, Inc.	44,189	6,227,998
Iron Mountain, Inc.	61,173	6,235,976
Public Storage	32,852	9,489,300
SBA Communications Corp.	22,413	4,333,554
VICI Properties, Inc.	219,745	7,165,884
Weyerhaeuser Company	151,457	3,754,619
		92,015,909
		229,493,574

5

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 2.3%
Electric utilities – 1.5%
Alliant Energy Corp.	53,489	$3,605,693
American Electric Power Company, Inc.	111,014	12,489,075
Constellation Energy Corp.	65,197	21,454,377
Duke Energy Corp.	161,026	19,926,968
Edison International	80,702	4,461,207
Entergy Corp.	91,941	8,567,982
Evergy, Inc.	47,939	3,644,323
Eversource Energy	76,377	5,433,460
Exelon Corp.	209,461	9,427,840
FirstEnergy Corp.	106,922	4,899,166
NextEra Energy, Inc.	428,663	32,359,770
NRG Energy, Inc.	40,095	6,493,385
PG&E Corp.	455,719	6,872,243
Pinnacle West Capital Corp.	23,701	2,125,032
PPL Corp.	153,832	5,716,397
The Southern Company	230,242	21,820,034
Xcel Energy, Inc.	124,567	10,046,329
		179,343,281
Gas utilities – 0.0%
Atmos Energy Corp.	32,359	5,525,299
Independent power and renewable electricity producers – 0.1%
The AES Corp.	148,216	1,950,523
Vistra Corp.	66,222	12,974,214
		14,924,737
Multi-utilities – 0.6%
Ameren Corp.	55,642	5,807,912
CenterPoint Energy, Inc.	135,853	5,271,096
CMS Energy Corp.	62,283	4,562,853
Consolidated Edison, Inc.	73,841	7,422,497
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Dominion Energy, Inc.	175,103	$10,711,051
DTE Energy Company	43,171	6,105,675
NiSource, Inc.	97,301	4,213,133
Public Service Enterprise Group, Inc.	103,856	8,667,822
Sempra	134,894	12,137,762
WEC Energy Group, Inc.	65,945	7,556,638
		72,456,439
Water utilities – 0.1%
American Water Works Company, Inc.	40,626	5,654,733
		277,904,489
TOTAL COMMON STOCKS (Cost $3,557,113,901)		$11,843,492,182
SHORT-TERM INVESTMENTS – 2.1%
Short-term funds – 2.1%
John Hancock Collateral Trust, 4.0668% (C)(D)	24,639,652	246,480,300
TOTAL SHORT-TERM INVESTMENTS (Cost $246,458,638)		$246,480,300
Total Investments (500 Index Trust) (Cost $3,803,572,539) – 100.0%		$12,089,972,482
Other assets and liabilities, net – 0.0%		5,498,057
TOTAL NET ASSETS – 100.0%		$12,095,470,539
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $1,316,535.
(C)	The rate shown is the annualized seven-day yield as of 9-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,394,166.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	807	Long	Dec 2025	$268,323,906	$271,908,562	$3,584,656
						$3,584,656

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Active Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 49.0%
U.S. Government – 12.8%
U.S. Treasury Bonds
1.250%, 05/15/2050	$2,000,000	$981,016
1.375%, 08/15/2050	14,529,000	7,305,363
1.625%, 11/15/2050	15,489,000	8,310,817
1.875%, 02/15/2041	3,702,000	2,602,535
2.000%, 02/15/2050	9,808,000	5,865,261
2.000%, 08/15/2051	241,000	141,192
2.500%, 02/15/2045	4,687,000	3,357,247
3.000%, 02/15/2047	1,329,000	1,014,816
3.375%, 11/15/2048	2,434,000	1,955,282
4.750%, 05/15/2055 to 08/15/2055	11,131,000	11,166,867
Active Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
4.875%, 08/15/2045	$286,000	$292,390
U.S. Treasury Notes
1.625%, 05/15/2031	1,590,000	1,415,783
3.375%, 09/15/2028	390,000	387,349
3.625%, 09/30/2030	3,440,000	3,422,531
3.875%, 09/30/2032	4,689,000	4,673,614
3.875%, 08/15/2033	5,180,000	5,137,103
4.250%, 06/30/2031 to 08/15/2035	13,372,000	13,581,683
		71,610,849

6

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency – 36.2%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2036	$569,126	$526,782
2.500%, 08/01/2051 to 12/01/2051	1,446,377	1,242,084
3.000%, 03/01/2043 to 08/01/2052	6,966,019	6,265,339
3.500%, 10/01/2046 to 07/01/2052	14,819,110	13,737,713
4.000%, 01/01/2041 to 01/01/2054	10,713,404	10,183,310
4.500%, 12/01/2037 to 02/01/2054	17,721,706	17,374,575
5.000%, 08/01/2052 to 12/01/2054	16,253,358	16,251,506
5.500%, 04/01/2053 to 05/01/2055	7,948,113	8,099,720
Federal National Mortgage Association
2.000%, 04/01/2037 to 12/01/2050	2,924,748	2,451,792
2.500%, 01/01/2036 to 03/01/2052	7,037,929	6,086,279
3.000%, 01/01/2043 to 05/01/2052	29,106,756	26,016,043
3.500%, 06/01/2042 to 08/01/2053	25,211,648	23,332,413
4.000%, 10/01/2025 to 09/01/2053	25,354,932	24,173,314
4.500%, 11/01/2037 to 08/01/2053	18,612,990	18,235,664
5.000%, 12/01/2034 to 12/01/2054	19,215,875	19,242,736
5.500%, 09/01/2034 to 06/01/2055	9,111,210	9,266,202
6.355%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.605%), 08/01/2034 (A)	29,413	30,205
6.622%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%), 07/01/2033 (A)	8,826	9,064
7.000%, 09/01/2031 to 01/01/2032	38,830	40,759
7.500%, 09/01/2029 to 05/01/2031	4,788	5,022
Government National Mortgage Association
4.000%, 02/15/2041	577,870	560,861
6.000%, 03/15/2033 to 06/15/2033	54,333	56,021
6.500%, 09/15/2028 to 08/15/2031	5,387	5,533
7.000%, 04/15/2029	7,408	7,558
8.000%, 10/15/2026	2,143	2,153
		203,202,648
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $285,629,804)		$274,813,497
CORPORATE BONDS – 39.5%
Communication services – 2.7%
AT&T, Inc.
2.750%, 06/01/2031	1,047,000	959,591
3.550%, 09/15/2055	954,000	657,419
4.500%, 05/15/2035	324,000	313,059
Cable One, Inc. 4.000%, 11/15/2030 (B)(C)	287,000	243,165
CCO Holdings LLC 4.500%, 05/01/2032	218,000	198,394
Charter Communications Operating LLC
2.800%, 04/01/2031	588,000	530,524
6.384%, 10/23/2035	941,000	985,819
GCI LLC 4.750%, 10/15/2028 (B)	486,000	472,295
Gray Media, Inc. 10.500%, 07/15/2029 (B)	450,000	486,563
IHS Holding, Ltd.
7.875%, 05/29/2030 (B)	341,000	352,363
8.250%, 11/29/2031 (B)	542,000	569,152
Iliad Holding SAS 8.500%, 04/15/2031 (B)	200,000	214,499
Level 3 Financing, Inc.
6.875%, 06/30/2033 (B)	655,000	667,563
7.000%, 03/31/2034 (B)	90,000	91,558
Match Group Holdings II LLC
3.625%, 10/01/2031 (B)	81,000	73,412
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Match Group Holdings II LLC (continued)
4.125%, 08/01/2030 (B)	$442,000	$417,466
Maya SAS 7.000%, 04/15/2032 (B)	465,000	474,209
Midcontinent Communications 8.000%, 08/15/2032 (B)	145,000	149,394
Millicom International Cellular SA
6.250%, 03/25/2029 (B)	304,200	306,962
7.375%, 04/02/2032 (B)	200,000	209,007
News Corp.
3.875%, 05/15/2029 (B)	403,000	389,238
5.125%, 02/15/2032 (B)	225,000	223,739
NTT Finance Corp. 5.171%, 07/16/2032 (B)	358,000	366,652
Paramount Global
4.200%, 05/19/2032	190,000	177,000
4.375%, 03/15/2043	300,000	231,562
4.950%, 05/19/2050	689,000	547,769
ROBLOX Corp. 3.875%, 05/01/2030 (B)	740,000	705,853
Sirius XM Radio LLC 4.000%, 07/15/2028 (B)	148,000	143,009
T-Mobile USA, Inc. 3.875%, 04/15/2030	1,654,000	1,621,893
Verizon Communications, Inc. 2.550%, 03/21/2031	647,000	588,259
Vodafone Group PLC 7.000%, (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%), 04/04/2079	452,000	477,559
WarnerMedia Holdings, Inc.
4.279%, 03/15/2032	294,000	269,378
5.050%, 03/15/2042	589,000	470,210
Windstream Services LLC 8.250%, 10/01/2031 (B)	218,000	225,821
WMG Acquisition Corp. 3.875%, 07/15/2030 (B)	362,000	343,304
		15,153,660
Consumer discretionary – 4.2%
Asbury Automotive Group, Inc.
4.625%, 11/15/2029 (B)	128,000	124,221
4.750%, 03/01/2030	344,000	335,028
AutoNation, Inc. 4.750%, 06/01/2030	448,000	450,460
Brookfield Residential Properties, Inc. 5.000%, 06/15/2029 (B)	94,000	89,579
Caesars Entertainment, Inc. 6.000%, 10/15/2032 (B)(C)	591,000	582,111
Carnival Corp.
5.125%, 05/01/2029 (B)	419,000	419,000
5.750%, 08/01/2032 (B)	1,127,000	1,146,923
5.875%, 06/15/2031 (B)	456,000	467,283
Century Communities, Inc.
3.875%, 08/15/2029 (B)	189,000	177,805
6.625%, 09/15/2033 (B)	89,000	89,780
Dealer Tire LLC 8.000%, 02/01/2028 (B)	280,000	276,932
Flutter Treasury DAC
5.875%, 06/04/2031 (B)	200,000	203,004
6.375%, 04/29/2029 (B)	200,000	206,524
Ford Motor Credit Company LLC
4.000%, 11/13/2030	1,176,000	1,096,986
5.113%, 05/03/2029	728,000	722,600

7

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC (continued)
5.800%, 03/08/2029	$337,000	$341,985
6.054%, 11/05/2031	584,000	596,893
6.125%, 03/08/2034	1,195,000	1,200,943
7.122%, 11/07/2033	415,000	443,583
Full House Resorts, Inc. 8.250%, 02/15/2028 (B)	376,000	348,948
General Motors Financial Company, Inc.
3.600%, 06/21/2030	1,451,000	1,382,355
5.950%, 04/04/2034	1,423,000	1,477,857
Gildan Activewear, Inc. 4.700%, 10/07/2030 (B)	128,000	127,807
Global Auto Holdings, Ltd.
8.750%, 01/15/2032 (B)	689,000	670,053
11.500%, 08/15/2029 (B)	315,000	332,325
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (B)	133,000	129,251
Hilton Grand Vacations Borrower LLC 6.625%, 01/15/2032 (B)	401,000	407,277
KB Home 4.000%, 06/15/2031	215,000	201,911
Lithia Motors, Inc.
3.875%, 06/01/2029 (B)	176,000	168,104
4.375%, 01/15/2031 (B)	341,000	323,820
5.500%, 10/01/2030 (B)	306,000	305,618
Macy's Retail Holdings LLC
5.875%, 03/15/2030 (B)	182,000	181,826
6.125%, 03/15/2032 (B)	213,000	213,206
7.375%, 08/01/2033 (B)	372,000	387,893
Marriott Ownership Resorts, Inc. 6.500%, 10/01/2033 (B)	373,000	371,293
MGM Resorts International 4.750%, 10/15/2028	620,000	615,168
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (B)	496,000	482,162
NCL Corp., Ltd.
5.875%, 01/15/2031 (B)	249,000	248,991
6.250%, 09/15/2033 (B)	230,000	231,190
6.750%, 02/01/2032 (B)	384,000	394,918
Newell Brands, Inc.
6.375%, 05/15/2030	298,000	295,257
8.500%, 06/01/2028 (B)	268,000	283,473
Rakuten Group, Inc. 9.750%, 04/15/2029 (B)	348,000	391,314
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (B)	495,000	448,104
Rivers Enterprise Borrower LLC
6.250%, 10/15/2030 (B)	105,000	105,936
6.625%, 02/01/2033 (B)	334,000	338,454
Royal Caribbean Cruises, Ltd. 5.375%, 01/15/2036 (D)	198,000	199,155
S&S Holdings LLC 8.375%, 10/01/2031 (B)	426,000	417,633
Sabre GLBL, Inc. 11.125%, 07/15/2030 (B)	359,000	347,674
Saks Global Enterprises LLC
11.000%, 12/15/2029 (B)	55,250	19,614
11.000%, 12/15/2029 (B)	200,500	102,255
SGUS LLC 11.000%, 12/15/2029 (B)	129,413	121,995
The Michaels Companies, Inc.
5.250%, 05/01/2028 (B)	449,000	413,264
7.875%, 05/01/2029 (B)	229,000	191,215
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
TopBuild Corp. 5.625%, 01/31/2034 (B)	$380,000	$378,619
Travel + Leisure Company
4.625%, 03/01/2030 (B)	101,000	97,351
6.125%, 09/01/2033 (B)	439,000	437,661
Under Armour, Inc. 7.250%, 07/15/2030 (B)	101,000	100,875
Valvoline, Inc. 3.625%, 06/15/2031 (B)	310,000	284,241
Viking Cruises, Ltd. 5.875%, 10/15/2033 (B)	447,000	447,314
		23,395,017
Consumer staples – 0.6%
JBS USA LUX SA
3.625%, 01/15/2032	527,000	491,250
5.750%, 04/01/2033	466,000	486,658
5.950%, 04/20/2035 (B)	133,000	139,717
MARB BondCo PLC 3.950%, 01/29/2031 (B)	712,000	651,921
Mars, Inc.
5.000%, 03/01/2032 (B)	323,000	330,451
5.700%, 05/01/2055 (B)	299,000	302,871
NBM US Holdings, Inc. 6.625%, 08/06/2029 (B)	448,000	453,599
Pilgrim's Pride Corp. 6.250%, 07/01/2033	671,000	716,252
		3,572,719
Energy – 6.5%
Aker BP ASA
3.750%, 01/15/2030 (B)	150,000	144,862
4.000%, 01/15/2031 (B)	289,000	278,518
5.800%, 10/01/2054 (B)	235,000	217,871
Antero Midstream Partners LP
5.375%, 06/15/2029 (B)	364,000	362,666
5.750%, 10/15/2033 (B)	374,000	372,342
6.625%, 02/01/2032 (B)	510,000	525,265
Ascent Resources Utica Holdings LLC
5.875%, 06/30/2029 (B)	433,000	432,109
6.625%, 10/15/2032 (B)	145,000	147,968
6.625%, 07/15/2033 (B)	172,000	174,866
Blue Racer Midstream LLC
7.000%, 07/15/2029 (B)	103,000	106,804
7.250%, 07/15/2032 (B)	430,000	452,216
Cheniere Energy Partners LP
5.550%, 10/30/2035 (B)	267,000	272,771
5.950%, 06/30/2033	558,000	590,697
Cheniere Energy, Inc. 5.650%, 04/15/2034	196,000	202,045
Civitas Resources, Inc. 8.625%, 11/01/2030 (B)	131,000	135,672
Columbia Pipelines Holding Company LLC 5.681%, 01/15/2034 (B)	721,000	742,765
Columbia Pipelines Operating Company LLC 6.036%, 11/15/2033 (B)	447,000	476,965
Continental Resources, Inc.
2.875%, 04/01/2032 (B)	330,000	287,565
4.900%, 06/01/2044	334,000	272,488
5.750%, 01/15/2031 (B)	616,000	635,240
Devon Energy Corp. 5.200%, 09/15/2034 (C)	223,000	222,035
DT Midstream, Inc.
4.375%, 06/15/2031 (B)	1,077,000	1,040,849
5.800%, 12/15/2034 (B)	214,000	220,632

8

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enbridge, Inc.
5.500%, (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%), 07/15/2077	$507,000	$504,402
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	629,000	635,047
6.250%, (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%), 03/01/2078	490,000	494,986
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	171,000	195,575
Energean Israel Finance, Ltd.
5.375%, 03/30/2028 (B)	151,000	148,335
5.875%, 03/30/2031 (B)	260,000	248,579
Energy Transfer LP
5.400%, 10/01/2047	651,000	595,893
5.600%, 09/01/2034	305,000	313,025
6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (E)	964,000	967,596
6.500%, (6.500% to 2-15-31, then 5 Year CMT + 2.676%), 02/15/2056	298,000	296,603
6.750%, (6.750% to 2-15-36, then 5 Year CMT + 2.475%), 02/15/2056	518,000	517,066
7.125%, (7.125% to 5-15-30, then 5 Year CMT + 5.306%), 05/15/2030 (E)	761,000	786,339
Enterprise Products Operating LLC 5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	909,000	908,023
EQT Corp.
6.375%, 04/01/2029	257,000	266,506
7.500%, 06/01/2030	115,000	126,859
Expand Energy Corp. 4.750%, 02/01/2032	406,000	399,007
Genesis Energy LP
7.875%, 05/15/2032	238,000	248,223
8.000%, 05/15/2033	270,000	282,406
Global Partners LP
7.125%, 07/01/2033 (B)	78,000	79,949
8.250%, 01/15/2032 (B)	266,000	280,541
Gulfstream Natural Gas System LLC 5.600%, 07/23/2035 (B)	223,000	228,478
Harbour Energy PLC 6.327%, 04/01/2035 (B)	810,000	831,801
Hess Midstream Operations LP 6.500%, 06/01/2029 (B)	105,000	108,290
Howard Midstream Energy Partners LLC
6.625%, 01/15/2034 (B)	220,000	224,307
7.375%, 07/15/2032 (B)	64,000	66,434
Leviathan Bond, Ltd.
6.500%, 06/30/2027 (B)	666,000	667,499
6.750%, 06/30/2030 (B)	113,000	113,283
Long Ridge Energy LLC 8.750%, 02/15/2032 (B)	336,000	345,377
Matador Resources Company 6.250%, 04/15/2033 (B)	236,000	237,109
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (B)	$418,704	$358,524
MPLX LP
4.950%, 09/01/2032	289,000	289,916
5.000%, 03/01/2033	355,000	355,088
Occidental Petroleum Corp.
5.375%, 01/01/2032	229,000	232,889
6.050%, 10/01/2054	582,000	567,920
6.450%, 09/15/2036	563,000	598,282
6.600%, 03/15/2046	219,000	228,960
6.625%, 09/01/2030	625,000	669,639
ONEOK, Inc.
6.050%, 09/01/2033	565,000	599,120
6.625%, 09/01/2053	527,000	560,617
Ovintiv, Inc.
6.250%, 07/15/2033	265,000	279,527
7.200%, 11/01/2031	55,000	60,653
Parkland Corp.
4.500%, 10/01/2029 (B)	376,000	366,180
4.625%, 05/01/2030 (B)	327,000	317,930
6.625%, 08/15/2032 (B)	160,000	164,410
Plains All American Pipeline LP
4.700%, 01/15/2031	196,000	196,417
5.600%, 01/15/2036	148,000	149,860
Repsol E&P Capital Markets US LLC
5.204%, 09/16/2030 (B)	200,000	201,448
5.976%, 09/16/2035 (B)	200,000	203,638
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	817,000	819,850
Saudi Arabian Oil Company 5.250%, 07/17/2034 (B)	305,000	313,721
Sunoco LP
4.500%, 04/30/2030	569,000	547,860
5.625%, 03/15/2031 (B)	197,000	195,547
5.875%, 03/15/2034 (B)	345,000	342,013
6.250%, 07/01/2033 (B)	219,000	222,907
7.000%, 05/01/2029 (B)	226,000	234,002
7.250%, 05/01/2032 (B)	324,000	340,032
7.875%, (7.875% to 9-18-30, then 5 Year CMT + 4.230%), 09/18/2030 (B)(E)	593,000	602,316
Targa Resources Corp.
5.500%, 02/15/2035	564,000	573,896
6.150%, 03/01/2029	418,000	440,368
Targa Resources Partners LP 4.000%, 01/15/2032	523,000	495,984
Var Energi ASA
5.875%, 05/22/2030 (B)	506,000	526,137
8.000%, 11/15/2032 (B)	1,043,000	1,210,444
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031 (B)	177,000	167,061
Venture Global LNG, Inc.
7.000%, 01/15/2030 (B)(C)	315,000	325,951
9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (B)(E)	988,000	979,187
9.500%, 02/01/2029 (B)	538,000	592,889
Viper Energy Partners LLC 4.900%, 08/01/2030	390,000	392,908
Western Midstream Operating LP
4.050%, 02/01/2030	496,000	484,140
5.450%, 11/15/2034	285,000	285,381
Whistler Pipeline LLC
5.400%, 09/30/2029 (B)	228,000	234,484

9

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Whistler Pipeline LLC (continued)
5.700%, 09/30/2031 (B)	$230,000	$239,105
		36,399,950
Financials – 12.4%
Ally Financial, Inc.
5.548%, (5.548% to 7-31-32, then Overnight SOFR + 1.780%), 07/31/2033	543,000	545,011
5.737%, (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%), 05/15/2029	256,000	262,038
6.184%, (6.184% to 7-26-34, then Overnight SOFR + 2.290%), 07/26/2035	358,000	369,239
8.000%, 11/01/2031	467,000	532,366
Ambac Assurance Corp. 5.100%, 10/10/2025 (B)(E)	131	164
Apollo Debt Solutions BDC
6.700%, 07/29/2031	452,000	479,035
6.900%, 04/13/2029	793,000	833,742
Ares Strategic Income Fund
5.150%, 01/15/2031 (B)	590,000	582,974
5.450%, 09/09/2028 (B)	271,000	273,114
5.600%, 02/15/2030	434,000	438,236
5.700%, 03/15/2028	108,000	109,515
5.800%, 09/09/2030 (B)	532,000	540,625
6.200%, 03/21/2032	381,000	393,644
6.350%, 08/15/2029	178,000	184,392
Athene Global Funding
4.721%, 10/08/2029 (B)	328,000	330,639
5.322%, 11/13/2031 (B)	330,000	337,681
Athene Holding, Ltd.
3.500%, 01/15/2031	141,000	133,798
6.625%, (6.625% to 10-15-34, then 5 Year CMT + 2.607%), 10/15/2054	228,000	230,049
Atlas Warehouse Lending Company LP 6.250%, 01/15/2030 (B)	267,000	274,531
Banco Santander SA 9.625%, (9.625% to 11-21-33, then 5 Year CMT + 5.298%), 05/21/2033 (E)	684,000	824,920
Bank of America Corp.
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031	792,000	733,936
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032	1,431,000	1,303,613
4.571%, (4.571% to 4-27-32, then Overnight SOFR + 1.830%), 04/27/2033	477,000	476,901
5.425%, (5.425% to 8-15-34, then Overnight SOFR + 1.913%), 08/15/2035	1,261,000	1,286,359
5.518%, (5.518% to 10-25-34, then Overnight SOFR + 1.738%), 10/25/2035	168,000	172,082
6.625%, (6.625% to 5-1-30, then 5 Year CMT + 2.684%), 05/01/2030 (E)	818,000	851,120
Bank of Montreal 7.700%, (7.700% to 5-26-29, then 5 Year CMT + 3.452%), 05/26/2084	717,000	759,811
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Barclays PLC
5.367%, (5.367% to 2-25-30, then Overnight SOFR + 1.230%), 02/25/2031	$488,000	$503,202
7.625%, (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%), 03/15/2035 (E)	200,000	211,937
8.000%, (8.000% to 9-15-29, then 5 Year CMT + 5.431%), 03/15/2029 (E)	659,000	697,582
Blackstone Private Credit Fund
5.050%, 09/10/2030	491,000	485,286
5.250%, 04/01/2030	449,000	450,682
5.950%, 07/16/2029	337,000	346,690
6.000%, 01/29/2032	186,000	191,929
7.300%, 11/27/2028	330,000	352,497
Block, Inc.
5.625%, 08/15/2030 (B)	162,000	164,135
6.000%, 08/15/2033 (B)	210,000	215,048
BNP Paribas SA
5.497%, (5.497% to 5-20-29, then Overnight SOFR + 1.590%), 05/20/2030 (B)	421,000	435,346
9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (B)(E)	230,000	247,098
BPCE SA 5.716%, (5.716% to 1-18-29, then Overnight SOFR + 1.959%), 01/18/2030 (B)	396,000	409,523
Brookfield Finance, Inc. 6.300%, (6.300% to 1-15-35, then 5 Year CMT + 2.076%), 01/15/2055	540,000	535,393
Citigroup, Inc. 6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	643,000	684,161
Citizens Financial Group, Inc.
3.250%, 04/30/2030	100,000	94,673
5.253%, (5.253% to 3-5-30, then Overnight SOFR + 1.259%), 03/05/2031	347,000	355,631
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	893,000	932,416
CNO Financial Group, Inc.
5.250%, 05/30/2029	651,000	662,232
6.450%, 06/15/2034	286,000	303,496
Comerica, Inc. 5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030	305,000	317,397
Credit Agricole SA
3.250%, 01/14/2030 (B)	932,000	879,286
5.862%, (5.862% to 1-9-35, then Overnight SOFR + 1.740%), 01/09/2036 (B)	541,000	568,772
6.316%, (6.316% to 10-3-28, then Overnight SOFR + 1.860%), 10/03/2029 (B)	646,000	681,033
Danske Bank A/S 5.019%, (5.019% to 3-4-30, then 1 Year CMT + 0.930%), 03/04/2031 (B)	564,000	574,658

10

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	$703,000	$647,507
5.297%, (5.297% to 5-9-30, then Overnight SOFR + 1.720%), 05/09/2031	366,000	374,917
6.819%, (6.819% to 11-20-28, then Overnight SOFR + 2.510%), 11/20/2029	410,000	438,560
Enact Holdings, Inc. 6.250%, 05/28/2029	570,000	596,011
F&G Annuities & Life, Inc.
6.250%, 10/04/2034	149,000	151,956
6.500%, 06/04/2029	223,000	232,501
Fifth Third Bancorp
4.772%, (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%), 07/28/2030	226,000	228,541
5.631%, (5.631% to 1-29-31, then Overnight SOFR + 1.840%), 01/29/2032	343,000	359,584
7.296%, (3 month CME Term SOFR + 3.295%), 10/30/2025 (A)(E)	355,000	353,930
First Citizens BancShares, Inc.
5.231%, (5.231% to 3-12-30, then Overnight SOFR + 1.410%), 03/12/2031	539,000	546,981
5.600%, (5.600% to 9-5-30, then 5 Year CMT + 1.850%), 09/05/2035	513,000	511,645
First Horizon Corp. 5.514%, (5.514% to 3-7-30, then Overnight SOFR + 1.766%), 03/07/2031	323,000	332,486
Freedom Mortgage Holdings LLC 7.875%, 04/01/2033 (B)	208,000	214,277
GA Global Funding Trust
4.500%, 09/18/2030 (B)	608,000	603,109
5.200%, 12/09/2031 (B)	378,000	384,584
Global Atlantic Financial Company
4.700%, (4.700% to 10-15-26, then 5 Year CMT + 3.796%), 10/15/2051 (B)	384,000	378,276
7.950%, (7.950% to 10-15-29, then 5 Year CMT + 3.608%), 10/15/2054 (B)	162,000	171,410
HPS Corporate Lending Fund 5.950%, 04/14/2032	424,000	430,988
Huntington Bancshares, Inc.
5.272%, (5.272% to 1-15-30, then Overnight SOFR + 1.276%), 01/15/2031	330,000	340,120
6.141%, (6.141% to 11-18-34, then 5 Year CMT + 1.700%), 11/18/2039	169,000	175,863
6.208%, (6.208% to 8-21-28, then Overnight SOFR + 2.020%), 08/21/2029	249,000	262,057
6.250%, (6.250% to 10-15-30, then 5 Year CMT + 2.653%), 10/15/2030 (E)	246,000	245,352
ING Groep NV 6.114%, (6.114% to 9-11-33, then Overnight SOFR + 2.090%), 09/11/2034	200,000	216,328
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
ION Platform Finance US Inc. 7.875%, 09/30/2032 (B)	$356,000	$353,661
Jefferies Financial Group, Inc. 6.200%, 04/14/2034	470,000	499,702
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	401,000	371,940
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	586,000	592,851
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030	582,000	596,983
5.012%, (5.012% to 1-23-29, then Overnight SOFR + 1.310%), 01/23/2030	568,000	581,888
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	817,000	843,859
5.502%, (5.502% to 1-24-35, then Overnight SOFR + 1.315%), 01/24/2036	520,000	544,029
5.576%, (5.576% to 7-23-35, then Overnight SOFR + 1.635%), 07/23/2036	1,358,000	1,407,814
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030	400,000	417,795
KeyCorp
5.121%, (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%), 04/04/2031	556,000	570,897
6.401%, (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%), 03/06/2035	198,000	214,870
Lazard Group LLC 4.375%, 03/11/2029	552,000	550,632
Liberty Mutual Group, Inc. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (B)	203,000	199,385
Lloyds Banking Group PLC
6.068%, (6.068% to 6-13-35, then 1 Year CMT + 1.600%), 06/13/2036	228,000	239,332
6.750%, (6.750% to 9-27-31, then 5 Year CMT + 3.150%), 09/27/2031 (E)	342,000	350,039
M&T Bank Corp.
5.125%, (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%), 11/01/2026 (E)	116,000	115,493
5.179%, (5.179% to 7-8-30, then Overnight SOFR + 1.400%), 07/08/2031	275,000	281,629
5.385%, (5.385% to 1-16-35, then Overnight SOFR + 1.610%), 01/16/2036	434,000	439,988
5.400%, (5.400% to 7-30-30, then 5 Year CMT + 1.430%), 07/30/2035	494,000	497,756
Macquarie Airfinance Holdings, Ltd. 5.150%, 03/17/2030 (B)	130,000	131,817
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (B)	307,000	292,538
MassMutual Global Funding II 4.350%, 09/17/2031 (B)	456,000	453,252

11

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%), 12/15/2036	$556,000	$585,087
Morgan Stanley
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032	203,000	179,288
2.484%, (2.484% to 9-16-31, then Overnight SOFR + 1.360%), 09/16/2036	796,000	691,427
5.173%, (5.173% to 1-16-29, then Overnight SOFR + 1.450%), 01/16/2030	875,000	899,303
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	700,000	722,294
MSCI, Inc. 3.625%, 11/01/2031 (B)	652,000	612,393
NatWest Group PLC
7.300%, (7.300% to 5-19-35, then 5 Year CMT + 2.937%), 11/19/2034 (E)	566,000	596,726
8.125%, (8.125% to 5-10-34, then 5 Year CMT + 3.752%), 11/10/2033 (E)	441,000	496,458
NMI Holdings, Inc. 6.000%, 08/15/2029	223,000	230,479
OneMain Finance Corp. 6.125%, 05/15/2030	520,000	526,596
Popular, Inc. 7.250%, 03/13/2028	466,000	486,854
Radian Group, Inc. 6.200%, 05/15/2029	223,000	232,903
Regions Financial Corp.
5.502%, (5.502% to 9-6-34, then Overnight SOFR + 2.060%), 09/06/2035	838,000	861,522
5.722%, (5.722% to 6-6-29, then Overnight SOFR + 1.490%), 06/06/2030	234,000	243,881
Reinsurance Group of America, Inc. 6.650%, (6.650% to 9-15-35, then 5 Year CMT + 2.392%), 09/15/2055	447,000	469,212
Rocket Companies, Inc.
6.125%, 08/01/2030 (B)	99,000	101,606
6.375%, 08/01/2033 (B)	130,000	134,175
Royal Bank of Canada 6.500%, (6.500% to 11-24-35, then 5 Year CMT + 2.462%), 11/24/2085	793,000	785,326
Sixth Street Lending Partners
5.750%, 01/15/2030	274,000	278,421
6.125%, 07/15/2030 (B)	216,000	223,317
Societe Generale SA 5.375%, (5.375% to 11-18-30, then 5 Year CMT + 4.514%), 11/18/2030 (B)(E)	557,000	524,631
Starwood Property Trust, Inc. 6.000%, 04/15/2030 (B)	326,000	330,955
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (B)	629,000	521,914
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Bank of New York Mellon Corp. 4.942%, (4.942% to 2-11-30, then Overnight SOFR + 0.887%), 02/11/2031	$330,000	$338,955
The Charles Schwab Corp. 5.853%, (5.853% to 5-19-33, then Overnight SOFR + 2.500%), 05/19/2034	334,000	357,458
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	1,523,000	1,381,695
2.650%, (2.650% to 10-21-31, then Overnight SOFR + 1.264%), 10/21/2032	539,000	484,739
The PNC Financial Services Group, Inc.
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	560,000	567,703
5.575%, (5.575% to 1-29-35, then Overnight SOFR + 1.394%), 01/29/2036	378,000	394,406
5.939%, (5.939% to 8-18-33, then Overnight SOFR + 1.946%), 08/18/2034	377,000	404,386
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (E)	440,000	451,484
TrueNoord Capital DAC 8.750%, 03/01/2030 (B)	235,000	249,687
Truist Financial Corp.
5.153%, (5.153% to 8-5-31, then Overnight SOFR + 1.571%), 08/05/2032	560,000	576,330
5.867%, (5.867% to 6-8-33, then Overnight SOFR + 2.361%), 06/08/2034	1,200,000	1,271,431
6.123%, (6.123% to 10-28-32, then Overnight SOFR + 2.300%), 10/28/2033	379,000	408,339
Trust Fibra Uno 7.375%, 02/13/2034 (B)	554,000	596,975
U.S. Bancorp
4.839%, (4.839% to 2-1-33, then Overnight SOFR + 1.600%), 02/01/2034	655,000	657,868
5.083%, (5.083% to 5-15-30, then Overnight SOFR + 1.296%), 05/15/2031	390,000	401,047
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	364,000	376,346
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	604,000	643,615
UBS Group AG
5.428%, (5.428% to 2-8-29, then 1 Year CMT + 1.520%), 02/08/2030 (B)	452,000	467,001
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (B)	400,000	436,751
7.000%, (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%), 02/10/2030 (B)(E)	368,000	377,108

12

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group AG (continued)
7.125%, (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%), 08/10/2034 (B)(E)	$379,000	$389,974
9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (B)(E)	467,000	556,135
Webster Financial Corp. 5.784%, (5.784% to 9-11-30, then 5 Year CMT + 2.125%), 09/11/2035	196,000	196,023
Wells Fargo & Company
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	1,847,000	1,719,326
5.211%, (5.211% to 12-3-34, then Overnight SOFR + 1.380%), 12/03/2035	420,000	429,132
5.244%, (5.244% to 1-24-30, then Overnight SOFR + 1.110%), 01/24/2031	335,000	346,594
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	814,000	904,429
		69,424,476
Health care – 1.8%
AbbVie, Inc. 5.050%, 03/15/2034	199,000	204,776
Amgen, Inc.
5.250%, 03/02/2033	1,744,000	1,806,506
5.650%, 03/02/2053	656,000	654,322
Centene Corp.
3.000%, 10/15/2030	478,000	427,111
3.375%, 02/15/2030	273,000	251,075
CVS Health Corp. 5.000%, 09/15/2032	550,000	556,730
DaVita, Inc. 4.625%, 06/01/2030 (B)	294,000	281,766
Endo Finance Holdings, Inc. 8.500%, 04/15/2031 (B)	237,000	254,270
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031 (B)	868,000	766,495
HCA, Inc. 5.450%, 04/01/2031	464,000	482,318
Horizon Mutual Holdings, Inc. 6.200%, 11/15/2034 (B)	566,000	553,318
Icon Investments Six DAC 5.849%, 05/08/2029	305,000	318,359
IQVIA, Inc. 6.250%, 02/01/2029	217,000	228,422
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/2030	669,000	590,053
Royalty Pharma PLC 5.150%, 09/02/2029	274,000	281,128
Solventum Corp.
5.450%, 03/13/2031	746,000	777,930
5.600%, 03/23/2034	258,000	268,611
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	86,000	90,049
Teva Pharmaceutical Finance Netherlands III BV 4.100%, 10/01/2046	614,000	458,234
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Teva Pharmaceutical Finance Netherlands IV BV 5.750%, 12/01/2030	$415,000	$427,412
Universal Health Services, Inc. 2.650%, 10/15/2030	622,000	561,550
		10,240,435
Industrials – 3.4%
AerCap Ireland Capital DAC
3.300%, 01/30/2032	1,610,000	1,482,639
6.500%, (6.500% to 1-31-31, then 5 Year CMT + 2.441%), 01/31/2056	285,000	294,017
Aeropuertos Dominicanos Siglo XXI SA 7.000%, 06/30/2034 (B)	300,000	315,000
Air Canada 2020-1 Class C Pass Through Trust 10.500%, 07/15/2026 (B)	257,000	268,042
Allied Universal Holdco LLC
6.875%, 06/15/2030 (B)	264,000	271,347
7.875%, 02/15/2031 (B)	699,000	732,899
Ambipar Lux Sarl 10.875%, 02/05/2033 (B)	305,000	50,511
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	530,079	516,735
American Airlines 2016-3 Class A Pass Through Trust 3.250%, 10/15/2028	34,678	32,865
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	312,180	300,714
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	407,963	396,349
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	264,607	251,311
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	630,008	575,948
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	470,050	440,098
American Airlines 2019-1 Class B Pass Through Trust 3.850%, 02/15/2028	72,173	70,262
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	732,561	663,212
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	429,970	410,635
American Airlines, Inc. 7.250%, 02/15/2028 (B)	198,000	202,842
Ashtead Capital, Inc.
5.500%, 08/11/2032 (B)	200,000	206,969
5.550%, 05/30/2033 (B)	547,000	564,200
BlueLinx Holdings, Inc. 6.000%, 11/15/2029 (B)	383,000	377,049
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (B)	55,089	53,075
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (B)	196,841	191,855

13

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (B)	$51,441	$54,209
Builders FirstSource, Inc.
4.250%, 02/01/2032 (B)	439,000	412,852
6.375%, 03/01/2034 (B)	468,000	482,090
6.750%, 05/15/2035 (B)	146,000	152,443
CIMIC Finance USA Pty, Ltd. 7.000%, 03/25/2034 (B)	262,000	285,297
Cimpress PLC 7.375%, 09/15/2032 (B)	340,000	338,815
Delta Air Lines, Inc. 4.375%, 04/19/2028	300,000	300,091
Efesto Bidco SpA Efesto US LLC 7.500%, 02/15/2032 (B)	332,000	337,843
Embraer Netherlands Finance BV 7.000%, 07/28/2030 (B)	405,000	443,133
EMRLD Borrower LP 6.625%, 12/15/2030 (B)	524,000	538,645
Flowserve Corp. 3.500%, 10/01/2030	327,000	311,646
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029 (B)	182,000	178,821
JB Poindexter & Company, Inc. 8.750%, 12/15/2031 (B)	386,000	404,278
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	350,400	310,362
MasTec, Inc. 5.900%, 06/15/2029	256,000	267,949
Quanta Services, Inc. 5.250%, 08/09/2034	245,000	251,174
The Boeing Company 6.528%, 05/01/2034	1,490,000	1,647,145
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	464,034	445,357
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	437,990	420,729
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	303,872	312,345
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	611,096	631,978
United Airlines 2024-1 Class A Pass Through Trust 5.875%, 02/15/2037	442,209	451,097
United Airlines 2024-1 Class AA Pass Through Trust 5.450%, 02/15/2037	523,313	538,290
United Airlines, Inc. 4.625%, 04/15/2029 (B)	154,000	151,642
Weir Group, Inc. 5.350%, 05/06/2030 (B)	231,000	237,640
Williams Scotsman, Inc. 6.625%, 06/15/2029 (B)	189,000	193,320
		18,767,765
Information technology – 3.0%
Broadcom, Inc.
3.419%, 04/15/2033 (B)	1,332,000	1,232,732
4.550%, 02/15/2032	223,000	224,549
4.800%, 02/15/2036	510,000	508,444
4.900%, 07/15/2032	787,000	805,091
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Broadcom, Inc. (continued)
4.900%, 02/15/2038	$541,000	$538,101
CDW LLC
5.100%, 03/01/2030	181,000	184,210
5.550%, 08/22/2034	187,000	191,742
Cloud Software Group, Inc.
6.625%, 08/15/2033 (B)	166,000	168,982
8.250%, 06/30/2032 (B)	157,000	166,538
Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028 (B)	144,000	144,634
CoreWeave, Inc.
9.000%, 02/01/2031 (B)	364,000	373,056
9.250%, 06/01/2030 (B)	276,000	285,051
Dell International LLC
4.500%, 02/15/2031 (D)	671,000	669,449
4.750%, 10/06/2032 (D)	552,000	549,532
5.100%, 02/15/2036 (D)	552,000	548,921
5.300%, 04/01/2032	566,000	584,318
5.400%, 04/15/2034	858,000	885,900
Foundry JV Holdco LLC
6.100%, 01/25/2036 (B)	533,000	566,261
6.250%, 01/25/2035 (B)	767,000	821,009
Gartner, Inc.
3.625%, 06/15/2029 (B)	106,000	101,565
3.750%, 10/01/2030 (B)	254,000	239,862
Kioxia Holdings Corp. 6.625%, 07/24/2033 (B)	731,000	751,490
Marvell Technology, Inc. 5.950%, 09/15/2033	268,000	287,540
Micron Technology, Inc.
2.703%, 04/15/2032	453,000	403,124
5.300%, 01/15/2031	422,000	436,683
5.650%, 11/01/2032	423,000	443,909
5.800%, 01/15/2035	347,000	365,057
Motorola Solutions, Inc.
2.300%, 11/15/2030	786,000	710,481
2.750%, 05/24/2031	592,000	540,412
Oracle Corp.
4.800%, 09/26/2032	319,000	319,384
5.200%, 09/26/2035	373,000	375,054
5.250%, 02/03/2032	377,000	388,667
5.550%, 02/06/2053	893,000	844,979
Pagaya US Holdings Company LLC 8.875%, 08/01/2030 (B)	370,000	344,521
Qorvo, Inc.
3.375%, 04/01/2031 (B)	471,000	432,746
4.375%, 10/15/2029	311,000	304,852
Virtusa Corp. 7.125%, 12/15/2028 (B)	144,000	140,688
		16,879,534
Materials – 0.9%
Alcoa Nederland Holding BV 7.125%, 03/15/2031 (B)	128,000	134,551
Aris Mining Corp. 8.000%, 10/31/2029 (B)	293,000	304,626
Capstone Copper Corp. 6.750%, 03/31/2033 (B)	112,000	115,363
Cemex SAB de CV 3.875%, 07/11/2031 (B)	486,000	461,238
Clydesdale Acquisition Holdings, Inc. 6.875%, 01/15/2030 (B)	335,000	343,646
CSN Resources SA 4.625%, 06/10/2031 (B)	598,000	485,471
First Quantum Minerals, Ltd. 8.000%, 03/01/2033 (B)	224,000	236,512

14

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Freeport-McMoRan, Inc. 5.400%, 11/14/2034	$382,000	$391,512
Graphic Packaging International LLC 3.500%, 03/01/2029 (B)	198,000	187,706
JH North America Holdings, Inc.
5.875%, 01/31/2031 (B)	106,000	107,623
6.125%, 07/31/2032 (B)	383,000	392,297
Magnera Corp. 7.250%, 11/15/2031 (B)	638,000	600,345
Novelis Corp. 4.750%, 01/30/2030 (B)	459,000	442,783
Quikrete Holdings, Inc. 6.375%, 03/01/2032 (B)	306,000	316,968
Standard Building Solutions, Inc. 6.250%, 08/01/2033 (B)	368,000	372,926
Toucan FinCo, Ltd. 9.500%, 05/15/2030 (B)	384,000	376,164
		5,269,731
Real estate – 0.8%
American Tower Corp.
5.550%, 07/15/2033	342,000	358,015
5.650%, 03/15/2033	342,000	360,742
CoStar Group, Inc. 2.800%, 07/15/2030 (B)	676,000	618,864
GLP Capital LP
3.250%, 01/15/2032	376,000	338,277
4.000%, 01/15/2030	262,000	253,729
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (B)	126,000	121,406
Iron Mountain, Inc. 5.250%, 07/15/2030 (B)	249,000	246,253
Millrose Properties, Inc. 6.375%, 08/01/2030 (B)	490,000	498,325
Uniti Group LP 6.500%, 02/15/2029 (B)	179,000	168,105
VICI Properties LP
3.875%, 02/15/2029 (B)	296,000	288,996
5.125%, 11/15/2031	655,000	664,576
5.125%, 05/15/2032	546,000	551,374
XHR LP 6.625%, 05/15/2030 (B)	215,000	220,907
		4,689,569
Utilities – 3.2%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (B)	318,003	300,513
AltaGas, Ltd. 7.200%, (7.200% to 10-15-34, then 5 Year CMT + 3.573%), 10/15/2054 (B)	209,000	216,192
American Electric Power Company, Inc.
5.625%, 03/01/2033	218,000	229,160
6.050%, (6.050% to 3-15-36, then 5 Year CMT + 1.940%), 03/15/2056	129,000	129,181
Capital Power US Holdings, Inc.
5.257%, 06/01/2028 (B)	216,000	220,104
6.189%, 06/01/2035 (B)	365,000	382,876
CenterPoint Energy, Inc.
5.950%, (5.950% to 4-1-31, then 5 Year CMT + 2.223%), 04/01/2056	323,000	323,000
6.850%, (6.850% to 2-15-35, then 5 Year CMT + 2.946%), 02/15/2055	125,000	132,588
7.000%, (7.000% to 2-15-30, then 5 Year CMT + 3.254%), 02/15/2055	587,000	611,677
Constellation Energy Generation LLC 6.500%, 10/01/2053	261,000	290,866
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Dominion Energy, Inc.
6.000%, (6.000% to 2-15-31, then 5 Year CMT + 2.262%), 02/15/2056	$436,000	$439,119
6.200%, (6.200% to 2-15-36, then 5 Year CMT + 2.006%), 02/15/2056	539,000	542,527
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	405,000	423,903
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054	185,000	200,593
Duke Energy Corp. 5.750%, 09/15/2033	596,000	633,048
Electricite de France SA
5.650%, 04/22/2029 (B)	651,000	678,862
9.125%, (9.125% to 6-15-33, then 5 Year CMT + 5.411%), 03/15/2033 (B)(E)	621,000	719,567
Exelon Corp.
5.125%, 03/15/2031	324,000	334,057
6.500%, (6.500% to 3-15-35, then 5 Year CMT + 1.975%), 03/15/2055	129,000	134,831
FirstEnergy Corp. 2.650%, 03/01/2030	379,000	351,634
Georgia Power Company 4.950%, 05/17/2033	340,000	346,832
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	265,000	241,951
6.375%, (6.375% to 8-15-30, then 5 Year CMT + 2.053%), 08/15/2055	299,000	310,470
6.500%, (6.500% to 8-15-35, then 5 Year CMT + 1.979%), 08/15/2055	108,000	114,401
6.700%, (6.700% to 9-1-29, then 5 Year CMT + 2.364%), 09/01/2054	262,000	271,037
NiSource, Inc. 3.600%, 05/01/2030	289,000	279,855
NRG Energy, Inc.
3.625%, 02/15/2031 (B)	335,000	309,716
3.875%, 02/15/2032 (B)	626,000	576,884
4.450%, 06/15/2029 (B)	356,000	353,006
6.000%, 02/01/2033 (B)	303,000	307,718
6.250%, 11/01/2034 (B)	249,000	255,248
7.000%, 03/15/2033 (B)	497,000	549,532
10.250%, (10.250% to 3-15-28, then 5 Year CMT + 5.920%), 03/15/2028 (B)(E)	371,000	404,526
Pacific Gas & Electric Company
4.950%, 07/01/2050	282,000	242,037
5.800%, 05/15/2034	430,000	445,550
PacifiCorp 7.375%, (7.375% to 9-15-30, then 5 Year CMT + 3.319%), 09/15/2055	399,000	420,076
PG&E Corp. 7.375%, (7.375% to 3-15-30, then 5 Year CMT + 3.883%), 03/15/2055	698,000	717,090
Sempra
5.500%, 08/01/2033	428,000	446,101
6.400%, (6.400% to 10-1-34, then 5 Year CMT + 2.632%), 10/01/2054	422,000	431,195
6.875%, (6.875% to 10-1-29, then 5 Year CMT + 2.789%), 10/01/2054	398,000	412,396
The Southern Company
5.200%, 06/15/2033	199,000	204,583
5.700%, 03/15/2034	490,000	517,515
6.375%, (6.375% to 3-15-35, then 5 Year CMT + 2.069%), 03/15/2055	537,000	572,228

15

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Vistra Corp. 8.000%, (8.000% to 10-15-26, then 5 Year CMT + 6.930%), 10/15/2026 (B)(E)	$172,000	$175,932
Vistra Operations Company LLC
4.300%, 07/15/2029 (B)	781,000	774,997
6.875%, 04/15/2032 (B)	228,000	238,460
6.950%, 10/15/2033 (B)	431,000	480,712
		17,694,346
TOTAL CORPORATE BONDS (Cost $216,756,910)		$221,487,202
MUNICIPAL BONDS – 0.0%
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	231,000	171,193
TOTAL MUNICIPAL BONDS (Cost $231,000)		$171,193
TERM LOANS (F) – 0.3%
Financials – 0.1%
AmWINS Group, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 6.252%, 01/30/2032	310,516	310,311
Health care – 0.0%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%) 8.163%, 04/23/2031	189,090	189,366
Industrials – 0.1%
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%) 6.671%, 03/03/2032	228,000	227,701
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%) 8.163%, 05/21/2032	555,000	537,795
		765,496
Information technology – 0.0%
Clearwater Analytics LLC, 2025 Term Loan B (6 month CME Term SOFR + 2.250%) 6.460%, 04/21/2032	104,000	104,000
Materials – 0.1%
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 6.413%, 02/10/2032	278,600	278,411
TOTAL TERM LOANS (Cost $1,661,605)		$1,647,584
COLLATERALIZED MORTGAGE OBLIGATIONS – 4.0%
Commercial and residential – 3.0%
Angel Oak Mortgage Trust LLC
Series 2021-4, Class A1, 1.035%, 01/20/2065 (B)(G)	189,910	160,336
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter), 4.800%, 11/26/2068 (B)	366,958	364,992
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (B)(G)	113,425	102,610
Avenue of Americas Series 2025-1301, Class A 5.227%, 08/11/2042 (B)(G)	423,000	428,444
BAHA Trust Series 2024-MAR, Class A 6.171%, 12/10/2041 (B)(G)	554,000	572,867
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.843%, 11/05/2032 (B)(G)	$116,000	$97,135
BANK Series 2021-BN34, Class XA IO 1.067%, 06/15/2063	12,620,254	484,879
BBCMS Mortgage Trust
Series 2020-C6, Class A2, 2.690%, 02/15/2053	72,228	68,007
Series 2024-5C29, Class A3, 5.208%, 09/15/2057	151,000	155,013
Series 2024-5C31, Class A3, 5.609%, 12/15/2057	168,000	175,274
Benchmark Mortgage Trust
Series 2019-B12, Class A2, 3.001%, 08/15/2052	170,071	167,785
Series 2024-V12, Class A3, 5.738%, 12/15/2057	523,000	547,909
BMO Mortgage Trust Series 2024-5C8, Class A3 5.625%, 12/15/2057 (G)	163,000	169,869
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (B)(G)	115,774	108,621
BX Trust
Series 2019-OC11, Class A, 3.202%, 12/09/2041 (B)	229,000	216,402
Series 2019-OC11, Class D, 4.075%, 12/09/2041 (B)(G)	300,000	283,724
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (B)	267,000	268,959
CENT Trust Series 2025-CITY, Class A 5.091%, 07/10/2040 (B)(G)	278,000	281,144
CHL Mortgage Pass-Through Trust Series 2004-HYB2, Class 4A 6.722%, 07/20/2034 (G)	235,124	230,891
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class XA IO, 0.944%, 12/15/2072	14,342,470	426,049
Series 2023-SMRT, Class A, 6.015%, 10/12/2040 (B)(G)	340,000	350,436
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (B)(G)	167,349	141,862
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter), 5.529%, 08/25/2070 (B)	224,712	226,729
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (B)(G)	332,747	288,927
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.577%, 05/10/2051	4,954,089	46,609
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (B)(G)	92,219	82,756
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (B)(G)	124,115	107,369

16

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (B)(G)	$353,827	$303,452
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month CME Term SOFR + 1.014%) 5.148%, 07/19/2044 (A)	193,635	186,420
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (B)(G)	45,452	39,780
Series 2021-2, Class A1, 0.931%, 06/25/2066 (B)(G)	161,840	136,107
Series 2025-INV4, Class A1, 5.100%, 10/25/2070 (B)	199,000	199,090
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (B)(G)	289,936	240,036
FREMF Mortgage Trust Series 2019-KF69, Class B (30 day Average SOFR + 2.414%) 6.769%, 08/25/2029 (A)(B)	87,868	84,355
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (B)(G)	100,206	89,637
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (B)(G)	109,407	94,250
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (B)(G)	169,858	147,535
Series 2025-NQM5, Class A1, 4.981%, 08/25/2070 (B)(G)	263,000	262,871
GS Mortgage-Backed Securities Trust Series 2021-NQM1, Class A1 1.017%, 07/25/2061 (B)(G)	74,527	67,371
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2037 (B)	5,857,746	91,813
Series 2007-4, Class ES IO, 0.350%, 07/19/2037	6,065,610	95,096
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (B)	6,657,834	79,320
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A 5.649%, 01/13/2040 (B)(G)	476,000	491,897
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (B)(G)	96,443	84,605
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (B)	258,000	230,910
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.592%, 04/21/2034 (G)	35,946	35,391
Series 2004-8, Class 5A1, 6.606%, 08/25/2034 (G)	19,674	19,335
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (B)(G)	60,243	56,747
Morgan Stanley Capital I Trust Series 2019-L3, Class XA IO 0.711%, 11/15/2052	19,772,629	419,490
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class C 4.460%, 01/15/2043 (B)(G)	$98,000	$91,076
NXPT Commercial Mortgage Trust Series 2024-STOR, Class A 4.455%, 11/05/2041 (B)(G)	279,000	275,998
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (B)	97,337	91,849
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (B)(G)	80,524	67,408
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (B)(G)	270,921	224,875
Series 2025-NQM18, Class A1, 5.057%, 09/25/2065 (B)(G)	167,000	167,007
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (B)(G)	221,646	198,036
ROCK Trust
Series 2024-CNTR, Class A, 5.388%, 11/13/2041 (B)	446,000	459,521
Series 2024-CNTR, Class D, 7.109%, 11/13/2041 (B)	557,000	581,022
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month CME Term SOFR + 0.514%) 4.650%, 05/20/2035 (A)	16,256	14,969
SLG Office Trust Series 2021-OVA, Class D 2.851%, 07/15/2041 (B)	352,000	304,659
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (B)(G)	24,214	24,173
Towd Point Mortgage Trust
Series 2015-6, Class M2, 3.750%, 04/25/2055 (B)(G)	882,638	873,079
Series 2018-4, Class A1, 3.000%, 06/25/2058 (B)(G)	168,721	160,330
Series 2019-1, Class A1, 3.750%, 03/25/2058 (B)(G)	115,268	112,282
Series 2019-4, Class A1, 2.900%, 10/25/2059 (B)(G)	98,373	94,535
Series 2020-4, Class A1, 1.750%, 10/25/2060 (B)	256,483	233,656
Series 2024-4, Class A1A, 4.527%, 10/27/2064 (B)(G)	599,466	600,545
VDCM Commercial Mortgage Trust Series 2025-AZ, Class A 5.229%, 07/13/2044 (B)(G)	324,000	327,266
Verus Securitization Trust
Series 2021-3, Class A1, 1.046%, 06/25/2066 (B)(G)	186,748	164,257
Series 2021-4, Class A1, 0.938%, 07/25/2066 (B)(G)	111,202	94,530
Series 2021-5, Class A1, 1.013%, 09/25/2066 (B)(G)	155,651	135,542
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (B)(G)	37,880	36,449

17

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	$147,268	$129,211
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3, 5.673%, 05/15/2058	319,000	334,291
Series 2025-5C6, Class A3, 5.186%, 10/15/2058 (D)	368,000	378,626
WHARF Commercial Mortgage Trust Series 2025-DC, Class A 5.528%, 07/15/2040 (B)(G)	224,000	229,728
		16,416,026
U.S. Government Agency – 1.0%
Federal Home Loan Mortgage Corp.
Series 290, Class IO, 3.500%, 11/15/2032	396,345	30,268
Series 3387, Class SB IO, 1.933%, 11/15/2037	457,722	43,590
Series K109, Class X1 IO, 1.685%, 04/25/2030	3,047,171	177,661
Series K121, Class X1 IO, 1.111%, 10/25/2030	12,512,562	512,630
Series T-41, Class 3A, 4.404%, 07/25/2032 (G)	30,593	28,199
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	2,070	2,096
Series 2002-W3, Class A5, 7.500%, 11/25/2041	33,669	35,314
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	354,187	28,357
Series 2022-22, Class B, 2.000%, 07/25/2054	1,007,717	604,454
Government National Mortgage Association
Series 2008-90, Class IO, 2.017%, 12/16/2050	1,946,976	245,050
Series 2010-147, Class SA IO, 1.920%, 05/20/2040	113,505	2,833
Series 2010-85, Class SB IO, 2.339%, 03/16/2040	288,029	14,249
Series 2012-114, Class IO, 0.609%, 01/16/2053	195,811	2,921
Series 2012-120, Class IO, 0.645%, 02/16/2053	2,849,961	42,674
Series 2015-86, Class IO, 0.404%, 05/16/2052	18,786,445	259,895
Series 2016-174, Class IO, 0.726%, 11/16/2056	233,434	7,310
Series 2017-109, Class IO, 0.225%, 04/16/2057	458,370	4,936
Series 2017-124, Class IO, 0.625%, 01/16/2059	524,137	18,250
Series 2017-135, Class IO, 0.695%, 10/16/2058	820,688	26,401
Series 2017-140, Class IO, 0.485%, 02/16/2059	361,099	9,696
Series 2017-159, Class IO, 0.430%, 06/16/2059	584,152	14,769
Series 2017-169, Class IO, 0.521%, 01/16/2060	1,610,224	44,619
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-20, Class IO, 0.490%, 12/16/2058	$1,217,890	$25,340
Series 2017-22, Class IO, 0.773%, 12/16/2057	166,701	6,078
Series 2017-41, Class IO, 0.498%, 07/16/2058	329,434	7,853
Series 2017-46, Class IO, 0.648%, 11/16/2057	518,931	19,433
Series 2017-61, Class IO, 0.688%, 05/16/2059	199,774	6,952
Series 2018-158, Class IO, 0.797%, 05/16/2061	1,516,619	90,483
Series 2018-35, Class IO, 0.543%, 03/16/2060	1,327,307	42,584
Series 2018-43, Class IO, 0.455%, 05/16/2060	987,009	31,502
Series 2018-69, Class IO, 0.609%, 04/16/2060	343,892	15,546
Series 2018-81, Class IO, 0.486%, 01/16/2060	261,098	10,808
Series 2018-9, Class IO, 0.444%, 01/16/2060	1,551,270	46,306
Series 2019-131, Class IO, 0.803%, 07/16/2061	1,195,786	68,348
Series 2020-100, Class IO, 0.786%, 05/16/2062	1,389,468	83,510
Series 2020-108, Class IO, 0.847%, 06/16/2062	3,020,366	174,402
Series 2020-114, Class IO, 0.798%, 09/16/2062	3,225,204	173,467
Series 2020-118, Class IO, 0.884%, 06/16/2062	2,350,099	147,160
Series 2020-119, Class IO, 0.607%, 08/16/2062	1,295,606	59,984
Series 2020-120, Class IO, 0.758%, 05/16/2062	725,884	42,503
Series 2020-137, Class IO, 0.798%, 09/16/2062	3,485,807	201,733
Series 2020-143, Class IB IO, 0.883%, 03/16/2062	4,006,408	254,060
Series 2020-150, Class IO, 0.966%, 12/16/2062	2,119,235	148,822
Series 2020-170, Class IO, 0.836%, 11/16/2062	2,814,084	182,108
Series 2020-28, Class IO, 0.822%, 11/16/2061	5,012,977	283,719
Series 2020-92, Class IO, 0.881%, 02/16/2062	3,204,271	183,656
Series 2021-3, Class IO, 0.870%, 09/16/2062	3,523,476	225,319
Series 2021-40, Class IO, 0.822%, 02/16/2063	865,015	53,297
Series 2022-150, Class IO, 0.822%, 06/16/2064	297,860	17,108
Series 2022-17, Class IO, 0.802%, 06/16/2064	1,923,741	110,255
Series 2022-181, Class IO, 0.720%, 07/16/2064	918,702	55,609
Series 2022-21, Class IO, 0.785%, 10/16/2063	849,288	46,912
Series 2023-177, Class IO, 0.859%, 06/16/2065	1,981,787	118,953

18

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2023-197, Class IO, 1.241%, 09/16/2065	$599,906	$50,554
Series 2023-30, Class IO, 1.001%, 11/16/2064	1,216,073	82,403
Series 2024-179, Class XI IO, 0.831%, 12/16/2066	4,499,545	323,851
Series 2025-126, Class IO, 0.768%, 05/16/2067	2,274,351	163,050
		5,709,840
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,006,052)		$22,125,866
ASSET-BACKED SECURITIES – 5.2%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/29/2030 (B)	77,341	76,448
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.937%, 08/15/2046 (B)	122,000	119,081
Series 2023-2A, Class A2 6.500%, 11/16/2048 (B)	193,000	196,611
AMSR Trust Series 2025-SFR1, Class A 3.655%, 06/17/2042 (B)	177,000	170,168
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (B)	54,516	50,531
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (B)	451,250	435,757
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month CME Term SOFR + 1.314%) 5.472%, 01/25/2035 (A)	156,736	151,483
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (B)	391,242	336,055
Series 2021-1A, Class A1 1.530%, 03/15/2061 (B)	360,226	299,895
CLI Funding IX LLC Series 2025-1A, Class A 5.350%, 06/20/2050 (B)	345,003	349,731
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (B)	305,201	285,608
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (B)	237,795	219,719
Series 2022-1A, Class A 2.720%, 01/18/2047 (B)	573,167	529,848
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 5.250%, 02/25/2049 (B)	380,000	382,814
Series 2025-1A, Class A1 5.316%, 05/25/2050 (B)	322,000	326,026
Compass Datacenters Issuer III LLC Series 2025-2A, Class A2 5.835%, 02/25/2050 (B)	175,000	179,763
Concord Music Royalties LLC Series 2025-2A, Class A 5.785%, 07/20/2075 (B)	306,000	309,673
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Consolidated Communications LLC Series 2025-1A, Class A2 6.000%, 05/20/2055 (B)	$392,000	$401,732
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	5,120	3,319
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 4.300%, 04/20/2048 (B)	607,000	595,927
Series 2024-2A, Class A2 4.500%, 05/20/2049 (B)	571,000	561,436
DataBank Issuer Series 2021-1A, Class A2 2.060%, 02/27/2051 (B)	225,000	222,275
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (B)	184,075	181,969
Series 2021-1A, Class A2II 2.493%, 11/20/2051 (B)	962,500	907,118
Diamond Infrastructure Funding LLC Series 2021-1A, Class C 3.475%, 04/15/2049 (B)	370,000	355,672
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (B)	1,302,178	1,231,023
Series 2025-1A, Class A2I 4.930%, 07/25/2055 (B)	231,000	232,331
Series 2025-1A, Class A2II 5.217%, 07/25/2055 (B)	268,000	270,118
Driven Brands Funding LLC
Series 2020-2A, Class A2 3.237%, 01/20/2051 (B)	276,736	267,371
Series 2021-1A, Class A2 2.791%, 10/20/2051 (B)	406,627	383,254
Series 2025-1A, Class A2 5.296%, 10/20/2055 (B)	290,000	289,310
FirstKey Homes Trust Series 2021-SFR1, Class D 2.189%, 08/17/2038 (B)	246,000	239,965
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (B)	298,000	305,808
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (B)	83,032	82,907
Series 2021-1A, Class A2 2.773%, 04/20/2029 (B)	219,160	218,268
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (B)	483,000	475,751
Hotwire Funding LLC Series 2024-1A, Class A2 5.893%, 06/20/2054 (B)	148,000	150,504
Invitation Homes Trust Series 2024-SFR1, Class A 4.000%, 09/17/2041 (B)	588,991	578,544
Jersey Mike's Funding LLC
Series 2024-1A, Class A2 5.636%, 02/15/2055 (B)	448,745	457,307
Series 2025-1A, Class A2 5.610%, 08/16/2055 (B)	434,000	443,153
Lyra Music Assets LP Series 2025-1A, Class A2 5.604%, 09/20/2065 (B)	277,000	280,121

19

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
MetroNet Infrastructure Issuer LLC Series 2025-2A, Class A2 5.400%, 08/20/2055 (B)	$380,000	$385,677
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (B)	119,662	104,688
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (B)	531,413	503,445
Series 2022-1A, Class A2 3.695%, 01/30/2052 (B)	246,075	230,396
Series 2023-1A, Class A2 7.308%, 01/30/2053 (B)	487,500	493,828
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (B)	503,000	419,576
Series 2021-1, Class B1 2.410%, 10/20/2061 (B)	389,000	258,353
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A 3.104%, 07/25/2026 (B)	34,840	34,283
Progress Residential Trust
Series 2022-SFR3, Class D 4.450%, 04/17/2039 (B)	950,000	935,320
Series 2025-SFR1, Class A 3.400%, 02/17/2042 (B)	383,526	366,372
Series 2025-SFR2, Class A 3.305%, 04/17/2042 (B)	259,444	246,150
Series 2025-SFR5, Class A 3.850%, 10/17/2042 (B)	326,000	313,567
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 5.434%, 08/25/2035	10,523	10,504
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (B)	827,000	827,806
RIN II, Ltd. Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) 5.798%, 01/15/2038 (A)(B)	278,000	278,576
RIN XII LLC Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) 5.618%, 04/15/2038 (A)(B)	291,000	290,685
Scalelogix ABS Issuer LLC Series 2025-1A, Class A2 5.673%, 07/25/2055 (B)	331,000	331,071
SERVPRO Master Issuer LLC Series 2024-1A, Class A2 6.174%, 01/25/2054 (B)	242,310	250,369
Sesac Finance LLC Series 2025-1, Class A2 5.500%, 07/25/2055 (B)	371,000	369,529
SMB Private Education Loan Trust
Series 2021-A, Class APT2 1.070%, 01/15/2053 (B)	112,494	102,532
Series 2024-A, Class A1A 5.240%, 03/15/2056 (B)	482,929	493,235
Series 2024-E, Class A1A 5.090%, 10/16/2056 (B)	363,431	368,027
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (B)	301,835	297,467
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (B)	316,800	292,820
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
STORE Master Funding LLC Series 2019-1, Class A2 3.650%, 11/20/2049 (B)	$281,900	$246,133
Subway Funding LLC
Series 2024-1A, Class A2I 6.028%, 07/30/2054 (B)	263,013	266,643
Series 2024-1A, Class A2II 6.268%, 07/30/2054 (B)	235,223	241,273
Series 2024-3A, Class A23 5.914%, 07/30/2054 (B)	583,590	581,282
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (B)	105,696	103,867
Switch ABS Issuer LLC
Series 2024-2A, Class A2 5.436%, 06/25/2054 (B)	168,000	168,848
Series 2025-1A, Class A2 5.036%, 03/25/2055 (B)	571,000	565,699
Taco Bell Funding LLC
Series 2025-1A, Class A2I 4.821%, 08/25/2055 (B)	359,000	359,750
Series 2025-1A, Class A2II 5.049%, 08/25/2055 (B)	343,000	343,814
TAL Advantage VII LLC Series 2020-1A, Class B 3.290%, 09/20/2045 (B)	237,500	227,102
TIF Funding II LLC Series 2021-1A, Class A 1.650%, 02/20/2046 (B)	573,467	523,087
Tricon American Homes Trust Series 2020-SFR2, Class D 2.281%, 11/17/2039 (B)	500,000	471,488
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (B)	381,225	357,149
Series 2021-1A, Class A 1.860%, 03/20/2046 (B)	209,333	193,289
Uniti Fiber Issuer LLC Series 2025-1A, Class A2 5.877%, 04/20/2055 (B)	224,000	229,380
Vantage Data Centers LLC
Series 2020-2A, Class A2 1.992%, 09/15/2045 (B)	312,000	295,518
Series 2021-1A, Class A2 2.165%, 10/15/2046 (B)	400,000	389,492
Wendy's Funding LLC
Series 2019-1A, Class A2II 4.080%, 06/15/2049 (B)	430,615	419,962
Series 2021-1A, Class A2I 2.370%, 06/15/2051 (B)	288,945	268,340
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (B)	116,258	111,702
Willis Engine Structured Trust VIII Series 2025-A, Class A 5.582%, 06/15/2050 (B)	247,849	250,991
Wingstop Funding LLC Series 2024-1A, Class A2 5.858%, 12/05/2054 (B)	250,000	258,714

20

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (B)	$269,760	$254,431
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (B)	389,000	396,172
TOTAL ASSET-BACKED SECURITIES (Cost $29,610,130)		$29,282,796
COMMON STOCKS – 0.0%
Energy – 0.0%
Altera Infrastructure LP (H)	937	23,418
TOTAL COMMON STOCKS (Cost $237,384)		$23,418
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Telephone & Data Systems, Inc., 6.625%	5,925	133,372
TOTAL PREFERRED SECURITIES (Cost $148,125)		$133,372
SHORT-TERM INVESTMENTS – 1.7%
Short-term funds – 1.7%
John Hancock Collateral Trust, 4.0668% (I)(J)	939,096	9,394,149
TOTAL SHORT-TERM INVESTMENTS (Cost $9,397,007)		$9,394,149
Total Investments (Active Bond Trust) (Cost $569,678,017) – 99.7%		$559,079,077
Other assets and liabilities, net – 0.3%		1,822,605
TOTAL NET ASSETS – 100.0%		$560,901,682
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $127,508,154 or 22.7% of the fund's net assets as of 9-30-25.
(C)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $1,381,026.
(D)	Security purchased or sold on a when-issued or delayed-delivery basis.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	The rate shown is the annualized seven-day yield as of 9-30-25.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,410,188.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	44,856,946	$1,224,594,633
TOTAL INVESTMENT COMPANIES (Cost $1,038,912,915)		$1,224,594,633
Total Investments (American Asset Allocation Trust) (Cost $1,038,912,915) - 100.0%		$1,224,594,633
Other assets and liabilities, net - (0.0%)		(13,673)
TOTAL NET ASSETS - 100.0%		$1,224,580,960
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,421,470	$206,829,070
TOTAL INVESTMENT COMPANIES (Cost $177,673,360)		$206,829,070
Total Investments (American Global Growth Trust) (Cost $177,673,360) - 100.0%		$206,829,070
Other assets and liabilities, net - (0.0%)		(24,264)
TOTAL NET ASSETS - 100.0%		$206,804,806
American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	8,008,877	$1,112,192,730
TOTAL INVESTMENT COMPANIES (Cost $738,791,109)		$1,112,192,730
Total Investments (American Growth Trust) (Cost $738,791,109) - 100.0%		$1,112,192,730
Other assets and liabilities, net - (0.0%)		(20,473)
TOTAL NET ASSETS - 100.0%		$1,112,172,257
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	15,112,088	$1,008,580,770
TOTAL INVESTMENT COMPANIES (Cost $793,013,010)		$1,008,580,770
Total Investments (American Growth-Income Trust) (Cost $793,013,010) - 100.0%		$1,008,580,770
Other assets and liabilities, net - (0.0%)		(19,976)
TOTAL NET ASSETS - 100.0%		$1,008,560,794

21

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1 (A)	17,759,417	$385,734,530
TOTAL INVESTMENT COMPANIES (Cost $329,365,917)		$385,734,530
Total Investments (American International Trust) (Cost $329,365,917) - 100.0%		$385,734,530
Other assets and liabilities, net - (0.0%)		(22,305)
TOTAL NET ASSETS - 100.0%		$385,712,225
Security Abbreviations and Legend
(A)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to Portfolio of Investments.
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.5%
Communication services – 14.0%
Entertainment – 2.5%
Netflix, Inc. (A)	46,165	$55,348,142
Interactive media and services – 10.6%
Alphabet, Inc., Class A	90,004	21,879,972
Alphabet, Inc., Class C	336,317	81,910,005
Meta Platforms, Inc., Class A	176,173	129,377,928
		233,167,905
Wireless telecommunication services – 0.9%
T-Mobile US, Inc.	83,740	20,045,681
		308,561,728
Consumer discretionary – 15.7%
Automobiles – 3.1%
Tesla, Inc. (A)	152,991	68,038,158
Broadline retail – 6.6%
Amazon.com, Inc. (A)	617,476	135,579,205
Sea, Ltd., ADR (A)	60,063	10,735,060
		146,314,265
Hotels, restaurants and leisure – 2.0%
Booking Holdings, Inc.	3,825	20,652,208
Chipotle Mexican Grill, Inc. (A)	262,309	10,279,890
DoorDash, Inc., Class A (A)	45,424	12,354,874
		43,286,972
Specialty retail – 4.0%
Carvana Company (A)	188,548	71,127,848
Ross Stores, Inc.	54,246	8,266,548
The TJX Companies, Inc.	70,009	10,119,101
		89,513,497
		347,152,892
Consumer staples – 0.7%
Food products – 0.2%
Mondelez International, Inc., Class A	63,320	3,955,600
Household products – 0.5%
Colgate-Palmolive Company	78,666	6,288,560
The Procter & Gamble Company	34,183	5,252,218
		11,540,778
		15,496,378
Financials – 7.8%
Capital markets – 1.4%
Morgan Stanley	55,647	8,845,647
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
S&P Global, Inc.	13,058	$6,355,459
The Charles Schwab Corp.	67,278	6,423,031
The Goldman Sachs Group, Inc.	10,533	8,387,955
		30,012,092
Financial services – 5.3%
Adyen NV (A)(B)	2,252	3,623,646
Mastercard, Inc., Class A	87,317	49,666,783
Visa, Inc., Class A	184,111	62,851,813
		116,142,242
Insurance – 1.1%
Chubb, Ltd.	64,002	18,064,565
Marsh & McLennan Companies, Inc.	35,436	7,141,417
		25,205,982
		171,360,316
Health care – 5.5%
Health care equipment and supplies – 1.6%
Intuitive Surgical, Inc. (A)	57,870	25,881,200
Stryker Corp.	26,516	9,802,170
		35,683,370
Health care providers and services – 0.7%
UnitedHealth Group, Inc.	45,959	15,869,643
Life sciences tools and services – 1.0%
Danaher Corp.	53,591	10,624,952
Thermo Fisher Scientific, Inc.	22,629	10,975,518
		21,600,470
Pharmaceuticals – 2.2%
Eli Lilly & Company	64,503	49,215,789
		122,369,272
Industrials – 3.2%
Aerospace and defense – 2.1%
General Electric Company	131,907	39,680,264
TransDigm Group, Inc.	4,236	5,583,133
		45,263,397
Commercial services and supplies – 0.3%
Cintas Corp.	25,181	5,168,652
Veralto Corp.	11,358	1,210,876
		6,379,528
Electrical equipment – 0.6%
GE Vernova, Inc.	23,031	14,161,762
Ground transportation – 0.2%
Old Dominion Freight Line, Inc.	27,666	3,894,819
		69,699,506
Information technology – 50.4%
Electronic equipment, instruments and components – 0.5%
TE Connectivity PLC	46,259	10,155,238
IT services – 0.9%
Shopify, Inc., Class A (A)	132,626	19,709,550
Semiconductors and semiconductor equipment – 22.1%
ASML Holding NV, NYRS	17,444	16,887,362
Broadcom, Inc.	314,910	103,891,958
Monolithic Power Systems, Inc.	11,698	10,769,647
NVIDIA Corp.	1,805,646	336,897,427
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	43,944	12,273,120
Texas Instruments, Inc.	30,489	5,601,744
		486,321,258
Software – 18.1%
Crowdstrike Holdings, Inc., Class A (A)	17,102	8,386,479
Datadog, Inc., Class A (A)	23,659	3,369,042

22

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	563,225	$291,722,389
Oracle Corp.	112,500	31,639,500
Palantir Technologies, Inc., Class A (A)	34,471	6,288,200
Roper Technologies, Inc.	17,990	8,971,433
ServiceNow, Inc. (A)	40,294	37,081,762
Synopsys, Inc. (A)	23,487	11,588,251
		399,047,056
Technology hardware, storage and peripherals – 8.8%
Apple, Inc. (C)	765,446	194,905,515
		1,110,138,617
Materials – 0.7%
Chemicals – 0.7%
Linde PLC	15,527	7,375,325
The Sherwin-Williams Company	22,070	7,641,958
		15,017,283
Utilities – 0.5%
Electric utilities – 0.5%
Constellation Energy Corp.	35,513	11,686,263
TOTAL COMMON STOCKS (Cost $1,149,418,990)		$2,171,482,255
EXCHANGE-TRADED FUNDS – 1.0%
Invesco QQQ Trust Series 1	24,500	14,709,065
iShares Russell 1000 Growth ETF	16,500	7,728,765
TOTAL EXCHANGE-TRADED FUNDS (Cost $22,269,222)		$22,437,830
CORPORATE BONDS - 0.2%
Consumer discretionary - 0.2%
Carvana Company
9.000%, (9.000% Cash or 13.000% PIK), 06/01/2030 (B)	$1,366,094	1,429,231
9.000%, (9.000% Cash or 14.000% PIK), 06/01/2031 (B)	1,867,446	2,114,375
		3,543,606
TOTAL CORPORATE BONDS (Cost $3,553,398)		$3,543,606
SHORT-TERM INVESTMENTS – 0.3%
Short-term funds – 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.0784% (D)	2,433	2,433
T. Rowe Price Government Reserve Fund, 4.1621% (D)	6,595,068	6,595,068
TOTAL SHORT-TERM INVESTMENTS (Cost $6,597,501)		$6,597,501
Total Investments (Blue Chip Growth Trust) (Cost $1,181,839,111) – 100.0%		$2,204,061,192
Other assets and liabilities, net – 0.0%		176,792
TOTAL NET ASSETS – 100.0%		$2,204,237,984
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
Blue Chip Growth Trust (continued)
(C)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $127,215. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $130,000 in the form of U.S. Treasuries was pledged to the fund.
(D)	The rate shown is the annualized seven-day yield as of 9-30-25.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 63.6%
Communication services – 4.3%
Interactive media and services – 4.3%
Alphabet, Inc., Class A	42,420	$10,312,302
Meta Platforms, Inc., Class A (A)	15,141	11,119,248
		21,431,550
Consumer discretionary – 7.1%
Broadline retail – 4.2%
Amazon.com, Inc. (A)(B)	93,691	20,571,733
Hotels, restaurants and leisure – 2.9%
Chipotle Mexican Grill, Inc. (B)	90,563	3,549,164
Starbucks Corp.	53,292	4,508,503
Yum! Brands, Inc. (A)	41,253	6,270,456
		14,328,123
		34,899,856
Energy – 1.2%
Oil, gas and consumable fuels – 1.2%
Canadian Natural Resources, Ltd. (C)	187,118	5,980,291
Financials – 3.9%
Financial services – 2.1%
Mastercard, Inc., Class A	8,800	5,005,528
Visa, Inc., Class A (A)	16,128	5,505,777
		10,511,305
Insurance – 1.8%
Arthur J. Gallagher & Company	11,155	3,455,150
Willis Towers Watson PLC	15,086	5,211,459
		8,666,609
		19,177,914
Health care – 13.3%
Biotechnology – 0.8%
Arcellx, Inc. (B)	10,843	890,210
BioNTech SE, ADR (B)	13,199	1,301,685
Cytokinetics, Inc. (B)	19,366	1,064,355
Ionis Pharmaceuticals, Inc. (B)	5,801	379,501
Vaxcyte, Inc. (B)	11,424	411,492
		4,047,243
Health care equipment and supplies – 5.3%
Abbott Laboratories	81,194	10,875,124
Becton, Dickinson and Company (A)	75,009	14,039,435
GE HealthCare Technologies, Inc.	5,200	390,520
Hologic, Inc. (B)	14,099	951,542
		26,256,621
Health care providers and services – 3.5%
Cencora, Inc.	11,849	3,703,168
McKesson Corp.	7,386	5,705,980
The Cigna Group	17,400	5,015,550
UnitedHealth Group, Inc.	7,639	2,637,747
		17,062,445
Life sciences tools and services – 3.0%
Danaher Corp.	28,957	5,741,015

23

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Revvity, Inc.	104,463	$9,156,182
		14,897,197
Pharmaceuticals – 0.7%
Eli Lilly & Company	4,830	3,685,290
		65,948,796
Industrials – 1.7%
Aerospace and defense – 0.4%
Lockheed Martin Corp.	4,004	1,998,837
Commercial services and supplies – 0.4%
Veralto Corp.	16,041	1,710,131
Machinery – 0.9%
Ingersoll Rand, Inc.	40,457	3,342,557
Otis Worldwide Corp.	14,566	1,331,769
		4,674,326
		8,383,294
Information technology – 24.5%
Electronic equipment, instruments and components – 0.7%
Amphenol Corp., Class A	29,827	3,691,091
Semiconductors and semiconductor equipment – 7.7%
Advanced Micro Devices, Inc. (B)	45,710	7,395,421
Broadcom, Inc.	13,805	4,554,408
NVIDIA Corp. (A)	134,072	25,015,154
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3,300	921,657
		37,886,640
Software – 11.7%
Aurora Innovation, Inc. (B)	1,110,811	5,987,271
Intuit, Inc.	1,928	1,316,650
Microsoft Corp. (A)	53,651	27,788,536
PTC, Inc. (B)	50,474	10,247,231
Roper Technologies, Inc. (A)	13,109	6,537,327
Salesforce, Inc.	6,746	1,598,802
Workday, Inc., Class A (B)	18,528	4,460,245
		57,936,062
Technology hardware, storage and peripherals – 4.4%
Apple, Inc. (A)	85,540	21,781,050
		121,294,843
Materials – 0.5%
Construction materials – 0.5%
Vulcan Materials Company	7,848	2,414,202
Utilities – 7.1%
Electric utilities – 1.3%
PPL Corp.	162,913	6,053,847
Multi-utilities – 5.8%
Ameren Corp.	69,984	7,304,930
CenterPoint Energy, Inc.	231,798	8,993,762
DTE Energy Company	28,084	3,971,920
NiSource, Inc.	196,417	8,504,856
		28,775,468
		34,829,315
TOTAL COMMON STOCKS (Cost $273,968,787)		$314,360,061
PREFERRED SECURITIES – 0.0%
Utilities – 0.0%
Multi-utilities – 0.0%
CMS Energy Corp., 5.875%	1,673	39,784
TOTAL PREFERRED SECURITIES (Cost $41,825)		$39,784
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 16.6%
U.S. Government – 16.6%
U.S. Treasury Notes
3.625%, 08/31/2030	$8,087,000	$8,045,301
3.875%, 04/30/2030 to 07/31/2030	40,894,000	41,144,434
4.000%, 05/31/2030 to 07/31/2032	32,466,000	32,747,582
		81,937,317
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $81,281,613)		$81,937,317
CORPORATE BONDS - 7.7%
Communication services - 0.2%
CCO Holdings LLC 5.125%, 05/01/2027 (D)	851,000	845,285
Lamar Media Corp.
3.625%, 01/15/2031	50,000	46,521
3.750%, 02/15/2028	100,000	97,220
4.875%, 01/15/2029	50,000	49,551
		1,038,577
Consumer discretionary - 2.7%
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	946,000	865,690
3.750%, 05/01/2029 (D)	762,000	733,040
4.000%, 05/01/2031 (D)	1,019,000	964,209
4.875%, 01/15/2030	698,000	694,085
5.750%, 05/01/2028 (D)	902,000	903,098
5.750%, 09/15/2033 (D)	578,000	585,716
5.875%, 04/01/2029 (D)	355,000	362,336
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	237,000	236,839
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	1,053,000	1,049,282
Life Time, Inc. 6.000%, 11/15/2031 (D)	232,000	235,704
Service Corp. International
3.375%, 08/15/2030	100,000	92,657
4.625%, 12/15/2027	44,000	43,785
5.750%, 10/15/2032	255,000	258,335
Six Flags Entertainment Corp.
5.250%, 07/15/2029	259,000	250,472
5.375%, 04/15/2027	676,000	674,248
5.500%, 04/15/2027 (D)	697,000	695,888
6.500%, 10/01/2028	560,000	562,550
7.250%, 05/15/2031 (D)	245,000	245,097
Vail Resorts, Inc.
5.625%, 07/15/2030 (D)	147,000	147,919
6.500%, 05/15/2032 (D)	315,000	325,694
Yum! Brands, Inc.
3.625%, 03/15/2031	331,000	309,069
4.625%, 01/31/2032	902,000	876,398
4.750%, 01/15/2030 (D)	402,000	399,506
5.350%, 11/01/2043	657,000	634,153
5.375%, 04/01/2032	540,000	542,027
6.875%, 11/15/2037	414,000	460,281
		13,148,078
Financials - 2.3%
AmWINS Group, Inc. 6.375%, 02/15/2029 (D)	297,000	303,039
BroadStreet Partners, Inc. 5.875%, 04/15/2029 (D)	764,000	761,775
HUB International, Ltd.
5.625%, 12/01/2029 (D)	290,000	289,708

24

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HUB International, Ltd. (continued)
7.250%, 06/15/2030 (D)	$4,487,000	$4,679,515
7.375%, 01/31/2032 (D)	2,554,000	2,659,580
MSCI, Inc. 5.250%, 09/01/2035	646,000	651,348
Ryan Specialty LLC
4.375%, 02/01/2030 (D)	220,000	213,155
5.875%, 08/01/2032 (D)	483,000	488,403
USI, Inc. 7.500%, 01/15/2032 (D)	1,079,000	1,131,524
		11,178,047
Health care - 0.4%
Avantor Funding, Inc.
3.875%, 11/01/2029 (D)	623,000	592,451
4.625%, 07/15/2028 (D)	492,000	483,959
Hologic, Inc. 3.250%, 02/15/2029 (D)	117,000	112,974
IQVIA, Inc.
5.000%, 05/15/2027 (D)	436,000	434,786
6.500%, 05/15/2030 (D)	200,000	206,698
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (D)	205,000	210,585
		2,041,453
Industrials - 1.5%
Booz Allen Hamilton, Inc.
4.000%, 07/01/2029 (D)	205,000	199,990
5.950%, 08/04/2033	278,000	291,942
Korn Ferry 4.625%, 12/15/2027 (D)	250,000	248,287
TransDigm, Inc.
4.625%, 01/15/2029	349,000	342,011
6.250%, 01/31/2034 (D)	84,000	86,387
6.375%, 03/01/2029 (D)	1,348,000	1,378,197
6.375%, 05/31/2033 (D)	1,102,000	1,114,390
6.625%, 03/01/2032 (D)	1,826,000	1,879,949
6.750%, 08/15/2028 (D)	204,000	207,888
6.750%, 01/31/2034 (D)	779,000	805,454
7.125%, 12/01/2031 (D)	828,000	863,678
		7,418,173
Information technology - 0.2%
Capstone Borrower, Inc. 8.000%, 06/15/2030 (D)	220,000	230,074
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	24,000	22,869
Ellucian Holdings, Inc. 6.500%, 12/01/2029 (D)	328,000	333,221
Fair Isaac Corp. 6.000%, 05/15/2033 (D)	334,000	338,156
PTC, Inc. 4.000%, 02/15/2028 (D)	321,000	314,275
		1,238,595
Real estate - 0.3%
SBA Communications Corp.
3.125%, 02/01/2029	944,000	882,934
3.875%, 02/15/2027	860,000	847,036
		1,729,970
Utilities - 0.1%
CenterPoint Energy, Inc. 5.950%, (5.950% to 4-1-31, then 5 Year CMT + 2.223%), 04/01/2056	489,000	489,000
TOTAL CORPORATE BONDS (Cost $37,388,589)		$38,281,893
Capital Appreciation Value Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (E) – 9.5%
Consumer discretionary – 0.7%
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 5.908%, 11/08/2030		$1,662,129	1,663,192
Mister Car Wash Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.500%) 6.663%, 03/27/2031		226,307	226,509
Varsity Brands, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 3.000%) 7.026%, 08/26/2031		1,276,800	1,276,162
Wyndham Hotels & Resorts, Inc., 2024 Term Loan (1 month CME Term SOFR + 1.750%) 5.913%, 05/24/2030		268,461	269,229
			3,435,092
Financials – 3.5%
AmWINS Group, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 6.252%, 01/30/2032		3,022,648	3,020,653
BroadStreet Partners, Inc., 2024 Term Loan B4 (1 month CME Term SOFR + 2.750%) 6.913%, 06/13/2031		3,339,358	3,341,997
CPI Holdco B LLC, 2024 Term Loan (1 month CME Term SOFR + 2.000%) 6.163%, 05/19/2031		1,187,003	1,185,519
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 6.575%, 06/20/2030		6,302,684	6,310,374
Mariner Wealth Advisors LLC, 2025 Term Loan (3 month CME Term SOFR + 2.500%) 6.502%, 12/31/2030		705,602	706,752
Ryan Specialty LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 2.000%) 6.163%, 09/15/2031		58,852	58,834
USI, Inc., 2024 Term Loan C (3 month CME Term SOFR + 2.250%) 6.252%, 09/29/2030		1,228,349	1,226,384
USI, Inc., 2024 Term Loan D (3 month CME Term SOFR + 2.250%) 6.252%, 11/21/2029		1,219,001	1,217,380
			17,067,893
Health care – 0.5%
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 2.750%) 6.913%, 02/15/2029		695,505	693,766
Loire Finco Luxembourg Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 4.000%) 8.308%, 01/21/2030		1,667,583	1,668,417
			2,362,183
Industrials – 1.1%
Filtration Group Corp., 2025 EUR Term Loan B (1 month EURIBOR + 3.500%) 5.413%, 10/21/2028	EUR	603,316	714,083
Filtration Group Corp., 2025 USD Term Loan (1 month CME Term SOFR + 2.750%) 6.913%, 10/21/2028		$2,722,162	2,732,370
Trans Union LLC, 2019 Term Loan B5 (1 month CME Term SOFR + 1.750%) 6.013%, 11/16/2026		92,181	92,239
TransDigm, Inc., 2025 Term Loan K (3 month CME Term SOFR + 2.250%) 6.252%, 03/22/2030		2,142,371	2,139,800
			5,678,492

25

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Information technology – 3.5%
Applied Systems, Inc., 2024 1st Lien Term Loan (3 month CME Term SOFR + 2.250%) 6.252%, 02/24/2031	$6,839,597	6,841,513
Applied Systems, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 4.500%) 8.502%, 02/23/2032	841,009	859,057
Ascend Learning LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%) 7.163%, 12/11/2028	1,185,086	1,183,356
Azalea TopCo, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%) 7.163%, 04/30/2031	147,162	146,703
CCC Intelligent Solutions, Inc., Term Loan (1 month CME Term SOFR + 2.000%) 6.163%, 01/23/2032	413,556	412,911
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.750%) 6.913%, 10/09/2029	1,000,526	999,906
Epicor Software Corp., 2024 Term Loan F (1 month CME Term SOFR + 2.500%) 6.663%, 05/30/2031	1,268,447	1,269,424
Icon Parent, Inc., 2024 2nd Lien Term Loan (6 month CME Term SOFR + 5.000%) 9.205%, 11/12/2032	387,200	391,436
Icon Parent, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 2.750%) 6.753%, 11/13/2031	1,784,120	1,781,051
Informatica LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%) 6.413%, 10/27/2028	404,520	405,025
Quartz Acquireco LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 6.252%, 06/28/2030	289,675	288,348
Storable, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%) 7.413%, 04/16/2031	998,544	1,000,421
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.500%) 6.810%, 02/10/2031	1,604,207	1,602,138
		17,181,289
Real estate – 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 1.750%) 5.920%, 01/25/2031	1,006,455	1,009,424
TOTAL TERM LOANS (Cost $46,655,838)		$46,734,373
ASSET-BACKED SECURITIES - 0.1%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	326,180	$324,012
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (D)	206,400	198,536
TOTAL ASSET-BACKED SECURITIES (Cost $529,925)		$522,548
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.9%
Short-term funds – 2.5%
John Hancock Collateral Trust, 4.0668% (F)(G)	163,945	$1,640,008
T. Rowe Price Government Reserve Fund, 4.1621% (F)	10,701,503	10,701,503
		12,341,511
Repurchase agreement – 0.4%
Repurchase Agreement with State Street Corp. dated 9-30-25 at 1.260% to be repurchased at $2,305,081 on 10-1-25, collateralized by $2,083,300 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-27 (valued at $2,351,264)	$2,305,000	2,305,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,646,590)		$14,646,511
Total Investments (Capital Appreciation Value Trust) (Cost $454,513,167) – 100.4%		$496,522,487
Other assets and liabilities, net – (0.4%)		(1,936,252)
TOTAL NET ASSETS – 100.0%		$494,586,235
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $1,605,807.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	The rate shown is the annualized seven-day yield as of 9-30-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

26

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
BOA	Abbott Laboratories	USD	130.00	Jan 2026	45	4,500	$24,919	$(42,301)
BOA	Abbott Laboratories	USD	140.00	Jan 2026	25	2,500	5,307	(10,416)
BOA	Abbott Laboratories	USD	145.00	Jan 2026	22	2,200	12,622	(5,518)
BARC	Advanced Micro Devices, Inc.	USD	175.00	Jan 2026	25	2,500	36,113	(31,052)
BARC	Advanced Micro Devices, Inc.	USD	180.00	Jan 2026	25	2,500	32,077	(26,981)
UBS	Alphabet, Inc., Class A	USD	205.00	Jan 2026	24	2,400	25,601	(107,801)
UBS	Alphabet, Inc., Class A	USD	215.00	Jan 2026	24	2,400	18,129	(88,579)
CITI	Amazon.com, Inc.	USD	250.00	Jan 2026	25	2,500	28,525	(14,485)
CITI	Amazon.com, Inc.	USD	260.00	Jan 2026	25	2,500	20,675	(9,824)
UBS	Amphenol Corp., Class A	USD	115.00	Jan 2026	14	1,400	6,957	(21,974)
UBS	Amphenol Corp., Class A	USD	120.00	Jan 2026	14	1,400	4,997	(17,694)
BARC	Apple, Inc.	USD	235.00	Jan 2026	25	2,500	19,623	(70,427)
BARC	Apple, Inc.	USD	245.00	Jan 2026	25	2,500	12,657	(52,499)
BARC	Canadian Natural Resources, Ltd.	USD	32.50	Jan 2026	73	7,300	8,915	(13,006)
BARC	Canadian Natural Resources, Ltd.	USD	35.00	Jan 2026	73	7,300	5,408	(6,327)
UBS	Cencora, Inc.	USD	260.00	Jan 2026	15	1,500	24,255	(87,808)
UBS	Cencora, Inc.	USD	270.00	Jan 2026	12	1,200	13,404	(59,799)
BOA	CenterPoint Energy, Inc.	USD	35.00	Dec 2025	76	7,600	10,754	(33,310)
BOA	CenterPoint Energy, Inc.	USD	35.00	Dec 2025	44	4,400	5,892	(19,284)
UBS	Danaher Corp.	USD	220.00	Jan 2026	19	1,900	10,031	(11,133)
UBS	Danaher Corp.	USD	330.00	Jan 2026	25	2,500	40,441	(4)
WFB	DTE Energy Company	USD	145.00	Jan 2026	39	3,900	9,750	(15,024)
CITI	Eli Lilly & Company	USD	850.00	Jan 2026	1	100	4,878	(2,947)
CITI	Eli Lilly & Company	USD	890.00	Jan 2026	1	100	3,682	(2,024)
WFB	GE HealthCare Technologies, Inc.	USD	97.50	Jan 2026	27	2,700	13,725	(786)
WFB	GE HealthCare Technologies, Inc.	USD	100.00	Jan 2026	25	2,500	13,021	(480)
WFB	Ingersoll Rand, Inc.	USD	95.00	Jan 2026	8	800	1,253	(1,195)
WFB	Ingersoll Rand, Inc.	USD	95.00	Jan 2026	27	2,700	4,509	(4,035)
WFB	Ingersoll Rand, Inc.	USD	100.00	Jan 2026	8	800	534	(610)
WFB	Ingersoll Rand, Inc.	USD	100.00	Jan 2026	27	2,700	2,167	(2,059)
UBS	Intuit, Inc.	USD	840.00	Jan 2026	4	400	12,025	(2,008)
UBS	Intuit, Inc.	USD	860.00	Jan 2026	4	400	9,620	(1,479)
BOA	Lockheed Martin Corp.	USD	500.00	Jan 2026	6	600	11,772	(15,546)
BOA	Lockheed Martin Corp.	USD	520.00	Jan 2026	9	900	31,383	(15,274)
BOA	Lockheed Martin Corp.	USD	480.00	Jun 2026	10	1,000	22,470	(52,508)
BOA	Lockheed Martin Corp.	USD	500.00	Jun 2026	11	1,100	18,337	(45,688)
BARC	Mastercard, Inc., Class A	USD	580.00	Jan 2026	10	1,000	27,095	(25,502)
BARC	Mastercard, Inc., Class A	USD	585.00	Jan 2026	10	1,000	24,293	(23,096)
BARC	Mastercard, Inc., Class A	USD	610.00	Jan 2026	9	900	13,488	(12,063)
BARC	Mastercard, Inc., Class A	USD	620.00	Jan 2026	5	500	14,226	(5,277)
BARC	Mastercard, Inc., Class A	USD	640.00	Jan 2026	9	900	8,703	(5,727)
BARC	Mastercard, Inc., Class A	USD	670.00	Jun 2026	9	900	14,688	(12,470)
GSI	McKesson Corp.	USD	660.00	Jan 2026	4	400	14,103	(51,102)
GSI	McKesson Corp.	USD	680.00	Jan 2026	3	300	12,429	(33,129)
GSI	McKesson Corp.	USD	760.00	Jan 2026	1	100	2,931	(5,162)
GSI	McKesson Corp.	USD	760.00	Jan 2026	3	300	8,864	(15,485)
GSI	McKesson Corp.	USD	780.00	Jan 2026	1	100	2,141	(4,047)
GSI	McKesson Corp.	USD	780.00	Jan 2026	3	300	6,821	(12,141)
JPM	Meta Platforms, Inc., Class A	USD	775.00	Jan 2026	10	1,000	42,836	(40,346)
JPM	Meta Platforms, Inc., Class A	USD	810.00	Jan 2026	10	1,000	31,336	(28,252)
JPM	Microsoft Corp.	USD	565.00	Jan 2026	10	1,000	12,595	(10,647)
JPM	Microsoft Corp.	USD	590.00	Jan 2026	10	1,000	7,079	(5,724)
GSI	NVIDIA Corp.	USD	190.00	Jan 2026	27	2,700	34,822	(42,898)
GSI	NVIDIA Corp.	USD	200.00	Jan 2026	27	2,700	26,007	(31,342)
GSI	Salesforce, Inc.	USD	290.00	Jan 2026	6	600	9,070	(2,844)
GSI	Salesforce, Inc.	USD	300.00	Jan 2026	6	600	7,212	(2,193)
WFB	Starbucks Corp.	USD	100.00	Jan 2026	8	800	4,380	(1,290)
WFB	Starbucks Corp.	USD	100.00	Jan 2026	31	3,100	19,822	(4,999)
WFB	Starbucks Corp.	USD	105.00	Jan 2026	8	800	3,027	(823)
WFB	Starbucks Corp.	USD	105.00	Jan 2026	31	3,100	14,112	(3,191)
WFB	Starbucks Corp.	USD	105.00	Jan 2026	53	5,300	12,485	(5,455)
WFB	Starbucks Corp.	USD	125.00	Jan 2026	22	2,200	15,774	(416)
27

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
WFB	The Cigna Group	USD	330.00	Jan 2026	10	1,000	$10,538	$(4,975)
UBS	Veralto Corp.	USD	110.00	Jan 2026	8	800	2,560	(3,077)
UBS	Veralto Corp.	USD	110.00	Jan 2026	6	600	1,882	(2,308)
GSI	Visa, Inc., Class A	USD	360.00	Jan 2026	15	1,500	21,086	(15,515)
GSI	Visa, Inc., Class A	USD	370.00	Jan 2026	14	1,400	21,932	(9,931)
GSI	Visa, Inc., Class A	USD	380.00	Jan 2026	14	1,400	9,968	(6,669)
GSI	Visa, Inc., Class A	USD	390.00	Jan 2026	17	1,700	26,364	(5,385)
GSI	Visa, Inc., Class A	USD	400.00	Jan 2026	14	1,400	8,643	(2,959)
GSI	Visa, Inc., Class A	USD	395.00	Jun 2026	14	1,400	15,918	(13,627)
JPM	Vulcan Materials Company	USD	290.00	Dec 2025	12	1,200	7,149	(31,934)
JPM	Vulcan Materials Company	USD	300.00	Dec 2025	12	1,200	4,629	(23,640)
BOA	Willis Towers Watson PLC	USD	330.00	Jan 2026	4	400	3,876	(11,709)
BOA	Willis Towers Watson PLC	USD	340.00	Jan 2026	4	400	2,235	(9,070)
WFB	Workday, Inc., Class A	USD	260.00	Jan 2026	19	1,900	23,451	(20,681)
WFB	Workday, Inc., Class A	USD	270.00	Jan 2026	19	1,900	18,408	(15,088)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2026	17	1,700	4,503	(20,536)
WFB	Yum! Brands, Inc.	USD	160.00	Jan 2026	23	2,300	10,773	(8,995)
WFB	Yum! Brands, Inc.	USD	160.00	Jan 2026	10	1,000	3,280	(3,911)
WFB	Yum! Brands, Inc.	USD	165.00	Jan 2026	10	1,000	1,970	(2,401)
							$1,115,932	$(1,489,917)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 48.3%
U.S. Government – 19.6%
U.S. Treasury Bonds
1.125%, 08/15/2040	$877,000	$553,058
1.750%, 08/15/2041	16,803,000	11,401,098
2.000%, 11/15/2041	17,139,000	12,036,130
2.250%, 08/15/2046 to 08/15/2049	9,709,000	6,222,019
2.375%, 02/15/2042	4,583,000	3,396,075
2.500%, 05/15/2046	7,784,000	5,473,429
3.000%, 02/15/2048 to 02/15/2049	24,631,000	18,530,515
3.125%, 05/15/2048	5,499,000	4,240,245
4.750%, 05/15/2055	13,043,000	13,083,759
4.875%, 08/15/2045	15,887,000	16,241,963
U.S. Treasury Notes
1.875%, 02/15/2032	2,686,000	2,382,986
3.375%, 09/15/2028	2,060,000	2,045,998
3.500%, 09/30/2027	273,000	272,413
3.625%, 03/31/2030 to 09/30/2030	26,859,000	26,728,374
3.750%, 06/30/2030	2,863,000	2,864,230
3.875%, 09/30/2032	1,003,000	999,709
4.000%, 07/31/2030	6,927,000	7,005,199
4.125%, 08/31/2030	5,177,000	5,263,755
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
4.250%, 08/15/2035	$12,102,000	$12,200,329
4.625%, 09/30/2030	5,406,000	5,619,284
		156,560,568
U.S. Government Agency – 28.7%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2040 to 12/01/2051	9,701,871	8,462,662
2.500%, 07/01/2033 to 04/01/2052	22,127,265	19,252,017
3.000%, 03/01/2043 to 01/01/2050	13,445,913	12,222,513
3.104%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.621%), 02/01/2050 (A)	430,926	432,334
3.951%, (30 day Average SOFR + 2.140%), 08/01/2052 (A)	460,732	451,392
4.000%, 03/01/2050	1,465,637	1,413,755
4.218%, (30 day Average SOFR + 2.306%), 05/01/2053 (A)	1,296,661	1,298,416
4.500%, 06/01/2039 to 07/01/2039	61,409	60,691
4.611%, (30 day Average SOFR + 2.352%), 03/01/2053 (A)	841,926	837,456

28

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.828%, (30 day Average SOFR + 2.151%), 01/01/2055 (A)	$702,337	$708,574
4.848%, (30 day Average SOFR + 2.246%), 06/01/2055 (A)	2,261,488	2,270,985
4.895%, (30 day Average SOFR + 2.325%), 10/01/2054 (A)	605,985	613,920
4.980%, (30 day Average SOFR + 2.060%), 06/01/2055 (A)	370,428	373,345
4.988%, (30 day Average SOFR + 2.257%), 02/01/2054 (A)	267,409	270,814
5.016%, (30 day Average SOFR + 2.140%), 06/01/2055 (A)	421,575	424,713
5.069%, (30 day Average SOFR + 2.060%), 07/01/2055 (A)	230,228	232,298
5.076%, (30 day Average SOFR + 2.060%), 08/01/2055 (A)	422,869	426,744
5.104%, (30 day Average SOFR + 2.193%), 08/01/2055 (A)	205,309	207,172
5.106%, (30 day Average SOFR + 2.161%), 06/01/2055 (A)	363,093	366,192
5.121%, (30 day Average SOFR + 2.227%), 06/01/2055 (A)	1,969,308	1,988,101
5.141%, (30 day Average SOFR + 2.060%), 07/01/2055 (A)	342,559	345,832
5.198%, (30 day Average SOFR + 2.203%), 06/01/2055 (A)	596,385	603,103
5.220%, (30 day Average SOFR + 2.265%), 01/01/2055 (A)	1,934,280	1,955,981
5.263%, (30 day Average SOFR + 2.075%), 07/01/2055 (A)	944,960	955,431
5.303%, (30 day Average SOFR + 2.075%), 07/01/2055 (A)	382,590	386,455
5.322%, (30 day Average SOFR + 2.105%), 08/01/2055 (A)	350,295	355,078
5.337%, (30 day Average SOFR + 2.330%), 08/01/2055 (A)	431,759	437,197
5.431%, (30 day Average SOFR + 2.330%), 08/01/2055 (A)	554,813	562,382
5.446%, (30 day Average SOFR + 2.090%), 05/01/2055 (A)	242,423	246,309
5.500%, 05/01/2055 to 07/01/2055	5,726,244	5,787,651
5.612%, (30 day Average SOFR + 2.330%), 07/01/2055 (A)	655,438	666,579
5.818%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.640%), 11/01/2048 (A)	244,873	249,812
6.000%, 09/01/2054 to 06/01/2055	11,773,194	12,161,815
6.500%, 09/01/2054 to 11/01/2054	2,533,052	2,675,810
Federal National Mortgage Association
2.000%, 06/01/2040 to 03/01/2047	20,047,112	17,296,535
2.500%, 05/01/2037 to 05/01/2052	15,339,368	13,438,942
2.754%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (A)	307,536	298,498
3.000%, 08/01/2042 to 07/01/2060	45,223,784	40,938,890
3.500%, 06/01/2042 to 01/01/2044	508,198	485,716
3.935%, (30 day Average SOFR + 2.120%), 08/01/2052 (A)	183,092	179,851
4.000%, 01/01/2027 to 12/01/2048	1,746,912	1,706,535
4.102%, (30 day Average SOFR + 2.120%), 09/01/2052 (A)	593,641	599,353
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.130%, (30 day Average SOFR + 2.134%), 10/01/2052 (A)	$1,486,710	$1,497,478
4.146%, (30 day Average SOFR + 2.129%), 11/01/2052 (A)	517,682	521,455
4.355%, (30 day Average SOFR + 2.162%), 01/01/2055 (A)	627,552	633,263
4.359%, (30 day Average SOFR + 2.125%), 07/01/2052 (A)	762,468	764,913
4.500%, 03/01/2043 to 02/01/2046	1,076,230	1,074,617
4.535%, (30 day Average SOFR + 2.330%), 04/01/2053 (A)	2,133,309	2,124,150
4.600%, (30 day Average SOFR + 2.126%), 08/01/2052 (A)	837,912	845,274
4.601%, (30 day Average SOFR + 2.123%), 08/01/2052 (A)	647,906	648,802
4.637%, (30 day Average SOFR + 2.128%), 08/01/2052 (A)	478,538	483,196
4.673%, (30 day Average SOFR + 2.297%), 04/01/2053 (A)	2,569,083	2,593,696
4.866%, (30 day Average SOFR + 2.279%), 07/01/2054 (A)	1,310,572	1,328,621
4.943%, (30 day Average SOFR + 2.161%), 04/01/2055 (A)	512,826	517,886
4.967%, (30 day Average SOFR + 2.310%), 05/01/2055 (A)	612,241	615,947
5.014%, (30 day Average SOFR + 2.050%), 08/01/2055 (A)	217,544	219,734
5.053%, (30 day Average SOFR + 2.086%), 07/01/2055 (A)	622,408	629,334
5.371%, (30 day Average SOFR + 2.060%), 05/01/2055 (A)	615,004	625,894
5.402%, (30 day Average SOFR + 2.333%), 08/01/2054 (A)	902,104	918,560
5.500%, TBA (B)	7,800,000	7,864,898
5.500%, 02/01/2054 to 07/01/2055	17,173,132	17,374,864
5.592%, (30 day Average SOFR + 2.060%), 08/01/2055 (A)	625,949	640,239
5.598%, (30 day Average SOFR + 2.085%), 12/01/2053 (A)	410,188	420,356
5.975%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.604%), 03/01/2050 (A)	563,981	576,188
6.000%, 12/01/2053 to 06/01/2055	10,421,432	10,747,967
6.500%, 12/01/2053 to 10/01/2054	1,609,205	1,697,824
Government National Mortgage Association
2.500%, 12/20/2037 to 07/20/2050	4,419,562	3,900,240
3.000%, 06/20/2043 to 10/20/2050	3,590,697	3,248,211
4.000%, 08/20/2052	6,310,870	5,988,855
5.500%, 08/20/2055	2,826,570	2,849,421
6.000%, 01/20/2053 to 07/20/2055	3,753,558	3,842,239
		229,841,971
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $386,271,805)		$386,402,539
FOREIGN GOVERNMENT OBLIGATIONS – 1.4%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (C)(D)	845,000	859,278
Israel – 0.2%
State of Israel
3.875%, 07/03/2050	299,000	214,761

29

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel (continued)
State of Israel (continued)
4.500%, 01/17/2033	$408,000	$397,646
5.375%, 02/19/2030	780,000	804,546
5.750%, 03/12/2054	427,000	403,918
		1,820,871
Kuwait – 0.4%
State of Kuwait
4.016%, 10/09/2028 (C)	1,245,000	1,245,000
4.136%, 10/09/2030 (C)	1,243,000	1,243,000
4.652%, 10/09/2035 (C)	704,000	704,000
		3,192,000
Mexico – 0.6%
Government of Mexico
3.500%, 02/12/2034	304,000	264,024
4.400%, 02/12/2052	205,000	152,838
4.600%, 01/23/2046	348,000	278,574
4.600%, 02/10/2048	373,000	293,812
4.750%, 03/22/2031	936,000	927,810
4.750%, 03/08/2044	358,000	297,409
5.375%, 03/22/2033	1,541,000	1,536,377
5.625%, 09/22/2035	366,000	364,192
6.625%, 01/29/2038	550,000	578,056
		4,693,092
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (C)	911,000	836,043
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $11,247,499)		$11,401,284
CORPORATE BONDS – 25.6%
Communication services – 1.1%
Alphabet, Inc.
5.250%, 05/15/2055	373,000	373,813
5.300%, 05/15/2065	373,000	371,147
AT&T, Inc.
3.500%, 06/01/2041	248,000	198,246
3.500%, 09/15/2053 (D)	384,000	265,614
3.550%, 09/15/2055	384,000	264,621
3.650%, 09/15/2059	243,000	166,140
3.800%, 12/01/2057	338,000	241,010
4.550%, 11/01/2032	459,000	456,964
4.900%, 11/01/2035	459,000	455,416
5.550%, 11/01/2045	367,000	363,352
5.700%, 11/01/2054	367,000	362,730
Charter Communications Operating LLC
3.500%, 06/01/2041	133,000	97,037
3.500%, 03/01/2042	651,000	468,880
3.900%, 06/01/2052	189,000	128,008
5.250%, 04/01/2053	319,000	266,556
5.500%, 04/01/2063	136,000	113,967
5.850%, 12/01/2035	495,000	499,728
6.700%, 12/01/2055	486,000	491,808
Comcast Corp.
2.987%, 11/01/2063	290,000	165,595
4.049%, 11/01/2052	250,000	191,681
5.350%, 05/15/2053	206,000	193,165
Meta Platforms, Inc.
5.400%, 08/15/2054	150,000	148,197
5.550%, 08/15/2064	719,000	713,717
Netflix, Inc. 5.400%, 08/15/2054	332,000	334,346
T-Mobile USA, Inc.
5.300%, 05/15/2035	531,000	543,841
5.875%, 11/15/2055	271,000	276,817
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc.
2.987%, 10/30/2056	$389,000	$239,854
5.250%, 04/02/2035	679,000	690,484
		9,082,734
Consumer discretionary – 1.1%
BMW US Capital LLC 5.200%, 08/11/2035 (C)	455,000	459,892
Chevron USA, Inc. 4.300%, 10/15/2030	473,000	475,578
Dick's Sporting Goods, Inc. 4.100%, 01/15/2052	501,000	373,004
Ford Motor Credit Company LLC 2.900%, 02/10/2029	1,786,000	1,654,776
General Motors Financial Company, Inc. 2.700%, 06/10/2031	985,000	880,597
Gildan Activewear, Inc. 5.400%, 10/07/2035 (C)	135,000	135,019
Hyundai Capital America
4.500%, 09/18/2030 (C)	344,000	342,362
5.150%, 03/27/2030 (C)	383,000	390,823
Lowe's Companies, Inc.
3.500%, 04/01/2051	313,000	222,315
4.250%, 03/15/2031	618,000	614,000
4.250%, 04/01/2052	577,000	465,907
4.850%, 10/15/2035	575,000	570,242
Marriott International, Inc. 5.250%, 10/15/2035	790,000	797,033
McDonald's Corp. 6.300%, 03/01/2038	395,000	436,262
The Home Depot, Inc.
3.625%, 04/15/2052	252,000	188,795
4.850%, 06/25/2031	114,000	117,638
Toyota Motor Credit Corp. 4.650%, 09/03/2032	801,000	806,457
		8,930,700
Consumer staples – 1.7%
Altria Group, Inc. 3.875%, 09/16/2046	357,000	273,648
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	1,359,000	1,341,744
Anheuser-Busch InBev Worldwide, Inc. 5.450%, 01/23/2039	264,000	272,769
BAT Capital Corp.
4.540%, 08/15/2047	548,000	459,520
6.250%, 08/15/2055	388,000	405,703
7.081%, 08/02/2053	143,000	163,907
Bunge, Ltd. Finance Corp. 5.150%, 08/04/2035	683,000	691,051
Imperial Brands Finance PLC 5.625%, 07/01/2035 (C)	526,000	536,481
JBS USA LUX SA
3.000%, 05/15/2032	510,000	456,284
3.625%, 01/15/2032	687,000	640,396
5.750%, 04/01/2033	170,000	177,536
6.375%, 04/15/2066 (C)	136,000	139,813
6.500%, 12/01/2052	356,000	375,131
7.250%, 11/15/2053	543,000	622,667
PepsiCo, Inc.
4.100%, 01/15/2029	665,000	667,350
4.300%, 07/23/2030	368,000	370,245
Philip Morris International, Inc.
4.125%, 04/28/2028	1,147,000	1,149,055
4.375%, 04/30/2030	971,000	975,320
4.875%, 04/30/2035	1,029,000	1,029,589
5.000%, 11/17/2025	548,000	548,367

30

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Walmart, Inc.
4.350%, 04/28/2030	$924,000	$939,166
4.900%, 04/28/2035	1,208,000	1,242,623
		13,478,365
Energy – 1.1%
Aker BP ASA
5.125%, 10/01/2034 (C)	365,000	358,788
5.800%, 10/01/2054 (C)	157,000	145,556
Devon Energy Corp. 5.750%, 09/15/2054	434,000	402,568
Diamondback Energy, Inc.
5.150%, 01/30/2030	488,000	502,577
5.200%, 04/18/2027	261,000	264,747
5.750%, 04/18/2054	163,000	156,902
5.900%, 04/18/2064	131,000	126,111
Energy Transfer LP
5.250%, 07/01/2029	659,000	678,119
5.300%, 04/15/2047	264,000	238,439
5.700%, 04/01/2035	771,000	796,119
5.950%, 05/15/2054	1,061,000	1,027,503
6.000%, 02/01/2029 (C)	478,000	484,799
6.050%, 09/01/2054	270,000	265,108
Equinor ASA 5.125%, 06/03/2035	227,000	233,887
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (C)	513,205	465,967
2.625%, 03/31/2036 (C)	459,000	404,300
Kinder Morgan, Inc. 5.150%, 06/01/2030	452,000	466,274
ONEOK, Inc.
5.050%, 11/01/2034	136,000	134,120
5.700%, 11/01/2054	565,000	533,400
5.850%, 11/01/2064	105,000	100,224
6.250%, 10/15/2055	341,000	346,292
Petroleos Mexicanos 2.460%, 12/15/2025	162,050	160,542
Saudi Arabian Oil Company 6.375%, 06/02/2055 (C)	244,000	260,098
TotalEnergies Capital SA
5.425%, 09/10/2064	136,000	130,949
5.638%, 04/05/2064	130,000	129,519
		8,812,908
Financials – 7.9%
American Express Company
4.351%, (4.351% to 7-20-28, then Overnight SOFR + 0.810%), 07/20/2029	1,065,000	1,071,283
4.731%, (4.731% to 4-25-28, then Overnight SOFR + 1.260%), 04/25/2029	851,000	864,411
4.918%, (4.918% to 7-20-32, then Overnight SOFR + 1.220%), 07/20/2033	779,000	792,561
5.016%, (5.016% to 4-25-30, then Overnight SOFR + 1.440%), 04/25/2031	914,000	939,838
5.085%, (5.085% to 1-30-30, then SOFR Compounded Index + 1.020%), 01/30/2031	357,000	368,062
5.442%, (5.442% to 1-30-35, then SOFR Compounded Index + 1.320%), 01/30/2036	467,000	485,715
5.667%, (5.667% to 4-25-35, then Overnight SOFR + 1.790%), 04/25/2036	343,000	362,381
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ares Management Corp. 5.600%, 10/11/2054	$394,000	$381,023
Athene Global Funding 5.543%, 08/22/2035 (C)	407,000	412,451
Bank of America Corp.
1.734%, (1.734% to 7-22-26, then Overnight SOFR + 0.960%), 07/22/2027	1,641,000	1,608,227
1.922%, (1.922% to 10-24-30, then Overnight SOFR + 1.370%), 10/24/2031	228,000	202,503
2.496%, (2.496% to 2-13-30, then 3 month CME Term SOFR + 1.252%), 02/13/2031	513,000	474,783
Barclays PLC
4.476%, (4.476% to 11-11-28, then Overnight SOFR + 1.080%), 11/11/2029	798,000	799,410
5.785%, (5.785% to 2-25-35, then Overnight SOFR + 1.590%), 02/25/2036	572,000	596,948
BPCE SA
5.389%, (5.389% to 5-28-30, then Overnight SOFR + 1.581%), 05/28/2031 (C)	301,000	308,809
6.027%, (6.027% to 5-28-35, then Overnight SOFR + 1.956%), 05/28/2036 (C)	318,000	334,884
Brookfield Asset Management, Ltd. 6.077%, 09/15/2055	268,000	278,089
Brookfield Finance, Inc. 5.330%, 01/15/2036	565,000	567,983
CaixaBank SA
4.634%, (4.634% to 7-3-28, then Overnight SOFR + 1.140%), 07/03/2029 (C)	862,000	868,035
4.885%, (4.885% to 7-3-30, then Overnight SOFR + 1.360%), 07/03/2031 (C)	862,000	870,846
5.581%, (5.581% to 7-3-35, then Overnight SOFR + 1.790%), 07/03/2036 (C)	519,000	531,575
Canadian Imperial Bank of Commerce
4.243%, (4.243% to 9-8-27, then SOFR Compounded Index + 0.600%), 09/08/2028	805,000	806,375
4.580%, (4.580% to 9-8-30, then SOFR Compounded Index + 1.170%), 09/08/2031	862,000	864,832
Capital One Financial Corp. 6.051%, (6.051% to 2-1-34, then Overnight SOFR + 2.260%), 02/01/2035	1,011,000	1,073,194
Citigroup, Inc.
4.503%, (4.503% to 9-11-30, then Overnight SOFR + 1.171%), 09/11/2031	986,000	986,533
4.542%, (4.542% to 9-19-29, then Overnight SOFR + 1.338%), 09/19/2030 (D)	426,000	427,982
4.786%, (4.786% to 3-4-28, then Overnight SOFR + 0.870%), 03/04/2029	920,000	931,850

31

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (continued)
4.952%, (4.952% to 5-7-30, then Overnight SOFR + 1.463%), 05/07/2031	$681,000	$693,940
5.174%, (5.174% to 9-11-35, then Overnight SOFR + 1.488%), 09/11/2036	641,000	647,505
5.333%, (5.333% to 3-27-35, then Overnight SOFR + 1.465%), 03/27/2036	927,000	947,581
5.612%, (5.612% to 3-4-55, then Overnight SOFR + 1.746%), 03/04/2056	631,000	637,158
5.827%, (5.827% to 2-13-34, then Overnight SOFR + 2.056%), 02/13/2035	287,000	297,662
6.020%, (6.020% to 1-24-35, then Overnight SOFR + 1.830%), 01/24/2036	788,000	825,497
Commonwealth Bank of Australia 4.150%, 10/01/2030 (B)	510,000	509,834
Credit Agricole SA 4.818%, (4.818% to 9-25-32, then Overnight SOFR + 1.360%), 09/25/2033 (C)	931,000	925,278
Deutsche Bank AG 4.950%, (4.950% to 8-4-30, then Overnight SOFR + 1.300%), 08/04/2031	461,000	465,360
FS KKR Capital Corp. 6.125%, 01/15/2030 (D)	743,000	739,682
Guardian Life Global Funding 4.327%, 10/06/2030 (C)	578,000	578,215
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	397,000	368,229
5.576%, (5.576% to 7-23-35, then Overnight SOFR + 1.635%), 07/23/2036	570,000	590,909
Mitsubishi UFJ Financial Group, Inc.
4.527%, (4.527% to 9-12-30, then 1 Year CMT + 0.800%), 09/12/2031	750,000	752,855
5.188%, (5.188% to 9-12-35, then 5 Year CMT + 0.930%), 09/12/2036	755,000	767,164
Morgan Stanley
4.994%, (4.994% to 4-12-28, then Overnight SOFR + 1.380%), 04/12/2029	1,335,000	1,361,665
5.042%, (5.042% to 7-19-29, then Overnight SOFR + 1.215%), 07/19/2030	1,211,000	1,241,107
5.192%, (5.192% to 4-17-30, then Overnight SOFR + 1.510%), 04/17/2031	216,000	223,040
5.230%, (5.230% to 1-15-30, then Overnight SOFR + 1.108%), 01/15/2031	1,301,000	1,342,827
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029	512,000	529,055
5.831%, (5.831% to 4-19-34, then Overnight SOFR + 1.580%), 04/19/2035	1,195,000	1,273,921
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley Private Bank NA
4.466%, (4.466% to 7-6-27, then Overnight SOFR + 0.770%), 07/06/2028	$807,000	$811,525
4.734%, (4.734% to 7-18-30, then Overnight SOFR + 1.080%), 07/18/2031	2,427,000	2,463,243
Nationwide Building Society
4.351%, 09/30/2030 (C)	752,000	749,180
5.537%, (5.537% to 7-14-35, then Overnight SOFR + 1.650%), 07/14/2036 (C)	424,000	436,031
Nomura Holdings, Inc. 4.904%, 07/01/2030 (D)	858,000	870,192
Oaktree Specialty Lending Corp. 6.340%, 02/27/2030	447,000	448,983
PNC Bank NA 4.429%, (4.429% to 7-21-27, then Overnight SOFR + 0.727%), 07/21/2028	1,066,000	1,071,396
Royal Bank of Canada 4.696%, (4.696% to 8-6-30, then Overnight SOFR + 1.060%), 08/06/2031	912,000	923,939
Societe Generale SA
5.439%, (5.439% to 10-3-35, then Overnight SOFR + 1.730%), 10/03/2036 (C)	812,000	809,897
7.132%, (7.132% to 1-19-54, then 1 Year CMT + 2.950%), 01/19/2055 (C)	427,000	456,233
State Street Corp. 4.729%, 02/28/2030	1,052,000	1,074,907
Sumitomo Life Insurance Company 5.875%, (5.875% to 9-10-35, then 5 Year CMT + 2.651%), 09/10/2055 (C)	891,000	907,132
Sumitomo Mitsui Financial Group, Inc.
4.660%, (4.660% to 7-8-30, then Overnight SOFR + 1.190%), 07/08/2031	472,000	477,235
4.954%, (4.954% to 7-8-32, then Overnight SOFR + 1.380%), 07/08/2033	472,000	480,390
Sumitomo Mitsui Trust Bank, Ltd. 4.350%, 09/11/2030 (C)	511,000	512,259
Sumitomo Mitsui Trust Group, Inc. 5.416%, (5.416% to 9-11-35, then Overnight SOFR + 1.650%), 09/11/2036 (C)	528,000	533,987
Synchrony Financial 6.000%, (6.000% to 7-29-35, then Overnight SOFR + 2.070%), 07/29/2036	398,000	407,091
The Bank of New York Mellon Corp. 4.942%, (4.942% to 2-11-30, then Overnight SOFR + 0.887%), 02/11/2031	743,000	763,162
The Goldman Sachs Group, Inc.
4.692%, (4.692% to 10-23-29, then Overnight SOFR + 1.135%), 10/23/2030	787,000	797,030
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	406,000	416,176

32

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
5.207%, (5.207% to 1-28-30, then Overnight SOFR + 1.078%), 01/28/2031	$1,039,000	$1,072,542
5.218%, (5.218% to 4-23-30, then Overnight SOFR + 1.580%), 04/23/2031	1,329,000	1,374,326
5.330%, (5.330% to 7-23-34, then Overnight SOFR + 1.550%), 07/23/2035	808,000	831,791
5.734%, (5.734% to 1-28-55, then Overnight SOFR + 1.696%), 01/28/2056	370,000	383,605
The PNC Financial Services Group, Inc.
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	603,000	611,295
5.373%, (5.373% to 7-21-35, then Overnight SOFR + 1.417%), 07/21/2036	342,000	351,941
Truist Bank 4.420%, (4.420% to 7-24-27, then Overnight SOFR + 0.770%), 07/24/2028	1,069,000	1,073,561
UBS Group AG
4.151%, (4.151% to 12-23-28, then Overnight SOFR + 0.840%), 12/23/2029 (C)	1,078,000	1,075,446
4.398%, (4.398% to 9-23-30, then Overnight SOFR + 1.060%), 09/23/2031 (C)	922,000	918,872
5.010%, (5.010% to 3-23-36, then Overnight SOFR + 1.340%), 03/23/2037 (C)	1,448,000	1,441,019
Wells Fargo & Company
4.078%, (4.078% to 9-15-28, then Overnight SOFR + 0.880%), 09/15/2029	740,000	737,692
4.892%, (4.892% to 9-15-35, then Overnight SOFR + 1.340%), 09/15/2036	458,000	457,085
4.900%, (4.900% to 1-24-27, then Overnight SOFR + 0.780%), 01/24/2028	573,000	578,269
4.970%, (4.970% to 4-23-28, then Overnight SOFR + 1.370%), 04/23/2029	1,352,000	1,377,744
5.150%, (5.150% to 4-23-30, then Overnight SOFR + 1.500%), 04/23/2031	445,000	458,929
5.211%, (5.211% to 12-3-34, then Overnight SOFR + 1.380%), 12/03/2035	421,000	430,153
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	257,000	266,342
5.707%, (5.707% to 4-22-27, then Overnight SOFR + 1.070%), 04/22/2028	409,000	418,503
6.303%, (6.303% to 10-23-28, then Overnight SOFR + 1.790%), 10/23/2029	262,000	277,501
		63,475,671
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care – 2.4%
AbbVie, Inc.
3.200%, 11/21/2029	$964,000	$930,019
4.050%, 11/21/2039	274,000	245,212
4.250%, 11/21/2049	951,000	801,199
4.500%, 05/14/2035	41,000	40,233
4.550%, 03/15/2035	113,000	111,237
4.800%, 03/15/2027	654,000	661,426
4.875%, 03/15/2030	526,000	541,444
4.950%, 03/15/2031	392,000	405,181
5.050%, 03/15/2034	654,000	672,982
5.200%, 03/15/2035	611,000	632,348
5.600%, 03/15/2055	60,000	61,391
Alcon Finance Corp. 5.375%, 12/06/2032 (C)	776,000	809,139
Amgen, Inc.
5.600%, 03/02/2043	377,000	381,996
5.650%, 03/02/2053	118,000	117,698
CVS Health Corp.
4.780%, 03/25/2038	287,000	268,987
5.050%, 03/25/2048	1,162,000	1,033,875
5.550%, 06/01/2031	519,000	542,872
5.700%, 06/01/2034	532,000	555,166
Eli Lilly & Company
4.200%, 08/14/2029	822,000	827,819
4.250%, 03/15/2031	794,000	794,987
4.600%, 08/14/2034	677,000	679,537
4.700%, 02/09/2034	519,000	524,731
4.900%, 02/12/2032	199,000	205,573
5.050%, 08/14/2054	63,000	60,100
5.100%, 02/12/2035	282,000	291,721
5.100%, 02/09/2064	261,000	246,538
5.500%, 02/12/2055	327,000	334,007
5.550%, 10/15/2055	165,000	169,745
5.600%, 02/12/2065	361,000	369,615
EMD Finance LLC
4.375%, 10/15/2030 (C)	729,000	728,911
5.000%, 10/15/2035 (C)	514,000	514,174
Gilead Sciences, Inc. 4.000%, 09/01/2036	264,000	245,615
HCA, Inc.
5.250%, 06/15/2049	336,000	307,772
5.500%, 03/01/2032	896,000	933,481
5.900%, 06/01/2053	196,000	193,520
6.200%, 03/01/2055	531,000	548,142
Merck & Company, Inc. 2.350%, 06/24/2040	219,000	157,291
UnitedHealth Group, Inc.
3.050%, 05/15/2041	121,000	92,044
5.500%, 07/15/2044	316,000	316,597
5.625%, 07/15/2054	844,000	839,432
5.875%, 02/15/2053	666,000	684,705
		18,878,462
Industrials – 2.8%
Carlisle Companies, Inc.
5.250%, 09/15/2035	339,000	343,102
5.550%, 09/15/2040	136,000	137,667
Caterpillar Financial Services Corp.
4.375%, 08/16/2029 (D)	293,000	297,037
5.000%, 05/14/2027	786,000	799,639
Caterpillar, Inc. 5.200%, 05/15/2035	861,000	890,798
Crowley Conro LLC 4.181%, 08/15/2043	407,885	373,305
Deere & Company
5.450%, 01/16/2035	1,102,000	1,159,983

33

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Deere & Company (continued)
5.700%, 01/19/2055	$546,000	$574,267
Delta Air Lines, Inc.
4.750%, 10/20/2028 (C)	851,000	855,785
4.950%, 07/10/2028	1,051,000	1,063,755
5.250%, 07/10/2030	1,182,000	1,205,867
Eaton Capital ULC 4.450%, 05/09/2030	349,000	352,618
Embraer Netherlands Finance BV
5.400%, 01/09/2038 (B)	403,000	401,239
5.980%, 02/11/2035	682,000	723,520
General Electric Company
4.300%, 07/29/2030	798,000	802,740
4.900%, 01/29/2036	726,000	736,115
Howmet Aerospace, Inc. 4.850%, 10/15/2031	350,000	359,113
John Deere Capital Corp.
4.150%, 09/15/2027	515,000	517,426
4.500%, 01/08/2027	650,000	655,125
4.650%, 01/07/2028	458,000	465,484
4.850%, 06/11/2029	85,000	87,320
5.150%, 09/08/2026	481,000	487,017
Norfolk Southern Corp. 5.100%, 05/01/2035	456,000	465,578
Northrop Grumman Corp.
4.650%, 07/15/2030	375,000	381,417
5.250%, 07/15/2035	348,000	360,224
Siemens Funding BV
4.350%, 05/26/2028 (C)	855,000	863,455
4.600%, 05/28/2030 (C)	570,000	580,256
4.900%, 05/28/2032 (C)	688,000	705,691
5.200%, 05/28/2035 (C)	688,000	713,366
5.800%, 05/28/2055 (C)	348,000	373,401
The Boeing Company
5.805%, 05/01/2050	456,000	455,573
6.858%, 05/01/2054	273,000	311,412
Uber Technologies, Inc.
4.150%, 01/15/2031	687,000	680,726
4.800%, 09/15/2034	665,000	666,248
4.800%, 09/15/2035	458,000	453,845
5.350%, 09/15/2054	312,000	302,711
Union Pacific Corp. 5.600%, 12/01/2054	205,000	208,181
United Parcel Service, Inc. 6.050%, 05/14/2065	521,000	545,382
Verisk Analytics, Inc.
4.500%, 08/15/2030	454,000	455,363
5.125%, 02/15/2036	507,000	511,689
		22,323,440
Information technology – 2.8%
Accenture Capital, Inc.
4.250%, 10/04/2031	1,048,000	1,046,435
4.500%, 10/04/2034	577,000	569,051
Apple, Inc.
2.375%, 02/08/2041	188,000	135,149
2.650%, 05/11/2050	205,000	131,349
2.650%, 02/08/2051	158,000	100,804
3.950%, 08/08/2052	495,000	401,992
4.000%, 05/12/2028	394,000	396,658
4.200%, 05/12/2030	678,000	685,311
Autodesk, Inc.
2.400%, 12/15/2031	32,000	28,351
5.300%, 06/15/2035	339,000	348,377
Broadcom, Inc.
4.150%, 02/15/2028	643,000	644,677
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Broadcom, Inc. (continued)
4.550%, 02/15/2032	$655,000	$659,551
4.600%, 07/15/2030	858,000	870,972
4.800%, 10/15/2034	917,000	923,414
4.900%, 07/15/2032	536,000	548,321
4.926%, 05/15/2037 (C)	369,000	368,010
5.050%, 07/12/2029	943,000	971,371
5.150%, 11/15/2031	874,000	908,129
5.200%, 07/15/2035	279,000	287,538
Cadence Design Systems, Inc.
4.200%, 09/10/2027	488,000	490,029
4.300%, 09/10/2029	1,356,000	1,364,540
4.700%, 09/10/2034	1,257,000	1,254,969
Foundry JV Holdco LLC
5.500%, 01/25/2031 (C)	405,000	420,257
5.900%, 01/25/2033 (C)	369,000	389,105
Hewlett Packard Enterprise Company 5.600%, 10/15/2054	281,000	268,738
Intel Corp.
2.800%, 08/12/2041	222,000	155,283
3.250%, 11/15/2049	130,000	86,384
5.625%, 02/10/2043	148,000	145,136
5.900%, 02/10/2063	194,000	188,955
Oracle Corp.
4.000%, 07/15/2046	448,000	348,980
4.450%, 09/26/2030	567,000	566,722
4.800%, 09/26/2032	567,000	567,682
5.200%, 09/26/2035	567,000	570,122
5.375%, 09/27/2054	339,000	311,413
5.550%, 02/06/2053	282,000	266,835
5.875%, 09/26/2045	539,000	540,463
5.950%, 09/26/2055	539,000	537,342
6.000%, 08/03/2055	785,000	788,067
6.100%, 09/26/2065	539,000	538,007
Synopsys, Inc.
4.650%, 04/01/2028	394,000	398,410
4.850%, 04/01/2030	564,000	574,474
5.000%, 04/01/2032	451,000	460,876
5.150%, 04/01/2035	401,000	407,919
5.700%, 04/01/2055	319,000	321,945
Texas Instruments, Inc.
5.000%, 03/14/2053	309,000	290,756
5.150%, 02/08/2054	261,000	251,671
		22,530,540
Materials – 0.4%
Corp. Nacional del Cobre de Chile 6.330%, 01/13/2035 (C)	362,000	385,983
CRH SMW Finance DAC 5.125%, 01/09/2030	446,000	459,052
Gerdau Trade, Inc. 5.750%, 06/09/2035	415,000	429,940
Glencore Funding LLC
5.634%, 04/04/2034 (C)	305,000	317,430
5.673%, 04/01/2035 (C)	711,000	738,965
6.141%, 04/01/2055 (C)	267,000	279,123
Suzano Netherlands BV 5.500%, 01/15/2036	403,000	403,403
		3,013,896
Real estate – 1.3%
Agree LP
2.000%, 06/15/2028	403,000	380,223
2.600%, 06/15/2033	110,000	94,129
4.800%, 10/01/2032	242,000	243,645
5.600%, 06/15/2035	395,000	411,804

34

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
American Homes 4 Rent LP
3.625%, 04/15/2032	$445,000	$416,431
4.300%, 04/15/2052	199,000	159,465
4.950%, 06/15/2030	339,000	345,177
5.500%, 07/15/2034	181,000	186,514
Brixmor Operating Partnership LP
2.500%, 08/16/2031	426,000	378,313
4.850%, 02/15/2033	188,000	187,587
CBRE Services, Inc. 5.500%, 06/15/2035	343,000	353,294
Crown Castle, Inc. 2.100%, 04/01/2031	11,000	9,631
Essex Portfolio LP
2.550%, 06/15/2031	230,000	205,945
5.500%, 04/01/2034	271,000	281,452
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	77,000	66,533
4.150%, 04/15/2032	443,000	428,263
4.875%, 02/01/2035	393,000	388,089
4.950%, 01/15/2033	451,000	453,188
Kimco Realty OP LLC
4.850%, 03/01/2035	354,000	351,784
5.300%, 02/01/2036	407,000	416,045
Realty Income Corp.
2.100%, 03/15/2028	250,000	238,516
2.850%, 12/15/2032	322,000	287,340
3.400%, 01/15/2030	267,000	258,482
3.950%, 02/01/2029 (B)	405,000	402,993
4.500%, 02/01/2033 (B)	345,000	341,229
4.900%, 07/15/2033	383,000	388,158
Regency Centers LP
2.950%, 09/15/2029	609,000	581,474
5.000%, 07/15/2032	384,000	392,844
5.250%, 01/15/2034	522,000	536,488
Store Capital LLC
2.700%, 12/01/2031	155,000	135,693
2.750%, 11/18/2030	394,000	358,155
Sun Communities Operating LP 4.200%, 04/15/2032	489,000	473,745
		10,152,629
Utilities – 3.0%
Alabama Power Company 5.100%, 04/02/2035	366,000	374,021
American Transmission Systems, Inc. 2.650%, 01/15/2032 (C)	161,000	144,443
Arizona Public Service Company 5.900%, 08/15/2055	451,000	461,823
Baltimore Gas & Electric Company
2.250%, 06/15/2031	345,000	308,856
5.450%, 06/01/2035	453,000	470,544
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	255,000	189,309
4.950%, 08/15/2035	546,000	544,021
Chile Electricity Lux MPC II Sarl
5.580%, 10/20/2035 (C)	336,262	347,284
5.672%, 10/20/2035 (C)	528,000	544,156
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	77,000	52,144
3.700%, 11/15/2059	131,000	93,804
Consumers Energy Company
4.500%, 01/15/2031	678,000	684,928
5.050%, 05/15/2035	501,000	509,689
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
DTE Electric Company
2.950%, 03/01/2050	$402,000	$270,982
3.650%, 03/01/2052	184,000	137,596
5.250%, 05/15/2035	237,000	243,850
Duke Energy Carolinas LLC
2.550%, 04/15/2031	157,000	143,725
2.850%, 03/15/2032	428,000	390,122
3.550%, 03/15/2052	312,000	229,673
5.250%, 03/15/2035	376,000	389,090
5.350%, 01/15/2053	302,000	296,202
Duke Energy Corp.
3.500%, 06/15/2051	214,000	150,791
4.950%, 09/15/2035	806,000	800,711
Duke Energy Florida LLC 2.400%, 12/15/2031	344,000	309,218
Duke Energy Progress LLC
2.500%, 08/15/2050	348,000	208,592
3.700%, 10/15/2046	78,000	60,343
Entergy Arkansas LLC
2.650%, 06/15/2051	310,000	187,458
5.150%, 01/15/2033	517,000	534,602
Entergy Mississippi LLC 5.800%, 04/15/2055	337,000	345,238
Exelon Corp. 5.875%, 03/15/2055	519,000	528,005
FirstEnergy Pennsylvania Electric Company
3.250%, 03/15/2028 (C)	336,000	327,896
4.300%, 01/15/2029 (C)	405,000	405,589
5.200%, 04/01/2028 (C)	265,000	270,987
Georgia Power Company
4.000%, 10/01/2028	618,000	617,989
4.850%, 03/15/2031	249,000	255,670
5.200%, 03/15/2035	135,000	138,339
Jersey Central Power & Light Company
2.750%, 03/01/2032 (C)	379,000	338,869
4.150%, 01/15/2029 (C)	369,000	368,531
4.400%, 01/15/2031 (C)	616,000	613,826
5.100%, 01/15/2035	307,000	311,137
MidAmerican Energy Company 2.700%, 08/01/2052	299,000	187,965
Mississippi Power Company
3.100%, 07/30/2051	413,000	278,584
4.250%, 03/15/2042	175,000	152,405
Northern States Power Company
5.050%, 05/15/2035	565,000	576,250
5.400%, 03/15/2054	209,000	207,202
5.650%, 06/15/2054	226,000	233,138
NRG Energy, Inc.
4.734%, 10/15/2030 (C)	540,000	539,829
5.407%, 10/15/2035 (C)	270,000	270,918
NSTAR Electric Company 5.400%, 06/01/2034	398,000	414,308
Ohio Edison Company 4.950%, 12/15/2029 (C)	339,000	346,415
Oncor Electric Delivery Company LLC
5.350%, 04/01/2035 (C)	317,000	327,872
5.800%, 04/01/2055 (C)	370,000	380,544
Pacific Gas & Electric Company
3.500%, 08/01/2050	131,000	89,369
3.950%, 12/01/2047	842,000	629,268
4.200%, 06/01/2041	200,000	163,774
4.950%, 07/01/2050	985,000	845,412
5.050%, 10/15/2032	579,000	577,900
6.100%, 10/15/2055	371,000	370,481

35

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PECO Energy Company 2.850%, 09/15/2051	$416,000	$267,351
PPL Capital Funding, Inc. 5.250%, 09/01/2034	240,000	245,461
Public Service Company of Oklahoma 3.150%, 08/15/2051	233,000	152,023
Public Service Electric & Gas Company
1.900%, 08/15/2031	592,000	519,194
2.050%, 08/01/2050	96,000	52,059
2.700%, 05/01/2050	161,000	101,716
4.900%, 08/15/2035	454,000	457,522
5.050%, 03/01/2035	398,000	405,946
5.500%, 03/01/2055	158,000	158,695
Sempra 6.550%, (6.550% to 4-1-35, then 5 Year CMT + 2.138%), 04/01/2055	75,000	76,640
Southern California Edison Company 4.125%, 03/01/2048	260,000	198,655
Trans-Allegheny Interstate Line Company 5.000%, 01/15/2031 (C)	491,000	503,423
Virginia Electric & Power Company 2.950%, 11/15/2051	345,000	220,633
Wisconsin Electric Power Company 4.150%, 10/15/2030	495,000	492,909
		24,043,914
TOTAL CORPORATE BONDS (Cost $203,786,947)		$204,723,259
MUNICIPAL BONDS – 0.1%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	215,000	134,515
North Texas Tollway Authority 6.718%, 01/01/2049	343,000	382,068
Ohio State University 4.800%, 06/01/2111	41,000	34,924
Port Authority of New York & New Jersey 4.458%, 10/01/2062	571,000	487,328
TOTAL MUNICIPAL BONDS (Cost $1,389,280)		$1,038,835
COLLATERALIZED MORTGAGE OBLIGATIONS – 14.3%
Commercial and residential – 1.6%
Angel Oak Mortgage Trust LLC
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (C)(E)	84,103	79,971
Series 2020-5, Class A1, 1.373%, 05/25/2065 (C)(E)	37,127	35,651
Series 2021-6, Class A1, 1.458%, 09/25/2066 (C)(E)	381,515	324,554
BANK Series 2022-BNK44, Class A5 5.935%, 11/15/2055 (E)	302,000	319,667
BBCMS Mortgage Trust
Series 2018-C2, Class ASB, 4.236%, 12/15/2051	122,311	122,513
Series 2022-C17, Class A5, 4.441%, 09/15/2055	600,000	591,129
Series 2025-5C33, Class A4, 5.839%, 03/15/2058	756,000	796,721
Series 2025-5C37, Class A3, 5.015%, 09/15/2058	510,000	521,391
Series 2025-C35, Class A5, 5.586%, 07/15/2058 (E)	189,000	199,391
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Benchmark Mortgage Trust Series 2021-B25, Class A4 2.268%, 04/15/2054	$250,000	$227,177
BMO Mortgage Trust
Series 2025-5C10, Class A3, 5.578%, 05/15/2058	375,000	390,965
Series 2025-C11, Class A5, 5.687%, 02/15/2058	376,000	398,753
Series 2025-C12, Class A5, 5.871%, 06/15/2058 (E)	250,000	268,384
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (C)	122,648	120,242
BX Commercial Mortgage Trust Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) 4.965%, 09/15/2036 (A)(C)	1,622,787	1,617,716
BX Trust Series 2025-VLT7, Class A (1 month CME Term SOFR + 1.700%) 5.850%, 07/15/2044 (A)(C)	479,000	480,198
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (C)(E)	490,505	415,801
Series 2021-4, Class A1, 1.397%, 10/25/2066 (C)(E)	534,485	458,088
GS Mortgage Securities Trust Series 2020-GSA2, Class A4 1.721%, 12/12/2053	995,000	889,690
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A3 3.393%, 12/15/2049	139,000	137,714
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (C)(E)	190,573	168,594
Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-5C1, Class A3 5.635%, 03/15/2058	175,000	182,938
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	372,479	332,421
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (C)(E)	83,805	80,527
Starwood Mortgage Residential Trust
Series 2020-3, Class A1, 1.486%, 04/25/2065 (C)(E)	88,421	86,227
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (C)(E)	77,848	74,027
Series 2021-1, Class A1, 1.219%, 05/25/2065 (C)(E)	134,898	126,703
Series 2021-4, Class A1, 1.162%, 08/25/2056 (C)(E)	435,975	388,163
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A (1 month CME Term SOFR + 1.443%) 5.593%, 02/15/2042 (A)(C)	649,000	645,552
Verus Securitization Trust
Series 2021-1, Class A1, 0.815%, 01/25/2066 (C)(E)	193,989	174,440

36

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(E)	$382,386	$341,813
Series 2021-3, Class A1, 1.046%, 06/25/2066 (C)(E)	343,924	302,504
Series 2021-4, Class A1, 0.938%, 07/25/2066 (C)(E)	438,051	372,378
Series 2021-8, Class A1, 1.824%, 11/25/2066 (C)(E)	444,645	411,549
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (C)(E)	93,699	90,160
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (C)(E)	156,949	149,579
Wells Fargo Commercial Mortgage Trust Series 2025-C64, Class A5 5.645%, 02/15/2058	126,000	133,331
		12,456,622
U.S. Government Agency – 12.7%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	776,389	716,847
Series 326, Class F2 (30 day Average SOFR + 0.664%), 5.037%, 03/15/2044 (A)	278,795	277,929
Series 3693, Class FC (30 day Average SOFR + 0.614%), 4.987%, 07/15/2040 (A)	179,896	178,634
Series 3919, Class FA (30 day Average SOFR + 0.614%), 4.987%, 09/15/2041 (A)	173,804	172,440
Series 3958, Class AF (30 day Average SOFR + 0.564%), 4.937%, 11/15/2041 (A)	162,961	161,438
Series 3975, Class FA (30 day Average SOFR + 0.604%), 4.977%, 12/15/2041 (A)	150,151	149,073
Series 3990, Class FG (30 day Average SOFR + 0.564%), 4.937%, 01/15/2042 (A)	186,723	185,064
Series 4059, Class FP (30 day Average SOFR + 0.564%), 4.937%, 06/15/2042 (A)	219,895	217,599
Series 4091, Class BX, 3.250%, 10/15/2041	367,913	348,505
Series 4091, Class EX, 3.375%, 07/15/2042	236,534	223,451
Series 4091, Class FN (30 day Average SOFR + 0.514%), 4.887%, 08/15/2042 (A)	214,478	211,360
Series 4091, Class MX, 3.250%, 02/15/2042	276,311	259,821
Series 4117, Class HB, 2.500%, 10/15/2042	240,562	217,144
Series 4160, Class HP, 2.500%, 01/15/2033	223,576	215,297
Series 4184, Class FN (30 day Average SOFR + 0.464%), 4.837%, 03/15/2043 (A)	127,625	125,607
Series 4205, Class PA, 1.750%, 05/15/2043	247,126	216,670
Series 4240, Class FA (30 day Average SOFR + 0.614%), 4.987%, 08/15/2043 (A)	662,311	652,040
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4281, Class FA (30 day Average SOFR + 0.514%), 4.887%, 12/15/2043 (A)	$99,926	$98,989
Series 4303, Class FA (30 day Average SOFR + 0.464%), 4.837%, 02/15/2044 (A)	180,864	178,207
Series 4427, Class CE, 3.000%, 02/15/2034	51,685	51,149
Series 4446, Class CP, 2.250%, 03/15/2045	302,940	273,031
Series 4582, Class HA, 3.000%, 09/15/2045	1,134,433	1,072,718
Series 4587, Class AF (30 day Average SOFR + 0.464%), 4.837%, 06/15/2046 (A)	308,079	305,852
Series 4604, Class FB (30 day Average SOFR + 0.514%), 4.887%, 08/15/2046 (A)	595,434	589,601
Series 4611, Class BF (30 day Average SOFR + 0.514%), 4.887%, 06/15/2041 (A)	2,269,036	2,243,696
Series 4620, Class LF (30 day Average SOFR + 0.514%), 4.887%, 10/15/2046 (A)	321,181	318,341
Series 4628, Class KF (30 day Average SOFR + 0.614%), 4.987%, 01/15/2055 (A)	360,741	350,808
Series 4709, Class FA (30 day Average SOFR + 0.414%), 4.787%, 08/15/2047 (A)	238,439	235,104
Series 4719, Class LA, 3.500%, 09/15/2047	334,301	314,206
Series 4719, Class LM, 3.000%, 09/15/2047	258,296	235,259
Series 4742, Class PA, 3.000%, 10/15/2047	665,394	612,368
Series 4753, Class BD, 3.000%, 01/15/2048	281,534	254,374
Series 4826, Class KF (30 day Average SOFR + 0.414%), 4.787%, 09/15/2048 (A)	218,399	213,115
Series 4854, Class FB (30 day Average SOFR + 0.414%), 4.787%, 01/15/2049 (A)	604,049	596,915
Series 4857, Class JA, 3.350%, 01/15/2049	952,558	917,970
Series 4880, Class DA, 3.000%, 05/15/2050	527,284	490,018
Series 4903, Class NF (30 day Average SOFR + 0.514%), 4.871%, 08/25/2049 (A)	198,727	194,825
Series 4927, Class BG, 3.000%, 11/25/2049	449,372	415,576
Series 4937, Class MD, 2.500%, 10/25/2049	437,914	390,539
Series 4940, Class AG, 3.000%, 05/15/2040	274,034	261,079
Series 4941, Class GA, 2.000%, 12/15/2047	253,570	214,467
Series 4954, Class LB, 2.500%, 02/25/2050	268,262	237,661

37

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4957, Class MY, 3.000%, 02/25/2050	$317,000	$266,680
Series 4988, Class KF (30 day Average SOFR + 0.464%), 4.821%, 07/25/2050 (A)	340,333	336,420
Series 4993, Class KF (30 day Average SOFR + 0.564%), 4.921%, 07/25/2050 (A)	2,042,415	1,975,686
Series 5004, Class FM (30 day Average SOFR + 0.464%), 4.821%, 08/25/2050 (A)	406,546	390,038
Series 5020, Class ET, 3.500%, 10/25/2050	391,917	361,481
Series 5058, Class BC, 5.000%, 11/25/2050	286,840	284,324
Series 5091, Class AB, 1.500%, 03/25/2051	776,555	638,413
Series 5092, Class HE, 2.000%, 02/25/2051	470,536	398,997
Series 5116, Class PB, 2.250%, 02/25/2051	485,267	426,581
Series 5118, Class CA, 1.500%, 10/15/2033	460,426	427,950
Series 5119, Class QF (30 day Average SOFR + 0.200%), 4.556%, 06/25/2051 (A)	605,943	570,389
Series 5178, Class TP, 2.500%, 04/25/2049	635,417	568,249
Series 5182, Class M, 2.500%, 05/25/2049	375,026	336,234
Series 5201, Class CA, 2.500%, 07/25/2048	539,945	496,450
Series 5202, Class BH, 2.000%, 12/25/2047	276,251	254,720
Series 5202, Class KA, 2.500%, 06/25/2049	421,705	380,361
Series 5202, Class TA, 2.500%, 12/25/2048	807,352	744,437
Series 5207, Class PA, 3.000%, 06/25/2051	612,188	552,708
Series 5210, Class DC, 3.000%, 09/25/2051	418,219	392,921
Series 5217, Class CD, 2.500%, 07/25/2049	434,703	408,545
Series 5220, Class QK, 3.500%, 09/25/2050	854,262	819,107
Series 5228, Class TN, 3.500%, 07/25/2039	301,708	291,367
Series 5335, Class FB (30 day Average SOFR + 0.814%), 5.187%, 10/15/2039 (A)	784,495	786,641
Series 5396, Class HF (30 day Average SOFR + 0.950%), 5.306%, 04/25/2054 (A)	1,080,895	1,084,925
Series 5399, Class FB (30 day Average SOFR + 0.900%), 5.256%, 04/25/2054 (A)	628,341	627,381
Series 5410, Class JY, 3.000%, 03/15/2044	484,000	424,061
Series 5451, Class FD (30 day Average SOFR + 0.514%), 4.887%, 01/15/2044 (A)	349,045	344,452
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5452, Class KY, 3.000%, 03/15/2044	$519,000	$451,121
Series 5529, Class HA, 3.000%, 03/15/2043	280,873	266,846
Federal National Mortgage Association
Series 2010-107, Class FB (30 day Average SOFR + 0.524%), 4.881%, 09/25/2040 (A)	166,872	165,365
Series 2011-111, Class DB, 4.000%, 11/25/2041	374,392	363,720
Series 2011-117, Class AF (30 day Average SOFR + 0.564%), 4.921%, 11/25/2041 (A)	149,447	148,010
Series 2011-117, Class FA (30 day Average SOFR + 0.564%), 4.921%, 11/25/2041 (A)	345,988	342,784
Series 2011-127, Class FC (30 day Average SOFR + 0.564%), 4.921%, 12/25/2041 (A)	159,695	158,041
Series 2011-142, Class EF (30 day Average SOFR + 0.614%), 4.971%, 01/25/2042 (A)	179,000	177,618
Series 2011-55, Class FH (30 day Average SOFR + 0.554%), 4.911%, 06/25/2041 (A)	125,054	124,147
Series 2012-106, Class FA (30 day Average SOFR + 0.454%), 4.811%, 10/25/2042 (A)	141,884	140,178
Series 2012-12, Class FA (30 day Average SOFR + 0.614%), 4.971%, 02/25/2042 (A)	157,957	156,690
Series 2012-151, Class NX, 1.500%, 01/25/2043	247,959	216,361
Series 2012-47, Class JF (30 day Average SOFR + 0.614%), 4.971%, 05/25/2042 (A)	212,481	210,749
Series 2013-11, Class AP, 1.500%, 01/25/2043	675,239	620,712
Series 2013-43, Class BP, 1.750%, 05/25/2043	298,034	261,494
Series 2013-49, Class AP, 1.750%, 05/25/2043	194,009	168,689
Series 2014-25, Class EL, 3.000%, 05/25/2044	349,603	321,294
Series 2014-74, Class FC (30 day Average SOFR + 0.514%), 4.871%, 11/25/2044 (A)	180,780	178,148
Series 2015-32, Class FA (30 day Average SOFR + 0.414%), 4.771%, 05/25/2045 (A)	327,600	319,374
Series 2015-48, Class FB (30 day Average SOFR + 0.414%), 4.771%, 07/25/2045 (A)	389,492	379,888
Series 2015-72, Class GL, 3.000%, 10/25/2045	249,000	218,571
Series 2015-8, Class AP, 2.000%, 03/25/2045	596,524	537,334
Series 2015-84, Class PA, 1.700%, 08/25/2033	399,148	376,121
Series 2016-11, Class CF (30 day Average SOFR + 0.464%), 4.821%, 03/25/2046 (A)	165,653	163,829

38

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-11, Class FG (30 day Average SOFR + 0.464%), 4.821%, 03/25/2046 (A)	$221,880	$219,299
Series 2016-19, Class FD (30 day Average SOFR + 0.514%), 4.871%, 04/25/2046 (A)	1,016,913	1,009,332
Series 2016-22, Class FA (30 day Average SOFR + 0.514%), 4.871%, 04/25/2046 (A)	430,674	426,379
Series 2016-22, Class FG (30 day Average SOFR + 0.514%), 4.871%, 04/25/2046 (A)	380,722	376,813
Series 2016-48, Class MA, 2.000%, 06/25/2038	884,586	828,314
Series 2016-57, Class PC, 1.750%, 06/25/2046	2,032,443	1,743,276
Series 2016-64, Class BC, 1.750%, 09/25/2046	402,899	376,934
Series 2016-64, Class PE, 2.500%, 09/25/2046	281,000	216,908
Series 2016-69, Class BF (30 day Average SOFR + 0.514%), 4.871%, 10/25/2046 (A)	345,965	342,859
Series 2016-75, Class FE (30 day Average SOFR + 0.514%), 4.871%, 10/25/2046 (A)	263,155	261,034
Series 2016-78, Class FA (30 day Average SOFR + 0.514%), 4.871%, 03/25/2044 (A)	169,361	167,483
Series 2016-79, Class FH (30 day Average SOFR + 0.514%), 4.871%, 11/25/2046 (A)	266,286	264,031
Series 2016-82, Class FE (30 day Average SOFR + 0.514%), 4.871%, 11/25/2046 (A)	584,510	579,846
Series 2016-82, Class FH (30 day Average SOFR + 0.514%), 4.871%, 11/25/2046 (A)	539,676	534,505
Series 2016-84, Class FB (30 day Average SOFR + 0.514%), 4.871%, 11/25/2046 (A)	259,724	257,144
Series 2016-86, Class FE (30 day Average SOFR + 0.514%), 4.871%, 11/25/2046 (A)	674,167	667,350
Series 2016-88, Class CF (30 day Average SOFR + 0.564%), 4.921%, 12/25/2046 (A)	454,784	451,000
Series 2016-91, Class AF (30 day Average SOFR + 0.514%), 4.871%, 12/25/2046 (A)	238,252	236,644
Series 2017-11, Class FA (30 day Average SOFR + 0.514%), 4.871%, 03/25/2047 (A)	106,728	105,845
Series 2017-113, Class FB (30 day Average SOFR + 0.364%), 4.721%, 01/25/2048 (A)	107,114	105,660
Series 2017-12, Class FD (30 day Average SOFR + 0.514%), 4.871%, 03/25/2047 (A)	265,447	263,248
Series 2017-13, Class PA, 3.000%, 08/25/2046	399,509	375,146
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-23, Class FA (30 day Average SOFR + 0.514%), 4.871%, 04/25/2047 (A)	$298,579	$295,850
Series 2017-24, Class PG, 2.625%, 04/25/2047	1,034,021	916,660
Series 2017-26, Class FA (30 day Average SOFR + 0.464%), 4.821%, 04/25/2047 (A)	681,585	675,623
Series 2017-35, Class MC, 2.625%, 12/25/2044	211,382	205,323
Series 2017-82, Class FE (30 day Average SOFR + 0.364%), 4.721%, 10/25/2047 (A)	245,039	242,951
Series 2017-9, Class BF (30 day Average SOFR + 0.514%), 4.871%, 03/25/2047 (A)	320,851	318,045
Series 2017-9, Class DF (30 day Average SOFR + 0.514%), 4.871%, 03/25/2047 (A)	231,745	229,735
Series 2017-9, Class EF (30 day Average SOFR + 0.514%), 4.871%, 03/25/2047 (A)	120,963	119,947
Series 2017-96, Class FB (30 day Average SOFR + 0.414%), 4.771%, 12/25/2047 (A)	424,500	418,180
Series 2018-1, Class FA (30 day Average SOFR + 0.364%), 4.721%, 02/25/2048 (A)	137,599	135,872
Series 2018-14, Class KC, 3.000%, 03/25/2048	628,926	602,475
Series 2018-36, Class FD (30 day Average SOFR + 0.364%), 4.721%, 06/25/2048 (A)	556,577	550,264
Series 2018-38, Class MA, 3.300%, 06/25/2048	490,981	470,947
Series 2018-45, Class TM, 3.000%, 06/25/2048	393,993	357,325
Series 2018-55, Class GA, 3.375%, 08/25/2048	375,187	360,932
Series 2018-64, Class A, 3.000%, 09/25/2048	358,194	322,649
Series 2018-85, Class EA, 3.500%, 12/25/2048	272,896	265,757
Series 2019-13, Class PE, 3.000%, 03/25/2049	234,167	215,216
Series 2019-15, Class FA (30 day Average SOFR + 0.614%), 4.971%, 04/25/2049 (A)	198,114	193,702
Series 2019-25, Class PA, 3.000%, 05/25/2048	611,161	573,263
Series 2019-41, Class FG (30 day Average SOFR + 0.614%), 4.971%, 08/25/2059 (A)	504,216	490,075
Series 2019-43, Class FC (30 day Average SOFR + 0.514%), 4.871%, 08/25/2049 (A)	385,555	378,269
Series 2019-67, Class FB (30 day Average SOFR + 0.564%), 4.921%, 11/25/2049 (A)	214,947	210,970
Series 2019-81, Class LH, 3.000%, 12/25/2049	283,474	258,148

39

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2020-48, Class AB, 2.000%, 07/25/2050	$328,457	$281,665
Series 2020-59, Class NC, 3.000%, 08/25/2040	429,032	396,357
Series 2021-27, Class EC, 1.500%, 05/25/2051	1,407,564	1,153,970
Series 2021-40, Class DW, 2.000%, 06/25/2041	96,351	86,185
Series 2021-42, Class AC, 2.000%, 02/25/2051	393,651	341,337
Series 2021-78, Class ND, 1.500%, 11/25/2051	761,613	625,270
Series 2021-91, Class AB, 2.500%, 09/25/2049	482,660	430,560
Series 2021-95, Class CP, 1.500%, 08/25/2051	225,135	193,398
Series 2022-3, Class N, 2.000%, 10/25/2047	1,316,196	1,178,571
Series 2022-62, Class KA, 3.250%, 09/25/2052	291,423	274,435
Series 2022-89, Class AY, 3.000%, 02/25/2048	623,000	545,654
Series 2023-14, Class EJ, 2.750%, 04/25/2049	460,771	432,348
Series 2023-37, Class FH (30 day Average SOFR + 0.514%), 4.871%, 01/25/2050 (A)	796,970	783,290
Series 2023-38, Class FC (30 day Average SOFR + 0.664%), 5.021%, 06/25/2040 (A)	602,870	600,889
Series 2023-38, Class FD (30 day Average SOFR + 0.864%), 5.213%, 10/25/2039 (A)	190,866	189,792
Series 2024-64, Class KY, 3.000%, 12/25/2043	303,000	261,258
Government National Mortgage Association
Series 2010-163, Class NC, 4.000%, 12/20/2040	382,176	378,235
Series 2013-152, Class HA, 2.500%, 06/20/2043	428,779	398,555
Series 2014-133, Class BP, 2.250%, 09/20/2044	330,406	298,539
Series 2014-149, Class KP, 2.250%, 07/16/2044	281,704	259,858
Series 2014-181, Class L, 3.000%, 12/20/2044	306,245	278,785
Series 2015-144, Class CA, 2.500%, 10/20/2045	464,821	412,929
Series 2016-136, Class A, 3.000%, 07/20/2044	275,503	250,632
Series 2016-93, Class AB, 1.750%, 07/20/2044	596,217	502,886
Series 2017-139, Class GA, 3.000%, 09/20/2047	1,075,502	979,397
Series 2017-167, Class BQ, 2.500%, 08/20/2044	331,594	313,238
Series 2018-65, Class DC, 3.500%, 05/20/2048	410,000	382,293
Series 2020-63, Class UD, 1.750%, 04/20/2050	296,841	245,809
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2021-105, Class P, 1.750%, 06/20/2051	$1,440,446	$1,184,376
Series 2021-107, Class DB, 1.750%, 04/20/2051	1,359,108	1,119,427
Series 2021-135, Class A, 2.000%, 08/20/2051	333,265	278,041
Series 2021-160, Class NE, 2.000%, 09/20/2051	2,549,581	2,179,455
Series 2021-215, Class GA, 2.000%, 12/20/2051	2,211,039	1,932,970
Series 2021-225, Class YC, 2.000%, 12/20/2051	262,725	226,031
Series 2021-24, Class BC, 1.250%, 02/20/2051	465,360	366,643
Series 2021-27, Class BD, 5.000%, 02/20/2051	426,385	425,252
Series 2021-27, Class CW, 5.000%, 02/20/2051 (E)	539,394	538,006
Series 2021-27, Class NT, 5.000%, 02/20/2051	429,513	423,881
Series 2021-27, Class Q, 5.000%, 02/20/2051	382,559	381,416
Series 2021-8, Class CY, 5.000%, 01/20/2051	383,115	381,947
Series 2021-89, Class LK, 2.000%, 05/20/2051	802,078	668,444
Series 2022-107, Class C, 2.500%, 06/20/2051	1,766,161	1,481,923
Series 2022-138, Class PT, 2.500%, 10/20/2051	2,103,299	1,762,459
Series 2022-153, Class KA, 4.000%, 12/20/2049	429,038	423,224
Series 2022-197, Class LF (30 day Average SOFR + 0.700%), 5.089%, 11/20/2052 (A)	1,665,535	1,657,261
Series 2022-205, Class A, 2.000%, 09/20/2051	653,862	533,210
Series 2022-24, Class AH, 2.500%, 02/20/2052	143,394	123,774
Series 2022-31, Class GH, 2.500%, 12/20/2049	1,060,850	959,181
Series 2022-34, Class DN, 3.500%, 09/20/2041	854,769	821,190
Series 2022-46, Class LY, 3.000%, 03/20/2052	202,000	168,502
Series 2022-5, Class BA, 2.000%, 10/20/2049	1,690,269	1,476,837
Series 2022-50, Class CA, 3.000%, 03/20/2052	1,504,501	1,361,768
Series 2022-66, Class CG, 3.500%, 04/20/2052	920,472	879,944
Series 2022-78, Class HW, 2.500%, 04/20/2052	349,000	279,089
Series 2022-84, Class A, 2.500%, 01/20/2052	523,001	437,910
Series 2022-9, Class GA, 2.000%, 01/20/2052	385,591	321,678
Series 2023-81, Class YJ, 3.500%, 06/20/2053	2,042,000	1,788,541
Series 2024-110, Class JC, 3.000%, 09/20/2047	2,532,859	2,413,259

40

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2024-110, Class JL, 3.000%, 10/20/2049	$540,000	$466,962
Series 2024-45, Class BD, 2.000%, 03/20/2054	342,594	315,991
Series 2025-1, Class GC, 3.500%, 10/20/2051	6,293,196	6,062,541
Series 2025-7, Class EL, 2.500%, 01/20/2055	233,000	167,255
		101,753,140
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $115,151,678)		$114,209,762
ASSET-BACKED SECURITIES – 8.2%
Ally Auto Receivables Trust Series 2022-3, Class A4 5.070%, 10/16/2028	331,000	332,806
American Express Credit Account Master Trust
Series 2023-4, Class A 5.150%, 09/16/2030	1,180,000	1,220,248
Series 2025-2, Class A 4.280%, 04/15/2030	1,497,000	1,511,301
Series 2025-4, Class A 4.300%, 07/15/2030	2,618,000	2,646,100
Series 2025-5, Class A 4.510%, 07/15/2032	1,409,000	1,438,940
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class A3 5.620%, 11/18/2027	150,292	150,749
Series 2023-2, Class A3 5.810%, 05/18/2028	565,830	570,072
AutoNation Finance Trust Series 2025-1A, Class A3 4.620%, 11/13/2029 (C)	518,000	522,974
BA Credit Card Trust Series 2025-A1, Class A 4.310%, 05/15/2030	1,569,000	1,586,954
Barclays Dryrock Issuance Trust Series 2025-1, Class A 3.970%, 07/15/2031	1,205,000	1,201,527
Capital One Multi-Asset Execution Trust
Series 2025-A1, Class A 3.820%, 09/16/2030	228,000	227,881
Series 2025-A2, Class A 4.020%, 09/15/2032	269,000	268,452
CarMax Auto Owner Trust
Series 2025-2, Class A3 4.480%, 03/15/2030	1,223,000	1,235,845
Series 2025-3, Class A3 4.350%, 07/15/2030	729,000	734,954
Series 2025-3, Class A4 4.470%, 01/15/2031	494,000	500,756
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (C)	416,000	415,546
Chase Issuance Trust
Series 2024-A2, Class A 4.630%, 01/15/2031	1,009,000	1,031,291
Series 2025-A1, Class A 4.160%, 07/15/2030	365,000	367,349
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust Series 2025-A1, Class A 4.300%, 06/21/2030	$1,197,000	$1,209,454
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 5.922%, 11/26/2046 (A)(C)	174,273	175,640
Series 2018-A, Class A2 4.130%, 12/26/2047 (C)	134,506	132,555
Series 2019-A, Class A2 3.280%, 12/28/2048 (C)	249,434	239,442
Ford Credit Auto Lease Trust Series 2024-A, Class A4 5.050%, 06/15/2027	303,000	304,983
Ford Credit Auto Owner Trust
Series 2022-1, Class A 3.880%, 11/15/2034 (C)	1,005,000	1,002,961
Series 2022-D, Class A4 5.300%, 03/15/2028	299,000	302,248
Series 2024-D, Class A3 4.610%, 08/15/2029	300,000	303,509
Series 2025-1, Class A (4.860% to 2-15-30, then 9.710% thereafter) 4.860%, 08/15/2037 (C)	1,575,000	1,615,851
Series 2025-2, Class A (4.370% to 8-15-30, then 8.750% thereafter) 4.370%, 02/15/2038 (C)	1,029,000	1,034,854
Series 2025-B, Class A4 3.950%, 07/15/2031	918,000	917,057
Ford Credit Floorplan Master Owner Trust
Series 2024-3, Class A1 4.300%, 09/15/2029 (C)	1,688,000	1,695,526
Series 2025-1, Class A1 4.630%, 04/15/2030	1,276,000	1,293,993
GM Financial Automobile Leasing Trust Series 2023-3, Class A4 5.440%, 08/20/2027	264,000	264,805
GM Financial Revolving Receivables Trust
Series 2024-1, Class A 4.980%, 12/11/2036 (C)	212,000	217,555
Series 2024-2, Class A 4.520%, 03/11/2037 (C)	424,000	429,290
Series 2025-1, Class A 4.640%, 12/11/2037 (C)	2,216,000	2,255,193
GMF Floorplan Owner Revolving Trust
Series 2024-4A, Class A1 4.730%, 11/15/2029 (C)	1,016,000	1,030,309
Series 2025-2A, Class A 4.640%, 03/15/2030 (C)	1,367,000	1,384,534
Honda Auto Receivables Owner Trust Series 2025-3, Class A4 4.100%, 11/21/2031	712,000	714,347
Hyundai Auto Lease Securitization Trust Series 2025-B, Class A3 4.530%, 04/17/2028 (C)	1,021,000	1,030,063
Hyundai Auto Receivables Trust
Series 2022-A, Class A4 2.350%, 04/17/2028	265,385	264,341
Series 2023-A, Class A4 4.480%, 07/17/2028	599,000	601,082
Series 2023-B, Class A3 5.480%, 04/17/2028	231,347	233,053
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4 5.250%, 02/15/2029	693,000	701,491

41

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Receivables Trust (continued)
Series 2025-1, Class A3 4.780%, 12/17/2029	$594,000	$601,910
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (C)	236,415	234,830
Series 2019-CA, Class A2 3.130%, 02/15/2068 (C)	111,148	109,790
Series 2019-D, Class A2A 3.010%, 12/15/2059 (C)	598,835	582,754
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	307,927	297,884
Series 2020-EA, Class A 1.690%, 05/15/2069 (C)	56,066	52,697
Series 2020-GA, Class A 1.170%, 09/16/2069 (C)	219,426	205,996
Series 2021-BA, Class A 0.940%, 07/15/2069 (C)	145,007	132,519
Series 2021-CA, Class A 1.060%, 10/15/2069 (C)	520,448	474,524
Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	879,500	792,751
Series 2021-FA, Class A 1.110%, 02/18/2070 (C)	568,847	507,308
Series 2021-GA, Class A 1.580%, 04/15/2070 (C)	142,003	128,343
Series 2022-A, Class A 2.230%, 07/15/2070 (C)	1,430,051	1,305,370
Navient Student Loan Trust Series 2021-3A, Class A1A 1.770%, 08/25/2070 (C)	609,987	537,400
Nelnet Student Loan Trust
Series 2004-4, Class A5 (90 day Average SOFR + 0.422%) 4.762%, 01/25/2037 (A)	163,585	163,243
Series 2005-1, Class A5 (90 day Average SOFR + 0.372%) 4.712%, 10/25/2033 (A)	903,071	896,621
Series 2005-2, Class A5 (90 day Average SOFR + 0.362%) 4.739%, 03/23/2037 (A)	827,845	821,838
Series 2005-3, Class A5 (90 day Average SOFR + 0.382%) 4.759%, 12/24/2035 (A)	548,274	544,903
Nissan Auto Receivables Owner Trust Series 2022-B, Class A4 4.450%, 11/15/2029	415,000	417,096
PenFed Auto Receivables Owner Trust Series 2022-A, Class A4 4.180%, 12/15/2028 (C)	66,450	66,429
Santander Drive Auto Receivables Trust
Series 2024-3, Class A3 5.630%, 01/16/2029	541,847	544,609
Series 2025-2, Class A3 4.670%, 08/15/2029	661,000	666,203
Series 2025-3, Class A3 4.380%, 01/15/2030	799,000	803,807
SBNA Auto Lease Trust Series 2024-C, Class A4 4.420%, 03/20/2029 (C)	389,000	390,746
SBNA Auto Receivables Trust
Series 2024-A, Class A3 5.320%, 12/15/2028 (C)	257,784	258,836
Series 2024-A, Class A4 5.210%, 04/16/2029 (C)	175,000	176,728
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3 4.950%, 05/21/2029 (C)	$813,678	$819,067
Series 2024-1A, Class A4 4.940%, 01/21/2031 (C)	153,000	155,404
Series 2024-2A, Class A3 5.330%, 11/20/2029 (C)	570,000	576,720
Series 2025-2A, Class A4 4.580%, 05/20/2031 (C)	484,000	491,635
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.070%, 01/15/2053 (C)	790,514	722,155
SoFi Professional Loan Program LLC Series 2021-B, Class AFX 1.140%, 02/15/2047 (C)	449,905	394,678
Synchrony Card Funding LLC Series 2025-A2, Class A 4.490%, 05/15/2031	823,000	832,864
Synchrony Card Issuance Trust Series 2025-A1, Class A 4.780%, 02/15/2031	891,000	906,557
T-Mobile US Trust
Series 2024-2A, Class A 4.250%, 05/21/2029 (C)	1,769,000	1,775,801
Series 2025-1A, Class A 4.740%, 11/20/2029 (C)	673,000	681,591
Series 2025-2A, Class A 4.340%, 04/22/2030 (C)	548,000	551,793
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A4 5.430%, 04/17/2028	378,000	384,771
Series 2025-B, Class A3 4.340%, 11/15/2029	137,000	138,116
USB Auto Owner Trust
Series 2025-1A, Class A3 4.490%, 06/17/2030 (C)	590,000	595,854
Series 2025-1A, Class A4 4.620%, 12/16/2030 (C)	176,000	179,084
Verizon Master Trust
Series 2023-4, Class A1A 5.160%, 06/20/2029	1,984,000	1,999,091
Series 2024-7, Class A 4.350%, 08/20/2032 (C)	1,198,000	1,209,037
Series 2025-2, Class A 4.940%, 01/20/2033 (C)	1,557,000	1,602,296
Series 2025-3, Class A1A 4.510%, 03/20/2030	1,408,000	1,419,696
Series 2025-4, Class A 4.760%, 03/21/2033 (C)	988,000	1,012,823
Volkswagen Auto Lease Trust Series 2025-B, Class A3 4.010%, 01/22/2029	1,526,000	1,528,097
Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A3 4.630%, 07/20/2029	387,000	391,471
World Financial Network Credit Card Master Trust Series 2024-A, Class A 5.470%, 02/15/2031	202,000	206,390
World Omni Auto Receivables Trust Series 2025-C, Class A4 4.190%, 11/17/2031	438,000	440,515
TOTAL ASSET-BACKED SECURITIES (Cost $66,042,813)		$66,048,522

42

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 3.2%
Short-term funds – 3.2%
John Hancock Collateral Trust, 4.0668% (F)(G)	168,685	$1,687,423
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.0784% (F)	24,176,600	24,176,600
TOTAL SHORT-TERM INVESTMENTS (Cost $25,864,042)		$25,864,023
Total Investments (Core Bond Trust) (Cost $809,754,064) – 101.1%		$809,688,224
Other assets and liabilities, net – (1.1%)		(8,756,818)
TOTAL NET ASSETS – 100.0%		$800,931,406
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $1,650,386.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 9-30-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Disciplined Value Emerging Markets Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 92.9%
Brazil - 6.0%
Embraer SA	293,900	$4,433,695
Hypera SA	64,000	273,328
Itau Unibanco Holding SA, ADR	201,207	1,476,859
Localiza Rent a Car SA	44,000	326,140
Rede D'Or Sao Luiz SA (A)	590,600	4,669,538
Sendas Distribuidora SA	323,600	578,221
Suzano SA	85,400	800,688
TIM SA	790,000	3,488,186
		16,046,655
Chile - 0.3%
Sociedad Quimica y Minera de Chile SA, ADR (B)(C)	18,573	798,268
China - 27.6%
AAC Technologies Holdings, Inc.	49,500	290,680
Alibaba Group Holding, Ltd.	47,500	1,062,295
BYD Company, Ltd., H Shares	17,000	240,290
Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Central China Management Company, Ltd. (B)(D)	113,732	$661
China Dili Group (B)(D)	190,600	11,316
China Huiyuan Juice Group, Ltd. (B)(D)	212,500	0
China Jushi Company, Ltd., Class A	793,517	1,936,063
China Taifeng Beddings Holdings, Ltd. (B)(D)	204,000	0
China Zhongwang Holdings, Ltd. (B)(D)	196,800	0
Contemporary Amperex Technology Company, Ltd., Class A	73,360	4,160,497
CT Environmental Group, Ltd. (B)(D)	164,000	0
Goldwind Science & Technology Company, Ltd., H Shares	990,800	1,783,461
Hangzhou Chang Chuan Technology Company, Ltd., Class A	74,000	1,038,926
Hongda Xingye Company, Ltd., Class A (B)(D)	28,900	648
J&T Global Express, Ltd. (B)	802,400	1,006,928
Jason Furniture Hangzhou Company, Ltd., Class A	679,800	2,887,272
JD Logistics, Inc. (A)(B)	418,500	703,104
JD.com, Inc., Class A	14,800	259,303
Lenovo Group, Ltd.	652,000	966,126
Muyuan Foods Company, Ltd., Class A	967,489	7,214,173
Pharmaron Beijing Company, Ltd., H Shares (A)	696,000	2,542,976
Qinghai Salt Lake Industry Company, Ltd., Class A (B)	612,853	1,798,076
Quectel Wireless Solutions Company, Ltd., Class A	57,900	858,060
Qunxing Paper Holdings Company, Ltd. (B)(D)	634,371	0
Satellite Chemical Company, Ltd., Class A	277,300	756,194
Silergy Corp.	35,000	298,081
STO Express Company, Ltd., Class A	414,700	1,043,867
Sunwoda Electronic Company, Ltd., Class A	300,400	1,432,332
Tencent Holdings, Ltd.	203,900	17,374,238
Tencent Holdings, Ltd., ADR	33,970	2,892,546
Tenwow International Holdings, Ltd. (B)(D)	121,000	0
Tongcheng Travel Holdings, Ltd.	1,480,000	4,372,025
Tongwei Company, Ltd., Class A (B)	282,400	886,189
Wens Foodstuff Group Company, Ltd., Class A	349,011	913,983
WuXi AppTec Company, Ltd., Class A	267,500	4,235,004
WuXi AppTec Company, Ltd., H Shares (A)	607,200	9,290,242
Yifeng Pharmacy Chain Company, Ltd., Class A	143,594	497,937
Yunnan Baiyao Group Company, Ltd., Class A	67,880	541,901
Yunnan Yuntianhua Company, Ltd., Class A	133,300	502,555
Zhejiang Glass Company, Ltd., H Shares (B)(D)	162,000	0
Zhejiang Jingxin Pharmaceutical Company, Ltd., Class A	125,800	366,285
		74,164,234
Colombia - 0.7%
Grupo Cibest SA, ADR	35,626	1,850,414

43

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece - 0.6%
Hellenic Telecommunications Organization SA	60,915	$1,153,571
OPAP SA	15,869	370,090
		1,523,661
Hong Kong - 5.5%
Anxin-China Holdings, Ltd. (B)(D)	1,648,000	0
Cathay Pacific Airways, Ltd.	180,000	242,113
CECEP COSTIN New Materials Group, Ltd. (B)(D)	348,000	0
China Fiber Optic Network System Group, Ltd. (B)(D)	150,800	0
China Lumena New Materials Corp. (B)(D)	50,900	0
China Resources Beer Holdings Company, Ltd.	688,500	2,422,407
Galaxy Entertainment Group, Ltd.	484,000	2,661,205
Geely Automobile Holdings, Ltd.	1,682,000	4,215,846
Hua Han Health Industry Holdings, Ltd. (B)(D)	880,000	0
Mingyuan Medicare Development Company, Ltd. (B)(D)	1,300,000	0
WH Group, Ltd. (A)	4,752,500	5,146,725
		14,688,296
India - 5.1%
Bajaj Auto, Ltd.	10,292	1,009,277
Bharti Airtel, Ltd.	111,460	2,363,095
Chambal Fertilisers & Chemicals, Ltd.	97,379	559,383
Chennai Super Kings Cricket, Ltd. (B)(D)	207,315	5,254
HDFC Bank, Ltd., ADR	147,736	5,046,662
Indus Towers, Ltd. (B)	126,069	488,826
Reliance Industries, Ltd.	124,048	1,905,353
Reliance Industries, Ltd., GDR (A)	8,777	536,136
Steel Authority of India, Ltd.	427,724	649,836
UPL, Ltd.	137,839	1,021,029
		13,584,851
Indonesia - 0.0%
Bakrie Telecom Tbk PT (B)(D)	17,557,300	0
Sri Rejeki Isman Tbk PT (B)(D)	1,260,900	0
Suryainti Permata Tbk PT (B)(D)	1,446,000	0
Truba Alam Manunggal Engineering PT (B)(D)	11,991,500	0
Waskita Karya Persero Tbk PT (B)(D)	596,656	4,339
		4,339
Ireland - 0.5%
PDD Holdings, Inc., ADR (B)	10,212	1,349,720
Israel - 0.1%
ICL Group, Ltd.	32,360	202,064
Japan - 0.2%
Suzuki Motor Corp.	45,600	663,885
Luxembourg - 4.0%
Millicom International Cellular SA	150,707	7,315,318
Zabka Group SA (B)	552,820	3,573,905
		10,889,223
Mexico - 8.0%
America Movil SAB de CV, ADR	196,809	4,132,989
America Movil SAB de CV, Series B	6,662,800	6,992,602
Cemex SAB de CV, ADR	55,026	494,684
Coca-Cola Femsa SAB de CV, ADR	8,340	693,054
Fibra Uno Administracion SA de CV	550,000	815,682
Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Genomma Lab Internacional SAB de CV, Class B	187,700	$196,991
Grupo Comercial Chedraui SA de CV	81,400	646,986
Grupo Financiero Banorte SAB de CV, Series O	533,900	5,362,177
Grupo KUO SAB de CV, Series B	42,698	108,415
Kimberly-Clark de Mexico SAB de CV, Class A	695,000	1,463,358
Organizacion Soriana SAB de CV, Series B (B)	178,000	242,990
Prologis Property Mexico SA de CV	65,800	269,473
Vista Energy SAB de CV, ADR (B)	4,726	162,574
		21,581,975
Peru - 3.5%
Credicorp, Ltd.	35,345	9,411,667
Philippines - 0.0%
Philtown Properties, Inc. (B)(D)	3,844	0
Phoenix Petroleum Philippines, Inc. (B)(D)	22,200	1,272
PNB Holdings Corp. (B)(D)	10,246	56
		1,328
Portugal - 0.1%
Jeronimo Martins SGPS SA	15,765	383,803
Russia - 0.0%
Gazprom PJSC, ADR (B)(D)	196,506	0
LUKOIL PJSC, ADR (B)(D)	16,379	0
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (B)(D)	1,686	0
RusHydro PJSC, ADR (B)(D)	52,278	0
VTB Bank PJSC, GDR (B)(D)	86,297	0
		0
Saudi Arabia - 0.6%
Al Rajhi Bank	31,642	904,176
Riyad Bank	61,457	445,613
SABIC Agri-Nutrients Company	6,580	209,275
		1,559,064
Singapore - 3.0%
DBS Group Holdings, Ltd.	193,800	7,685,677
Singapore Airlines, Ltd.	65,300	330,118
		8,015,795
South Africa - 1.2%
Absa Group, Ltd.	149,265	1,566,441
FirstRand, Ltd.	340,821	1,532,395
		3,098,836
South Korea - 10.1%
Coway Company, Ltd.	13,904	975,861
Dahaam E-Tec Company, Ltd. (B)(D)	2,630	65,420
Hana Financial Group, Inc.	30,586	1,901,682
Hyundai Mobis Company, Ltd.	14,343	3,051,543
Hyundai Rotem Company, Ltd.	3,483	544,465
Jeil Savings Bank (B)(D)	1,820	0
KB Financial Group, Inc., ADR	17,333	1,437,079
Korea Electric Power Corp.	58,282	1,503,720
Korean Air Lines Company, Ltd.	78,609	1,274,539
KT Corp.	14,894	536,824
KT Corp., ADR	34,144	665,808
Samsung Electro-Mechanics Company, Ltd.	14,553	2,009,103
Samsung Electronics Company, Ltd.	185,426	11,116,345
Samsung Electronics Company, Ltd., GDR (A)	654	981,936

44

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Fire & Marine Insurance Company, Ltd.	3,061	$985,279
		27,049,604
Taiwan - 9.4%
Eva Airways Corp.	181,000	227,006
Formosa Plastics Corp.	1,025,000	1,299,367
Globalwafers Company, Ltd.	129,000	1,986,058
Nan Ya Plastics Corp.	846,000	1,098,217
Nanya Technology Corp. (B)	331,000	798,027
Prodisc Technology, Inc. (B)(D)	762,000	0
Taiwan Kolin Company, Ltd. (B)(D)	327,000	0
Taiwan Semiconductor Manufacturing Company, Ltd.	350,000	15,203,235
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	13,226	3,693,890
Tripod Technology Corp.	78,000	771,970
Wintek Corp. (B)(D)	543,000	0
WT Microelectronics Company, Ltd.	66,000	305,432
		25,383,202
Thailand - 1.2%
Cal-Comp Electronics Thailand PCL	145,292	24,749
Com7 PCL, NVDR	1,482,800	1,179,881
CP ALL PCL, NVDR	519,600	757,344
Indorama Ventures PCL, NVDR	1,947,100	1,348,275
Polyplex Thailand PCL	14,000	4,713
Star Petroleum Refining PCL	100,000	14,758
		3,329,720
Turkey - 0.0%
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (B)(D)	54,846	0
Uzel Makina Sanayii AS (B)(D)	22,930	0
		0
United Arab Emirates - 1.9%
Abu Dhabi Commercial Bank PJSC	162,142	644,323
Abu Dhabi Islamic Bank PJSC	595,776	3,536,666
Emaar Properties PJSC	274,594	976,253
		5,157,242
United Kingdom - 2.8%
AngloGold Ashanti PLC	30,288	2,130,155
AngloGold Ashanti PLC (Johannesburg Stock Exchange)	40,430	2,822,982
Hikma Pharmaceuticals PLC	10,014	229,881
Pepco Group NV	324,353	2,316,228
		7,499,246
United States - 0.5%
Monolithic Power Systems, Inc.	1,222	1,125,022
Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
The Mosaic Company	8,814	$305,670
		1,430,692
TOTAL COMMON STOCKS (Cost $212,152,017)		$249,667,784
PREFERRED SECURITIES - 3.9%
Brazil - 1.4%
Banco Bradesco SA	481,700	1,601,066
Itau Unibanco Holding SA	302,300	2,219,148
		3,820,214
Colombia - 0.2%
Grupo Cibest SA	35,604	463,706
Philippines - 0.0%
Cebu Air, Inc., 6.000%	4,989	3,063
South Korea - 2.3%
Samsung Electronics Company, Ltd.	128,319	6,090,149
TOTAL PREFERRED SECURITIES (Cost $8,305,766)		$10,377,132
SHORT-TERM INVESTMENTS - 2.5%
Short-term funds - 2.5%
Fidelity Government Portfolio, Institutional Class, 4.0743% (E)	6,248,741	6,248,741
John Hancock Collateral Trust, 4.0668% (E)(F)	57,255	572,749
TOTAL SHORT-TERM INVESTMENTS (Cost $6,821,487)		$6,821,490
Total Investments (Disciplined Value Emerging Markets Equity Trust) (Cost $227,279,270) - 99.3%		$266,866,406
Other assets and liabilities, net - 0.7%		1,798,613
TOTAL NET ASSETS - 100.0%		$268,665,019
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $561,340.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 9-30-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Jeronimo Martins SGPS SA	EUR ESTR Compounded OIS + 0.35%	At Maturity	EUR	209,186	Dec 2027	HSBC	—	$(12,059)	$(12,059)
								—	$(12,059)	$(12,059)
45

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
EUR	Euro
Derivatives Abbreviations
ESTR	Euro Short-Term Rate
HSBC	HSBC Bank PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.4%
Australia - 1.8%
Rio Tinto, Ltd.	71,762	$5,788,536
Austria - 0.5%
ANDRITZ AG	23,791	1,678,524
Bermuda - 3.2%
Everest Group, Ltd.	12,512	4,382,078
Hiscox, Ltd.	315,627	5,825,778
		10,207,856
Brazil - 0.8%
Itau Unibanco Holding SA, ADR	337,423	2,476,685
Canada - 5.1%
Allied Gold Corp. (A)	112,695	1,969,349
Cenovus Energy, Inc.	127,748	2,169,063
Hammond Power Solutions, Inc. (B)	9,207	816,768
Kinross Gold Corp.	30,827	765,082
Nutrien, Ltd.	92,352	5,423,532
Teck Resources, Ltd., Class B	117,676	5,162,118
		16,305,912
China - 2.9%
Alibaba Group Holding, Ltd.	338,000	7,559,066
Tongcheng Travel Holdings, Ltd.	553,200	1,634,192
		9,193,258
Denmark - 3.2%
Danske Bank A/S	163,744	6,994,253
Novo Nordisk A/S, Class B	61,472	3,422,861
		10,417,114
Finland - 0.9%
Nordea Bank ABP (Nasdaq Stockholm Exchange)	183,130	3,010,718
France - 9.3%
Bureau Veritas SA	146,034	4,580,418
Capgemini SE	29,374	4,285,014
Eurazeo SE	24,579	1,625,139
Ipsen SA	13,204	1,772,988
Pernod Ricard SA	18,939	1,864,561
Rexel SA	92,165	3,034,376
Sanofi SA	40,449	3,830,285
SPIE SA	54,458	2,944,094
Vallourec SACA	305,098	5,823,641
		29,760,516
Germany - 1.4%
Infineon Technologies AG	36,509	1,432,257
Siemens AG	11,662	3,148,491
		4,580,748
Hong Kong - 2.3%
CK Hutchison Holdings, Ltd.	313,000	2,056,404
Prudential PLC	391,078	5,474,980
		7,531,384
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India - 1.3%
HDFC Bank, Ltd., ADR	119,218	$4,072,487
Ireland - 0.7%
AIB Group PLC	257,660	2,349,025
Italy - 3.3%
Enel SpA	608,403	5,765,569
Saipem SpA	1,627,658	4,711,853
		10,477,422
Japan - 16.2%
Asahi Group Holdings, Ltd.	168,900	2,024,930
Fuji Electric Company, Ltd.	79,500	5,329,181
Hirose Electric Company, Ltd.	15,700	1,953,045
Hitachi, Ltd.	122,200	3,237,453
IHI Corp.	77,700	1,447,106
Japan Post Insurance Company, Ltd.	20,700	586,659
Kyocera Corp.	259,900	3,491,416
Mitsubishi Chemical Group Corp. (B)	422,700	2,428,051
Mitsubishi Electric Corp.	178,600	4,587,114
Resona Holdings, Inc.	275,400	2,808,336
Sony Group Corp.	159,300	4,579,350
Sugi Holdings Company, Ltd.	107,300	2,587,407
Sumitomo Mitsui Financial Group, Inc.	229,000	6,442,424
Suzuken Company, Ltd.	64,100	2,519,266
Suzuki Motor Corp.	275,900	4,016,795
THK Company, Ltd.	43,800	1,209,126
Toyo Suisan Kaisha, Ltd.	38,100	2,721,849
Toyo Tire Corp.	9,100	241,601
		52,211,109
Luxembourg - 0.6%
Millicom International Cellular SA	37,108	1,801,222
Mexico - 2.0%
America Movil SAB de CV, ADR	122,181	2,565,801
Coca-Cola Femsa SAB de CV, ADR	46,896	3,897,058
		6,462,859
Netherlands - 5.4%
Euronext NV (C)	25,840	3,868,555
Heineken NV	98,667	7,726,538
IMCD NV	14,546	1,507,660
Prosus NV (A)	58,206	4,116,049
		17,218,802
Norway - 0.8%
Norsk Hydro ASA	389,076	2,645,374
South Korea - 9.6%
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	9,286	2,720,978
KB Financial Group, Inc.	30,078	2,482,513
KT Corp.	82,551	2,975,384
KT Corp., ADR	101,165	1,972,718
NAVER Corp.	35,550	6,821,570

46

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Electronics Company, Ltd.	150,020	$8,993,745
Samsung Fire & Marine Insurance Company, Ltd.	9,247	2,976,437
SK, Inc.	11,662	1,746,518
		30,689,863
Spain - 2.6%
Banco Bilbao Vizcaya Argentaria SA	279,417	5,384,279
Banco Santander SA	293,670	3,081,874
		8,466,153
Switzerland - 2.8%
Novartis AG	35,554	4,571,474
Sandoz Group AG	76,239	4,547,097
		9,118,571
United Kingdom - 19.7%
AstraZeneca PLC	39,882	6,109,962
Babcock International Group PLC	385,352	6,932,667
BAE Systems PLC	346,774	9,652,945
Beazley PLC	319,108	3,902,680
Diageo PLC	173,577	4,153,292
Endeavour Mining PLC	83,362	3,501,719
Hikma Pharmaceuticals PLC	230,701	5,295,974
IMI PLC	41,070	1,268,520
Informa PLC	212,535	2,632,519
NatWest Group PLC	606,405	4,283,251
Nomad Foods, Ltd. (B)	234,817	3,087,844
Shell PLC	87,061	3,102,940
The Weir Group PLC	252,049	9,297,409
		63,221,722
TOTAL COMMON STOCKS (Cost $259,995,458)		$309,685,860
SHORT-TERM INVESTMENTS - 3.0%
Short-term funds - 3.0%
Fidelity Government Portfolio, Institutional Class, 4.0740% (D)	7,816,285	7,816,285
John Hancock Collateral Trust, 4.0668% (D)(E)	199,892	1,999,599
TOTAL SHORT-TERM INVESTMENTS (Cost $9,815,968)		$9,815,884
Total Investments (Disciplined Value International Trust) (Cost $269,811,426) - 99.4%		$319,501,744
Other assets and liabilities, net - 0.6%		1,892,948
TOTAL NET ASSETS - 100.0%		$321,394,692
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $3,136,294. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $1,263,489 in the form of U.S. Treasuries was pledged to the fund.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 9-30-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.9%
Communication services – 6.2%
Diversified telecommunication services – 0.1%
Verizon Communications, Inc.	27,136	$1,192,627
Entertainment – 1.0%
The Walt Disney Company	73,087	8,368,462
Interactive media and services – 3.5%
Alphabet, Inc., Class A	56,338	13,695,768
Alphabet, Inc., Class C	43,718	10,647,519
Meta Platforms, Inc., Class A	7,226	5,306,630
		29,649,917
Media – 1.5%
Comcast Corp., Class A	132,191	4,153,441
News Corp., Class A	263,617	8,095,678
		12,249,119
Wireless telecommunication services – 0.1%
T-Mobile US, Inc.	4,580	1,096,360
		52,556,485
Consumer discretionary – 4.1%
Broadline retail – 1.5%
Amazon.com, Inc. (A)	59,184	12,995,031
Hotels, restaurants and leisure – 1.3%
Las Vegas Sands Corp.	198,847	10,695,980
Leisure products – 0.3%
Mattel, Inc. (A)	170,673	2,872,427
Specialty retail – 1.0%
The Home Depot, Inc.	19,824	8,032,487
		34,595,925
Consumer staples – 7.9%
Beverages – 0.1%
Keurig Dr. Pepper, Inc.	21,009	535,940
Consumer staples distribution and retail – 0.8%
Dollar General Corp.	20,134	2,080,849
Walmart, Inc.	44,032	4,537,938
		6,618,787
Food products – 1.0%
Conagra Brands, Inc.	108,534	1,987,258
Tyson Foods, Inc., Class A	113,649	6,171,141
		8,158,399
Household products – 3.8%
Colgate-Palmolive Company	118,577	9,479,045
Kimberly-Clark Corp.	108,498	13,490,641
The Procter & Gamble Company	60,371	9,276,004
		32,245,690
Personal care products – 1.0%
Kenvue, Inc.	530,852	8,615,728
Tobacco – 1.2%
Philip Morris International, Inc.	65,645	10,647,619
		66,822,163
Energy – 8.8%
Energy equipment and services – 0.6%
Schlumberger, Ltd.	148,602	5,107,451
Oil, gas and consumable fuels – 8.2%
Chevron Corp.	41,346	6,420,620
ConocoPhillips	120,842	11,430,445
EOG Resources, Inc.	26,004	2,915,568
EQT Corp.	64,203	3,494,569
Expand Energy Corp.	49,094	5,215,747
Exxon Mobil Corp.	91,950	10,367,363
Phillips 66	29,589	4,024,696
South Bow Corp. (B)	115,012	3,254,417

47

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
TC Energy Corp.	74,487	$4,052,838
The Williams Companies, Inc.	73,657	4,666,171
TotalEnergies SE	183,089	11,151,697
TotalEnergies SE, ADR (B)	29,915	1,785,626
		68,779,757
		73,887,208
Financials – 22.6%
Banks – 10.1%
Bank of America Corp.	245,727	12,677,056
Citigroup, Inc.	162,563	16,500,145
Fifth Third Bancorp	189,333	8,434,785
Huntington Bancshares, Inc.	517,264	8,933,149
JPMorgan Chase & Co.	51,470	16,235,182
U.S. Bancorp	200,478	9,689,102
Wells Fargo & Company	156,878	13,149,514
		85,618,933
Capital markets – 2.6%
Morgan Stanley	9,273	1,474,036
State Street Corp.	38,771	4,497,824
The Charles Schwab Corp.	169,980	16,227,991
		22,199,851
Financial services – 2.6%
Apollo Global Management, Inc.	15,201	2,025,837
Corebridge Financial, Inc.	100,035	3,206,122
Equitable Holdings, Inc.	211,669	10,748,552
Fiserv, Inc. (A)	37,404	4,822,498
Global Payments, Inc.	12,794	1,062,926
		21,865,935
Insurance – 7.3%
American International Group, Inc.	127,434	10,008,666
Chubb, Ltd.	37,061	10,460,467
Loews Corp.	91,701	9,205,863
MetLife, Inc.	224,167	18,464,631
The Allstate Corp.	26,154	5,613,956
The Hartford Insurance Group, Inc.	57,079	7,613,768
		61,367,351
		191,052,070
Health care – 12.9%
Biotechnology – 0.3%
Biogen, Inc. (A)	16,193	2,268,315
Health care equipment and supplies – 3.7%
Becton, Dickinson and Company	63,982	11,975,511
Medtronic PLC	79,857	7,605,581
Zimmer Biomet Holdings, Inc.	122,740	12,089,890
		31,670,982
Health care providers and services – 4.8%
Cardinal Health, Inc.	3,709	582,165
CVS Health Corp.	155,330	11,710,329
Elevance Health, Inc.	36,202	11,697,590
Humana, Inc.	4,766	1,239,970
The Cigna Group	27,398	7,897,474
UnitedHealth Group, Inc.	22,007	7,599,017
		40,726,545
Life sciences tools and services – 0.5%
Thermo Fisher Scientific, Inc.	8,710	4,224,524
Pharmaceuticals – 3.6%
AstraZeneca PLC, ADR	70,523	5,410,525
Bristol-Myers Squibb Company	75,849	3,420,790
Johnson & Johnson	19,565	3,627,742
Merck & Company, Inc.	74,915	6,287,616
Sanofi SA	35,705	3,381,048
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Sanofi SA, ADR	39,223	$1,851,326
Viatris, Inc.	631,711	6,253,939
		30,232,986
		109,123,352
Industrials – 13.2%
Aerospace and defense – 4.4%
General Electric Company	34,838	10,479,967
L3Harris Technologies, Inc.	50,849	15,529,793
The Boeing Company (A)	53,608	11,570,215
		37,579,975
Air freight and logistics – 0.7%
United Parcel Service, Inc., Class B	66,205	5,530,104
Electrical equipment – 0.7%
Rockwell Automation, Inc.	16,942	5,921,737
Ground transportation – 1.9%
CSX Corp.	237,916	8,448,397
Norfolk Southern Corp.	5,769	1,733,065
Union Pacific Corp.	24,112	5,699,353
		15,880,815
Industrial conglomerates – 1.5%
3M Company	11,526	1,788,605
Siemens AG	40,663	10,978,115
		12,766,720
Machinery – 3.0%
AGCO Corp.	34,312	3,673,786
Cummins, Inc.	10,699	4,518,937
Dover Corp.	10,366	1,729,360
Fortive Corp.	112,978	5,534,792
Stanley Black & Decker, Inc.	138,854	10,321,018
		25,777,893
Passenger airlines – 1.0%
Southwest Airlines Company	264,003	8,424,336
		111,881,580
Information technology – 9.2%
Electronic equipment, instruments and components – 0.5%
Ralliant Corp.	62,132	2,717,032
TE Connectivity PLC	6,437	1,413,115
		4,130,147
IT services – 0.6%
Accenture PLC, Class A	21,374	5,270,828
Semiconductors and semiconductor equipment – 4.8%
Advanced Micro Devices, Inc. (A)	27,274	4,412,660
Applied Materials, Inc.	31,250	6,398,125
Intel Corp. (A)	135,931	4,560,485
Qualcomm, Inc.	104,838	17,440,850
Texas Instruments, Inc.	42,010	7,718,497
		40,530,617
Software – 2.2%
Adobe, Inc. (A)	2,041	719,963
Microsoft Corp.	17,086	8,849,694
Salesforce, Inc.	38,337	9,085,869
		18,655,526
Technology hardware, storage and peripherals – 1.1%
Samsung Electronics Company, Ltd.	158,218	9,485,217
		78,072,335

48

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 3.1%
Chemicals – 1.2%
CF Industries Holdings, Inc.	113,689	$10,197,903
Containers and packaging – 1.5%
Avery Dennison Corp.	8,651	1,402,933
International Paper Company	235,421	10,923,534
		12,326,467
Paper and forest products – 0.4%
West Fraser Timber Company, Ltd. (B)	46,056	3,130,887
		25,655,257
Real estate – 3.7%
Industrial REITs – 0.6%
Rexford Industrial Realty, Inc.	129,550	5,325,801
Residential REITs – 1.5%
Equity Residential	178,448	11,550,939
Sun Communities, Inc.	11,505	1,484,145
		13,035,084
Specialized REITs – 1.6%
CubeSmart	5,343	217,246
Rayonier, Inc.	189,331	5,024,845
Weyerhaeuser Company	321,556	7,971,373
		13,213,464
		31,574,349
Utilities – 6.2%
Electric utilities – 3.5%
Alliant Energy Corp.	3,307	222,925
NextEra Energy, Inc.	91,674	6,920,470
PG&E Corp.	31,380	473,210
The Southern Company	191,149	18,115,191
Xcel Energy, Inc.	47,487	3,829,827
		29,561,623
Multi-utilities – 2.7%
Ameren Corp.	97,716	10,199,596
Dominion Energy, Inc.	74,174	4,537,224
Sempra	91,274	8,212,835
		22,949,655
		52,511,278
TOTAL COMMON STOCKS (Cost $675,265,532)		$827,732,002
PREFERRED SECURITIES – 0.9%
Consumer discretionary – 0.4%
Automobiles – 0.4%
Volkswagen AG	33,466	3,627,369
Industrials – 0.5%
Aerospace and defense – 0.5%
The Boeing Company, 6.000%	59,174	4,116,735
TOTAL PREFERRED SECURITIES (Cost $7,241,965)		$7,744,104
SHORT-TERM INVESTMENTS – 1.9%
Short-term funds – 1.9%
John Hancock Collateral Trust, 4.0668% (C)(D)	650,733	6,509,544
Equity Income Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.0784% (C)	3,010,206	$3,010,206
T. Rowe Price Government Reserve Fund, 4.1621% (C)	6,486,010	6,486,010
TOTAL SHORT-TERM INVESTMENTS (Cost $16,005,631)		$16,005,760
Total Investments (Equity Income Trust) (Cost $698,513,128) – 100.7%		$851,481,866
Other assets and liabilities, net – (0.7%)		(5,643,287)
TOTAL NET ASSETS – 100.0%		$845,838,579
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $6,289,717.
(C)	The rate shown is the annualized seven-day yield as of 9-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.4%
Financials – 99.4%
Banks – 47.6%
American Business Bank	29,712	$1,626,138
Bank of America Corp.	118,626	6,119,915
Bank of Ireland Group PLC	133,960	2,218,019
CaixaBank SA	202,556	2,139,379
Citigroup, Inc.	57,769	5,863,554
Citizens Financial Group, Inc.	82,266	4,373,261
Coastal Financial Corp. (A)	10,387	1,123,562
Columbia Banking System, Inc.	131,341	3,380,717
Dime Community Bancshares, Inc.	36,359	1,084,589
JPMorgan Chase & Co.	20,051	6,324,686
M&T Bank Corp.	21,040	4,157,925
Old National Bancorp	127,873	2,806,812
Pinnacle Financial Partners, Inc.	21,994	2,062,817
Popular, Inc.	21,891	2,780,376
Regions Financial Corp.	189,252	4,990,575
Renasant Corp.	23,297	859,426
Sumitomo Mitsui Trust Group, Inc.	95,300	2,765,988
Synovus Financial Corp.	62,030	3,044,432
Wells Fargo & Company	59,976	5,027,188
Zions Bancorp NA	48,094	2,721,159
		65,470,518
Capital markets – 22.7%
Ameriprise Financial, Inc.	3,928	1,929,630
Ares Management Corp., Class A	16,512	2,640,104
Intercontinental Exchange, Inc.	8,275	1,394,172
KKR & Company, Inc.	18,829	2,446,829
Marex Group PLC	51,455	1,729,917
Miami International Holdings, Inc. (A)(B)	12,982	522,655
Morgan Stanley	29,716	4,723,655
Nasdaq, Inc.	49,873	4,411,267
Partners Group Holding AG	1,608	2,103,924
The Carlyle Group, Inc.	66,775	4,186,793

49

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	6,354	$5,060,008
		31,148,954
Consumer finance – 4.8%
American Express Company	6,161	2,046,438
Capital One Financial Corp.	21,648	4,601,932
		6,648,370
Financial services – 5.8%
Equitable Holdings, Inc.	26,180	1,329,420
Mastercard, Inc., Class A	5,725	3,256,437
Visa, Inc., Class A	10,025	3,422,335
		8,008,192
Insurance – 18.5%
American Integrity Insurance Group, Inc. (A)	64,530	1,439,664
American International Group, Inc.	26,829	2,107,150
Aon PLC, Class A	11,082	3,951,620
Arthur J. Gallagher & Company	7,239	2,242,208
Bowhead Specialty Holdings, Inc. (A)	21,591	583,821
Chubb, Ltd.	8,697	2,454,728
Neptune Insurance Holdings Inc., Class A (A)	3,749	74,980
NN Group NV	43,266	3,051,012
Palomar Holdings, Inc. (A)	19,286	2,251,641
The Hartford Insurance Group, Inc.	28,543	3,807,351
Unum Group	44,814	3,485,633
		25,449,808
		136,725,842
TOTAL COMMON STOCKS (Cost $111,592,809)		$136,725,842
SHORT-TERM INVESTMENTS – 0.7%
Short-term funds – 0.7%
John Hancock Collateral Trust, 4.0668% (C)(D)	96,215	962,473
TOTAL SHORT-TERM INVESTMENTS (Cost $962,465)		$962,473
Total Investments (Financial Industries Trust) (Cost $112,555,274) – 100.1%		$137,688,315
Other assets and liabilities, net – (0.1%)		(175,253)
TOTAL NET ASSETS – 100.0%		$137,513,062
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $293,544.
(C)	The rate shown is the annualized seven-day yield as of 9-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $300,603.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%
Communication services – 11.4%
Entertainment – 2.0%
Liberty Media Corp.-Liberty Formula One, Series C (A)	506,534	$52,907,476
Interactive media and services – 9.4%
Alphabet, Inc., Class A	723,167	175,801,898
CarGurus, Inc. (A)	664,169	24,727,012
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Meta Platforms, Inc., Class A	60,312	$44,291,927
		244,820,837
		297,728,313
Consumer discretionary – 20.0%
Automobile components – 1.5%
Fox Factory Holding Corp. (A)	400,058	9,717,409
Mobileye Global, Inc., Class A (A)	2,076,454	29,319,530
		39,036,939
Broadline retail – 8.0%
Amazon.com, Inc. (A)	949,720	208,530,022
Hotels, restaurants and leisure – 2.2%
Las Vegas Sands Corp.	479,544	25,794,672
Vail Resorts, Inc.	213,743	31,969,541
		57,764,213
Household durables – 3.7%
Lennar Corp., Class A	771,131	97,193,351
Specialty retail – 3.9%
Avolta AG (A)	235,976	12,885,158
CarMax, Inc. (A)	701,251	31,465,132
Group 1 Automotive, Inc.	133,514	58,413,710
		102,764,000
Textiles, apparel and luxury goods – 0.7%
Canada Goose Holdings, Inc. (A)	1,356,760	18,709,720
		523,998,245
Consumer staples – 3.1%
Beverages – 1.6%
Anheuser-Busch InBev SA/NV, ADR	438,522	26,140,296
Diageo PLC, ADR	158,878	15,161,728
		41,302,024
Food products – 1.5%
Post Holdings, Inc. (A)	374,200	40,219,016
		81,521,040
Energy – 4.8%
Oil, gas and consumable fuels – 4.8%
Cheniere Energy, Inc.	415,808	97,706,564
Suncor Energy, Inc.	634,260	26,518,411
		124,224,975
Financials – 9.4%
Banks – 2.5%
First Hawaiian, Inc.	2,680,929	66,567,467
Capital markets – 6.9%
KKR & Company, Inc.	671,492	87,260,385
Morgan Stanley	169,197	26,895,555
S&P Global, Inc.	80,072	38,971,843
The Goldman Sachs Group, Inc.	33,747	26,874,423
		180,002,206
		246,569,673
Health care – 17.0%
Health care equipment and supplies – 6.4%
Becton, Dickinson and Company	137,104	25,661,756
GE HealthCare Technologies, Inc.	346,849	26,048,360
Hologic, Inc. (A)	1,288,981	86,993,328
Zimmer Biomet Holdings, Inc.	277,252	27,309,322
		166,012,766
Health care providers and services – 6.0%
Elevance Health, Inc.	204,774	66,166,575
McKesson Corp.	57,930	44,753,242

50

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	130,767	$45,153,845
		156,073,662
Life sciences tools and services – 3.5%
Avantor, Inc. (A)	2,819,027	35,181,457
Thermo Fisher Scientific, Inc.	118,790	57,615,526
		92,796,983
Pharmaceuticals – 1.1%
Elanco Animal Health, Inc. (A)	1,423,529	28,669,874
		443,553,285
Industrials – 4.6%
Electrical equipment – 1.4%
Regal Rexnord Corp.	254,925	36,566,442
Machinery – 1.0%
Fortive Corp.	504,046	24,693,214
Trading companies and distributors – 2.2%
United Rentals, Inc.	60,779	58,023,280
		119,282,936
Information technology – 25.9%
Semiconductors and semiconductor equipment – 8.4%
Analog Devices, Inc.	126,410	31,058,937
NVIDIA Corp.	551,637	102,924,431
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	192,510	53,766,118
Texas Instruments, Inc.	168,547	30,967,140
		218,716,626
Software – 14.1%
Adobe, Inc. (A)	121,403	42,824,908
Microsoft Corp.	257,022	133,124,545
Oracle Corp.	119,071	33,487,528
Roper Technologies, Inc.	52,134	25,998,704
Salesforce, Inc.	260,987	61,853,919
Workday, Inc., Class A (A)	301,037	72,468,637
		369,758,241
Technology hardware, storage and peripherals – 3.4%
Apple, Inc.	197,687	50,337,041
Samsung Electronics Company, Ltd.	651,380	39,050,429
		89,387,470
		677,862,337
Real estate – 3.8%
Real estate management and development – 0.4%
Five Point Holdings LLC, Class A (A)	1,762,744	10,805,621
Specialized REITs – 3.4%
American Tower Corp.	136,904	26,329,377
Crown Castle, Inc.	321,641	31,035,140
Millrose Properties, Inc., Class A	929,752	31,248,965
		88,613,482
		99,419,103
TOTAL COMMON STOCKS (Cost $1,862,405,507)		$2,614,159,907
SHORT-TERM INVESTMENTS – 0.0%
Short-term funds – 0.0%
John Hancock Collateral Trust, 4.0668% (B)(C)	12,109	121,126
TOTAL SHORT-TERM INVESTMENTS (Cost $121,133)		$121,126
Total Investments (Fundamental All Cap Core Trust) (Cost $1,862,526,640) – 100.0%		$2,614,281,033
Other assets and liabilities, net – (0.0%)		(1,117,673)
TOTAL NET ASSETS – 100.0%		$2,613,163,360
Fundamental All Cap Core Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-25.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.9%
Communication services – 7.3%
Interactive media and services – 4.1%
Alphabet, Inc., Class A	101,876	$24,766,056
Meta Platforms, Inc., Class A	12,813	9,409,611
		34,175,667
Media – 3.2%
Charter Communications, Inc., Class A (A)	17,813	4,900,445
Comcast Corp., Class A	696,066	21,870,394
		26,770,839
		60,946,506
Consumer discretionary – 7.1%
Automobile components – 0.8%
Mobileye Global, Inc., Class A (A)	476,255	6,724,721
Broadline retail – 0.7%
eBay, Inc.	66,718	6,068,002
Hotels, restaurants and leisure – 1.4%
Vail Resorts, Inc.	81,663	12,214,335
Household durables – 2.7%
Lennar Corp., Class A	177,739	22,402,224
Specialty retail – 0.4%
CarMax, Inc. (A)	67,916	3,047,391
Textiles, apparel and luxury goods – 1.1%
LVMH Moet Hennessy Louis Vuitton SE, ADR	75,005	9,173,862
		59,630,535
Consumer staples – 8.5%
Beverages – 2.7%
Anheuser-Busch InBev SA/NV, ADR	172,338	10,273,068
Heineken Holding NV	106,929	7,342,081
PepsiCo, Inc.	38,326	5,382,503
		22,997,652
Consumer staples distribution and retail – 3.4%
Walmart, Inc.	272,310	28,064,269
Food products – 2.4%
Danone SA	99,956	8,709,491
Post Holdings, Inc. (A)	105,112	11,297,438
		20,006,929
		71,068,850
Energy – 7.2%
Oil, gas and consumable fuels – 7.2%
Cheniere Energy, Inc.	157,154	36,928,043
Chevron Corp.	63,950	9,930,796
Suncor Energy, Inc.	325,395	13,604,765
		60,463,604
Financials – 17.0%
Banks – 6.1%
Bank of America Corp.	353,286	18,226,025
Citigroup, Inc.	123,607	12,546,111
JPMorgan Chase & Co.	33,964	10,713,265

51

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Company	118,128	$9,901,489
		51,386,890
Capital markets – 10.3%
KKR & Company, Inc.	169,416	22,015,609
Morgan Stanley	60,685	9,646,488
Nasdaq, Inc.	371,626	32,870,320
State Street Corp.	105,206	12,204,948
The Goldman Sachs Group, Inc.	11,366	9,051,314
		85,788,679
Consumer finance – 0.6%
American Express Company	16,060	5,334,490
		142,510,059
Health care – 18.9%
Biotechnology – 1.9%
Gilead Sciences, Inc.	106,409	11,811,399
Moderna, Inc. (A)	142,763	3,687,568
		15,498,967
Health care equipment and supplies – 3.1%
Hologic, Inc. (A)	382,975	25,846,983
Health care providers and services – 3.3%
Elevance Health, Inc.	85,652	27,675,874
Life sciences tools and services – 2.2%
Avantor, Inc. (A)	834,850	10,418,928
Danaher Corp.	39,126	7,757,121
		18,176,049
Pharmaceuticals – 8.4%
Elanco Animal Health, Inc. (A)	1,251,429	25,203,780
GSK PLC, ADR	485,927	20,972,609
Haleon PLC, ADR	800,500	7,180,485
Merck & Company, Inc.	69,129	5,801,997
Novartis AG, ADR	88,727	11,378,350
		70,537,221
		157,735,094
Industrials – 13.0%
Aerospace and defense – 4.4%
Airbus SE	46,957	10,965,676
L3Harris Technologies, Inc.	55,663	17,000,037
RTX Corp.	53,935	9,024,944
		36,990,657
Air freight and logistics – 0.9%
FedEx Corp.	31,304	7,381,796
Electrical equipment – 0.6%
Sensata Technologies Holding PLC	160,388	4,899,853
Machinery – 4.0%
Fortive Corp.	330,364	16,184,532
Parker-Hannifin Corp.	22,658	17,178,163
		33,362,695
Trading companies and distributors – 3.1%
United Rentals, Inc.	27,024	25,798,732
		108,433,733
Information technology – 15.8%
Electronic equipment, instruments and components – 1.7%
Ralliant Corp.	82,725	3,617,564
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Vontier Corp.	264,131	$11,085,578
		14,703,142
IT services – 0.7%
Cognizant Technology Solutions Corp., Class A	86,733	5,817,182
Semiconductors and semiconductor equipment – 1.4%
Analog Devices, Inc.	19,091	4,690,659
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	24,216	6,763,287
		11,453,946
Software – 9.4%
Adobe, Inc. (A)	30,608	10,796,972
Microsoft Corp.	54,055	27,997,787
Oracle Corp.	111,333	31,311,293
Salesforce, Inc.	34,616	8,203,992
		78,310,044
Technology hardware, storage and peripherals – 2.6%
Samsung Electronics Company, Ltd.	362,218	21,715,079
		131,999,393
Materials – 0.9%
Chemicals – 0.9%
LyondellBasell Industries NV, Class A	155,492	7,625,328
Real estate – 3.2%
Specialized REITs – 3.2%
Crown Castle, Inc.	274,387	26,475,602
TOTAL COMMON STOCKS (Cost $588,671,678)		$826,888,704
ESCROW CERTIFICATES - 0.0%
Sino-Forest Corp. (A)(B)	$3,244,100	0
TOTAL ESCROW CERTIFICATES (Cost $3)		$0
SHORT-TERM INVESTMENTS – 1.1%
Short-term funds – 1.1%
John Hancock Collateral Trust, 4.0668% (C)(D)	929,238	9,295,541
TOTAL SHORT-TERM INVESTMENTS (Cost $9,296,051)		$9,295,541
Total Investments (Fundamental Large Cap Value Trust) (Cost $597,967,732) – 100.0%		$836,184,245
Other assets and liabilities, net – 0.0%		275,996
TOTAL NET ASSETS – 100.0%		$836,460,241
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 9-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Global Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.5%
Belgium - 1.8%
Anheuser-Busch InBev SA/NV	89,476	$5,348,591
Denmark - 0.8%
DSV A/S	12,847	2,566,452

52

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France - 7.0%
Air Liquide SA	14,803	$3,084,311
LVMH Moet Hennessy Louis Vuitton SE	6,385	3,929,220
Publicis Groupe SA	30,403	2,925,789
Sanofi SA	47,694	4,516,344
Schneider Electric SE	13,746	3,869,127
TotalEnergies SE	48,547	2,956,937
		21,281,728
Germany - 5.0%
Deutsche Bank AG	180,502	6,392,634
Deutsche Telekom AG	122,516	4,174,064
Heidelberg Materials AG	20,366	4,603,659
		15,170,357
Hong Kong - 1.5%
Prudential PLC	329,952	4,619,230
Ireland - 5.5%
Accenture PLC, Class A	10,709	2,640,839
Medtronic PLC	64,695	6,161,552
Ryanair Holdings PLC, ADR	85,709	5,161,396
Smurfit WestRock PLC	64,185	2,732,355
		16,696,142
Japan - 8.4%
Asahi Group Holdings, Ltd.	442,000	5,299,105
Seven & i Holdings Company, Ltd.	196,100	2,631,351
Sony Financial Group, Inc. (A)	252,800	280,348
Sony Group Corp.	252,800	7,267,166
Sumitomo Mitsui Financial Group, Inc.	126,300	3,553,180
Sumitomo Mitsui Trust Group, Inc.	218,400	6,338,844
		25,369,994
Netherlands - 4.9%
Euronext NV (B)	17,145	2,566,810
ING Groep NV	316,825	8,305,828
Koninklijke Ahold Delhaize NV	99,616	4,030,920
		14,903,558
Switzerland - 3.3%
Chubb, Ltd.	20,176	5,694,676
SGS SA	41,916	4,355,903
		10,050,579
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	137,000	5,950,981
United Kingdom - 3.8%
Haleon PLC	1,191,238	5,360,784
National Grid PLC	428,443	6,156,152
		11,516,936
United States - 52.5%
Alphabet, Inc., Class A	18,255	4,437,791
Analog Devices, Inc.	18,279	4,491,150
Apple, Inc.	13,876	3,533,246
Arthur J. Gallagher & Company	12,749	3,948,875
AutoZone, Inc. (A)	1,438	6,169,365
Bank of America Corp.	134,188	6,922,759
Carrier Global Corp.	44,580	2,661,426
Cheniere Energy, Inc.	18,484	4,343,370
Citigroup, Inc.	63,550	6,450,325
Comcast Corp., Class A	87,118	2,737,248
ConocoPhillips	40,881	3,866,934
CRH PLC	59,571	7,142,563
CSX Corp.	186,117	6,609,015
Darden Restaurants, Inc.	14,202	2,703,493
DuPont de Nemours, Inc.	52,442	4,085,232
Emerson Electric Company	40,468	5,308,592
EQT Corp.	57,520	3,130,814
Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
GE HealthCare Technologies, Inc.	55,364	$4,157,836
Intercontinental Exchange, Inc.	32,153	5,417,137
L3Harris Technologies, Inc.	24,679	7,537,213
Lennar Corp., Class A	24,498	3,087,728
Lowe's Companies, Inc.	25,244	6,344,070
McKesson Corp.	10,226	7,899,994
Microsoft Corp.	17,874	9,257,839
Oracle Corp.	13,685	3,848,769
Philip Morris International, Inc.	27,131	4,400,648
Starbucks Corp.	33,438	2,828,855
The Walt Disney Company	38,582	4,417,639
TransUnion	54,603	4,574,639
U.S. Foods Holding Corp. (A)	54,048	4,141,158
United Rentals, Inc.	4,648	4,437,260
Wells Fargo & Company	95,803	8,030,207
		158,923,190
TOTAL COMMON STOCKS (Cost $241,696,021)		$292,397,738
PREFERRED SECURITIES - 1.9%
South Korea - 1.9%
Samsung Electronics Company, Ltd.	118,042	5,602,393
TOTAL PREFERRED SECURITIES (Cost $4,701,867)		$5,602,393
ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings Company LLC (A)(C)	$7,466,240	0
TOTAL ESCROW CERTIFICATES (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.9%
Short-term funds - 0.9%
Federated Government Obligations Fund, Institutional Class, 4.0114% (D)	2,847,245	2,847,245
TOTAL SHORT-TERM INVESTMENTS (Cost $2,847,245)		$2,847,245
Total Investments (Global Equity Trust) (Cost $249,245,133) - 99.3%		$300,847,376
Other assets and liabilities, net - 0.7%		2,117,216
TOTAL NET ASSETS - 100.0%		$302,964,592
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 9-30-25.
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.7%
Health care – 99.7%
Biotechnology – 46.7%
AbbVie, Inc.	32,882	$7,613,498
Abivax SA, ADR (A)	6,687	567,726
ACADIA Pharmaceuticals, Inc. (A)	7,600	162,184
Agios Pharmaceuticals, Inc. (A)	17,752	712,565
Akero Therapeutics, Inc. (A)	24,412	1,159,082
Alector, Inc. (A)	43,704	129,364
Alkermes PLC (A)	18,181	545,430

53

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Allogene Therapeutics, Inc. (A)	81,376	$100,906
Alnylam Pharmaceuticals, Inc. (A)	15,831	7,218,936
Annexon, Inc. (A)	22,109	67,432
Apogee Therapeutics, Inc. (A)	13,010	516,887
Arcellx, Inc. (A)	8,646	709,837
Argenx SE, ADR (A)	13,651	10,068,432
Ascendis Pharma A/S, ADR (A)	16,889	3,357,702
Aura Biosciences, Inc. (A)	10,426	64,433
Avidity Biosciences, Inc. (A)	52,894	2,304,592
Beam Therapeutics, Inc. (A)	24,779	601,386
BeOne Medicines, Ltd., ADR (A)	3,404	1,159,743
BeOne Medicines, Ltd., H Shares (A)	157,998	4,215,890
Bicara Therapeutics, Inc. (A)	29,778	470,195
Bicycle Therapeutics PLC, ADR (A)	25,602	198,159
Biogen, Inc. (A)	3,352	469,548
Biohaven, Ltd. (A)	22,946	344,419
Bridgebio Oncology Therapeutics, Inc. (A)	14,485	167,736
Bridgebio Pharma, Inc. (A)	7,500	389,550
Cabaletta Bio, Inc. (A)	2,887	6,756
Caris Life Sciences, Inc. (A)	24,932	754,193
Celcuity, Inc. (A)	10,839	535,447
Celldex Therapeutics, Inc. (A)	15,561	402,563
Centessa Pharmaceuticals PLC, ADR (A)	61,450	1,490,163
CG Oncology, Inc. (A)	19,744	795,288
Climb Bio, Inc. (A)	9,200	18,492
Crescent Biopharma, Inc. (A)	5,959	70,853
Cytokinetics, Inc. (A)	18,234	1,002,141
Denali Therapeutics, Inc. (A)	36,384	528,296
Dianthus Therapeutics, Inc. (A)	3,302	129,934
Disc Medicine, Inc. (A)	8,893	587,649
Entrada Therapeutics, Inc. (A)	11,625	67,425
Exact Sciences Corp. (A)	16,021	876,509
Generation Bio Company (A)	3,769	23,066
Gilead Sciences, Inc.	53,127	5,897,097
Ideaya Biosciences, Inc. (A)	6,339	172,484
Immatics NV (A)	11,800	100,536
Immuneering Corp., Class A (A)	17,357	121,499
Immunocore Holdings PLC, ADR (A)	19,369	703,676
Immunome, Inc. (A)	65,604	768,223
Incyte Corp. (A)	9,477	803,744
Insmed, Inc. (A)	46,572	6,706,834
Ionis Pharmaceuticals, Inc. (A)	19,250	1,259,335
Iovance Biotherapeutics, Inc. (A)	31,687	68,761
Janux Therapeutics, Inc. (A)	10,117	247,259
Kodiak Sciences, Inc. (A)	7,500	122,775
Krystal Biotech, Inc. (A)	6,206	1,095,545
Kymera Therapeutics, Inc. (A)	24,802	1,403,793
Kyverna Therapeutics, Inc. (A)	24,113	144,678
Madrigal Pharmaceuticals, Inc. (A)	1,706	782,474
Merus NV (A)	9,185	864,768
Mirum Pharmaceuticals, Inc. (A)	1,900	139,289
Monte Rosa Therapeutics, Inc. (A)	29,932	221,796
MoonLake Immunotherapeutics (A)	13,971	100,172
Natera, Inc. (A)	13,025	2,096,634
Neurocrine Biosciences, Inc. (A)	9,683	1,359,300
Newamsterdam Pharma Company NV (A)	2,900	82,476
Nuvalent, Inc., Class A (A)	10,180	880,366
ORIC Pharmaceuticals, Inc. (A)	25,630	307,560
Oruka Therapeutics, Inc. (A)	9,891	190,204
Praxis Precision Medicines, Inc. (A)	6,057	321,021
Prelude Therapeutics, Inc. (A)	17,428	25,096
Protagonist Therapeutics, Inc. (A)	20,042	1,331,390
Regeneron Pharmaceuticals, Inc.	6,059	3,406,794
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Relay Therapeutics, Inc. (A)	32,881	$171,639
Replimune Group, Inc. (A)	40,761	170,789
REVOLUTION Medicines, Inc. (A)	32,896	1,536,243
Rhythm Pharmaceuticals, Inc. (A)	7,878	795,599
Rocket Pharmaceuticals, Inc. (A)	23,535	76,724
Roivant Sciences, Ltd. (A)	44,415	671,999
Scholar Rock Holding Corp. (A)	41,151	1,532,463
Sensorion SA (A)	182,870	73,644
Sionna Therapeutics, Inc. (A)	4,726	138,992
Soleno Therapeutics, Inc. (A)	14,675	992,030
Spyre Therapeutics, Inc. (A)	14,141	237,003
Summit Therapeutics, Inc. (A)	68,527	1,415,768
Ultragenyx Pharmaceutical, Inc. (A)	15,246	458,600
uniQure NV (A)	12,327	719,527
United Therapeutics Corp. (A)	4,407	1,847,458
UroGen Pharma, Ltd. (A)	5,400	107,730
Vaxcyte, Inc. (A)	19,884	716,222
Vera Therapeutics, Inc. (A)	30,014	872,207
Verastem, Inc. (A)	9,100	80,353
Vertex Pharmaceuticals, Inc. (A)	13,377	5,238,968
Viridian Therapeutics, Inc. (A)	11,500	248,170
Voyager Therapeutics, Inc. (A)	15,964	74,552
Xencor, Inc. (A)	13,179	154,590
Zai Lab, Ltd., ADR (A)	17,391	589,381
		101,250,637
Health care equipment and supplies – 14.9%
Beta Bionics, Inc. (A)	7,125	141,574
Boston Scientific Corp. (A)	53,962	5,268,310
DexCom, Inc. (A)	7,526	506,425
IDEXX Laboratories, Inc. (A)	2,228	1,423,447
Intuitive Surgical, Inc. (A)	23,215	10,382,444
Kestra Medical Technologies, Ltd. (A)	11,456	272,195
Orchestra BioMed Holdings, Inc. (A)	13,354	33,118
Penumbra, Inc. (A)	11,805	2,990,443
PROCEPT BioRobotics Corp. (A)	11,288	402,869
Sonova Holding AG	3,406	934,287
Stryker Corp.	27,071	10,007,337
		32,362,449
Health care providers and services – 14.9%
Alignment Healthcare, Inc. (A)	34,030	593,824
BrightSpring Health Services, Inc. (A)	49,634	1,467,181
Cardinal Health, Inc.	8,584	1,347,345
Cencora, Inc.	5,251	1,641,095
Centene Corp. (A)	6,400	228,352
CVS Health Corp.	29,671	2,236,897
Elevance Health, Inc.	6,740	2,177,829
Encompass Health Corp.	6,760	858,655
GeneDx Holdings Corp. (A)	2,730	294,130
Guardant Health, Inc. (A)	23,937	1,495,584
HCA Healthcare, Inc.	4,690	1,998,878
Hims & Hers Health, Inc. (A)	2,600	147,472
McKesson Corp.	660	509,876
Molina Healthcare, Inc. (A)	2,754	527,005
Quest Diagnostics, Inc.	8,512	1,622,217
RadNet, Inc. (A)	3,000	228,630
Tenet Healthcare Corp. (A)	12,106	2,458,002
The Cigna Group	12,512	3,606,584
UnitedHealth Group, Inc.	25,907	8,945,687
		32,385,243
Health care technology – 0.8%
Heartflow, Inc. (A)	9,606	323,338

54

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Veeva Systems, Inc., Class A (A)	4,343	$1,293,823
		1,617,161
Life sciences tools and services – 7.8%
Bio-Rad Laboratories, Inc., Class A (A)	1,234	346,001
Bio-Techne Corp.	5,800	322,654
Danaher Corp.	27,272	5,406,947
Ginkgo Bioworks Holdings, Inc. (A)	1,971	28,737
ICON PLC (A)	2,228	389,900
IQVIA Holdings, Inc. (A)	3,659	694,990
Repligen Corp. (A)	2,400	320,808
Revvity, Inc.	8,058	706,284
Tempus AI, Inc. (A)	4,477	361,339
Thermo Fisher Scientific, Inc.	17,086	8,287,052
Waters Corp. (A)	400	119,924
		16,984,636
Pharmaceuticals – 14.6%
AstraZeneca PLC, ADR	66,786	5,123,822
Axsome Therapeutics, Inc. (A)	5,249	637,491
Chugai Pharmaceutical Company, Ltd.	14,800	656,150
Crinetics Pharmaceuticals, Inc. (A)	26,745	1,113,929
Eisai Company, Ltd.	6,400	216,210
Eli Lilly & Company	24,753	18,886,536
Enliven Therapeutics, Inc. (A)	7,160	146,565
LB Pharmaceuticals, Inc. (A)	4,390	69,318
LENZ Therapeutics, Inc. (A)	3,800	177,004
MBX Biosciences, Inc. (A)	21,168	370,440
MediWound, Ltd. (A)	6,487	116,896
Merck & Company, Inc.	6,700	562,331
Pharvaris NV (A)	14,975	373,626
Rapport Therapeutics, Inc. (A)	19,989	593,673
Royalty Pharma PLC, Class A	14,388	507,609
Sanofi SA, ADR	25,926	1,223,707
Structure Therapeutics, Inc., ADR (A)	6,977	195,356
Tarsus Pharmaceuticals, Inc. (A)	7,834	465,575
WaVe Life Sciences, Ltd. (A)	24,968	182,766
		31,619,004
		216,219,130
TOTAL COMMON STOCKS (Cost $185,684,452)		$216,219,130
PREFERRED SECURITIES – 0.3%
Health care – 0.3%
Life sciences tools and services – 0.3%
Sartorius AG	2,085	487,424
TOTAL PREFERRED SECURITIES (Cost $509,599)		$487,424
CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Immunocore Holdings PLC 2.500%, 02/01/2030	$277,000	249,660
TOTAL CONVERTIBLE BONDS (Cost $277,000)		$249,660
WARRANTS – 0.0%
GeneDx Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $379.50) (A)	4,862	533
Revolution Medicines, Inc. (Expiration Date: 12-17-26; Strike Price: $11.50) (A)	4,502	1,351
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,050	80
TOTAL WARRANTS (Cost $29,139)		$1,964
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.4%
Short-term funds – 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.0784% (B)	660,003	$660,003
T. Rowe Price Government Reserve Fund, 4.1621% (B)	221,754	221,754
TOTAL SHORT-TERM INVESTMENTS (Cost $881,757)		$881,757
Total Investments (Health Sciences Trust) (Cost $187,381,947) – 100.5%		$217,839,935
Other assets and liabilities, net – (0.5%)		(1,019,960)
TOTAL NET ASSETS – 100.0%		$216,819,975
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-25.
High Yield Trust
	Shares or Principal Amount	Value
CORPORATE BONDS – 93.6%
Communication services – 16.3%
Altice Financing SA
5.750%, 08/15/2029 (A)	$468,000	$352,170
9.625%, 07/15/2027 (A)(B)	607,000	546,300
Altice France Holding SA 10.500%, 05/15/2027 (A)(C)	598,000	212,396
Altice France SA
5.500%, 10/15/2029 (A)	572,000	494,744
8.125%, 02/01/2027 (A)(B)(C)	542,000	515,830
AMC Entertainment Holdings, Inc. 7.500%, 02/15/2029 (A)	209,000	180,756
ANGI Group LLC 3.875%, 08/15/2028 (A)	366,000	343,985
Arches Buyer, Inc. 6.125%, 12/01/2028 (A)(B)	301,000	295,066
Cars.com, Inc. 6.375%, 11/01/2028 (A)	395,000	393,398
CCO Holdings LLC
4.250%, 02/01/2031 (A)	476,000	438,506
4.500%, 08/15/2030 (A)	991,000	935,915
5.125%, 05/01/2027 (A)	348,000	345,663
5.375%, 06/01/2029 (A)	1,212,000	1,203,918
6.375%, 09/01/2029 (A)	634,000	642,709
7.375%, 03/01/2031 (A)(B)	854,000	881,144
Cinemark USA, Inc. 7.000%, 08/01/2032 (A)	125,000	129,919
Clear Channel Outdoor Holdings, Inc. 7.125%, 02/15/2031 (A)	173,000	178,822
Connect Finco SARL 9.000%, 09/15/2029 (A)	199,000	209,230
CSC Holdings LLC 6.500%, 02/01/2029 (A)	633,000	467,835
CSC Holdings LLC 11.750%, 01/31/2029 (A)	560,000	470,929
Directv Financing LLC 10.000%, 02/15/2031 (A)	782,000	780,852
DISH DBS Corp.
5.125%, 06/01/2029	227,000	194,124
5.250%, 12/01/2026 (A)(B)	263,000	258,422
5.750%, 12/01/2028 (A)	228,000	218,570
DISH Network Corp. 11.750%, 11/15/2027 (A)	771,000	815,916

55

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
GCI LLC 4.750%, 10/15/2028 (A)	$963,000	$935,844
Gray Media, Inc.
4.750%, 10/15/2030 (A)(B)	153,000	117,236
7.250%, 08/15/2033 (A)	174,000	172,426
10.500%, 07/15/2029 (A)	209,000	225,981
iHeartCommunications, Inc. 10.875%, 05/01/2030 (A)	773,000	525,258
Level 3 Financing, Inc.
6.875%, 06/30/2033 (A)	1,039,000	1,058,928
7.000%, 03/31/2034 (A)	682,000	693,805
Light & Wonder International, Inc. 6.250%, 10/01/2033 (A)	558,000	558,949
Live Nation Entertainment, Inc. 4.750%, 10/15/2027 (A)	890,000	884,111
Match Group Holdings II LLC
5.625%, 02/15/2029 (A)	738,000	735,948
6.125%, 09/15/2033 (A)	508,000	512,463
Maya SAS 7.000%, 04/15/2032 (A)	338,000	344,694
McClatchy Media Company LLC 11.000%, (11.000% Cash or 12.500% PIK), 12/01/2031 (A)	1,670,917	1,867,250
Playtika Holding Corp. 4.250%, 03/15/2029 (A)	879,000	806,984
ROBLOX Corp. 3.875%, 05/01/2030 (A)	598,000	570,405
Scripps Escrow II, Inc. 5.375%, 01/15/2031 (A)(B)	327,000	228,804
Sirius XM Radio LLC
4.000%, 07/15/2028 (A)	772,000	745,964
5.500%, 07/01/2029 (A)	646,000	646,149
Snap, Inc. 6.875%, 03/01/2033 (A)	498,000	509,005
SoftBank Group Corp. 6.875%, (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%), 07/19/2027 (D)	728,000	733,460
Stagwell Global LLC 5.625%, 08/15/2029 (A)	645,000	626,565
The EW Scripps Company 9.875%, 08/15/2030 (A)	68,000	63,827
Univision Communications, Inc.
8.500%, 07/31/2031 (A)	662,000	683,609
9.375%, 08/01/2032 (A)	185,000	197,148
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)	430,000	399,387
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	652,000	644,629
WarnerMedia Holdings, Inc. 4.279%, 03/15/2032 (B)	1,572,000	1,440,345
Windstream Services LLC
7.500%, 10/15/2033 (A)	280,000	279,924
8.250%, 10/01/2031 (A)	438,000	453,714
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	697,000	561,029
		29,730,960
Consumer discretionary – 16.2%
Affinity Interactive 6.875%, 12/15/2027 (A)	669,000	381,330
Amer Sports Company 6.750%, 02/16/2031 (A)	417,000	433,358
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
American Axle & Manufacturing, Inc.
6.375%, 10/15/2032 (A)	$69,000	$68,884
7.750%, 10/15/2033 (A)	278,000	280,167
Asbury Automotive Group, Inc. 5.000%, 02/15/2032 (A)	684,000	656,799
Beach Acquisition Bidco LLC 10.000%, (10.000% Cash or 10.750% PIK), 07/15/2033 (A)	284,000	306,340
Boyd Gaming Corp. 4.750%, 06/15/2031 (A)(B)	510,000	491,643
Brightstar Lottery PLC 6.250%, 01/15/2027 (A)	550,000	555,172
Caesars Entertainment, Inc.
6.500%, 02/15/2032 (A)	1,631,000	1,663,600
7.000%, 02/15/2030 (A)	983,000	1,011,121
Carnival Corp.
5.125%, 05/01/2029 (A)	520,000	520,000
5.875%, 06/15/2031 (A)	546,000	559,510
Choice Hotels International, Inc. 5.850%, 08/01/2034	725,000	741,487
Clarios Global LP
6.750%, 05/15/2028 (A)	445,000	454,829
6.750%, 09/15/2032 (A)	137,000	140,036
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(C)	3,600,425	360
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)(B)	543,000	503,933
Group 1 Automotive, Inc.
4.000%, 08/15/2028 (A)	470,000	456,751
6.375%, 01/15/2030 (A)	269,000	275,196
Hilton Grand Vacations Borrower LLC
4.875%, 07/01/2031 (A)(B)	600,000	559,945
6.625%, 01/15/2032 (A)	655,000	665,253
Jacobs Entertainment, Inc. 6.750%, 02/15/2029 (A)	462,000	451,009
KB Home
4.000%, 06/15/2031	603,000	566,291
7.250%, 07/15/2030	286,000	294,921
Kohl's Corp.
5.125%, 05/01/2031	324,000	255,782
10.000%, 06/01/2030 (A)	476,000	517,572
Liberty Interactive LLC 8.250%, 02/01/2030	1,088,000	146,880
Lindblad Expeditions LLC 7.000%, 09/15/2030 (A)	186,000	189,588
Lithia Motors, Inc.
3.875%, 06/01/2029 (A)	735,000	702,024
4.375%, 01/15/2031 (A)	396,000	376,048
Macy's Retail Holdings LLC
5.875%, 03/15/2030 (A)(B)	183,000	182,825
7.375%, 08/01/2033 (A)(B)	373,000	388,936
Marriott Ownership Resorts, Inc. 4.500%, 06/15/2029 (A)(B)	775,000	747,837
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (A)	657,000	638,670
New Red Finance, Inc. 3.875%, 01/15/2028 (A)	560,000	546,587
Newell Brands, Inc.
6.375%, 09/15/2027	709,000	718,668
8.500%, 06/01/2028 (A)	917,000	969,944
Nissan Motor Acceptance Company LLC
5.625%, 09/29/2028 (A)	351,000	351,226
7.050%, 09/15/2028 (A)	445,000	463,329
Nissan Motor Company, Ltd.
7.500%, 07/17/2030 (A)	431,000	452,333

56

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Nissan Motor Company, Ltd. (continued)
7.750%, 07/17/2032 (A)	$205,000	$216,944
Nordstrom, Inc. 4.250%, 08/01/2031	621,000	564,078
PetSmart LLC
7.500%, 09/15/2032 (A)	433,000	433,644
10.000%, 09/15/2033 (A)	273,000	275,500
QVC, Inc. 6.875%, 04/15/2029 (A)	534,000	288,617
Rakuten Group, Inc.
6.250%, (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%), 04/22/2031 (A)(D)	244,000	235,013
8.125%, (8.125% to 12-15-29, then 5 Year CMT + 4.250%), 12/15/2029 (A)(D)	220,000	228,689
11.250%, 02/15/2027 (A)	380,000	411,861
Resorts World Las Vegas LLC 8.450%, 07/27/2030 (A)	600,000	609,561
Sabre GLBL, Inc.
8.625%, 06/01/2027 (A)(B)	205,000	207,936
10.750%, 11/15/2029 (A)	470,000	454,207
11.125%, 07/15/2030 (A)	452,000	437,739
Saks Global Enterprises LLC
11.000%, 12/15/2029 (A)	118,000	41,890
11.000%, 12/15/2029 (A)	236,000	120,360
SGUS LLC 11.000%, 12/15/2029 (A)	152,327	143,595
Sotheby's 7.375%, 10/15/2027 (A)	633,000	631,216
The Goodyear Tire & Rubber Company
5.000%, 07/15/2029 (B)	236,000	227,899
5.250%, 07/15/2031	151,000	141,843
The Michaels Companies, Inc. 7.875%, 05/01/2029 (A)	484,000	404,140
Valvoline, Inc. 3.625%, 06/15/2031 (A)	314,000	287,909
Wand NewCo 3, Inc. 7.625%, 01/30/2032 (A)	297,000	312,925
Wayfair LLC
7.250%, 10/31/2029 (A)	116,000	119,601
7.750%, 09/15/2030 (A)	641,000	672,246
Whirlpool Corp. 6.125%, 06/15/2030	537,000	541,206
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (A)	565,000	551,548
ZF North America Capital, Inc.
6.750%, 04/23/2030 (A)	555,000	541,613
6.875%, 04/14/2028 (A)	550,000	557,609
7.500%, 03/24/2031 (A)	357,000	354,569
		29,700,142
Consumer staples – 3.9%
Albertsons Companies, Inc. 6.500%, 02/15/2028 (A)	535,000	543,431
Edgewell Personal Care Company
4.125%, 04/01/2029 (A)	486,000	462,260
5.500%, 06/01/2028 (A)	552,000	550,819
Froneri Lux FinCo SARL 6.000%, 08/01/2032 (A)	1,745,000	1,747,093
HLF Financing Sarl LLC 12.250%, 04/15/2029 (A)	177,000	192,009
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030 (A)	588,000	564,611
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Opal Bidco SAS 6.500%, 03/31/2032 (A)	$613,000	$628,169
Performance Food Group, Inc. 4.250%, 08/01/2029 (A)	578,000	561,461
Post Holdings, Inc.
5.500%, 12/15/2029 (A)	285,000	283,862
6.375%, 03/01/2033 (A)	462,000	466,301
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	379,000	363,335
US Foods, Inc.
4.750%, 02/15/2029 (A)	470,000	462,972
5.750%, 04/15/2033 (A)	372,000	373,948
		7,200,271
Energy – 10.9%
Antero Midstream Partners LP
5.375%, 06/15/2029 (A)	647,000	644,629
5.750%, 10/15/2033 (A)	173,000	172,233
Archrock Partners LP
6.250%, 04/01/2028 (A)	176,000	176,243
6.625%, 09/01/2032 (A)	627,000	643,165
Ascent Resources Utica Holdings LLC 5.875%, 06/30/2029 (A)(B)	586,000	584,794
Blue Racer Midstream LLC 7.000%, 07/15/2029 (A)	200,000	207,386
Buckeye Partners LP
6.750%, 02/01/2030 (A)	179,000	185,918
6.875%, 07/01/2029 (A)	382,000	395,894
Civitas Resources, Inc.
8.750%, 07/01/2031 (A)	570,000	583,971
9.625%, 06/15/2033 (A)	347,000	366,504
CNX Resources Corp. 6.000%, 01/15/2029 (A)	457,000	457,187
Crescent Energy Finance LLC 8.375%, 01/15/2034 (A)	878,000	889,587
Delek Logistics Partners LP 7.125%, 06/01/2028 (A)	363,000	364,175
Excelerate Energy LP 8.000%, 05/15/2030 (A)	470,000	500,300
Genesis Energy LP
8.000%, 05/15/2033	453,000	473,815
8.250%, 01/15/2029	495,000	516,243
Global Partners LP 7.125%, 07/01/2033 (A)	186,000	190,647
Hilcorp Energy I LP
5.750%, 02/01/2029 (A)	383,000	377,293
6.000%, 04/15/2030 (A)	358,000	351,824
Howard Midstream Energy Partners LLC
6.625%, 01/15/2034 (A)	154,000	157,015
7.375%, 07/15/2032 (A)	199,000	206,567
Kinetik Holdings LP 6.625%, 12/15/2028 (A)	178,000	182,703
Kodiak Gas Services LLC 6.500%, 10/01/2033 (A)	242,000	246,399
Long Ridge Energy LLC 8.750%, 02/15/2032 (A)	423,000	434,805
Northern Oil & Gas, Inc. 7.875%, 10/15/2033 (A)	104,000	103,589
Parkland Corp.
4.625%, 05/01/2030 (A)	185,000	179,869
5.875%, 07/15/2027 (A)	635,000	634,465
Permian Resources Operating LLC 7.000%, 01/15/2032 (A)	485,000	503,012
Rockies Express Pipeline LLC 6.750%, 03/15/2033 (A)	535,000	558,441

57

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
SESI LLC 7.875%, 09/30/2030 (A)	$173,000	$173,000
SM Energy Company 7.000%, 08/01/2032 (A)	539,000	539,416
South Bow Canadian Infrastructure Holdings, Ltd. 7.500%, (7.500% to 3-1-35, then 5 Year CMT + 3.667%), 03/01/2055	352,000	373,776
Sunoco LP
4.500%, 04/30/2030	384,000	369,733
5.625%, 03/15/2031 (A)	229,000	227,311
5.875%, 03/15/2034 (A)	400,000	396,537
6.000%, 04/15/2027	452,000	451,830
Transocean International, Ltd. 7.875%, 10/15/2032 (A)	69,000	69,000
USA Compression Partners LP
6.250%, 10/01/2033 (A)	262,000	263,002
6.875%, 09/01/2027	350,000	349,921
7.125%, 03/15/2029 (A)	184,000	189,764
Valaris, Ltd. 8.375%, 04/30/2030 (A)	180,000	186,812
Venture Global Calcasieu Pass LLC 6.250%, 01/15/2030 (A)	445,000	463,935
Venture Global LNG, Inc.
7.000%, 01/15/2030 (A)(B)	531,000	549,460
9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (A)(D)	1,954,000	1,936,566
9.500%, 02/01/2029 (A)	812,000	894,844
Venture Global Plaquemines LNG LLC
6.500%, 01/15/2034 (A)	213,000	224,216
7.500%, 05/01/2033 (A)	866,000	956,939
		19,904,735
Financials – 10.5%
Acrisure LLC
7.500%, 11/06/2030 (A)	590,000	614,633
8.500%, 06/15/2029 (A)	346,000	363,249
Alliant Holdings Intermediate LLC
6.750%, 04/15/2028 (A)	400,000	407,090
7.000%, 01/15/2031 (A)	536,000	553,810
7.375%, 10/01/2032 (A)	446,000	459,573
Amynta Agency Borrower, Inc. 7.500%, 07/15/2033 (A)	62,000	63,466
Baldwin Insurance Group Holdings LLC 7.125%, 05/15/2031 (A)	242,000	251,208
Blackstone Mortgage Trust, Inc. 7.750%, 12/01/2029 (A)	614,000	647,815
Block, Inc.
3.500%, 06/01/2031	814,000	757,527
5.625%, 08/15/2030 (A)	397,000	402,232
6.000%, 08/15/2033 (A)	317,000	324,621
Boost Newco Borrower LLC 7.500%, 01/15/2031 (A)	378,000	401,018
Brookfield Finance, Inc. 6.300%, (6.300% to 1-15-35, then 5 Year CMT + 2.076%), 01/15/2055 (B)	380,000	376,758
Credit Acceptance Corp. 6.625%, 03/15/2030 (A)	299,000	299,496
CrossCountry Intermediate HoldCo LLC 6.500%, 10/01/2030 (A)	176,000	176,648
Focus Financial Partners LLC 6.750%, 09/15/2031 (A)	826,000	845,921
Freedom Mortgage Corp. 12.250%, 10/01/2030 (A)	768,000	856,736
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Freedom Mortgage Holdings LLC 7.875%, 04/01/2033 (A)	$182,000	$187,492
Global Atlantic Financial Company 7.950%, (7.950% to 10-15-29, then 5 Year CMT + 3.608%), 10/15/2054 (A)	522,000	552,322
goeasy, Ltd. 7.375%, 10/01/2030 (A)	607,000	610,044
Howden UK Refinance PLC 7.250%, 02/15/2031 (A)	390,000	401,533
HUB International, Ltd.
7.250%, 06/15/2030 (A)	678,000	707,090
7.375%, 01/31/2032 (A)	441,000	459,231
Nationstar Mortgage Holdings, Inc. 6.500%, 08/01/2029 (A)	540,000	553,980
OneMain Finance Corp.
6.125%, 05/15/2030	737,000	746,349
6.500%, 03/15/2033	599,000	599,946
6.750%, 03/15/2032	179,000	182,315
7.875%, 03/15/2030	1,105,000	1,169,261
Osaic Holdings, Inc.
6.750%, 08/01/2032 (A)	265,000	273,702
8.000%, 08/01/2033 (A)	35,000	36,274
Panther Escrow Issuer LLC 7.125%, 06/01/2031 (A)	596,000	619,910
PennyMac Financial Services, Inc.
6.750%, 02/15/2034 (A)	352,000	359,070
6.875%, 05/15/2032 (A)	297,000	307,751
PHH Escrow Issuer LLC 9.875%, 11/01/2029 (A)	185,000	187,521
Popular, Inc. 7.250%, 03/13/2028 (B)	609,000	636,253
Rocket Companies, Inc.
6.125%, 08/01/2030 (A)	1,606,000	1,648,270
6.375%, 08/01/2033 (A)	383,000	395,300
Starwood Property Trust, Inc.
5.250%, 10/15/2028 (A)	375,000	375,109
5.750%, 01/15/2031 (A)	208,000	207,871
Walker & Dunlop, Inc. 6.625%, 04/01/2033 (A)	257,000	262,820
		19,281,215
Health care – 6.6%
Acadia Healthcare Company, Inc. 7.375%, 03/15/2033 (A)(B)	545,000	565,813
AdaptHealth LLC 4.625%, 08/01/2029 (A)	667,000	630,509
AMN Healthcare, Inc.
4.000%, 04/15/2029 (A)(B)	500,000	471,532
6.500%, 01/15/2031 (A)	244,000	244,754
Bausch Health Companies, Inc. 10.000%, 04/15/2032 (A)	1,258,000	1,289,515
DaVita, Inc.
3.750%, 02/15/2031 (A)	619,000	566,941
4.625%, 06/01/2030 (A)	779,000	746,585
Endo Finance Holdings, Inc. 8.500%, 04/15/2031 (A)(B)	764,000	819,672
HealthEquity, Inc. 4.500%, 10/01/2029 (A)	765,000	741,763
IQVIA, Inc. 6.500%, 05/15/2030 (A)	600,000	620,093
Medline Borrower LP
5.250%, 10/01/2029 (A)	1,071,000	1,061,739
6.250%, 04/01/2029 (A)	1,156,000	1,185,368
Organon & Company 4.125%, 04/30/2028 (A)	764,000	738,133

58

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Raven Acquisition Holdings LLC 6.875%, 11/15/2031 (A)	$294,000	$302,134
Tenet Healthcare Corp.
4.375%, 01/15/2030	445,000	432,783
5.125%, 11/01/2027	400,000	399,266
6.750%, 05/15/2031	429,000	444,135
Varex Imaging Corp. 7.875%, 10/15/2027 (A)	703,000	715,836
		11,976,571
Industrials – 11.6%
Albion Financing 1 SARL 7.000%, 05/21/2030 (A)	381,000	394,068
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)	600,000	588,338
6.875%, 06/15/2030 (A)	770,000	791,429
7.875%, 02/15/2031 (A)	560,000	587,158
Amentum Holdings, Inc. 7.250%, 08/01/2032 (A)	117,000	121,489
Anagram Holdings LLC 10.000%, (0.000% Cash and 10.000% PIK), 08/15/2026 (A)(C)(E)	96,052	0
Arcosa, Inc. 4.375%, 04/15/2029 (A)	480,000	466,745
Axon Enterprise, Inc. 6.250%, 03/15/2033 (A)	180,000	185,273
Boise Cascade Company 4.875%, 07/01/2030 (A)(B)	477,000	466,802
Brundage-Bone Concrete Pumping Holdings, Inc. 7.500%, 02/01/2032 (A)	447,000	451,625
Builders FirstSource, Inc.
4.250%, 02/01/2032 (A)(B)	201,000	189,028
6.375%, 06/15/2032 (A)	385,000	397,956
6.750%, 05/15/2035 (A)	355,000	370,667
CACI International, Inc. 6.375%, 06/15/2033 (A)	350,000	361,043
Cimpress PLC 7.375%, 09/15/2032 (A)	91,000	90,683
Clean Harbors, Inc.
5.750%, 10/15/2033 (A)	175,000	176,529
6.375%, 02/01/2031 (A)	357,000	365,580
Dycom Industries, Inc. 4.500%, 04/15/2029 (A)	572,000	558,640
EMRLD Borrower LP
6.625%, 12/15/2030 (A)	536,000	550,981
6.750%, 07/15/2031 (A)	535,000	555,680
Enpro, Inc. 6.125%, 06/01/2033 (A)	373,000	381,222
FTAI Aviation Investors LLC 7.000%, 06/15/2032 (A)	728,000	761,868
Garda World Security Corp.
8.250%, 08/01/2032 (A)	182,000	188,660
8.375%, 11/15/2032 (A)	264,000	274,039
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029 (A)	559,000	549,235
Herc Holdings, Inc.
6.625%, 06/15/2029 (A)	355,000	364,764
7.000%, 06/15/2030 (A)	360,000	373,941
JB Poindexter & Company, Inc. 8.750%, 12/15/2031 (A)	444,000	465,025
JELD-WEN, Inc. 7.000%, 09/01/2032 (A)(B)	758,000	640,114
JetBlue Airways Corp. 9.875%, 09/20/2031 (A)	892,000	904,731
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Miter Brands Acquisition Holdco, Inc. 6.750%, 04/01/2032 (A)	$269,000	$276,331
OneSky Flight LLC 8.875%, 12/15/2029 (A)	191,000	200,847
Stanley Black & Decker, Inc. 6.707%, (6.707% to 3-15-30, then 5 Year CMT + 2.657%), 03/15/2060	548,000	549,820
The Brink's Company 6.500%, 06/15/2029 (A)	178,000	183,180
The GEO Group, Inc. 10.250%, 04/15/2031	907,000	997,988
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/2027 (A)	549,000	547,059
TransDigm, Inc.
4.875%, 05/01/2029	933,000	919,218
6.375%, 03/01/2029 (A)	546,000	558,231
6.750%, 01/31/2034 (A)	481,000	497,334
7.125%, 12/01/2031 (A)	439,000	457,916
TriNet Group, Inc. 7.125%, 08/15/2031 (A)	620,000	640,415
United Rentals North America, Inc.
3.875%, 02/15/2031	298,000	281,914
4.000%, 07/15/2030	588,000	562,421
VT Topco, Inc. 8.500%, 08/15/2030 (A)	599,000	609,429
Watco Companies LLC 7.125%, 08/01/2032 (A)	200,000	207,014
WESCO Distribution, Inc.
6.375%, 03/15/2029 (A)	574,000	590,979
6.375%, 03/15/2033 (A)	183,000	189,703
7.250%, 06/15/2028 (A)	322,000	326,186
		21,169,298
Information technology – 6.1%
Amkor Technology, Inc. 5.875%, 10/01/2033 (A)	105,000	106,069
Cloud Software Group, Inc.
6.500%, 03/31/2029 (A)	611,000	616,511
6.625%, 08/15/2033 (A)	191,000	194,431
8.250%, 06/30/2032 (A)	1,074,000	1,139,249
9.000%, 09/30/2029 (A)	1,247,000	1,293,396
Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028 (A)	484,000	486,130
CoreWeave, Inc.
9.000%, 02/01/2031 (A)	170,000	174,229
9.250%, 06/01/2030 (A)	241,000	248,903
Diebold Nixdorf, Inc. 7.750%, 03/31/2030 (A)	330,000	348,105
EchoStar Corp. 10.750%, 11/30/2029	420,000	462,071
Insight Enterprises, Inc. 6.625%, 05/15/2032 (A)	179,000	183,529
Kioxia Holdings Corp. 6.250%, 07/24/2030 (A)	916,000	934,324
NCR Voyix Corp.
5.125%, 04/15/2029 (A)	38,000	37,389
5.250%, 10/01/2030 (A)	557,000	529,150
ON Semiconductor Corp. 3.875%, 09/01/2028 (A)	675,000	655,095
Open Text Corp. 3.875%, 02/15/2028 (A)	458,000	445,374
Open Text Holdings, Inc. 4.125%, 02/15/2030 (A)	468,000	443,335
Pagaya US Holdings Company LLC 8.875%, 08/01/2030 (A)	200,000	186,228

59

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Seagate Data Storage Technology Pte, Ltd.
5.750%, 12/01/2034 (A)	$647,000	$644,917
8.250%, 12/15/2029 (A)	253,000	267,826
UKG, Inc. 6.875%, 02/01/2031 (A)	777,000	801,736
Virtusa Corp. 7.125%, 12/15/2028 (A)(B)	561,000	548,097
Xerox Holdings Corp. 5.500%, 08/15/2028 (A)(B)	415,000	243,819
Zebra Technologies Corp. 6.500%, 06/01/2032 (A)	201,000	206,442
		11,196,355
Materials – 6.6%
Alcoa Nederland Holding BV 4.125%, 03/31/2029 (A)	483,000	467,059
Amsted Industries, Inc. 6.375%, 03/15/2033 (A)	183,000	187,828
Ardagh Metal Packaging Finance USA LLC 6.000%, 06/15/2027 (A)	637,000	636,846
Ardagh Packaging Finance PLC 4.125%, 08/15/2026 (A)(B)	970,000	931,200
Ashland, Inc. 6.875%, 05/15/2043 (B)	435,000	454,178
Celanese US Holdings LLC 7.050%, 11/15/2030	684,000	706,047
Champion Iron Canada, Inc. 7.875%, 07/15/2032 (A)	138,000	144,284
Cleveland-Cliffs, Inc.
7.000%, 03/15/2032 (A)(B)	545,000	550,431
7.500%, 09/15/2031 (A)	549,000	565,874
Clydesdale Acquisition Holdings, Inc.
6.750%, 04/15/2032 (A)	285,000	292,370
6.875%, 01/15/2030 (A)	446,000	457,511
8.750%, 04/15/2030 (A)	266,000	273,247
Fortescue Treasury Pty, Ltd.
4.500%, 09/15/2027 (A)	278,000	276,732
5.875%, 04/15/2030 (A)	261,000	267,492
Inversion Escrow Issuer LLC 6.750%, 08/01/2032 (A)	515,000	507,334
Magnera Corp. 7.250%, 11/15/2031 (A)(B)	628,000	590,935
Midwest Vanadium Proprietary, Ltd. 11.500%, 02/15/2018 (A)(C)	912,943	913
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	950,000	10
Novelis Corp.
4.750%, 01/30/2030 (A)	581,000	560,472
6.375%, 08/15/2033 (A)	283,000	285,925
Olympus Water US Holding Corp.
4.250%, 10/01/2028 (A)	200,000	192,328
7.250%, 02/15/2033 (A)	200,000	200,208
Owens-Brockway Glass Container, Inc. 7.250%, 05/15/2031 (A)	907,000	923,304
Qnity Electronics, Inc.
5.750%, 08/15/2032 (A)	214,000	215,632
6.250%, 08/15/2033 (A)	390,000	398,263
Quikrete Holdings, Inc. 6.375%, 03/01/2032 (A)	130,000	134,660
Sealed Air Corp.
6.125%, 02/01/2028 (A)	269,000	272,715
6.875%, 07/15/2033 (A)	432,000	469,231
Solstice Advanced Materials, Inc. 5.625%, 09/30/2033 (A)	209,000	209,691
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
The Scotts Miracle-Gro Company 4.000%, 04/01/2031	$542,000	$500,179
Trivium Packaging Finance BV 8.250%, 07/15/2030 (A)	200,000	213,349
WR Grace Holdings LLC 6.625%, 08/15/2032 (A)	247,000	244,229
		12,130,477
Real estate – 2.4%
Anywhere Real Estate Group LLC
7.000%, 04/15/2030 (A)	247,157	250,123
9.750%, 04/15/2030 (A)	350,000	381,967
Diversified Healthcare Trust
3.786%, 01/15/2026 (A)(F)	203,000	200,770
7.250%, 10/15/2030 (A)	105,000	106,715
Fideicomiso Irrevocable de Emision, Administracion y Fuente de Pago Numero CIB/4323 13.000%, (11.000% Cash and 2.000% PIK), 09/12/2030 (A)	200,000	110,000
Greystar Real Estate Partners LLC 7.750%, 09/01/2030 (A)	514,000	543,355
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	403,000	388,307
Iron Mountain, Inc. 4.875%, 09/15/2029 (A)	1,136,000	1,118,333
MPT Operating Partnership LP 8.500%, 02/15/2032 (A)	188,000	199,762
Outfront Media Capital LLC 4.250%, 01/15/2029 (A)	278,000	267,017
Uniti Group LP 10.500%, 02/15/2028 (A)	383,000	403,376
XHR LP 6.625%, 05/15/2030 (A)	323,000	331,874
		4,301,599
Utilities – 2.5%
Alpha Generation LLC 6.750%, 10/15/2032 (A)	358,000	369,560
Calpine Corp. 4.500%, 02/15/2028 (A)	649,000	646,262
ContourGlobal Power Holdings SA 6.750%, 02/28/2030 (A)	500,000	519,370
Lightning Power LLC 7.250%, 08/15/2032 (A)	525,000	555,826
NRG Energy, Inc.
3.625%, 02/15/2031 (A)	827,000	764,582
5.750%, 01/15/2034 (A)	702,000	701,283
Talen Energy Supply LLC 8.625%, 06/01/2030 (A)	591,000	627,370
The AES Corp. 7.600%, (7.600% to 1-15-30, then 5 Year CMT + 3.201%), 01/15/2055	356,000	368,765
		4,553,018
TOTAL CORPORATE BONDS (Cost $175,510,363)		$171,144,641
TERM LOANS (G) – 3.1%
Communication services – 1.5%
Altice France SA, 2023 USD Term Loan B14 (3 month CME Term SOFR + 5.500%) 9.818%, 08/15/2028	498,728	481,272
Townsquare Media, Inc., 2025 Term Loan (3 month CME Term SOFR + 5.000%) 9.195%, 02/19/2030	592,453	517,656

60

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Communication services (continued)
X Corp., 2025 Fixed Term Loan 9.500%, 10/26/2029	$1,834,000	$1,838,328
		2,837,256
Consumer discretionary – 1.0%
Dave & Buster's, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%) 7.563%, 06/29/2029	1,000,000	931,930
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%) 7.663%, 04/26/2030	895,500	885,426
		1,817,356
Information technology – 0.2%
Xerox Corp., 2023 Term Loan B (1 and 3 month CME Term SOFR + 4.000%) 8.002%, 11/19/2029	402,512	372,827
Materials – 0.4%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (10.000% Cash or 12.500% PIK) 10.000%, 12/31/2027 (E)	488,697	474,036
Trinseo Holding Sarl, 2021 Term Loan B2 (3 month CME Term SOFR + 2.500%) 6.960%, 05/03/2028	744,171	213,205
		687,241
TOTAL TERM LOANS (Cost $6,090,035)		$5,714,680
COMMON STOCKS – 0.0%
Communication services – 0.0%
New Cotai, Inc., Class B (E)(H)(I)	3	0
Energy – 0.0%
KCAD Holdings I, Ltd. (E)(H)(I)	165,553,563	166
MWO Holdings LLC (E)(I)	445	0
Permian Production (E)(I)	19,583	11,750
		11,916
TOTAL COMMON STOCKS (Cost $1,749,754)		$11,916
PREFERRED SECURITIES – 0.4%
Financials – 0.4%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%)	28,975	740,601
TOTAL PREFERRED SECURITIES (Cost $730,106)		$740,601
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp. (E)(I)	$3,000,000	0
Adelphia Communications Corp. (E)(I)	2,050,000	0
Adelphia Communications Corp. (E)(I)	1,025,000	0
Magellan Health, Inc. (E)(I)	1,930,000	0
Par Pharmaceutical, Inc. (E)(I)	720,000	23,616
TOTAL ESCROW CERTIFICATES (Cost $320,209)		$23,616
ESCROW SHARES – 0.0%
Arctic Canadian Diamonds Holding Units (E)(I)	494	5,673
TOTAL ESCROW SHARES (Cost $0)		$5,673
High Yield Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 7.6%
Short-term funds – 7.6%
John Hancock Collateral Trust, 4.0668% (J)(K)	1,393,729	$13,942,029
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.0784% (J)	236	236
TOTAL SHORT-TERM INVESTMENTS (Cost $13,942,427)		$13,942,265
Total Investments (High Yield Trust) (Cost $198,342,894) – 104.7%		$191,583,392
Other assets and liabilities, net – (4.7%)		(8,612,542)
TOTAL NET ASSETS – 100.0%		$182,970,850
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $150,495,145 or 82.3% of the fund's net assets as of 9-30-25.
(B)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $9,393,593.
(C)	Non-income producing - Issuer is in default.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(I)	Non-income producing security.
(J)	The rate shown is the annualized seven-day yield as of 9-30-25.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $9,595,792.
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.8%
Australia - 4.0%
ANZ Group Holdings, Ltd.	105,953	$2,326,571
APA Group	47,817	280,716
Aristocrat Leisure, Ltd.	19,880	920,313
ASX, Ltd.	6,673	258,623
BHP Group, Ltd.	181,000	5,056,268
BlueScope Steel, Ltd.	15,384	231,081
Brambles, Ltd.	49,445	811,276
carsales.com, Ltd.	13,729	333,900
Cochlear, Ltd.	2,361	435,098
Coles Group, Ltd.	47,179	726,217

61

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Commonwealth Bank of Australia	59,672	$6,589,785
Computershare, Ltd.	18,728	449,956
CSL, Ltd.	17,266	2,271,275
Evolution Mining, Ltd.	71,401	508,984
Fortescue, Ltd.	59,389	735,499
Goodman Group	71,875	1,557,602
Insurance Australia Group, Ltd.	85,315	462,299
Macquarie Group, Ltd.	12,911	1,874,030
Medibank Private, Ltd.	99,625	317,385
MMG, Ltd. (A)	151,200	130,955
National Australia Bank, Ltd.	108,959	3,178,523
Northern Star Resources, Ltd.	48,146	751,814
Origin Energy, Ltd.	60,705	500,967
Pro Medicus, Ltd.	2,023	411,874
Qantas Airways, Ltd.	25,744	186,021
QBE Insurance Group, Ltd.	53,844	732,723
REA Group, Ltd.	1,952	298,496
Rio Tinto, Ltd.	13,237	1,067,736
Santos, Ltd.	113,901	505,818
Scentre Group	187,762	506,464
SGH, Ltd.	6,916	228,296
Sigma Healthcare, Ltd.	164,650	323,340
Sonic Healthcare, Ltd.	16,282	230,616
South32, Ltd.	112,851	204,567
South32, Ltd. (London Stock Exchange)	48,980	88,766
Stockland	91,655	370,672
Suncorp Group, Ltd.	38,142	511,396
Telstra Group, Ltd.	142,830	455,359
The Lottery Corp., Ltd.	82,609	320,785
Transurban Group	110,606	1,009,152
Vicinity, Ltd.	151,569	252,516
Washington H. Soul Pattinson & Company, Ltd.	8,229	209,516
Wesfarmers, Ltd.	40,464	2,461,557
Westpac Banking Corp.	122,065	3,144,983
WiseTech Global, Ltd.	7,058	421,950
Woodside Energy Group, Ltd.	67,706	1,022,425
Woolworths Group, Ltd.	43,560	768,749
		46,442,914
Austria - 0.1%
Erste Group Bank AG	10,998	1,081,134
OMV AG	5,543	296,151
Verbund AG	2,442	177,859
		1,555,144
Belgium - 0.5%
Ageas SA/NV	5,462	378,825
Anheuser-Busch InBev SA/NV	35,247	2,106,954
D'ieteren Group	850	159,544
Elia Group SA/NV	1,750	202,180
Groupe Bruxelles Lambert NV	2,961	265,452
KBC Group NV	8,189	981,364
Lotus Bakeries NV	14	132,100
Sofina SA	537	158,778
Syensqo SA	2,508	203,620
UCB SA	4,453	1,242,991
		5,831,808
Brazil - 1.0%
Ambev SA	165,730	376,472
B3 SA - Brasil Bolsa Balcao	196,921	495,794
Banco Bradesco SA	56,324	161,175
Banco BTG Pactual SA	40,604	368,181
Banco do Brasil SA	60,326	250,383
BB Seguridade Participacoes SA	24,400	152,481
Caixa Seguridade Participacoes SA	20,700	58,768
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Centrais Eletricas Brasileiras SA	42,847	$422,814
Centrais Eletricas Brasileiras SA, ADR	1,429	14,804
Cia de Saneamento Basico do Estado de Sao Paulo	16,670	413,974
CPFL Energia SA	7,900	58,483
Embraer SA	24,600	371,109
Energisa SA	8,850	84,572
Eneva SA (A)	27,600	85,825
Engie Brasil Energia SA	7,275	55,633
Equatorial Energia SA	43,634	302,931
JBS NV (A)	13,687	204,671
Klabin SA	26,400	89,484
Localiza Rent a Car SA	32,451	240,536
MBRF Global Foods Company SA	17,638	64,360
Motiva Infraestrutura de Mobilidade SA	40,100	112,112
NU Holdings, Ltd., Class A (A)	121,000	1,937,210
Petroleo Brasileiro SA	132,729	842,423
Porto Seguro SA	6,900	64,641
PRIO SA (A)	30,400	217,794
Raia Drogasil SA	44,036	152,406
Rede D'Or Sao Luiz SA (B)	27,900	220,589
Rumo SA	45,451	136,381
Suzano SA	24,163	226,546
Telefonica Brasil SA	19,280	123,420
Telefonica Brasil SA, ADR	6,017	76,717
TIM SA	28,000	123,632
TOTVS SA	17,746	153,145
Ultrapar Participacoes SA	25,400	104,850
Vale SA	129,250	1,398,321
Vibra Energia SA	35,500	164,018
WEG SA	58,916	405,042
XP, Inc., Class A	13,000	244,270
		10,975,967
Canada - 8.1%
Agnico Eagle Mines, Ltd.	17,965	3,025,793
Alamos Gold, Inc., Class A	15,014	523,338
Alimentation Couche-Tard, Inc.	27,000	1,440,504
AltaGas, Ltd.	10,300	317,356
ARC Resources, Ltd.	20,700	377,499
AtkinsRealis Group, Inc.	5,900	425,807
Bank of Montreal	25,777	3,358,956
Barrick Mining Corp.	18,057	597,120
Barrick Mining Corp. (Toronto Stock Exchange)	43,777	1,437,843
BCE, Inc.	3,117	72,835
Bombardier, Inc., Class B (A)	3,100	434,428
Brookfield Corp.	48,572	3,332,716
CAE, Inc. (A)	10,900	322,763
Cameco Corp.	15,600	1,309,248
Canadian Imperial Bank of Commerce	33,557	2,681,522
Canadian National Railway Company	19,000	1,791,737
Canadian Natural Resources, Ltd.	74,520	2,382,798
Canadian Pacific Kansas City, Ltd.	33,200	2,472,645
Canadian Tire Corp., Ltd., Class A	1,800	214,275
Canadian Utilities, Ltd., Class A	4,600	128,676
CCL Industries, Inc., Class B	5,400	304,359
Celestica, Inc. (A)	4,100	1,008,929
Cenovus Energy, Inc.	49,202	835,412
CGI, Inc.	7,200	641,311
Constellation Software, Inc.	700	1,900,256
Dollarama, Inc.	9,900	1,305,631
Element Fleet Management Corp.	14,700	380,677
Emera, Inc.	10,600	508,559
Empire Company, Ltd., Class A	4,900	175,868
Enbridge, Inc.	77,700	3,919,894

62

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Fairfax Financial Holdings, Ltd.	719	$1,257,901
First Quantum Minerals, Ltd. (A)	24,554	555,407
FirstService Corp.	1,500	285,794
Fortis, Inc.	18,003	913,151
Franco-Nevada Corp.	6,831	1,520,471
George Weston, Ltd.	6,297	384,100
GFL Environmental, Inc.	8,800	417,078
Gildan Activewear, Inc.	5,000	288,855
Great-West Lifeco, Inc.	9,900	401,776
Hydro One, Ltd. (B)	11,900	424,542
iA Financial Corp., Inc.	3,300	375,195
IGM Financial, Inc.	3,000	109,205
Imperial Oil, Ltd.	6,630	601,164
Intact Financial Corp.	6,400	1,245,188
Ivanhoe Mines, Ltd., Class A (A)	26,900	285,294
Keyera Corp.	8,500	285,166
Kinross Gold Corp.	43,929	1,090,255
Loblaw Companies, Ltd.	21,360	826,190
Lundin Gold, Inc.	3,900	252,686
Lundin Mining Corp.	26,900	401,268
Magna International, Inc.	9,500	450,119
Manulife Financial Corp. (C)	61,400	1,912,987
Metro, Inc.	7,557	507,547
National Bank of Canada	14,000	1,487,116
Nutrien, Ltd.	17,390	1,021,258
Open Text Corp.	9,700	362,574
Pan American Silver Corp.	12,800	496,015
Pembina Pipeline Corp.	20,398	824,743
Power Corp. of Canada	20,012	865,936
Restaurant Brands International, Inc.	10,946	702,205
Rogers Communications, Inc., Class B	13,188	454,004
Royal Bank of Canada	49,248	7,258,568
Saputo, Inc.	9,100	221,010
Shopify, Inc., Class A (A)	43,400	6,447,786
Stantec, Inc.	4,000	431,386
Sun Life Financial, Inc.	20,400	1,224,997
Suncor Energy, Inc.	44,435	1,859,520
TC Energy Corp.	37,046	2,014,278
Teck Resources, Ltd., Class B	16,961	744,032
TELUS Corp.	18,392	289,684
TFI International, Inc.	2,800	246,421
The Bank of Nova Scotia	44,304	2,864,782
The Descartes Systems Group, Inc. (A)	3,100	291,890
The Toronto-Dominion Bank	62,484	4,996,206
Thomson Reuters Corp.	5,654	877,940
TMX Group, Ltd.	10,000	382,554
Toromont Industries, Ltd.	2,800	310,883
Tourmaline Oil Corp.	12,600	543,402
Wheaton Precious Metals Corp.	16,170	1,809,525
Whitecap Resources, Inc. (Toronto Stock Exchange)	43,600	332,710
WSP Global, Inc.	4,600	904,002
		92,685,521
Chile - 0.2%
Antofagasta PLC	13,585	505,225
Banco de Chile	1,620,933	246,125
Banco de Credito e Inversiones SA	3,323	146,834
Banco Santander Chile, ADR	5,508	145,962
Cencosud SA	42,702	121,530
Empresas CMPC SA	38,455	56,681
Empresas COPEC SA	13,196	96,655
Enel Americas SA	726,053	73,252
Enel Chile SA, ADR	18,222	70,884
Falabella SA	29,974	177,715
Latam Airlines Group SA	8,049,276	182,867
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Sociedad Quimica y Minera de Chile SA, ADR (A)	4,430	$190,401
		2,014,131
China - 8.5%
360 Security Technology, Inc., Class A	14,500	23,104
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	14,376
3SBio, Inc. (A)(B)	63,700	247,724
AAC Technologies Holdings, Inc.	27,342	160,561
Advanced Micro-Fabrication Equipment, Inc., Class A	1,253	52,829
AECC Aviation Power Company, Ltd., Class A	5,500	32,659
Agricultural Bank of China, Ltd., Class A	182,100	170,598
Agricultural Bank of China, Ltd., H Shares	989,000	665,665
Aier Eye Hospital Group Company, Ltd., Class A	19,585	34,021
Air China, Ltd., Class A (A)	23,600	26,231
Akeso, Inc. (A)(B)	23,000	417,866
Alibaba Group Holding, Ltd.	610,400	13,651,030
Alibaba Group Holding, Ltd., ADR	338	60,411
Aluminum Corp. of China, Ltd., A Shares	29,100	33,782
Aluminum Corp. of China, Ltd., H Shares	131,220	135,725
Angel Yeast Company, Ltd., Class A	1,800	10,013
Anhui Conch Cement Company, Ltd., Class A	8,900	29,064
Anhui Conch Cement Company, Ltd., H Shares	44,290	133,378
Anhui Gujing Distillery Company, Ltd., B Shares	3,600	50,033
Anhui Gujing Distillery Company, Ltd., Class A	900	20,340
Anhui Jianghuai Automobile Group Corp. Ltd., Class A (A)	4,500	34,122
Anker Innovations Technology Company, Ltd., Class A	1,040	17,858
ANTA Sports Products, Ltd.	44,200	529,444
Autohome, Inc., ADR	2,600	74,230
Avary Holding Shenzhen Company, Ltd., Class A	4,000	31,625
AviChina Industry & Technology Company, Ltd., H Shares	120,000	67,360
BAIC BluePark New Energy Technology Company, Ltd., Class A (A)	11,600	13,200
Baidu, Inc., Class A (A)	80,300	1,327,715
Bank of Beijing Company, Ltd., Class A	47,000	36,386
Bank of Changsha Company, Ltd., Class A	8,400	10,432
Bank of Chengdu Company, Ltd., Class A	7,700	18,680
Bank of China, Ltd., Class A	78,100	56,837
Bank of China, Ltd., H Shares	2,534,563	1,385,409
Bank of Communications Company, Ltd., Class A	87,300	82,457
Bank of Communications Company, Ltd., H Shares	308,527	258,516
Bank of Hangzhou Company, Ltd., Class A	11,400	24,473
Bank of Jiangsu Company, Ltd., Class A	33,410	47,092
Bank of Nanjing Company, Ltd., Class A	21,500	33,022

63

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Bank of Ningbo Company, Ltd., Class A	13,750	$51,089
Bank of Shanghai Company, Ltd., Class A	31,610	39,791
Baoshan Iron & Steel Company, Ltd., Class A	41,300	41,063
Beijing Enlight Media Company, Ltd., Class A	6,300	17,176
Beijing Kingsoft Office Software, Inc., Class A	935	41,725
Beijing New Building Materials PLC, Class A	3,500	11,652
Beijing Roborock Technology Company, Ltd., Class A	534	15,798
Beijing Tiantan Biological Products Corp., Ltd., Class A	4,080	10,935
Beijing Tong Ren Tang Company, Ltd., Class A	2,800	13,384
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A (A)	1,800	14,339
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	100,700	72,671
Bestechnic Shanghai Company, Ltd., Class A	585	24,503
Bethel Automotive Safety Systems Company, Ltd., Class A	1,260	9,567
Bilibili, Inc., Class Z (A)	7,960	225,084
BOC International China Company, Ltd., Class A	5,800	11,720
BOE Technology Group Company, Ltd., Class A	75,300	44,085
BYD Company, Ltd., Class A	12,000	185,069
BYD Company, Ltd., H Shares	130,815	1,849,028
BYD Electronic International Company, Ltd.	26,500	140,481
Caitong Securities Company, Ltd., Class A	9,600	11,384
Cambricon Technologies Corp., Ltd., Class A (A)	844	157,892
CCOOP Group Company, Ltd., Class A (A)	64,600	23,382
CGN Power Company, Ltd., Class A	32,300	16,441
CGN Power Company, Ltd., H Shares (B)	364,000	135,123
Changchun High-Tech Industry Group Company, Ltd., Class A	800	14,652
Changjiang Securities Company, Ltd., Class A	11,500	13,454
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	600	11,384
Chaozhou Three-Circle Group Company, Ltd., Class A	3,900	25,460
Chifeng Jilong Gold Mining Company, Ltd., Class A	6,200	25,647
China CITIC Bank Corp., Ltd., H Shares	310,800	266,873
China CITIC Financial Asset Management Company, Ltd., H Shares (A)(B)	505,000	67,246
China Coal Energy Company, Ltd., H Shares	70,000	83,556
China Communications Services Corp., Ltd., H Shares	75,600	44,639
China Construction Bank Corp., Class A	45,400	54,956
China Construction Bank Corp., H Shares	3,428,914	3,288,897
China CSSC Holdings, Ltd., Class A	16,100	78,404
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Eastern Airlines Corp., Ltd., Class A (A)	35,500	$20,707
China Energy Engineering Corp., Ltd., Class A	65,700	22,274
China Everbright Bank Company, Ltd., Class A	88,600	41,869
China Everbright Bank Company, Ltd., H Shares	120,000	49,953
China Feihe, Ltd. (B)	119,000	61,104
China Galaxy Securities Company, Ltd., Class A	19,900	49,841
China Galaxy Securities Company, Ltd., H Shares	129,500	196,254
China Great Wall Securities Company, Ltd., Class A	8,400	13,731
China Greatwall Technology Group Company, Ltd., Class A (A)	6,500	15,516
China Hongqiao Group, Ltd.	100,000	338,683
China Huishan Dairy Holdings Company, Ltd. (A)(D)	225,000	0
China International Capital Corp., Ltd., Class A	4,000	20,805
China International Capital Corp., Ltd., H Shares (B)	52,000	142,284
China Jushi Company, Ltd., Class A	8,100	19,763
China Life Insurance Company, Ltd., Class A	4,500	25,127
China Life Insurance Company, Ltd., H Shares	267,624	757,884
China Literature, Ltd. (A)(B)	14,000	70,734
China Longyuan Power Group Corp., Ltd., H Shares	114,000	121,626
China Mengniu Dairy Company, Ltd.	108,004	207,697
China Merchants Bank Company, Ltd., Class A	45,900	261,010
China Merchants Bank Company, Ltd., H Shares	139,323	833,845
China Merchants Energy Shipping Company, Ltd., Class A	16,500	20,615
China Merchants Expressway Network & Technology Holdings Company, Ltd., Class A	6,500	8,901
China Merchants Securities Company, Ltd., Class A	16,510	39,813
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	25,188
China Minsheng Banking Corp., Ltd., Class A	78,880	44,140
China Minsheng Banking Corp., Ltd., H Shares	230,496	121,649
China National Building Material Company, Ltd., H Shares	150,187	106,420
China National Chemical Engineering Company, Ltd., Class A	12,700	13,295
China National Nuclear Power Company, Ltd., Class A	38,300	46,902
China National Software & Service Company, Ltd., Class A (A)	1,800	12,617
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	7,300	49,601
China Oilfield Services, Ltd., H Shares	56,000	47,964
China Pacific Insurance Group Company, Ltd., Class A	14,000	69,230
China Pacific Insurance Group Company, Ltd., H Shares	94,100	373,861

64

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Petroleum & Chemical Corp., Class A	56,700	$42,173
China Petroleum & Chemical Corp., H Shares	873,361	453,671
China Railway Group, Ltd., Class A	42,700	33,100
China Railway Group, Ltd., H Shares	144,000	72,679
China Railway Signal & Communication Corp., Ltd., Class A	14,917	11,293
China Rare Earth Resources and Technology Company, Ltd., Class A (A)	2,200	16,030
China Resources Microelectronics, Ltd., Class A	2,675	20,931
China Resources Mixc Lifestyle Services, Ltd. (B)	23,400	124,131
China Resources Pharmaceutical Group, Ltd. (B)	53,000	32,758
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	3,380	13,357
China Shenhua Energy Company, Ltd., Class A	13,400	72,537
China Shenhua Energy Company, Ltd., H Shares	120,500	575,214
China Southern Airlines Company, Ltd., Class A (A)	23,300	19,813
China State Construction Engineering Corp., Ltd., Class A	93,340	71,569
China Three Gorges Renewables Group Company, Ltd., Class A	58,700	35,064
China Tourism Group Duty Free Corp., Ltd., Class A	4,300	43,336
China Tower Corp., Ltd., H Shares (B)	158,100	233,061
China United Network Communications, Ltd., Class A	64,400	49,884
China Vanke Company, Ltd., Class A (A)	21,600	20,951
China Vanke Company, Ltd., H Shares (A)	74,500	53,305
China XD Electric Company, Ltd., Class A	10,600	10,086
China Yangtze Power Company, Ltd., Class A	54,300	207,929
China Zheshang Bank Company, Ltd., Class A	43,700	18,306
Chongqing Changan Automobile Company, Ltd., Class A	16,800	28,915
Chongqing Rural Commercial Bank Company, Ltd., Class A	18,400	17,030
Chongqing Rural Commercial Bank Company, Ltd., H Shares	81,000	62,502
Chongqing Zhifei Biological Products Company, Ltd., Class A	4,650	13,619
Citic Pacific Special Steel Group Company, Ltd., Class A	7,100	13,602
CITIC Securities Company, Ltd., Class A	25,185	106,081
CITIC Securities Company, Ltd., H Shares	52,825	208,596
CITIC, Ltd.	141,967	207,942
CMOC Group, Ltd., Class A	28,400	62,915
CMOC Group, Ltd., H Shares	129,000	260,034
CNGR Advanced Material Company, Ltd., Class A	1,960	13,782
CNPC Capital Company, Ltd., Class A	17,300	25,654
Contemporary Amperex Technology Company, Ltd., Class A	9,320	528,569
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Contemporary Amperex Technology Company, Ltd., H Shares	3,100	$228,207
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	7,200	12,277
COSCO SHIPPING Holdings Company, Ltd., Class A	26,000	52,459
COSCO SHIPPING Holdings Company, Ltd., H Shares	101,600	157,955
CRRC Corp., Ltd., Class A	49,300	51,819
CRRC Corp., Ltd., H Shares	145,000	111,727
CSC Financial Company, Ltd., Class A	9,000	34,002
CSPC Innovation Pharmaceutical Company, Ltd., Class A	2,880	18,624
CSPC Pharmaceutical Group, Ltd.	303,120	365,120
Daqin Railway Company, Ltd., Class A	30,700	25,416
Datang International Power Generation Company, Ltd., Class A	48,800	23,264
Dong-E-E-Jiao Company, Ltd., Class A	1,300	8,650
Dongfang Electric Corp., Ltd., Class A	5,800	15,755
East Money Information Company, Ltd., Class A	30,896	118,096
Eastroc Beverage Group Company, Ltd., Class A	1,350	57,689
Ecovacs Robotics Company, Ltd., Class A	2,300	34,819
Empyrean Technology Company, Ltd., Class A	800	14,240
ENN Energy Holdings, Ltd.	27,900	230,058
ENN Natural Gas Company, Ltd., Class A	5,400	13,646
Eoptolink Technology, Inc. Ltd., Class A	2,100	108,603
Eve Energy Company, Ltd., Class A	4,181	53,642
Everbright Securities Company, Ltd., Class A	8,700	23,063
Everdisplay Optronics Shanghai Company, Ltd., Class A (A)	23,977	9,783
Flat Glass Group Company, Ltd., Class A	3,300	8,024
Focus Media Information Technology Company, Ltd., Class A	32,700	37,120
Foshan Haitian Flavouring & Food Company, Ltd., Class A	10,296	56,507
Fosun International, Ltd.	85,000	60,112
Founder Securities Company, Ltd., Class A	16,700	19,147
Foxconn Industrial Internet Company, Ltd., Class A	27,100	253,045
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	46,456
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	20,800	209,516
GalaxyCore, Inc., Class A	3,600	9,112
Ganfeng Lithium Group Company, Ltd., Class A	3,360	28,807
GD Power Development Company, Ltd., Class A	36,100	25,285
GDS Holdings, Ltd., Class A (A)	37,300	182,103
GEM Company, Ltd., Class A	10,700	12,679
Genscript Biotech Corp. (A)	40,000	86,309
GF Securities Company, Ltd., Class A	13,200	41,414
Giant Biogene Holding Company, Ltd. (B)	10,200	73,960
GigaDevice Semiconductor, Inc., Class A	1,372	41,255
GoerTek, Inc., Class A	5,200	27,566

65

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Goldwind Science & Technology Company, Ltd., Class A	7,700	$16,217
Goneo Group Company, Ltd., Class A	1,827	11,475
Gotion High-tech Company, Ltd., Class A	3,700	24,315
Great Wall Motor Company, Ltd., Class A	5,000	17,313
Great Wall Motor Company, Ltd., H Shares	81,500	177,121
Gree Electric Appliances, Inc. of Zhuhai, Class A	5,700	31,843
GRG Banking Equipment Company, Ltd., Class A	5,200	10,174
Guangdong Haid Group Company, Ltd., Class A	3,500	31,360
Guanghui Energy Company, Ltd., Class A	13,500	9,569
Guangzhou Automobile Group Company, Ltd., Class A	10,000	10,734
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	8,257
Guangzhou Haige Communications Group, Inc. Company, Class A	5,200	9,578
Guangzhou Tinci Materials Technology Company, Ltd., Class A	3,900	20,989
Guosen Securities Company, Ltd., Class A	13,300	25,329
Guotai Haitong Securities Company, Ltd.	27,860	74,015
Guotai Haitong Securities Company, Ltd., H Shares (B)	70,184	144,340
Guoyuan Securities Company, Ltd., Class A	9,100	11,706
H World Group, Ltd., ADR	7,100	277,681
Haidilao International Holding, Ltd. (B)	56,000	96,337
Haier Smart Home Company, Ltd., Class A	13,600	48,517
Haier Smart Home Company, Ltd., H Shares	83,800	271,864
Hainan Airlines Holding Company, Ltd., Class A (A)	87,600	20,056
Hainan Airport Infrastructure Company, Ltd., Class A	23,700	13,889
Haisco Pharmaceutical Group Company, Ltd., Class A	2,000	15,076
Haitian International Holdings, Ltd.	21,000	57,816
Hangzhou First Applied Material Company, Ltd., Class A	7,683	16,978
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,600	11,522
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,700	13,917
Hansoh Pharmaceutical Group Company, Ltd. (B)	40,000	185,557
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	4,700	13,251
Henan Shuanghui Investment & Development Company, Ltd., Class A	7,200	25,046
Hengan International Group Company, Ltd.	25,000	81,518
Hengli Petrochemical Company, Ltd., Class A	14,600	35,204
Hengtong Optic-electric Company, Ltd., Class A	5,100	16,515
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	$47,232
HLA Group Corp., Ltd., Class A	9,100	8,284
Horizon Robotics (A)	147,000	180,516
Hoshine Silicon Industry Company, Ltd., Class A	1,600	11,138
Hua Hong Semiconductor, Ltd., H Shares (A)(B)	25,000	256,906
Huadian Power International Corp., Ltd., Class A	17,700	12,669
Huadong Medicine Company, Ltd., Class A	2,800	16,341
Huafon Chemical Company, Ltd., Class A	10,300	13,223
Huagong Tech Company, Ltd., Class A	2,100	27,388
Huaibei Mining Holdings Company, Ltd., Class A	5,200	9,019
Hualan Biological Engineering, Inc., Class A	4,030	9,021
Huaneng Power International, Inc., Class A	18,600	18,462
Huaneng Power International, Inc., H Shares	149,436	104,020
Huaqin Technology Company, Ltd., Class A	2,500	37,187
Huatai Securities Company, Ltd., Class A	16,400	50,299
Huatai Securities Company, Ltd., H Shares (B)	48,800	128,648
Huaxia Bank Company, Ltd., Class A	28,500	26,364
Huayu Automotive Systems Company, Ltd., Class A	5,100	14,710
Huizhou Desay Sv Automotive Company, Ltd., Class A	1,100	23,430
Humanwell Healthcare Group Company, Ltd., Class A	3,400	10,073
Hunan Valin Steel Company, Ltd., Class A	14,300	13,063
Hundsun Technologies, Inc., Class A	3,075	14,991
Hwatsing Technology Company, Ltd., Class A	731	17,025
Hygon Information Technology Company, Ltd., Class A	5,383	192,168
IEIT Systems Company, Ltd., Class A	3,248	34,119
Iflytek Company, Ltd., Class A	4,700	37,124
Imeik Technology Development Company, Ltd., Class A	560	14,274
Industrial & Commercial Bank of China, Ltd., Class A	143,500	147,209
Industrial & Commercial Bank of China, Ltd., H Shares	2,322,735	1,710,335
Industrial Bank Company, Ltd., Class A	46,200	128,907
Industrial Securities Company, Ltd., Class A	14,900	13,702
Ingenic Semiconductor Company, Ltd., Class A	2,800	35,140
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	94,300	31,598
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	4,700	14,924
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	17,500	12,895
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	52,198

66

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Inner Mongolia Yitai Coal Company, Ltd., Class B	36,400	$69,816
Innovent Biologics, Inc. (A)(B)	52,000	647,459
Isoftstone Information Technology Group Company, Ltd., Class A	2,000	15,560
J&T Global Express, Ltd. (A)	82,400	103,403
JA Solar Technology Company, Ltd., Class A (A)	6,272	11,608
JCET Group Company, Ltd., Class A	3,600	22,356
JD Health International, Inc. (A)(B)	38,200	325,273
JD Logistics, Inc. (A)(B)	67,000	112,564
JD.com, Inc., Class A	86,723	1,519,431
Jiangsu Eastern Shenghong Company, Ltd., Class A (A)	13,400	17,922
Jiangsu Expressway Company, Ltd., H Shares	41,145	47,654
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,960	39,951
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	14,198	142,804
Jiangsu Hoperun Software Company, Ltd., Class A (A)	3,000	25,693
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	15,482
Jiangsu Yanghe Distillery Company, Ltd., Class A	3,400	32,486
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	2,100	11,523
Jiangsu Zhongtian Technology Company, Ltd., Class A	7,100	18,927
Jiangxi Copper Company, Ltd., Class A	4,300	21,480
Jiangxi Copper Company, Ltd., H Shares	39,075	153,025
Jinduicheng Molybdenum Company, Ltd., Class A	6,700	14,579
Jinko Solar Company, Ltd., Class A (A)	13,511	10,578
Kanzhun, Ltd., ADR (A)	13,200	308,352
KE Holdings, Inc., ADR	24,700	469,300
Kingdee International Software Group Company, Ltd. (A)	113,000	253,400
Kingsoft Corp., Ltd.	32,800	145,541
Kuaishou Technology (B)	94,000	1,016,691
Kuang-Chi Technologies Company, Ltd., Class A	4,500	31,767
Kunlun Tech Company, Ltd., Class A (A)	2,500	17,124
Kweichow Moutai Company, Ltd., Class A	2,700	548,733
Laopu Gold Company Ltd., H Shares	1,000	91,416
LB Group Company, Ltd., Class A	5,000	13,692
Lenovo Group, Ltd.	287,436	425,920
Lens Technology Company, Ltd., Class A	7,300	34,519
Li Auto, Inc., Class A (A)	44,600	570,989
Li Ning Company, Ltd.	80,500	182,025
Lingyi iTech Guangdong Company, Class A	12,700	29,230
Longfor Group Holdings, Ltd. (B)	65,779	100,206
LONGi Green Energy Technology Company, Ltd., Class A (A)	15,064	38,164
Loongson Technology Corp, Ltd., Class A (A)	1,251	27,818
Luxshare Precision Industry Company, Ltd., Class A	15,495	141,535
Luzhou Laojiao Company, Ltd., Class A	3,300	61,284
Mango Excellent Media Company, Ltd., Class A	3,300	16,612
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Maxscend Microelectronics Company, Ltd., Class A	1,440	$16,865
Meihua Holdings Group Company, Ltd., Class A	6,100	9,101
Meitu, Inc. (A)(B)	121,600	144,635
Meituan, Class B (A)(B)	177,500	2,371,180
Metallurgical Corp. of China, Ltd., Class A	28,700	15,552
Midea Group Company, Ltd., Class A	7,300	74,651
Midea Group Company, Ltd., H Shares	12,800	135,086
MINISO Group Holding, Ltd.	2,600	14,650
MINISO Group Holding, Ltd., ADR (E)	3,276	73,710
Montage Technology Company, Ltd., Class A	2,305	50,317
Muyuan Foods Company, Ltd., Class A	11,382	84,871
Nanjing Securities Company, Ltd., Class A	7,700	9,252
NARI Technology Company, Ltd., Class A	17,798	57,509
National Silicon Industry Group Company, Ltd., Class A (A)	5,536	20,123
NAURA Technology Group Company, Ltd., Class A	1,485	94,618
NetEase, Inc.	62,100	1,886,122
New China Life Insurance Company, Ltd., Class A	4,600	39,671
New China Life Insurance Company, Ltd., H Shares	35,500	210,253
New Hope Liuhe Company, Ltd., Class A	6,800	9,376
New Oriental Education & Technology Group, Inc. (A)	52,500	280,223
Nexchip Semiconductor Corp., Class A	7,599	37,283
Ninestar Corp., Class A (A)	2,900	9,583
Ningbo Deye Technology Company, Ltd., Class A	1,764	20,115
Ningbo Sanxing Medical Electric Company, Ltd., Class A	2,900	10,010
Ningbo Tuopu Group Company, Ltd., Class A	3,190	36,440
Ningxia Baofeng Energy Group Company, Ltd., Class A	14,900	37,288
NIO, Inc., Class A (A)	56,730	429,061
Nongfu Spring Company, Ltd., H Shares (B)	71,000	490,668
OFILM Group Company, Ltd., Class A (A)	13,100	24,134
OmniVision Integrated Circuits Group, Inc.	2,185	46,591
Oppein Home Group, Inc., Class A	1,100	8,249
Orient Securities Company, Ltd., Class A	12,288	19,803
PetroChina Company, Ltd., Class A	44,800	50,712
PetroChina Company, Ltd., H Shares	742,261	672,908
Pharmaron Beijing Company, Ltd., Class A	3,000	15,164
PICC Property & Casualty Company, Ltd., H Shares	248,363	560,270
Ping An Bank Company, Ltd., Class A	38,200	60,881
Ping An Insurance Group Company of China, Ltd., Class A	24,100	187,050
Ping An Insurance Group Company of China, Ltd., H Shares	238,790	1,624,510
Piotech, Inc., Class A	568	20,830
Poly Developments and Holdings Group Company, Ltd., Class A	26,500	29,325

67

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Pop Mart International Group, Ltd. (B)	19,200	$657,635
Postal Savings Bank of China Company, Ltd., Class A	58,900	47,633
Postal Savings Bank of China Company, Ltd., H Shares (B)	330,000	231,185
Power Construction Corp. of China, Ltd., Class A	35,800	28,119
Qfin Holdings, Inc., ADR	4,300	123,754
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	11,000	32,273
Range Intelligent Computing Technology Group Company, Ltd., Class A	3,000	22,580
Rockchip Electronics Company, Ltd., Class A	1,300	41,437
Rongsheng Petrochemical Company, Ltd., Class A	21,050	28,574
SAIC Motor Corp., Ltd., Class A	17,300	41,697
Sailun Group Company, Ltd., Class A	6,500	13,159
Sanan Optoelectronics Company, Ltd., Class A	10,100	22,158
Sany Heavy Industry Company, Ltd., Class A	18,600	60,819
Satellite Chemical Company, Ltd., Class A	6,800	18,544
SDIC Capital Company, Ltd., Class A	13,300	14,780
SDIC Power Holdings Company, Ltd., Class A	15,100	27,722
Seres Group Company, Ltd., Class A	3,100	74,933
SF Holding Company, Ltd., Class A	10,100	57,334
SG Micro Corp., Class A	1,300	15,251
Shaanxi Coal Industry Company, Ltd., Class A	19,600	55,151
Shandong Gold Mining Company, Ltd., Class A	5,880	32,383
Shandong Gold Mining Company, Ltd., H Shares (B)	30,500	144,217
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	2,900	24,177
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	4,300	16,097
Shandong Nanshan Aluminum Company, Ltd., Class A	24,300	13,551
Shandong Sun Paper Industry JSC, Ltd., Class A	5,800	11,659
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	59,796
Shanghai Baosight Software Company, Ltd., Class A	4,320	14,135
Shanghai BOCHU Electronic Technology Corp., Ltd., Class A	595	12,887
Shanghai Electric Group Company, Ltd., Class A (A)	25,600	34,093
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	13,424
Shanghai International Airport Company, Ltd., Class A	1,600	7,177
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	5,600	14,120
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	109,348
Shanghai Putailai New Energy Technology Company, Ltd., Class A	4,100	17,853
Shanghai RAAS Blood Products Company, Ltd., Class A	13,800	12,990
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Rural Commercial Bank Company, Ltd., Class A	19,500	$22,436
Shanghai United Imaging Healthcare Company, Ltd., Class A	1,689	36,017
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	3,200	24,760
Shanjin International Gold Company, Ltd., Class A	5,800	18,648
Shanxi Coking Coal Energy Group Company, Ltd., Class A	11,600	11,344
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	6,100	12,212
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	2,460	67,198
Shenergy Company, Ltd., Class A	10,200	11,213
Shengyi Technology Company, Ltd., Class A	5,100	38,872
Shennan Circuits Company, Ltd., Class A	1,456	44,511
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	27,174
Shenzhen Goodix Technology Company, Ltd., Class A	1,000	11,643
Shenzhen Inovance Technology Company, Ltd., Class A	2,250	26,582
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	2,500	86,512
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	1,600	15,389
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	2,300	19,548
Shenzhen Transsion Holdings Company, Ltd., Class A	2,280	30,289
Shenzhou International Group Holdings, Ltd.	28,300	224,042
Sichuan Biokin Pharmaceutical Company, Ltd., Class A (A)	429	22,682
Sichuan Changhong Electric Company, Ltd., Class A	16,600	24,497
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	19,671
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	3,100	16,036
Sichuan Kelun-Biotech Biopharmaceutical Company, Ltd., H Shares (A)	1,700	112,247
Sichuan Road and Bridge Group Company, Ltd., Class A	14,700	16,738
Silergy Corp.	11,000	93,683
Sinolink Securities Company, Ltd., Class A	7,700	11,102
Sinopharm Group Company, Ltd., H Shares	46,400	109,134
Sinotruk Hong Kong, Ltd.	23,500	69,298
Smoore International Holdings, Ltd. (B)	62,000	140,261
SooChow Securities Company, Ltd., Class A	10,400	14,364
Spring Airlines Company, Ltd., Class A	2,000	15,035
Sungrow Power Supply Company, Ltd., Class A	4,200	95,873
Sunny Optical Technology Group Company, Ltd.	24,400	283,019
SUPCON Technology Company, Ltd., Class A	1,640	12,736

68

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	6,200	$62,580
Suzhou TFC Optical Communication Company, Ltd., Class A	1,568	37,153
TAL Education Group, ADR (A)	14,900	166,880
TBEA Company, Ltd., Class A	10,200	25,542
TCL Technology Group Corp., Class A	38,980	23,640
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A (A)	8,250	10,510
Tencent Holdings, Ltd.	229,700	19,572,644
Tencent Music Entertainment Group, ADR	20,500	478,470
The People's Insurance Company Group of China, Ltd., Class A	19,200	21,068
The People's Insurance Company Group of China, Ltd., H Shares	302,000	264,202
Tianqi Lithium Corp., Class A (A)	3,000	20,093
Tingyi Cayman Islands Holding Corp.	76,000	101,527
Tongcheng Travel Holdings, Ltd.	41,600	122,889
TongFu Microelectronics Company, Ltd., Class A	3,100	17,529
Tongling Nonferrous Metals Group Company, Ltd., Class A	26,300	19,852
Tongwei Company, Ltd., Class A (A)	9,300	29,184
TravelSky Technology, Ltd., H Shares	31,000	42,319
Trina Solar Company, Ltd., Class A (A)	4,405	10,775
Tsingtao Brewery Company, Ltd., Class A	1,400	12,982
Tsingtao Brewery Company, Ltd., H Shares	22,000	149,700
Unigroup Guoxin Microelectronics Company, Ltd., Class A	1,679	21,359
Unisplendour Corp., Ltd., Class A	5,320	22,668
Verisilicon Microelectronics Shanghai Company, Ltd., Class A (A)	1,072	27,652
Victory Giant Technology Huizhou Company, Ltd., Class A	2,800	112,818
Vipshop Holdings, Ltd., ADR	13,100	257,284
Wanhua Chemical Group Company, Ltd., Class A	7,000	65,608
Weichai Power Company, Ltd., Class A	14,100	27,837
Weichai Power Company, Ltd., H Shares	64,720	115,782
Wens Foodstuff Group Company, Ltd., Class A	14,160	37,082
Western Mining Company, Ltd., Class A	4,900	15,198
Western Securities Company, Ltd., Class A	9,300	11,223
Wingtech Technology Company, Ltd., Class A (A)	2,500	16,364
Wintime Energy Group Company, Ltd., Class A	46,100	10,581
Wuhan Guide Infrared Company, Ltd., Class A (A)	8,900	15,470
Wuliangye Yibin Company, Ltd., Class A	8,600	147,050
WUS Printed Circuit Kunshan Company, Ltd., Class A	4,180	43,354
WuXi AppTec Company, Ltd., Class A	5,544	87,771
WuXi AppTec Company, Ltd., H Shares (B)	12,106	185,223
WuXi Biologics Cayman, Inc. (A)(B)	124,500	657,424
WuXi XDC Cayman, Inc. (A)	10,400	105,025
XCMG Construction Machinery Company, Ltd., Class A	23,900	38,671
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Xiamen C & D, Inc., Class A	6,200	$8,942
Xiaomi Corp., Class B (A)(B)	610,400	4,242,247
Xinjiang Daqo New Energy Company, Ltd., Class A (A)	3,610	14,629
Xinyi Solar Holdings, Ltd.	172,835	76,269
XPeng, Inc., A Shares (A)	43,400	509,944
Yadea Group Holdings, Ltd. (B)	43,978	78,289
Yangzijiang Shipbuilding Holdings, Ltd.	90,700	237,295
Yankuang Energy Group Company, Ltd., Class A	10,140	18,978
Yankuang Energy Group Company, Ltd., H Shares	124,680	162,988
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	2,100	16,457
Yealink Network Technology Corp., Ltd., Class A	2,600	13,555
Yifeng Pharmacy Chain Company, Ltd., Class A	2,520	8,739
Yihai Kerry Arawana Holdings Company, Ltd., Class A	2,900	12,876
Yonghui Superstores Company, Ltd., Class A (A)	33,000	21,766
Yonyou Network Technology Company, Ltd., Class A (A)	5,200	11,455
Youngor Fashion Company, Ltd., Class A	9,600	10,005
YTO Express Group Company, Ltd., Class A	7,000	18,063
Yum China Holdings, Inc.	13,400	575,128
Yunnan Aluminium Company, Ltd., Class A	7,200	20,919
Yunnan Baiyao Group Company, Ltd., Class A	3,920	31,294
Yunnan Yuntianhua Company, Ltd., Class A	3,800	14,326
Yutong Bus Company, Ltd., Class A	4,600	17,602
Zangge Mining Company, Ltd., Class A	3,300	27,099
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	27,655
Zhaojin Mining Industry Company, Ltd., H Shares	65,000	259,995
Zhejiang China Commodities City Group Company, Ltd., Class A	11,400	29,806
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	20,737
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	13,624
Zhejiang Expressway Company, Ltd., H Shares	68,610	63,361
Zhejiang Huayou Cobalt Company, Ltd., Class A	3,300	30,659
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	2,600	16,652
Zhejiang Juhua Company, Ltd., Class A	5,600	31,558
Zhejiang Leapmotor Technology Company, Ltd., H Shares (A)(B)	17,300	147,595
Zhejiang Longsheng Group Company, Ltd., Class A	6,800	9,536
Zhejiang NHU Company, Ltd., Class A	6,912	23,161
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	3,600	24,567
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A	4,500	11,436
Zhejiang Weiming Environment Protection Company, Ltd., Class A	3,500	9,709

69

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Zheneng Electric Power Company, Ltd., Class A	22,900	$15,939
Zheshang Securities Company, Ltd., Class A	8,100	13,149
Zhongji Innolight Company, Ltd., Class A	2,240	127,851
Zhongjin Gold Corp., Ltd., Class A	9,800	30,094
Zhongtai Securities Company, Ltd., Class A	14,100	13,796
Zhuzhou CRRC Times Electric Company, Ltd., Class A	1,804	13,387
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	18,000	98,919
Zijin Mining Group Company, Ltd., Class A	41,700	172,535
Zijin Mining Group Company, Ltd., H Shares	203,469	850,708
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	16,117
ZTE Corp., Class A	7,600	48,910
ZTE Corp., H Shares	25,887	117,977
ZTO Express Cayman, Inc.	15,400	291,336
		97,205,712
Colombia - 0.0%
Grupo Cibest SA, ADR	3,847	199,813
Czech Republic - 0.0%
CEZ AS	5,755	357,402
Komercni banka AS	2,506	125,768
Moneta Money Bank AS (B)	9,000	71,829
		554,999
Denmark - 1.2%
A.P. Moller - Maersk A/S, Series A	99	194,197
A.P. Moller - Maersk A/S, Series B	164	322,387
Carlsberg A/S, Class B	3,454	402,038
Coloplast A/S, B Shares	4,442	382,856
Danske Bank A/S	24,190	1,033,265
Demant A/S (A)	3,300	114,880
DSV A/S	7,227	1,443,742
Genmab A/S (A)	2,266	699,170
Novo Nordisk A/S, Class B	114,924	6,399,155
Novonesis A/S, B Shares	12,367	761,115
Orsted A/S (A)(B)	5,901	102,645
Pandora A/S	2,888	377,599
ROCKWOOL A/S, B Shares	3,520	131,230
Tryg A/S	11,535	292,864
Vestas Wind Systems A/S	35,571	676,675
		13,333,818
Egypt - 0.0%
Commercial International Bank Egypt SAE	79,768	168,383
Eastern Company SAE	49,043	43,662
Talaat Moustafa Group	32,709	38,877
		250,922
Finland - 0.7%
Elisa OYJ	4,868	255,513
Fortum OYJ	16,798	318,838
Kesko OYJ, B Shares	9,739	207,265
Kone OYJ, B Shares	12,120	826,697
Metso OYJ	22,595	311,457
Neste OYJ	14,709	270,260
Nokia OYJ	131,593	632,806
Nokia OYJ (Euronext Paris Exchange)	56,247	269,665
Nordea Bank ABP	3,099	51,021
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Nordea Bank ABP (Nasdaq Stockholm Exchange)	108,931	$1,790,862
Orion OYJ, Class B	3,780	290,204
Sampo OYJ, A Shares	86,409	993,442
Stora Enso OYJ, R Shares	20,482	225,403
UPM-Kymmene OYJ	18,718	512,624
Wartsila OYJ ABP	17,716	531,387
		7,487,444
France - 6.5%
Accor SA	6,830	324,497
Aeroports de Paris SA	1,190	157,651
Air Liquide SA	20,625	4,297,367
Airbus SE	21,188	4,947,959
Alstom SA (A)	12,620	330,221
Amundi SA (B)	2,060	163,718
Arkema SA	2,115	134,108
AXA SA	63,180	3,029,807
BioMerieux	1,432	192,201
BNP Paribas SA	36,290	3,319,193
Bollore SE	24,915	141,297
Bouygues SA	6,976	314,644
Bureau Veritas SA	11,003	345,114
Capgemini SE	5,804	846,675
Carrefour SA	19,340	293,094
Cie de Saint-Gobain SA	16,016	1,735,363
Cie Generale des Etablissements Michelin SCA	23,832	858,281
Covivio SA	1,990	134,125
Credit Agricole SA	38,090	750,606
Danone SA	22,899	1,995,269
Dassault Aviation SA	697	234,801
Dassault Systemes SE	23,899	803,989
Edenred SE	8,717	207,593
Eiffage SA	2,589	331,698
Engie SA	65,128	1,400,029
EssilorLuxottica SA	10,790	3,514,891
FDJ UNITED	3,888	130,373
Gecina SA	1,546	155,311
Getlink SE	10,201	188,101
Hermes International SCA	1,129	2,776,262
Ipsen SA	1,268	170,263
Kering SA	2,611	874,941
Klepierre SA	8,046	314,116
Legrand SA	9,260	1,538,656
L'Oreal SA	8,574	3,725,302
LVMH Moet Hennessy Louis Vuitton SE	8,923	5,491,061
Orange SA	66,397	1,077,027
Pernod Ricard SA	7,172	706,090
Publicis Groupe SA	8,062	775,835
Renault SA	6,965	286,390
Rexel SA	7,770	255,814
Safran SA	12,840	4,556,529
Sanofi SA	40,046	3,792,123
Sartorius Stedim Biotech	1,029	209,704
Schneider Electric SE	18,877	5,313,365
Schneider Electric SE (Euronext London Exchange)	623	175,167
Societe Generale SA	25,684	1,709,950
Sodexo SA	3,211	202,596
Teleperformance SE	1,842	137,586
Thales SA	3,332	1,053,296
TotalEnergies SE	73,262	4,462,297
Unibail-Rodamco-Westfield (A)	3,997	420,944
Unibail-Rodamco-Westfield, CHESS Depositary Interest (A)(D)	7,913	41,546

70

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Veolia Environnement SA	22,469	$766,240
Vinci SA	17,653	2,453,278
		74,564,354
Germany - 5.8%
adidas AG	6,053	1,282,522
Allianz SE	13,770	5,793,423
BASF SE	31,826	1,590,166
Bayer AG	35,031	1,166,226
Bayerische Motoren Werke AG	10,337	1,041,841
Beiersdorf AG	3,535	369,889
Brenntag SE	4,572	273,967
Commerzbank AG	27,478	1,040,375
Continental AG	4,004	264,889
Covestro AG (A)	6,482	443,790
CTS Eventim AG & Company KGaA	2,198	215,788
Daimler Truck Holding AG	17,301	715,425
Delivery Hero SE (A)(B)	6,759	194,081
Deutsche Bank AG	65,997	2,337,341
Deutsche Boerse AG	6,714	1,797,953
Deutsche Lufthansa AG	20,091	170,517
Deutsche Telekom AG	124,465	4,240,465
DHL Group	33,971	1,518,078
E.ON SE	80,057	1,507,915
Evonik Industries AG	9,028	156,989
Fresenius Medical Care AG	7,738	408,858
Fresenius SE & Company KGaA	15,063	841,805
GEA Group AG	5,625	415,869
Hannover Rueck SE	2,124	640,937
Heidelberg Materials AG	4,810	1,087,283
Henkel AG & Company KGaA	3,543	262,986
Hensoldt AG	2,267	295,261
Infineon Technologies AG	46,567	1,826,835
Knorr-Bremse AG	2,587	243,408
LEG Immobilien SE	2,553	203,469
Mercedes-Benz Group AG	25,751	1,623,089
Merck KGaA	4,533	588,134
MTU Aero Engines AG	1,919	885,309
Muenchener Rueckversicherungs-Gesellschaft AG	4,770	3,045,529
Nemetschek SE	2,010	262,309
Rational AG	172	131,439
Rheinmetall AG	1,638	3,831,573
RWE AG	22,545	1,002,775
SAP SE	37,235	9,970,341
Scout24 SE (B)	2,729	342,374
Siemens AG	27,100	7,316,421
Siemens Energy AG (A)	24,227	2,848,596
Siemens Healthineers AG (B)	11,899	644,525
Symrise AG	4,743	412,501
Talanx AG	2,354	313,853
Vonovia SE	26,430	825,987
Zalando SE (A)(B)	7,664	235,195
		66,628,301
Greece - 0.2%
Alpha Bank SA	82,858	352,400
Eurobank Ergasias Services and Holdings SA	91,237	352,938
FF Group (A)(D)	1,869	0
Hellenic Telecommunications Organization SA	5,794	109,723
JUMBO SA	3,913	134,299
National Bank of Greece SA	31,216	454,551
OPAP SA	7,073	164,953
Piraeus Financial Holdings SA (A)	36,819	312,750
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece (continued)
Public Power Corp. SA	6,989	$115,184
		1,996,798
Hong Kong - 1.7%
AIA Group, Ltd.	382,200	3,662,991
Alibaba Health Information Technology, Ltd. (A)	194,000	165,217
Beijing Enterprises Holdings, Ltd.	19,786	84,502
Beijing Enterprises Water Group, Ltd.	126,000	38,724
BOC Hong Kong Holdings, Ltd.	132,328	619,926
Bosideng International Holdings, Ltd.	182,000	108,568
C&D International Investment Group, Ltd.	27,256	62,682
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	428,695	0
China Gas Holdings, Ltd.	106,663	104,296
China Merchants Port Holdings Company, Ltd.	52,898	99,035
China Overseas Land & Investment, Ltd.	131,382	241,964
China Power International Development, Ltd.	185,000	76,776
China Resources Beer Holdings Company, Ltd.	55,979	196,956
China Resources Gas Group, Ltd.	30,000	76,357
China Resources Land, Ltd.	110,964	432,481
China Resources Power Holdings Company, Ltd.	76,244	174,638
China Ruyi Holdings, Ltd. (A)	304,000	115,879
China State Construction International Holdings, Ltd.	71,250	90,732
China Taiping Insurance Holdings Company, Ltd.	60,500	118,262
Chow Tai Fook Jewellery Group, Ltd.	80,800	161,470
CK Asset Holdings, Ltd.	68,546	331,975
CK Hutchison Holdings, Ltd.	94,163	618,649
CK Infrastructure Holdings, Ltd.	21,272	139,562
CLP Holdings, Ltd.	58,900	487,356
Far East Horizon, Ltd.	66,000	58,250
Futu Holdings, Ltd., ADR	2,200	382,602
Galaxy Entertainment Group, Ltd.	77,000	423,373
GCL Technology Holdings, Ltd. (A)	759,000	127,787
Geely Automobile Holdings, Ltd.	217,000	543,899
Guangdong Investment, Ltd.	99,220	90,181
Hang Seng Bank, Ltd.	27,319	415,711
Henderson Land Development Company, Ltd.	55,324	194,877
HKT Trust & HKT, Ltd.	145,233	214,730
Hong Kong & China Gas Company, Ltd.	404,091	350,667
Hong Kong Exchanges & Clearing, Ltd.	42,714	2,424,898
Hongkong Land Holdings, Ltd.	37,200	235,484
Jardine Matheson Holdings, Ltd.	5,900	372,332
Kunlun Energy Company, Ltd.	134,000	119,685
Link REIT	90,646	465,738
MTR Corp., Ltd.	59,022	199,883
NetEase Cloud Music, Inc. (A)(B)	3,100	103,177
Orient Overseas International, Ltd.	4,500	72,945
Power Assets Holdings, Ltd.	49,582	313,836
Prudential PLC	92,854	1,299,928
Sino Biopharmaceutical, Ltd.	346,500	361,162
Sino Land Company, Ltd.	138,789	175,474
SITC International Holdings Company, Ltd.	52,000	200,206
Sun Hung Kai Properties, Ltd.	51,130	611,594
Swire Pacific, Ltd., Class A	14,663	124,231
Techtronic Industries Company, Ltd.	51,500	658,336
The Wharf Holdings, Ltd.	37,000	105,744

71

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Want Want China Holdings, Ltd.	163,000	$110,590
WH Group, Ltd. (B)	297,343	322,008
Wharf Real Estate Investment Company, Ltd.	62,876	185,660
		19,473,986
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	15,526	126,175
OTP Bank NYRT	8,008	692,719
Richter Gedeon NYRT	4,794	145,855
		964,749
India - 4.6%
ABB India, Ltd.	1,809	105,925
Adani Enterprises, Ltd.	5,762	162,926
Adani Ports & Special Economic Zone, Ltd.	19,257	305,009
Adani Power, Ltd. (A)	101,525	165,816
Alkem Laboratories, Ltd.	1,469	89,783
Ambuja Cements, Ltd.	21,958	141,373
APL Apollo Tubes, Ltd.	6,432	121,830
Apollo Hospitals Enterprise, Ltd.	3,469	290,698
Ashok Leyland, Ltd.	99,152	159,620
Asian Paints, Ltd.	13,278	351,846
Astral, Ltd.	4,648	71,691
AU Small Finance Bank, Ltd. (B)	12,818	105,595
Aurobindo Pharma, Ltd.	9,153	112,210
Avenue Supermarts, Ltd. (A)(B)	5,630	283,016
Axis Bank, Ltd.	81,732	1,040,668
Bajaj Auto, Ltd.	2,390	234,373
Bajaj Finance, Ltd.	99,470	1,119,297
Bajaj Finserv, Ltd.	13,664	307,886
Bajaj Holdings & Investment, Ltd.	912	123,271
Balkrishna Industries, Ltd.	2,611	67,594
Bank of Baroda	35,251	102,637
Bharat Electronics, Ltd.	130,326	593,003
Bharat Forge, Ltd.	8,648	117,705
Bharat Heavy Electricals, Ltd.	35,988	96,817
Bharat Petroleum Corp., Ltd.	51,282	196,019
Bharti Airtel, Ltd.	91,497	1,939,853
Bosch, Ltd.	260	112,197
Britannia Industries, Ltd.	3,751	253,739
BSE, Ltd.	6,984	160,590
Canara Bank	63,900	89,247
CG Power & Industrial Solutions, Ltd.	25,283	211,327
Cholamandalam Investment and Finance Company, Ltd.	14,529	263,274
Cipla, Ltd.	19,879	337,650
Coal India, Ltd.	64,781	284,394
Colgate-Palmolive India, Ltd.	4,685	117,631
Container Corp. of India, Ltd.	11,441	67,592
Coromandel International, Ltd.	4,202	106,527
Cummins India, Ltd.	4,680	207,182
Dabur India, Ltd.	21,327	117,913
Divi's Laboratories, Ltd.	4,260	273,997
Dixon Technologies India, Ltd.	1,289	237,424
DLF, Ltd.	25,583	206,007
Dr. Reddy's Laboratories, Ltd.	1,570	21,844
Dr. Reddy's Laboratories, Ltd., ADR	18,540	259,189
Eicher Motors, Ltd.	4,712	372,295
Eternal, Ltd. (A)	86,090	316,339
FSN E-Commerce Ventures, Ltd. (A)	40,782	107,604
GAIL India, Ltd.	3,491	6,932
GAIL India, Ltd., GDR	12,953	149,267
GMR Airports, Ltd. (A)	83,177	81,577
Godrej Consumer Products, Ltd.	14,095	185,523
Godrej Properties, Ltd. (A)	5,627	125,574
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Grasim Industries, Ltd.	9,706	$302,779
Havells India, Ltd.	8,636	146,201
HCL Technologies, Ltd.	33,867	529,018
HDFC Asset Management Company, Ltd. (B)	3,310	205,896
HDFC Bank, Ltd.	403,838	4,334,636
HDFC Life Insurance Company, Ltd. (B)	33,493	284,786
Hero MotoCorp, Ltd.	4,132	254,835
Hindalco Industries, Ltd.	48,079	413,727
Hindustan Aeronautics, Ltd.	7,067	377,678
Hindustan Petroleum Corp., Ltd.	34,143	170,134
Hindustan Unilever, Ltd.	28,966	821,067
Hitachi Energy India, Ltd.	477	96,701
Hyundai Motor India, Ltd.	5,657	164,621
ICICI Bank, Ltd.	103,117	1,563,807
ICICI Bank, Ltd., ADR	42,418	1,282,296
ICICI Lombard General Insurance Company, Ltd. (B)	8,129	172,717
ICICI Prudential Life Insurance Company, Ltd. (B)	11,948	80,071
IDFC First Bank, Ltd.	119,836	94,311
Indian Oil Corp., Ltd.	97,345	164,281
Indian Railway Catering & Tourism Corp., Ltd.	7,983	62,982
Indus Towers, Ltd. (A)	47,036	182,380
IndusInd Bank, Ltd. (A)	20,069	166,344
Info Edge India, Ltd.	12,707	188,171
Infosys, Ltd.	4,319	70,285
Infosys, Ltd., ADR (E)	114,159	1,857,367
InterGlobe Aviation, Ltd. (B)	6,756	424,461
ITC, Ltd.	107,095	484,292
Jindal Stainless, Ltd.	11,602	97,160
Jindal Steel, Ltd.	15,135	181,286
Jio Financial Services, Ltd.	102,813	339,906
JSW Energy, Ltd.	15,581	93,464
JSW Steel, Ltd.	21,158	271,874
Jubilant Foodworks, Ltd.	13,701	95,409
Kalyan Jewellers India, Ltd.	14,477	74,235
Kotak Mahindra Bank, Ltd.	38,512	864,918
Larsen & Toubro, Ltd.	24,028	992,224
Lodha Developers, Ltd. (B)	10,508	135,092
LTIMindtree, Ltd. (B)	2,498	145,083
Lupin, Ltd.	7,879	170,655
Mahindra & Mahindra, Ltd.	3,736	144,526
Mahindra & Mahindra, Ltd., GDR	29,450	1,131,413
Mankind Pharma, Ltd.	4,645	127,247
Marico, Ltd.	17,795	139,768
Maruti Suzuki India, Ltd.	4,407	796,271
Max Healthcare Institute, Ltd.	26,906	339,444
Mphasis, Ltd.	3,967	118,654
MRF, Ltd.	80	131,584
Muthoot Finance, Ltd.	4,018	139,078
Nestle India, Ltd.	23,356	303,510
NHPC, Ltd.	106,146	103,110
NMDC, Ltd.	106,008	91,469
NTPC, Ltd.	153,697	589,812
Oberoi Realty, Ltd.	4,466	79,976
Oil & Natural Gas Corp., Ltd.	110,780	298,654
Oil India, Ltd.	17,099	79,672
Oracle Financial Services Software, Ltd.	760	71,934
Page Industries, Ltd.	212	97,256
PB Fintech, Ltd. (A)	12,509	239,797
Persistent Systems, Ltd.	3,957	215,176
Petronet LNG, Ltd.	25,955	81,573
PI Industries, Ltd.	2,778	109,752

72

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Pidilite Industries, Ltd.	10,508	$173,419
Polycab India, Ltd.	1,852	151,963
Power Finance Corp., Ltd.	51,161	236,745
Power Grid Corp. of India, Ltd.	163,799	517,052
Prestige Estates Projects, Ltd.	6,144	104,491
Punjab National Bank	75,867	96,636
Rail Vikas Nigam, Ltd.	18,264	70,328
REC, Ltd.	45,358	189,790
Reliance Industries, Ltd.	47,488	729,406
Reliance Industries, Ltd., GDR (B)	42,453	2,593,209
Samvardhana Motherson International, Ltd.	174,754	208,115
SBI Cards & Payment Services, Ltd.	9,870	97,520
SBI Life Insurance Company, Ltd. (B)	16,080	324,517
Shree Cement, Ltd.	305	101,162
Shriram Finance, Ltd.	50,288	349,680
Siemens, Ltd.	3,067	107,863
Solar Industries India, Ltd.	956	143,858
SRF, Ltd.	4,927	156,644
State Bank of India	3,731	36,679
State Bank of India, GDR	5,914	581,918
Sun Pharmaceutical Industries, Ltd.	34,222	617,489
Sundaram Finance, Ltd.	2,348	111,588
Supreme Industries, Ltd.	2,145	102,515
Suzlon Energy, Ltd. (A)	335,422	207,442
Swiggy, Ltd. (A)	31,144	147,984
Tata Communications, Ltd.	3,897	70,936
Tata Consultancy Services, Ltd.	32,254	1,050,790
Tata Consumer Products, Ltd.	20,545	262,141
Tata Elxsi, Ltd.	1,170	68,884
Tata Motors, Ltd.	72,198	555,138
Tata Steel, Ltd.	26,136	49,788
Tata Steel, Ltd., GDR	23,852	455,154
Tech Mahindra, Ltd.	18,580	292,765
The Indian Hotels Company, Ltd.	30,454	247,349
The Phoenix Mills, Ltd.	6,924	121,213
The Tata Power Company, Ltd.	57,820	253,852
Titan Company, Ltd.	12,663	480,940
Torrent Pharmaceuticals, Ltd.	4,375	177,562
Torrent Power, Ltd.	5,925	81,275
Trent, Ltd.	6,465	341,031
Tube Investments of India, Ltd.	3,625	127,091
TVS Motor Company, Ltd.	8,184	317,619
UltraTech Cement, Ltd.	3,177	438,097
UltraTech Cement, Ltd., GDR	1,026	141,232
Union Bank of India, Ltd.	51,073	79,798
United Spirits, Ltd.	10,125	152,239
UPL, Ltd.	17,111	126,748
Varun Beverages, Ltd.	47,086	235,324
Vedanta, Ltd.	47,644	249,967
Vishal Mega Mart, Ltd. (A)	74,851	125,375
Vodafone Idea, Ltd. (A)	832,452	76,985
Voltas, Ltd.	7,546	114,571
WAAREE Energies, Ltd. (A)	3,075	115,319
Wipro, Ltd.	2,274	6,127
Wipro, Ltd., ADR (E)	88,126	231,771
Yes Bank, Ltd. (A)	506,651	121,442
Zydus Lifesciences, Ltd.	8,814	97,819
		52,290,477
Indonesia - 0.3%
Amman Mineral Internasional PT (A)	517,500	224,312
Astra International Tbk PT	721,800	250,321
Bank Central Asia Tbk PT	1,978,100	905,891
Bank Mandiri Persero Tbk PT	1,309,248	346,020
Bank Negara Indonesia Persero Tbk PT	553,000	136,426
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Bank Rakyat Indonesia Persero Tbk PT	2,431,948	$570,006
Barito Pacific Tbk PT (A)	733,695	165,367
Chandra Asri Pacific Tbk PT	308,500	143,175
Charoen Pokphand Indonesia Tbk PT	276,000	77,250
Dian Swastatika Sentosa Tbk PT (A)	34,350	219,071
GoTo Gojek Tokopedia Tbk PT (A)	31,738,300	103,153
Indofood CBP Sukses Makmur Tbk PT	74,500	42,402
Indofood Sukses Makmur Tbk PT	147,500	63,999
Kalbe Farma Tbk PT	855,000	58,136
Petrindo Jaya Kreasi Tbk PT	802,300	78,237
Sumber Alfaria Trijaya Tbk PT	655,300	75,973
Telkom Indonesia Persero Tbk PT	1,699,700	312,960
Telkom Indonesia Persero Tbk PT, ADR	358	6,738
United Tractors Tbk PT	55,279	88,895
		3,868,332
Ireland - 0.8%
AerCap Holdings NV	6,800	822,800
AIB Group PLC	74,725	681,250
Bank of Ireland Group PLC	36,548	605,139
DCC PLC	3,357	216,097
Experian PLC	32,652	1,640,017
James Hardie Industries PLC, CHESS Depositary Interest (A)	20,648	383,214
Kerry Group PLC, Class A	544	49,111
Kerry Group PLC, Class A (London Stock Exchange)	5,260	476,238
Kingspan Group PLC	226	18,896
Kingspan Group PLC (London Stock Exchange) (A)	5,232	435,399
PDD Holdings, Inc., ADR (A)	25,300	3,343,901
Ryanair Holdings PLC	30,317	885,939
		9,558,001
Israel - 0.6%
Azrieli Group, Ltd.	1,424	141,259
Bank Hapoalim BM	44,745	909,540
Bank Leumi Le-Israel BM	54,437	1,072,550
Check Point Software Technologies, Ltd. (A)	3,116	644,732
CyberArk Software, Ltd. (A)	1,700	821,355
Elbit Systems, Ltd.	969	492,973
ICL Group, Ltd.	27,153	169,550
Isracard, Ltd.	1	2
Israel Discount Bank, Ltd., Class A	44,642	441,051
Mizrahi Tefahot Bank, Ltd.	5,543	364,207
Monday.com, Ltd. (A)	1,400	271,166
Nice, Ltd. (A)	2,200	318,701
Nova, Ltd. (A)	1,046	332,624
Teva Pharmaceutical Industries, Ltd. (A)	33,126	668,406
Teva Pharmaceutical Industries, Ltd., ADR (A)	8,700	175,740
The Phoenix Holdings, Ltd.	8,063	301,912
Wix.com, Ltd. (A)	1,900	337,497
		7,463,265
Italy - 1.9%
Banca Mediolanum SpA	7,974	160,156
Banco BPM SpA	45,364	680,847
BPER Banca SpA	52,183	580,389
Davide Campari-Milano NV	21,368	135,122
Enel SpA	290,019	2,748,383
Eni SpA	72,987	1,276,990
Ferrari NV	4,495	2,178,825
FinecoBank SpA	22,046	478,480
Generali	30,416	1,195,353
Infrastrutture Wireless Italiane SpA (B)	11,205	131,675

73

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Intesa Sanpaolo SpA	508,240	$3,364,139
Leonardo SpA	14,406	921,794
Mediobanca Banca di Credito Finanziario SpA	18,112	367,057
Moncler SpA	8,302	488,602
Nexi SpA (B)	20,345	115,261
Poste Italiane SpA (B)	16,613	394,909
Prysmian SpA	10,020	997,208
Recordati Industria Chimica e Farmaceutica SpA	4,175	254,822
Snam SpA	70,720	424,620
Telecom Italia SpA (A)	387,741	203,154
Terna - Rete Elettrica Nazionale	49,344	500,768
UniCredit SpA	49,989	3,803,926
Unipol Assicurazioni SpA	13,849	297,721
		21,700,201
Japan - 13.6%
Advantest Corp.	27,200	2,691,242
Aeon Company, Ltd.	79,500	964,991
AGC, Inc.	7,300	238,070
Aisin Corp.	19,100	329,860
Ajinomoto Company, Inc.	33,000	946,084
ANA Holdings, Inc.	5,300	102,393
Asahi Group Holdings, Ltd.	51,700	619,827
Asahi Kasei Corp.	42,800	336,396
Asics Corp.	24,900	651,570
Astellas Pharma, Inc.	63,300	689,969
Bandai Namco Holdings, Inc.	20,997	698,602
Bridgestone Corp.	20,100	928,984
Canon, Inc.	33,300	971,797
Capcom Company, Ltd.	12,000	325,812
Central Japan Railway Company	27,200	779,814
Chubu Electric Power Company, Inc.	22,000	305,536
Chugai Pharmaceutical Company, Ltd.	23,800	1,055,161
Concordia Financial Group, Ltd.	39,100	299,352
Dai Nippon Printing Company, Ltd.	14,000	238,066
Daifuku Company, Ltd.	11,700	374,446
Dai-ichi Life Holdings, Inc.	128,700	1,012,376
Daiichi Sankyo Company, Ltd.	62,000	1,395,012
Daikin Industries, Ltd.	9,400	1,083,464
Daito Trust Construction Company, Ltd.	10,000	219,412
Daiwa House Industry Company, Ltd.	20,800	747,032
Daiwa Securities Group, Inc.	47,000	381,925
Denso Corp.	67,500	971,439
Disco Corp.	3,300	1,034,683
East Japan Railway Company	34,400	841,384
Eisai Company, Ltd.	9,600	324,315
ENEOS Holdings, Inc.	98,411	623,257
FANUC Corp.	33,400	959,814
Fast Retailing Company, Ltd.	6,800	2,065,239
Fuji Electric Company, Ltd.	4,600	308,355
FUJIFILM Holdings Corp.	39,900	992,245
Fujikura, Ltd.	8,800	860,789
Fujitsu, Ltd.	62,600	1,468,491
Hankyu Hanshin Holdings, Inc.	8,400	247,708
Hikari Tsushin, Inc.	600	167,141
Hitachi, Ltd.	163,400	4,328,967
Honda Motor Company, Ltd.	141,300	1,458,120
Hoya Corp.	12,300	1,700,724
Hulic Company, Ltd.	15,600	170,888
Idemitsu Kosan Company, Ltd.	30,730	210,242
IHI Corp.	36,400	677,924
Inpex Corp.	30,900	556,375
Isuzu Motors, Ltd.	19,800	249,547
ITOCHU Corp.	42,400	2,412,491
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Airlines Company, Ltd.	4,700	$94,636
Japan Exchange Group, Inc.	35,900	400,894
Japan Post Bank Company, Ltd.	64,300	787,348
Japan Post Holdings Company, Ltd.	67,400	668,965
Japan Post Insurance Company, Ltd.	6,400	181,383
Japan Tobacco, Inc.	42,500	1,393,874
JFE Holdings, Inc.	19,800	242,968
Kajima Corp.	15,100	440,087
Kao Corp.	16,600	723,445
Kawasaki Heavy Industries, Ltd.	5,400	356,397
Kawasaki Kisen Kaisha, Ltd.	14,100	200,486
KDDI Corp.	112,100	1,787,830
Keyence Corp.	6,896	2,569,178
Kikkoman Corp.	23,100	195,623
Kirin Holdings Company, Ltd.	27,200	398,510
Kobe Bussan Company, Ltd.	5,500	151,582
Komatsu, Ltd.	33,900	1,180,981
Konami Group Corp.	3,600	519,343
Kubota Corp.	35,000	439,754
Kyocera Corp.	45,000	604,516
Kyowa Kirin Company, Ltd.	9,473	148,086
Lasertec Corp.	2,800	383,054
LY Corp.	99,300	318,754
M3, Inc.	16,200	262,251
Makita Corp.	8,700	281,979
Marubeni Corp.	50,200	1,252,601
MatsukiyoCocokara & Company	11,700	237,496
MEIJI Holdings Company, Ltd.	8,200	170,030
MINEBEA MITSUMI, Inc.	12,500	234,885
Mitsubishi Chemical Group Corp.	46,900	269,400
Mitsubishi Corp.	114,800	2,736,762
Mitsubishi Electric Corp.	67,400	1,731,084
Mitsubishi Estate Company, Ltd.	37,900	871,087
Mitsubishi HC Capital, Inc.	32,100	265,168
Mitsubishi Heavy Industries, Ltd.	114,300	2,991,127
Mitsubishi UFJ Financial Group, Inc.	408,800	6,594,504
Mitsui & Company, Ltd.	89,200	2,214,943
Mitsui Fudosan Company, Ltd.	94,100	1,024,383
Mitsui OSK Lines, Ltd.	12,000	364,314
Mizuho Financial Group, Inc.	89,710	3,015,678
MonotaRO Company, Ltd.	9,000	130,669
MS&AD Insurance Group Holdings, Inc.	45,900	1,039,448
Murata Manufacturing Company, Ltd.	59,500	1,129,551
NEC Corp.	46,200	1,478,820
Nexon Company, Ltd.	11,400	250,180
Nidec Corp.	29,200	519,026
Nintendo Company, Ltd.	39,400	3,408,858
Nippon Building Fund, Inc.	280	264,205
Nippon Paint Holdings Company, Ltd.	33,800	230,596
Nippon Sanso Holdings Corp.	6,500	230,202
Nippon Steel Corp.	173,000	712,542
Nippon Yusen KK	15,400	525,527
Nissan Motor Company, Ltd. (A)	75,800	184,344
Nissin Foods Holdings Company, Ltd.	7,100	133,733
Nitori Holdings Company, Ltd.	14,000	270,694
Nitto Denko Corp.	25,000	592,618
Nomura Holdings, Inc.	105,900	776,106
Nomura Research Institute, Ltd.	13,346	512,380
NTT, Inc.	1,065,500	1,113,789
Obayashi Corp.	22,500	369,304
Obic Company, Ltd.	11,700	407,785
Olympus Corp.	40,500	512,042
Oracle Corp. Japan	1,500	153,155
Oriental Land Company, Ltd.	38,300	921,998
ORIX Corp.	41,100	1,078,710

74

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Osaka Gas Company, Ltd.	13,200	$382,320
Otsuka Corp.	7,600	158,644
Otsuka Holdings Company, Ltd.	15,600	831,959
Pan Pacific International Holdings Corp.	67,000	441,124
Panasonic Holdings Corp.	82,100	891,121
Rakuten Group, Inc. (A)	52,800	342,390
Recruit Holdings Company, Ltd.	47,400	2,548,406
Renesas Electronics Corp.	60,000	690,311
Resona Holdings, Inc.	73,400	748,482
Ryohin Keikaku Company, Ltd.	18,000	358,149
Sanrio Company, Ltd.	6,400	300,416
SBI Holdings, Inc.	9,513	414,172
SCREEN Holdings Company, Ltd.	2,800	253,714
SCSK Corp.	5,400	161,639
Secom Company, Ltd.	14,800	542,973
Sekisui Chemical Company, Ltd.	13,400	249,463
Sekisui House, Ltd.	21,400	486,691
Seven & i Holdings Company, Ltd.	78,500	1,053,345
SG Holdings Company, Ltd.	12,400	128,084
Shimadzu Corp.	8,000	201,740
Shimano, Inc.	2,700	301,748
Shin-Etsu Chemical Company, Ltd.	60,200	1,971,160
Shionogi & Company, Ltd.	26,400	465,164
Shiseido Company, Ltd.	14,000	238,985
SMC Corp.	2,000	618,184
SoftBank Corp.	1,020,800	1,501,391
SoftBank Group Corp.	34,100	4,302,755
Sompo Holdings, Inc.	31,600	976,931
Sony Financial Group, Inc. (A)	219,300	243,197
Sony Group Corp.	219,300	6,304,152
Subaru Corp.	20,800	423,889
Sumitomo Corp.	38,900	1,125,493
Sumitomo Electric Industries, Ltd.	25,800	734,115
Sumitomo Metal Mining Company, Ltd.	9,200	296,194
Sumitomo Mitsui Financial Group, Inc.	131,500	3,699,471
Sumitomo Mitsui Trust Group, Inc.	23,100	670,455
Sumitomo Realty & Development Company, Ltd.	11,000	485,203
Suntory Beverage & Food, Ltd.	5,000	156,270
Suzuki Motor Corp.	55,100	802,194
Sysmex Corp.	18,000	222,522
T&D Holdings, Inc.	16,900	413,099
Taisei Corp.	5,800	398,560
Takeda Pharmaceutical Company, Ltd.	56,776	1,667,533
TDK Corp.	69,300	1,003,520
Terumo Corp.	47,000	775,336
The Chiba Bank, Ltd.	21,600	226,421
The Kansai Electric Power Company, Inc.	32,900	470,596
TIS, Inc.	7,800	257,284
Toho Company, Ltd.	4,067	261,439
Tokio Marine Holdings, Inc.	65,500	2,772,165
Tokyo Electron, Ltd.	16,000	2,836,271
Tokyo Gas Company, Ltd.	12,600	448,039
Tokyo Metro Company, Ltd.	10,100	115,759
Tokyu Corp.	17,900	218,298
TOPPAN Holdings, Inc.	8,300	212,663
Toray Industries, Inc.	50,800	324,092
Toyota Industries Corp.	5,800	652,317
Toyota Motor Corp.	337,900	6,489,863
Toyota Tsusho Corp.	24,600	680,985
Trend Micro, Inc.	4,600	251,771
Unicharm Corp.	40,500	262,671
West Japan Railway Company	16,200	355,232
Yakult Honsha Company, Ltd.	8,686	141,640
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yamaha Motor Company, Ltd.	31,500	$235,849
Yokogawa Electric Corp.	7,886	226,317
Zensho Holdings Company, Ltd.	3,400	222,113
ZOZO, Inc.	14,400	132,317
		155,445,765
Luxembourg - 0.1%
ArcelorMittal SA	16,521	596,012
CVC Capital Partners PLC (B)	7,461	130,278
Eurofins Scientific SE	4,949	360,914
Reinet Investments SCA	5,229	152,846
Tenaris SA	15,170	271,818
Zabka Group SA (A)	10,443	67,513
		1,579,381
Macau - 0.0%
Sands China, Ltd.	82,400	228,964
Malaysia - 0.4%
AMMB Holdings BHD	80,487	108,081
Axiata Group BHD	101,690	64,799
CELCOMDIGI BHD	124,000	109,045
CIMB Group Holdings BHD	280,228	489,655
Gamuda BHD	168,617	222,088
Hong Leong Bank BHD	23,269	113,482
IHH Healthcare BHD	75,900	136,135
IOI Corp. BHD	81,966	76,940
Kuala Lumpur Kepong BHD	18,132	88,785
Malayan Banking BHD	215,514	507,416
Maxis BHD	82,800	71,268
MISC BHD	45,780	79,441
Mr. D.I.Y Group M BHD (B)	115,950	45,242
Nestle Malaysia BHD	2,800	64,045
Petronas Chemicals Group BHD	99,800	100,518
Petronas Dagangan BHD	12,200	66,521
Petronas Gas BHD	27,300	120,022
Press Metal Aluminium Holdings BHD	130,600	183,479
Public Bank BHD	510,590	526,013
QL Resources BHD	52,700	54,364
RHB Bank BHD	62,165	97,457
SD Guthrie BHD	70,286	87,176
Sunway BHD	80,500	108,160
Telekom Malaysia BHD	43,415	73,087
Tenaga Nasional BHD	101,250	318,286
YTL Corp. BHD	113,900	75,404
YTL Power International BHD	84,300	84,506
		4,071,415
Mexico - 0.6%
Alfa SAB de CV, Class A	113,043	90,676
America Movil SAB de CV, Series B	657,032	689,554
Arca Continental SAB de CV	17,800	186,957
Cemex SAB de CV, Series CPO	540,349	485,661
Coca-Cola Femsa SAB de CV	18,112	150,278
Fibra Uno Administracion SA de CV	101,500	150,530
Fomento Economico Mexicano SAB de CV	61,420	605,195
Fresnillo PLC	7,889	251,649
Gruma SAB de CV, Class B	6,020	112,090
Grupo Aeroportuario del Centro Norte SAB de CV	9,800	126,487
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	14,200	334,439
Grupo Aeroportuario del Sureste SAB de CV, B Shares	6,560	211,875
Grupo Bimbo SAB de CV, Series A	44,984	159,809
Grupo Carso SAB de CV, Series A1	19,322	139,364
Grupo Comercial Chedraui SA de CV	10,100	80,277

75

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Financiero Banorte SAB de CV, Series O	91,362	$917,586
Grupo Financiero Inbursa SAB de CV, Series O	63,138	174,277
Grupo Mexico SAB de CV, Series B	109,666	954,289
Industrias Penoles SAB de CV (A)	6,883	307,526
Kimberly-Clark de Mexico SAB de CV, Class A	52,378	110,285
Prologis Property Mexico SA de CV	39,046	159,907
Promotora y Operadora de Infraestructura SAB de CV	5,800	79,392
Qualitas Controladora SAB de CV	7,000	63,825
Wal-Mart de Mexico SAB de CV	186,588	576,468
		7,118,396
Netherlands - 3.2%
ABN AMRO Bank NV (B)	20,808	667,513
Adyen NV (A)(B)	898	1,444,957
Aegon, Ltd.	46,032	371,111
Akzo Nobel NV	6,168	440,197
Argenx SE (A)	2,177	1,608,480
ASM International NV	1,671	1,007,866
ASML Holding NV	14,043	13,694,582
ASR Nederland NV	5,748	391,148
BE Semiconductor Industries NV	2,940	440,209
Euronext NV (B)	2,829	423,535
EXOR NV	3,503	342,859
Ferrovial SE	18,210	1,045,990
Heineken Holding NV	4,565	313,448
Heineken NV	10,270	804,236
IMCD NV	2,151	222,946
ING Groep NV	107,820	2,826,590
JDE Peet's NV	6,358	233,261
Koninklijke Ahold Delhaize NV	32,723	1,324,123
Koninklijke KPN NV	139,041	667,334
Koninklijke Philips NV	27,488	753,010
NEPI Rockcastle NV (A)	22,555	180,726
NN Group NV	9,653	680,708
Prosus NV (A)	46,689	3,301,622
QIAGEN NV	7,706	343,715
Randstad NV	3,735	159,258
Stellantis NV	37,873	351,522
Stellantis NV (Euronext Paris Exchange)	34,423	320,978
Universal Music Group NV	39,232	1,133,708
Wolters Kluwer NV	8,505	1,160,934
		36,656,566
New Zealand - 0.2%
Auckland International Airport, Ltd.	59,105	270,170
Contact Energy, Ltd.	28,583	150,810
Fisher & Paykel Healthcare Corp., Ltd.	20,719	444,993
Infratil, Ltd.	32,635	233,902
Meridian Energy, Ltd.	47,713	154,040
Xero, Ltd. (A)	5,874	612,923
		1,866,838
Norway - 0.4%
Aker BP ASA	10,753	272,904
DNB Bank ASA	31,611	861,589
Equinor ASA	29,876	728,559
Gjensidige Forsikring ASA	6,934	203,767
Kongsberg Gruppen ASA	15,685	501,251
Mowi ASA	16,033	339,188
Norsk Hydro ASA	48,185	327,616
Orkla ASA	24,150	252,484
Salmar ASA	2,325	124,326
Telenor ASA	21,695	359,996
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Yara International ASA	5,667	$207,718
		4,179,398
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	5,764	140,238
Credicorp, Ltd.	2,434	648,126
		788,364
Philippines - 0.1%
Ayala Corp.	8,920	74,016
Ayala Land, Inc.	253,800	106,279
Bank of the Philippine Islands	77,991	154,198
BDO Unibank, Inc.	85,293	194,860
International Container Terminal Services, Inc.	35,820	290,497
Jollibee Foods Corp.	18,900	69,410
Manila Electric Company	9,930	90,416
Metropolitan Bank & Trust Company	65,642	76,723
PLDT, Inc.	2,420	45,723
SM Investments Corp.	8,302	104,875
SM Prime Holdings, Inc.	348,244	134,388
		1,341,385
Poland - 0.3%
Allegro.eu SA (A)(B)	22,612	221,861
Bank Millennium SA (A)	21,629	86,194
Bank Polska Kasa Opieki SA	6,330	305,064
Budimex SA	455	63,787
CCC SA (A)	1,923	96,299
CD Projekt SA	2,349	175,132
Dino Polska SA (A)(B)	17,190	207,202
InPost SA (A)	8,484	104,452
KGHM Polska Miedz SA (A)	4,931	217,457
LPP SA	42	204,511
mBank SA (A)	508	126,047
ORLEN SA	21,026	500,984
PGE Polska Grupa Energetyczna SA (A)	36,175	106,956
Powszechna Kasa Oszczednosci Bank Polski SA	31,391	609,948
Powszechny Zaklad Ubezpieczen SA	21,961	328,871
Santander Bank Polska SA	1,488	193,480
		3,548,245
Portugal - 0.1%
Banco Comercial Portugues SA	296,627	263,330
EDP SA	110,532	524,582
Galp Energia SGPS SA	16,011	303,405
Jeronimo Martins SGPS SA	9,675	235,540
		1,326,857
Russia - 0.0%
Gazprom PJSC, ADR (A)(D)	3,680	0
Gazprom PJSC, ADR (London Stock Exchange) (A)(D)	251,662	0
LUKOIL PJSC, ADR (A)(D)	23,756	0
MMC Norilsk Nickel PJSC, ADR (A)(D)	39,185	0
Mobile TeleSystems PJSC, ADR (A)(D)	20,264	0
Novatek PJSC, GDR (A)(D)	3,057	0
Rosneft Oil Company PJSC, GDR (A)(D)	30,000	0
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (A)(D)	9,131	0
Sberbank of Russia PJSC, ADR (A)(D)	40,000	0
Sberbank of Russia PJSC, ADR (London Stock Exchange) (A)(D)	34,900	0
Severstal PAO, GDR (A)(D)	4,250	0
Surgutneftegas PJSC, ADR (A)(D)	22,274	0

76

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Russia (continued)
Surgutneftegas PJSC, ADR (London Stock Exchange) (A)(D)	23,070	$0
Tatneft PJSC, ADR (A)(D)	7,986	0
VTB Bank PJSC, GDR (A)(D)	50,760	0
		0
Saudi Arabia - 1.0%
ACWA Power Company (A)	5,400	308,436
Ades Holding Company	11,669	50,700
Al Rajhi Bank	69,890	1,997,120
Al Rajhi Company for Co-operative Insurance (A)	1,402	45,380
Alinma Bank	43,373	309,552
Almarai Company JSC	17,058	228,823
Arab National Bank	31,564	208,072
Arabian Internet & Communications Services Company	812	55,753
Bank AlBilad	26,130	200,831
Bank Al-Jazira (A)	22,318	76,312
Banque Saudi Fransi	42,947	204,523
Bupa Arabia for Cooperative Insurance Company	2,820	124,017
Dallah Healthcare Company	1,169	46,995
Dar Al Arkan Real Estate Development Company (A)	18,814	100,035
Dr Sulaiman Al Habib Medical Services Group Company	2,961	213,150
Elm Company	856	204,490
Etihad Etisalat Company	13,413	241,772
Jabal Omar Development Company (A)	20,618	106,778
Jarir Marketing Company	20,900	77,768
Makkah Construction & Development Company	3,494	83,111
Mouwasat Medical Services Company	3,348	65,811
Nahdi Medical Company	1,333	42,306
Riyad Bank	53,160	385,453
SABIC Agri-Nutrients Company	7,973	253,579
Sahara International Petrochemical Company	12,775	69,530
SAL Saudi Logistics Services	1,284	62,029
Saudi Arabian Mining Company (A)	47,527	811,190
Saudi Arabian Oil Company (B)	215,731	1,416,497
Saudi Aramco Base Oil Company	1,730	41,210
Saudi Awwal Bank	35,311	302,143
Saudi Basic Industries Corp.	31,563	518,137
Saudi Electricity Company	29,505	119,582
Saudi Research & Media Group (A)	1,230	59,915
Saudi Tadawul Group Holding Company	1,623	89,116
Saudi Telecom Company	71,316	838,614
The Company for Cooperative Insurance	2,532	91,866
The Saudi Investment Bank	20,926	79,565
The Saudi National Bank	104,835	1,094,786
Yanbu National Petrochemical Company	9,666	90,082
		11,315,029
Singapore - 1.2%
BOC Aviation, Ltd. (B)	7,400	66,116
CapitaLand Ascendas REIT	128,702	278,510
CapitaLand Integrated Commercial Trust	212,140	376,749
CapitaLand Investment, Ltd.	78,802	164,574
DBS Group Holdings, Ltd.	75,989	3,013,555
Genting Singapore, Ltd.	226,200	128,957
Grab Holdings, Ltd., Class A (A)	82,400	496,048
Keppel, Ltd.	51,969	359,717
Oversea-Chinese Banking Corp., Ltd.	120,702	1,538,904
Sea, Ltd., ADR (A)	13,600	2,430,728
Sembcorp Industries, Ltd.	30,200	141,100
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Singapore Airlines, Ltd.	51,250	$259,090
Singapore Exchange, Ltd.	30,900	396,675
Singapore Technologies Engineering, Ltd.	56,800	379,284
Singapore Telecommunications, Ltd.	265,040	847,351
Trip.com Group, Ltd.	22,150	1,679,802
United Overseas Bank, Ltd.	45,008	1,208,710
Wilmar International, Ltd.	72,000	159,228
		13,925,098
South Africa - 0.9%
Absa Group, Ltd.	29,798	312,711
Bid Corp., Ltd.	11,763	293,893
Capitec Bank Holdings, Ltd.	3,067	618,876
Clicks Group, Ltd.	8,355	170,400
Discovery, Ltd.	18,977	216,733
E Media Holdings, Ltd.	7,461	778
FirstRand, Ltd.	180,021	809,408
Gold Fields, Ltd.	32,013	1,340,556
Harmony Gold Mining Company, Ltd.	20,728	374,514
Impala Platinum Holdings, Ltd.	31,717	404,480
MTN Group, Ltd.	59,164	497,866
Naspers, Ltd., N Shares	5,574	2,025,433
Nedbank Group, Ltd.	16,333	202,154
Old Mutual, Ltd.	182,601	139,211
OUTsurance Group, Ltd.	28,715	119,229
Pepkor Holdings, Ltd. (B)	125,200	176,333
Remgro, Ltd.	17,781	172,968
Sanlam, Ltd.	65,358	316,357
Sasol, Ltd. (A)	19,396	120,697
Shoprite Holdings, Ltd.	17,628	280,071
Sibanye Stillwater, Ltd. (A)	101,005	285,698
Standard Bank Group, Ltd.	46,185	631,860
The Bidvest Group, Ltd.	11,986	147,083
Valterra Platinum, Ltd.	3,518	251,061
Valterra Platinum, Ltd. (London Stock Exchange)	4,636	330,923
Vodacom Group, Ltd.	21,952	169,625
		10,408,918
South Korea - 3.2%
Alteogen, Inc. (A)	1,400	460,753
Amorepacific Corp.	975	85,112
Celltrion, Inc.	5,842	722,813
Coway Company, Ltd.	1,819	127,668
DB Insurance Company, Ltd.	1,585	156,642
Doosan Bobcat, Inc. (A)	1,900	75,169
Doosan Company, Ltd.	265	102,193
Doosan Enerbility Company, Ltd. (A)	15,989	714,500
Ecopro BM Company, Ltd. (A)	1,656	133,637
Ecopro Company, Ltd.	3,437	116,476
Hana Financial Group, Inc.	10,253	637,480
Hanjin Kal Corp.	920	65,906
Hankook Tire & Technology Company, Ltd.	2,561	70,001
Hanmi Semiconductor Company, Ltd.	1,497	103,232
Hanwha Aerospace Company, Ltd.	1,221	965,610
Hanwha Ocean Company, Ltd. (A)	4,374	344,267
Hanwha Systems Company, Ltd.	2,695	114,558
HD Hyundai Company, Ltd.	1,555	172,546
HD Hyundai Electric Company, Ltd.	867	360,617
HD Hyundai Heavy Industries Company, Ltd.	768	282,089
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	1,463	428,687
HLB, Inc. (A)	4,042	108,970
HMM Company, Ltd.	9,425	135,064

77

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
HYBE Company, Ltd. (A)	858	$162,967
Hyosung Heavy Industries Corp.	200	191,900
Hyundai Glovis Company, Ltd.	1,298	153,126
Hyundai Mobis Company, Ltd.	2,188	465,508
Hyundai Motor Company	4,858	744,748
Hyundai Rotem Company, Ltd.	2,681	419,096
Industrial Bank of Korea	9,540	132,367
Kakao Corp.	10,776	458,830
KakaoBank Corp.	5,704	96,616
KB Financial Group, Inc.	13,290	1,096,901
Kia Corp.	8,406	603,356
Korea Aerospace Industries, Ltd.	2,519	194,502
Korea Electric Power Corp.	7,018	181,070
Korea Electric Power Corp., ADR	4,277	55,815
Korea Investment Holdings Company, Ltd.	1,446	149,550
Korea Zinc Company, Ltd.	182	119,511
Korean Air Lines Company, Ltd.	6,728	109,085
Krafton, Inc. (A)	992	207,133
KT&G Corp.	3,672	349,788
LG Chem, Ltd.	1,733	344,033
LG Corp.	3,251	166,990
LG Display Company, Ltd. (A)	9,494	97,475
LG Display Company, Ltd., ADR (A)	2,454	12,810
LG Electronics, Inc.	3,973	214,308
LG Energy Solution, Ltd. (A)	1,620	401,981
LG H&H Company, Ltd.	358	73,067
LG Uplus Corp.	9,062	99,120
LIG Nex1 Company, Ltd.	471	172,969
LS Electric Company, Ltd.	526	106,991
Meritz Financial Group, Inc.	3,559	288,695
Mirae Asset Securities Company, Ltd.	7,084	108,183
NAVER Corp.	5,085	975,744
NH Investment & Securities Company, Ltd.	5,165	71,523
Orion Corp.	821	60,620
POSCO Future M Company, Ltd. (A)	1,184	121,272
POSCO Holdings, Inc.	2,532	497,666
Posco International Corp.	1,782	61,596
Samsung Biologics Company, Ltd. (A)(B)	634	451,819
Samsung C&T Corp.	3,239	426,534
Samsung Electro-Mechanics Company, Ltd.	1,973	272,381
Samsung Electronics Company, Ltd.	168,789	10,118,952
Samsung Fire & Marine Insurance Company, Ltd.	1,085	349,241
Samsung Heavy Industries Company, Ltd. (A)	25,103	392,048
Samsung Life Insurance Company, Ltd.	2,756	307,977
Samsung SDI Company, Ltd.	2,173	318,058
Samsung SDS Company, Ltd.	1,499	175,499
Samyang Foods Company, Ltd.	148	161,304
Shinhan Financial Group Company, Ltd.	14,733	742,808
Shinhan Financial Group Company, Ltd., ADR	350	17,630
SK Biopharmaceuticals Company, Ltd. (A)	1,071	77,715
SK Hynix, Inc.	19,469	4,826,324
SK Innovation Company, Ltd.	2,538	181,936
SK Square Company, Ltd. (A)	3,395	489,015
SK Telecom Company, Ltd.	1,870	72,491
SK, Inc.	1,269	190,047
S-Oil Corp. (A)	1,876	83,340
Woori Financial Group, Inc.	22,973	425,440
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Yuhan Corp.	1,941	$165,448
		36,496,909
Spain - 2.1%
Acciona SA	843	169,392
ACS Actividades de Construccion y Servicios SA	6,681	535,538
Aena SME SA (B)	26,740	731,055
Amadeus IT Group SA	16,064	1,276,926
Banco Bilbao Vizcaya Argentaria SA	205,508	3,960,075
Banco de Sabadell SA	191,623	747,946
Banco Santander SA	508,307	5,334,349
Banco Santander SA (Mexican Stock Exchange)	22,856	249,483
Bankinter SA	24,039	380,017
CaixaBank SA	140,517	1,484,132
Cellnex Telecom SA (A)(B)	18,445	638,889
EDP Renovaveis SA	11,064	146,228
Endesa SA	11,538	368,690
Grifols SA	11,763	171,259
Iberdrola SA	226,490	4,287,316
Industria de Diseno Textil SA	38,897	2,152,715
Redeia Corp. SA	14,812	285,986
Repsol SA	40,430	718,937
Telefonica SA	139,075	715,710
		24,354,643
Sweden - 2.2%
AddTech AB, B Shares	9,107	296,253
Alfa Laval AB	10,147	463,365
Assa Abloy AB, B Shares	35,740	1,244,033
Atlas Copco AB, A Shares	95,780	1,624,235
Atlas Copco AB, B Shares	55,658	837,511
Beijer Ref AB	13,260	207,277
Boliden AB (A)	10,135	413,694
Epiroc AB, A Shares	23,702	501,773
Epiroc AB, B Shares	13,906	263,080
EQT AB	13,277	460,465
Essity AB, B Shares	21,462	560,998
Evolution AB (B)	5,948	489,663
Fastighets AB Balder, B Shares (A)	24,258	173,821
Hennes & Mauritz AB, B Shares	20,222	378,024
Hexagon AB, B Shares	74,033	883,447
Holmen AB, B Shares	2,519	95,707
Industrivarden AB, A Shares	4,345	172,616
Industrivarden AB, C Shares	5,545	220,101
Indutrade AB	9,332	214,706
Investment AB Latour, B Shares	5,009	118,936
Investor AB, B Shares	61,718	1,932,040
L.E. Lundbergforetagen AB, B Shares	2,535	131,719
Lifco AB, B Shares	8,478	287,062
Nibe Industrier AB, B Shares	51,776	204,643
Saab AB, B Shares	11,464	704,374
Sagax AB, B Shares	7,738	161,659
Sandvik AB	38,020	1,062,103
Securitas AB, B Shares	17,323	261,111
Skandinaviska Enskilda Banken AB, A Shares	55,895	1,095,964
Skanska AB, B Shares	12,135	314,975
SKF AB, B Shares	12,164	302,533
Spotify Technology SA (A)	5,500	3,839,000
Svenska Cellulosa AB SCA, B Shares	20,883	276,418
Svenska Handelsbanken AB, A Shares	52,019	678,725
Swedbank AB, A Shares	30,274	913,842
Swedish Orphan Biovitrum AB (A)	6,982	213,427
Tele2 AB, B Shares	18,899	322,390

78

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Telefonaktiebolaget LM Ericsson, B Shares	98,813	$818,765
Telia Company AB	85,858	327,545
Trelleborg AB, B Shares	7,583	283,515
Volvo AB, B Shares	56,642	1,628,887
		25,380,402
Switzerland - 6.0%
ABB, Ltd.	56,394	4,080,857
Alcon, Inc.	17,818	1,340,178
Amrize, Ltd. (A)	18,585	908,729
Avolta AG (A)	3,335	182,103
Baloise Holding AG	1,556	385,104
Banque Cantonale Vaudoise	1,029	121,934
Barry Callebaut AG	136	187,301
Belimo Holding AG	351	369,149
BKW AG	721	154,639
Chocoladefabriken Lindt & Spruengli AG	4	601,883
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	34	519,815
Cie Financiere Richemont SA, A Shares	19,169	3,679,802
Coca-Cola HBC AG (A)	7,861	370,871
DSM-Firmenich AG	6,631	565,747
EMS-Chemie Holding AG	241	171,223
Galderma Group AG	1,667	294,726
Galderma Group AG (SIX Swiss Exchange)	3,002	530,754
Geberit AG	1,194	901,710
Givaudan SA	329	1,342,004
Glencore PLC (A)	367,527	1,692,692
Helvetia Holding AG	1,353	332,487
Holcim, Ltd. (A)	18,585	1,585,756
Julius Baer Group, Ltd.	7,301	508,386
Kuehne + Nagel International AG	1,701	318,321
Logitech International SA	5,338	587,171
Lonza Group AG	2,563	1,713,720
Nestle SA	91,940	8,443,332
Novartis AG	67,841	8,722,882
Partners Group Holding AG	809	1,058,504
Roche Holding AG	25,052	8,341,902
Roche Holding AG, Bearer Shares	1,158	400,656
Sandoz Group AG	14,915	889,570
Schindler Holding AG	806	291,650
Schindler Holding AG, Participation Certificates	1,428	543,035
SGS SA	5,744	596,915
SIG Group AG (A)	10,451	108,385
Sika AG	5,436	1,220,701
Sonova Holding AG	1,821	499,511
STMicroelectronics NV	23,723	670,531
Straumann Holding AG	3,915	419,710
Swiss Life Holding AG	1,024	1,105,522
Swiss Prime Site AG	2,861	400,794
Swiss Re AG	10,755	1,997,493
Swisscom AG	908	659,980
The Swatch Group AG, Bearer Shares	986	186,352
UBS Group AG	113,278	4,657,260
VAT Group AG (B)	947	378,011
Zurich Insurance Group AG	5,219	3,730,452
		68,770,210
Taiwan - 5.9%
Accton Technology Corp.	18,000	622,462
Acer, Inc.	99,018	100,860
Advantech Company, Ltd.	16,623	174,958
Airtac International Group	5,185	128,785
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Alchip Technologies, Ltd.	3,000	$344,625
ASE Technology Holding Company, Ltd.	118,338	646,170
Asia Cement Corp.	79,863	100,144
Asia Vital Components Company, Ltd.	12,000	390,320
Asustek Computer, Inc.	24,952	551,246
AUO Corp. (A)	219,061	98,527
Caliway Biopharmaceuticals Company, Ltd., Class C (A)	35,000	211,429
Catcher Technology Company, Ltd.	21,184	127,108
Cathay Financial Holding Company, Ltd.	334,373	722,295
Chailease Holding Company, Ltd.	56,065	205,470
Chang Hwa Commercial Bank, Ltd.	245,543	158,540
Cheng Shin Rubber Industry Company, Ltd.	66,680	82,511
China Airlines, Ltd.	94,000	64,530
China Steel Corp.	408,388	260,591
Chunghwa Telecom Company, Ltd.	135,148	591,603
Compal Electronics, Inc.	139,764	149,313
CTBC Financial Holding Company, Ltd.	595,465	839,796
Delta Electronics, Inc.	69,866	1,968,132
E Ink Holdings, Inc.	31,000	246,291
E.Sun Financial Holding Company, Ltd.	518,135	567,810
Eclat Textile Company, Ltd.	6,259	90,475
Elite Material Company, Ltd.	10,000	404,712
eMemory Technology, Inc.	2,000	133,068
Eva Airways Corp.	93,000	116,638
Evergreen Marine Corp. Taiwan, Ltd.	39,826	234,564
Far Eastern New Century Corp.	99,875	91,209
Far EasTone Telecommunications Company, Ltd.	61,159	177,628
Feng TAY Enterprise Company, Ltd.	19,262	78,049
First Financial Holding Company, Ltd.	398,590	391,055
Formosa Chemicals & Fibre Corp.	121,212	118,694
Formosa Plastics Corp.	154,086	195,331
Fortune Electric Company, Ltd.	4,840	92,807
Fubon Financial Holding Company, Ltd.	295,857	859,033
Gigabyte Technology Company, Ltd.	20,000	197,328
Global Unichip Corp.	3,000	132,891
Globalwafers Company, Ltd.	9,000	138,562
Hon Hai Precision Industry Company, Ltd.	445,368	3,179,990
Hotai Motor Company, Ltd.	11,200	218,649
Hua Nan Financial Holdings Company, Ltd.	313,400	304,710
Innolux Corp.	261,495	124,018
International Games System Company, Ltd.	9,000	233,036
Inventec Corp.	89,899	135,638
Jentech Precision Industrial Company, Ltd.	3,000	239,318
KGI Financial Holding Company, Ltd.	558,664	275,099
King Slide Works Company, Ltd.	1,600	173,781
Largan Precision Company, Ltd.	4,143	320,607
Lite-On Technology Corp.	77,626	441,295
Lotes Company, Ltd.	3,000	153,348
MediaTek, Inc.	54,340	2,356,710
Mega Financial Holding Company, Ltd.	422,973	589,773
Micro-Star International Company, Ltd.	25,000	95,555
Nan Ya Plastics Corp.	190,992	247,932
Nien Made Enterprise Company, Ltd.	6,000	83,876
Novatek Microelectronics Corp.	20,361	285,848
Pegatron Corp.	69,989	163,015
PharmaEssentia Corp.	9,987	169,259
President Chain Store Corp.	19,496	158,774
Quanta Computer, Inc.	96,771	926,983

79

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Realtek Semiconductor Corp.	16,999	$307,742
SinoPac Financial Holdings Company, Ltd.	407,657	335,007
Synnex Technology International Corp.	41,928	87,120
Taiwan Business Bank	249,314	129,058
Taiwan Cooperative Financial Holding Company, Ltd.	377,658	305,480
Taiwan High Speed Rail Corp.	66,000	60,925
Taiwan Mobile Company, Ltd.	63,257	226,450
Taiwan Semiconductor Manufacturing Company, Ltd.	878,227	38,148,261
TCC Group Holdings Company, Ltd.	232,594	183,492
The Shanghai Commercial & Savings Bank, Ltd.	133,142	183,785
TS Financial Holding Company, Ltd	775,662	458,800
Unimicron Technology Corp.	47,000	235,540
Uni-President Enterprises Corp.	172,487	444,719
United Microelectronics Corp.	397,313	597,692
Vanguard International Semiconductor Corp.	33,837	113,894
Voltronic Power Technology Corp.	3,000	91,611
Wan Hai Lines, Ltd.	22,770	55,651
Wistron Corp.	100,000	464,647
Wiwynn Corp.	4,000	438,285
WPG Holdings, Ltd.	54,840	119,288
Yageo Corp.	57,420	322,000
Yang Ming Marine Transport Corp.	60,000	104,652
Yuanta Financial Holding Company, Ltd.	369,390	423,164
Zhen Ding Technology Holding, Ltd.	23,000	125,780
		67,645,817
Thailand - 0.3%
Advanced Info Service PCL	40,400	362,923
Advanced Info Service PCL, NVDR	2,700	24,255
Airports of Thailand PCL	144,700	180,982
Airports of Thailand PCL, NVDR	6,300	7,880
Bangkok Dusit Medical Services PCL, NVDR	387,300	244,679
Bumrungrad Hospital PCL, NVDR	20,500	110,860
Central Pattana PCL, NVDR	71,100	122,965
Charoen Pokphand Foods PCL	136,200	93,709
CP ALL PCL	184,600	269,064
CP ALL PCL, NVDR	20,200	29,443
CP AXTRA PCL, NVDR	70,567	48,999
Delta Electronics Thailand PCL, NVDR	113,300	556,153
Gulf Development PCL, NVDR (A)	159,767	214,918
Kasikornbank PCL, NVDR	20,000	103,447
Krung Thai Bank PCL	113,775	87,049
Minor International PCL, NVDR	131,483	93,511
PTT Exploration & Production PCL	47,147	167,884
PTT PCL	329,000	337,593
PTT PCL, NVDR	23,100	23,703
SCB X PCL	23,348	92,629
SCB X PCL, NVDR	6,200	24,597
The Siam Cement PCL	12,000	85,168
The Siam Cement PCL, NVDR	14,300	101,492
TMBThanachart Bank PCL, NVDR	829,800	48,612
True Corp. PCL (A)	269,362	86,486
True Corp. PCL, NVDR (A)	90,400	29,026
		3,548,027
Turkey - 0.1%
Akbank TAS	109,420	165,353
Aselsan Elektronik Sanayi Ve Ticaret AS	46,762	242,307
BIM Birlesik Magazalar AS	16,428	213,942
Eregli Demir ve Celik Fabrikalari TAS	139,344	98,626
Ford Otomotiv Sanayi AS	23,900	56,990
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Haci Omer Sabanci Holding AS	41,192	$86,152
KOC Holding AS	26,797	111,639
Turk Hava Yollari AO	18,859	143,011
Turkcell Iletisim Hizmetleri AS	42,620	100,442
Turkiye Is Bankasi AS, Class C	336,501	114,783
Turkiye Petrol Rafinerileri AS	34,986	157,131
Yapi ve Kredi Bankasi AS (A)	118,497	96,941
		1,587,317
United Arab Emirates - 0.0%
NMC Health PLC (A)(D)	4,471	0
United Kingdom - 8.7%
3i Group PLC	34,523	1,903,009
Admiral Group PLC	9,412	424,794
Anglo American PLC	39,906	1,504,748
AngloGold Ashanti PLC (Johannesburg Stock Exchange)	17,954	1,253,619
Ashtead Group PLC	15,404	1,033,013
Associated British Foods PLC	11,883	328,343
AstraZeneca PLC	55,292	8,470,789
Auto Trader Group PLC (B)	31,085	330,225
Aviva PLC	109,085	1,009,122
BAE Systems PLC	107,416	2,990,077
Barclays PLC	509,300	2,620,511
Barratt Redrow PLC	48,297	254,098
BP PLC	568,773	3,265,696
British American Tobacco PLC	74,386	3,956,389
BT Group PLC	231,833	596,436
Bunzl PLC	11,855	374,703
Centrica PLC	176,008	395,241
Coca-Cola Europacific Partners PLC	1,300	117,533
Coca-Cola Europacific Partners PLC (Euronext Amsterdam Exchange)	6,887	624,425
Compass Group PLC	60,527	2,063,107
Diageo PLC	79,349	1,898,636
Entain PLC	21,740	256,933
GSK PLC	146,209	3,139,394
Haleon PLC	321,801	1,448,162
Halma PLC	13,659	635,836
Hikma Pharmaceuticals PLC	5,587	128,255
HSBC Holdings PLC	622,425	8,784,355
Imperial Brands PLC	28,222	1,198,910
Informa PLC	47,912	593,452
InterContinental Hotels Group PLC	5,589	675,768
International Consolidated Airlines Group SA	44,318	231,936
Intertek Group PLC	5,855	372,693
J Sainsbury PLC	64,488	289,952
JD Sports Fashion PLC	87,670	112,862
Kingfisher PLC	65,606	273,299
Land Securities Group PLC	25,882	203,001
Legal & General Group PLC	209,707	673,561
Lloyds Banking Group PLC	2,149,473	2,432,309
London Stock Exchange Group PLC	16,943	1,943,075
M&G PLC	84,096	286,793
Marks & Spencer Group PLC	71,983	353,158
Melrose Industries PLC	45,639	375,740
Metlen Energy & Metals PLC (A)	3,775	211,409
Mondi PLC	12,600	174,284
Mondi PLC (Johannesburg Stock Exchange)	3,761	51,366
National Grid PLC	174,622	2,509,084
NatWest Group PLC	288,047	2,034,577
Next PLC	4,249	708,324
Pearson PLC	21,043	299,254
Phoenix Group Holdings PLC	25,040	217,273

80

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Reckitt Benckiser Group PLC	24,260	$1,868,067
RELX PLC	22,799	1,092,758
RELX PLC (Euronext Amsterdam Exchange)	43,007	2,054,823
Rentokil Initial PLC	88,467	448,151
Rio Tinto PLC	40,243	2,652,110
Rolls-Royce Holdings PLC	302,303	4,859,292
Schroders PLC	29,188	148,115
Segro PLC	46,436	410,310
Severn Trent PLC	9,413	328,199
Shell PLC	210,272	7,494,303
Smith & Nephew PLC	30,660	556,091
Smiths Group PLC	12,075	382,840
Spirax Group PLC	2,735	251,849
SSE PLC	40,139	941,488
Standard Chartered PLC	73,749	1,431,287
Tesco PLC	239,923	1,438,023
The Sage Group PLC	35,769	530,615
Unilever PLC	87,488	5,171,292
United Utilities Group PLC	24,018	371,047
Vodafone Group PLC	764,658	889,222
Whitbread PLC	6,683	289,950
Wise PLC, Class A (A)	23,957	333,968
WPP PLC	37,695	187,899
		100,161,228
United States - 0.3%
BeOne Medicines, Ltd., H Shares (A)	29,400	784,486
Brookfield Asset Management, Ltd., Class A	14,568	829,048
Brookfield Renewable Corp.	5,150	177,291
Legend Biotech Corp., ADR (A)	2,500	81,525
RB Global, Inc.	6,600	714,870
Southern Copper Corp.	3,120	378,643
		2,965,863
TOTAL COMMON STOCKS (Cost $669,317,876)		$1,121,757,692
PREFERRED SECURITIES - 0.7%
Brazil - 0.3%
Banco Bradesco SA	186,281	619,157
Banco BTG Pactual SA	4	8
Centrais Eletricas Brasileiras SA, B Shares	7,400	77,125
Cia Energetica de Minas Gerais	61,322	128,468
Companhia Paranaense de Energia, B Shares	38,400	92,929
Gerdau SA	46,536	145,232
Itau Unibanco Holding SA	190,087	1,395,406
Itausa SA	208,595	449,544
Petroleo Brasileiro SA	165,051	975,622
		3,883,491
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares (A)	490	21,149
Germany - 0.2%
Bayerische Motoren Werke AG	2,090	194,678
Dr. Ing. h.c. F. Porsche AG (B)	3,890	188,600
Henkel AG & Company KGaA	5,936	478,955
Porsche Automobil Holding SE	5,695	224,427
Sartorius AG	903	211,101
Volkswagen AG	7,263	787,236
		2,084,997
India - 0.0%
TVS Motor Company, Ltd., 6.000% (A)(D)	32,736	3,687
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
South Korea - 0.2%
Hyundai Motor Company	793	$92,204
Hyundai Motor Company, 2nd Preferred Shares	1,197	142,135
Samsung Electronics Company, Ltd.	28,859	1,369,677
		1,604,016
TOTAL PREFERRED SECURITIES (Cost $7,505,762)		$7,597,340
RIGHTS - 0.0%
Orsted A/S (Expiration Date: 10-2-25; Strike Price: DKK 66.60) (A)	88,515	88,125
Sofina SA (Expiration Date: 10-3-25; Strike Price: EUR 223.00) (A)	537	1,198
TOTAL RIGHTS (Cost $176,485)		$89,323
WARRANTS - 0.0%
Constellation Software, Inc. (Expiration Date: 3-31-40) (A)(D)(F)	700	0
YTL Corp. BHD (Expiration Date: 6-2-28; Strike Price: MYR 1.50) (A)	22,780	6,928
YTL Power International BHD (Expiration Date: 6-2-28; Strike Price: MYR 2.45) (A)	16,860	7,051
TOTAL WARRANTS (Cost $0)		$13,979
SHORT-TERM INVESTMENTS - 1.2%
Short-term funds - 1.2%
John Hancock Collateral Trust, 4.0668% (G)(H)	220,712	2,207,873
State Street Institutional Us Government Money Market Fund, 4.0870% (G)	11,448,782	11,448,782
TOTAL SHORT-TERM INVESTMENTS (Cost $13,656,701)		$13,656,655
Total Investments (International Equity Index Trust) (Cost $690,656,824) - 99.7%		$1,143,114,989
Other assets and liabilities, net - 0.3%		3,621,606
TOTAL NET ASSETS - 100.0%		$1,146,736,595
Currency Abbreviations
DKK	Danish Krone
EUR	Euro
MYR	Malaysian Ringgit
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $2,147,984.
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 9-30-25.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

81

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	28	Long	Dec 2025	$3,890,258	$3,899,560	$9,302
Mini MSCI Emerging Markets Index Futures	39	Long	Dec 2025	2,616,957	2,651,220	34,263
MSCI Kuwait Index Futures	121	Long	Dec 2025	2,457,003	2,426,050	(30,953)
MSCI Qatar Index Futures	129	Long	Dec 2025	2,433,599	2,412,300	(21,299)
MSCI UAE Index Futures	90	Long	Dec 2025	4,736,170	4,825,620	89,450
S&P/TSX 60 Index Futures	3	Long	Dec 2025	746,410	764,303	17,893
						$98,656

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.1%
Australia - 6.4%
Accent Group, Ltd.	6,857	$5,991
Adairs, Ltd.	8,079	13,685
Alcidion Group, Ltd. (A)	43,339	2,833
Alkane Resources, Ltd. (A)	25,036	18,937
Alliance Aviation Services, Ltd.	3,238	4,779
AMA Group, Ltd. (A)	150,193	9,334
Amotiv, Ltd.	4,059	23,872
AMP, Ltd.	110,740	121,561
Amplitude Energy, Ltd. (A)	158,205	24,038
Amplitude Energy, Ltd., Additional Offering (A)	37,345	5,674
Ansell, Ltd.	5,194	109,576
Appen, Ltd. (A)	7,064	4,011
Arafura Rare Earths, Ltd. (A)	169,186	22,391
Arafura Rare Earths, Ltd., Additional Offering (A)	3,341	442
ARB Corp., Ltd.	3,382	86,333
Archer Materials, Ltd. (A)	10,038	1,725
ARN Media, Ltd.	20,357	7,150
Articore Group, Ltd. (A)	13,929	2,504
AUB Group, Ltd.	5,097	110,290
Audinate Group, Ltd. (A)	1,223	3,903
Aurelia Metals, Ltd. (A)	115,998	19,203
Aurizon Holdings, Ltd.	8,939	18,853
Aussie Broadband, Ltd.	9,321	35,688
Austal, Ltd. (A)	18,211	93,075
Australian Agricultural Company, Ltd. (A)	28,065	27,306
Australian Clinical Labs, Ltd.	5,715	9,057
Australian Ethical Investment, Ltd.	4,074	19,373
Australian Finance Group, Ltd.	15,010	25,803
Australian Strategic Materials, Ltd. (A)	2,805	1,057
AVZ Minerals, Ltd. (A)(B)	98,026	7,589
Baby Bunting Group, Ltd. (A)	5,551	11,386
Bank of Queensland, Ltd.	24,693	118,383
Bapcor, Ltd.	15,610	32,672
Beach Energy, Ltd.	64,298	48,596
Beacon Lighting Group, Ltd. (C)	6,950	14,886
Bega Cheese, Ltd.	10,885	37,358
Bell Financial Group, Ltd.	10,635	8,832
Bellevue Gold, Ltd. (A)	67,009	50,489
BetMakers Technology Group, Ltd. (A)	14,102	1,823
Boss Energy, Ltd. (A)	15,075	20,680
Bravura Solutions, Ltd.	19,369	32,458
Breville Group, Ltd.	3,664	72,642
Bubs Australia, Ltd. (A)	33,097	3,180
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Capricorn Metals, Ltd. (A)	14,475	$126,020
Carnarvon Energy, Ltd. (A)	51,813	3,377
Cash Converters International, Ltd.	14,501	3,117
Catalyst Metals, Ltd. (A)	7,241	37,728
Catapult Sports, Ltd. (A)	3,231	14,707
Cedar Woods Properties, Ltd.	3,145	16,224
Cettire, Ltd. (A)	7,920	3,621
Chalice Mining, Ltd. (A)	19,336	31,878
Challenger, Ltd.	9,327	53,394
Champion Iron, Ltd.	13,415	41,453
Chrysos Corp., Ltd. (A)	1,788	9,259
Clinuvel Pharmaceuticals, Ltd.	2,335	18,238
Clover Corp., Ltd.	8,155	3,964
Coast Entertainment Holdings, Ltd. (A)	39,016	10,546
Codan, Ltd.	4,936	96,354
Collins Foods, Ltd.	5,736	41,088
Corporate Travel Management, Ltd. (B)	4,156	44,193
Credit Corp. Group, Ltd.	3,047	30,788
Dalrymple Bay Infrastructure, Ltd.	9,505	27,494
Data#3, Ltd.	5,537	33,655
Deep Yellow, Ltd. (A)	31,653	41,142
Dicker Data, Ltd.	2,871	18,655
Domino's Pizza Enterprises, Ltd.	2,592	23,097
Downer EDI, Ltd.	26,043	126,881
Dyno Nobel, Ltd.	19,601	40,158
Eagers Automotive, Ltd.	4,898	94,913
Elders, Ltd.	8,739	43,082
Emeco Holdings, Ltd. (A)	22,924	19,341
Emerald Resources NL (A)	21,418	70,735
EML Payments, Ltd. (A)	16,327	10,749
Enero Group, Ltd.	3,952	2,038
EQT Holdings, Ltd.	1,030	16,316
EVT, Ltd.	4,108	35,515
Finbar Group, Ltd.	8,370	4,906
FleetPartners Group, Ltd. (A)	3,145	6,005
Fleetwood, Ltd.	8,058	16,621
Flight Centre Travel Group, Ltd.	6,231	47,621
Frontier Digital Ventures, Ltd. (A)(C)	11,391	3,638
G8 Education, Ltd.	23,703	13,259
Galan Lithium, Ltd. (A)(C)	25,297	2,394
Generation Development Group, Ltd.	9,919	45,707
Genesis Minerals, Ltd. (A)	26,598	102,886
GrainCorp, Ltd., Class A	9,793	58,327
Grange Resources, Ltd. (A)	21,083	3,207
GWA Group, Ltd.	12,453	20,914
Hansen Technologies, Ltd.	6,495	25,227
Healius, Ltd.	30,121	14,953

82

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Helia Group, Ltd.	14,393	$54,911
Highfield Resources, Ltd. (A)(B)	13,495	598
HUB24, Ltd.	248	16,536
Humm Group, Ltd.	30,307	13,158
IDP Education, Ltd.	7,627	33,152
IGO, Ltd. (A)	11,182	38,394
Iluka Resources, Ltd.	10,545	44,208
Imdex, Ltd.	25,654	57,033
Immutep, Ltd. (A)	32,224	5,651
Infomedia, Ltd.	17,584	19,546
Inghams Group, Ltd.	13,624	22,792
Insignia Financial, Ltd. (A)	28,538	84,660
Integral Diagnostics, Ltd.	19,333	35,030
Ioneer, Ltd. (A)	69,038	7,614
IPH, Ltd.	11,409	26,937
IRESS, Ltd.	4,820	28,131
IVE Group, Ltd.	11,452	21,301
Johns Lyng Group, Ltd.	7,242	18,929
Judo Capital Holdings, Ltd. (A)	10,800	12,533
Jumbo Interactive, Ltd.	2,253	15,979
Jupiter Mines, Ltd.	72,822	12,258
Karoon Energy, Ltd.	26,749	29,070
Kelsian Group, Ltd.	8,384	27,202
Kogan.com, Ltd.	2,032	4,556
Lendlease Corp., Ltd.	20,814	75,635
Lifestyle Communities, Ltd. (A)	4,954	18,780
Lindsay Australia, Ltd.	22,535	9,772
Lovisa Holdings, Ltd.	3,010	74,453
Lycopodium, Ltd.	1,317	10,297
MA Financial Group, Ltd.	4,146	25,501
Macmahon Holdings, Ltd.	75,912	20,066
Macquarie Technology Group, Ltd. (A)	470	19,797
Magellan Financial Group, Ltd.	5,757	36,538
Mayne Pharma Group, Ltd. (A)	4,957	16,842
McMillan Shakespeare, Ltd.	2,468	27,418
McPherson's, Ltd. (A)	9,168	1,547
Megaport, Ltd. (A)	4,479	46,851
Mesoblast, Ltd. (A)	37,977	59,640
Metals X, Ltd. (A)	48,765	25,337
Metcash, Ltd.	41,758	104,858
Michael Hill International, Ltd. (A)	16,629	3,785
Monadelphous Group, Ltd.	4,455	66,181
Monash IVF Group, Ltd.	21,798	9,678
Mount Gibson Iron, Ltd. (A)	19,096	4,864
Myer Holdings, Ltd.	56,935	18,059
MyState, Ltd.	7,153	20,373
Nanosonics, Ltd. (A)	2,276	6,361
Navigator Global Investments, Ltd.	11,684	16,201
Neuren Pharmaceuticals, Ltd. (A)	1,723	22,509
New Hope Corp., Ltd.	23,547	61,056
nib holdings, Ltd.	20,171	98,814
Nick Scali, Ltd.	2,772	42,859
Nickel Industries, Ltd.	57,059	26,831
Nine Entertainment Company Holdings, Ltd.	57,796	46,190
Novonix, Ltd. (A)(C)	11,595	3,499
NRW Holdings, Ltd.	19,940	61,030
Nufarm, Ltd. (A)	14,586	22,075
Nuix, Ltd. (A)	10,473	20,352
Objective Corp., Ltd.	921	12,166
OFX Group, Ltd. (A)	14,134	8,000
Omni Bridgeway, Ltd. (A)	15,737	17,685
oOh!media, Ltd.	31,712	31,229
Ora Banda Mining, Ltd. (A)	35,710	27,749
Orora, Ltd.	56,536	77,768
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Pacific Current Group, Ltd.	1,717	$12,545
Paladin Energy, Ltd. (A)	3,788	20,924
Paladin Energy, Ltd. (Toronto Stock Exchange) (A)	2,098	11,276
Paladin Energy, Ltd., Additional Offering (A)	302	1,668
Pantoro Gold, Ltd. (A)	16,901	67,350
Peet, Ltd.	13,800	18,251
PeopleIN, Ltd. (A)	5,305	2,791
Perenti, Ltd.	35,432	65,866
Perpetual, Ltd.	3,944	48,750
Perseus Mining, Ltd.	41,513	133,558
PEXA Group, Ltd. (A)	4,479	46,367
Platinum Asset Management, Ltd.	22,136	9,791
Praemium, Ltd.	28,131	14,181
Premier Investments, Ltd.	2,387	30,356
Propel Funeral Partners, Ltd.	3,234	10,930
PWR Holdings, Ltd.	3,396	17,462
Ramelius Resources, Ltd.	40,131	102,219
ReadyTech Holdings, Ltd. (A)	4,809	6,907
Regis Healthcare, Ltd.	5,443	21,754
Regis Resources, Ltd.	35,749	141,238
Resolute Mining, Ltd. (A)	88,090	59,846
Ridley Corp., Ltd.	14,265	28,503
RPMGlobal Holdings, Ltd. (A)	6,670	20,398
Sandfire Resources, Ltd. (A)	13,399	126,386
Select Harvests, Ltd. (A)	8,313	22,163
Servcorp, Ltd.	3,171	14,978
Service Stream, Ltd.	27,275	41,657
Seven West Media, Ltd. (A)	85,038	8,413
Silver Mines, Ltd. (A)	108,796	15,159
Sims, Ltd.	7,974	70,421
SmartGroup Corp., Ltd.	4,810	25,381
SolGold PLC (A)	65,333	13,240
Solvar, Ltd.	10,468	11,065
Southern Cross Media Group, Ltd.	17,291	10,241
SRG Global, Ltd.	13,828	17,758
St. Barbara, Ltd. (A)	43,956	15,474
Stanmore Resources, Ltd.	9,875	13,917
Strike Energy, Ltd. (A)	118,299	8,230
Super Retail Group, Ltd.	5,206	56,006
Superloop, Ltd. (A)	16,944	38,046
Supply Network, Ltd.	454	10,222
Syrah Resources, Ltd. (A)	77,748	13,624
Tabcorp Holdings, Ltd.	93,926	63,786
Temple & Webster Group, Ltd. (A)	489	7,429
Ten Sixty Four, Ltd. (A)(B)	8,127	460
Tuas, Ltd. (A)	7,481	34,641
Tyro Payments, Ltd. (A)	10,423	7,721
Ventia Services Group Pty, Ltd.	27,017	91,308
Viva Energy Group, Ltd. (D)	28,271	33,924
Vulcan Energy Resources, Ltd. (A)(C)	4,422	17,541
Washington H. Soul Pattinson & Company, Ltd.	2,435	61,997
WEB Travel Group, Ltd. (A)	16,369	42,806
Webjet Group, Ltd. (A)	16,369	9,401
West African Resources, Ltd. (A)	52,899	89,399
Westgold Resources, Ltd.	30,316	89,373
Westgold Resources, Ltd. (Toronto Stock Exchange)	12,115	35,343
Whitehaven Coal, Ltd.	22,546	98,411
Zip Company, Ltd. (A)	49,768	146,257
		7,028,737
Austria - 1.5%
Addiko Bank AG (A)	668	16,418

83

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria (continued)
Agrana Beteiligungs AG	724	$10,506
ams-OSRAM AG (A)	2,043	28,922
ANDRITZ AG	2,533	178,710
AT&S Austria Technologie & Systemtechnik AG (A)(C)	1,188	31,416
BAWAG Group AG (A)(D)	3,264	430,304
CA Immobilien Anlagen AG	1,426	39,249
CPI Europe AG (A)(C)	945	20,651
DO & Company AG	278	72,588
Eurotelesites AG (A)	1,109	6,412
EVN AG	1,321	36,356
Fabasoft AG	599	11,705
FACC AG (A)	1,116	12,301
Kapsch TrafficCom AG (A)	191	1,641
Kontron AG (C)	1,320	42,665
Lenzing AG (A)	566	16,970
Mayr Melnhof Karton AG	302	28,141
Oesterreichische Post AG	1,378	47,942
Palfinger AG	876	36,465
POLYTEC Holding AG (A)	995	3,740
Porr AG	876	29,364
RHI Magnesita NV	552	15,358
SBO AG	445	13,979
Semperit AG Holding (C)	822	12,368
Strabag SE, Bearer Shares	245	22,381
Telekom Austria AG	4,306	46,036
UBM Development AG (A)	411	10,301
UNIQA Insurance Group AG	3,329	49,500
Vienna Insurance Group AG	1,157	63,760
voestalpine AG	4,248	152,154
Wienerberger AG	4,106	132,929
Zumtobel Group AG	2,545	11,966
		1,633,198
Belgium - 1.6%
Ackermans & van Haaren NV	875	224,838
Ageas SA/NV	1,207	83,713
AGFA-Gevaert NV (A)	6,780	7,444
Atenor (A)	1,218	4,265
Azelis Group NV	2,791	37,982
Barco NV	2,300	36,592
Bekaert SA	1,389	63,826
Biocartis Group NV (A)(B)(D)	4,063	0
bpost SA (A)	4,236	11,565
Cie d'Entreprises CFE	416	4,495
CMB Tech NV (A)	2,614	24,596
Colruyt Group N.V	1,453	57,278
Deceuninck NV	2,515	6,083
Deme Group NV	303	44,354
D'ieteren Group	471	88,406
Econocom Group SA/NV	6,435	13,377
Elia Group SA/NV	697	80,525
EVS Broadcast Equipment SA	404	16,957
Fagron	2,712	63,299
Galapagos NV (A)	1,566	54,322
Gimv NV	1,162	62,249
Immobel SA (A)	209	6,354
Ion Beam Applications	1,305	16,246
Kinepolis Group NV	585	22,048
Lotus Bakeries NV	11	103,793
Melexis NV	863	68,795
Nyxoah SA (A)(C)	774	3,560
Ontex Group NV (A)	2,807	20,899
Orange Belgium SA (A)	417	9,306
Proximus SADP	6,084	53,237
Recticel SA	2,296	24,202
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Sipef NV	420	$36,331
Solvay SA	2,586	82,344
Syensqo SA	567	46,034
Tessenderlo Group SA	1,111	33,815
Umicore SA	3,845	68,657
Van de Velde NV	377	13,700
VGP NV	618	69,317
Viohalco SA	7,173	63,107
X-Fab Silicon Foundries SE (A)(D)	3,484	28,349
		1,756,260
Bermuda - 0.3%
FLEX LNG, Ltd. (A)	294	7,409
FLEX LNG, Ltd. (New York Stock Exchange) (A)	490	12,348
Hiscox, Ltd.	13,525	249,642
		269,399
Cambodia - 0.0%
NagaCorp, Ltd.	52,981	39,821
Canada - 12.6%
5N Plus, Inc. (A)	3,515	42,962
Acadian Timber Corp.	800	9,445
ADENTRA, Inc.	449	11,366
Advantage Energy, Ltd. (A)	9,000	73,787
Aecon Group, Inc.	3,200	54,770
Ag Growth International, Inc.	269	7,030
AGF Management, Ltd., Class B	4,298	44,873
Aimia, Inc. (A)	7,777	17,714
Air Canada (A)	6,092	76,867
AirBoss of America Corp. (C)	1,500	5,508
Algoma Central Corp.	700	8,400
Algoma Steel Group, Inc.	1,095	3,887
Algonquin Power & Utilities Corp. (C)	20,386	109,569
Allied Gold Corp. (A)	1,591	27,803
Altius Minerals Corp.	1,700	40,885
Altus Group, Ltd.	2,018	86,189
Amerigo Resources, Ltd.	13,502	26,389
Andlauer Healthcare Group, Inc.	1,114	42,240
Andrew Peller, Ltd., Class A	2,300	8,429
Aritzia, Inc. (A)	3,753	227,008
Atco, Ltd., Class I	3,218	116,493
Athabasca Oil Corp. (A)	22,874	109,464
ATS Corp. (A)	3,447	90,181
AutoCanada, Inc. (A)	1,085	24,363
B2Gold Corp.	49,963	246,997
B2Gold Corp. (NYSE American Exchange) (C)	5,393	26,695
Badger Infrastructure Solutions, Ltd.	1,832	80,799
Ballard Power Systems, Inc. (A)(C)	9,718	26,325
Bausch Health Companies, Inc. (A)	8,857	57,023
Baytex Energy Corp.	16,664	39,035
Birch Mountain Resources, Ltd. (A)(B)	9,200	1
Birchcliff Energy, Ltd. (C)	11,933	49,131
Bird Construction, Inc.	2,754	59,722
Bitfarms, Ltd. (A)	9,400	26,545
Black Diamond Group, Ltd.	2,750	27,664
BlackBerry, Ltd. (A)	11,522	56,215
BMTC Group, Inc.	500	4,624
Boralex, Inc., Class A	4,010	78,287
BRP, Inc.	696	42,319
CAE, Inc. (A)	3,424	101,389
Calian Group, Ltd.	605	21,588
Canaccord Genuity Group, Inc.	5,281	40,754
Canacol Energy, Ltd. (A)	1,513	2,827
Canada Goose Holdings, Inc. (A)	2,213	30,467

84

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Canadian Tire Corp., Ltd., Class A	1,222	$145,469
Canfor Corp. (A)	2,404	21,160
Capital Power Corp. (C)	5,327	250,140
Capstone Copper Corp. (A)	22,835	193,942
Cardinal Energy, Ltd.	5,530	30,795
Cascades, Inc.	4,523	31,330
Centerra Gold, Inc.	9,077	97,247
CES Energy Solutions Corp.	10,313	69,583
China Gold International Resources Corp., Ltd. (C)	18,050	323,336
Cineplex, Inc. (A)	1,227	10,527
Cogeco Communications, Inc.	563	25,874
Colliers International Group, Inc.	700	109,479
Computer Modelling Group, Ltd. (C)	4,420	19,913
Corby Spirit and Wine, Ltd.	700	7,067
Cronos Group, Inc. (A)	5,470	15,132
Cronos Group, Inc. (Nasdaq Exchange) (A)	7,260	20,183
Definity Financial Corp.	2,578	132,503
Denison Mines Corp. (A)	17,895	49,248
Dexterra Group, Inc.	1,621	11,065
Docebo, Inc. (A)	320	8,731
Doman Building Materials Group, Ltd.	3,600	23,591
Dorel Industries, Inc., Class B (A)	1,800	2,160
DPM Metals, Inc.	7,687	170,399
DREAM Unlimited Corp., Class A	1,350	20,089
Dye & Durham, Ltd.	2,990	15,899
E-L Financial Corp., Ltd.	8,900	103,472
Eldorado Gold Corp. (A)	8,268	238,766
Eldorado Gold Corp. (New York Stock Exchange) (A)	700	20,223
Empire Company, Ltd., Class A	1,144	41,060
Endeavour Silver Corp. (A)	9,520	74,562
Enerflex, Ltd.	5,377	57,993
Enghouse Systems, Ltd.	1,800	27,070
Ensign Energy Services, Inc. (A)	9,800	17,323
EQB, Inc.	958	64,018
Equinox Gold Corp. (A)	16,652	186,538
ERO Copper Corp. (A)(C)	3,400	68,870
Evertz Technologies, Ltd.	1,900	16,383
Exchange Income Corp.	568	29,639
Exco Technologies, Ltd.	1,500	7,221
Extendicare, Inc.	3,780	40,388
Fiera Capital Corp.	5,935	27,805
Finning International, Inc.	5,481	254,614
Firm Capital Mortgage Investment Corp.	1,100	9,690
First Majestic Silver Corp.	9,281	113,970
First Majestic Silver Corp. (New York Stock Exchange)	5,382	66,145
First Mining Gold Corp. (A)	39,000	7,987
First National Financial Corp.	700	24,118
FirstService Corp.	150	28,579
Fortuna Mining Corp. (A)	8,500	76,101
Freehold Royalties, Ltd. (C)	5,429	53,756
Frontera Energy Corp.	1,792	7,352
Galiano Gold, Inc. (A)	6,600	14,369
Gamehost, Inc.	100	844
GDI Integrated Facility Services, Inc. (A)	1,000	19,825
Gibson Energy, Inc. (C)	5,806	107,926
Gildan Activewear, Inc.	2,239	129,349
goeasy, Ltd.	372	46,342
GoGold Resources, Inc. (A)	5,300	10,282
Guardian Capital Group, Ltd., Class A	1,100	52,957
Hammond Power Solutions, Inc.	400	35,485
Hanfeng Evergreen, Inc. (A)(B)	200	0
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Headwater Exploration, Inc.	9,290	$50,131
High Liner Foods, Inc.	1,773	21,747
HLS Therapeutics, Inc. (A)	700	2,872
Hudbay Minerals, Inc.	18,710	283,399
IAMGOLD Corp. (A)	22,927	296,204
IAMGOLD Corp. (New York Stock Exchange) (A)	4,400	56,892
Imperial Metals Corp. (A)	5,060	21,451
Information Services Corp.	800	21,206
Interfor Corp. (A)	2,920	21,296
International Petroleum Corp. (A)	337	5,623
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	3,496	58,447
Jamieson Wellness, Inc. (D)	2,200	57,241
K92 Mining, Inc. (A)	10,011	120,992
KAB Distribution, Inc. (A)(B)	7,076	0
K-Bro Linen, Inc.	600	15,413
Kelt Exploration, Ltd. (A)	10,445	51,636
Keyera Corp.	1,475	49,485
Knight Therapeutics, Inc. (A)	5,400	22,815
Labrador Iron Ore Royalty Corp.	3,518	70,982
Largo, Inc. (A)	780	1,166
Lassonde Industries, Inc., Class A	200	30,451
Laurentian Bank of Canada	1,514	35,889
Leon's Furniture, Ltd.	1,283	26,587
Lightspeed Commerce, Inc. (A)	5,593	64,583
Linamar Corp.	1,866	100,078
Lucara Diamond Corp. (A)(C)	25,184	3,619
Lundin Gold, Inc.	4,782	309,832
Magellan Aerospace Corp.	900	10,580
Mainstreet Equity Corp.	300	40,181
Major Drilling Group International, Inc. (A)	4,513	37,746
Manitok Energy, Inc. (A)(B)	16	0
Maple Leaf Foods, Inc.	4,270	110,486
Martinrea International, Inc.	4,603	35,059
Mattr Corp. (A)	1,373	10,576
MDA Space, Ltd. (A)	4,887	121,710
Medical Facilities Corp.	2,104	21,377
MEG Energy Corp.	7,756	156,491
Melcor Developments, Ltd.	1,000	10,850
Meren Energy, Inc.	22,402	29,618
Methanex Corp.	2,774	110,286
Morguard Corp.	400	33,148
MTY Food Group, Inc.	742	20,532
Mullen Group, Ltd.	3,682	36,828
New Gold, Inc. (A)	34,515	247,262
NFI Group, Inc. (A)	4,660	49,389
North American Construction Group, Ltd.	1,300	18,467
Northland Power, Inc. (C)	9,569	160,205
NuVista Energy, Ltd. (A)	7,905	91,336
OceanaGold Corp.	11,200	239,098
Onex Corp.	1,890	167,706
Open Text Corp.	4,797	179,306
OR Royalties, Inc.	6,095	244,291
Organigram Global, Inc. (A)	2,232	4,523
Orla Mining, Ltd. (A)	9,340	100,735
Paramount Resources, Ltd., Class A	2,973	48,001
Parex Resources, Inc.	3,328	43,498
Parkland Corp.	5,019	138,846
Pason Systems, Inc.	3,936	34,165
Pet Valu Holdings, Ltd.	1,755	45,385
Peyto Exploration & Development Corp. (C)	6,197	80,730

85

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
PHX Energy Services Corp.	2,600	$14,778
Pine Cliff Energy, Ltd. (C)	11,000	4,980
Pizza Pizza Royalty Corp.	1,729	19,095
Polaris Renewable Energy, Inc.	1,500	14,648
Pollard Banknote, Ltd.	1,000	16,527
PrairieSky Royalty, Ltd.	9,927	184,174
Precision Drilling Corp. (A)	382	21,514
Premium Brands Holdings Corp.	1,800	120,867
Quarterhill, Inc. (A)	9,800	7,394
Quebecor, Inc., Class B	4,995	157,276
Questerre Energy Corp., Class A (A)(C)	19,444	4,750
Real Matters, Inc. (A)	300	1,571
RF Capital Group, Inc. (A)	185	2,633
Richelieu Hardware, Ltd.	2,000	49,134
Rogers Sugar, Inc. (C)	6,474	29,632
Russel Metals, Inc.	1,946	58,281
Sandstorm Gold, Ltd.	8,872	111,051
Sandstorm Gold, Ltd. (New York Stock Exchange)	4,000	50,080
Savaria Corp.	2,300	33,318
Seabridge Gold, Inc. (A)	3,862	93,158
Secure Waste Infrastructure Corp.	10,077	143,512
Sienna Senior Living, Inc. (C)	3,606	48,324
South Bow Corp.	1,700	48,104
Spartan Delta Corp. (A)	1,796	6,982
Spin Master Corp. (D)	1,400	19,325
Sprott, Inc.	929	77,213
Stella-Jones, Inc.	2,269	129,468
Strathcona Resources, Ltd.	383	9,916
Superior Plus Corp.	7,557	42,843
Surge Energy, Inc.	2,103	10,699
Tamarack Valley Energy, Ltd.	18,228	79,241
Taseko Mines, Ltd. (A)	16,100	68,255
TELUS Corp.	1,433	22,571
TerraVest Industries, Inc. (C)	600	60,056
The Boyd Group, Inc.	660	111,314
The North West Company, Inc.	2,333	80,164
Tidewater Midstream and Infrastructure, Ltd. (A)	333	1,477
Tilray Brands, Inc. (A)	114	197
Timbercreek Financial Corp.	6,000	32,248
TLC Vision Corp. (A)(B)	3,400	0
Topaz Energy Corp.	2,000	37,120
Torex Gold Resources, Inc. (A)	3,673	152,652
Toromont Industries, Ltd.	670	74,390
Total Energy Services, Inc.	3,132	32,407
TransAlta Corp.	10,982	150,009
Transcontinental, Inc., Class A	3,383	47,815
Trevali Mining Corp. (A)(B)	3,713	0
Trican Well Service, Ltd. (C)	7,825	34,692
Triple Flag Precious Metals Corp.	2,063	60,391
Trisura Group, Ltd. (A)	2,100	57,898
Vecima Networks, Inc.	479	3,524
Vermilion Energy, Inc. (C)	4,600	35,929
Wajax Corp.	1,300	22,605
Well Health Technologies Corp. (A)	6,500	24,007
Wesdome Gold Mines, Ltd. (A)	6,200	96,584
Western Copper & Gold Corp. (A)	5,400	10,709
Western Forest Products, Inc. (A)	861	7,480
Westshore Terminals Investment Corp.	1,489	26,641
Whitecap Resources, Inc.	9,454	72,134
Whitecap Resources, Inc. (Toronto Stock Exchange)	28,739	219,306
Winpak, Ltd.	1,677	49,140
Yellow Pages, Ltd.	140	1,130
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Zenith Capital Corp. (A)	1,700	$170
		13,851,864
Denmark - 2.5%
ALK-Abello A/S (A)	5,228	173,159
Alm Brand A/S	33,083	92,337
Ambu A/S, Class B	7,931	116,681
Bang & Olufsen A/S (A)	7,788	15,750
Bavarian Nordic A/S (A)	2,530	91,259
CBrain A/S (C)	389	11,094
Chemometec A/S	801	79,046
Columbus A/S	6,187	10,016
D/S Norden A/S	890	32,378
Demant A/S (A)	1,064	37,040
Dfds A/S (A)	1,767	26,987
FLSmidth & Company A/S	1,567	110,309
GN Store Nord A/S (A)	3,264	55,290
H Lundbeck A/S	12,897	93,809
H+H International A/S, Class B (A)	1,146	17,559
INVISIO AB	540	18,126
ISS A/S	5,640	178,713
Jeudan A/S	380	12,221
Jyske Bank A/S	1,691	188,823
Lan & Spar Bank A/S	198	30,586
Matas A/S	1,442	29,513
Netcompany Group A/S (A)(D)	1,467	55,944
Nilfisk Holding A/S (A)	1,220	21,321
NKT A/S (A)	2,207	214,650
NNIT A/S (A)(D)	479	4,469
NTG Nordic Transport Group A/S (A)	635	18,565
Per Aarsleff Holding A/S	584	63,103
Ringkjoebing Landbobank A/S	938	217,967
ROCKWOOL A/S, A Shares	1,300	48,425
ROCKWOOL A/S, B Shares	1,808	67,405
Royal Unibrew A/S	1,886	144,054
Scandinavian Tobacco Group A/S (D)	2,440	33,677
Schouw & Company A/S	398	36,957
Solar A/S, B Shares	410	13,045
SP Group A/S	368	15,602
Sparekassen Sjaelland-Fyn A/S	759	40,955
Sydbank A/S	2,095	168,416
TCM Group A/S	507	5,884
Tivoli A/S	102	9,516
UIE PLC	1,062	48,950
Vestjysk Bank A/S	22,473	17,832
Zealand Pharma A/S (A)	1,071	78,981
		2,746,414
Finland - 2.8%
Aktia Bank OYJ	2,136	25,092
Alma Media OYJ	1,962	33,046
Bittium OYJ	2,708	48,034
Citycon OYJ (A)	4,136	15,912
Elisa OYJ	3,609	189,431
Enento Group OYJ (D)	860	15,338
EQ OYJ	483	6,812
Finnair OYJ (A)	6,510	22,021
Fiskars OYJ ABP	2,196	31,500
Harvia OYJ	668	27,070
Hiab OYJ	1,532	89,509
HKFoods OYJ (A)	316	546
Huhtamaki OYJ	3,346	116,108
Kalmar OYJ, B Shares	1,532	60,847
Kamux Corp.	1,688	3,968
Kemira OYJ	4,412	99,056
Kesko OYJ, A Shares	2,102	45,088
Kesko OYJ, B Shares	6,750	143,653

86

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Kojamo OYJ (A)	4,092	$52,194
Konecranes OYJ	2,704	223,863
Lassila & Tikanoja OYJ	1,929	23,673
Lindex Group OYJ (A)	3,912	13,186
Mandatum OYJ	11,066	74,264
Marimekko OYJ	1,923	28,296
Metsa Board OYJ, B Shares	6,636	23,391
Metso OYJ	11,455	157,899
Nokian Renkaat OYJ (C)	4,287	38,806
Olvi OYJ, A Shares	721	25,372
Oma Saastopankki OYJ	490	6,609
Oriola OYJ, B Shares	9,290	12,579
Orion OYJ, Class A	1,010	77,109
Orion OYJ, Class B	4,839	371,508
Outokumpu OYJ	11,396	52,110
Pihlajalinna OYJ	1,193	22,457
Ponsse OYJ	543	16,976
Puuilo OYJ	3,674	64,102
QT Group OYJ (A)	770	41,430
Raisio OYJ, V Shares	8,267	23,812
Rapala VMC OYJ (A)	908	1,271
Revenio Group OYJ	802	21,804
Sampo OYJ, A Shares	9,122	104,517
Sanoma OYJ	2,692	33,787
Stora Enso OYJ, R Shares	11,015	121,219
Taaleri OYJ	956	8,142
Talenom OYJ	637	2,609
Terveystalo OYJ (D)	4,887	58,186
TietoEVRY OYJ	3,237	58,582
Tokmanni Group Corp.	1,481	15,812
Vaisala OYJ, A Shares	952	49,807
Valmet OYJ	5,558	185,180
Verkkokauppa.com OYJ (A)	1,047	4,545
WithSecure OYJ (A)	7,159	14,277
YIT OYJ (A)	8,449	29,572
		3,031,977
France - 5.1%
74Software SA (A)	456	19,707
AKWEL SADIR	725	8,390
Alstom SA (A)	8,797	230,187
Altamir	752	21,357
Alten SA	815	67,395
Arkema SA	1,679	106,462
Ayvens SA (D)	5,316	64,420
Bastide le Confort Medical (A)	256	7,632
Beneteau SACA	2,130	21,667
Boiron SA	274	9,005
Bonduelle SCA	1,027	9,920
Carrefour SA	10,435	158,140
Catana Group	1,588	6,025
Cegedim SA (A)	495	6,261
Cie des Alpes	998	25,035
Claranova SE (A)	1,250	2,455
Clariane SE (A)	9,440	52,794
Coface SA	5,060	94,613
Derichebourg SA	3,889	24,130
Edenred SE	3,291	78,374
Ekinops SAS (A)	1,302	4,826
Electricite de Strasbourg SA	31	5,870
Elior Group SA (A)(D)	2,910	9,063
Elis SA	7,848	226,527
Eramet SA (C)	530	35,039
Esso SA Francaise	96	11,460
Etablissements Maurel et Prom SA	4,375	25,220
Eurazeo SE	1,843	121,857
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Eutelsat Communications SACA (A)(C)	6,192	$24,948
Exel Industries SA, A Shares	89	3,731
FDJ UNITED	4,245	142,344
Fnac Darty SA	779	26,759
Forvia SE (A)	4,253	57,566
Gaztransport Et Technigaz SA	1,530	284,123
Getlink SE	3,464	63,874
Groupe Crit SA	163	11,526
Guerbet (A)	326	5,061
Haulotte Group SA	962	2,281
ID Logistics Group SACA (A)	162	76,706
Imerys SA	1,475	39,025
Infotel SA	348	17,583
Interparfums SA	326	10,784
Ipsen SA	674	90,502
IPSOS SA	1,725	77,076
Jacquet Metals SACA	1,024	22,856
JCDecaux SE	1,836	33,066
Kaufman & Broad SA	593	20,760
Laurent-Perrier	110	11,314
LISI SA	419	22,789
LNA Sante SA	166	5,058
Maisons du Monde SA (A)(D)	1,925	4,222
Manitou BF SA	530	11,661
Mersen SA	1,063	31,505
Metropole Television SA	1,324	19,894
Nacon SA (A)	518	441
Nexans SA	1,314	195,673
Nexity SA (A)	1,974	25,676
NRJ Group	782	7,057
Opmobility	2,278	36,749
OVH Groupe SA (A)	37	535
Pierre Et Vacances SA (A)	10,785	21,496
Pluxee NV	2,176	38,764
Quadient SA	1,652	25,490
Remy Cointreau SA	189	10,249
Renault SA	852	35,033
Rexel SA	8,582	282,548
Robertet SA	12	11,207
Rubis SCA	3,578	134,147
Samse SACA	48	7,045
Savencia SA	372	26,941
SCOR SE	6,971	246,538
SEB SA	1,048	77,383
Seche Environnement SACA	126	10,901
SMCP SA (A)(D)	1,921	14,750
Societe BIC SA	1,106	69,082
Societe LDC SADIR	308	33,151
Sodexo SA	1,017	64,167
SOITEC (A)	623	28,598
Sopra Steria Group	690	131,697
SPIE SA	5,882	317,991
Stef SA	202	28,550
Synergie SE	557	20,874
Technip Energies NV	6,139	289,723
Teleperformance SE	1,915	143,038
Television Francaise 1 SA	1,491	15,203
Thermador Groupe	453	39,610
Tikehau Capital SCA	1,543	33,589
Trigano SA	395	69,154
Ubisoft Entertainment SA (A)	3,448	39,606
Valeo SE	8,798	110,951
Vallourec SACA	7,651	146,041
Vetoquinol SA	105	9,515
Vicat SACA	942	66,309

87

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
VIEL & Cie SA	670	$13,322
Virbac SACA	67	24,837
Viridien (A)	424	32,010
Vivendi SE (A)	21,868	77,208
Voltalia SA (A)(C)	1,403	12,363
VusionGroup	77	23,145
Wavestone	134	7,605
Worldline SA (A)(C)(D)	5,431	17,667
		5,644,474
Georgia - 0.1%
Georgia Capital PLC (A)	1,145	37,198
TBC Bank Group PLC	1,983	121,382
		158,580
Germany - 5.7%
1&1 AG	881	20,812
7C Solarparken AG (A)	2,406	4,723
Adesso SE	207	23,861
Adtran Networks SE	804	20,294
All for One Group SE	130	6,949
Allgeier SE (C)	498	10,829
AlzChem Group AG	439	77,690
Amadeus Fire AG (C)	264	15,521
Atoss Software SE	436	56,395
Aurubis AG	1,338	167,831
Auto1 Group SE (A)	1,150	39,341
Basler AG (A)	486	10,185
BayWa AG (A)(C)	669	6,339
Bechtle AG	3,835	177,288
Bertrandt AG	394	8,610
Bijou Brigitte AG	340	16,176
Bilfinger SE	1,375	151,879
Borussia Dortmund GmbH & Company KGaA	4,276	18,185
BRANICKS Group AG (A)(C)	3,005	6,935
Brenntag SE	1,821	109,119
CANCOM SE	314	9,667
Carl Zeiss Meditec AG, Bearer Shares	182	9,079
CECONOMY AG (A)	8,144	41,998
CENIT AG (A)	446	3,931
Cewe Stiftung & Company KGAA	268	31,478
CTS Eventim AG & Company KGaA	1,378	135,285
Dermapharm Holding SE	849	32,448
Deutsche Beteiligungs AG	631	18,272
Deutsche EuroShop AG	514	11,200
Deutsche Pfandbriefbank AG (D)	6,014	35,463
Deutsche Wohnen SE	952	24,257
Deutz AG	3,432	36,324
Draegerwerk AG & Company KGaA	82	4,928
Duerr AG	2,044	48,140
DWS Group GmbH & Company KGaA (D)	699	43,900
Eckert & Ziegler SE	2,424	50,894
Elmos Semiconductor SE	331	32,020
ElringKlinger AG	2,576	13,959
Energiekontor AG	454	23,485
Evonik Industries AG	4,932	85,763
Evotec SE (A)	1,508	11,045
Fielmann Group AG	1,241	74,980
flatexDEGIRO AG	4,062	133,443
Fraport AG Frankfurt Airport Services Worldwide (A)	1,682	145,564
Freenet AG	5,085	162,689
Friedrich Vorwerk Group SE	1,234	119,142
FUCHS SE	1,198	42,931
GEA Group AG	4,017	296,986
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Gerresheimer AG	1,589	$66,195
GFT Technologies SE	961	20,594
GRENKE AG	983	19,228
Heidelberger Druckmaschinen AG (A)	18,003	47,528
HelloFresh SE (A)	6,865	59,201
Hensoldt AG	2,642	344,102
Hoenle AG (A)(C)	420	4,070
Hornbach Holding AG & Company KGaA	497	57,311
HUGO BOSS AG	1,924	91,744
Indus Holding AG	776	19,822
Init Innovation in Traffic Systems SE	364	21,561
Instone Real Estate Group SE (D)	2,299	23,222
IONOS Group SE (A)	273	12,776
IVU Traffic Technologies AG	665	15,726
Jenoptik AG	2,248	45,627
JOST Werke SE (D)	517	30,191
K+S AG	7,752	105,294
KION Group AG	2,944	199,738
Knaus Tabbert AG (A)	203	3,752
Koenig & Bauer AG (A)	912	14,822
Krones AG	639	93,361
KWS Saat SE & Company KGaA	556	43,352
LANXESS AG	3,724	92,725
LEG Immobilien SE	3,351	267,068
Leifheit AG	437	7,942
Medios AG (A)	61	964
MLP SE	4,791	41,942
Mutares SE & Company KGaA (C)	663	23,190
Nagarro SE	394	24,107
Nordex SE (A)	2,050	52,655
Norma Group SE	1,576	26,523
PATRIZIA SE	2,719	23,001
Puma SE	3,370	84,016
Rational AG	41	31,331
SAF-Holland SE	1,157	20,157
Salzgitter AG	712	21,592
Schaeffler AG	2,740	18,337
Schott Pharma AG & Company KGaA	420	10,458
Scout24 SE (D)	671	84,182
Secunet Security Networks AG	98	22,008
SGL Carbon SE (A)	3,072	11,401
Siltronic AG	272	14,986
Sixt SE	470	45,594
SMA Solar Technology AG (A)	839	21,332
Stabilus SE	794	23,077
STRATEC SE	258	8,685
Stroeer SE & Company KGaA	1,436	64,043
Suedzucker AG (C)	2,959	32,565
SUSS MicroTec SE	644	23,129
TAG Immobilien AG	7,477	129,356
Takkt AG	1,848	10,835
TeamViewer SE (A)(D)	6,009	61,360
Technotrans SE	530	19,299
thyssenkrupp AG	22,583	311,597
TUI AG (A)	16,120	147,092
United Internet AG	3,058	96,650
Verbio SE	1,012	12,730
Vossloh AG	474	50,524
Wacker Chemie AG	591	44,734
Wacker Neuson SE	1,493	38,678
Washtec AG (C)	611	27,638
Westwing Group SE (A)	132	1,886
Wuestenrot & Wuerttembergische AG	1,566	24,856

88

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Zalando SE (A)(D)	6,959	$213,560
		6,255,255
Greece - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(B)	3,303	0
Okeanis Eco Tankers Corp. (D)	733	21,580
TT Hellenic Postbank SA (A)(B)	12,594	0
		21,580
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)(B)	4,994	0
Hong Kong - 2.0%
3D-Gold Jewellery Holdings, Ltd. (A)(B)	90,000	0
APAC Resources, Ltd.	20,467	4,265
Apollo Future Mobility Group, Ltd. (A)	2,800	237
Asia Financial Holdings, Ltd.	14,000	7,652
Associated International Hotels, Ltd.	28,000	19,069
Bright Smart Securities & Commodities Group, Ltd. (A)(C)	18,000	21,062
Brightoil Petroleum Holdings, Ltd. (A)(B)	117,000	0
Burwill Holdings, Ltd. (A)(B)	292,000	0
Cafe de Coral Holdings, Ltd.	18,000	14,954
Chen Hsong Holdings	10,000	2,335
Cheuk Nang Holdings, Ltd.	3,708	665
China Energy Development Holdings, Ltd. (A)	634,000	2,928
China Solar Energy Holdings, Ltd. (A)(B)	42,500	0
Chinese Estates Holdings, Ltd.	22,000	3,702
Chow Sang Sang Holdings International, Ltd.	22,000	39,096
Chuang's Consortium International, Ltd. (A)	30,948	1,389
CITIC Telecom International Holdings, Ltd.	59,000	18,414
C-Mer Medical Holdings, Ltd.	18,000	4,696
Cowell e Holdings, Inc. (A)	8,000	40,027
Crystal International Group, Ltd. (D)	19,000	16,514
CSC Holdings, Ltd. (A)	885,000	3,298
CSI Properties, Ltd. (A)	343,092	8,395
CTF Services, Ltd.	53,000	57,335
Dah Sing Banking Group, Ltd.	18,000	22,659
Dah Sing Financial Holdings, Ltd.	6,520	28,428
Deep Source Holdings, Ltd. (A)	130,000	12,192
DFI Retail Group Holdings, Ltd.	7,100	23,149
EC Healthcare	13,000	1,219
EganaGoldpfeil Holdings, Ltd. (A)(B)	103,373	0
Esprit Holdings, Ltd. (A)	17,685	3,154
Fairwood Holdings, Ltd.	3,500	2,382
Far East Consortium International, Ltd.	98,508	9,759
First Pacific Company, Ltd.	76,000	63,712
Giordano International, Ltd.	82,000	16,018
Gold-Finance Holdings, Ltd. (A)(B)	62,000	0
GR Life Style Company, Ltd. (A)	82,000	20,342
Great Eagle Holdings, Ltd.	10,516	19,262
G-Resources Group, Ltd.	13,580	15,834
Guotai Junan International Holdings, Ltd. (C)	83,000	47,729
Hang Lung Group, Ltd.	31,000	58,447
Hang Lung Properties, Ltd.	35,335	39,580
Harbour Centre Development, Ltd.	38,000	21,016
HKR International, Ltd. (A)	51,920	7,131
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hong Kong Ferry Holdings Company, Ltd.	29,000	$18,489
Hong Kong Technology Venture Company, Ltd.	28,000	5,564
Hsin Chong Group Holdings, Ltd. (A)(B)	170,000	0
Hutchison Port Holdings Trust	161,400	32,303
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	11,313
Hysan Development Company, Ltd.	25,000	51,096
Johnson Electric Holdings, Ltd.	10,193	53,330
K Wah International Holdings, Ltd.	80,000	21,993
Kerry Properties, Ltd.	23,500	62,856
KLN Logistics Group, Ltd.	16,500	15,676
Kowloon Development Company, Ltd.	24,422	11,450
Lai Sun Development Company, Ltd. (A)	22,980	1,895
Langham Hospitality Investments, Ltd.	22,500	1,416
Liu Chong Hing Investment, Ltd.	16,000	9,184
Luk Fook Holdings International, Ltd.	15,000	48,047
Man Wah Holdings, Ltd.	61,600	34,050
Mandarin Oriental International, Ltd.	8,000	18,826
Melco International Development, Ltd. (A)	33,000	26,653
MH Development, Ltd. (A)(B)	16,000	0
Midland Holdings, Ltd. (A)	34,734	8,916
Miramar Hotel & Investment	15,000	18,885
Modern Dental Group, Ltd.	20,000	13,492
New World Development Company, Ltd. (A)	38,000	38,110
NewOcean Energy Holdings, Ltd. (A)(B)	66,000	0
Nissin Foods Company, Ltd.	22,000	19,589
Oriental Watch Holdings	18,000	7,772
Oshidori International Holdings, Ltd. (A)	204,000	13,063
Pacific Andes International Holdings, Ltd. (A)(B)	328,006	0
Pacific Basin Shipping, Ltd.	138,000	44,427
Pacific Textiles Holdings, Ltd.	42,000	8,043
PC Partner Group, Ltd.	12,000	9,406
PCCW, Ltd.	96,590	66,140
Peace Mark Holdings, Ltd. (A)(B)	164,000	0
Perfect Medical Health Management, Ltd.	32,000	5,718
Pico Far East Holdings, Ltd.	60,000	20,335
Plover Bay Technologies, Ltd.	15,000	13,216
Public Financial Holdings, Ltd.	24,000	3,773
Regal Hotels International Holdings, Ltd. (A)	36,000	2,786
Regina Miracle International Holdings, Ltd. (D)	17,000	4,709
Shangri-La Asia, Ltd.	46,000	26,873
Shun Tak Holdings, Ltd. (A)	80,250	8,548
Singamas Container Holdings, Ltd.	114,000	9,818
SJM Holdings, Ltd. (A)(C)	118,750	50,632
SmarTone Telecommunications Holdings, Ltd.	31,500	18,817
Solomon Systech International, Ltd. (A)	72,000	5,459
South China Holdings Company, Ltd. (A)	640,000	2,776
Stella International Holdings, Ltd.	20,000	39,455
Sun Hung Kai & Company, Ltd.	45,000	23,014
SUNeVision Holdings, Ltd.	31,000	27,354
Television Broadcasts, Ltd. (A)	19,100	8,444
Texhong International Group, Ltd.	11,000	6,932
Texwinca Holdings, Ltd.	60,000	6,004
The Bank of East Asia, Ltd.	35,959	55,999

89

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
The Hongkong & Shanghai Hotels, Ltd. (A)	31,903	$23,878
Town Health International Medical Group, Ltd.	261,361	8,889
Tradelink Electronic Commerce, Ltd.	50,000	6,552
Transport International Holdings, Ltd.	13,024	17,668
United Laboratories International Holdings, Ltd.	34,000	65,803
Upbest Group, Ltd.	164,000	14,741
Value Partners Group, Ltd.	40,000	13,570
Vitasoy International Holdings, Ltd.	34,000	36,875
Vobile Group, Ltd. (A)(C)	73,000	56,040
VSTECS Holdings, Ltd.	17,200	23,754
VTech Holdings, Ltd.	6,900	55,602
Wealthink AI-Innovation Capital, Ltd. (A)	32,000	736
Wing On Company International, Ltd.	4,000	6,926
Wing Tai Properties, Ltd.	70,000	14,200
Xinyi Glass Holdings, Ltd.	47,741	55,313
Yue Yuen Industrial Holdings, Ltd.	30,000	51,023
Yunfeng Financial Group, Ltd. (A)	26,000	17,240
Zhaobangji Lifestyle Holdings, Ltd. (A)	88,000	2,866
		2,162,368
Ireland - 0.7%
C&C Group PLC	17,690	32,880
Cairn Homes PLC	30,473	68,693
COSMO Pharmaceuticals NV	420	34,318
Dalata Hotel Group PLC	6,155	46,277
DCC PLC	2,009	129,323
FBD Holdings PLC	1,936	31,919
Glanbia PLC	6,256	103,097
Glenveagh Properties PLC (A)(D)	24,326	55,387
Grafton Group PLC, CHESS Depositary Interest	7,751	95,367
Greencore Group PLC	23,988	73,768
Irish Continental Group PLC	5,309	36,040
Permanent TSB Group Holdings PLC (A)	5,786	15,738
		722,807
Isle of Man - 0.1%
Playtech PLC	11,001	54,663
Strix Group PLC (A)	6,042	3,247
		57,910
Israel - 1.0%
Adgar Investment and Development, Ltd. (A)	4,535	6,843
AFI Properties, Ltd. (A)	174	11,032
Africa Israel Residences, Ltd.	355	27,896
Airport City, Ltd. (A)	1	11
Allot, Ltd. (A)	2,103	21,848
Alrov Properties and Lodgings, Ltd.	399	31,556
Arad, Ltd.	787	12,858
Ashdod Refinery, Ltd. (A)	345	5,837
AudioCodes, Ltd.	1,269	12,081
Automatic Bank Services, Ltd.	1,109	7,808
Azorim-Investment Development & Construction Company, Ltd.	3,848	23,493
Blue Square Real Estate, Ltd.	215	23,474
Carasso Motors, Ltd.	2,020	24,724
Cellcom Israel, Ltd. (A)	2,530	25,216
Danel Adir Yeoshua, Ltd.	253	38,758
Delek Automotive Systems, Ltd.	633	4,663
Delta Galil, Ltd.	495	26,012
Dor Alon Energy in Israel 1988, Ltd.	420	16,467
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Doral Group Renewable Energy Resources, Ltd. (A)	3,049	$15,616
Duniec Brothers, Ltd.	217	16,239
Electra Consumer Products 1970, Ltd.	445	15,508
Equital, Ltd. (A)	1	27
Fox Wizel, Ltd.	228	24,137
Gilat Satellite Networks, Ltd. (A)	1,452	18,503
Hamat Group, Ltd.	1,230	5,359
IDI Insurance Company, Ltd.	440	27,147
IES Holdings, Ltd. (A)	120	10,905
Ilex Medical, Ltd.	211	4,247
Inrom Construction Industries, Ltd.	4,264	28,072
Isracard, Ltd.	6,691	27,028
Israel Discount Bank, Ltd., Class A	1	8
Isras Investment Company, Ltd.	75	19,951
Issta, Ltd.	219	7,128
Kamada, Ltd.	1,616	11,268
Kerur Holdings, Ltd.	418	10,736
Kvutzat Acro, Ltd.	1,118	15,726
Land Development Nimrodi Group, Ltd.	789	8,766
Lapidoth Capital, Ltd.	571	13,912
M Yochananof & Sons, Ltd.	155	12,888
Magic Software Enterprises, Ltd.	1,349	27,413
Malam - Team, Ltd. (A)	476	17,399
Maytronics, Ltd. (A)	960	1,343
Mediterranean Towers, Ltd.	4,044	16,554
Meshulam Levinstein Contracting & Engineering, Ltd.	56	7,704
Mivtach Shamir Holdings, Ltd.	243	20,185
Nawi Group, Ltd.	1,396	21,805
Neto Malinda Trading, Ltd.	451	18,080
Nexxen International, Ltd. (A)(C)	1,412	13,061
Novolog, Ltd.	20,186	7,900
Oil Refineries, Ltd.	28,946	7,813
OPC Energy, Ltd. (A)	1	15
OY Nofar Energy, Ltd. (A)	443	14,099
Palram Industries 1990, Ltd.	600	13,907
Perion Network, Ltd. (A)	689	6,659
Plasson Industries, Ltd.	241	14,549
Plus500, Ltd.	3,252	140,942
Prashkovsky Investments and Construction, Ltd.	318	12,803
Priortech, Ltd. (A)	217	12,958
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	323	29,780
Retailors, Ltd.	748	14,502
Sano-Brunos Enterprises, Ltd.	145	15,321
Scope Metals Group, Ltd.	377	17,552
Shikun & Binui, Ltd. (A)	1	4
Summit Real Estate Holdings, Ltd.	1,022	19,744
Tadiran Group, Ltd.	86	4,312
Tamar Petroleum, Ltd. (D)	1,923	26,390
Telsys, Ltd.	84	4,863
Tera Light, Ltd. (A)	32	115
Tiv Taam Holdings 1, Ltd.	3,848	10,059
		1,131,579
Italy - 3.7%
A2A SpA	61,455	160,830
ACEA SpA	1,344	32,411
Amplifon SpA	3,025	49,338
Aquafil SpA (A)	969	2,152
Arnoldo Mondadori Editore SpA	7,965	20,084
Ascopiave SpA	4,243	15,200
Avio SpA	288	18,156
Azimut Holding SpA	4,425	171,439

90

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Banca Generali SpA	2,463	$137,675
Banca IFIS SpA	633	16,802
Banca Monte dei Paschi di Siena SpA	21,956	195,369
Banca Profilo SpA	24,032	4,900
Banco di Desio e della Brianza SpA	2,610	23,613
BasicNet SpA	1,571	13,014
BFF Bank SpA (A)(D)	6,472	83,150
Brembo NV	5,497	58,182
Brunello Cucinelli SpA	1,628	178,353
Buzzi SpA	2,278	125,529
Cairo Communication SpA (A)	4,712	15,434
Carel Industries SpA (D)	660	17,346
Cembre SpA	370	23,632
Cementir Holding NV	2,219	37,072
CIR SpA-Compagnie Industriali (A)	42,681	32,767
Credito Emiliano SpA	3,091	49,901
Danieli & C Officine Meccaniche SpA	197	10,105
Danieli & C Officine Meccaniche SpA, Savings Shares	2,118	76,626
De'Longhi SpA	1,031	37,387
Enav SpA (D)	10,341	52,560
ERG SpA	1,359	33,556
Esprinet SpA	2,412	16,699
Fila SpA	2,245	24,599
Fincantieri SpA (A)	3,166	83,233
Garofalo Health Care SpA	1,776	10,480
Geox SpA (A)	11,885	4,425
Hera SpA	33,574	151,169
IMMSI SpA	6,756	4,705
Intercos SpA	1,065	15,092
Interpump Group SpA	506	23,260
Iren SpA	30,720	95,181
Italgas SpA	23,782	219,076
Italmobiliare SpA	405	14,549
Iveco Group NV	7,049	152,747
Lottomatica Group SpA	4,956	133,385
Maire SpA	7,306	108,367
MARR SpA	998	10,808
MFE-MediaForEurope NV, Class A	6,924	25,884
MFE-MediaForEurope NV, Class A (Berlin Stock Exchange)	7,138	26,031
MFE-MediaForEurope NV, Class B	3,783	19,281
Moltiply Group SpA	424	20,703
Nexi SpA (D)	13,328	75,507
OVS SpA (D)	5,774	28,479
Pharmanutra SpA	268	12,492
Piaggio & C SpA	4,580	10,559
Pirelli & C. SpA (D)	12,309	84,017
RAI Way SpA (D)	5,678	40,219
Recordati Industria Chimica e Farmaceutica SpA	703	42,908
Reply SpA	1,004	143,316
Sabaf SpA	338	5,466
Safilo Group SpA (A)	8,728	16,707
Saipem SpA	62,658	181,387
Sanlorenzo SpA	556	23,007
Sesa SpA	103	10,496
Sogefi SpA	3,551	10,884
SOL SpA	1,145	68,225
Tamburi Investment Partners SpA	4,666	45,818
Technogym SpA (D)	4,677	79,422
Telecom Italia SpA (A)	374,631	196,285
Telecom Italia SpA, Savings Shares (A)	111,439	64,590
Webuild SpA	14,544	60,547
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Wiit SpA	839	$19,188
		4,071,776
Japan - 22.5%
A&D HOLON Holdings Company, Ltd.	900	12,319
Achilles Corp.	1,000	8,276
ADEKA Corp.	3,600	80,197
Ad-sol Nissin Corp.	1,600	14,479
Advan Group Company, Ltd.	1,000	5,951
Aeon Fantasy Company, Ltd.	400	9,855
AEON Financial Service Company, Ltd.	4,300	43,766
Aeon Hokkaido Corp.	1,800	10,951
Ai Holdings Corp.	1,900	35,970
Aica Kogyo Company, Ltd.	1,800	45,282
Aichi Corp.	1,800	16,609
Aichi Steel Corp.	800	14,568
Aichi Tokei Denki Company, Ltd.	900	17,008
Aida Engineering, Ltd.	2,700	17,054
Aiful Corp.	8,600	28,955
Ain Holdings, Inc.	1,100	51,938
Aiphone Company, Ltd.	600	11,619
Airman Corp.	1,200	15,891
Airport Facilities Company, Ltd.	1,200	8,555
Airtrip Corp.	900	5,956
Aisan Industry Company, Ltd.	800	10,128
Akatsuki, Inc.	400	7,301
Akebono Brake Industry Company, Ltd. (A)	9,400	7,295
Albis Company, Ltd.	500	9,681
Alconix Corp.	1,600	22,862
Alfresa Holdings Corp.	800	11,453
Alpen Company, Ltd.	1,100	17,524
Alps Alpine Company, Ltd.	7,000	88,606
Altech Corp.	1,100	20,763
Amano Corp.	2,200	62,351
Amuse, Inc.	400	5,534
Amvis Holdings, Inc.	300	1,226
and ST HD Company, Ltd.	620	12,556
Anest Iwata Corp.	1,800	19,059
Anicom Holdings, Inc.	3,700	20,612
Anycolor, Inc.	1,400	53,335
AOKI Holdings, Inc.	1,700	20,414
Aoyama Trading Company, Ltd.	2,500	41,212
Aoyama Zaisan Networks Company, Ltd.	1,100	15,172
Arakawa Chemical Industries, Ltd.	1,400	10,364
Arata Corp.	1,400	29,378
ARCLANDS Corp.	1,770	23,307
Arcs Company, Ltd.	2,125	45,361
ARE Holdings, Inc.	3,600	52,267
Arealink Company, Ltd.	1,000	15,069
Argo Graphics, Inc.	4,000	33,453
Arisawa Manufacturing Company, Ltd.	600	6,559
Artience Company, Ltd.	1,100	23,243
As One Corp.	2,000	33,212
Asahi Company, Ltd.	800	7,596
Asahi Diamond Industrial Company, Ltd.	3,900	22,894
Asahi Yukizai Corp.	400	12,414
ASKA Pharmaceutical Holdings Company, Ltd.	800	12,373
ASKUL Corp.	2,000	21,183
Atsugi Company, Ltd. (A)	1,200	9,175
Aucnet, Inc.	2,200	27,600
Autobacs Seven Company, Ltd.	3,400	37,115
Avant Group Corp.	900	9,305
Avex, Inc.	2,800	23,978
Axial Retailing, Inc.	3,200	25,346

91

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
AZ-COM MARUWA Holdings, Inc.	3,100	$22,385
Bando Chemical Industries, Ltd.	1,600	21,219
Bank of the Ryukyus, Ltd.	800	7,960
Belc Company, Ltd.	500	26,113
Bell System24 Holdings, Inc.	1,300	11,736
Belluna Company, Ltd.	3,300	22,814
Bic Camera, Inc.	3,800	42,001
BML, Inc.	1,000	24,994
Bourbon Corp.	500	8,484
Br. Holdings Corp.	2,300	5,257
BrainPad, Inc.	900	8,418
Buffalo, Inc.	500	12,102
Bunka Shutter Company, Ltd.	1,600	24,659
Business Brain Showa-Ota, Inc.	700	14,016
C Uyemura & Company, Ltd.	500	39,501
CAC Holdings Corp.	900	13,261
Calbee, Inc.	1,300	25,111
Canon Electronics, Inc.	900	16,593
Carenet, Inc.	1,200	9,046
Carlit Company, Ltd.	2,100	18,616
Cawachi, Ltd.	900	17,982
Celsys, Inc.	1,100	13,947
Central Automotive Products, Ltd.	1,500	18,661
Central Glass Company, Ltd.	800	17,685
Central Security Patrols Company, Ltd.	700	12,116
Central Sports Company, Ltd.	600	9,815
Ceres, Inc.	600	10,399
Change Holdings, Inc.	1,700	13,108
Charm Care Corp. KK	1,000	7,620
Chino Corp.	800	7,026
Chiyoda Company, Ltd.	800	6,498
Chiyoda Integre Company, Ltd.	800	17,781
Chori Company, Ltd.	800	21,266
Chudenko Corp.	1,300	34,584
Chuetsu Pulp & Paper Company, Ltd.	500	5,727
Chugai Ro Company, Ltd.	500	14,722
Chugin Financial Group, Inc.	6,700	98,360
Chugoku Marine Paints, Ltd.	1,400	33,910
Citizen Watch Company, Ltd.	8,700	58,975
CKD Corp.	2,400	44,523
Cleanup Corp.	2,100	11,241
CMK Corp.	3,700	8,745
COLOPL, Inc.	3,200	10,371
Colowide Company, Ltd.	3,200	39,514
Comture Corp.	1,000	10,976
Corona Corp.	300	1,963
Cosel Company, Ltd.	1,200	9,732
Cota Company, Ltd.	643	5,973
Create Restaurants Holdings, Inc.	11,600	60,625
Create SD Holdings Company, Ltd.	1,100	24,675
Creek & River Company, Ltd.	800	8,134
Cresco, Ltd.	1,600	17,860
CTS Company, Ltd.	1,900	11,777
Curves Holdings Company, Ltd.	2,000	11,273
Cybozu, Inc.	900	20,779
Dai Nippon Toryo Company, Ltd.	1,200	10,443
Daicel Corp.	2,100	19,118
Dai-Dan Company, Ltd.	1,200	50,210
Daido Metal Company, Ltd.	1,900	12,703
Daido Steel Company, Ltd.	4,600	39,710
Daiei Kankyo Company, Ltd.	700	15,825
Daihen Corp.	500	27,762
Daiichi Jitsugyo Company, Ltd.	1,200	22,050
Daiichi Kensetsu Corp.	1,300	28,538
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	$8,445
Daiichikosho Company, Ltd.	2,800	31,669
Daiken Medical Company, Ltd.	400	1,228
Daiki Aluminium Industry Company, Ltd.	1,500	11,423
Daikoku Denki Company, Ltd.	800	14,237
Daikokutenbussan Company, Ltd.	300	14,613
Daikyonishikawa Corp.	1,900	9,413
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	300	7,905
Daio Paper Corp.	4,200	25,272
Daiseki Company, Ltd.	1,360	31,415
Daishi Hokuetsu Financial Group, Inc.	6,600	63,858
Daishinku Corp.	1,600	6,224
Daito Pharmaceutical Company, Ltd.	1,540	12,807
Daitron Company, Ltd.	600	17,791
Daiwa Industries, Ltd.	2,000	22,430
Daiwabo Holdings Company, Ltd.	2,900	57,788
DCM Holdings Company, Ltd.	5,100	55,240
DeNA Company, Ltd.	1,100	17,275
Denka Company, Ltd.	3,400	52,375
Densan System Holdings Company, Ltd.	700	16,930
Denyo Company, Ltd.	900	18,029
Dexerials Corp.	2,700	41,403
DIC Corp.	2,700	66,553
Digital Hearts Holdings Company, Ltd.	900	5,915
Digital Holdings, Inc.	600	8,106
Dip Corp.	1,400	22,014
DKK Company, Ltd.	1,000	13,491
DKS Company, Ltd.	400	15,959
Doshisha Company, Ltd.	1,000	19,084
Doutor Nichires Holdings Company, Ltd.	1,000	17,782
Dowa Holdings Company, Ltd.	2,100	76,507
DTS Corp.	5,200	46,006
Duskin Company, Ltd.	1,600	41,663
DyDo Group Holdings, Inc.	600	10,205
Eagle Industry Company, Ltd.	1,300	23,031
Ebara Jitsugyo Company, Ltd.	800	24,807
Ebase Company, Ltd.	1,200	4,031
EDION Corp.	2,700	39,504
EF-ON, Inc.	1,500	4,414
eGuarantee, Inc.	2,000	22,119
E-Guardian, Inc.	284	3,802
Eizo Corp.	1,600	23,651
Elan Corp.	700	3,732
Elecom Company, Ltd.	1,600	19,925
EM Systems Company, Ltd.	1,400	7,204
en-japan, Inc.	800	8,810
Enplas Corp.	300	11,327
eRex Company, Ltd.	1,900	9,444
ES-Con Japan, Ltd.	1,500	10,464
ESPEC Corp.	800	18,583
Exedy Corp.	700	24,585
EXEO Group, Inc.	6,400	92,611
Ezaki Glico Company, Ltd.	2,000	68,454
FCC Company, Ltd.	1,100	23,872
FDK Corp. (A)	300	767
Feed One Company, Ltd.	1,600	12,246
Ferrotec Corp.	2,000	53,999
Financial Partners Group Company, Ltd.	1,100	17,656
FP Corp.	1,100	18,710
France Bed Holdings Company, Ltd.	2,200	19,149
Fudo Tetra Corp.	1,080	19,547
Fuji Company, Ltd.	800	10,922

92

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fuji Corp. (Aichi)	2,600	$47,356
Fuji Corp., Ltd.	1,300	7,127
Fuji Kyuko Company, Ltd.	800	13,908
Fuji Oil Company, Ltd.	4,400	14,224
Fuji Oil Company, Ltd. (Osaka)	1,400	33,939
Fuji Pharma Company, Ltd.	1,400	14,661
Fuji Seal International, Inc.	2,100	40,349
Fujibo Holdings, Inc.	700	30,676
Fujicco Company, Ltd.	1,500	16,688
Fujikura Kasei Company, Ltd.	2,000	8,228
Fujimi, Inc.	2,400	35,039
Fujisash Company, Ltd.	490	2,848
Fujita Kanko, Inc. (A)	200	14,161
Fujiya Company, Ltd.	500	8,789
Fukuda Corp.	200	9,527
Fukuda Denshi Company, Ltd.	700	31,845
Fukui Computer Holdings, Inc.	300	6,768
Fukuyama Transporting Company, Ltd.	1,000	24,863
FULLCAST Holdings Company, Ltd.	1,000	11,992
Funai Soken Holdings, Inc.	1,800	31,407
Furuno Electric Company, Ltd.	800	30,598
Furuya Metal Company, Ltd.	900	17,008
Furyu Corp.	1,300	9,704
Fuso Chemical Company, Ltd.	1,000	33,082
Fuso Pharmaceutical Industries, Ltd.	500	7,233
Futaba Corp.	1,600	7,179
Futaba Industrial Company, Ltd.	3,400	22,068
Future Corp.	2,400	37,659
Fuyo General Lease Company, Ltd.	1,200	35,864
G-7 Holdings, Inc.	2,000	17,058
Gakken Holdings Company, Ltd.	1,600	11,408
Galilei Company, Ltd.	1,000	25,579
Gecoss Corp.	400	3,753
Geo Holdings Corp.	1,900	21,184
GLOBERIDE, Inc.	1,200	19,764
Glory, Ltd.	2,100	51,949
GMO Financial Gate, Inc.	400	16,639
GMO Financial Holdings, Inc.	1,600	10,574
GMO GlobalSign Holdings KK	500	7,280
GMO internet group, Inc.	1,900	46,473
Goldcrest Company, Ltd.	990	22,458
Goldwin, Inc.	1,200	20,414
Grems, Inc.	800	13,196
GS Yuasa Corp.	3,000	70,874
G-Tekt Corp.	1,200	16,073
Gun-Ei Chemical Industry Company, Ltd.	400	9,081
Gunze, Ltd.	1,600	40,871
H.U. Group Holdings, Inc.	1,600	37,013
H2O Retailing Corp.	2,600	38,100
Hagihara Industries, Inc.	800	9,242
Hagiwara Electric Holdings Company, Ltd.	500	11,857
Hakudo Company, Ltd.	600	9,083
Halows Company, Ltd.	600	20,270
Hamakyorex Company, Ltd.	2,800	29,679
Hanwa Company, Ltd.	1,500	63,788
Hazama Ando Corp.	5,490	62,117
Heiwa Corp.	1,500	21,316
Heiwado Company, Ltd.	500	9,819
Hennge KK	1,000	10,880
Hiday Hidaka Corp.	600	14,517
HI-LEX Corp.	600	10,945
Hino Motors, Ltd. (A)	10,400	27,155
Hioki EE Corp.	500	20,516
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hirano Tecseed Company, Ltd.	1,100	$11,896
Hirogin Holdings, Inc.	10,600	103,121
Hiroshima Gas Company, Ltd.	4,900	12,683
Hisaka Works, Ltd.	2,000	18,222
Hochiki Corp.	600	15,892
Hokkaido Electric Power Company, Inc.	5,900	43,182
Hokkaido Gas Company, Ltd.	3,000	13,888
Hokkan Holdings, Ltd.	1,000	15,107
Hokko Chemical Industry Company, Ltd.	700	8,001
Hokkoku Financial Holdings, Inc.	9,000	41,724
Hokuetsu Corp. (C)	4,900	32,971
Hokuhoku Financial Group, Inc.	4,900	127,989
Hokuriku Electric Power Company	7,400	42,225
Hokuto Corp.	1,600	20,652
H-One Company, Ltd.	1,000	9,843
Honeys Holdings Company, Ltd.	1,350	14,094
Hoosiers Holdings Company, Ltd.	2,100	18,404
Hosiden Corp.	1,700	26,994
Hosokawa Micron Corp.	600	23,572
HS Holdings Company, Ltd.	1,000	6,818
IBJ, Inc.	1,800	10,624
Ichikoh Industries, Ltd.	2,300	6,884
Ichiyoshi Securities Company, Ltd.	2,800	15,957
Icom, Inc.	500	10,183
IDEC Corp.	1,600	26,142
IDOM, Inc.	1,300	9,226
Iino Kaiun Kaisha, Ltd.	2,900	23,194
Imasen Electric Industrial	500	2,518
Imuraya Group Company, Ltd.	300	5,114
Inaba Denki Sangyo Company, Ltd.	2,100	59,647
Inaba Seisakusho Company, Ltd.	200	2,313
Inabata & Company, Ltd.	2,000	47,161
Ines Corp.	900	12,250
i-Net Corp.	900	10,517
INFRONEER Holdings, Inc.	4,200	43,672
Insource Company, Ltd.	300	1,950
Intage Holdings, Inc.	468	5,434
Inui Global Logistics Company, Ltd.	1,600	17,707
IR Japan Holdings, Ltd.	400	2,234
Iriso Electronics Company, Ltd.	1,000	19,934
Iseki & Company, Ltd.	1,200	18,231
Ishihara Sangyo Kaisha, Ltd.	2,100	32,850
ITFOR, Inc.	1,000	10,173
ITmedia, Inc.	900	10,118
Ito En, Ltd.	1,900	44,721
Itochu Enex Company, Ltd.	2,700	36,079
Itochu-Shokuhin Company, Ltd.	300	20,764
Itoham Yonekyu Holdings, Inc.	1,100	42,314
Itoki Corp.	2,100	34,808
IwaiCosmo Holdings, Inc.	900	16,546
Iwatani Corp.	3,000	32,775
Izumi Company, Ltd.	1,400	30,887
J Trust Company, Ltd.	6,286	18,861
Jaccs Company, Ltd.	900	25,811
Jade Group, Inc. (A)	400	3,783
JAFCO Group Company, Ltd.	1,200	20,978
JANOME Corp.	1,200	9,422
Japan Airport Terminal Company, Ltd.	400	12,748
Japan Aviation Electronics Industry, Ltd.	2,300	39,039
Japan Cash Machine Company, Ltd.	700	4,677
Japan Communications, Inc. (A)	15,200	15,022
Japan Elevator Service Holdings Company, Ltd.	4,000	50,772
Japan Investment Adviser Company, Ltd.	2,000	27,004
Japan Lifeline Company, Ltd.	3,000	30,612

93

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Material Company, Ltd.	2,900	$35,752
Japan Medical Dynamic Marketing, Inc.	900	3,077
Japan Petroleum Exploration Company, Ltd.	6,500	56,638
Japan Property Management Center Company, Ltd.	800	7,126
Japan Pulp & Paper Company, Ltd.	6,000	28,945
Japan Securities Finance Company, Ltd.	3,300	41,498
Japan Transcity Corp.	3,100	24,128
Japan Wool Textile Company, Ltd.	1,500	16,868
JBCC Holdings, Inc.	2,400	21,204
JCU Corp.	800	24,644
Jeol, Ltd.	1,500	51,386
JGC Holdings Corp.	5,700	58,190
JINS Holdings, Inc.	300	18,583
JINUSHI Company, Ltd.	1,100	22,702
JM Holdings Company, Ltd.	600	12,364
JMS Company, Ltd.	500	1,488
J-Oil Mills, Inc.	1,200	16,667
Joshin Denki Company, Ltd.	1,100	19,114
Joyful Honda Company, Ltd.	1,900	27,935
JSB Company, Ltd.	800	22,280
JSP Corp.	800	10,489
JTEKT Corp.	5,200	51,603
Juki Corp. (A)	1,400	4,077
Juroku Financial Group, Inc.	1,300	48,358
Justsystems Corp.	800	25,909
JVCKenwood Corp.	6,770	52,680
K&O Energy Group, Inc.	800	17,498
Kaga Electronics Company, Ltd.	1,200	28,707
Kagome Company, Ltd.	2,300	44,756
Kaken Pharmaceutical Company, Ltd.	1,200	29,651
Kakiyasu Honten Company, Ltd.	500	9,093
Kamakura Shinsho, Ltd.	1,200	4,832
Kameda Seika Company, Ltd.	700	19,544
Kamei Corp.	1,300	25,366
Kanaden Corp.	1,100	15,446
Kanadevia Corp.	5,500	38,018
Kanagawa Chuo Kotsu Company, Ltd.	700	17,538
Kanamic Network Company, Ltd.	600	1,921
Kanamoto Company, Ltd.	600	14,595
Kaneka Corp.	1,400	39,817
Kanematsu Corp.	3,500	73,724
Kanto Denka Kogyo Company, Ltd.	2,000	12,946
Katitas Company, Ltd.	1,800	34,092
Kato Sangyo Company, Ltd.	1,100	43,276
Kato Works Company, Ltd.	400	3,784
Kawada Technologies, Inc.	600	16,112
KeePer Technical Laboratory Company, Ltd. (C)	500	12,634
Keihan Holdings Company, Ltd.	2,200	49,976
Keihanshin Building Company, Ltd.	2,000	22,124
Keikyu Corp.	3,000	30,442
Kenko Mayonnaise Company, Ltd.	900	11,935
KH Neochem Company, Ltd.	1,500	28,242
Kimoto Company, Ltd.	3,000	5,167
King Jim Company, Ltd.	1,400	7,979
Kissei Pharmaceutical Company, Ltd.	1,100	32,030
Ki-Star Real Estate Company, Ltd.	600	22,719
Kitz Corp.	1,500	17,101
Koa Corp.	1,700	13,425
Koatsu Gas Kogyo Company, Ltd.	3,000	21,050
Kobe Electric Railway Company, Ltd.	300	5,061
Kohnan Shoji Company, Ltd.	1,200	34,177
Kokuyo Company, Ltd.	11,600	69,085
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Komatsu Matere Company, Ltd.	1,700	$9,717
KOMEDA Holdings Company, Ltd.	2,000	42,003
Komeri Company, Ltd.	1,500	33,441
Komori Corp.	2,300	23,600
Kondotec, Inc.	1,300	14,666
Konica Minolta, Inc.	14,200	50,518
Konishi Company, Ltd.	3,100	27,042
Konoike Transport Company, Ltd.	1,700	37,629
Kose Corp.	300	12,021
Koshidaka Holdings Company, Ltd.	1,500	13,907
Kotobuki Spirits Company, Ltd.	2,500	30,626
Krosaki Harima Corp.	500	13,938
KRS Corp.	1,100	23,673
K's Holdings Corp.	5,700	61,569
Kumagai Gumi Company, Ltd.	5,200	44,012
Kumiai Chemical Industry Company, Ltd.	3,400	19,014
Kura Sushi, Inc.	1,100	25,219
Kurabo Industries, Ltd.	300	14,303
Kureha Corp.	1,500	38,725
Kurimoto, Ltd.	1,000	12,483
Kusuri no Aoki Holdings Company, Ltd.	2,100	56,835
KYB Corp.	2,000	53,012
Kyodo Printing Company, Ltd.	2,000	20,349
Kyoei Steel, Ltd.	300	4,647
Kyokuto Kaihatsu Kogyo Company, Ltd.	900	16,544
Kyokuyo Company, Ltd.	700	23,392
Kyorin Pharmaceutical Company, Ltd.	1,900	19,027
Kyoritsu Maintenance Company, Ltd.	2,800	60,510
Kyosan Electric Manufacturing Company, Ltd.	2,000	7,063
Kyudenko Corp.	300	14,510
Kyushu Financial Group, Inc.	6,300	38,665
LA Holdings Company, Ltd.	200	12,261
LEC, Inc.	1,600	12,537
Leopalace21 Corp.	6,400	30,895
Life Corp.	1,600	27,298
Lifedrink Company, Inc.	1,600	24,603
LIFULL Company, Ltd.	3,800	5,369
Link And Motivation, Inc.	2,300	8,230
Lintec Corp.	1,900	46,704
Litalico, Inc.	1,300	11,906
M&A Capital Partners Company, Ltd.	1,000	21,761
Mabuchi Motor Company, Ltd.	3,200	55,977
Macnica Holdings, Inc.	4,400	60,883
Maeda Kosen Company, Ltd.	2,200	28,852
Maezawa Kasei Industries Company, Ltd.	1,100	16,078
Maezawa Kyuso Industries Company, Ltd.	1,800	18,122
Makino Milling Machine Company, Ltd.	800	61,982
Management Solutions Company, Ltd.	1,300	12,931
Mandom Corp.	1,600	24,108
Mani, Inc.	3,500	30,121
MarkLines Company, Ltd.	400	5,587
Mars Group Holdings Corp.	700	14,504
Marubun Corp.	200	1,656
Marudai Food Company, Ltd.	1,600	21,915
Maruha Nichiro Corp.	1,400	32,449
Maruichi Steel Tube, Ltd.	8,100	70,480
MARUKA FURUSATO Corp.	700	11,040
Marvelous, Inc.	1,400	5,823
Matsuda Sangyo Company, Ltd.	500	14,155
Matsui Securities Company, Ltd. (C)	4,900	25,420
Matsuyafoods Holdings Company, Ltd.	200	8,107

94

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Max Company, Ltd.	700	$26,631
Maxell, Ltd.	2,200	31,710
Maxvalu Tokai Company, Ltd.	1,100	25,889
MCJ Company, Ltd.	3,200	29,708
MEC Company, Ltd.	700	18,126
Media Do Company, Ltd.	600	7,750
Medikit Company, Ltd.	500	9,342
Medley, Inc. (A)	800	13,168
Megmilk Snow Brand Company, Ltd.	1,400	28,026
Meidensha Corp.	800	31,756
Meiko Electronics Company, Ltd.	600	39,847
MEITEC Group Holdings, Inc.	2,000	43,143
Meito Company, Ltd. (C)	900	13,497
Menicon Company, Ltd.	2,500	19,253
Mercari, Inc. (A)	2,600	39,988
METAWATER Company, Ltd.	1,600	32,829
Micronics Japan Company, Ltd.	800	31,716
Midac Holdings Company, Ltd.	500	6,726
Mie Kotsu Group Holdings, Inc.	3,700	13,603
Milbon Company, Ltd.	912	15,291
MIRAIT ONE Corp.	4,240	82,656
Mirarth Holdings, Inc.	6,300	16,616
Miroku Jyoho Service Company, Ltd.	700	8,969
Mitani Corp.	2,000	29,063
Mitsuba Corp.	2,300	14,985
Mitsubishi Logisnext Company, Ltd.	1,000	12,245
Mitsubishi Logistics Corp.	2,800	22,929
Mitsubishi Materials Corp.	3,900	73,146
Mitsubishi Paper Mills, Ltd.	2,600	11,881
Mitsubishi Pencil Company, Ltd.	1,500	21,963
Mitsubishi Research Institute, Inc.	500	17,500
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	11,494
Mitsui DM Sugar Company, Ltd.	1,000	21,619
Mitsui E&S Company, Ltd.	4,600	138,780
Mitsui High-Tec, Inc.	2,500	13,095
Mitsui Matsushima Holdings Company, Ltd.	1,500	15,076
Mitsui Mining & Smelting Company, Ltd.	1,500	116,531
Mitsui-Soko Holdings Company, Ltd.	2,700	75,477
Mitsuuroko Group Holdings Company, Ltd.	1,900	29,493
Mixi, Inc.	1,800	38,709
Mizuho Leasing Company, Ltd.	4,000	35,219
Mizuno Corp.	1,200	21,643
Mochida Pharmaceutical Company, Ltd.	900	19,304
Morinaga & Company, Ltd.	3,000	53,165
Morinaga Milk Industry Company, Ltd.	3,000	70,258
Morita Holdings Corp.	2,200	34,511
MOS Food Services, Inc.	1,000	26,720
MrMax Holdings, Ltd.	1,700	10,017
m-up Holdings, Inc.	2,000	28,624
Musashi Seimitsu Industry Company, Ltd.	1,600	37,268
Nabtesco Corp.	3,300	74,592
Nachi-Fujikoshi Corp.	600	15,132
Nafco Company, Ltd.	1,100	15,161
Nagano Keiki Company, Ltd.	800	11,137
Nagase & Company, Ltd.	3,000	64,815
Nagoya Railroad Company, Ltd.	6,500	77,634
Nakamuraya Company, Ltd.	300	6,300
Nakanishi, Inc.	2,600	36,029
Nakayama Steel Works, Ltd.	1,100	4,758
Namura Shipbuilding Company, Ltd.	1,152	26,559
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nankai Electric Railway Company, Ltd.	3,000	$56,557
Natori Company, Ltd.	700	9,471
NEC Capital Solutions, Ltd.	800	21,156
Neturen Company, Ltd.	2,300	18,948
Nextage Company, Ltd.	1,900	30,345
NHK Spring Company, Ltd.	2,400	36,038
Nice Corp.	600	7,539
Nichias Corp.	2,300	86,398
Nichiban Company, Ltd.	700	9,343
Nichicon Corp.	600	5,999
Nichiden Corp.	600	11,023
Nichiha Corp.	1,200	22,325
Nichirei Corp.	1,200	14,089
Nichireki Group Company, Ltd.	1,200	21,452
Nichirin Company, Ltd.	1,040	26,251
Nifco, Inc.	800	24,128
Nihon Dempa Kogyo Company, Ltd.	2,500	15,721
Nihon Flush Company, Ltd.	1,000	5,451
Nihon House Holdings Company, Ltd.	1,000	2,124
Nihon Kagaku Sangyo Company, Ltd.	1,000	15,578
Nihon M&A Center Holdings, Inc.	9,700	49,465
Nihon Parkerizing Company, Ltd.	3,900	36,066
Nihon Tokushu Toryo Company, Ltd.	1,000	14,241
Nikkiso Company, Ltd.	2,100	21,007
Nikkon Holdings Company, Ltd.	4,400	101,404
Nippn Corp.	1,600	25,062
Nippon Air Conditioning Services Company, Ltd.	1,600	13,968
Nippon Beet Sugar Manufacturing Company, Ltd.	900	17,927
Nippon Carbon Company, Ltd.	500	14,695
Nippon Chemical Industrial Company, Ltd.	700	13,475
Nippon Chemi-Con Corp. (A)	1,100	12,156
Nippon Coke & Engineering Company, Ltd. (A)	18,000	12,653
Nippon Concrete Industries Company, Ltd.	2,600	6,066
Nippon Denko Company, Ltd.	6,530	14,961
Nippon Densetsu Kogyo Company, Ltd.	2,100	40,537
Nippon Electric Glass Company, Ltd.	2,200	72,133
Nippon Gas Company, Ltd.	4,300	80,421
Nippon Hume Corp. (C)	2,000	52,737
Nippon Kayaku Company, Ltd.	5,300	49,732
Nippon Kodoshi Corp.	800	12,031
Nippon Light Metal Holdings Company, Ltd.	2,820	40,000
Nippon Paper Industries Company, Ltd.	4,600	37,890
Nippon Parking Development Company, Ltd.	8,400	16,310
Nippon Rietec Company, Ltd.	300	4,068
Nippon Seiki Company, Ltd.	1,300	15,608
Nippon Sharyo, Ltd.	600	11,660
Nippon Sheet Glass Company, Ltd. (A)	4,100	14,129
Nippon Shinyaku Company, Ltd.	1,800	40,661
Nippon Shokubai Company, Ltd.	3,200	39,436
Nippon Signal Company, Ltd.	3,000	24,683
Nippon Soda Company, Ltd.	1,200	27,969
Nippon Thompson Company, Ltd.	4,700	21,773
Nippon Yakin Kogyo Company, Ltd.	300	8,668
Nipro Corp.	6,700	68,220
Nishikawa Rubber Company, Ltd.	1,600	31,567
Nishimatsu Construction Company, Ltd.	1,500	53,116
Nishi-Nippon Financial Holdings, Inc.	3,900	65,967
Nishi-Nippon Railroad Company, Ltd.	2,400	37,894

95

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nishio Holdings Company, Ltd.	800	$23,190
Nissan Shatai Company, Ltd.	3,400	28,299
Nissei ASB Machine Company, Ltd.	500	24,249
Nissei Plastic Industrial Company, Ltd.	1,600	9,372
Nissha Company, Ltd.	2,300	22,161
Nisshinbo Holdings, Inc.	4,768	36,684
Nisso Holdings Company, Ltd.	2,400	10,627
Nissui Corp.	9,200	64,822
Nitta Corp.	800	22,459
Nittetsu Mining Company, Ltd.	3,000	40,439
Nitto Kogyo Corp.	600	14,661
Nitto Kohki Company, Ltd.	1,000	11,825
Nitto Seiko Company, Ltd.	1,700	7,332
Noevir Holdings Company, Ltd.	800	24,140
Nojima Corp.	3,200	87,682
NOK Corp.	900	15,800
Noritake Company, Ltd.	500	15,962
Noritsu Koki Company, Ltd.	3,000	35,730
Noritz Corp.	2,100	28,475
North Pacific Bank, Ltd.	12,900	64,809
NPR-RIKEN Corp.	1,200	24,923
NS Tool Company, Ltd.	800	4,286
NS United Kaiun Kaisha, Ltd.	100	3,424
NSD Company, Ltd.	2,200	51,721
NSK, Ltd.	7,100	36,626
NTN Corp.	18,400	42,274
Obara Group, Inc.	600	17,335
Ohsho Food Service Corp.	600	14,996
Oiles Corp.	1,380	21,460
Okabe Company, Ltd.	2,600	16,440
Okamoto Industries, Inc.	600	20,557
Okamura Corp.	2,000	31,734
Okasan Securities Group, Inc.	7,000	32,314
Oki Electric Industry Company, Ltd.	3,000	32,660
Okinawa Cellular Telephone Company	1,600	28,253
Okinawa Financial Group, Inc.	1,140	29,726
OKUMA Corp.	2,200	50,157
Okumura Corp.	1,200	38,329
Okuwa Company, Ltd.	1,000	6,262
Onoken Company, Ltd.	1,500	14,210
Onward Holdings Company, Ltd.	2,400	11,338
Open Up Group, Inc.	1,200	14,710
Optex Group Company, Ltd.	1,900	27,039
Optim Corp. (A)	700	2,871
Optorun Company, Ltd.	1,100	12,343
Organo Corp.	500	38,306
Orient Corp.	3,180	21,728
Oriental Shiraishi Corp.	7,600	21,891
Oro Company, Ltd.	700	12,392
Osaka Organic Chemical Industry, Ltd.	800	16,818
Osaka Steel Company, Ltd.	700	11,972
Osaki Electric Company, Ltd.	3,000	25,944
OSG Corp.	3,900	55,891
Oyo Corp.	1,300	25,324
Pacific Industrial Company, Ltd.	700	12,560
Pacific Metals Company, Ltd.	1,100	14,799
PAL GROUP Holdings Company, Ltd.	2,800	47,587
PALTAC Corp.	1,200	37,546
Paramount Bed Holdings Company, Ltd.	1,600	39,211
Park24 Company, Ltd.	4,200	53,656
Pasona Group, Inc.	1,300	19,229
Penta-Ocean Construction Company, Ltd.	9,900	77,944
PeptiDream, Inc. (A)	3,600	38,511
PIA Corp. (A)	500	11,723
Pickles Holdings Company, Ltd.	800	6,292
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Pigeon Corp.	5,500	$66,043
PILLAR Corp.	500	13,895
Pilot Corp.	1,200	38,886
Piolax, Inc.	1,200	14,423
PKSHA Technology, Inc. (A)	500	13,055
Pole To Win Holdings, Inc.	2,000	4,755
Premium Group Company, Ltd.	900	13,081
Premium Water Holdings, Inc.	400	9,046
Press Kogyo Company, Ltd.	2,500	10,859
Prestige International, Inc.	5,000	22,296
Prima Meat Packers, Ltd.	1,500	23,876
Procrea Holdings, Inc.	2,344	27,469
Pronexus, Inc.	600	4,546
PS Construction Company, Ltd.	800	10,026
Punch Industry Company, Ltd.	1,300	3,796
QB Net Holdings Company, Ltd.	1,800	16,588
Qol Holdings Company, Ltd.	1,400	19,010
Quick Company, Ltd.	800	13,573
Raccoon Holdings, Inc.	800	3,917
Raito Kogyo Company, Ltd.	1,300	28,342
Raiznext Corp.	2,000	25,835
Raksul, Inc. (A)	1,200	9,663
Rakus Company, Ltd.	2,400	22,059
Rasa Industries, Ltd.	600	18,504
Relo Group, Inc.	2,800	33,765
Rengo Company, Ltd.	8,600	54,314
RENOVA, Inc. (A)	1,400	8,881
Resorttrust, Inc.	4,800	60,876
Retail Partners Company, Ltd.	300	2,875
Rheon Automatic Machinery Company, Ltd.	1,500	14,264
Ricoh Leasing Company, Ltd.	800	31,503
Riken Keiki Company, Ltd.	700	14,752
Riken Vitamin Company, Ltd.	1,400	27,544
Rion Company, Ltd.	500	9,009
Riso Kyoiku Group Corp.	3,400	5,169
Rock Field Company, Ltd.	1,000	9,908
Rokko Butter Company, Ltd.	600	5,111
Roland Corp.	700	15,959
Rorze Corp.	2,500	37,514
Round One Corp.	5,500	48,663
Royal Holdings Company, Ltd.	600	11,100
Ryobi, Ltd.	1,400	26,284
Ryoden Corp.	800	16,675
Ryoyo Ryosan Holdings, Inc.	500	10,083
S Foods, Inc.	900	16,527
S&B Foods, Inc.	700	16,096
Sac's Bar Holdings, Inc.	600	3,197
Saibu Gas Holdings Company, Ltd.	1,500	20,034
Saint-Care Holding Corp.	1,900	10,542
Saizeriya Company, Ltd.	800	26,852
Sakai Chemical Industry Company, Ltd.	100	1,923
Sakai Moving Service Company, Ltd.	1,000	20,242
Sakata INX Corp.	1,200	18,850
Sakata Seed Corp.	500	12,308
Sala Corp.	3,000	22,221
San-A Company, Ltd.	1,400	26,351
San-Ai Obbli Company, Ltd.	2,700	38,100
Sangetsu Corp.	2,100	44,036
Sanken Electric Company, Ltd. (A)	900	43,689
Sanki Engineering Company, Ltd.	1,200	40,012
Sankyo Frontier Company, Ltd.	600	8,375
Sankyo Seiko Company, Ltd.	3,200	14,898
Sankyo Tateyama, Inc.	2,500	11,204
Sankyu, Inc.	1,000	54,689

96

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sanoh Industrial Company, Ltd.	1,900	$11,905
Sanshin Electronics Company, Ltd.	700	13,487
Sanyo Chemical Industries, Ltd.	600	16,708
Sanyo Denki Company, Ltd.	1,200	28,575
Sanyo Electric Railway Company, Ltd.	1,600	22,808
Sanyo Shokai, Ltd.	700	16,439
Sanyo Trading Company, Ltd.	1,200	12,997
Sato Corp.	1,700	26,050
Sawai Group Holdings Company, Ltd.	4,500	61,143
SBI ARUHI Corp.	500	2,760
SBI Global Asset Management Company, Ltd.	1,300	5,560
SBS Holdings, Inc.	900	22,266
Scroll Corp.	2,300	17,508
Seika Corp.	1,500	20,047
Seikagaku Corp.	1,700	7,634
Seikitokyu Kogyo Company, Ltd.	1,600	16,293
Seiko Group Corp.	1,400	61,859
Seino Holdings Company, Ltd.	1,400	20,620
Seiren Company, Ltd.	1,900	39,188
Sekisui Jushi Corp.	1,600	23,392
Sekisui Kasei Company, Ltd.	2,500	6,049
Senko Group Holdings Company, Ltd.	4,700	64,654
Senshu Electric Company, Ltd.	600	17,872
Senshu Ikeda Holdings, Inc.	8,000	34,979
Senshukai Company, Ltd. (A)(C)	3,300	5,404
Seria Company, Ltd.	2,100	44,142
Seven Bank, Ltd.	20,300	40,053
Sharp Corp. (A)	2,500	14,006
Shibaura Electronics Company, Ltd.	1,000	48,159
Shibaura Machine Company, Ltd.	600	17,061
Shibaura Mechatronics Corp.	300	26,436
Shibuya Corp.	800	18,432
SHIFT, Inc. (A)	4,500	38,088
Shikibo, Ltd.	1,100	7,444
Shikoku Electric Power Company, Inc.	5,200	46,147
Shikoku Kasei Holdings Corp.	1,700	25,663
Shima Seiki Manufacturing, Ltd.	1,200	8,567
Shimadaya Corp.	500	6,048
Shin Nippon Biomedical Laboratories, Ltd.	1,000	11,557
Shinagawa Refractories Company, Ltd.	2,100	26,537
Shindengen Electric Manufacturing Company, Ltd.	500	10,738
Shin-Etsu Polymer Company, Ltd.	1,900	24,540
Shinko Shoji Company, Ltd.	1,900	12,808
Shinmaywa Industries, Ltd.	2,400	30,012
Shinnihon Corp.	600	7,472
Shinwa Company, Ltd.	700	15,886
Ship Healthcare Holdings, Inc.	2,600	40,198
Shizuoka Gas Company, Ltd.	2,500	19,736
SHO-BOND Holdings Company, Ltd.	1,000	32,882
Shoei Company, Ltd.	1,600	19,008
Showa Sangyo Company, Ltd.	1,000	20,613
SIGMAXYZ Holdings, Inc.	3,600	22,510
Siix Corp.	1,600	14,640
Sinanen Holdings Company, Ltd.	500	22,583
Sinfonia Technology Company, Ltd.	700	43,064
Sinko Industries, Ltd.	1,900	16,581
Sintokogio, Ltd.	1,900	12,930
SKY Perfect JSAT Holdings, Inc.	7,800	73,417
Smaregi, Inc. (A)	400	8,073
SMK Corp.	300	4,632
SMS Company, Ltd.	1,600	16,862
Socionext, Inc.	3,100	58,260
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sodick Company, Ltd.	2,400	$14,749
Softcreate Holdings Corp.	1,400	22,146
Software Service, Inc.	200	20,077
Soken Chemical & Engineering Company, Ltd.	1,600	22,273
Solasto Corp.	3,200	10,584
Sotetsu Holdings, Inc.	3,500	62,953
Sparx Group Company, Ltd.	1,480	15,967
S-Pool, Inc.	5,000	11,623
SRA Holdings	600	20,482
SRE Holdings Corp.	400	8,753
ST Corp.	700	7,477
St. Marc Holdings Company, Ltd.	800	15,192
Star Mica Holdings Company, Ltd.	2,200	17,608
Star Micronics Company, Ltd.	1,000	11,302
Starts Corp., Inc.	1,300	44,618
Starzen Company, Ltd.	1,800	14,614
Strike Company, Ltd.	700	20,954
Studio Alice Company, Ltd.	900	12,543
Sugimoto & Company, Ltd.	1,400	15,776
SUMCO Corp.	5,300	56,354
Sumida Corp.	1,600	11,734
Suminoe Company, Ltd.	1,000	8,279
Sumitomo Bakelite Company, Ltd.	1,500	50,235
Sumitomo Densetsu Company, Ltd.	600	25,879
Sumitomo Heavy Industries, Ltd.	1,200	28,836
Sumitomo Osaka Cement Company, Ltd.	1,500	39,407
Sumitomo Riko Company, Ltd.	2,400	35,743
Sumitomo Rubber Industries, Ltd.	3,400	41,226
Sumitomo Seika Chemicals Company, Ltd.	500	16,064
Sun Frontier Fudousan Company, Ltd.	1,000	15,817
Suruga Bank, Ltd.	3,600	37,412
Suzuken Company, Ltd.	900	35,372
SWCC Corp.	1,200	63,037
Systena Corp.	12,200	43,659
Syuppin Company, Ltd.	1,200	9,878
Tachibana Eletech Company, Ltd.	1,360	26,864
Tachi-S Company, Ltd.	600	7,974
Tadano, Ltd.	5,000	35,212
Taihei Dengyo Kaisha, Ltd.	1,800	25,420
Taiho Kogyo Company, Ltd.	1,200	5,941
Taikisha, Ltd.	1,800	34,722
Taisei Lamick Group Head Quarter & Innovation Company, Ltd.	500	9,147
Taiyo Holdings Company, Ltd.	2,000	109,141
Taiyo Yuden Company, Ltd.	3,900	87,104
Takamatsu Construction Group Company, Ltd.	1,000	23,305
Takaoka Toko Company, Ltd.	700	14,876
Takara Bio, Inc.	2,100	13,235
Takara Holdings, Inc.	5,700	67,283
Takara Standard Company, Ltd.	2,200	38,826
Takasago International Corp.	2,000	21,844
Takashimaya Company, Ltd.	3,900	44,605
Takeuchi Manufacturing Company, Ltd.	1,000	34,960
Tama Home Company, Ltd.	200	4,936
Tamron Company, Ltd.	4,800	33,528
Tamura Corp.	600	1,989
Tanseisha Company, Ltd.	1,100	10,458
Tayca Corp.	1,500	13,229
TDC Soft, Inc.	2,400	22,437
TechMatrix Corp.	2,000	29,269
TechnoPro Holdings, Inc.	2,700	88,264
Teijin, Ltd.	5,400	45,890

97

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Teikoku Sen-I Company, Ltd.	1,200	$26,325
Tekken Corp.	800	19,018
Tess Holdings Company, Ltd.	2,400	7,115
The 77 Bank, Ltd.	2,100	87,404
The Akita Bank, Ltd.	1,100	26,636
The Awa Bank, Ltd.	900	22,526
The Bank of Iwate, Ltd.	1,100	28,850
The Bank of Nagoya, Ltd.	1,500	35,921
The Bank of Saga, Ltd.	1,000	20,604
The Chiba Kogyo Bank, Ltd.	1,500	16,337
The Chugoku Electric Power Company, Inc.	7,900	44,989
The Ehime Bank, Ltd.	2,100	17,431
The First Bank of Toyama, Ltd.	2,800	29,048
The Hyakugo Bank, Ltd.	9,600	59,065
The Hyakujushi Bank, Ltd.	800	27,769
The Keiyo Bank, Ltd.	4,400	37,646
The Kita-Nippon Bank, Ltd.	700	18,262
The Kiyo Bank, Ltd.	2,300	45,445
The Miyazaki Bank, Ltd.	1,000	30,877
The Monogatari Corp.	1,200	34,587
The Musashino Bank, Ltd.	900	24,589
The Nanto Bank, Ltd.	800	27,476
The Nisshin Oillio Group, Ltd.	1,200	42,168
The Ogaki Kyoritsu Bank, Ltd.	1,600	37,458
The Oita Bank, Ltd.	900	31,366
The Okinawa Electric Power Company, Inc.	1,990	13,613
The Pack Corp.	2,400	19,504
The San-In Godo Bank, Ltd.	4,300	39,865
The Shiga Bank, Ltd.	1,700	77,745
The Shikoku Bank, Ltd.	2,800	28,663
The Shimizu Bank, Ltd.	500	6,916
The Sumitomo Warehouse Company, Ltd.	1,824	38,380
The Tochigi Bank, Ltd.	8,000	27,300
The Toho Bank, Ltd.	12,000	37,634
The Tohoku Bank, Ltd.	400	3,611
The Tottori Bank, Ltd.	400	3,747
The Towa Bank, Ltd.	2,900	19,492
The Yamagata Bank, Ltd.	2,000	22,898
The Yamanashi Chuo Bank, Ltd.	700	15,140
Tigers Polymer Corp.	1,000	6,827
TKC Corp.	1,300	37,133
Toa Corp. (Hyogo)	1,400	11,382
Toa Corp. (Tokyo)	1,300	18,369
Toagosei Company, Ltd.	4,300	43,802
Tobishima Holdings, Inc.	720	10,580
TOC Company, Ltd.	3,400	18,551
Tocalo Company, Ltd.	1,400	20,562
Toda Corp.	8,400	57,828
Toda Kogyo Corp. (A)	300	2,645
Toei Company, Ltd.	500	18,158
Toenec Corp.	3,000	28,343
Toho Company, Ltd.	600	13,838
Toho Gas Company, Ltd.	1,300	40,020
Toho Holdings Company, Ltd.	1,900	70,109
Toho Titanium Company, Ltd.	1,300	15,652
Toho Zinc Company, Ltd. (A)	800	3,492
Tokai Carbon Company, Ltd.	6,700	46,661
Tokai Corp.	1,200	17,807
TOKAI Holdings Corp.	4,000	28,146
Tokai Rika Company, Ltd.	2,600	46,943
Tokai Tokyo Financial Holdings, Inc.	8,400	33,414
Token Corp.	210	21,133
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokushu Tokai Paper Company, Ltd.	1,800	$18,922
Tokuyama Corp.	1,800	44,662
Tokyo Base Company, Ltd.	900	2,908
Tokyo Electron Device, Ltd.	600	12,063
Tokyo Energy & Systems, Inc.	2,000	22,646
Tokyo Kiraboshi Financial Group, Inc.	1,136	55,204
Tokyo Rope Manufacturing Company, Ltd.	200	1,987
Tokyo Seimitsu Company, Ltd.	1,300	87,973
Tokyo Steel Manufacturing Company, Ltd.	700	6,897
Tokyo Tekko Company, Ltd.	400	15,656
Tokyo Theatres Company, Inc.	900	8,472
Tokyotokeiba Company, Ltd.	600	21,832
Tokyu Construction Company, Ltd.	3,900	29,468
Tomato Bank, Ltd.	1,100	9,959
Tomen Devices Corp.	200	9,186
Tomoku Company, Ltd.	500	11,483
TOMONY Holdings, Inc.	5,200	23,579
Tomy Company, Ltd.	2,900	62,689
Topre Corp.	700	10,967
Topy Industries, Ltd.	700	13,427
Torex Semiconductor, Ltd.	700	7,858
Toridoll Holdings Corp.	1,200	38,897
Torishima Pump Manufacturing Company, Ltd.	900	12,394
Tosei Corp.	1,600	37,601
Toshiba TEC Corp.	1,100	22,500
Tosho Company, Ltd.	1,300	6,687
Totetsu Kogyo Company, Ltd.	1,000	29,221
Towa Corp.	2,400	34,632
Towa Pharmaceutical Company, Ltd.	1,500	30,021
Toyo Construction Company, Ltd.	700	8,220
Toyo Corp.	1,100	11,875
Toyo Denki Seizo KK	600	7,630
Toyo Gosei Company, Ltd.	300	12,719
Toyo Kanetsu KK	400	12,600
Toyo Tanso Company, Ltd.	1,000	29,385
Toyo Tire Corp.	2,000	53,099
Toyo Wharf & Warehouse Company, Ltd.	600	6,311
Toyobo Company, Ltd.	4,093	31,446
Toyoda Gosei Company, Ltd.	2,000	49,670
Toyota Boshoku Corp.	2,100	34,758
TPR Company, Ltd.	2,800	23,012
Transaction Company, Ltd.	3,400	27,756
Transcosmos, Inc.	800	19,949
Tri Chemical Laboratories, Inc.	500	9,838
Trusco Nakayama Corp.	2,200	35,455
TS Tech Company, Ltd.	3,100	38,952
TSI Holdings Company, Ltd.	1,870	13,330
Tsubaki Nakashima Company, Ltd.	2,300	6,028
Tsubakimoto Chain Company	3,600	52,240
Tsuburaya Fields Holdings, Inc.	2,100	32,149
Tsugami Corp.	1,600	25,724
Tsukishima Holdings Company, Ltd.	2,000	39,709
Tsukuba Bank, Ltd.	5,700	11,968
Tsumura & Company	2,600	63,810
Tsurumi Manufacturing Company, Ltd.	2,000	27,194
TV Asahi Holdings Corp.	500	11,321
UACJ Corp.	4,012	43,535
UBE Corp.	3,000	46,290
Ubicom Holdings, Inc.	500	3,718
Uchida Yoko Company, Ltd.	400	32,641
Ulvac, Inc.	1,100	47,797

98

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
U-Next Holdings Company, Ltd.	1,500	$21,878
Unipres Corp.	200	1,655
United Arrows, Ltd.	1,600	22,620
United Super Markets Holdings, Inc.	2,838	18,498
UNITED, Inc. (C)	2,600	10,006
Universal Entertainment Corp. (A)	1,200	7,899
Ushio, Inc.	2,600	40,911
UT Group Company, Ltd.	1,500	27,730
V Technology Company, Ltd.	400	9,304
Valor Holdings Company, Ltd.	1,700	33,406
Valqua, Ltd.	1,000	25,387
Value HR Company, Ltd.	1,200	12,825
ValueCommerce Company, Ltd.	900	4,837
Vector, Inc.	800	6,034
Vertex Corp.	2,200	22,969
Vision, Inc.	3,300	27,757
Visional, Inc. (A)	900	68,854
Vital KSK Holdings, Inc.	2,100	18,654
VT Holdings Company, Ltd.	6,600	21,989
Wacoal Holdings Corp.	400	15,228
Wacom Company, Ltd.	2,700	14,890
Wakachiku Construction Company, Ltd.	900	31,566
Wakita & Company, Ltd.	2,300	28,833
Warabeya Nichiyo Holdings Company, Ltd.	900	17,971
Watahan & Company, Ltd.	600	6,328
WDB Holdings Company, Ltd.	700	8,213
Weathernews, Inc.	600	19,096
Wellneo Sugar Company, Ltd.	1,100	19,220
West Holdings Corp.	716	9,474
Will Group, Inc.	1,200	8,290
WingArc1st, Inc.	200	4,418
World Company, Ltd.	700	13,500
World Holdings Company, Ltd.	600	10,614
Wowow, Inc.	600	5,907
Yahagi Construction Company, Ltd.	2,000	30,332
YAKUODO Holdings Company, Ltd.	700	10,939
YAMABIKO Corp.	800	13,741
YAMADA Consulting Group Company, Ltd.	1,100	13,825
Yamae Group Holdings Company, Ltd.	1,000	19,181
Yamaguchi Financial Group, Inc.	3,000	36,424
Yamazen Corp.	1,900	17,914
Yaoko Company, Ltd.	300	19,513
Yasuda Logistics Corp.	1,400	20,019
Yellow Hat, Ltd.	2,400	27,409
Yodogawa Steel Works, Ltd.	2,500	21,943
Yokogawa Bridge Holdings Corp.	1,000	19,126
Yokorei Company, Ltd.	2,900	23,785
Yokowo Company, Ltd.	1,200	12,006
Yomeishu Seizo Company, Ltd.	500	13,294
Yondoshi Holdings, Inc.	1,300	15,142
Yonex Company, Ltd.	2,100	53,799
Yorozu Corp.	1,800	11,430
Yoshinoya Holdings Company, Ltd.	2,500	50,828
Yuasa Trading Company, Ltd.	700	23,949
Yukiguni Factory Company, Ltd.	1,000	7,182
Yurtec Corp.	2,000	36,460
Yushiro, Inc.	1,100	16,830
Zacros Corp.	3,200	22,947
Zenkoku Hosho Company, Ltd.	2,400	54,381
Zenrin Company, Ltd.	1,950	14,118
Zeon Corp.	3,800	42,237
ZERIA Pharmaceutical Company, Ltd.	1,200	16,451
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
ZIGExN Company, Ltd.	1,800	$6,760
		24,803,372
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	587	56,981
VP Bank AG, Class A	188	19,529
		76,510
Luxembourg - 0.5%
APERAM SA	1,921	62,704
Aroundtown SA (A)	34,053	130,937
B&S Group Sarl (D)	983	6,816
Befesa SA (D)	1,789	60,691
d'Amico International Shipping SA	3,434	17,477
Eurofins Scientific SE	531	38,724
Grand City Properties SA (A)	2,964	39,191
RTL Group SA (C)	1,577	64,773
SES SA	17,182	131,436
Sword Group	278	11,710
		564,459
Macau - 0.0%
MECOM Power and Construction, Ltd. (A)	87,750	1,808
Wynn Macau, Ltd.	29,200	27,079
		28,887
Malaysia - 0.0%
Frencken Group, Ltd.	15,400	16,880
Mauritius - 0.0%
Capital, Ltd.	9,014	12,918
Mongolia - 0.0%
Mongolian Mining Corp. (A)(C)	12,000	19,213
Netherlands - 2.3%
Aalberts NV	2,473	81,534
Acomo NV	876	24,090
Aegon, Ltd.	3,068	24,734
Aegon, Ltd., NYRS	8,094	64,671
Akzo Nobel NV	2,914	207,966
Alfen N.V. (A)(D)	681	7,746
AMG Critical Materials NV	1,350	45,643
Arcadis NV	2,707	136,687
Basic-Fit NV (A)(C)(D)	2,099	63,895
BE Semiconductor Industries NV	1,367	204,682
Brunel International NV (C)	1,169	11,195
Corbion NV	1,806	34,830
CTP NV (D)	2,827	63,088
Flow Traders, Ltd. (A)	1,631	48,767
ForFarmers NV	2,398	12,781
Fugro NV	3,425	36,682
IMCD NV	1,458	151,118
Innoconcepts NV (A)(B)	10,527	0
Just Eat Takeaway.com NV (A)(D)	2,415	57,326
Kendrion NV	1,244	20,652
Koninklijke BAM Groep NV	13,114	124,182
Koninklijke Heijmans NV	1,599	111,333
Koninklijke Vopak NV	2,696	123,740
Nedap NV	225	25,040
OCI NV (A)	2,623	12,156
Pharming Group NV (A)	30,666	45,108
PostNL NV (C)	17,290	21,248
PPHE Hotel Group, Ltd.	592	10,891
QIAGEN NV	3,756	167,818
Randstad NV	3,405	145,187
SBM Offshore NV	5,505	140,879
SIF Holding NV (A)	588	5,350
Signify NV (D)	5,215	137,156

99

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Sligro Food Group NV	1,151	$14,279
TKH Group NV	1,628	70,462
TomTom NV (A)	3,258	20,554
Van Lanschot Kempen NV	1,307	78,132
		2,551,602
New Zealand - 0.4%
Air New Zealand, Ltd.	37,974	13,092
Channel Infrastructure NZ, Ltd.	12,625	19,030
Delegat Group, Ltd.	1,200	3,075
Fletcher Building, Ltd. (A)	8,100	15,834
Freightways Group, Ltd.	5,690	45,201
Genesis Energy, Ltd.	8,189	11,158
Gentrack Group, Ltd. (A)	3,060	18,272
Hallenstein Glasson Holdings, Ltd.	3,354	17,859
Heartland Group Holdings, Ltd.	31,010	18,906
Investore Property, Ltd.	15,094	10,855
KMD Brands, Ltd. (A)	25,838	4,049
NZME, Ltd.	13,259	8,070
NZX, Ltd.	18,453	14,837
Oceania Healthcare, Ltd. (A)	41,920	16,804
Pacific Edge, Ltd. (A)	27,936	3,079
PGG Wrightson, Ltd.	819	1,092
Restaurant Brands New Zealand, Ltd.	886	2,511
Ryman Healthcare, Ltd. (A)	7,717	11,558
Sanford, Ltd.	2,767	8,868
Scales Corp., Ltd.	5,176	17,076
Serko, Ltd. (A)	2,827	4,423
Skellerup Holdings, Ltd.	7,637	22,939
SKY Network Television, Ltd.	6,265	11,323
SKYCITY Entertainment Group, Ltd. (A)	29,610	11,366
Summerset Group Holdings, Ltd.	5,559	34,411
The Warehouse Group, Ltd. (A)	9,894	4,615
Tourism Holdings, Ltd.	7,292	11,090
TOWER, Ltd.	10,300	10,452
Turners Automotive Group, Ltd.	2,590	10,725
Vista Group International, Ltd. (A)	7,682	13,232
Vulcan Steel, Ltd.	2,932	13,613
		409,415
Norway - 0.7%
ABG Sundal Collier Holding ASA	24,237	16,794
AF Gruppen ASA (A)	717	12,098
Akastor ASA	6,104	7,017
ArcticZymes Technologies ASA (A)	962	2,600
Atea ASA (A)	2,860	41,258
Axactor ASA (A)	14,729	11,188
B2 Impact ASA	8,867	15,334
BLUENORD ASA (A)	912	41,361
Bonheur ASA	1,411	31,775
Bouvet ASA	3,002	19,828
BW Offshore, Ltd.	4,568	16,887
Cloudberry Clean Energy ASA (A)	5,431	7,518
DNO ASA	18,710	28,697
Elkem ASA (A)(D)	6,721	17,710
Elmera Group ASA (D)	5,860	20,023
Elopak ASA	2,737	12,601
Europris ASA (D)	6,315	64,117
Grieg Seafood ASA (A)	2,264	15,069
Hexagon Composites ASA (A)	6,450	7,053
Hexagon Purus ASA (A)	2,213	377
Kid ASA (D)	1,128	16,885
Kitron ASA	9,158	53,629
LINK Mobility Group Holding ASA (A)	9,965	29,677
Medistim ASA	352	8,032
MPC Container Ships ASA	15,398	25,454
Multiconsult ASA (D)	554	9,744
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Norske Skog ASA (A)(D)	1,815	$3,498
Norwegian Air Shuttle ASA	11,101	17,716
Odfjell Drilling, Ltd.	4,970	38,718
Panoro Energy ASA (A)	3,699	8,523
Pareto Bank ASA	1,457	13,376
PhotoCure ASA (A)	2,625	15,514
SATS ASA (A)	5,362	20,427
Scatec ASA (A)(D)	4,993	49,285
Selvaag Bolig ASA	1,842	6,555
SmartCraft ASA (A)	4,384	11,982
Solstad Maritime Holding AS	1,586	3,629
Sparebanken More	1,230	13,272
TGS ASA	2,915	21,652
		756,873
Peru - 0.1%
Hochschild Mining PLC	21,070	101,072
Poland - 0.1%
InPost SA (A)	4,504	55,452
Portugal - 0.4%
Altri SGPS SA	2,851	16,786
Banco Comercial Portugues SA	255,493	226,813
Corticeira Amorim SGPS SA	2,100	17,778
CTT-Correios de Portugal SA	4,239	36,123
Mota-Engil SGPS SA	5,636	33,869
NOS SGPS SA	4,757	21,771
REN - Redes Energeticas Nacionais SGPS SA	14,895	53,547
Sonae SGPS SA	34,734	54,563
The Navigator Company SA	6,459	24,855
		486,105
Singapore - 1.1%
AEM Holdings, Ltd. (A)	9,191	13,009
ASMPT, Ltd.	6,800	71,709
Banyan Tree Holdings, Ltd.	19,800	9,530
Boustead Singapore, Ltd.	10,445	13,289
Bukit Sembawang Estates, Ltd.	11,000	35,641
Capitaland India Trust	50,467	46,972
China Aviation Oil Singapore Corp., Ltd.	14,400	14,857
City Developments, Ltd.	5,100	27,357
ComfortDelGro Corp., Ltd.	69,000	77,608
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	5,526
CSE Global, Ltd. (C)	37,446	21,082
Delfi, Ltd.	21,900	13,418
Ezion Holdings, Ltd. (A)(B)	131,300	0
Far East Orchard, Ltd.	5,140	4,992
First Resources, Ltd.	19,300	25,150
Fraser and Neave, Ltd.	8,600	9,940
Gallant Venture, Ltd. (A)	71,000	4,403
Golden Agri-Resources, Ltd.	183,600	41,952
GuocoLand, Ltd.	10,400	16,123
Haw Par Corp., Ltd.	4,700	51,760
Ho Bee Land, Ltd.	11,400	19,268
Hong Fok Corp., Ltd.	20,100	12,463
Hong Leong Finance, Ltd.	12,900	26,089
Hyflux, Ltd. (A)(B)	24,000	0
iFAST Corp., Ltd.	3,400	23,400
IGG, Inc.	38,000	21,979
Indofood Agri Resources, Ltd.	25,000	7,074
Keppel Infrastructure Trust	112,549	40,571
Metro Holdings, Ltd.	31,600	12,724
Midas Holdings, Ltd. (A)(B)	86,000	0
Nanofilm Technologies International, Ltd.	6,500	3,887

100

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
NetLink NBN Trust	91,100	$67,099
Oceanus Group, Ltd. (A)	1,035,500	4,007
OM Holdings, Ltd.	10,791	1,931
OUE, Ltd.	11,100	10,159
Oxley Holdings, Ltd. (A)(C)	27,222	2,258
Raffles Medical Group, Ltd.	35,758	27,196
Riverstone Holdings, Ltd.	32,900	18,231
SBS Transit, Ltd.	5,000	12,261
Seatrium, Ltd.	34,600	63,692
Sheng Siong Group, Ltd.	29,900	48,245
SIA Engineering Company, Ltd.	12,800	35,128
Singapore Land Group, Ltd.	7,100	17,017
Singapore Post, Ltd.	66,100	21,544
Stamford Land Corp., Ltd.	69,044	22,964
StarHub, Ltd.	25,600	22,433
Straits Trading Company, Ltd.	1,587	2,017
Swiber Holdings, Ltd. (A)(B)	15,000	0
The Hour Glass, Ltd.	10,100	15,978
Thomson Medical Group, Ltd. (A)	212,000	9,833
UMS Integration, Ltd.	22,800	24,600
UOB-Kay Hian Holdings, Ltd.	19,316	35,820
UOL Group, Ltd.	3,800	23,019
Venture Corp., Ltd.	7,100	76,787
Wing Tai Holdings, Ltd.	21,205	23,014
Yeo Hiap Seng, Ltd.	1,129	534
		1,257,540
South Africa - 0.1%
Pan African Resources PLC	130,880	154,440
Spain - 2.3%
Acciona SA	540	108,507
Acerinox SA	7,076	92,938
Aedas Homes SA (D)	426	10,637
Almirall SA	2,313	31,338
Amper SA (A)	153,222	24,312
Atresmedia Corp. de Medios de Comunicacion SA	4,211	27,732
Audax Renovables SA (A)	7,306	11,445
Bankinter SA	12,900	203,928
Caja de Ahorros del Mediterraneo (A)(B)	5,428	0
CIE Automotive SA	1,829	57,294
Construcciones y Auxiliar de Ferrocarriles SA	855	53,003
Corp ACCIONA Energias Renovables SA	1,077	27,948
Distribuidora Internacional de Alimentacion SA (A)	392	11,242
Ebro Foods SA	2,006	43,213
EDP Renovaveis SA	2,640	34,892
eDreams ODIGEO SA (A)	1,615	15,515
Elecnor SA	2,026	57,757
Enagas SA	9,373	146,442
Ence Energia y Celulosa SA (C)	6,294	20,921
Ercros SA (A)	5,006	15,862
Faes Farma SA	11,446	57,507
Fluidra SA	2,959	80,494
Gestamp Automocion SA (D)	7,287	28,337
Global Dominion Access SA (D)	5,439	20,944
Grenergy Renovables SA (A)	573	43,486
Grifols SA	7,462	108,640
Grupo Catalana Occidente SA	1,523	87,451
Grupo Empresarial San Jose SA	2,194	17,156
Iberpapel Gestion SA	66	1,513
Indra Sistemas SA	3,472	155,461
Laboratorios Farmaceuticos Rovi SA	950	65,165
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	27,501	$41,665
Logista Integral SA	1,957	66,474
Mapfre SA	16,941	80,419
Melia Hotels International SA	4,842	42,228
Neinor Homes SA (A)(D)	1,318	26,900
Obrascon Huarte Lain SA (A)	27,496	14,322
Pharma Mar SA (A)	409	43,771
Promotora de Informaciones SA, Class A (A)	11,711	5,079
Prosegur Cash SA (D)	24,667	22,064
Realia Business SA (A)	17,710	19,567
Redeia Corp. SA	4,192	80,938
Sacyr SA	13,421	56,339
Solaria Energia y Medio Ambiente SA (A)	2,636	33,808
Soltec Power Holdings SA (A)(B)	2,101	2,956
Tecnicas Reunidas SA (A)	1,625	50,773
Tubacex SA (C)	6,252	26,015
Unicaja Banco SA (D)	36,432	100,251
Vidrala SA	871	92,247
Viscofan SA	1,543	105,287
		2,572,183
Sweden - 2.6%
AcadeMedia AB (D)	3,665	38,059
AddLife AB, B Shares	2,462	46,605
AddNode Group AB	5,860	65,604
AFRY AB	3,857	66,500
Alimak Group AB (D)	3,056	50,327
Alleima AB	7,527	57,189
Alligo AB, Class B	2,270	27,624
Ambea AB (D)	3,505	50,544
Annehem Fastigheter AB, B Shares (A)	1,732	3,217
AQ Group AB	2,525	48,352
Arjo AB, B Shares	10,690	37,558
Attendo AB (D)	5,286	39,749
Balco Group AB (A)	665	1,626
Beijer Alma AB	1,857	48,736
Bergman & Beving AB	902	31,205
Betsson AB, B Shares (A)	2,862	47,371
BHG Group AB (A)	2,406	7,005
Bilia AB, A Shares	2,411	29,477
Billerud AB	3,292	29,633
BioInvent International AB (A)	2,250	6,729
Bonava AB, B Shares (A)	9,969	12,770
Bravida Holding AB (D)	1,969	19,220
BTS Group AB, B Shares	346	6,616
Bufab AB	4,360	41,020
Bulten AB	717	4,056
Bure Equity AB	1,400	41,348
Byggmax Group AB	3,711	22,516
Catella AB	2,217	7,352
Cellavision AB	999	18,296
Cibus Nordic Real Estate AB	1,681	30,283
Cint Group AB (A)	13,640	8,989
Clas Ohlson AB, B Shares	1,557	61,205
Cloetta AB, B Shares	10,640	38,393
Coor Service Management Holding AB (D)	5,027	25,858
Corem Property Group AB, B Shares	14,214	6,226
Corem Property Group AB, D Shares	408	10,625
CTT Systems AB	566	13,341
Dios Fastigheter AB	5,109	35,470
Dometic Group AB (D)	3,643	19,088
Dustin Group AB (A)(D)	59,748	10,713

101

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Dynavox Group AB (A)	2,821	$34,243
Elanders AB, B Shares	1,468	8,672
Electrolux Professional AB, B Shares	9,620	62,018
Elekta AB, B Shares	7,054	35,729
Enea AB (A)	1,522	11,792
Fagerhult Group AB	2,581	11,249
Fastighets AB Trianon (A)	1,452	3,009
Fastighetsbolaget Emilshus AB, B Shares (A)	210	1,081
FastPartner AB, A Shares	2,697	14,544
Ferronordic AB (A)	318	1,558
G5 Entertainment AB	330	3,210
Granges AB	4,281	53,205
Green Landscaping Group AB (A)(D)	1,593	8,801
Heba Fastighets AB, Class B	4,570	15,407
Hexatronic Group AB (A)	6,047	12,372
HMS Networks AB (A)	323	14,253
Hoist Finance AB (D)	3,383	35,889
Hufvudstaden AB, A Shares	1,892	25,509
Humana AB	2,641	11,770
Instalco AB	7,730	20,950
Inwido AB	1,534	29,079
JM AB	2,484	37,159
Karnov Group AB (A)	1,497	17,935
K-fast Holding AB (A)	1,142	1,748
KNOW IT AB	1,459	16,033
Lime Technologies AB	558	18,914
Lindab International AB	2,753	58,132
Medcap AB (A)	576	34,719
MEKO AB	2,150	18,535
MIPS AB	434	15,781
Modern Times Group MTG AB, B Shares (A)	2,851	33,413
Momentum Group AB	1,535	25,640
NCC AB, B Shares	3,723	85,606
Nederman Holding AB	887	15,161
Net Insight AB, B Shares (A)	16,550	7,596
New Wave Group AB, B Shares	3,382	39,620
Nobia AB (A)	26,704	13,314
Nolato AB, B Shares	6,748	42,323
Note AB	776	14,795
NP3 Fastigheter AB	1,226	32,806
Nyfosa AB	6,996	61,104
OEM International AB, B Shares	2,670	40,620
Orron Energy AB (A)	7,422	3,806
Peab AB, Class B	4,540	36,973
Platzer Fastigheter Holding AB, Series B	3,454	25,337
Pricer AB, B Shares (A)	11,102	5,919
Proact IT Group AB	1,428	14,105
Ratos AB, B Shares	8,255	32,401
RaySearch Laboratories AB	2,452	65,824
Samhallsbyggnadsbolaget i Norden AB (A)	40,938	22,386
Scandi Standard AB	2,160	21,704
Scandic Hotels Group AB (D)	6,887	65,143
Sdiptech AB, Class B (A)	738	13,655
Sensys Gatso Group AB (A)	293	1,221
SkiStar AB	2,041	34,184
Solid Forsakring AB	623	4,966
Stendorren Fastigheter AB (A)	1,288	26,920
Stillfront Group AB (A)	19,809	13,443
Storskogen Group AB, Class B	39,199	40,038
Synsam AB	3,085	18,914
Systemair AB	3,796	31,608
TF Bank AB	638	12,284
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Truecaller AB, Class B	9,962	$44,014
VBG Group AB, B Shares	1,018	34,080
Viaplay Group AB (A)	12,648	1,765
Vitec Software Group AB, B Shares	1,147	40,480
Vitrolife AB	979	13,532
Volati AB	786	8,993
XANO Industri AB, Class B	694	4,119
		2,849,603
Switzerland - 7.6%
Accelleron Industries AG	3,791	321,040
Adecco Group AG	6,476	182,446
Allreal Holding AG	643	150,772
ALSO Holding AG	172	52,223
APG SGA SA	84	21,795
Arbonia AG	2,962	19,545
Aryzta AG (A)	949	77,897
Ascom Holding AG	1,310	5,748
Autoneum Holding AG	130	25,727
Avolta AG (A)	2,343	127,936
Baloise Holding AG	1,306	323,230
Banque Cantonale de Geneve, Bearer Shares	142	42,386
Banque Cantonale Vaudoise	500	59,249
Barry Callebaut AG (C)	35	48,202
Belimo Holding AG	345	362,839
Bell Food Group AG	138	41,994
Bellevue Group AG	467	4,351
Berner Kantonalbank AG	246	79,371
BKW AG	494	105,953
Bossard Holding AG, Class A	248	52,660
Bucher Industries AG	282	134,475
Burckhardt Compression Holding AG	126	98,174
Burkhalter Holding AG	68	11,589
Bystronic AG	74	28,440
Calida Holding AG	19	304
Carlo Gavazzi Holding AG (A)	38	7,567
Cembra Money Bank AG	1,219	140,294
Cham Swiss Properties AG	199	6,029
Cicor Technologies, Ltd. (A)	89	20,543
Cie Financiere Tradition SA, Bearer Shares	105	37,039
Clariant AG (A)	8,951	83,275
Coltene Holding AG (A)	198	11,145
Daetwyler Holding AG, Bearer Shares	281	49,423
DKSH Holding AG	1,242	84,519
DocMorris AG (A)	2,460	18,354
dormakaba Holding AG	128	117,932
EFG International AG (A)	3,750	76,576
Emmi AG	86	74,378
Feintool International Holding AG (A)(C)	426	5,456
Fenix Outdoor International AG	225	11,058
Flughafen Zurich AG	824	252,300
Forbo Holding AG	39	35,733
Fundamenta Real Estate AG (A)	1,563	34,871
Galenica AG (D)	2,006	218,370
GAM Holding AG (A)	5,497	1,018
Georg Fischer AG	2,947	231,595
Gurit Holding AG, Bearer Shares (A)	220	3,165
Helvetia Holding AG	913	224,361
Hiag Immobilien Holding AG	237	33,277
Huber + Suhner AG	515	88,522
Hypothekarbank Lenzburg AG	3	15,255
Implenia AG	453	38,191
Inficon Holding AG	674	79,963

102

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
International Workplace Group PLC	36,159	$109,012
Interroll Holding AG	30	94,019
Intershop Holding AG	270	53,234
Investis Holding SA	160	25,936
Jungfraubahn Holding AG	213	59,085
Kardex Holding AG	232	90,650
Komax Holding AG (A)	228	19,991
Kongsberg Automotive ASA (A)	23,611	3,849
Kudelski SA, Bearer Shares (A)	2,497	4,229
Landis+Gyr Group AG (A)	1,125	91,347
LEM Holding SA (A)	25	15,104
Luzerner Kantonalbank AG	728	73,310
Medacta Group SA (D)	308	57,015
medmix AG (D)	877	9,937
Metall Zug AG, B Shares	12	12,268
Mobilezone Holding AG	2,336	33,075
Mobimo Holding AG	295	121,321
Naturenergie Holding AG	979	40,885
Novavest Real Estate AG (A)	469	23,108
OC Oerlikon Corp. AG	8,368	28,588
Peach Property Group AG (A)	515	4,120
Phoenix Mecano AG	38	21,208
Plazza AG, Class A	68	33,811
PSP Swiss Property AG	1,955	336,360
Rieter Holding AG (C)	4,628	38,063
Romande Energie Holding SA	850	44,392
Schweiter Technologies AG	58	21,144
SFS Group AG	738	99,655
Siegfried Holding AG (A)	1,743	175,102
SIG Group AG (A)	7,187	74,535
SKAN Group AG	427	28,760
Softwareone Holding AG	2,860	29,523
Softwareone Holding AG (Oslo Stock Exchange) (A)	1,633	16,733
St. Galler Kantonalbank AG	106	67,680
Stadler Rail AG	1,523	37,342
Sulzer AG	758	129,211
Sunrise Communications AG, Class A	174	10,263
Swiss Prime Site AG	3,437	481,471
Swissquote Group Holding SA	445	313,021
Tecan Group AG	97	17,570
Temenos AG	2,248	182,581
The Swatch Group AG	785	30,150
The Swatch Group AG, Bearer Shares	191	36,099
TX Group AG	146	36,991
u-blox Holding AG (A)	234	39,761
Valiant Holding AG	616	99,917
VAT Group AG (D)	115	45,904
Vaudoise Assurances Holding SA	19	14,758
Vetropack Holding AG	822	24,448
Vontobel Holding AG	1,192	89,933
VZ Holding AG	568	119,139
V-ZUG Holding AG	120	6,652
Walliser Kantonalbank	203	32,845
Warteck Invest AG	10	24,479
Ypsomed Holding AG	166	65,854
Zehnder Group AG	250	21,743
Zug Estates Holding AG, B Shares	16	42,616
Zuger Kantonalbank AG, Bearer Shares	9	98,446
		8,336,798
Taiwan - 0.0%
FIT Hon Teng, Ltd. (A)(D)	49,000	40,160
United Arab Emirates - 0.0%
Shelf Drilling, Ltd. (A)(D)	10,196	18,741
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom - 10.5%
4imprint Group PLC	1,359	$59,182
A.G. Barr PLC	2,692	24,238
Aberdeen Group PLC	43,907	116,877
Accesso Technology Group PLC (A)	2,349	13,337
Advanced Medical Solutions Group PLC	6,389	19,299
AJ Bell PLC	13,681	100,458
Alfa Financial Software Holdings PLC (D)	4,048	12,700
Allfunds Group PLC	4,365	32,581
Anglo-Eastern Plantations PLC	1,225	22,803
AO World PLC (A)	10,559	14,767
Ashmore Group PLC	22,693	54,503
Ashtead Technology Holdings PLC	2,347	11,026
Aston Martin Lagonda Global Holdings PLC (A)(C)(D)	4,390	4,885
Auction Technology Group PLC (A)	1,706	7,397
B&M European Value Retail SA	7,989	28,183
Babcock International Group PLC	11,175	201,044
Bakkavor Group PLC (D)	5,579	16,008
Balfour Beatty PLC	19,931	174,037
Barratt Redrow PLC	10,005	52,638
Beazley PLC	1,778	21,745
Begbies Traynor Group PLC	1,681	2,623
Bellway PLC	5,245	173,761
Bloomsbury Publishing PLC	4,265	27,506
Bodycote PLC	7,984	69,222
Boohoo Group PLC (A)(C)	3,748	601
BRAEMAR PLC	1,328	4,299
Breedon Group PLC	8,626	41,768
Bridgepoint Group PLC (D)	3,493	14,408
Brooks Macdonald Group PLC	427	10,420
Burberry Group PLC (A)	11,554	182,523
Bytes Technology Group PLC	9,584	51,343
Capita PLC (A)	6,128	26,752
Capricorn Energy PLC (A)	5,938	16,193
Card Factory PLC	14,688	20,236
Carillion PLC (A)(B)	35,521	0
Carr's Group PLC	2,599	4,797
Central Asia Metals PLC	8,189	16,706
Chemring Group PLC	13,921	110,568
Chesnara PLC	11,766	43,682
City of London Investment Group PLC	2,068	10,554
Clarkson PLC	1,348	66,719
Close Brothers Group PLC (A)	7,281	48,579
CMC Markets PLC (D)	7,009	22,625
Coats Group PLC	71,598	80,320
Cohort PLC	1,758	34,118
Computacenter PLC	2,915	105,606
ConvaTec Group PLC (D)	6,573	20,523
Costain Group PLC	16,911	30,646
Cranswick PLC	2,228	150,613
Crest Nicholson Holdings PLC	13,693	30,044
Croda International PLC	3,061	111,576
Currys PLC	46,489	87,493
CVS Group PLC	1,520	25,566
DFS Furniture PLC (A)	12,509	25,834
Dialight PLC (A)	105	336
DiscoverIE Group PLC	4,507	35,995
Domino's Pizza Group PLC	16,081	43,068
dotdigital Group PLC	12,814	11,561
Dr. Martens PLC	12,054	16,089
Drax Group PLC	14,589	137,590
Dunelm Group PLC	5,320	80,550
easyJet PLC	4,377	27,367
ECORA RESOURCES PLC	12,147	13,872

103

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
EKF Diagnostics Holdings PLC (A)	8,242	$3,324
Elementis PLC	27,226	59,613
Endeavour Mining PLC	5,315	223,263
Energean PLC	5,147	57,515
EnQuest PLC	115,537	18,226
Entain PLC	1,424	16,829
Essentra PLC	14,966	21,684
FDM Group Holdings PLC	4,489	7,921
Firstgroup PLC	26,489	80,450
Foresight Group Holdings, Ltd.	2,196	14,403
Forterra PLC (D)	10,957	27,631
Foxtons Group PLC	23,551	17,596
Frasers Group PLC (A)	5,880	59,074
Frontier Developments PLC (A)	1,107	6,841
Fuller Smith & Turner PLC, Class A	1,525	11,691
Funding Circle Holdings PLC (A)(D)	3,849	6,432
Future PLC	3,711	32,940
Galliford Try Holdings PLC	5,675	40,320
Games Workshop Group PLC	1,128	221,073
Gamma Communications PLC	3,729	50,211
GB Group PLC	7,074	21,610
Genel Energy PLC (A)	4,784	4,709
Genuit Group PLC	12,035	59,659
Gooch & Housego PLC	1,681	12,911
Grainger PLC	32,286	84,498
Greggs PLC	1,563	33,829
Gulf Keystone Petroleum, Ltd.	11,237	33,969
Halfords Group PLC	4,413	8,502
Harbour Energy PLC	16,506	46,250
Harworth Group PLC	6,530	14,973
Hays PLC	21,782	16,489
Headlam Group PLC (A)	6,602	4,804
Helios Towers PLC (A)	21,114	42,405
Henry Boot PLC (C)	5,301	15,838
Hikma Pharmaceuticals PLC	4,522	103,807
Hill & Smith PLC	3,753	103,792
Hilton Food Group PLC	3,867	34,798
Hollywood Bowl Group PLC	8,153	27,739
Howden Joinery Group PLC	12,134	138,047
Hunting PLC	6,301	28,762
Ibstock PLC (D)	19,043	35,704
IDOX PLC	10,437	7,834
IG Group Holdings PLC	10,589	153,581
IMI PLC	3,522	108,783
Impax Asset Management Group PLC	4,165	10,740
Inchcape PLC	15,353	143,045
IntegraFin Holdings PLC	9,376	43,941
International Personal Finance PLC	12,526	36,310
iomart Group PLC	2,265	528
IP Group PLC (A)	38,897	28,049
IQE PLC (A)	39,142	3,961
ITV PLC	154,019	166,198
J.D. Wetherspoon PLC	4,402	40,548
James Fisher & Sons PLC (A)	2,814	13,599
James Halstead PLC	11,052	22,332
JD Sports Fashion PLC	51,224	65,943
JET2 PLC	6,865	131,049
John Wood Group PLC (A)(B)	26,919	5,662
Johnson Matthey PLC	6,489	175,805
Johnson Service Group PLC	19,438	39,329
Jupiter Fund Management PLC	22,824	44,258
Just Group PLC	47,041	134,188
Kainos Group PLC	4,099	52,066
Keller Group PLC	2,943	59,889
Kier Group PLC	22,531	66,922
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Kingfisher PLC	23,625	$98,416
Kitwave Group PLC	3,226	9,994
Knights Group Holdings PLC	2,269	5,952
Lancashire Holdings, Ltd.	8,617	78,327
Lion Finance Group PLC	1,249	128,812
LSL Property Services PLC	2,514	8,935
Luceco PLC (D)	1,922	3,301
M&C Saatchi PLC	253	497
M&G PLC	12,149	41,432
Macfarlane Group PLC	6,288	7,781
Man Group PLC	52,083	125,127
Marshalls PLC	3,831	9,321
Marston's PLC (A)	37,566	19,873
McBride PLC (A)	14,770	24,747
ME Group International PLC	11,444	28,628
Mears Group PLC	4,066	17,539
Metro Bank Holdings PLC (A)	9,741	15,873
Midwich Group PLC	1,327	3,267
Mitchells & Butlers PLC (A)	13,654	45,421
Mitie Group PLC	58,272	109,455
MJ Gleeson PLC	2,770	14,291
Mobico Group PLC (A)	21,097	8,159
Mondi PLC	1,289	17,830
MONY Group PLC	22,189	59,329
Moonpig Group PLC	11,812	36,097
Morgan Advanced Materials PLC	8,676	25,686
Morgan Sindall Group PLC	1,818	108,912
Mortgage Advice Bureau Holdings, Ltd.	1,276	12,333
MP Evans Group PLC	1,384	25,252
NCC Group PLC	17,294	34,356
Next 15 Group PLC	3,756	16,583
Ninety One PLC	15,140	41,406
Norcros PLC	6,666	23,725
Ocado Group PLC (A)	15,572	47,306
Odfjell Technology, Ltd.	828	5,038
On the Beach Group PLC (D)	5,451	16,285
OSB Group PLC	15,883	121,477
Oxford Instruments PLC	1,216	30,345
Pagegroup PLC	8,870	27,297
Paragon Banking Group PLC	8,507	99,489
PayPoint PLC	2,907	29,476
Pennon Group PLC	19,735	124,494
Persimmon PLC	8,864	138,478
Pets at Home Group PLC	16,087	44,420
Pharos Energy PLC	16,636	4,719
Phoenix Spree Deutschland, Ltd. (A)	5,484	12,112
Pinewood Technologies Group PLC (A)	5,133	28,721
Polar Capital Holdings PLC	3,830	24,807
Porvair PLC	1,199	12,032
Premier Foods PLC	23,840	61,483
PZ Cussons PLC	13,141	14,347
QinetiQ Group PLC	20,327	151,076
Quilter PLC (D)	63,959	143,153
Rank Group PLC	7,303	13,643
Rathbones Group PLC	2,285	56,264
Reach PLC	10,533	9,448
Renew Holdings PLC	3,437	37,515
Ricardo PLC	2,982	17,253
Rightmove PLC	13,258	126,612
Robert Walters PLC	4,693	8,035
Rotork PLC	35,693	163,183
RS GROUP PLC	14,553	111,554
RWS Holdings PLC	1,824	2,269
S&U PLC	513	12,009
Sabre Insurance Group PLC (D)	10,582	20,723

104

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Saga PLC (A)	4,637	$17,083
Savannah Energy PLC (A)(B)	53,744	5,204
Savills PLC	5,951	76,518
Schroders PLC	2,839	14,407
Senior PLC	17,000	45,484
Serco Group PLC	46,758	148,968
Serica Energy PLC	10,784	28,746
Severfield PLC	11,941	4,818
SIG PLC (A)	64,105	8,200
SigmaRoc PLC (A)	18,853	30,667
Softcat PLC	5,154	109,635
Spectris PLC	2,259	124,908
Speedy Hire PLC	24,369	7,875
Spirax Group PLC	505	46,502
Spire Healthcare Group PLC (D)	13,646	45,930
Spirent Communications PLC	25,617	68,556
SSP Group PLC	32,793	75,816
SThree PLC	6,106	13,377
STV Group PLC	2,712	4,124
Synthomer PLC (A)	6,230	6,492
Tate & Lyle PLC	16,269	98,435
Tatton Asset Management PLC	1,955	18,288
Taylor Wimpey PLC	75,745	105,227
Team Internet Group PLC (A)	10,289	8,591
Telecom Plus PLC	2,698	68,208
The Berkeley Group Holdings PLC	1,908	98,615
The Gym Group PLC (A)(D)	5,959	11,846
THG PLC (A)(C)	26,758	13,553
Topps Tiles PLC	15,591	7,359
TORM PLC, Class A	1,905	39,217
TP ICAP Group PLC	34,104	126,711
Trainline PLC (A)(D)	8,324	31,149
Travis Perkins PLC	9,597	78,982
Trifast PLC	7,237	7,418
Tullow Oil PLC (A)(C)	46,125	6,487
Vanquis Banking Group PLC (A)	13,396	22,180
Vertu Motors PLC	13,548	11,023
Vesuvius PLC	9,782	49,319
Victrex PLC	3,473	33,700
Videndum PLC (A)	3,978	2,505
Vistry Group PLC (A)	6,637	57,941
Volex PLC	6,267	30,701
Volution Group PLC	8,031	68,411
Vp PLC	637	5,097
Watches of Switzerland Group PLC (A)(D)	10,654	52,708
Watkin Jones PLC (A)	10,502	4,834
WH Smith PLC	5,221	47,623
Whitbread PLC	2,010	87,206
Wickes Group PLC	13,094	39,499
Wilmington PLC	8,076	35,372
Xaar PLC (A)	5,629	8,882
XPS Pensions Group PLC	6,949	31,737
Young & Co's Brewery PLC	1,750	14,193
Young & Co's Brewery PLC, Class A	1,224	13,166
Zigup PLC	8,827	38,764
Zotefoams PLC	1,549	8,523
		11,615,552
United States - 0.7%
Aura Minerals, Inc.	922	30,455
Brookfield Infrastructure Corp., Class A	1,488	61,115
Burford Capital, Ltd.	8,276	98,529
Diversified Energy Company PLC	1,929	27,035
Energy Fuels, Inc. (A)(C)	3,431	52,666
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Energy Fuels, Inc. (Toronto Stock Exchange) (A)(C)	730	$11,209
Frontage Holdings Corp. (A)(D)	14,000	2,254
PureTech Health PLC (A)	8,318	14,925
Reliance Worldwide Corp., Ltd.	33,532	90,659
Samsonite Group SA (D)	41,100	88,084
SSR Mining, Inc. (A)	8,907	217,475
SunOpta, Inc. (A)	4,818	28,233
Viemed Healthcare, Inc. (A)	2,600	17,654
		740,293
TOTAL COMMON STOCKS (Cost $98,990,310)		$108,052,067
PREFERRED SECURITIES - 0.3%
Germany - 0.3%
Draegerwerk AG & Company KGaA	565	42,054
Einhell Germany AG	219	21,023
FUCHS SE	2,954	132,451
Jungheinrich AG	2,336	81,464
Sixt SE	838	56,678
STO SE & Company KGaA	163	23,039
Villeroy & Boch AG	625	11,792
		368,501
TOTAL PREFERRED SECURITIES (Cost $312,065)		$368,501
WARRANTS - 0.0%
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	1,316	970
TOTAL WARRANTS (Cost $0)		$970
RIGHTS - 0.0%
Amplitude Energy, Ltd. (Expiration Date: 10-9-25; Strike Price: AUD 0.24) (A)	24,917	0
Intercell AG (A)(B)(E)	3,233	0
TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 1.9%
Short-term funds - 1.9%
John Hancock Collateral Trust, 4.0668% (F)(G)	211,414	2,114,859
TOTAL SHORT-TERM INVESTMENTS (Cost $2,114,865)		$2,114,859
Total Investments (International Small Company Trust) (Cost $101,417,240) - 100.3%		$110,536,397
Other assets and liabilities, net - (0.3%)		(339,845)
TOTAL NET ASSETS - 100.0%		$110,196,552
Currency Abbreviations
AUD	Australian Dollar
Security Abbreviations and Legend
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $1,995,942.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 9-30-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

105

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	6	Long	Dec 2025	$837,402	$835,620	$(1,782)
						$(1,782)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 66.5%
U.S. Government – 35.4%
U.S. Treasury Bonds
1.250%, 05/15/2050	$4,170,000	$2,045,418
1.875%, 11/15/2051	4,890,000	2,766,288
2.250%, 08/15/2046	4,745,000	3,165,805
2.500%, 02/15/2045 (A)	1,619,000	1,159,672
3.000%, 11/15/2045 to 08/15/2052	9,172,000	6,948,354
3.125%, 05/15/2048	3,205,000	2,471,355
3.625%, 05/15/2053	1,570,000	1,296,722
3.750%, 11/15/2043 (A)	2,253,000	1,994,873
4.250%, 08/15/2054	2,256,000	2,082,570
4.375%, 11/15/2039	1,170,000	1,160,494
4.750%, 08/15/2055	400,000	401,375
4.875%, 08/15/2045	925,000	945,668
U.S. Treasury Inflation Protected Securities
0.250%, 02/15/2050	1,388,399	820,436
0.625%, 02/15/2043	98,352	74,644
0.750%, 02/15/2042 to 02/15/2045	3,662,525	2,833,257
1.000%, 02/15/2046	402,179	309,910
1.375%, 02/15/2044	1,344,469	1,149,034
1.750%, 01/15/2034	2,642,963	2,655,269
U.S. Treasury Notes
1.250%, 06/30/2028	9,575,000	8,984,411
1.625%, 05/15/2031	4,810,000	4,282,967
1.875%, 02/15/2032	3,110,000	2,759,153
2.750%, 08/15/2032	2,945,000	2,737,815
3.375%, 05/15/2033	1,025,000	984,561
3.875%, 08/15/2033	1,805,000	1,790,052
4.000%, 12/15/2027 to 02/15/2034	4,820,000	4,839,034
4.125%, 11/30/2031	1,830,000	1,856,020
4.250%, 11/15/2034	6,975,000	7,053,741
4.375%, 05/15/2034	2,190,000	2,240,644
4.500%, 05/15/2027 to 11/15/2033	3,096,000	3,189,063
		74,998,605
U.S. Government Agency – 31.1%
Federal Home Loan Mortgage Corp.
2.000%, 03/01/2051	2,450,315	1,992,946
2.500%, 01/01/2052 to 05/01/2052	3,604,160	3,050,036
3.000%, 12/01/2046 to 04/01/2048	207,192	185,469
3.500%, 03/01/2048 to 06/01/2048	546,289	508,523
5.000%, 12/01/2034	50,255	51,106
5.500%, 05/01/2054 to 07/01/2054	1,721,117	1,737,457
6.500%, 04/01/2029 to 08/01/2034	3,405	3,589
7.500%, 05/01/2027 to 05/01/2028	262	267
Federal National Mortgage Association
2.000%, 04/01/2051 to 05/01/2051	7,382,926	6,003,315
2.500%, TBA (B)	3,100,000	2,611,508
2.500%, 07/01/2030 to 04/01/2050	1,051,847	914,072
3.000%, TBA (B)	1,400,000	1,229,648
3.500%, 08/01/2043 to 05/01/2048	2,433,931	2,273,753
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.500%, TBA (B)		$1,500,000	$1,454,883
5.000%, 10/01/2054		2,464,979	2,445,368
5.500%, TBA (B)		15,640,000	15,766,684
5.500%, 11/01/2053		1,717,361	1,735,545
6.000%, TBA (B)		5,025,000	5,132,469
Government National Mortgage Association
2.000%, 12/20/2050		2,225,292	1,841,692
3.000%, TBA (B)		2,800,000	2,500,913
3.000%, 04/20/2051 to 05/20/2051		1,782,235	1,593,633
3.500%, TBA (B)		4,200,000	3,830,471
4.000%, TBA (B)		2,600,000	2,444,800
4.000%, 11/15/2040 to 02/15/2042		14,049	13,644
4.500%, 05/20/2052 to 09/20/2052		3,879,802	3,790,044
5.000%, TBA (B)		2,900,000	2,884,602
6.000%, 08/15/2032 to 04/15/2035		18,209	18,829
6.500%, 06/15/2028 to 02/15/2035		5,529	5,676
7.000%, 11/15/2031 to 11/15/2033		23,260	23,726
			66,044,668
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $151,955,229)			$141,043,273
FOREIGN GOVERNMENT OBLIGATIONS – 2.3%
Bermuda – 0.1%
Government of Bermuda 2.375%, 08/20/2030 (C)		200,000	182,200
Bulgaria – 0.1%
Republic of Bulgaria
1.375%, 09/23/2050	EUR	105,000	70,311
4.875%, 05/13/2036		150,000	193,888
			264,199
Chile – 0.1%
Republic of Chile 1.250%, 01/22/2051		165,000	106,015
Hungary – 0.1%
Republic of Hungary 1.625%, 04/28/2032		200,000	207,715
Indonesia – 0.2%
Republic of Indonesia 1.100%, 03/12/2033		380,000	370,596
Israel – 0.2%
State of Israel 5.375%, 02/19/2030		$400,000	412,588
Ivory Coast – 0.1%
Republic of Ivory Coast 4.875%, 01/30/2032	EUR	225,000	251,597

106

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico – 0.7%
Government of Mexico
5.375%, 03/22/2033		$405,000	$403,785
6.625%, 01/29/2038		615,000	646,371
6.875%, 05/13/2037		200,000	215,700
7.375%, 05/13/2055		215,000	235,965
			1,501,821
North Macedonia – 0.1%
Republic of North Macedonia 3.675%, 06/03/2026 (C)	EUR	265,000	311,187
Peru – 0.1%
Republic of Peru 5.875%, 08/08/2054		$110,000	110,330
Philippines – 0.1%
Republic of the Philippines 1.750%, 04/28/2041	EUR	200,000	171,794
Romania – 0.4%
Republic of Romania
2.625%, 12/02/2040 (C)		335,000	251,291
2.750%, 04/14/2041		605,000	457,274
5.750%, 03/24/2035 (C)		$186,000	179,104
7.500%, 02/10/2037 (C)		50,000	53,662
			941,331
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $5,062,361)			$4,831,373
CORPORATE BONDS – 26.1%
Communication services – 2.0%
Alphabet, Inc. 5.300%, 05/15/2065		375,000	373,137
Charter Communications Operating LLC
2.300%, 02/01/2032		20,000	17,112
2.800%, 04/01/2031		165,000	148,872
3.700%, 04/01/2051		45,000	29,687
5.050%, 03/30/2029		55,000	55,720
5.250%, 04/01/2053		100,000	83,560
5.850%, 12/01/2035		90,000	90,860
6.384%, 10/23/2035		215,000	225,240
Comcast Corp.
2.887%, 11/01/2051		100,000	61,597
3.750%, 04/01/2040		185,000	155,568
Cox Communications, Inc.
2.600%, 06/15/2031 (C)		95,000	84,661
5.450%, 09/01/2034 (C)		50,000	49,819
5.950%, 09/01/2054 (C)		125,000	116,156
Lamar Media Corp. 3.625%, 01/15/2031		225,000	209,347
Meta Platforms, Inc.
5.400%, 08/15/2054		90,000	88,918
5.550%, 08/15/2064		195,000	193,567
NTT Finance Corp.
4.876%, 07/16/2030 (C)		200,000	203,214
5.171%, 07/16/2032 (C)		600,000	614,501
Paramount Global
5.250%, 04/01/2044		115,000	94,502
5.850%, 09/01/2043		20,000	18,267
Time Warner Cable LLC 4.500%, 09/15/2042		315,000	253,095
T-Mobile USA, Inc.
2.550%, 02/15/2031		140,000	127,207
3.500%, 04/15/2031		230,000	218,784
4.700%, 01/15/2035		25,000	24,553
5.050%, 07/15/2033		35,000	35,751
5.125%, 05/15/2032		55,000	56,604
5.750%, 01/15/2034		55,000	58,279
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
WMG Acquisition Corp.
3.000%, 02/15/2031 (C)(D)	$75,000	$69,461
3.750%, 12/01/2029 (C)	85,000	81,068
3.875%, 07/15/2030 (C)	450,000	426,759
		4,265,866
Consumer discretionary – 1.0%
AutoZone, Inc.
4.750%, 08/01/2032	20,000	20,168
4.750%, 02/01/2033	25,000	25,038
5.400%, 07/15/2034	25,000	25,928
6.550%, 11/01/2033	30,000	33,490
Ford Motor Company 3.250%, 02/12/2032	375,000	328,115
Gildan Activewear, Inc. 5.400%, 10/07/2035 (C)	130,000	130,018
Howard University
2.701%, 10/01/2029	100,000	92,587
2.801%, 10/01/2030	100,000	90,992
3.476%, 10/01/2041	120,000	90,998
Las Vegas Sands Corp.
5.625%, 06/15/2028	90,000	92,012
6.000%, 06/14/2030	140,000	145,788
Service Corp. International
3.375%, 08/15/2030	240,000	222,376
5.125%, 06/01/2029 (D)	202,000	201,986
Tapestry, Inc.
5.100%, 03/11/2030	65,000	66,479
5.500%, 03/11/2035	55,000	56,182
Taylor Morrison Communities, Inc.
5.125%, 08/01/2030 (C)	167,000	166,466
5.750%, 01/15/2028 (C)	269,000	272,753
		2,061,376
Consumer staples – 1.8%
Bacardi, Ltd. 5.400%, 06/15/2033 (C)	100,000	101,027
BAT Capital Corp.
5.625%, 08/15/2035	130,000	135,070
5.834%, 02/20/2031	70,000	74,036
Constellation Brands, Inc.
3.150%, 08/01/2029	90,000	86,553
4.800%, 05/01/2030	80,000	81,135
JBS USA LUX SA
5.500%, 01/15/2036 (C)	190,000	194,030
5.750%, 04/01/2033	60,000	62,660
5.950%, 04/20/2035 (C)	55,000	57,778
6.375%, 04/15/2066 (C)	285,000	292,991
6.750%, 03/15/2034	120,000	132,660
7.250%, 11/15/2053	55,000	63,069
Keurig Dr. Pepper, Inc.
2.250%, 03/15/2031	30,000	26,453
4.500%, 04/15/2052	155,000	125,217
5.150%, 05/15/2035	85,000	84,191
5.200%, 03/15/2031	50,000	51,105
Kraft Heinz Foods Company 5.200%, 03/15/2032	135,000	138,331
Mars, Inc.
4.600%, 03/01/2028 (C)	20,000	20,245
5.000%, 03/01/2032 (C)	425,000	434,804
5.200%, 03/01/2035 (C)	160,000	163,542
5.650%, 05/01/2045 (C)	385,000	390,554
5.800%, 05/01/2065 (C)	60,000	61,180
Philip Morris International, Inc.
4.375%, 11/01/2027	80,000	80,592
4.750%, 11/01/2031	125,000	127,143
5.125%, 02/15/2030	210,000	217,021

107

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Philip Morris International, Inc. (continued)
5.125%, 02/13/2031	$115,000	$119,013
5.375%, 02/15/2033	85,000	88,767
5.625%, 11/17/2029	15,000	15,783
5.625%, 09/07/2033	40,000	42,423
Pilgrim's Pride Corp. 4.250%, 04/15/2031	110,000	106,320
Sysco Corp. 5.100%, 09/23/2030	235,000	242,285
		3,815,978
Energy – 3.2%
Aker BP ASA
5.800%, 10/01/2054 (C)	300,000	278,133
6.000%, 06/13/2033 (C)	150,000	157,393
APA Corp.
6.100%, 02/15/2035	100,000	102,200
6.750%, 02/15/2055	155,000	156,247
Cheniere Energy Partners LP 5.550%, 10/30/2035 (C)	205,000	209,431
Columbia Pipelines Holding Company LLC
5.097%, 10/01/2031 (C)	41,000	41,633
5.681%, 01/15/2034 (C)	75,000	77,264
Columbia Pipelines Operating Company LLC 6.036%, 11/15/2033 (C)	40,000	42,681
ConocoPhillips Company
3.800%, 03/15/2052	117,000	87,908
4.025%, 03/15/2062	35,000	26,128
5.300%, 05/15/2053	30,000	28,598
5.550%, 03/15/2054	10,000	9,850
5.650%, 01/15/2065	90,000	88,281
5.700%, 09/15/2063	120,000	118,984
Coterra Energy, Inc.
5.400%, 02/15/2035	112,000	112,894
5.600%, 03/15/2034	138,000	141,860
Diamondback Energy, Inc.
5.550%, 04/01/2035	25,000	25,665
5.900%, 04/18/2064	40,000	38,507
6.250%, 03/15/2053	35,000	35,844
DT Midstream, Inc. 5.800%, 12/15/2034 (C)	115,000	118,564
Ecopetrol SA
7.750%, 02/01/2032	175,000	181,092
8.375%, 01/19/2036	150,000	154,917
Enbridge, Inc.
5.550%, 06/20/2035	50,000	51,563
5.700%, 03/08/2033	20,000	21,047
7.200%, (7.200% to 6-27-34, then 5 Year CMT + 2.970%), 06/27/2054	83,000	88,016
Energy Transfer LP
5.700%, 04/01/2035	210,000	216,842
6.400%, 12/01/2030	70,000	75,867
Enterprise Products Operating LLC
3.300%, 02/15/2053	40,000	27,230
4.600%, 01/15/2031	135,000	136,400
5.200%, 01/15/2036	25,000	25,410
5.550%, 02/16/2055	80,000	79,071
EOG Resources, Inc.
5.000%, 07/15/2032	80,000	81,856
5.350%, 01/15/2036	115,000	118,077
5.650%, 12/01/2054	40,000	40,044
EQT Corp. 4.500%, 01/15/2029	125,000	125,018
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Galaxy Pipeline Assets Bidco, Ltd. 2.940%, 09/30/2040 (C)		$173,276	$147,140
Hess Corp. 7.125%, 03/15/2033		205,000	237,898
Hess Midstream Operations LP
4.250%, 02/15/2030 (C)		245,000	237,463
6.500%, 06/01/2029 (C)		135,000	139,230
Leviathan Bond, Ltd. 6.500%, 06/30/2027 (C)		235,000	235,529
MPLX LP
4.800%, 02/15/2031		150,000	150,905
5.000%, 01/15/2033		210,000	209,488
5.400%, 09/15/2035		75,000	75,163
5.500%, 06/01/2034		215,000	219,105
ONEOK, Inc.
3.100%, 03/15/2030		10,000	9,443
4.750%, 10/15/2031		35,000	35,011
5.050%, 11/01/2034		210,000	207,098
5.400%, 10/15/2035		160,000	160,602
6.050%, 09/01/2033		85,000	90,133
6.100%, 11/15/2032		30,000	32,147
6.625%, 09/01/2053		10,000	10,638
7.150%, 01/15/2051		10,000	11,204
Targa Resources Corp.
4.900%, 09/15/2030		50,000	50,786
5.550%, 08/15/2035		185,000	188,685
5.650%, 02/15/2036		95,000	97,272
6.500%, 03/30/2034		20,000	21,777
Targa Resources Partners LP 4.000%, 01/15/2032		125,000	118,543
TotalEnergies Capital SA
5.425%, 09/10/2064		65,000	62,586
5.638%, 04/05/2064		145,000	144,464
Var Energi ASA 5.875%, 05/22/2030 (C)		200,000	207,959
Viper Energy Partners LLC 5.700%, 08/01/2035		260,000	264,347
Whistler Pipeline LLC
5.400%, 09/30/2029 (C)		10,000	10,284
5.700%, 09/30/2031 (C)		85,000	88,365
5.950%, 09/30/2034 (C)		50,000	51,535
			6,835,315
Financials – 6.3%
American Express Company
5.016%, (5.016% to 4-25-30, then Overnight SOFR + 1.440%), 04/25/2031		185,000	190,230
5.085%, (5.085% to 1-30-30, then SOFR Compounded Index + 1.020%), 01/30/2031		160,000	164,958
Ameriprise Financial, Inc. 5.200%, 04/15/2035		110,000	112,053
Ares Strategic Income Fund
5.150%, 01/15/2031 (C)		180,000	177,857
5.800%, 09/09/2030 (C)		285,000	289,621
Arthur J. Gallagher & Company 5.150%, 02/15/2035		340,000	344,020
Athene Global Funding
2.646%, 10/04/2031 (C)		190,000	169,218
2.717%, 01/07/2029 (C)		55,000	52,028
4.721%, 10/08/2029 (C)		140,000	141,126
Banca Comerciala Romana SA 7.625%, (7.625% to 5-19-26, then 3 month EURIBOR + 4.539%), 05/19/2027	EUR	100,000	120,654

108

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banca Transilvania SA 8.875%, (8.875% to 4-27-26, then 1 Year EURIBOR ICE Swap Rate + 5.580%), 04/27/2027	EUR	100,000	$120,878
Bank of America Corp.
1.898%, (1.898% to 7-23-30, then Overnight SOFR + 1.530%), 07/23/2031		$120,000	107,185
1.922%, (1.922% to 10-24-30, then Overnight SOFR + 1.370%), 10/24/2031		215,000	190,957
2.482%, (2.482% to 9-21-31, then 5 Year CMT + 1.200%), 09/21/2036		130,000	112,863
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031		185,000	171,437
2.972%, (2.972% to 2-4-32, then Overnight SOFR + 1.330%), 02/04/2033		115,000	104,723
4.376%, (4.376% to 4-27-27, then Overnight SOFR + 1.580%), 04/27/2028		40,000	40,144
5.518%, (5.518% to 10-25-34, then Overnight SOFR + 1.738%), 10/25/2035		155,000	158,766
Block, Inc.
3.500%, 06/01/2031		125,000	116,328
5.625%, 08/15/2030 (C)		55,000	55,725
BPCE SA
5.389%, (5.389% to 5-28-30, then Overnight SOFR + 1.581%), 05/28/2031 (C)		500,000	512,972
5.876%, (5.876% to 1-14-30, then Overnight SOFR + 1.680%), 01/14/2031 (C)		250,000	261,095
Capital One Financial Corp.
4.493%, (4.493% to 9-11-30, then Overnight SOFR + 1.250%), 09/11/2031		140,000	138,868
6.183%, (6.183% to 1-30-35, then Overnight SOFR + 2.036%), 01/30/2036		120,000	124,483
7.624%, (7.624% to 10-30-30, then Overnight SOFR + 3.070%), 10/30/2031		190,000	214,889
7.964%, (7.964% to 11-2-33, then SOFR Compounded Index + 3.370%), 11/02/2034		115,000	135,968
Citibank NA 4.914%, 05/29/2030		250,000	256,858
Citigroup, Inc.
4.503%, (4.503% to 9-11-30, then Overnight SOFR + 1.171%), 09/11/2031		175,000	175,095
4.952%, (4.952% to 5-7-30, then Overnight SOFR + 1.463%), 05/07/2031		155,000	157,945
Citizens Financial Group, Inc.
5.253%, (5.253% to 3-5-30, then Overnight SOFR + 1.259%), 03/05/2031		115,000	117,860
6.645%, (6.645% to 4-25-34, then Overnight SOFR + 2.325%), 04/25/2035		30,000	33,009
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Corebridge Global Funding 4.900%, 08/21/2032 (C)	$55,000	$55,245
Credit Agricole SA
4.818%, (4.818% to 9-25-32, then Overnight SOFR + 1.360%), 09/25/2033 (C)	250,000	248,463
5.222%, (5.222% to 5-27-30, then Overnight SOFR + 1.460%), 05/27/2031 (C)	250,000	256,458
6.251%, (6.251% to 1-10-34, then Overnight SOFR + 2.670%), 01/10/2035 (C)	250,000	263,798
Equitable America Global Funding 4.700%, 09/15/2032 (C)	155,000	154,182
Equitable Financial Life Global Funding
1.800%, 03/08/2028 (C)	30,000	28,323
5.000%, 03/27/2030 (C)	80,000	81,970
Equitable Holdings, Inc. 4.350%, 04/20/2028	32,000	32,110
FirstCash, Inc.
4.625%, 09/01/2028 (C)	250,000	245,114
5.625%, 01/01/2030 (C)	140,000	139,797
GA Global Funding Trust 4.500%, 09/18/2030 (C)	295,000	292,627
HPS Corporate Lending Fund 5.850%, 06/05/2030 (C)	215,000	218,824
HSBC Holdings PLC 5.240%, (5.240% to 5-13-30, then Overnight SOFR + 1.570%), 05/13/2031	400,000	411,620
JPMorgan Chase & Co.
2.545%, (2.545% to 11-8-31, then Overnight SOFR + 1.180%), 11/08/2032	115,000	103,146
2.580%, (2.580% to 4-22-31, then 3 month CME Term SOFR + 1.250%), 04/22/2032	40,000	36,353
3.702%, (3.702% to 5-6-29, then 3 month CME Term SOFR + 1.422%), 05/06/2030	65,000	63,882
4.005%, (4.005% to 4-23-28, then 3 month CME Term SOFR + 1.382%), 04/23/2029	60,000	59,850
4.505%, (4.505% to 10-22-27, then Overnight SOFR + 0.860%), 10/22/2028	185,000	186,581
4.946%, (4.946% to 10-22-34, then Overnight SOFR + 1.340%), 10/22/2035	30,000	30,255
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030	185,000	189,763
5.103%, (5.103% to 4-22-30, then Overnight SOFR + 1.435%), 04/22/2031	220,000	227,286
5.299%, (5.299% to 7-24-28, then Overnight SOFR + 1.450%), 07/24/2029	175,000	180,308
5.336%, (5.336% to 1-23-34, then Overnight SOFR + 1.620%), 01/23/2035	130,000	135,119
5.576%, (5.576% to 7-23-35, then Overnight SOFR + 1.635%), 07/23/2036	190,000	196,970

109

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030		$195,000	$203,675
Lincoln Financial Global Funding 4.625%, 05/28/2028 (C)		125,000	126,284
Marsh & McLennan Companies, Inc. 5.400%, 03/15/2055		80,000	78,434
mBank SA 0.966%, (0.966% to 9-21-26, then 3 month EURIBOR + 1.250%), 09/21/2027	EUR	100,000	115,174
Morgan Stanley
1.794%, (1.794% to 2-13-31, then Overnight SOFR + 1.034%), 02/13/2032		$10,000	8,722
1.928%, (1.928% to 4-28-31, then Overnight SOFR + 1.020%), 04/28/2032		200,000	174,546
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032		85,000	75,072
4.210%, (4.210% to 4-20-27, then Overnight SOFR + 1.610%), 04/20/2028		105,000	105,114
5.230%, (5.230% to 1-15-30, then Overnight SOFR + 1.108%), 01/15/2031		50,000	51,607
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029		55,000	56,832
5.656%, (5.656% to 4-18-29, then Overnight SOFR + 1.260%), 04/18/2030		160,000	167,074
MSCI, Inc. 3.625%, 11/01/2031 (C)		192,000	180,337
OTP Bank NYRT 7.500%, (7.500% to 5-25-26, then 1 Year CMT + 3.711%), 05/25/2027		200,000	203,359
Rocket Mortgage LLC 3.875%, 03/01/2031 (C)		250,000	233,461
Royal Bank of Canada 5.153%, (5.153% to 2-4-30, then Overnight SOFR + 1.030%), 02/04/2031		160,000	164,838
Sixth Street Lending Partners 6.125%, 07/15/2030 (C)		250,000	258,469
Standard Chartered PLC 7.767%, (7.767% to 11-16-27, then 1 Year CMT + 3.450%), 11/16/2028 (C)		200,000	214,156
Synchrony Financial
5.450%, (5.450% to 3-6-30, then Overnight SOFR + 1.680%), 03/06/2031		140,000	142,655
6.000%, (6.000% to 7-29-35, then Overnight SOFR + 2.070%), 07/29/2036		135,000	138,084
The Bank of New York Mellon Corp.
5.060%, (5.060% to 7-22-31, then Overnight SOFR + 1.230%), 07/22/2032		75,000	77,492
5.188%, (5.188% to 3-14-34, then Overnight SOFR + 1.418%), 03/14/2035		45,000	46,386
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Bank of New York Mellon Corp. (continued)
6.317%, (6.317% to 10-25-28, then Overnight SOFR + 1.598%), 10/25/2029	$20,000	$21,283
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	20,000	18,144
4.482%, (4.482% to 8-23-27, then Overnight SOFR + 1.725%), 08/23/2028	15,000	15,094
4.692%, (4.692% to 10-23-29, then Overnight SOFR + 1.135%), 10/23/2030	190,000	192,421
5.016%, (5.016% to 10-23-34, then Overnight SOFR + 1.420%), 10/23/2035	55,000	55,366
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	235,000	240,890
5.218%, (5.218% to 4-23-30, then Overnight SOFR + 1.580%), 04/23/2031	65,000	67,217
UBS Group AG 6.442%, (6.442% to 8-11-27, then Overnight SOFR + 3.700%), 08/11/2028 (C)	250,000	259,759
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031	100,000	92,933
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	30,000	28,404
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	145,000	134,977
4.897%, (4.897% to 7-25-32, then Overnight SOFR + 2.100%), 07/25/2033	155,000	157,469
5.150%, (5.150% to 4-23-30, then Overnight SOFR + 1.500%), 04/23/2031	65,000	67,035
5.244%, (5.244% to 1-24-30, then Overnight SOFR + 1.110%), 01/24/2031	70,000	72,423
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	45,000	46,636
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	75,000	83,332
		13,283,011
Health care – 2.0%
Avantor Funding, Inc.
3.875%, 11/01/2029 (C)	130,000	123,625
4.625%, 07/15/2028 (C)	375,000	368,872
Cardinal Health, Inc.
4.500%, 09/15/2030	285,000	285,869
5.000%, 11/15/2029	250,000	256,348
Cencora, Inc. 4.850%, 12/15/2029	170,000	173,458
Centene Corp.
2.500%, 03/01/2031	190,000	163,669

110

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Centene Corp. (continued)
2.625%, 08/01/2031	$120,000	$103,083
CVS Health Corp.
1.750%, 08/21/2030	55,000	48,277
1.875%, 02/28/2031	30,000	26,073
2.125%, 09/15/2031	70,000	60,761
5.450%, 09/15/2035	110,000	111,936
6.750%, (6.750% to 12-10-34, then 5 Year CMT + 2.516%), 12/10/2054	105,000	108,385
GE HealthCare Technologies, Inc. 5.500%, 06/15/2035	145,000	150,305
Hologic, Inc. 3.250%, 02/15/2029 (C)	238,000	229,811
Humana, Inc.
5.375%, 04/15/2031	100,000	102,861
5.550%, 05/01/2035	160,000	163,001
Icon Investments Six DAC 6.000%, 05/08/2034	200,000	209,940
Royalty Pharma PLC 5.200%, 09/25/2035	405,000	404,656
Solventum Corp. 5.400%, 03/01/2029	70,000	72,239
The Cigna Group 4.875%, 09/15/2032	365,000	368,680
Thermo Fisher Scientific, Inc. 4.473%, 10/07/2032	170,000	170,026
UnitedHealth Group, Inc.
2.750%, 05/15/2040	155,000	115,495
3.500%, 08/15/2039	70,000	58,387
4.950%, 05/15/2062	30,000	26,379
5.300%, 02/15/2030	15,000	15,615
5.300%, 06/15/2035	55,000	56,855
5.375%, 04/15/2054	125,000	120,046
5.750%, 07/15/2064	25,000	24,890
6.050%, 02/15/2063	10,000	10,445
Viatris, Inc. 3.850%, 06/22/2040	140,000	106,762
		4,236,749
Industrials – 1.1%
Builders FirstSource, Inc. 5.000%, 03/01/2030 (C)	225,000	222,712
Clean Harbors, Inc.
4.875%, 07/15/2027 (C)	183,000	182,847
6.375%, 02/01/2031 (C)	35,000	35,841
Daimler Truck Finance North America LLC 5.000%, 10/12/2032 (C)	255,000	256,230
International Airport Finance SA 12.000%, 03/15/2033 (C)	288,694	307,618
L3Harris Technologies, Inc. 5.050%, 06/01/2029	120,000	123,372
Regal Rexnord Corp. 6.050%, 04/15/2028	130,000	134,476
Siemens Funding BV 4.600%, 05/28/2030 (C)	205,000	208,688
The Boeing Company
2.950%, 02/01/2030	45,000	42,367
3.200%, 03/01/2029	35,000	33,772
3.750%, 02/01/2050	10,000	7,388
5.150%, 05/01/2030	150,000	153,923
5.705%, 05/01/2040	295,000	301,013
6.388%, 05/01/2031	50,000	54,456
6.528%, 05/01/2034	75,000	82,910
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Wabtec Corp. 4.900%, 05/29/2030	$130,000	$132,855
		2,280,468
Information technology – 2.6%
Applied Materials, Inc. 4.600%, 01/15/2036	165,000	163,292
Broadcom, Inc.
4.150%, 02/15/2028	120,000	120,313
4.200%, 10/15/2030	150,000	149,744
5.050%, 07/12/2029	65,000	66,956
5.200%, 07/15/2035	235,000	242,191
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	108,000	105,035
Foundry JV Holdco LLC
5.900%, 01/25/2033 (C)	200,000	210,897
6.150%, 01/25/2032 (C)	200,000	213,767
6.250%, 01/25/2035 (C)	200,000	214,083
Gartner, Inc. 4.500%, 07/01/2028 (C)	193,000	191,424
Gen Digital, Inc. 6.750%, 09/30/2027 (C)	138,000	140,115
Hewlett Packard Enterprise Company
5.000%, 10/15/2034	35,000	34,728
5.600%, 10/15/2054	200,000	191,273
IBM Corp. 4.800%, 02/10/2030	175,000	179,083
Insight Enterprises, Inc. 6.625%, 05/15/2032 (C)	363,000	372,184
Intel Corp.
3.100%, 02/15/2060	60,000	35,555
3.250%, 11/15/2049	151,000	100,338
3.734%, 12/08/2047	265,000	195,733
4.100%, 05/11/2047	70,000	54,659
4.150%, 08/05/2032	55,000	53,054
4.750%, 03/25/2050	10,000	8,471
5.200%, 02/10/2033	95,000	97,125
Marvell Technology, Inc.
2.450%, 04/15/2028	80,000	76,631
2.950%, 04/15/2031	115,000	106,208
Micron Technology, Inc. 5.650%, 11/01/2032	155,000	162,662
Open Text Corp.
3.875%, 12/01/2029 (C)	590,000	557,698
6.900%, 12/01/2027 (C)	100,000	104,042
Oracle Corp.
2.875%, 03/25/2031	135,000	123,962
2.950%, 04/01/2030	35,000	32,978
3.850%, 04/01/2060	175,000	120,342
3.950%, 03/25/2051	20,000	14,870
4.100%, 03/25/2061	30,000	21,600
4.700%, 09/27/2034	190,000	185,551
4.800%, 09/26/2032	475,000	475,571
5.250%, 02/03/2032	30,000	30,928
5.500%, 09/27/2064	45,000	41,213
Qorvo, Inc. 3.375%, 04/01/2031 (C)	200,000	183,756
Qualcomm, Inc. 4.750%, 05/20/2032	145,000	147,687
		5,525,719
Materials – 1.0%
Anglo American Capital PLC 4.500%, 03/15/2028 (C)	200,000	201,122
Ball Corp. 6.000%, 06/15/2029	630,000	644,896

111

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Glencore Funding LLC
5.371%, 04/04/2029 (C)	$120,000	$123,648
5.634%, 04/04/2034 (C)	40,000	41,630
6.375%, 10/06/2030 (C)	170,000	183,493
6.500%, 10/06/2033 (C)	50,000	55,100
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	109,777
Rio Tinto Finance USA PLC
5.000%, 03/14/2032	35,000	35,979
5.875%, 03/14/2065	100,000	104,176
Standard Industries, Inc.
3.375%, 01/15/2031 (C)	5,000	4,528
4.375%, 07/15/2030 (C)	410,000	393,100
The Sherwin-Williams Company 5.150%, 08/15/2035	295,000	300,164
		2,197,613
Real estate – 0.4%
American Tower Corp. 2.700%, 04/15/2031	165,000	150,536
Cousins Properties LP 5.375%, 02/15/2032	145,000	148,664
Crown Castle, Inc.
2.100%, 04/01/2031	30,000	26,266
2.250%, 01/15/2031	245,000	218,046
3.100%, 11/15/2029	150,000	142,689
Iron Mountain, Inc. 6.250%, 01/15/2033 (C)	210,000	214,203
		900,404
Utilities – 4.7%
AES Andes SA 6.250%, 03/14/2032 (C)	200,000	209,385
Alabama Power Company
3.450%, 10/01/2049	75,000	54,956
4.150%, 08/15/2044	105,000	89,113
5.100%, 04/02/2035	20,000	20,438
Arizona Public Service Company 5.700%, 08/15/2034	105,000	110,014
Baltimore Gas & Electric Company 5.450%, 06/01/2035	105,000	109,066
Boston Gas Company 3.757%, 03/16/2032 (C)	68,000	64,050
Cleco Corporate Holdings LLC 3.375%, 09/15/2029	90,000	84,095
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	120,000	81,263
5.500%, 03/15/2055	110,000	108,762
Dominion Energy, Inc.
5.000%, 06/15/2030	140,000	143,529
6.000%, (6.000% to 2-15-31, then 5 Year CMT + 2.262%), 02/15/2056	480,000	483,434
Duke Energy Corp.
2.550%, 06/15/2031	305,000	275,735
3.300%, 06/15/2041	50,000	38,485
4.950%, 09/15/2035	245,000	243,392
5.000%, 08/15/2052	80,000	72,020
5.450%, 06/15/2034	5,000	5,201
Duke Energy Florida LLC 1.750%, 06/15/2030	115,000	102,940
Duke Energy Indiana LLC
2.750%, 04/01/2050	80,000	50,815
3.250%, 10/01/2049	105,000	73,167
Duke Energy Ohio, Inc. 5.550%, 03/15/2054	60,000	59,936
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Progress LLC
3.700%, 10/15/2046	$125,000	$96,704
5.050%, 03/15/2035	35,000	35,564
5.550%, 03/15/2055	55,000	55,220
Edison International
5.250%, 03/15/2032 (D)	61,000	60,421
6.250%, 03/15/2030	150,000	155,975
Eversource Energy
5.125%, 05/15/2033	200,000	202,785
5.500%, 01/01/2034	125,000	129,077
Georgia Power Company
4.300%, 03/15/2042	75,000	66,202
4.550%, 03/15/2030	70,000	71,083
4.850%, 03/15/2031	290,000	297,768
5.200%, 03/15/2035	130,000	133,216
Interstate Power & Light Company 5.600%, 06/29/2035	155,000	161,035
Jersey Central Power & Light Company 5.100%, 01/15/2035	35,000	35,472
KeySpan Gas East Corp. 5.994%, 03/06/2033 (C)	29,000	30,710
Monongahela Power Company 5.850%, 02/15/2034 (C)	15,000	15,854
NiSource, Inc.
3.490%, 05/15/2027	85,000	84,188
5.350%, 07/15/2035	185,000	188,890
5.400%, 06/30/2033	35,000	36,284
NSTAR Electric Company 5.400%, 06/01/2034	75,000	78,073
Ohio Edison Company 5.500%, 01/15/2033 (C)	35,000	36,367
Oncor Electric Delivery Company LLC 5.350%, 04/01/2035 (C)	95,000	98,258
Pacific Gas & Electric Company
2.500%, 02/01/2031	340,000	302,907
3.300%, 08/01/2040	40,000	30,306
3.500%, 08/01/2050	30,000	20,466
4.550%, 07/01/2030	100,000	99,305
4.750%, 02/15/2044	40,000	34,221
4.950%, 07/01/2050	32,000	27,465
5.050%, 10/15/2032	90,000	89,829
5.800%, 05/15/2034	140,000	145,063
5.900%, 06/15/2032	25,000	26,137
5.900%, 10/01/2054	145,000	141,245
6.100%, 01/15/2029	160,000	167,377
6.150%, 01/15/2033	105,000	111,131
6.150%, 03/01/2055	23,000	23,131
6.700%, 04/01/2053	35,000	37,426
6.750%, 01/15/2053	215,000	231,651
6.950%, 03/15/2034	145,000	160,833
Pinnacle West Capital Corp.
4.900%, 05/15/2028	131,000	133,083
5.150%, 05/15/2030	115,000	118,265
Public Service Company of Oklahoma 5.200%, 01/15/2035	140,000	141,728
Public Service Enterprise Group, Inc.
4.900%, 03/15/2030	195,000	199,321
5.450%, 04/01/2034	15,000	15,526
6.125%, 10/15/2033	50,000	53,977
Puget Energy, Inc.
4.100%, 06/15/2030	22,000	21,485
4.224%, 03/15/2032	8,000	7,661
5.725%, 03/15/2035	465,000	479,844
San Diego Gas & Electric Company 5.400%, 04/15/2035	145,000	149,744

112

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Southern California Edison Company
3.650%, 02/01/2050	$35,000	$24,461
3.900%, 03/15/2043	10,000	7,825
4.000%, 04/01/2047	75,000	56,739
4.125%, 03/01/2048	145,000	110,788
4.650%, 10/01/2043	20,000	17,034
5.200%, 06/01/2034	47,000	46,719
5.450%, 03/01/2035	75,000	75,905
5.450%, 06/01/2052	5,000	4,539
5.700%, 03/01/2053	61,000	57,281
5.875%, 12/01/2053	100,000	96,578
5.900%, 03/01/2055	65,000	63,079
5.950%, 11/01/2032	190,000	200,238
6.200%, 09/15/2055	25,000	25,203
Southern California Gas Company
5.600%, 04/01/2054	70,000	70,243
6.000%, 06/15/2055	175,000	183,236
Southern Company Gas Capital Corp. 5.100%, 09/15/2035	145,000	145,379
Southern Power Company 4.900%, 10/01/2035	110,000	108,482
Trans-Allegheny Interstate Line Company 5.000%, 01/15/2031 (C)	125,000	128,163
Virginia Electric & Power Company
2.450%, 12/15/2050	43,000	25,033
4.200%, 05/15/2045	10,000	8,359
4.900%, 09/15/2035	130,000	129,320
5.000%, 04/01/2033	130,000	132,300
5.000%, 01/15/2034	135,000	136,518
5.050%, 08/15/2034	50,000	50,682
5.150%, 03/15/2035	85,000	86,554
5.350%, 01/15/2054	50,000	48,048
5.650%, 03/15/2055	10,000	10,058
Wisconsin Power & Light Company 5.375%, 03/30/2034	95,000	98,648
Xcel Energy, Inc.
4.600%, 06/01/2032	85,000	84,332
4.750%, 03/21/2028	110,000	111,357
5.600%, 04/15/2035	70,000	72,565
		9,933,735
TOTAL CORPORATE BONDS (Cost $54,439,584)		$55,336,234
MUNICIPAL BONDS – 1.0%
Chicago Board of Education (Illinois), GO 6.138%, 12/01/2039	155,000	147,353
Chicago Board of Education (Illinois), GO 6.319%, 11/01/2029	120,000	118,900
County of Riverside (California) 3.070%, 02/15/2028	600,000	590,314
Metropolitan Transportation Authority (New York) 4.750%, 11/15/2045	255,000	253,541
Metropolitan Transportation Authority (New York) 5.175%, 11/15/2049	25,000	23,071
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
New York Transportation Development Corp. 4.248%, 09/01/2035	$400,000	$393,126
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	716,785
TOTAL MUNICIPAL BONDS (Cost $2,409,682)		$2,243,090
COLLATERALIZED MORTGAGE OBLIGATIONS – 13.2%
Commercial and residential – 9.8%
280 Park Avenue Mortgage Trust Series 2017-280P, Class E (1 month CME Term SOFR + 2.419%) 6.637%, 09/15/2034 (C)(E)	214,000	207,313
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (C)(F)	54,528	51,800
Series 2021-2, Class A1, 0.985%, 04/25/2066 (C)(F)	102,010	88,550
Series 2021-4, Class A2, 1.241%, 01/20/2065 (C)(F)	101,369	85,980
Series 2021-5, Class A1, 0.951%, 07/25/2066 (C)(F)	229,956	200,939
Series 2021-6, Class A1, 1.458%, 09/25/2066 (C)(F)	382,649	325,518
Series 2021-8, Class A1, 1.820%, 11/25/2066 (C)(F)	169,854	152,202
Series 2022-2, Class A1, 3.353%, 01/25/2067 (C)(F)	50,889	48,263
Series 2022-5, Class A1 (4.500% to 7-1-26, then 5.500% thereafter), 4.500%, 05/25/2067 (C)	428,333	425,891
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(F)	98,059	95,434
BANK
Series 2017-BNK8, Class XA IO, 0.841%, 11/15/2050	3,593,796	39,256
Series 2019-BN18, Class XA IO, 1.026%, 05/15/2062	1,378,109	36,164
Series 2019-BN20, Class XA IO, 0.924%, 09/15/2062	2,157,655	59,047
Series 2019-BN22, Class XA IO, 0.694%, 11/15/2062	2,379,664	50,017
Series 2019-BN23, Class XA IO, 0.799%, 12/15/2052	1,890,016	45,019
Series 2019-BN24, Class XA IO, 0.749%, 11/15/2062	1,160,633	27,410
Series 2020-BN28, Class XA IO, 1.875%, 03/15/2063	2,499,982	173,533
Series 2023-BNK45, Class XA IO, 1.206%, 02/15/2056	987,954	52,678
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.610%, 02/15/2050	2,539,499	32,429
Series 2022-C15, Class A5, 3.662%, 04/15/2055 (F)	110,000	102,218
Series 2024-C24, Class XA IO, 1.864%, 02/15/2057	993,040	94,930
Series 2025-C32, Class XA IO, 1.356%, 02/15/2062	999,077	83,953
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.666%, 01/15/2051	846,261	8,003
Series 2018-B4, Class XA IO, 0.613%, 07/15/2051	1,983,475	18,995

113

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Benchmark Mortgage Trust (continued)
Series 2018-B8, Class XA IO, 0.776%, 01/15/2052	$4,302,649	$65,792
Series 2019-B10, Class XA IO, 1.380%, 03/15/2062	2,609,862	92,278
Series 2019-B12, Class XA IO, 1.201%, 08/15/2052	981,902	25,916
Series 2019-B15, Class A5, 2.928%, 12/15/2072	565,000	527,852
Series 2020-B18, Class XA IO, 1.853%, 07/15/2053	566,972	29,621
Series 2020-B22, Class XA IO, 1.613%, 01/15/2054	1,149,773	71,979
BINOM Securitization Trust Series 2021-INV1, Class A1 2.034%, 06/25/2056 (C)(F)	108,707	98,844
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class B (1 month CME Term SOFR + 2.340%) 6.490%, 08/15/2041 (C)(E)	220,000	221,100
BPR Trust
Series 2022-STAR, Class A (1 month CME Term SOFR + 3.232%), 7.382%, 08/15/2039 (C)(E)	275,000	274,967
Series 2024-PMDW, Class B, 5.850%, 11/05/2041 (C)(F)	100,000	102,229
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.941%, 02/25/2049 (C)(F)	52,203	48,978
Series 2021-NQM2, Class A1, 0.970%, 03/25/2060 (C)(F)	28,714	28,046
BSTN Commercial Mortgage Trust Series 2025-HUB, Class A 5.062%, 04/13/2041 (C)(F)	100,000	100,000
BWAY Trust Series 2025-1535, Class B 7.710%, 05/05/2042 (C)(F)	295,000	308,681
BX Trust Series 2024-PAT, Class B (1 month CME Term SOFR + 3.039%) 7.189%, 03/15/2041 (C)(E)	39,000	39,000
Citigroup Commercial Mortgage Trust Series 2016-C3, Class C 4.139%, 11/15/2049 (F)	288,000	255,346
COLT Mortgage Loan Trust Series 2021-3, Class A1 0.956%, 09/27/2066 (C)(F)	494,804	415,602
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2022-HC, Class A, 2.819%, 01/10/2039 (C)	100,000	95,794
Series 2022-HC, Class D, 4.084%, 01/10/2039 (C)(F)	100,000	93,426
Series 2024-CBM, Class B, 6.511%, 12/10/2041 (C)(F)	137,000	139,047
Credit Suisse Mortgage Capital Certificates
Series 2017-FHA1, Class A1, 3.250%, 04/25/2047 (C)(F)	113,891	104,814
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (C)(F)	207,412	186,129
Series 2021-NQM8, Class A1, 1.841%, 10/25/2066 (C)(F)	190,792	174,221
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2021-RPL4, Class A1, 4.136%, 12/27/2060 (C)(F)	$110,869	$110,420
Series 2022-NQM1, Class A1, 2.265%, 11/25/2066 (C)(F)	494,528	452,704
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5, 3.090%, 01/15/2049	115,000	114,074
Series 2016-C6, Class XA IO, 2.008%, 01/15/2049	877,203	770
DBJPM Mortgage Trust Series 2020-C9, Class XA IO 1.699%, 09/15/2053	418,313	19,002
DC Trust
Series 2024-HLTN, Class A, 5.933%, 04/13/2040 (C)(F)	90,000	90,984
Series 2024-HLTN, Class C, 7.286%, 04/13/2040 (C)(F)	45,000	44,994
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (C)(F)	65,531	58,223
Durst Commercial Mortgage Trust Series 2025-151, Class A 5.317%, 08/10/2042 (C)(F)	100,000	101,852
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.931%, 06/25/2066 (C)(F)	73,043	61,429
Series 2022-1, Class A1, 2.206%, 01/25/2067 (C)(F)	220,804	195,175
GCAT Trust
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (C)(F)	143,623	123,726
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (C)(F)	182,985	158,937
Series 2021-NQM7, Class A1, 1.915%, 08/25/2066 (C)(F)	122,619	114,219
Series 2022-HX1, Class A1, 2.885%, 12/27/2066 (C)(F)	334,230	314,966
GS Mortgage Securities Trust Series 2024-70P, Class B 5.887%, 03/10/2041 (C)(F)	295,000	295,932
HTL Commercial Mortgage Trust
Series 2024-T53, Class B, 6.774%, 05/10/2039 (C)(F)	130,000	132,243
Series 2024-T53, Class C, 7.324%, 05/10/2039 (C)(F)	100,000	101,933
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.073%, 09/25/2056 (C)(F)	141,577	121,977
Series 2022-NQM2, Class A1 (3.638% to 3-25-26, then 4.638% thereafter), 3.638%, 03/25/2067 (C)	470,478	448,926
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class A5, 2.870%, 08/15/2049	115,000	113,165
Series 2020-NNN, Class AFX, 2.812%, 01/16/2037 (C)	160,000	143,200
Legacy Mortgage Asset Trust
Series 2021-GS2, Class A1, 5.750%, 04/25/2061 (C)	107,282	107,198

114

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Legacy Mortgage Asset Trust (continued)
Series 2021-GS3, Class A1, 5.750%, 07/25/2061 (C)	$145,845	$145,833
Series 2021-GS4, Class A1, 5.650%, 11/25/2060 (C)	71,063	71,103
MAD Commercial Mortgage Trust Series 2025-11MD, Class B 5.095%, 10/15/2042 (C)(F)	280,000	279,841
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(F)	12,516	11,894
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (C)(F)	61,808	58,221
Series 2021-NQM2, Class A1, 1.029%, 11/25/2064 (C)(F)	100,025	88,489
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class A5 3.531%, 10/15/2048	30,003	29,946
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	553,396
Series 2017-H1, Class XA IO, 1.447%, 06/15/2050	604,883	9,004
Series 2021-230P, Class B (1 month CME Term SOFR + 1.563%), 5.714%, 12/15/2038 (C)(E)	150,000	138,750
Morgan Stanley Residential Mortgage Loan Trust Series 2025-SPL1, Class A1 (4.250% to 9-1-29, then 5.250% thereafter) 4.250%, 02/25/2065 (C)	405,000	395,372
Natixis Commercial Mortgage Securities Trust Series 2018-SOX, Class C 4.932%, 06/17/2038 (C)(F)	100,000	97,242
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(F)	105,171	102,144
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(F)	119,394	114,773
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(F)	110,990	106,945
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%), 5.772%, 06/25/2057 (C)(E)	90,090	91,202
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(F)	79,235	77,477
Series 2018-4A, Class A1S (1 month CME Term SOFR + 0.864%), 5.022%, 01/25/2048 (C)(E)	113,500	111,494
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(F)	108,973	103,791
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(F)	26,248	25,221
Series 2021-NQ2R, Class A1, 0.941%, 10/25/2058 (C)(F)	44,293	42,363
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (C)(F)	287,026	253,240
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
NRTH Commercial Mortgage Trust Series 2025-PARK, Class B (1 month CME Term SOFR + 1.643%) 5.793%, 10/15/2040 (C)(E)	$35,000	$34,913
NYC Commercial Mortgage Trust
Series 2025-300P, Class A, 4.879%, 07/13/2042 (C)(F)	330,000	331,595
Series 2025-300P, Class B, 5.176%, 07/13/2042 (C)(F)	250,000	251,205
Series 2025-3BP, Class B (1 month CME Term SOFR + 1.692%), 5.842%, 02/15/2042 (C)(E)	385,000	384,673
OBX Trust
Series 2021-NQM1, Class A1, 1.072%, 02/25/2066 (C)(F)	199,656	174,336
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (C)(F)	455,176	374,892
Series 2021-NQM4, Class A1, 1.957%, 10/25/2061 (C)(F)	109,047	93,501
Series 2022-NQM1, Class A1, 2.305%, 11/25/2061 (C)(F)	522,226	473,163
Pretium Mortgage Credit Partners LLC
Series 2024-NPL5, Class A1 (5.963% to 9-25-27, then 8.963% to 9-25-28, then 9.963% thereafter), 5.963%, 09/25/2054 (C)	451,471	451,753
Series 2024-NPL7, Class A1 (5.925% to 10-25-27, then 8.925% to 10-25-28, then 9.925% thereafter), 5.925%, 10/25/2054 (C)	90,722	90,817
Series 2025-NPL6, Class A1 (5.744% to 6-25-28, then 8.744% to 6-25-29, then 11.744% thereafter), 5.744%, 06/25/2055 (C)	489,991	492,412
Series 2025-NPL7, Class A1 (5.657% to 7-25-28, then 8.657% to 7-25-29, then 11.657% thereafter), 5.657%, 07/25/2055 (C)	322,774	323,733
Series 2025-NPL8, Class A1 (5.732% to 7-25-28, then 8.732% to 7-25-29, then 9.732% thereafter), 5.732%, 08/25/2055 (C)	295,418	296,156
Series 2025-NPL9, Class A1 (5.391% to 8-25-28, then 8.391% to 8-25-29, then 9.391% thereafter), 5.391%, 08/25/2055 (C)	405,092	405,399
PRPM LLC
Series 2024-6, Class A1 (5.699% to 11-25-27, then 8.699% to 11-25-28, then 9.699% thereafter), 5.699%, 11/25/2029 (C)	90,077	90,126
Series 2024-7, Class A1 (5.870% to 11-25-27, then 8.870% to 11-25-28, then 9.870% thereafter), 5.870%, 11/25/2029 (C)	200,575	200,639
Series 2025-3, Class A1 (6.255% to 5-1-28, then 9.255% to 5-1-29, then 10.255% thereafter), 6.255%, 05/25/2030 (C)	93,167	93,378
Series 2025-6, Class A1 (5.774% to 8-1-28, then 8.774% to 8-1-29, then 9.774% thereafter), 5.774%, 08/25/2028 (C)	271,453	271,735

115

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
PRPM LLC (continued)
Series 2025-7, Class A1 (5.503% to 8-1-28, then 8.503% to 8-1-29, then 9.503% thereafter), 5.503%, 08/25/2030 (C)	$193,313	$193,593
RFR Trust
Series 2025-SGRM, Class A, 5.562%, 03/11/2041 (C)(F)	103,094	105,412
Series 2025-SGRM, Class B, 5.863%, 03/11/2041 (C)(F)	335,000	342,790
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (C)	570,000	532,228
SG Residential Mortgage Trust Series 2021-1, Class A1 1.160%, 07/25/2061 (C)(F)	291,806	243,405
Starwood Mortgage Residential Trust
Series 2021-1, Class A1, 1.219%, 05/25/2065 (C)(F)	114,620	107,656
Series 2021-2, Class A1, 0.943%, 05/25/2065 (C)(F)	35,987	33,950
Series 2021-6, Class A1, 1.920%, 11/25/2066 (C)(F)	286,115	252,589
Towd Point Mortgage Trust Series 2021-R1, Class A1 2.918%, 11/30/2060 (C)(F)	542,012	486,701
Verus Securitization Trust
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(F)	72,809	65,084
Series 2021-5, Class A1, 1.013%, 09/25/2066 (C)(F)	98,908	86,131
Series 2021-8, Class A1, 1.824%, 11/25/2066 (C)(F)	188,946	174,882
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (C)(F)	76,306	71,196
Series 2022-1, Class A1 (2.724% to 1-25-26, then 3.724% thereafter), 2.724%, 01/25/2067 (C)	290,560	272,145
Series 2022-3, Class A1 (4.130% to 3-1-26, then 5.130% thereafter), 4.130%, 02/25/2067 (C)	67,799	65,266
WBRK Mortgage Trust
Series 2025-WBRK, Class A, 5.867%, 03/05/2035 (C)(F)	145,000	150,518
Series 2025-WBRK, Class B, 6.278%, 03/05/2035 (C)(F)	265,000	272,292
Wells Fargo Commercial Mortgage Trust Series 2015-NXS1, Class D 3.988%, 05/15/2048 (F)	40,000	37,240
		20,666,498
U.S. Government Agency – 3.4%
Federal Home Loan Mortgage Corp.
Series 2019-3, Class MV, 3.500%, 10/25/2058	102,532	97,317
Series 2021-DNA6, Class B1 (30 day Average SOFR + 3.400%), 7.756%, 10/25/2041 (C)(E)	505,000	516,358
Series 2021-DNA7, Class B1 (30 day Average SOFR + 3.650%), 8.006%, 11/25/2041 (C)(E)	194,000	199,140
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2022-DNA3, Class M1B (30 day Average SOFR + 2.900%), 7.256%, 04/25/2042 (C)(E)	$168,000	$172,830
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%), 7.706%, 05/25/2042 (C)(E)	235,000	243,885
Series 2022-DNA5, Class M1B (30 day Average SOFR + 4.500%), 8.856%, 06/25/2042 (C)(E)	285,000	301,457
Series 2022-DNA6, Class M1B (30 day Average SOFR + 3.700%), 8.056%, 09/25/2042 (C)(E)	200,000	210,188
Series 2022-HQA2, Class M1B (30 day Average SOFR + 4.000%), 8.356%, 07/25/2042 (C)(E)	180,000	189,495
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%), 7.906%, 08/25/2042 (C)(E)	70,000	73,278
Series 2023-HQA1, Class M1B (30 day Average SOFR + 3.500%), 7.856%, 05/25/2043 (C)(E)	445,000	469,203
Series 2023-HQA2, Class M1B (30 day Average SOFR + 3.350%), 7.706%, 06/25/2043 (C)(E)	460,000	477,317
Series 3883, Class PB, 3.000%, 05/15/2041	37,348	35,849
Series 5055, Class DG, 1.500%, 12/25/2050	340,802	279,308
Series 5170, Class DP, 2.000%, 07/25/2050	322,755	283,468
Series K064, Class X1 IO, 0.723%, 03/25/2027	2,017,765	13,829
Series K068, Class A2, 3.244%, 08/25/2027	545,000	538,611
Series K104, Class X1 IO, 1.229%, 01/25/2030	1,256,713	50,253
Series K111, Class X1 IO, 1.674%, 05/25/2030	541,652	32,867
Series K114, Class X1 IO, 1.206%, 06/25/2030	1,583,869	70,101
Series K121, Class X1 IO, 1.111%, 10/25/2030	831,258	34,056
Series K122, Class X1 IO, 0.961%, 11/25/2030	469,813	17,285
Series K124, Class X1 IO, 0.806%, 12/25/2030	1,894,584	59,148
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	38,825	36,562
Series 2012-21, Class PQ, 2.000%, 09/25/2041	20,800	19,740
Series 2012-52, Class PA, 3.500%, 05/25/2042	34,370	33,226
Series 2015-48, Class QB, 3.000%, 02/25/2043	29,869	29,353
Series 2016-11, Class GA, 2.500%, 03/25/2046	58,313	54,644
Series 2016-38, Class NA, 3.000%, 01/25/2046	31,316	29,427
Series 2017-16, Class PB, 3.000%, 03/25/2047	270,000	242,135

116

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-26, Class CG, 3.500%, 07/25/2044	$20,470	$20,331
Series 2017-34, Class JK, 3.000%, 05/25/2047	16,901	16,575
Series 2017-35, Class AH, 3.500%, 04/25/2053	24,157	24,013
Series 2017-49, Class JA, 4.000%, 07/25/2053	30,594	30,494
Series 2017-84, Class KA, 3.500%, 04/25/2053	36,190	35,887
Series 2018-23, Class LA, 3.500%, 04/25/2048	93,117	89,321
Series 2018-70, Class HA, 3.500%, 10/25/2056	56,489	55,382
Series 2019-12, Class HA, 3.500%, 11/25/2057	109,843	106,118
Series 2019-14, Class CA, 3.500%, 04/25/2049	101,465	98,339
Series 2019-45, Class PT, 3.000%, 08/25/2049	97,406	89,082
Series 2021-R01, Class 1B1 (30 day Average SOFR + 3.100%), 7.456%, 10/25/2041 (C)(E)	80,000	81,509
Series 2022-90, Class AY, 4.500%, 12/25/2041	640,000	634,116
Series 2022-R01, Class 1B1 (30 day Average SOFR + 3.150%), 7.506%, 12/25/2041 (C)(E)	188,000	192,523
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%), 8.856%, 01/25/2042 (C)(E)	395,000	409,568
Series 2022-R02, Class 2M2 (30 day Average SOFR + 3.000%), 7.356%, 01/25/2042 (C)(E)	195,000	198,960
Series 2023-R03, Class 2B1 (30 day Average SOFR + 6.350%), 10.706%, 04/25/2043 (C)(E)	170,000	189,294
Series 2024-R02, Class 1M2 (30 day Average SOFR + 1.800%), 6.156%, 02/25/2044 (C)(E)	88,000	88,724
Series 415, Class A3, 3.000%, 11/25/2042	78,139	72,426
Government National Mortgage Association
Series 2006-38, Class XS IO, 2.989%, 09/16/2035	4,792	30
Series 2013-37, Class LG, 2.000%, 01/20/2042	25,130	24,587
		7,267,609
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,244,251)		$27,934,107
ASSET-BACKED SECURITIES – 7.1%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	46,558	45,810
Affirm Asset Securitization Trust Series 2024-X2, Class B 5.330%, 12/17/2029 (C)	120,000	120,258
Affirm Master Trust Series 2025-2A, Class A 4.670%, 07/15/2033 (C)	260,000	261,498
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Aligned Data Centers Issuer LLC Series 2023-1A, Class A2 6.000%, 08/17/2048 (C)	$265,000	$267,756
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A, Class B 5.580%, 12/20/2030 (C)	100,000	103,089
Battalion CLO XXV, Ltd. Series 2024-25A, Class B (3 month CME Term SOFR + 2.200%) 6.525%, 03/13/2037 (C)(E)	395,000	396,279
Benefit Street Partners Clo Xxxi Ltd. Series 2023-31A, Class BR (3 month CME Term SOFR + 1.750%) 6.068%, 04/25/2038 (C)(E)	270,000	271,544
Blue Owl Asset Leasing Trust Series 2024-1A, Class B 5.410%, 03/15/2030 (C)	100,000	101,238
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (C)	103,646	89,026
Series 2020-1, Class A2 1.990%, 07/15/2060 (C)	125,341	105,492
Series 2022-1A, Class A1 5.970%, 08/15/2062 (C)	100,179	96,831
Commercial Equipment Finance LLC Series 2024-1A, Class A 5.970%, 07/16/2029 (C)	103,629	104,780
Domino's Pizza Master Issuer LLC
Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	168,000	161,599
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (C)	598,087	565,406
Elmwood CLO 23, Ltd. Series 2023-2A, Class BR (3 month CME Term SOFR + 1.750%) 6.068%, 04/16/2036 (C)(E)	250,000	250,508
Exeter Automobile Receivables Trust Series 2025-4A, Class B 4.400%, 05/15/2030	110,000	110,416
FirstKey Homes Trust
Series 2022-SFR1, Class A 4.145%, 05/19/2039 (C)	135,727	135,189
Series 2022-SFR2, Class A 4.250%, 07/17/2039 (C)	554,972	553,661
Generate CLO 12, Ltd. Series 2023-12A, Class AR (3 month CME Term SOFR + 1.330%) 5.613%, 07/20/2038 (C)(E)	420,000	421,286
GLS Auto Receivables Issuer Trust
Series 2024-4A, Class B 4.890%, 04/16/2029 (C)	175,000	176,325
Series 2025-1A, Class B 4.980%, 07/16/2029 (C)	285,000	288,076
GLS Auto Select Receivables Trust Series 2025-3A, Class B 4.810%, 09/15/2031 (C)	433,000	435,200
GreenSky Home Improvement Issuer Trust Series 2025-2A, Class B 5.070%, 06/25/2060 (C)	100,000	100,895
Hertz Vehicle Financing III LLC Series 2025-2A, Class A 5.130%, 09/25/2031 (C)	145,000	146,972

117

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
MF1, Ltd. Series 2022-FL8, Class AS (1 month CME Term SOFR + 1.750%) 5.884%, 02/19/2037 (C)(E)	$335,000	$334,166
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	108,524	97,820
Series 2021-FA, Class A 1.110%, 02/18/2070 (C)	159,397	142,153
Series 2023-A, Class A 5.510%, 10/15/2071 (C)	202,881	207,825
NMEF Funding LLC Series 2025-B, Class B 4.730%, 01/18/2033 (C)	165,000	165,428
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.844%, 12/25/2025 (C)	21,502	21,425
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 4.900%, 05/15/2031 (C)	100,000	100,783
Series 2025-1A, Class B 5.040%, 05/15/2031 (C)	100,000	101,373
Progress Residential Trust
Series 2021-SFR8, Class A 1.510%, 10/17/2038 (C)	386,828	378,657
Series 2022-SFR3, Class A 3.200%, 04/17/2039 (C)	128,670	126,315
Series 2022-SFR5, Class A 4.451%, 06/17/2039 (C)	99,047	99,053
Series 2022-SFR6, Class A 4.451%, 07/20/2039 (C)	620,709	621,342
Series 2022-SFR7, Class A 4.750%, 10/27/2039 (C)	161,716	162,489
Series 2025-SFR1, Class A 3.400%, 02/17/2042 (C)	299,630	286,228
Rad CLO 12, Ltd. Series 2021-12A, Class A1AR (3 month CME Term SOFR + 1.320%) 5.630%, 07/30/2040 (C)(E)	395,000	395,932
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (C)	395,000	395,385
RR 23, Ltd. Series 2022-23A, Class A2R2 (3 month CME Term SOFR + 1.650%) 5.968%, 07/15/2037 (C)(E)	520,000	522,231
Sabey Data Center Issuer LLC Series 2024-1, Class A2 6.000%, 04/20/2049 (C)	65,000	66,098
Santander Drive Auto Receivables Trust Series 2023-1, Class B 4.980%, 02/15/2028	7,303	7,304
SCF Equipment Trust LLC Series 2025-1A, Class A3 5.110%, 11/21/2033 (C)	170,000	173,989
Securitized Term Auto Receivables Trust
Series 2025-A, Class B 5.038%, 07/25/2031 (C)	56,701	57,231
Series 2025-B, Class B 4.925%, 12/29/2032 (C)	184,654	186,221
SFS Auto Receivables Securitization Trust Series 2023-1A, Class B 5.710%, 01/22/2030 (C)	115,000	117,952
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Sound Point CLO XXIX, Ltd. Series 2021-1A, Class A (3 month CME Term SOFR + 1.332%) 5.650%, 04/25/2034 (C)(E)	$655,000	$655,435
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.900%, 07/25/2048 (C)	225,000	226,863
Series 2024-1A, Class A2 5.900%, 03/25/2049 (C)	120,000	121,971
Summit Issuer LLC Series 2020-1A, Class A2 2.290%, 12/20/2050 (C)	155,000	154,128
Taco Bell Funding LLC Series 2021-1A, Class A2II 2.294%, 08/25/2051 (C)	878,355	811,803
Texas Debt Capital CLO, Ltd. Series 2023-1A, Class BR (3 month CME Term SOFR + 1.650%) 5.965%, 07/20/2038 (C)(E)	300,000	301,190
VB Issuer LLC Series 2024-1A, Class C2 5.590%, 05/15/2054 (C)	255,000	256,505
Venture 42 CLO, Ltd. Series 2021-42A, Class A1A (3 month CME Term SOFR + 1.392%) 5.709%, 04/15/2034 (C)(E)	655,000	655,417
VFI ABS LLC Series 2025-1A, Class A 4.780%, 06/24/2030 (C)	96,211	96,607
VOLT CII LLC Series 2021-NP11, Class A1 5.868%, 08/25/2051 (C)	216,181	216,119
VOLT CIII LLC Series 2021-CF1, Class A1 5.992%, 08/25/2051 (C)	131,360	131,440
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	216,730	213,541
Series 2021-1A, Class A2II 2.775%, 06/15/2051 (C)	631,945	566,345
Wingstop Funding LLC
Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)	197,000	190,184
Series 2024-1A, Class A2 5.858%, 12/05/2054 (C)	110,000	113,834
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (C)	290,000	295,347
TOTAL ASSET-BACKED SECURITIES (Cost $14,839,940)		$15,083,263
SHORT-TERM INVESTMENTS – 0.4%
Short-term funds – 0.0%
John Hancock Collateral Trust, 4.0668% (G)(H)	8,667	86,696

118

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.4%
Deutsche Bank Tri-Party Repurchase Agreement dated 9-30-25 at 4.210% to be repurchased at $800,094 on 10-1-25, collateralized by $815,937 Government National Mortgage Association, 5.000% due 2-20-55 (valued at $816,001)	$800,000	$800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $886,694)		$886,696
Total Investments (Investment Quality Bond Trust) (Cost $258,837,741) – 116.6%		$247,358,036
Other assets and liabilities, net – (16.6%)		(35,278,786)
TOTAL NET ASSETS – 100.0%		$212,079,250
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
ICE	Intercontinental Exchange
Investment Quality Bond Trust (continued)
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $55,326,973 or 26.1% of the fund's net assets as of 9-30-25.
(D)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $84,861.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 9-30-25.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	73	Long	Dec 2025	$5,483,829	$5,475,349	$(8,480)
10-Year Canada Government Bond Futures	67	Long	Dec 2025	5,764,719	5,895,541	130,822
U.K. Long Gilt Bond Futures	18	Long	Dec 2025	2,196,008	2,199,072	3,064
Ultra U.S. Treasury Bond Futures	6	Long	Dec 2025	701,822	720,375	18,553
10-Year U.S. Treasury Note Futures	78	Short	Dec 2025	(8,761,842)	(8,775,000)	(13,158)
2-Year U.S. Treasury Note Futures	37	Short	Dec 2025	(7,718,648)	(7,710,742)	7,906
5-Year U.S. Treasury Note Futures	54	Short	Dec 2025	(5,900,895)	(5,896,547)	4,348
Euro SCHATZ Futures	49	Short	Dec 2025	(6,159,237)	(6,154,397)	4,840
Euro-BTP Italian Government Bond Futures	10	Short	Dec 2025	(1,392,260)	(1,406,982)	(14,722)
Euro-Buxl Futures	12	Short	Dec 2025	(1,578,535)	(1,612,864)	(34,329)
Euro-OAT Futures	19	Short	Dec 2025	(2,677,911)	(2,706,950)	(29,039)
German Euro BUND Futures	35	Short	Dec 2025	(5,288,929)	(5,283,169)	5,760
U.S. Treasury Long Bond Futures	9	Short	Dec 2025	(1,051,487)	(1,049,344)	2,143
Ultra 10-Year U.S. Treasury Note Futures	16	Short	Dec 2025	(1,821,227)	(1,841,250)	(20,023)
						$57,685

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	2,762,119	EUR	2,345,000	DB	12/17/2025	—	$(3,102)
						—	$(3,102)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	1,187,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2041	$(5,385)	$369,620	$364,235
119

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	3,940,000	USD	Fixed 4.160%	USD Compounded SOFR	Annual	Annual	Mar 2045	$(7,668)	$(97,266)	$(104,934)
Centrally cleared	1,320,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2051	(7,218)	556,339	549,121
Centrally cleared	380,000	USD	Fixed 2.880%	USD Compounded SOFR	Annual	Annual	Mar 2053	4,099	67,495	71,594
Centrally cleared	1,105,000	USD	Fixed 2.970%	USD Compounded SOFR	Annual	Annual	Mar 2053	615	190,287	190,902
Centrally cleared	370,000	USD	Fixed 3.250%	USD Compounded SOFR	Annual	Annual	Jun 2053	(3,750)	48,677	44,927
								$(19,307)	$1,135,152	$1,115,845
Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
DB	Deutsche Bank AG
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.7%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	24,543,092	$510,005,445
Fixed income - 49.3%
Select Bond, Series NAV, JHVIT (MIM US) (B)	40,499,045	496,518,291
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $962,248,677)		$1,006,523,736
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.0668% (C)(D)	2	22
TOTAL SHORT-TERM INVESTMENTS (Cost $22)		$22
Total Investments (Lifestyle Balanced Portfolio) (Cost $962,248,699) - 100.0%		$1,006,523,758
Other assets and liabilities, net - (0.0%)		(38,757)
TOTAL NET ASSETS - 100.0%		$1,006,485,001
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.1%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,452,746	$30,188,068
Lifestyle Conservative Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Fixed income - 79.9%
Select Bond, Series NAV, JHVIT (MIM US) (B)	9,797,479	$120,117,088
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $154,849,248)		$150,305,156
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.0668% (C)(D)	10	99
TOTAL SHORT-TERM INVESTMENTS (Cost $99)		$99
Total Investments (Lifestyle Conservative Portfolio) (Cost $154,849,347) - 100.0%		$150,305,255
Other assets and liabilities, net - (0.0%)		(41,262)
TOTAL NET ASSETS - 100.0%		$150,263,993
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 71.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	180,091,313	$3,741,785,288
Fixed income - 28.5%
Select Bond, Series NAV, JHVIT (MIM US) (B)	121,902,430	1,494,523,794
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,803,110,001)		$5,236,309,082

120

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Lifestyle Growth Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.0668% (C)(D)	8	$76
TOTAL SHORT-TERM INVESTMENTS (Cost $76)		$76
Total Investments (Lifestyle Growth Portfolio) (Cost $4,803,110,077) - 100.0%		$5,236,309,158
Other assets and liabilities, net - (0.0%)		(30,265)
TOTAL NET ASSETS - 100.0%		$5,236,278,893
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 40.2%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	5,271,065	$109,532,738
Fixed income - 59.8%
Select Bond, Series NAV, JHVIT (MIM US) (B)	13,308,442	163,161,500
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $269,252,538)		$272,694,238
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.0668% (C)(D)	7	65
TOTAL SHORT-TERM INVESTMENTS (Cost $65)		$65
Total Investments (Lifestyle Moderate Portfolio) (Cost $269,252,603) - 100.0%		$272,694,303
Other assets and liabilities, net - (0.0%)		(40,503)
TOTAL NET ASSETS - 100.0%		$272,653,800
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.3%
Equity - 49.8%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	3,337,193	$131,385,296
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Disciplined Value, Class NAV, JHF III (Boston Partners)	7,180,150	$185,463,280
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	9,702,771	108,865,085
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,533,858	274,156,698
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	2,958,436	35,708,324
Mid Value, Series NAV, JHVIT (T. Rowe Price)	4,568,288	51,164,822
Multifactor Developed International ETF, JHETF (DFA)	2,202,551	88,057,989
Multifactor Emerging Markets ETF, JHETF (DFA)	1,588,191	50,274,186
Multifactor Mid Cap ETF, JHETF (DFA)	996,586	64,469,148
Multifactor Small Cap ETF, JHETF (DFA)	1,362,241	57,009,786
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	3,216,514	56,835,804
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	41,723,892	867,022,474
		1,970,412,892
Fixed income - 48.5%
Bond, Class NAV, JHSB (MIM US) (B)	35,753,734	491,256,311
Core Bond, Series NAV, JHVIT (Allspring Investments)	14,642,285	170,875,465
Select Bond, Series NAV, JHVIT (MIM US) (B)	102,259,332	1,253,699,414
		1,915,831,190
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,652,277,985)		$3,886,244,082
SHORT-TERM INVESTMENTS - 1.0%
Short-term funds - 1.0%
John Hancock Collateral Trust, 4.0668% (D)(E)	3,904,457	39,057,848
TOTAL SHORT-TERM INVESTMENTS (Cost $39,055,332)		$39,057,848
Total Investments (Managed Volatility Balanced Portfolio) (Cost $3,691,333,317) - 99.3%		$3,925,301,930
Other assets and liabilities, net - 0.7%		29,462,335
TOTAL NET ASSETS - 100.0%		$3,954,764,265
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 9-30-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

121

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	111	Long	Dec 2025	$16,247,242	$16,361,400	$114,158
Euro STOXX 50 Index Futures	258	Long	Dec 2025	16,468,464	16,783,970	315,506
FTSE 100 Index Futures	45	Long	Dec 2025	5,648,434	5,693,464	45,030
Japanese Yen Currency Futures	94	Long	Dec 2025	7,984,378	8,006,450	22,072
MSCI Emerging Markets Index Futures	309	Long	Dec 2025	20,761,946	21,007,365	245,419
Nikkei 225 Mini Index Futures	27	Long	Dec 2025	7,779,841	8,188,457	408,616
Pound Sterling Currency Futures	64	Long	Dec 2025	5,374,497	5,380,400	5,903
Russell 2000 E-Mini Index Futures	65	Long	Dec 2025	7,852,767	7,980,375	127,608
S&P 500 E-Mini Index Futures	357	Long	Dec 2025	118,625,170	120,286,610	1,661,440
S&P Mid 400 E-Mini Index Futures	53	Long	Dec 2025	17,535,766	17,416,860	(118,906)
						$2,826,846

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.9%
Equity - 20.0%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	193,017	$7,599,069
Disciplined Value, Class NAV, JHF III (Boston Partners)	475,306	12,277,149
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	384,159	4,310,260
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	184,821	14,338,395
Multifactor Emerging Markets ETF, JHETF (DFA)	62,665	1,983,661
Multifactor Mid Cap ETF, JHETF (DFA)	103,839	6,717,345
Multifactor Small Cap ETF, JHETF (DFA)	63,295	2,648,896
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	150,045	2,651,301
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	2,111,709	43,881,303
		96,407,379
Fixed income - 78.9%
Bond, Class NAV, JHSB (MIM US) (B)	7,106,293	97,640,461
Core Bond, Series NAV, JHVIT (Allspring Investments)	2,900,470	33,848,488
Select Bond, Series NAV, JHVIT (MIM US) (B)	20,288,437	248,736,239
		380,225,188
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $491,409,403)		$476,632,567
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 4.0668% (C)(D)	340,249	$3,403,650
TOTAL SHORT-TERM INVESTMENTS (Cost $3,403,408)		$3,403,650
Total Investments (Managed Volatility Conservative Portfolio) (Cost $494,812,811) - 99.6%		$480,036,217
Other assets and liabilities, net - 0.4%		1,710,465
TOTAL NET ASSETS - 100.0%		$481,746,682
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	4	Long	Dec 2025	$585,486	$589,600	$4,114
Euro STOXX 50 Index Futures	10	Long	Dec 2025	638,362	650,541	12,179
FTSE 100 Index Futures	1	Long	Dec 2025	125,520	126,521	1,001
Japanese Yen Currency Futures	3	Long	Dec 2025	254,821	255,525	704
MSCI Emerging Markets Index Futures	11	Long	Dec 2025	739,855	747,835	7,980
Pound Sterling Currency Futures	2	Long	Dec 2025	167,954	168,138	184
Russell 2000 E-Mini Index Futures	2	Long	Dec 2025	241,624	245,550	3,926
122

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	18	Long	Dec 2025	5,988,188	6,064,873	$76,685
S&P Mid 400 E-Mini Index Futures	3	Long	Dec 2025	992,819	985,860	(6,959)
						$99,814

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.3%
Equity - 69.3%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	5,406,443	$212,851,674
Disciplined Value, Class NAV, JHF III (Boston Partners)	11,562,377	298,656,193
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	20,240,297	227,096,128
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	5,748,384	445,959,613
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	7,059,632	85,209,758
Mid Value, Series NAV, JHVIT (T. Rowe Price)	9,874,290	110,592,051
Multifactor Developed International ETF, JHETF (DFA)	6,062,373	242,373,673
Multifactor Emerging Markets ETF, JHETF (DFA)	3,318,949	105,061,331
Multifactor Mid Cap ETF, JHETF (DFA)	1,828,510	118,286,312
Multifactor Small Cap ETF, JHETF (DFA)	2,604,776	109,009,876
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	6,150,027	108,670,968
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	77,827,168	1,617,248,547
		3,681,016,124
Fixed income - 28.0%
Bond, Class NAV, JHSB (MIM US) (B)	27,617,811	379,468,716
Core Bond, Series NAV, JHVIT (Allspring Investments)	11,340,264	132,340,880
Select Bond, Series NAV, JHVIT (MIM US) (B)	79,425,804	973,760,362
		1,485,569,958
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,550,625,097)		$5,166,586,082
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.1%
Short-term funds - 1.1%
John Hancock Collateral Trust, 4.0668% (D)(E)	6,186,414	$61,885,172
TOTAL SHORT-TERM INVESTMENTS (Cost $61,882,517)		$61,885,172
Total Investments (Managed Volatility Growth Portfolio) (Cost $4,612,507,614) - 98.4%		$5,228,471,254
Other assets and liabilities, net - 1.6%		82,461,331
TOTAL NET ASSETS - 100.0%		$5,310,932,585
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 9-30-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	251	Long	Dec 2025	$36,739,258	$36,997,400	$258,142
Euro STOXX 50 Index Futures	581	Long	Dec 2025	37,085,959	37,796,460	710,501
FTSE 100 Index Futures	99	Long	Dec 2025	12,426,555	12,525,620	99,065
Japanese Yen Currency Futures	230	Long	Dec 2025	19,539,976	19,590,250	50,274
MSCI Emerging Markets Index Futures	714	Long	Dec 2025	47,974,205	48,541,290	567,085
Nikkei 225 Mini Index Futures	64	Long	Dec 2025	18,441,105	19,409,676	968,571
Pound Sterling Currency Futures	147	Long	Dec 2025	12,344,547	12,358,106	13,559
Russell 2000 E-Mini Index Futures	136	Long	Dec 2025	16,430,406	16,697,400	266,994
S&P 500 E-Mini Index Futures	695	Long	Dec 2025	230,936,954	234,171,508	3,234,554
123

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	109	Long	Dec 2025	$36,064,122	$35,819,580	$(244,542)
						$5,924,203

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.7%
Equity - 40.0%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	743,609	$29,275,867
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,679,924	43,392,426
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,801,510	20,212,944
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	797,466	61,867,398
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	750,739	9,061,417
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,061,481	11,888,593
Multifactor Developed International ETF, JHETF (DFA)	239,139	9,560,777
Multifactor Emerging Markets ETF, JHETF (DFA)	294,780	9,331,261
Multifactor Mid Cap ETF, JHETF (DFA)	116,682	7,548,159
Multifactor Small Cap ETF, JHETF (DFA)	229,915	9,621,943
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	542,869	9,592,499
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	8,761,714	182,068,415
		403,421,699
Fixed income - 58.7%
Bond, Class NAV, JHSB (MIM US) (B)	11,029,978	151,551,899
Core Bond, Series NAV, JHVIT (Allspring Investments)	4,517,352	52,717,494
Select Bond, Series NAV, JHVIT (MIM US) (B)	31,564,582	386,981,781
		591,251,174
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $972,177,992)		$994,672,873
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 4.0668% (D)(E)	756,395	$7,566,519
TOTAL SHORT-TERM INVESTMENTS (Cost $7,566,031)		$7,566,519
Total Investments (Managed Volatility Moderate Portfolio) (Cost $979,744,023) - 99.5%		$1,002,239,392
Other assets and liabilities, net - 0.5%		5,402,831
TOTAL NET ASSETS - 100.0%		$1,007,642,223
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 9-30-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	20	Long	Dec 2025	$2,927,431	$2,948,000	$20,569
Euro STOXX 50 Index Futures	46	Long	Dec 2025	2,936,238	2,992,491	56,253
FTSE 100 Index Futures	8	Long	Dec 2025	1,004,166	1,012,171	8,005
Japanese Yen Currency Futures	16	Long	Dec 2025	1,359,043	1,362,800	3,757
MSCI Emerging Markets Index Futures	54	Long	Dec 2025	3,628,301	3,671,190	42,889
Nikkei 225 Mini Index Futures	4	Long	Dec 2025	1,152,569	1,213,105	60,536
Pound Sterling Currency Futures	11	Long	Dec 2025	923,741	924,756	1,015
Russell 2000 E-Mini Index Futures	12	Long	Dec 2025	1,449,742	1,473,300	23,558
S&P 500 E-Mini Index Futures	74	Long	Dec 2025	24,588,971	24,933,370	344,399
S&P Mid 400 E-Mini Index Futures	9	Long	Dec 2025	2,977,772	2,957,580	(20,192)
						$540,789
124

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)
FUTURES (continued)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Cap Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.5%
Communication services – 10.7%
Entertainment – 8.9%
Liberty Media Corp.-Liberty Formula One, Series C (A)	192,250	$20,080,513
Live Nation Entertainment, Inc. (A)	96,642	15,791,303
ROBLOX Corp., Class A (A)	152,027	21,058,784
		56,930,600
Interactive media and services – 1.8%
Reddit, Inc., Class A (A)	51,697	11,889,793
		68,820,393
Consumer discretionary – 20.2%
Broadline retail – 1.2%
Ollie's Bargain Outlet Holdings, Inc. (A)	58,972	7,572,005
Hotels, restaurants and leisure – 12.3%
Carnival Corp. (A)	346,592	10,019,975
Cava Group, Inc. (A)	42,459	2,564,948
DraftKings, Inc., Class A (A)	416,426	15,574,332
Flutter Entertainment PLC (A)	31,134	7,908,036
Hilton Worldwide Holdings, Inc.	12,271	3,183,588
Life Time Group Holdings, Inc. (A)	315,904	8,718,950
Marriott International, Inc., Class A	53,128	13,836,656
Royal Caribbean Cruises, Ltd.	53,681	17,370,098
		79,176,583
Specialty retail – 4.1%
Chewy, Inc., Class A (A)	310,761	12,570,282
Dick's Sporting Goods, Inc.	29,418	6,537,268
Five Below, Inc. (A)	44,793	6,929,477
		26,037,027
Textiles, apparel and luxury goods – 2.6%
On Holding AG, Class A (A)	304,381	12,890,535
Tapestry, Inc.	36,449	4,126,756
		17,017,291
		129,802,906
Consumer staples – 1.0%
Consumer staples distribution and retail – 1.0%
U.S. Foods Holding Corp. (A)	82,523	6,322,912
Energy – 3.3%
Oil, gas and consumable fuels – 3.3%
Cameco Corp.	27,497	2,305,898
Coterra Energy, Inc.	121,697	2,878,134
Diamondback Energy, Inc.	22,690	3,246,939
Targa Resources Corp.	77,610	13,002,779
		21,433,750
Financials – 7.4%
Capital markets – 7.4%
Evercore, Inc., Class A	32,457	10,948,395
Interactive Brokers Group, Inc., Class A	210,230	14,465,926
KKR & Company, Inc.	68,913	8,955,244
Tradeweb Markets, Inc., Class A	117,946	13,089,647
		47,459,212
Financial services – 0.0%
Klarna Group PLC (A)(B)	6,700	245,555
		47,704,767
Health care – 11.5%
Biotechnology – 6.7%
Argenx SE, ADR (A)	9,089	6,703,683
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Exact Sciences Corp. (A)	208,437	$11,403,588
Ionis Pharmaceuticals, Inc. (A)	50,690	3,316,140
Natera, Inc. (A)	106,507	17,144,432
United Therapeutics Corp. (A)	11,064	4,638,139
		43,205,982
Health care equipment and supplies – 0.8%
Glaukos Corp. (A)	64,850	5,288,518
Health care providers and services – 1.6%
The Ensign Group, Inc.	57,770	9,980,923
Health care technology – 2.3%
Veeva Systems, Inc., Class A (A)	48,487	14,444,762
Pharmaceuticals – 0.1%
Structure Therapeutics, Inc., ADR (A)	30,756	861,168
		73,781,353
Industrials – 16.2%
Aerospace and defense – 5.7%
Axon Enterprise, Inc. (A)	16,046	11,515,251
Howmet Aerospace, Inc.	101,004	19,820,015
Kratos Defense & Security Solutions, Inc. (A)	58,539	5,348,708
		36,683,974
Air freight and logistics – 1.4%
CH Robinson Worldwide, Inc.	67,423	8,926,805
Commercial services and supplies – 1.4%
Clean Harbors, Inc. (A)	39,587	9,192,893
Construction and engineering – 2.1%
Quanta Services, Inc.	32,120	13,311,170
Electrical equipment – 3.0%
Vertiv Holdings Company, Class A	128,194	19,339,347
Professional services – 1.0%
Paycom Software, Inc.	32,482	6,760,803
Trading companies and distributors – 1.6%
FTAI Aviation, Ltd.	59,899	9,994,747
		104,209,739
Information technology – 22.6%
Electronic equipment, instruments and components – 8.9%
Celestica, Inc. (A)	79,232	19,521,180
Cognex Corp.	182,688	8,275,766
Corning, Inc.	82,198	6,742,702
Flex, Ltd. (A)	230,604	13,368,114
Trimble, Inc. (A)	114,583	9,355,702
		57,263,464
IT services – 4.4%
Cloudflare, Inc., Class A (A)	94,541	20,287,553
Snowflake, Inc. (A)	36,504	8,233,477
		28,521,030
Software – 9.3%
AppLovin Corp., Class A (A)	13,504	9,703,164
Clearwater Analytics Holdings, Inc., Class A (A)	48,570	875,231
DocuSign, Inc. (A)	180,068	12,981,102
Figma, Inc., Class A (A)(B)	91,306	4,736,042
Guidewire Software, Inc. (A)	35,200	8,091,072
HubSpot, Inc. (A)	17,067	7,983,943
Samsara, Inc., Class A (A)	237,628	8,851,643
ServiceTitan, Inc., Class A (A)	58,808	5,929,611

125

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Via Transportation, Inc., Class A (A)(B)	12,200	$586,576
		59,738,384
		145,522,878
Real estate – 1.4%
Real estate management and development – 1.4%
Zillow Group, Inc., Class C (A)	112,679	8,681,917
Utilities – 3.2%
Electric utilities – 2.4%
NRG Energy, Inc.	93,005	15,062,160
Gas utilities – 0.8%
Atmos Energy Corp.	30,938	5,282,664
		20,344,824
TOTAL COMMON STOCKS (Cost $521,978,685)		$626,625,439
PREFERRED SECURITIES – 0.4%
Information technology – 0.4%
Software – 0.4%
Essence Group Holdings Corp. (A)(C)(D)	1,663,188	1,380,446
Lookout, Inc., Series F (A)(C)(D)	211,003	1,162,627
		2,543,073
TOTAL PREFERRED SECURITIES (Cost $5,070,285)		$2,543,073
SHORT-TERM INVESTMENTS – 1.7%
Short-term funds – 0.9%
John Hancock Collateral Trust, 4.0668% (E)(F)	574,066	5,742,617
Repurchase agreement – 0.8%
Deutsche Bank Tri-Party Repurchase Agreement dated 9-30-25 at 4.210% to be repurchased at $5,400,632 on 10-1-25, collateralized by $5,512,400 U.S. Treasury Bills, 0.000% due 10-7-25 (valued at $5,508,089)	$5,400,000	5,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,142,811)		$11,142,617
Total Investments (Mid Cap Growth Trust) (Cost $538,191,781) – 99.6%		$640,311,129
Other assets and liabilities, net – 0.4%		2,249,407
TOTAL NET ASSETS – 100.0%		$642,560,536
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $5,625,189.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 9-30-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.7%
Communication services – 1.4%
Diversified telecommunication services – 0.3%
Frontier Communications Parent, Inc. (A)	92,758	$3,464,511
Iridium Communications, Inc.	39,322	686,562
		4,151,073
Entertainment – 0.2%
Warner Music Group Corp., Class A	54,061	1,841,318
Interactive media and services – 0.1%
ZoomInfo Technologies, Inc. (A)	103,905	1,133,604
Media – 0.8%
EchoStar Corp., Class A (A)	49,833	3,805,248
Nexstar Media Group, Inc.	10,560	2,088,134
The New York Times Company, Class A	60,046	3,446,640
		9,340,022
		16,466,017
Consumer discretionary – 11.9%
Automobile components – 0.8%
Autoliv, Inc.	26,185	3,233,848
Gentex Corp.	81,336	2,301,809
Lear Corp.	19,717	1,983,727
The Goodyear Tire & Rubber Company (A)	106,000	792,880
Visteon Corp.	10,108	1,211,545
		9,523,809
Automobiles – 0.3%
Harley-Davidson, Inc.	45,044	1,256,728
Thor Industries, Inc.	19,716	2,044,352
		3,301,080
Broadline retail – 0.4%
Macy's, Inc.	100,624	1,804,188
Ollie's Bargain Outlet Holdings, Inc. (A)	22,731	2,918,660
		4,722,848
Diversified consumer services – 1.3%
Duolingo, Inc. (A)	14,710	4,734,266
Graham Holdings Company, Class B	1,258	1,481,056
Grand Canyon Education, Inc. (A)	10,280	2,256,666
H&R Block, Inc.	49,612	2,508,879
Service Corp. International	51,969	4,324,860
		15,305,727
Hotels, restaurants and leisure – 2.8%
Aramark	97,405	3,740,352
Boyd Gaming Corp.	21,988	1,900,863
Cava Group, Inc. (A)	36,953	2,232,331
Choice Hotels International, Inc. (B)	7,659	818,824
Churchill Downs, Inc.	24,686	2,394,789
Hilton Grand Vacations, Inc. (A)	22,857	955,651
Hyatt Hotels Corp., Class A	15,689	2,226,740
Light & Wonder, Inc. (A)	31,108	2,611,206
Marriott Vacations Worldwide Corp.	10,258	682,772
Planet Fitness, Inc., Class A (A)	31,097	3,227,869
Texas Roadhouse, Inc.	24,625	4,091,444
Travel + Leisure Company	24,057	1,431,151
Vail Resorts, Inc.	13,767	2,059,130
Wingstop, Inc.	10,348	2,604,385
Wyndham Hotels & Resorts, Inc.	28,295	2,260,771
		33,238,278
Household durables – 1.8%
KB Home	25,218	1,604,874
Somnigroup International, Inc.	77,778	6,559,019
Taylor Morrison Home Corp. (A)	36,629	2,417,880
Toll Brothers, Inc.	36,383	5,025,948
TopBuild Corp. (A)	10,368	4,052,436

126

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Whirlpool Corp. (B)	20,713	$1,628,042
		21,288,199
Leisure products – 0.5%
Brunswick Corp.	24,210	1,531,040
Mattel, Inc. (A)	119,397	2,009,452
Polaris, Inc.	19,794	1,150,625
YETI Holdings, Inc. (A)	30,099	998,685
		5,689,802
Specialty retail – 3.5%
Abercrombie & Fitch Company, Class A (A)	17,655	1,510,385
AutoNation, Inc. (A)	10,480	2,292,710
Bath & Body Works, Inc.	78,417	2,020,022
Burlington Stores, Inc. (A)	23,090	5,876,405
Chewy, Inc., Class A (A)	82,600	3,341,170
Dick's Sporting Goods, Inc.	24,775	5,505,501
Five Below, Inc. (A)	20,403	3,156,344
Floor & Decor Holdings, Inc., Class A (A)	39,907	2,941,146
GameStop Corp., Class A (A)	152,507	4,160,391
Lithia Motors, Inc.	9,500	3,002,000
Murphy USA, Inc.	6,506	2,526,020
Penske Automotive Group, Inc.	6,853	1,191,805
RH (A)	5,692	1,156,387
The Gap, Inc.	84,331	1,803,840
Valvoline, Inc. (A)	47,105	1,691,541
		42,175,667
Textiles, apparel and luxury goods – 0.5%
Capri Holdings, Ltd. (A)	44,115	878,771
Columbia Sportswear Company	9,539	498,890
Crocs, Inc. (A)	20,239	1,690,968
PVH Corp.	17,814	1,492,279
Under Armour, Inc., Class A (A)(B)	69,976	349,180
Under Armour, Inc., Class C (A)	44,937	217,046
VF Corp.	121,590	1,754,544
		6,881,678
		142,127,088
Consumer staples – 4.6%
Beverages – 0.6%
Celsius Holdings, Inc. (A)	59,264	3,407,087
Coca-Cola Consolidated, Inc.	22,210	2,602,124
The Boston Beer Company, Inc., Class A (A)	2,931	619,672
		6,628,883
Consumer staples distribution and retail – 2.8%
Albertsons Companies, Inc., Class A	149,372	2,615,504
BJ's Wholesale Club Holdings, Inc. (A)	48,934	4,563,096
Casey's General Stores, Inc.	13,778	7,788,979
Maplebear, Inc. (A)	68,335	2,511,995
Performance Food Group Company (A)	58,001	6,034,424
Sprouts Farmers Market, Inc. (A)	36,214	3,940,083
U.S. Foods Holding Corp. (A)	83,442	6,393,326
		33,847,407
Food products – 0.8%
Darling Ingredients, Inc. (A)	58,619	1,809,569
Flowers Foods, Inc.	78,240	1,021,032
Ingredion, Inc.	23,784	2,904,264
Pilgrim's Pride Corp.	15,845	645,208
Post Holdings, Inc. (A)	17,714	1,903,901
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
The Marzetti Company	7,560	$1,306,292
		9,590,266
Personal care products – 0.4%
BellRing Brands, Inc. (A)	46,684	1,696,963
Coty, Inc., Class A (A)	135,766	548,495
e.l.f. Beauty, Inc. (A)	21,981	2,912,043
		5,157,501
		55,224,057
Energy – 3.8%
Energy equipment and services – 0.9%
NOV, Inc.	137,616	1,823,412
TechnipFMC PLC	152,309	6,008,590
Valaris, Ltd. (A)	24,542	1,196,913
Weatherford International PLC	26,620	1,821,607
		10,850,522
Oil, gas and consumable fuels – 2.9%
Antero Midstream Corp.	124,122	2,412,932
Antero Resources Corp. (A)	108,756	3,649,851
Chord Energy Corp.	21,218	2,108,433
Civitas Resources, Inc.	30,903	1,004,348
CNX Resources Corp. (A)	52,405	1,683,249
DT Midstream, Inc.	37,647	4,256,370
HF Sinclair Corp.	58,927	3,084,239
Matador Resources Company	43,365	1,948,389
Murphy Oil Corp.	49,719	1,412,517
Ovintiv, Inc.	95,250	3,846,195
PBF Energy, Inc., Class A	30,441	918,405
Permian Resources Corp.	243,054	3,111,091
Range Resources Corp.	88,266	3,322,332
Viper Energy, Inc., Class A	62,522	2,389,591
		35,147,942
		45,998,464
Financials – 16.4%
Banks – 6.4%
Associated Banc-Corp.	60,543	1,556,561
Bank OZK	39,229	1,999,894
Cadence Bank	69,040	2,591,762
Columbia Banking System, Inc.	110,815	2,852,378
Comerica, Inc.	47,627	3,263,402
Commerce Bancshares, Inc.	45,987	2,748,183
Cullen/Frost Bankers, Inc.	23,837	3,021,816
East West Bancorp, Inc.	51,073	5,436,721
First Financial Bankshares, Inc.	48,257	1,623,848
First Horizon Corp.	188,154	4,254,162
Flagstar Financial, Inc.	110,878	1,280,641
FNB Corp.	133,091	2,144,096
Glacier Bancorp, Inc.	43,931	2,138,122
Hancock Whitney Corp.	31,409	1,966,517
Home BancShares, Inc.	67,918	1,922,079
International Bancshares Corp.	20,039	1,377,681
Old National Bancorp	129,236	2,836,730
Pinnacle Financial Partners, Inc.	28,496	2,672,640
Prosperity Bancshares, Inc.	35,204	2,335,785
SouthState Bank Corp.	37,505	3,708,119
Synovus Financial Corp.	51,436	2,524,479
Texas Capital Bancshares, Inc. (A)	16,955	1,433,206
UMB Financial Corp.	26,448	3,130,121
United Bankshares, Inc.	52,368	1,948,613
Valley National Bancorp	178,375	1,890,775
Webster Financial Corp.	61,584	3,660,553
Western Alliance Bancorp	38,361	3,326,666
Wintrust Financial Corp.	24,810	3,285,836

127

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Zions Bancorp NA	54,704	$3,095,152
		76,026,538
Capital markets – 3.0%
Affiliated Managers Group, Inc.	10,529	2,510,429
Evercore, Inc., Class A	14,303	4,824,688
Federated Hermes, Inc.	27,390	1,422,363
Hamilton Lane, Inc., Class A	14,991	2,020,637
Houlihan Lokey, Inc.	20,147	4,136,582
Janus Henderson Group PLC	46,241	2,058,187
Jefferies Financial Group, Inc.	61,153	4,000,629
Morningstar, Inc.	9,065	2,103,171
SEI Investments Company	34,817	2,954,222
Stifel Financial Corp.	37,862	4,296,201
The Carlyle Group, Inc.	96,506	6,050,926
		36,378,035
Consumer finance – 0.7%
Ally Financial, Inc.	103,798	4,068,882
FirstCash Holdings, Inc.	14,467	2,291,862
SLM Corp.	77,257	2,138,474
		8,499,218
Financial services – 1.6%
Equitable Holdings, Inc.	110,999	5,636,529
Essent Group, Ltd.	36,514	2,320,830
Euronet Worldwide, Inc. (A)	14,280	1,253,927
MGIC Investment Corp.	85,427	2,423,564
Shift4 Payments, Inc., Class A (A)(B)	24,936	1,930,046
The Western Union Company	119,680	956,243
Voya Financial, Inc.	35,730	2,672,604
WEX, Inc. (A)	12,697	2,000,158
		19,193,901
Insurance – 4.1%
American Financial Group, Inc.	25,650	3,737,718
Brighthouse Financial, Inc. (A)	21,179	1,124,181
CNO Financial Group, Inc.	35,920	1,420,636
Fidelity National Financial, Inc.	94,650	5,725,379
First American Financial Corp.	37,724	2,423,390
Kemper Corp.	23,251	1,198,589
Kinsale Capital Group, Inc.	8,203	3,488,408
Old Republic International Corp.	84,709	3,597,591
Primerica, Inc.	12,003	3,331,913
Reinsurance Group of America, Inc.	24,493	4,705,840
RenaissanceRe Holdings, Ltd.	17,441	4,428,793
RLI Corp.	34,029	2,219,371
Ryan Specialty Holdings, Inc.	41,754	2,353,255
Selective Insurance Group, Inc.	22,549	1,828,047
The Hanover Insurance Group, Inc.	13,256	2,407,687
Unum Group	58,064	4,516,218
		48,507,016
Mortgage real estate investment trusts – 0.6%
Annaly Capital Management, Inc.	237,931	4,808,586
Starwood Property Trust, Inc.	127,887	2,477,171
		7,285,757
		195,890,465
Health care – 8.4%
Biotechnology – 2.4%
BioMarin Pharmaceutical, Inc. (A)	71,155	3,853,755
Cytokinetics, Inc. (A)	44,341	2,436,981
Exelixis, Inc. (A)	99,758	4,120,005
Halozyme Therapeutics, Inc. (A)	43,344	3,178,849
Neurocrine Biosciences, Inc. (A)	36,754	5,159,527
Roivant Sciences, Ltd. (A)	159,426	2,412,115
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
United Therapeutics Corp. (A)	16,759	$7,025,540
		28,186,772
Health care equipment and supplies – 1.2%
Dentsply Sirona, Inc.	73,923	938,083
Envista Holdings Corp. (A)	61,582	1,254,425
Globus Medical, Inc., Class A (A)	41,736	2,390,221
Haemonetics Corp. (A)	17,853	870,155
Lantheus Holdings, Inc. (A)	25,197	1,292,354
LivaNova PLC (A)	20,233	1,059,805
Masimo Corp. (A)	17,111	2,524,728
Penumbra, Inc. (A)	14,452	3,660,981
		13,990,752
Health care providers and services – 2.2%
Chemed Corp.	5,400	2,417,796
Encompass Health Corp.	37,325	4,741,022
HealthEquity, Inc. (A)	32,045	3,036,905
Hims & Hers Health, Inc. (A)(B)	76,619	4,345,830
Option Care Health, Inc. (A)	60,142	1,669,542
Tenet Healthcare Corp. (A)	32,740	6,647,530
The Ensign Group, Inc.	21,230	3,667,907
		26,526,532
Health care technology – 0.3%
Doximity, Inc., Class A (A)	50,546	3,697,440
Life sciences tools and services – 1.6%
Avantor, Inc. (A)	252,630	3,152,822
Bio-Rad Laboratories, Inc., Class A (A)	6,764	1,896,558
Bruker Corp.	41,042	1,333,455
Illumina, Inc. (A)	56,956	5,409,111
Medpace Holdings, Inc. (A)	8,224	4,228,452
Repligen Corp. (A)	19,597	2,619,531
Sotera Health Company (A)	65,260	1,026,540
		19,666,469
Pharmaceuticals – 0.7%
Elanco Animal Health, Inc. (A)	184,104	3,707,855
Jazz Pharmaceuticals PLC (A)	22,478	2,962,600
Perrigo Company PLC	50,984	1,135,414
		7,805,869
		99,873,834
Industrials – 22.3%
Aerospace and defense – 2.9%
AeroVironment, Inc. (A)	11,790	3,712,553
ATI, Inc. (A)	51,076	4,154,522
BWX Technologies, Inc.	33,870	6,244,612
Curtiss-Wright Corp.	13,962	7,580,528
Hexcel Corp.	29,483	1,848,584
Kratos Defense & Security Solutions, Inc. (A)	62,550	5,715,194
Woodward, Inc.	22,221	5,615,469
		34,871,462
Air freight and logistics – 0.2%
GXO Logistics, Inc. (A)	42,420	2,243,594
Building products – 2.1%
AAON, Inc.	25,077	2,343,195
Advanced Drainage Systems, Inc.	26,508	3,676,660
Carlisle Companies, Inc.	15,805	5,199,213
Fortune Brands Innovations, Inc.	44,483	2,374,947
Owens Corning	30,990	4,383,845
Simpson Manufacturing Company, Inc.	15,422	2,582,568
Trex Company, Inc. (A)	39,737	2,053,211

128

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
UFP Industries, Inc.	21,703	$2,029,013
		24,642,652
Commercial services and supplies – 1.6%
Clean Harbors, Inc. (A)	18,682	4,338,334
MSA Safety, Inc.	13,635	2,346,174
RB Global, Inc.	68,777	7,452,676
Tetra Tech, Inc.	97,375	3,250,378
The Brink's Company	15,439	1,804,202
		19,191,764
Construction and engineering – 2.7%
AECOM	49,080	6,403,468
API Group Corp. (A)	137,162	4,714,258
Comfort Systems USA, Inc.	13,045	10,764,462
Fluor Corp. (A)	59,908	2,520,330
MasTec, Inc. (A)	22,718	4,834,618
Valmont Industries, Inc.	7,314	2,835,857
		32,072,993
Electrical equipment – 1.7%
Acuity, Inc.	11,245	3,872,666
EnerSys	13,884	1,568,337
NEXTracker, Inc., Class A (A)	54,831	4,056,946
nVent Electric PLC	59,642	5,883,087
Regal Rexnord Corp.	24,596	3,528,050
Sensata Technologies Holding PLC	53,969	1,648,753
		20,557,839
Ground transportation – 1.4%
Avis Budget Group, Inc. (A)(B)	6,260	1,005,200
Knight-Swift Transportation Holdings, Inc.	60,144	2,376,289
Landstar System, Inc.	12,842	1,573,916
Ryder System, Inc.	15,116	2,851,482
Saia, Inc. (A)	9,870	2,954,683
XPO, Inc. (A)	43,639	5,641,214
		16,402,784
Machinery – 4.9%
AGCO Corp.	22,951	2,457,364
Chart Industries, Inc. (A)	16,374	3,277,256
CNH Industrial NV	329,095	3,570,681
Crane Company	18,126	3,337,722
Donaldson Company, Inc.	43,179	3,534,201
Esab Corp.	21,144	2,362,631
Flowserve Corp.	48,464	2,575,377
Graco, Inc.	61,401	5,216,629
ITT, Inc.	28,904	5,166,879
Lincoln Electric Holdings, Inc.	20,450	4,822,724
Mueller Industries, Inc.	41,022	4,147,734
Oshkosh Corp.	23,716	3,075,965
RBC Bearings, Inc. (A)	11,647	4,545,708
Terex Corp.	24,309	1,247,052
The Middleby Corp. (A)	17,279	2,296,897
The Timken Company	23,485	1,765,602
The Toro Company	36,569	2,786,558
Watts Water Technologies, Inc., Class A	10,159	2,837,206
		59,024,186
Marine transportation – 0.2%
Kirby Corp. (A)	20,678	1,725,579
Passenger airlines – 0.4%
Alaska Air Group, Inc. (A)	42,730	2,127,099
American Airlines Group, Inc. (A)	244,511	2,748,304
		4,875,403
Professional services – 2.5%
CACI International, Inc., Class A (A)	8,150	4,065,057
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Concentrix Corp.	16,582	$765,259
ExlService Holdings, Inc. (A)	59,852	2,635,284
Exponent, Inc.	18,714	1,300,249
FTI Consulting, Inc. (A)	11,765	1,901,812
Genpact, Ltd.	60,058	2,515,830
Insperity, Inc.	13,263	652,540
KBR, Inc.	47,745	2,257,861
Maximus, Inc.	20,881	1,907,897
Parsons Corp. (A)	19,787	1,640,738
Paylocity Holding Corp. (A)	16,557	2,637,033
Science Applications International Corp.	17,370	1,726,057
TransUnion	72,186	6,047,743
		30,053,360
Trading companies and distributors – 1.7%
Applied Industrial Technologies, Inc.	14,113	3,684,199
Core & Main, Inc., Class A (A)	70,280	3,783,172
GATX Corp.	13,192	2,305,962
MSC Industrial Direct Company, Inc., Class A	16,918	1,558,825
Watsco, Inc.	12,934	5,229,216
WESCO International, Inc.	18,033	3,813,980
		20,375,354
		266,036,970
Information technology – 12.9%
Communications equipment – 1.0%
Ciena Corp. (A)	52,386	7,631,069
Lumentum Holdings, Inc. (A)	25,866	4,208,657
		11,839,726
Electronic equipment, instruments and components – 3.4%
Arrow Electronics, Inc. (A)	19,085	2,309,285
Avnet, Inc.	31,075	1,624,601
Belden, Inc.	14,682	1,765,804
Cognex Corp.	62,218	2,818,475
Coherent Corp. (A)	57,602	6,204,887
Crane NXT Company	18,299	1,227,314
Fabrinet (A)	13,278	4,841,424
Flex, Ltd. (A)	139,084	8,062,699
IPG Photonics Corp. (A)	9,387	743,357
Littelfuse, Inc.	9,183	2,378,489
Novanta, Inc. (A)	13,331	1,335,100
TD SYNNEX Corp.	28,421	4,653,939
Vontier Corp.	54,362	2,281,573
		40,246,947
IT services – 1.2%
ASGN, Inc. (A)	16,231	768,538
Kyndryl Holdings, Inc. (A)	85,655	2,572,220
Okta, Inc. (A)	61,945	5,680,357
Twilio, Inc., Class A (A)	56,858	5,690,917
		14,712,032
Semiconductors and semiconductor equipment – 2.7%
Allegro MicroSystems, Inc. (A)	45,942	1,341,506
Amkor Technology, Inc.	42,129	1,196,464
Cirrus Logic, Inc. (A)	19,022	2,383,266
Entegris, Inc.	56,178	5,194,218
Lattice Semiconductor Corp. (A)	50,729	3,719,450
MACOM Technology Solutions Holdings, Inc. (A)	23,733	2,954,521
MKS, Inc.	24,887	3,080,264
Onto Innovation, Inc. (A)	18,159	2,346,506
Power Integrations, Inc.	20,787	835,845
Rambus, Inc. (A)	39,871	4,154,558
Silicon Laboratories, Inc. (A)	12,160	1,594,541
Synaptics, Inc. (A)	14,284	976,169

129

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Universal Display Corp.	16,382	$2,352,947
		32,130,255
Software – 3.8%
Appfolio, Inc., Class A (A)	8,476	2,336,494
BILL Holdings, Inc. (A)	33,979	1,799,868
Blackbaud, Inc. (A)	13,786	886,578
CommVault Systems, Inc. (A)	16,476	3,110,339
DocuSign, Inc. (A)	74,878	5,397,955
Dolby Laboratories, Inc., Class A	22,673	1,640,845
Dropbox, Inc., Class A (A)	68,584	2,071,923
Dynatrace, Inc. (A)	111,728	5,413,222
Guidewire Software, Inc. (A)	31,200	7,171,632
Manhattan Associates, Inc. (A)	22,408	4,593,192
Nutanix, Inc., Class A (A)	99,341	7,389,977
Pegasystems, Inc.	34,234	1,968,455
Qualys, Inc. (A)	13,376	1,770,046
		45,550,526
Technology hardware, storage and peripherals – 0.8%
Pure Storage, Inc., Class A (A)	115,058	9,643,011
		154,122,497
Materials – 5.2%
Chemicals – 1.4%
Ashland, Inc.	16,937	811,452
Avient Corp.	33,922	1,117,730
Axalta Coating Systems, Ltd. (A)	80,255	2,296,898
Cabot Corp.	19,716	1,499,402
NewMarket Corp.	2,890	2,393,527
Olin Corp.	42,483	1,061,650
RPM International, Inc.	47,572	5,607,787
The Scotts Miracle-Gro Company	16,475	938,251
Westlake Corp.	12,356	952,153
		16,678,850
Construction materials – 0.3%
Eagle Materials, Inc.	12,025	2,802,306
Knife River Corp. (A)	20,998	1,614,116
		4,416,422
Containers and packaging – 1.1%
AptarGroup, Inc.	24,413	3,263,042
Crown Holdings, Inc.	42,632	4,117,825
Graphic Packaging Holding Company	109,780	2,148,395
Greif, Inc., Class A	9,683	578,656
Silgan Holdings, Inc.	32,908	1,415,373
Sonoco Products Company	36,549	1,574,896
		13,098,187
Metals and mining – 2.2%
Alcoa Corp.	95,946	3,155,664
Carpenter Technology Corp.	18,473	4,535,860
Cleveland-Cliffs, Inc. (A)	183,319	2,236,492
Commercial Metals Company	41,478	2,375,860
MP Materials Corp. (A)	49,876	3,345,183
Reliance, Inc.	19,490	5,473,377
Royal Gold, Inc.	24,395	4,893,149
		26,015,585
Paper and forest products – 0.2%
Louisiana-Pacific Corp.	23,484	2,086,319
		62,295,363
Real estate – 6.4%
Diversified REITs – 0.5%
WP Carey, Inc.	81,151	5,483,373
Health care REITs – 0.7%
Healthcare Realty Trust, Inc.	130,294	2,349,201
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care REITs (continued)
Omega Healthcare Investors, Inc.	109,318	$4,615,406
Sabra Health Care REIT, Inc.	88,860	1,656,350
		8,620,957
Hotel and resort REITs – 0.1%
Park Hotels & Resorts, Inc.	74,084	820,851
Industrial REITs – 1.0%
EastGroup Properties, Inc.	19,736	3,340,515
First Industrial Realty Trust, Inc.	49,065	2,525,376
Rexford Industrial Realty, Inc.	87,501	3,597,166
STAG Industrial, Inc.	69,183	2,441,468
		11,904,525
Office REITs – 0.6%
COPT Defense Properties	41,758	1,213,487
Cousins Properties, Inc.	62,244	1,801,341
Kilroy Realty Corp.	40,329	1,703,900
Vornado Realty Trust	59,778	2,422,802
		7,141,530
Real estate management and development – 0.4%
Jones Lang LaSalle, Inc. (A)	17,558	5,237,200
Residential REITs – 0.8%
American Homes 4 Rent, Class A	120,747	4,014,838
Equity LifeStyle Properties, Inc.	71,812	4,358,988
Independence Realty Trust, Inc.	86,500	1,417,735
		9,791,561
Retail REITs – 0.9%
Agree Realty Corp.	40,937	2,908,164
Brixmor Property Group, Inc.	113,432	3,139,798
Kite Realty Group Trust	81,472	1,816,826
NNN REIT, Inc.	69,957	2,978,069
		10,842,857
Specialized REITs – 1.4%
CubeSmart	84,503	3,435,892
EPR Properties	28,206	1,636,230
Gaming and Leisure Properties, Inc.	104,874	4,888,177
Lamar Advertising Company, Class A	32,165	3,937,639
National Storage Affiliates Trust	26,162	790,616
PotlatchDeltic Corp.	26,349	1,073,722
Rayonier, Inc.	52,558	1,394,889
		17,157,165
		77,000,019
Utilities – 3.4%
Electric utilities – 0.9%
ALLETE, Inc.	21,457	1,424,745
IDACORP, Inc.	20,023	2,646,039
OGE Energy Corp.	74,632	3,453,223
Portland General Electric Company	40,599	1,786,356
TXNM Energy, Inc.	35,145	1,987,450
		11,297,813
Gas utilities – 1.1%
National Fuel Gas Company	33,486	3,093,102
New Jersey Resources Corp.	37,225	1,792,384
ONE Gas, Inc.	22,233	1,799,539
Southwest Gas Holdings, Inc.	23,739	1,859,713
Spire, Inc.	21,873	1,783,087
UGI Corp.	79,644	2,648,959
		12,976,784
Independent power and renewable electricity producers – 0.8%
Ormat Technologies, Inc.	22,502	2,165,818

130

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers (continued)
Talen Energy Corp. (A)	16,929	$7,201,258
		9,367,076
Multi-utilities – 0.3%
Black Hills Corp.	26,996	1,662,684
Northwestern Energy Group, Inc.	22,750	1,333,378
		2,996,062
Water utilities – 0.3%
Essential Utilities, Inc.	103,933	4,146,927
		40,784,662
TOTAL COMMON STOCKS (Cost $860,751,673)		$1,155,819,436
SHORT-TERM INVESTMENTS – 3.5%
Short-term funds – 3.5%
John Hancock Collateral Trust, 4.0668% (C)(D)	4,151,832	41,532,438
TOTAL SHORT-TERM INVESTMENTS (Cost $41,533,421)		$41,532,438
Total Investments (Mid Cap Index Trust) (Cost $902,285,094) – 100.2%		$1,197,351,874
Other assets and liabilities, net – (0.2%)		(2,389,126)
TOTAL NET ASSETS – 100.0%		$1,194,962,748
Mid Cap Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $6,204,519.
(C)	The rate shown is the annualized seven-day yield as of 9-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $6,346,869.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	121	Long	Dec 2025	$40,206,336	$39,763,020	$(443,316)
						$(443,316)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.3%
Communication services – 1.0%
Interactive media and services – 1.0%
Pinterest, Inc., Class A (A)	183,100	$5,890,327
Consumer discretionary – 6.5%
Broadline retail – 0.9%
eBay, Inc.	36,500	3,319,675
Global-e Online, Ltd. (A)	65,500	2,342,280
		5,661,955
Hotels, restaurants and leisure – 0.8%
Aramark	108,912	4,182,221
Compass Group PLC	19,157	652,980
		4,835,201
Household durables – 1.4%
Installed Building Products, Inc. (B)	13,720	3,384,175
PulteGroup, Inc.	35,426	4,680,837
		8,065,012
Specialty retail – 1.9%
Advance Auto Parts, Inc. (B)	137,102	8,418,063
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Burlington Stores, Inc. (A)	11,725	$2,984,013
		11,402,076
Textiles, apparel and luxury goods – 1.5%
Ralph Lauren Corp.	17,249	5,408,596
VF Corp.	262,560	3,788,741
		9,197,337
		39,161,581
Consumer staples – 2.6%
Food products – 1.5%
Lamb Weston Holdings, Inc.	160,469	9,320,040
Personal care products – 1.1%
Kenvue, Inc.	390,157	6,332,248
		15,652,288
Energy – 7.1%
Energy equipment and services – 2.0%
Baker Hughes Company	69,586	3,390,230
TechnipFMC PLC	116,930	4,612,889

131

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Tidewater, Inc. (A)	81,172	$4,328,903
		12,332,022
Oil, gas and consumable fuels – 5.1%
Expand Energy Corp.	56,928	6,048,031
Marathon Petroleum Corp.	32,212	6,208,541
Ovintiv, Inc.	71,500	2,887,170
Permian Resources Corp.	244,000	3,123,200
Phillips 66	46,300	6,297,726
South Bow Corp.	42,735	1,209,244
Viper Energy, Inc., Class A	119,068	4,550,779
		30,324,691
		42,656,713
Financials – 20.4%
Banks – 5.0%
Fifth Third Bancorp	144,455	6,435,470
KeyCorp	271,563	5,075,512
Popular, Inc.	62,166	7,895,704
Webster Financial Corp.	75,775	4,504,066
Western Alliance Bancorp	67,619	5,863,920
		29,774,672
Capital markets – 2.6%
Lazard, Inc.	166,729	8,799,957
Main Street Capital Corp.	56,082	3,566,254
StepStone Group, Inc., Class A	48,684	3,179,552
		15,545,763
Consumer finance – 0.7%
OneMain Holdings, Inc.	49,459	2,792,455
SLM Corp.	53,800	1,489,184
		4,281,639
Financial services – 4.1%
Corebridge Financial, Inc.	172,711	5,535,388
Corpay, Inc. (A)	24,019	6,918,913
Edenred SE	89,057	2,120,867
Marqeta, Inc., Class A (A)	736,150	3,886,872
Voya Financial, Inc.	80,569	6,026,561
		24,488,601
Insurance – 7.3%
American International Group, Inc.	46,700	3,667,818
Assurant, Inc.	24,198	5,241,287
Horace Mann Educators Corp.	55,000	2,484,350
Lincoln National Corp.	111,300	4,488,729
RenaissanceRe Holdings, Ltd.	38,975	9,896,922
The Allstate Corp.	25,107	5,389,218
The Hanover Insurance Group, Inc.	33,451	6,075,705
Willis Towers Watson PLC	17,680	6,107,556
		43,351,585
Mortgage real estate investment trusts – 0.7%
Annaly Capital Management, Inc.	217,100	4,387,591
		121,829,851
Health care – 9.8%
Biotechnology – 1.8%
Alkermes PLC (A)	164,596	4,937,880
Neurocrine Biosciences, Inc. (A)	39,800	5,587,124
		10,525,004
Health care equipment and supplies – 3.3%
Baxter International, Inc.	169,324	3,855,507
The Cooper Companies, Inc. (A)	76,000	5,210,560
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	108,295	$10,667,058
		19,733,125
Health care providers and services – 2.5%
Centene Corp. (A)	70,900	2,529,712
Concentra Group Holdings Parent, Inc.	296,060	6,196,536
Molina Healthcare, Inc. (A)	10,000	1,913,600
Select Medical Holdings Corp.	340,774	4,375,538
		15,015,386
Pharmaceuticals – 2.2%
Perrigo Company PLC (B)	361,322	8,046,641
Viatris, Inc.	507,473	5,023,983
		13,070,624
		58,344,139
Industrials – 16.1%
Aerospace and defense – 3.4%
Hexcel Corp. (B)	80,895	5,072,117
L3Harris Technologies, Inc.	20,550	6,276,176
StandardAero, Inc. (A)	201,907	5,510,042
Textron, Inc.	38,504	3,253,203
		20,111,538
Construction and engineering – 1.3%
API Group Corp. (A)	224,404	7,712,765
Electrical equipment – 0.9%
Sensata Technologies Holding PLC	180,043	5,500,314
Ground transportation – 0.9%
Saia, Inc. (A)	18,006	5,390,276
Machinery – 4.9%
AGCO Corp.	46,650	4,994,816
Esab Corp.	41,570	4,645,032
Fortive Corp.	98,102	4,806,017
JBT Marel Corp.	21,800	3,061,810
The Middleby Corp. (A)	52,183	6,936,686
Xylem, Inc.	33,800	4,985,500
		29,429,861
Passenger airlines – 1.0%
Southwest Airlines Company	178,095	5,683,011
Professional services – 3.0%
Booz Allen Hamilton Holding Corp.	11,600	1,159,420
Dayforce, Inc. (A)	43,897	3,024,064
First Advantage Corp. (A)(B)	267,508	4,116,948
SS&C Technologies Holdings, Inc.	57,767	5,127,399
Verra Mobility Corp. (A)	187,377	4,628,212
		18,056,043
Trading companies and distributors – 0.7%
SiteOne Landscape Supply, Inc. (A)	32,659	4,206,479
		96,090,287
Information technology – 14.2%
Electronic equipment, instruments and components – 5.9%
Belden, Inc.	25,300	3,042,831
CDW Corp.	18,400	2,930,752
Corning, Inc.	144,464	11,850,379
Keysight Technologies, Inc. (A)	56,800	9,935,456
TE Connectivity PLC	34,935	7,669,281
		35,428,699
IT services – 0.8%
GoDaddy, Inc., Class A (A)	36,620	5,010,715
Semiconductors and semiconductor equipment – 3.3%
MKS, Inc.	67,676	8,376,259
Rambus, Inc. (A)	33,355	3,475,591

132

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Teradyne, Inc.	56,900	$7,831,716
		19,683,566
Software – 2.6%
CCC Intelligent Solutions Holdings, Inc. (A)	467,128	4,255,536
Clearwater Analytics Holdings, Inc., Class A (A)	164,700	2,967,894
DocuSign, Inc. (A)	72,366	5,216,865
Gitlab, Inc., Class A (A)	61,200	2,758,896
		15,199,191
Technology hardware, storage and peripherals – 1.6%
Sandisk Corp. (A)	53,850	6,041,970
Western Digital Corp.	27,906	3,350,394
		9,392,364
		84,714,535
Materials – 6.2%
Chemicals – 1.4%
DuPont de Nemours, Inc.	63,997	4,985,366
Westlake Corp.	47,900	3,691,174
		8,676,540
Construction materials – 0.6%
Knife River Corp. (A)	44,866	3,448,849
Containers and packaging – 1.7%
International Paper Company	166,802	7,739,613
Sealed Air Corp.	66,553	2,352,649
		10,092,262
Metals and mining – 1.8%
Franco-Nevada Corp.	30,608	6,812,848
Freeport-McMoRan, Inc.	16,366	641,875
OR Royalties, Inc.	84,600	3,390,808
		10,845,531
Paper and forest products – 0.7%
Stora Enso OYJ, R Shares	355,795	3,915,493
		36,978,675
Real estate – 6.9%
Health care REITs – 0.6%
Healthcare Realty Trust, Inc.	219,967	3,966,005
Industrial REITs – 0.8%
Rexford Industrial Realty, Inc.	115,921	4,765,512
Office REITs – 0.7%
Vornado Realty Trust	98,776	4,003,391
Real estate management and development – 0.7%
Jones Lang LaSalle, Inc. (A)	13,644	4,069,732
Residential REITs – 2.9%
Apartment Investment and Management Company, Class A	401,057	3,180,382
Equity Residential	86,831	5,620,571
Sun Communities, Inc.	64,846	8,365,134
		17,166,087
Retail REITs – 1.0%
Regency Centers Corp.	82,812	6,036,995
Specialized REITs – 0.2%
Weyerhaeuser Company	61,152	1,515,958
		41,523,680
Utilities – 6.5%
Electric utilities – 2.2%
FirstEnergy Corp.	153,174	7,018,433
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
PG&E Corp.	403,830	$6,089,756
		13,108,189
Multi-utilities – 4.3%
Ameren Corp.	75,884	7,920,772
CenterPoint Energy, Inc.	138,974	5,392,191
Consolidated Edison, Inc.	50,000	5,026,000
Dominion Energy, Inc.	123,730	7,568,564
		25,907,527
		39,015,716
TOTAL COMMON STOCKS (Cost $498,365,736)		$581,857,792
CONVERTIBLE BONDS - 0.4%
Information technology - 0.4%
Wolfspeed, Inc.
0.250%, 02/15/2028 (C)	$978,000	440,100
1.875%, 12/01/2029 (C)	3,436,000	1,546,200
		1,986,300
TOTAL CONVERTIBLE BONDS (Cost $2,801,691)		$1,986,300
SHORT-TERM INVESTMENTS – 2.7%
Short-term funds – 2.7%
John Hancock Collateral Trust, 4.0668% (D)(E)	99,966	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.0784% (D)	3,451,467	3,451,467
T. Rowe Price Government Reserve Fund, 4.1621% (D)	11,813,629	11,813,629
TOTAL SHORT-TERM INVESTMENTS (Cost $16,265,096)		$16,265,096
Total Investments (Mid Value Trust) (Cost $517,432,523) – 100.4%		$600,109,188
Other assets and liabilities, net – (0.4%)		(2,239,668)
TOTAL NET ASSETS – 100.0%		$597,869,520
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $19,033,260. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $18,424,982 in the form of U.S. Treasuries was pledged to the fund.
(C)	Non-income producing - Issuer is in default.
(D)	The rate shown is the annualized seven-day yield as of 9-30-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Opportunistic Fixed Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.3%
U.S. Government - 3.7%
U.S. Treasury Bonds
4.750%, 05/15/2055	$121,300	$121,679
5.000%, 05/15/2045	5,300	5,504
U.S. Treasury Inflation Protected Securities
0.125%, 02/15/2051 to 02/15/2052	1,969,763	1,079,522
0.250%, 02/15/2050	766,447	452,911
2.125%, 02/15/2054 (A)	1,968,269	1,816,395

133

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Inflation Protected Securities (continued)
2.375%, 02/15/2055 (A)		$1,878,508	$1,833,747
U.S. Treasury Notes 4.250%, 05/15/2035		71,300	71,957
			5,381,715
U.S. Government Agency - 27.6%
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2040 (B)		73,583	74,411
5.500%, 11/01/2054 to 09/01/2055		280,244	282,691
Federal National Mortgage Association
2.500%, TBA (B)		615,000	518,089
4.000%, TBA (B)		40,000	37,692
4.500%, TBA (B)		1,206,000	1,199,090
5.000%, TBA (B)		4,465,000	4,448,604
5.000%, 08/01/2040 (B)		147,214	148,779
5.500%, TBA (B)		5,102,000	5,159,532
6.000%, TBA (B)		21,217,000	21,670,760
6.000%, 07/01/2038 to 09/01/2038		257,188	266,229
6.500%, TBA (B)		1,270,000	1,312,416
Government National Mortgage Association
2.500%, TBA (B)		1,532,000	1,318,742
4.000%, 11/20/2052 to 05/20/2053		1,094,870	1,039,723
4.500%, TBA (B)		525,000	509,248
4.500%, 11/20/2052		547,958	534,911
6.000%, TBA (B)		10,000	10,171
6.000%, 04/20/2055		739,342	752,667
			39,283,755
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $44,696,579)			$44,665,470
FOREIGN GOVERNMENT OBLIGATIONS - 42.6%
Argentina - 0.3%
Republic of Argentina
4.125%, (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		630,000	327,285
29.500%, 05/30/2030	ARS	90,348,000	57,296
			384,581
Australia - 2.3%
Commonwealth of Australia 1.750%, 06/21/2051	AUD	7,195,000	2,527,578
Commonwealth of Australia, Inflation-Linked Bond 1.252%, 02/21/2050		1,350,000	789,968
			3,317,546
Brazil - 6.9%
Federative Republic of Brazil
6.000%, 05/15/2035	BRL	2,341,000	1,837,287
10.000%, 01/01/2027		558,000	102,981
10.000%, 01/01/2029		36,411,000	6,457,080
10.000%, 01/01/2031		4,120,000	696,872
10.000%, 01/01/2033		278,000	45,351
10.000%, 01/01/2035		3,910,000	619,770
13.085%, 01/01/2028 (C)		579,000	82,128
			9,841,469
Chile - 0.1%
Republic of Chile
4.700%, 09/01/2030 (D)	CLP	55,000,000	55,936
5.000%, 03/01/2035		90,000,000	90,213
6.000%, 01/01/2043		15,000,000	16,465
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Chile (continued)
Republic of Chile (continued)
7.000%, 05/01/2034 (D)	CLP	10,000,000	$11,763
			174,377
Colombia - 3.2%
Republic of Colombia
3.750%, 02/25/2037	COP	6,919,789,706	1,421,409
4.750%, 04/04/2035		6,404,801,079	1,493,336
5.000%, 03/20/2041		3,350,385,777	760,556
5.625%, 02/19/2036	EUR	220,000	249,778
6.250%, 07/09/2036	COP	499,700,000	87,980
7.000%, 03/26/2031		104,300,000	22,129
7.000%, 06/30/2032		495,200,000	101,050
7.250%, 10/18/2034		492,700,000	96,893
7.750%, 09/18/2030		86,900,000	19,596
9.250%, 05/28/2042		872,000,000	181,326
11.750%, 01/24/2035		210,500,000	53,705
13.250%, 02/09/2033		188,300,000	51,881
			4,539,639
Czech Republic - 0.3%
Czech Republic
1.200%, 03/13/2031	CZK	1,270,000	52,548
1.500%, 04/24/2040		1,530,000	48,438
1.950%, 07/30/2037		1,150,000	41,824
2.000%, 10/13/2033		1,060,000	42,735
3.500%, 05/30/2035		4,010,000	177,811
4.500%, 11/11/2032		1,770,000	86,225
4.900%, 04/14/2034		520,000	25,789
			475,370
Gabon - 0.1%
Republic of Gabon 6.625%, 02/06/2031		$200,000	160,839
Germany - 3.8%
Federal Republic of Germany, Inflation-Linked Bond
0.100%, 04/15/2033	EUR	836,305	934,405
0.100%, 04/15/2046		1,510,448	1,394,148
0.500%, 04/15/2030		2,656,452	3,106,053
			5,434,606
Ghana - 0.1%
Republic of Ghana
4.757%, 07/03/2026 (C)(D)		$4,000	3,860
5.000%, (5.000% to 7-3-28, then 6.000% thereafter), 07/03/2029 (D)		60,500	58,825
5.000%, (5.000% to 7-3-28, then 6.000% thereafter), 07/03/2035 (D)		87,000	73,218
			135,903
Hungary - 0.5%
Republic of Hungary
1.625%, 04/28/2032	EUR	520,000	540,058
2.250%, 06/22/2034	HUF	10,250,000	21,793
3.000%, 10/27/2038		38,590,000	77,066
7.000%, 10/24/2035		15,690,000	47,635
			686,552
Iceland - 1.6%
Republic of Iceland
4.500%, 02/17/2042	ISK	24,335,000	155,479
5.000%, 11/15/2028		165,490,000	1,283,809
6.500%, 02/15/2038		97,335,000	779,322
			2,218,610
India - 2.2%
Republic of India
6.330%, 05/05/2035	INR	17,900,000	198,086

134

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
India (continued)
Republic of India (continued)
6.790%, 10/07/2034	INR	188,250,000	$2,133,901
6.790%, 12/02/2034		1,090,000	12,396
7.300%, 06/19/2053		70,570,000	799,770
			3,144,153
Indonesia - 0.7%
Republic of Indonesia
6.375%, 08/15/2028	IDR	840,000,000	51,864
6.500%, 07/15/2030		2,031,000,000	126,864
6.500%, 02/15/2031		1,983,000,000	123,206
6.625%, 05/15/2033		430,000,000	26,318
6.875%, 04/15/2029		1,179,000,000	74,032
7.000%, 09/15/2030		1,314,000,000	83,177
7.000%, 02/15/2033		2,096,000,000	130,982
7.125%, 06/15/2038		2,656,000,000	164,378
7.125%, 06/15/2042		271,000,000	16,658
7.125%, 06/15/2043		325,000,000	19,948
7.500%, 08/15/2032		1,925,000,000	123,530
7.500%, 05/15/2038		186,000,000	11,846
8.250%, 05/15/2036		514,000,000	35,050
			987,853
Japan - 2.0%
Government of Japan
2.400%, 03/20/2045	JPY	125,550,000	826,080
2.400%, 03/20/2055		95,900,000	564,325
Government of Japan, CPI-Linked Bond 0.005%, 03/10/2035		211,770,884	1,424,381
			2,814,786
Malaysia - 0.6%
Government of Malaysia
2.632%, 04/15/2031	MYR	453,000	103,863
3.582%, 07/15/2032		314,000	75,309
3.757%, 05/22/2040		270,000	64,298
3.828%, 07/05/2034		560,000	136,216
3.885%, 08/15/2029		691,000	168,122
4.254%, 05/31/2035		721,000	181,753
4.457%, 03/31/2053		108,000	27,624
4.642%, 11/07/2033		269,000	68,871
4.696%, 10/15/2042		139,000	36,758
4.893%, 06/08/2038		120,000	32,048
			894,862
Mexico - 1.0%
Government of Mexico
2.750%, 11/27/2031	MXN	1,657,858	81,793
5.625%, 03/19/2114	GBP	100,000	96,963
7.500%, 05/26/2033	MXN	2,062,800	106,338
7.622%, 09/02/2027 (C)		3,152,510	149,169
7.750%, 11/23/2034		1,000	52
7.750%, 11/13/2042		4,593,600	218,173
7.785%, 07/08/2027 (C)		3,380,150	161,340
8.000%, 05/24/2035		305,700	15,872
8.000%, 02/21/2036		3,234,100	166,847
8.000%, 11/07/2047		2,021,900	96,827
8.000%, 07/31/2053		1,747,300	82,961
8.500%, 03/01/2029		3,315,800	183,274
8.500%, 05/31/2029		568,900	31,458
			1,391,067
New Zealand - 3.4%
Government of New Zealand, Inflation-Linked Bond
3.302%, 09/20/2040	NZD	2,860,000	2,104,810
3.337%, 09/20/2035		3,570,000	2,789,385
			4,894,195
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Norway - 7.1%
Kingdom of Norway
1.250%, 09/17/2031 (D)	NOK	42,940,000	$3,694,147
1.375%, 08/19/2030 (D)		37,180,000	3,307,644
1.750%, 09/06/2029 (D)		18,155,000	1,678,083
3.000%, 08/15/2033 (D)		15,870,000	1,484,081
			10,163,955
Peru - 0.1%
Republic of Peru
5.350%, 08/12/2040	PEN	111,000	28,302
5.400%, 08/12/2034		62,000	17,282
6.150%, 08/12/2032		78,000	23,815
6.900%, 08/12/2037		25,000	7,514
6.950%, 08/12/2031		150,000	47,872
7.600%, 08/12/2039 (D)		239,000	75,214
			199,999
Poland - 0.4%
Republic of Poland
1.750%, 04/25/2032	PLN	249,000	55,942
2.500%, 07/25/2027		131,000	34,969
4.750%, 07/25/2029		251,000	69,301
5.000%, 10/25/2034		664,000	177,818
5.000%, 10/25/2035		273,000	72,441
6.000%, 10/25/2033		384,000	110,685
			521,156
Romania - 1.2%
Republic of Romania
4.750%, 10/11/2034	RON	570,000	109,972
5.000%, 02/12/2029		95,000	20,433
6.700%, 02/25/2032		145,000	32,346
6.750%, 04/25/2035		390,000	86,723
6.750%, 07/11/2039	EUR	870,000	1,040,955
7.650%, 07/27/2031	RON	760,000	177,554
8.000%, 04/29/2030		150,000	35,430
8.250%, 09/29/2032		340,000	82,134
8.750%, 10/30/2028		415,000	99,366
			1,684,913
South Africa - 1.5%
Republic of South Africa
6.250%, 03/31/2036	ZAR	2,327,000	106,656
7.000%, 02/28/2031		2,215,000	121,515
7.000%, 02/28/2031		1,345,000	73,787
8.000%, 01/31/2030		234,000	13,552
8.250%, 03/31/2032		1,201,000	68,494
8.500%, 01/31/2037		4,089,000	217,638
8.750%, 01/31/2044		2,718,000	136,745
8.750%, 02/28/2048		1,424,000	71,113
9.000%, 01/31/2040		1,386,000	73,434
9.875%, 09/30/2039		1,029,000	59,451
11.625%, 03/31/2053		627,000	40,950
Republic of South Africa, CPI-Linked Bond
1.875%, 02/28/2033		22,618,223	1,067,644
2.500%, 03/31/2046		1,193,862	47,184
			2,098,163
Thailand - 0.6%
Kingdom of Thailand
1.585%, 12/17/2035	THB	3,940,000	122,744
1.600%, 06/17/2035		917,000	28,644
2.000%, 12/17/2031		4,406,000	141,366
2.000%, 06/17/2042		315,000	9,875
2.410%, 03/17/2035		2,941,000	98,365
2.800%, 06/17/2034		1,260,000	43,178
2.875%, 12/17/2028		3,746,000	121,682

135

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Thailand (continued)
Kingdom of Thailand (continued)
2.875%, 06/17/2046	THB	775,000	$26,973
3.350%, 06/17/2033		4,861,000	171,069
3.450%, 06/17/2043		2,449,000	92,552
			856,448
Turkey - 0.2%
Republic of Turkey
26.200%, 10/05/2033	TRY	6,355,840	141,097
27.700%, 09/27/2034		4,424,000	101,510
30.000%, 09/12/2029		2,872,000	63,688
			306,295
United Kingdom - 2.3%
United Kingdom of Great Britain 0.500%, 10/22/2061	GBP	2,020,000	660,816
United Kingdom of Great Britain, Inflation-Linked GILT
0.125%, 03/22/2051		1,118,545	858,125
0.250%, 03/22/2052		922,862	722,832
0.500%, 03/22/2050		637,572	558,830
1.250%, 11/22/2054		461,308	472,274
			3,272,877
Uruguay - 0.1%
Republic of Uruguay 9.750%, 07/20/2033	UYU	2,502,000	68,724
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $60,324,605)			$60,668,938
CORPORATE BONDS - 11.6%
Belgium - 0.2%
KBC Group NV 6.000%, (6.000% to 11-27-30, then 5 Year EURIBOR ICE Swap Rate + 3.806%), 11/27/2030 (E)	EUR	200,000	241,479
Canada - 0.8%
AltaGas, Ltd. 7.200%, (7.200% to 10-15-34, then 5 Year CMT + 3.573%), 10/15/2054 (D)		$93,000	96,200
Bausch Health Companies, Inc. 4.875%, 06/01/2028 (D)		25,000	22,375
Bell Canada 7.000%, (7.000% to 9-15-35, then 5 Year CMT + 2.363%), 09/15/2055		42,000	43,894
Brookfield Finance, Inc. 5.330%, 01/15/2036		180,000	180,950
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076		126,000	126,646
Enbridge, Inc.
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080		14,000	14,135
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084		55,000	62,904
Garda World Security Corp. 6.000%, 06/01/2029 (D)		10,000	9,914
goeasy, Ltd.
6.875%, 02/15/2031 (D)		95,000	92,035
7.375%, 10/01/2030 (D)		25,000	25,125
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Canada (continued)
Great Canadian Gaming Corp. 8.750%, 11/15/2029 (D)		$70,000	$69,219
Mercer International, Inc. 5.125%, 02/01/2029		80,000	58,969
Ontario Gaming GTA LP 8.000%, 08/01/2030 (D)		70,000	69,557
South Bow Canadian Infrastructure Holdings, Ltd. 7.625%, (7.625% to 3-1-30, then 5 Year CMT + 3.949%), 03/01/2055		34,000	35,523
TELUS Corp. 7.000%, (7.000% to 10-15-35, then 5 Year CMT + 2.709%), 10/15/2055		84,000	88,571
Transcanada Trust
5.600%, (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%), 03/07/2082		144,000	142,689
5.875%, (5.875% to 8-15-26, then 3 month LIBOR + 4.640% to 8-15-46, then 3 month LIBOR + 5.390%), 08/15/2076		41,000	41,025
			1,179,731
Cayman Islands - 0.0%
Azorra Finance, Ltd. 7.250%, 01/15/2031 (D)		12,000	12,495
Diamond Foreign Asset Company 8.500%, 10/01/2030 (D)		7,000	7,418
Yuzhou Group Holdings Company, Ltd.
1.000%, (0.000% Cash and 1.000% PIK), 06/30/2034		25,135	25
4.000%, (0.000% Cash and 4.000% PIK), 06/30/2028		26,734	802
4.500%, (0.000% Cash and 4.500% PIK), 06/30/2029		46,556	1,268
5.000%, (0.000% Cash and 5.000% PIK), 06/30/2030		62,142	1,192
5.500%, (0.000% Cash and 5.500% PIK), 06/30/2031		87,176	1,393
7.000%, (1.000% Cash and 6.000% PIK), 06/30/2027		31,534	3,927
			28,520
China - 0.0%
CIFI Holdings Group Company, Ltd. 4.375%, 04/12/2027 (F)		260,000	23,400
Country Garden Holdings Company, Ltd. 3.875%, 10/22/2030 (F)		290,000	30,450
			53,850
Denmark - 0.3%
Spar Nord Bank A/S 4.125%, (4.125% to 10-1-29, then 1 Year EURIBOR ICE Swap Rate + 1.850%), 10/01/2030	EUR	300,000	364,457
Estonia - 0.2%
Luminor Holding AS 7.375%, (7.375% to 8-12-31, then 5 Year EURIBOR ICE Swap Rate + 5.264%), 02/12/2031 (E)		200,000	243,946
France - 0.7%
Bertrand Franchise Finance SAS 6.500%, 07/18/2030		110,000	126,409

136

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
France (continued)
Credit Agricole SA 7.125%, (7.125% to 9-23-35, then 5 Year SOFR ICE Swap Rate + 3.584%), 09/23/2035 (D)(E)		$270,000	$275,723
Valeo SE 1.000%, 08/03/2028	EUR	500,000	550,983
			953,115
Germany - 0.2%
Muenchener Rueckversicherungs-Gesellschaft AG 5.875%, (5.875% to 5-23-32, then 5 Year CMT + 3.982%), 05/23/2042		$200,000	208,672
Greece - 0.3%
CrediaBank SA 9.375%, (9.375% to 1-13-31, then 5 Year EURIBOR ICE Swap Rate + 7.277%), 01/31/2031 (E)	EUR	100,000	127,315
Eurobank SA 4.000%, (4.000% to 2-7-35, then 1 Year EURIBOR ICE Swap Rate + 1.700%), 02/07/2036		100,000	117,967
Piraeus Financial Holdings SA 8.750%, (8.750% to 12-16-26, then 5 Year Euro Swap Rate + 9.195%), 06/16/2026 (E)		200,000	242,681
			487,963
Hungary - 0.1%
OTP Bank NYRT 4.250%, (4.250% to 10-16-29, then 3 month EURIBOR + 1.950%), 10/16/2030		100,000	120,613
Ireland - 0.0%
Adient Global Holdings, Ltd. 7.500%, 02/15/2033 (D)		$6,000	6,213
TrueNoord Capital DAC 8.750%, 03/01/2030 (D)		20,000	21,250
			27,463
Italy - 0.2%
Intesa Sanpaolo SpA 7.800%, 11/28/2053 (D)		200,000	247,105
Japan - 0.2%
Mitsubishi UFJ Financial Group, Inc. 6.350%, (6.350% to 1-15-36, then 5 Year CMT + 2.070%), 01/15/2036 (E)		270,000	275,630
Luxembourg - 0.1%
Raizen Fuels Finance SA 6.700%, 02/25/2037		200,000	194,375
Malta - 0.0%
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (D)		7,000	6,823
9.500%, 06/01/2028 (D)		15,000	15,615
			22,438
Mexico - 0.1%
Orbia Advance Corp. SAB de CV 6.750%, 09/19/2042		200,000	188,024
Netherlands - 0.3%
ING Groep NV 7.000%, (7.000% to 11-16-32, then 5 Year SOFR ICE Swap Rate + 3.594%), 11/16/2032 (E)		270,000	278,390
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Netherlands (continued)
Petrobras Global Finance BV 6.250%, 01/10/2036		$215,000	$212,173
			490,563
Singapore - 0.1%
GLP Pte, Ltd. 4.500%, (4.500% to 5-17-26, then 5 Year CMT + 3.735% to 5-17-31, then 5 Year CMT + 3.985% to 5-17-46, then 5 Year CMT + 4.735%), 05/17/2026 (E)		200,000	137,005
Spain - 0.2%
CaixaBank SA 4.885%, (4.885% to 7-3-30, then Overnight SOFR + 1.360%), 07/03/2031 (D)		200,000	202,052
Unicaja Banco SA 0.250%, 09/25/2029	EUR	100,000	106,543
			308,595
Supranational - 0.5%
Asian Development Bank 5.649%, 07/30/2030 (C)	PLN	200,000	42,037
Asian Infrastructure Investment Bank
6.000%, 12/08/2031	INR	9,800,000	103,797
6.650%, 06/30/2033		14,100,000	156,709
6.900%, 10/23/2034		6,600,000	74,090
6.960%, 01/14/2035		6,400,000	72,452
7.000%, 03/01/2029		9,100,000	103,138
European Bank for Reconstruction & Development
6.750%, 03/14/2031		6,000,000	67,323
6.875%, 07/30/2031		4,600,000	52,232
			671,778
Switzerland - 0.3%
UBS Group AG 9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (D)(E)		$200,000	238,173
UBS Switzerland AG 3.146%, 06/21/2031	EUR	100,000	118,800
			356,973
United Kingdom - 0.4%
HSBC Holdings PLC
5.733%, (5.733% to 5-17-31, then Overnight SOFR + 1.520%), 05/17/2032		$200,000	210,409
7.050%, (7.050% to 12-5-30, then 5 Year CMT + 2.987%), 06/05/2030 (E)		200,000	208,213
INEOS Finance PLC 6.375%, 04/15/2029	EUR	115,000	133,582
			552,204
United States - 6.4%
Acadia Healthcare Company, Inc.
5.000%, 04/15/2029 (D)		$7,000	6,853
7.375%, 03/15/2033 (D)(G)		7,000	7,267
Acrisure LLC 6.000%, 08/01/2029 (D)		30,000	29,573
Air Lease Corp. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.149%), 12/15/2026 (E)		39,000	37,694

137

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Aircastle, Ltd. 5.250%, (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%), 06/15/2026 (D)(E)	$66,000	$65,638
Alliant Holdings Intermediate LLC 7.375%, 10/01/2032 (D)	25,000	25,761
Allied Universal Holdco LLC 7.875%, 02/15/2031 (D)	4,000	4,194
American Axle & Manufacturing, Inc. 7.750%, 10/15/2033 (D)	125,000	125,974
American Electric Power Company, Inc.
5.800%, (5.800% to 3-15-31, then 5 Year CMT + 2.128%), 03/15/2056	54,000	53,811
6.050%, (6.050% to 3-15-36, then 5 Year CMT + 1.940%), 03/15/2056	130,000	130,183
American National Group, Inc. 7.000%, (7.000% to 12-1-30, then 5 Year CMT + 3.183%), 12/01/2055	103,000	106,150
AmeriGas Partners LP 9.375%, 06/01/2028 (D)	210,000	215,744
Antero Midstream Partners LP 6.625%, 02/01/2032 (D)	25,000	25,748
Ashton Woods USA LLC 6.875%, 08/01/2033 (D)	270,000	272,316
Avis Budget Car Rental LLC 8.375%, 06/15/2032 (D)	16,000	16,735
Baldwin Insurance Group Holdings LLC 7.125%, 05/15/2031 (D)	15,000	15,571
Bread Financial Holdings, Inc. 8.375%, (8.375% to 6-15-30, then 5 Year CMT + 4.300%), 06/15/2035 (D)	24,000	24,644
CCO Holdings LLC
4.250%, 02/01/2031 (D)	75,000	69,092
4.750%, 02/01/2032 (D)	2,000	1,850
5.375%, 06/01/2029 (D)	2,000	1,987
Celanese US Holdings LLC
6.750%, 04/15/2033 (G)	65,000	64,726
7.200%, 11/15/2033	65,000	67,574
Champ Acquisition Corp. 8.375%, 12/01/2031 (D)	25,000	26,578
Cinemark USA, Inc. 7.000%, 08/01/2032 (D)	10,000	10,394
Citigroup, Inc.
6.875%, (6.875% to 8-15-30, then 5 Year CMT + 2.890%), 08/15/2030 (E)	34,000	35,039
7.625%, (7.625% to 11-15-28, then 5 Year CMT + 3.211%), 11/15/2028 (E)	39,000	40,944
Clarios Global LP 6.750%, 09/15/2032 (D)	5,000	5,111
Clear Channel Outdoor Holdings, Inc.
7.125%, 02/15/2031 (D)	10,000	10,337
7.750%, 04/15/2028 (D)	8,000	7,985
Cloud Software Group, Inc. 9.000%, 09/30/2029 (D)	15,000	15,558
CMS Energy Corp. 4.750%, (4.750% to 6-1-30, then 5 Year CMT + 4.116%), 06/01/2050	72,000	70,219
Community Health Systems, Inc.
4.750%, 02/15/2031 (D)	26,000	22,483
6.875%, 04/15/2029 (D)	6,000	4,770
9.750%, 01/15/2034 (D)	130,000	133,185
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Concentra Health Services, Inc. 6.875%, 07/15/2032 (D)	$5,000	$5,192
Cougar JV Subsidiary LLC 8.000%, 05/15/2032 (D)	16,000	17,011
CP Atlas Buyer, Inc.
9.750%, 07/15/2030 (D)	8,000	8,378
12.750%, (7.000% Cash and 5.750% PIK), 01/15/2031 (D)	16,000	15,980
CrossCountry Intermediate HoldCo LLC 6.500%, 10/01/2030 (D)	65,000	65,239
CVS Health Corp.
6.750%, (6.750% to 12-10-34, then 5 Year CMT + 2.516%), 12/10/2054	38,000	39,225
7.000%, (7.000% to 3-10-30, then 5 Year CMT + 2.886%), 03/10/2055	46,000	48,288
Deluxe Corp. 8.125%, 09/15/2029 (D)	15,000	15,663
DISH DBS Corp. 5.750%, 12/01/2028 (D)	2,000	1,917
Dominion Energy, Inc.
4.350%, (4.350% to 4-15-27, then 5 Year CMT + 3.195%), 01/15/2027 (E)	75,000	73,877
6.000%, (6.000% to 2-15-31, then 5 Year CMT + 2.262%), 02/15/2056	175,000	176,252
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	35,000	36,634
EchoStar Corp. 6.750%, (0.000% Cash and 6.750% PIK), 11/30/2030	21,742	22,415
Edison International 5.375%, (5.375% to 3-15-26, then 5 Year CMT + 4.698%), 03/09/2026 (E)	140,000	135,922
Energy Transfer LP
6.500%, (6.500% to 2-15-31, then 5 Year CMT + 2.676%), 02/15/2056	237,000	235,889
8.000%, (8.000% to 5-15-29, then 5 Year CMT + 4.020%), 05/15/2054	81,000	86,558
EQT Corp. 4.750%, 01/15/2031	10,000	9,980
EUSHI Finance, Inc.
6.250%, (6.250% to 4-1-31, then 5 Year CMT + 2.509%), 04/01/2056	89,000	88,468
7.625%, (7.625% to 12-15-29, then 5 Year CMT + 3.136%), 12/15/2054	71,000	74,437
EZCORP, Inc. 7.375%, 04/01/2032 (D)	25,000	26,637
FirstCash, Inc.
4.625%, 09/01/2028 (D)	7,000	6,863
5.625%, 01/01/2030 (D)	6,000	5,991
Five Point Operating Company LP 8.000%, 10/01/2030 (D)	85,000	86,256
FMC Corp. 8.450%, (8.450% to 11-1-30, then 5 Year CMT + 4.366%), 11/01/2055	123,000	129,812
Freedom Mortgage Holdings LLC
9.125%, 05/15/2031 (D)	20,000	21,271
9.250%, 02/01/2029 (D)	15,000	15,783
General Motors Financial Company, Inc. 5.700%, (5.700% to 9-30-30, then 5 Year CMT + 4.997%), 09/30/2030 (E)	80,000	79,646
Global Atlantic Financial Company
4.700%, (4.700% to 10-15-26, then 5 Year CMT + 3.796%), 10/15/2051 (D)	105,000	103,435

138

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Global Atlantic Financial Company (continued)
7.950%, (7.950% to 10-15-29, then 5 Year CMT + 3.608%), 10/15/2054 (D)	$24,000	$25,394
Gray Media, Inc. 7.250%, 08/15/2033 (D)	45,000	44,593
Hightower Holding LLC 6.750%, 04/15/2029 (D)	15,000	14,799
Howard Midstream Energy Partners LLC 7.375%, 07/15/2032 (D)	130,000	134,943
HUB International, Ltd.
5.625%, 12/01/2029 (D)	3,000	2,997
7.375%, 01/31/2032 (D)	11,000	11,455
Intel Corp. 5.600%, 02/21/2054 (G)	87,000	83,535
Intercontinental Exchange, Inc. 3.625%, 09/01/2028	27,000	26,651
Iron Mountain, Inc. 4.500%, 02/15/2031 (D)	30,000	28,636
Keurig Dr. Pepper, Inc.
3.800%, 05/01/2050	120,000	87,003
4.500%, 04/15/2052	155,000	125,217
5.150%, 05/15/2035	90,000	89,144
LABL, Inc. 5.875%, 11/01/2028 (D)	2,000	1,550
LBM Acquisition LLC 6.250%, 01/15/2029 (D)	23,000	21,289
LCM Investments Holdings II LLC 8.250%, 08/01/2031 (D)	10,000	10,576
Level 3 Financing, Inc.
4.500%, 04/01/2030 (D)	18,000	16,448
6.875%, 06/30/2033 (D)	80,000	81,534
LFS Topco LLC 8.750%, 07/15/2030 (D)	146,000	146,658
Liberty Mutual Group, Inc. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (D)	38,000	37,323
Light & Wonder International, Inc. 6.250%, 10/01/2033 (D)	65,000	65,111
Lincoln National Corp. 9.250%, (9.250% to 3-1-28, then 5 Year CMT + 5.318%), 12/01/2027 (E)	130,000	139,801
LYB International Finance III LLC 4.200%, 05/01/2050	255,000	188,881
Macy's Retail Holdings LLC
5.125%, 01/15/2042	9,000	7,106
6.125%, 03/15/2032 (D)	5,000	5,005
MajorDrive Holdings IV LLC 6.375%, 06/01/2029 (D)	75,000	61,461
Matador Resources Company 6.500%, 04/15/2032 (D)	70,000	70,670
Mauser Packaging Solutions Holding Company 9.250%, 04/15/2027 (D)	65,000	65,149
Medline Borrower LP 5.250%, 10/01/2029 (D)	25,000	24,784
NFE Financing LLC 12.000%, 11/15/2029 (D)	3,000	882
Noble Finance II LLC 8.000%, 04/15/2030 (D)	210,000	217,362
Northern Oil & Gas, Inc. 7.875%, 10/15/2033 (D)	85,000	84,664
Oracle Corp. 6.100%, 09/26/2065	255,000	254,530
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Panther Escrow Issuer LLC 7.125%, 06/01/2031 (D)	$120,000	$124,814
Penn Entertainment, Inc. 4.125%, 07/01/2029 (D)	15,000	14,060
PennyMac Financial Services, Inc. 6.875%, 05/15/2032 (D)	9,000	9,326
Permian Resources Operating LLC 7.000%, 01/15/2032 (D)	5,000	5,186
Phillips 66 Company
5.875%, (5.875% to 3-15-31, then 5 Year CMT + 2.283%), 03/15/2056	45,000	44,646
6.200%, (6.200% to 3-15-36, then 5 Year CMT + 2.166%), 03/15/2056	70,000	70,187
Planet Financial Group LLC 10.500%, 12/15/2029 (D)	120,000	126,171
Quikrete Holdings, Inc. 6.375%, 03/01/2032 (D)	10,000	10,358
Reworld Holding Corp. 4.875%, 12/01/2029 (D)	7,000	6,583
Rocket Companies, Inc. 6.375%, 08/01/2033 (D)	10,000	10,321
Rocket Software, Inc.
6.500%, 02/15/2029 (D)	15,000	14,608
9.000%, 11/28/2028 (D)	7,000	7,216
Rockies Express Pipeline LLC 6.750%, 03/15/2033 (D)	20,000	20,876
S&S Holdings LLC 8.375%, 10/01/2031 (D)	65,000	63,723
Scripps Escrow II, Inc. 3.875%, 01/15/2029 (D)	15,000	13,215
Sempra 6.375%, (6.375% to 4-1-31, then 5 Year CMT + 2.632%), 04/01/2056	61,000	62,601
Six Flags Entertainment Corp. 7.250%, 05/15/2031 (D)	130,000	130,051
SM Energy Company 6.750%, 08/01/2029 (D)	15,000	15,072
Smyrna Ready Mix Concrete LLC 8.875%, 11/15/2031 (D)	60,000	63,357
Staples, Inc. 10.750%, 09/01/2029 (D)	23,000	22,742
Star Parent, Inc. 9.000%, 10/01/2030 (D)	15,000	15,858
Sunoco LP 7.000%, 05/01/2029 (D)	10,000	10,354
Talos Production, Inc. 9.375%, 02/01/2031 (D)	151,000	157,270
Tenet Healthcare Corp. 6.750%, 05/15/2031	15,000	15,529
The AES Corp. 6.950%, (6.950% to 7-15-30, then 5 Year CMT + 2.890%), 07/15/2055	90,000	88,324
The Dow Chemical Company
4.800%, 05/15/2049	150,000	122,414
5.950%, 03/15/2055	130,000	123,514
The EW Scripps Company 9.875%, 08/15/2030 (D)	105,000	98,557
The Goldman Sachs Group, Inc. 3.650%, (3.650% to 8-10-26, then 5 Year CMT + 2.915%), 08/10/2026 (E)(G)	59,000	57,788
The Goodyear Tire & Rubber Company 5.250%, 04/30/2031	70,000	66,150
The Hertz Corp.
5.000%, 12/01/2029 (D)(G)	3,000	2,393

139

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
The Hertz Corp. (continued)
12.625%, 07/15/2029 (D)		$3,000	$3,180
The Michaels Companies, Inc. 5.250%, 05/01/2028 (D)		7,000	6,443
TopBuild Corp. 5.625%, 01/31/2034 (D)		125,000	124,546
Transocean International, Ltd. 8.750%, 02/15/2030 (D)		187,500	197,282
Tronox, Inc.
4.625%, 03/15/2029 (D)		75,000	48,919
9.125%, 09/30/2030 (D)(G)		79,000	77,398
USA Compression Partners LP 6.250%, 10/01/2033 (D)		15,000	15,057
Velocity Vehicle Group LLC 8.000%, 06/01/2029 (D)		12,000	12,031
Viatris, Inc.
3.850%, 06/22/2040		165,000	125,826
4.000%, 06/22/2050		180,000	122,800
VT Topco, Inc. 8.500%, 08/15/2030 (D)		120,000	122,089
WarnerMedia Holdings, Inc.
4.279%, 03/15/2032		5,000	4,581
4.693%, 05/17/2033	EUR	125,000	141,585
5.050%, 03/15/2042		$9,000	7,185
Weatherford International, Ltd. 6.750%, 10/15/2033 (D)		95,000	95,066
Wells Fargo & Company 3.900%, (3.900% to 3-15-26, then 5 Year CMT + 3.453%), 03/15/2026 (E)		39,000	38,621
Westlake Chemical Corp. 4.375%, 11/15/2047		66,000	52,076
Westlake Corp. 2.875%, 08/15/2041		119,000	81,973
Whirlpool Corp. 6.500%, 06/15/2033		65,000	64,866
Windsor Holdings III LLC 8.500%, 06/15/2030 (D)		15,000	15,857
XPLR Infrastructure Operating Partners LP
8.375%, 01/15/2031 (D)		60,000	62,880
8.625%, 03/15/2033 (D)		60,000	62,921
ZF North America Capital, Inc. 7.500%, 03/24/2031 (D)		150,000	148,979
Zions Bancorp NA 6.816%, (6.816% to 11-19-34, then Overnight SOFR + 2.830%), 11/19/2035		340,000	361,405
			9,146,688
TOTAL CORPORATE BONDS (Cost $16,233,353)			$16,501,187
CONVERTIBLE BONDS - 10.2%
Canada - 0.1%
Advantage Energy, Ltd. 5.000%, 06/30/2029 (D)	CAD	90,000	70,913
Cayman Islands - 0.0%
Seagate HDD Cayman 3.500%, 06/01/2028		$13,000	37,440
China - 0.1%
Alibaba Group Holding, Ltd. 0.500%, 06/01/2031		52,000	95,524
H World Group, Ltd. 3.000%, 05/01/2026		20,000	22,156
JD.com, Inc. 0.250%, 06/01/2029		50,000	53,600
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
China (continued)
Li Auto, Inc. 0.250%, 05/01/2028		$6,000	$6,837
Smart Insight International, Ltd. 4.500%, 12/05/2023 (F)	HKD	2,000,000	25,786
			203,903
France - 0.2%
Accor SA 0.700%, 12/07/2027	EUR	50,000	31,386
Ubisoft Entertainment SA 2.875%, 12/05/2031		300,000	286,014
			317,400
India - 0.0%
MakeMyTrip, Ltd., Zero Coupon 0.000%, 07/01/2030 (D)		$10,000	10,324
Israel - 0.0%
Wix.com, Ltd., Zero Coupon 0.000%, 09/15/2030 (D)		33,000	36,036
Italy - 0.4%
Eni SpA 2.950%, 09/14/2030	EUR	500,000	608,469
Japan - 0.2%
ANA Holdings, Inc., Zero Coupon 0.000%, 12/10/2031	JPY	10,000,000	74,382
Nxera Pharma Company, Ltd. 0.250%, 12/14/2028		30,000,000	192,717
			267,099
Luxembourg - 0.1%
Arrival SA 3.500%, 12/01/2026 (D)(F)		$515,000	26
Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.517%, (3 month EURIBOR + 4.500%), 12/15/2050 (H)	EUR	100,000	74,502
			74,528
Singapore - 0.0%
Trip.com Group, Ltd. 0.750%, 06/15/2029		$20,000	25,490
Spain - 0.3%
Cellnex Telecom SA 0.750%, 11/20/2031	EUR	400,000	424,154
Switzerland - 0.3%
STMicroelectronics NV 1.000%, 08/04/2027 (C)		$400,000	392,625
United Kingdom - 0.2%
Immunocore Holdings PLC 2.500%, 02/01/2030 (G)		305,000	274,897
United States - 8.3%
3D Systems Corp. 11.626%, 11/15/2026 (C)		13,000	11,466
AeroVironment, Inc., Zero Coupon 0.000%, 07/15/2030		9,000	11,151
Affirm Holdings, Inc. 0.750%, 12/15/2029 (D)		10,000	10,860
Akamai Technologies, Inc. 1.125%, 02/15/2029		15,000	14,070
Alarm.com Holdings, Inc. 5.577%, 01/15/2026 (C)		20,000	19,680
Alliant Energy Corp. 3.250%, 05/30/2028 (D)		1,045,000	1,076,873
Alnylam Pharmaceuticals, Inc. 0.314%, 09/15/2028 (C)(D)		45,000	44,578

140

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
American Water Capital Corp. 3.625%, 06/15/2026	$965,000	$966,351
Apellis Pharmaceuticals, Inc. 3.500%, 09/15/2026	60,000	62,010
AST SpaceMobile, Inc. 4.250%, 03/01/2032 (D)	2,000	4,189
Bandwidth, Inc. 0.250%, 03/01/2026	27,000	26,275
Beyond Meat, Inc., Zero Coupon 0.000%, 03/15/2027	130,000	25,675
BILL Holdings, Inc. 2.585%, 04/01/2030 (C)(D)	80,000	71,200
BioMarin Pharmaceutical, Inc. 1.250%, 05/15/2027	70,000	66,360
Block, Inc. 0.250%, 11/01/2027 (G)	75,000	68,213
Boston Properties LP 2.000%, 10/01/2030 (D)	71,000	70,716
Cable One, Inc. 1.125%, 03/15/2028	11,000	9,389
Cloudflare, Inc., Zero Coupon
0.000%, 08/15/2026	20,000	24,914
0.000%, 06/15/2030 (D)	39,000	44,285
Coinbase Global, Inc. 0.250%, 04/01/2030	17,000	21,344
Coinbase Global, Inc., Zero Coupon 0.000%, 10/01/2032 (D)	18,000	19,881
Commvault Systems, Inc., Zero Coupon 0.000%, 09/15/2030 (D)	20,000	20,640
Cytokinetics, Inc.
1.750%, 10/01/2031 (D)	8,000	9,155
3.500%, 07/01/2027 (G)	255,000	330,544
Datadog, Inc. 0.238%, 12/01/2029 (C)(D)	110,000	108,900
DexCom, Inc. 0.375%, 05/15/2028	300,000	273,450
Digital Realty Trust LP 1.875%, 11/15/2029 (D)	30,000	31,500
DoorDash, Inc., Zero Coupon 0.000%, 05/15/2030 (D)	25,000	28,413
DraftKings Holdings, Inc. 4.436%, 03/15/2028 (C)	20,000	17,950
Dropbox, Inc., Zero Coupon 0.000%, 03/01/2028	22,000	22,704
EchoStar Corp. 3.875%, (0.000% Cash and 3.875% PIK), 11/30/2030 (G)	5,000	12,300
Enphase Energy, Inc. 6.036%, 03/01/2028 (C)	290,000	251,167
Etsy, Inc.
0.125%, 09/01/2027	365,000	335,713
1.000%, 06/15/2030 (D)	26,000	28,340
Euronet Worldwide, Inc. 0.625%, 10/01/2030 (D)	35,000	33,338
Evergy, Inc. 4.500%, 12/15/2027	7,000	8,796
Evolent Health, Inc. 3.500%, 12/01/2029	320,000	256,160
Exact Sciences Corp.
0.375%, 03/15/2027 (G)	40,000	38,380
1.750%, 04/15/2031 (D)	270,000	251,227
2.000%, 03/01/2030 (D)	18,000	18,668
FirstEnergy Corp.
3.625%, 01/15/2029 (D)	545,000	577,864
3.875%, 01/15/2031 (D)	480,000	517,920
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Five9, Inc. 1.000%, 03/15/2029	$220,000	$194,370
Fluor Corp. 1.125%, 08/15/2029	37,000	43,901
GameStop Corp., Zero Coupon 0.000%, 04/01/2030 (D)	18,000	20,421
Global Payments, Inc. 1.500%, 03/01/2031	395,000	361,526
Granite Construction, Inc. 3.250%, 06/15/2030	15,000	22,943
Guardant Health, Inc. 1.250%, 02/15/2031	73,000	94,865
Guidewire Software, Inc. 1.250%, 11/01/2029 (D)	30,000	34,891
Haemonetics Corp. 2.500%, 06/01/2029	15,000	13,840
HAT Holdings I LLC 3.750%, 08/15/2028 (D)	17,000	21,242
Integer Holdings Corp. 1.875%, 03/15/2030 (D)	30,000	29,070
Ionis Pharmaceuticals, Inc. 1.750%, 06/15/2028	70,000	96,731
Itron, Inc. 1.375%, 07/15/2030	15,000	17,190
JBT Marel Corp. 0.375%, 09/15/2030 (D)	23,000	22,345
Lantheus Holdings, Inc. 2.625%, 12/15/2027	12,000	12,606
Live Nation Entertainment, Inc. 2.875%, 01/15/2030 (D)	30,000	33,255
Lumentum Holdings, Inc. 1.500%, 12/15/2029	25,000	60,338
MARA Holdings, Inc., Zero Coupon 0.000%, 08/01/2032 (D)(G)	12,000	12,858
Merit Medical Systems, Inc. 3.000%, 02/01/2029 (D)	19,000	22,078
Meritage Homes Corp. 1.750%, 05/15/2028	45,000	46,056
Microchip Technology, Inc. 0.750%, 06/01/2030	37,000	35,872
MKS, Inc. 1.250%, 06/01/2030	15,000	16,425
MP Materials Corp. 0.250%, 04/01/2026 (D)	84,000	128,520
NCL Corp., Ltd.
0.750%, 09/15/2030 (D)	46,000	46,403
0.875%, 04/15/2030 (D)	22,000	25,891
NextEra Energy Capital Holdings, Inc. 3.000%, 03/01/2027	20,000	23,620
Northern Oil & Gas, Inc. 3.625%, 04/15/2029	20,000	20,030
Nutanix, Inc. 0.500%, 12/15/2029 (D)	70,000	78,799
Okta, Inc. 0.375%, 06/15/2026	65,000	63,081
ON Semiconductor Corp. 0.500%, 03/01/2029	115,000	106,107
Parsons Corp. 2.625%, 03/01/2029	95,000	108,300
Pebblebrook Hotel Trust 1.750%, 12/15/2026	70,000	68,984
PG&E Corp. 4.250%, 12/01/2027	545,000	551,159
Redfin Corp. 0.500%, 04/01/2027	17,000	15,700

141

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Repay Holdings Corp. 2.875%, 07/15/2029 (D)(G)	$70,000	$61,600
Repligen Corp. 1.000%, 12/15/2028	10,000	10,030
Rexford Industrial Realty LP 4.125%, 03/15/2029 (D)	295,000	297,065
RingCentral, Inc. 5.762%, 03/15/2026 (C)(G)	70,000	68,215
Rivian Automotive, Inc. 3.625%, 10/15/2030	35,000	32,151
Semtech Corp. 1.625%, 11/01/2027	18,000	35,415
Shift4 Payments, Inc. 0.500%, 08/01/2027	15,000	14,761
Snap, Inc. 0.125%, 03/01/2028	470,000	419,005
Snowflake, Inc., Zero Coupon 0.000%, 10/01/2029	21,000	32,876
Spotify USA, Inc., Zero Coupon 0.000%, 03/15/2026	20,000	27,330
Stem, Inc. 0.500%, 12/01/2028 (D)	20,000	5,700
Strategy, Inc., Zero Coupon 0.000%, 03/01/2030 (D)	48,000	50,520
Sunnova Energy International, Inc.
0.250%, 12/01/2026 (F)	390,000	195
2.625%, 02/15/2028 (F)	50,000	25
Sunrun, Inc. 4.000%, 03/01/2030	90,000	122,292
Super Micro Computer, Inc., Zero Coupon 0.000%, 06/15/2030 (D)	14,000	15,449
Synaptics, Inc. 0.750%, 12/01/2031 (D)	18,000	17,721
Teladoc Health, Inc. 1.250%, 06/01/2027	230,000	214,819
Tetra Tech, Inc. 2.250%, 08/15/2028	60,000	64,800
The Southern Company
3.250%, 06/15/2028 (D)	1,050,000	1,062,600
4.500%, 06/15/2027	30,000	33,345
Tyler Technologies, Inc. 0.250%, 03/15/2026	15,000	16,463
Uber Technologies, Inc. 0.875%, 12/01/2028	20,000	29,400
Unity Software, Inc., Zero Coupon 0.000%, 03/15/2030 (D)	35,000	47,272
Ventas Realty LP 3.750%, 06/01/2026	15,000	19,373
Vishay Intertechnology, Inc. 2.250%, 09/15/2030	70,000	63,566
Wayfair, Inc. 3.250%, 09/15/2027	4,000	6,095
WEC Energy Group, Inc.
3.375%, 06/01/2028 (D)	350,000	361,550
4.375%, 06/01/2029	38,000	46,607
Welltower OP LLC 2.750%, 05/15/2028 (D)	25,000	46,775
Western Digital Corp. 3.000%, 11/15/2028 (G)	15,000	48,113
Zscaler, Inc. 0.302%, 07/15/2028 (C)(D)	245,000	242,918
		11,806,072
TOTAL CONVERTIBLE BONDS (Cost $15,148,330)		$14,549,350
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (I) - 2.4%
United States - 2.4%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%) 6.413%, 12/21/2028	$57,750	$57,596
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%) 7.163%, 11/06/2030	99,002	98,724
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month CME Term SOFR + 5.250%) 9.528%, 01/31/2028	145,000	141,013
Asurion LLC, 2025 Term Loan B13 (1 month CME Term SOFR + 4.250%) 8.413%, 09/19/2030	107,858	107,095
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 2.750%) 6.913%, 02/15/2029	27,340	27,272
Berlin Packaging LLC, 2025 Term Loan B7 (1 and 3 month CME Term SOFR + 3.250%) 7.530%, 06/07/2031	164,509	164,920
Caesars Entertainment, Inc., Term Loan B (1 month CME Term SOFR + 2.250%) 6.413%, 02/06/2030	85,575	85,285
Cinemark USA, Inc., 2025 Term Loan B (1 and 3 month CME Term SOFR + 2.250%) 6.252%, 05/24/2030	121,903	121,877
CRC Insurance Group LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%) 6.752%, 05/06/2031	45,968	45,896
Flynn Restaurant Group LP, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.750%) 7.913%, 01/28/2032	99,500	99,594
Fortress Intermediate 3, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%) 7.255%, 06/27/2031	145,756	146,120
Hanesbrands, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.750%) 6.913%, 03/07/2032	39,497	39,596
Hobbs & Associates LLC, Term Loan B (1 month CME Term SOFR + 2.750%) 6.913%, 07/23/2031	99,727	99,594
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 6.575%, 06/20/2030	87,844	87,951
IRB Holding Corp., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%) 6.663%, 12/15/2027	96,048	96,053
LBM Acquisition LLC, 2024 Incremental Term Loan B (1 month CME Term SOFR + 3.750%) 7.986%, 06/06/2031	98,782	96,233
Lsf12 Crown US Commercial Bidco LLC, 2025 Term Loan B 12/02/2031 TBD (J)	99,276	99,338
Medline Borrower LP, 2025 Term Loan B (1 month CME Term SOFR + 2.000%) 6.163%, 10/23/2030	88,661	88,606
MH Sub I LLC, 2023 Term Loan (3 month CME Term SOFR + 4.250%) 8.252%, 05/03/2028	57,470	55,196
MH Sub I LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 4.250%) 8.413%, 12/31/2031	38,898	35,737

142

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (I) (continued)
United States (continued)
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 6.416%, 10/05/2028	$95,353	$95,299
Owens-Brockway Glass Container, Inc., 2025 Term Loan B 09/30/2032 TBD (J)	215,000	214,463
Peer USA LLC, 2025 USD Term Loan B 09/27/2032 TBD (J)	225,000	225,000
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 6.413%, 02/10/2032	99,500	99,432
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.500%) 6.663%, 07/31/2031	190,611	190,314
The Michaels Companies, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%) 8.513%, 04/17/2028	124,475	117,318
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%) 6.502%, 02/28/2031	163,020	162,914
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.500%) 6.810%, 02/10/2031	99,000	98,872
USI, Inc., 2024 Term Loan D (3 month CME Term SOFR + 2.250%) 6.252%, 11/21/2029	195,806	195,546
Varsity Brands, Inc., 2025 1st Lien Term Loan 08/26/2031 TBD (J)	100,000	99,950
Windsor Holdings III LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%) 6.916%, 08/01/2030	112,716	112,716
		3,405,520
TOTAL TERM LOANS (Cost $3,406,535)		$3,405,520
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.2%
Commercial and residential - 2.3%
ALA Trust, Series 2025-OANA, Class A (1 month CME Term SOFR + 1.743%), 5.894%, 06/15/2040 (D)(H)	75,000	75,375
Angel Oak Mortgage Trust, Series 2020-3, Class M1, 3.809%, 04/25/2065 (D)(K)	180,000	171,383
BAHA Trust, Series 2024-MAR, Class C, 7.766%, 12/10/2041 (D)(K)	100,000	104,111
BANK
Series 2018-BN15, Class B, 4.807%, 11/15/2061 (K)	50,000	47,137
Series 2021-BN37, Class XA IO, 0.691%, 11/15/2064	983,335	22,418
Series 2022-BNK42, Class AS, 4.880%, 06/15/2055 (K)	60,000	58,215
BANK5, Series 2023-5YR4, Class C, 7.858%, 12/15/2056 (K)	60,000	63,598
BBCMS Mortgage Trust
Series 2023-5C23, Class C, 7.703%, 12/15/2056 (K)	75,000	78,007
Series 2024-5C25, Class C, 6.643%, 03/15/2057 (K)	20,000	20,522
Series 2024-5C27, Class C, 6.700%, 07/15/2057 (K)	20,000	20,653
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BBCMS Mortgage Trust (continued)
Series 2024-C26, Class C, 6.000%, 05/15/2057 (K)	$90,000	$90,845
Series 2025-C32, Class C, 6.125%, 02/15/2062	55,000	55,661
Benchmark Mortgage Trust
Series 2018-B1, Class AM, 3.878%, 01/15/2051 (K)	85,000	82,579
Series 2018-B5, Class C, 4.749%, 07/15/2051 (K)	90,000	78,404
Series 2020-B16, Class AM, 2.944%, 02/15/2053 (K)	60,000	54,512
Series 2024-V6, Class C, 6.669%, 03/15/2057	20,000	20,569
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class B (1 month CME Term SOFR + 1.842%), 5.992%, 11/15/2041 (D)(H)	55,000	55,103
BPR Trust, Series 2024-PMDW, Class C, 5.850%, 11/05/2041 (D)(K)	10,000	10,078
BRAVO Residential Funding Trust, Series 2020-NQM1, Class M1, 3.181%, 05/25/2060 (D)(K)	180,000	174,105
BX Commercial Mortgage Trust
Series 2021-VOLT, Class E (1 month CME Term SOFR + 2.114%), 6.265%, 09/15/2036 (D)(H)	96,883	96,701
Series 2025-BCAT, Class A (1 month CME Term SOFR + 1.380%), 5.530%, 08/15/2042 (D)(H)	95,828	95,918
BX Trust
Series 2021-ARIA, Class D (1 month CME Term SOFR + 2.010%), 6.160%, 10/15/2036 (D)(H)	25,000	25,000
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%), 5.764%, 01/15/2034 (D)(H)	38,500	38,500
Series 2024-BRVE, Class B (1 month CME Term SOFR + 2.540%), 6.690%, 04/15/2026 (D)(H)	95,640	95,640
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class B, 3.804%, 11/10/2049	60,000	55,672
COLT Mortgage Loan Trust, Series 2024-7, Class A3 (5.994% to 11-1-28, then 6.994% thereafter), 5.994%, 12/26/2069 (D)	87,493	88,094
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR15, Class B, 4.017%, 02/10/2047 (K)	22,461	21,957
Series 2014-CR15, Class C, 4.067%, 02/10/2047 (K)	35,000	33,557
Series 2014-CR19, Class D, 4.572%, 08/10/2047 (D)(K)	3,158	3,079
Series 2014-LC15, Class D, 4.919%, 04/10/2047 (D)(K)	78,383	76,894
CSMC Trust, Series 2021-NQM6, Class A2, 1.379%, 07/25/2066 (D)(K)	52,739	45,512
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (D)(K)	83,524	73,101

143

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Ellington Financial Mortgage Trust (continued)
Series 2025-INV3, Class A1 (5.444% to 7-1-29, then 6.444% thereafter), 5.444%, 07/25/2070 (D)	$99,061	$99,672
GCAT Trust, Series 2022-NQM2, Class A1, 4.210%, 02/25/2067 (D)(K)	67,535	67,291
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487%, 03/10/2041 (D)(K)	100,000	100,262
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.460%, 08/15/2049	70,000	64,607
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class B, 4.660%, 09/15/2047 (K)	40,000	38,900
Pretium Mortgage Credit Partners LLC
Series 2021-RN4, Class A1, 5.487%, 10/25/2051 (D)(K)	51,899	51,902
Series 2025-RPL1, Class A1 (4.000% to 1-1-29, then 5.000% thereafter), 4.000%, 07/25/2069 (D)	93,860	91,120
PRPM LLC
Series 2025-2, Class A1 (6.469% to 5-1-28, then 9.469% to 5-1-29, then 10.469% thereafter), 6.469%, 05/25/2030 (D)	93,181	93,519
Series 2025-6, Class A1 (5.774% to 8-1-28, then 8.774% to 8-1-29, then 9.774% thereafter), 5.774%, 08/25/2028 (D)	95,247	95,346
ROCK Trust, Series 2024-CNTR, Class C, 6.471%, 11/13/2041 (D)	100,000	103,865
TRTX Issuer, Ltd., Series 2025-FL6, Class B (1 month CME Term SOFR + 2.046%), 6.182%, 09/18/2042 (D)(H)	100,000	99,875
Verus Securitization Trust
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(K)	52,057	45,332
Series 2025-1, Class A3 (5.976% to 1-1-29, then 6.976% thereafter), 5.976%, 01/25/2070 (D)	90,345	90,981
WBHT Commercial Mortgage Trust, Series 2025-WBM, Class A (1 month CME Term SOFR + 1.742%), 5.892%, 06/15/2042 (D)(H)	100,000	100,000
WSTN Trust, Series 2023-MAUI, Class B, 7.263%, 07/05/2037 (D)(K)	30,000	30,518
		3,206,090
U.S. Government Agency - 2.9%
Federal Home Loan Mortgage Corp.
Series 2020-DNA6, Class B1 (30 day Average SOFR + 3.000%), 7.356%, 12/25/2050 (D)(H)	35,000	37,393
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%), 5.856%, 10/25/2041 (D)(H)	160,924	161,352
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2021-DNA7, Class B2 (30 day Average SOFR + 7.800%), 12.156%, 11/25/2041 (D)(H)	$15,000	$15,894
Series 2021-HQA3, Class M2 (30 day Average SOFR + 2.100%), 6.456%, 09/25/2041 (D)(H)	190,000	191,009
Series 2022-DNA1, Class B1 (30 day Average SOFR + 3.400%), 7.756%, 01/25/2042 (D)(H)	175,000	179,040
Series 2022-DNA1, Class B2 (30 day Average SOFR + 7.100%), 11.456%, 01/25/2042 (D)(H)	15,000	15,906
Series 2022-DNA5, Class M2 (30 day Average SOFR + 6.750%), 11.106%, 06/25/2042 (D)(H)	75,000	81,741
Series 2022-HQA1, Class M2 (30 day Average SOFR + 5.250%), 9.606%, 03/25/2042 (D)(H)	470,000	495,223
Series 2023-DNA1, Class M2 (30 day Average SOFR + 5.500%), 9.848%, 03/25/2043 (D)(H)	35,000	37,984
Series 2023-DNA2, Class B1 (30 day Average SOFR + 7.600%), 11.948%, 04/25/2043 (D)(H)	20,000	22,506
Series 2024-DNA1, Class M2 (30 day Average SOFR + 1.950%), 6.306%, 02/25/2044 (D)(H)	100,000	101,044
Series 2024-DNA3, Class M2 (30 day Average SOFR + 1.450%), 5.806%, 10/25/2044 (D)(H)	70,000	70,021
Series 2024-MN9, Class M1 (30 day Average SOFR + 2.450%), 6.798%, 10/25/2044 (D)(H)	24,091	24,265
Series 2025-DNA1, Class M2 (30 day Average SOFR + 1.350%), 5.706%, 01/25/2045 (D)(H)	35,000	34,847
Series 2025-DNA2, Class A1 (30 day Average SOFR + 1.100%), 5.456%, 05/25/2045 (D)(H)	17,000	17,042
Series 2025-DNA3, Class M2 (30 day Average SOFR + 1.500%), 5.870%, 09/25/2045 (D)(H)	30,000	30,019
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%), 6.006%, 02/25/2045 (D)(H)	30,000	30,000
Series 2025-MN10, Class M1 (30 day Average SOFR + 2.050%), 6.405%, 02/25/2045 (D)(H)	98,378	97,567
Series 2025-MN11, Class M2 (30 day Average SOFR + 2.650%), 7.006%, 07/25/2045 (D)(H)	60,000	59,958
Series 324, Class C18 IO, 4.000%, 12/15/2033	135,537	11,394
Series 400, Class C4 IO, 3.000%, 12/25/2052	123,145	22,088
Series 405, Class C17 IO, 2.500%, 08/25/2052	107,092	16,723
Series 4446, Class BI IO, 6.500%, 04/15/2039	59,401	10,934
Series 4975, Class EI IO, 4.500%, 05/25/2050	101,762	20,156

144

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5158, Class GI, 3.500%, 06/25/2049	$80,596	$14,424
Series 5462, Class S IO, 1.644%, 10/25/2054	113,820	8,835
Series 5543, Class DZ, 5.000%, 06/25/2055	193,187	183,827
Series K103, Class X1 IO, 0.752%, 11/25/2029	998,466	22,666
Series K106, Class X3 IO, 1.974%, 03/25/2048	490,000	34,065
Series K122, Class X1 IO, 0.961%, 11/25/2030	97,878	3,601
Series K129, Class X3 IO, 3.270%, 05/25/2031	165,000	24,325
Series K737, Class X1 IO, 0.723%, 10/25/2026	426,820	2,065
Series K740, Class X3 IO, 2.564%, 11/25/2047	135,000	6,048
Series K742, Class X3, IO, 2.685%, 04/25/2028	100,000	6,074
Series Q014, Class X IO, 2.773%, 10/25/2055	145,467	21,171
Federal National Mortgage Association
Series 2016-C03, Class 1B (30 day Average SOFR + 11.864%), 16.221%, 10/25/2028 (H)	29,663	31,229
Series 2016-C04, Class 1B (30 day Average SOFR + 10.364%), 14.721%, 01/25/2029 (H)	29,398	31,258
Series 2016-C06, Class 1B (30 day Average SOFR + 9.364%), 13.721%, 04/25/2029 (H)	34,469	36,942
Series 2021-3, Class NI IO, 2.500%, 02/25/2051	189,921	28,794
Series 2021-67, Class IG IO, 3.000%, 10/25/2051	111,749	18,433
Series 2021-R03, Class 1B2 (30 day Average SOFR + 5.500%), 9.856%, 12/25/2041 (D)(H)	75,000	77,643
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%), 8.856%, 01/25/2042 (D)(H)	175,000	181,454
Series 2022-R03, Class 1B1 (30 day Average SOFR + 6.250%), 10.606%, 03/25/2042 (D)(H)	69,000	73,701
Series 2022-R04, Class 1B1 (30 day Average SOFR + 5.250%), 9.606%, 03/25/2042 (D)(H)	165,000	174,473
Series 2022-R05, Class 2B1 (30 day Average SOFR + 4.500%), 8.856%, 04/25/2042 (D)(H)	70,000	73,167
Series 2023-2, Class CI IO, 2.000%, 10/25/2050	83,638	10,791
Series 2023-R01, Class 1B1 (30 day Average SOFR + 5.100%), 9.448%, 12/25/2042 (D)(H)	20,000	21,413
Series 2023-R02, Class 1M2 (30 day Average SOFR + 3.350%), 7.706%, 01/25/2043 (D)(H)	40,000	41,750
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%), 8.256%, 04/25/2043 (D)(H)	35,000	37,012
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%), 7.448%, 06/25/2043 (D)(H)	$36,000	$37,395
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%), 8.256%, 07/25/2043 (D)(H)	20,000	21,038
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%), 7.056%, 07/25/2043 (D)(H)	110,000	113,658
Series 2023-R08, Class 1B1 (30 day Average SOFR + 3.550%), 7.906%, 10/25/2043 (D)(H)	35,000	36,531
Series 2024-86, Class SA IO, 0.694%, 12/25/2054	183,922	6,656
Series 2024-R02, Class 1B1 (30 day Average SOFR + 2.500%), 6.856%, 02/25/2044 (D)(H)	60,000	61,013
Series 2024-R04, Class 1M2 (30 day Average SOFR + 1.650%), 6.006%, 05/25/2044 (D)(H)	90,000	90,169
Series 2024-R05, Class 2B1 (30 day Average SOFR + 2.000%), 6.356%, 07/25/2044 (D)(H)	35,000	35,000
Series 2025-22, Class AZ, 5.000%, 04/25/2055	184,527	175,131
Series 2025-44, Class ZA, 5.000%, 06/25/2055	183,019	166,838
Series 2025-R01, Class 1B1 (30 day Average SOFR + 1.700%), 6.048%, 01/25/2045 (D)(H)	60,000	59,738
Series 2025-R03, Class 2M2 (30 day Average SOFR + 2.250%), 6.606%, 03/25/2045 (D)(H)	110,000	111,788
Series 2025-R04, Class 1M2 (30 day Average SOFR + 1.500%), 5.856%, 05/25/2045 (D)(H)	30,000	30,116
Series 2025-R05, Class 2A1 (30 day Average SOFR + 1.000%), 5.356%, 07/25/2045 (D)(H)	42,386	42,459
Series 2025-R05, Class 2M2 (30 day Average SOFR + 1.600%), 5.956%, 07/25/2045 (D)(H)	70,000	70,244
Series 410, Class C8 IO, 4.000%, 04/25/2032	73,424	5,706
Series 437, Class C8 IO, 2.500%, 06/25/2052	108,049	17,443
Series 441, Class C5 IO, 2.000%, 04/25/2052	91,534	10,863
Government National Mortgage Association
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	107,536	24,062
Series 2017-130, Class IO, 4.500%, 02/20/2040	106,684	18,706
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	89,488	18,404
Series 2020-146, Class IA IO, 3.500%, 11/20/2041	157,917	24,489

145

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2021-142, Class BI, 3.500%, 08/20/2051	$113,904	$21,113
		4,147,827
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,251,617)		$7,353,917
ASSET-BACKED SECURITIES - 3.8%
AASET Trust, Series 2024-1A, Class A1, 6.261%, 05/16/2049 (D)	232,795	240,326
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month CME Term SOFR + 1.714%), 5.865%, 08/15/2034 (D)(H)	110,000	109,994
Bain Capital Credit CLO, Ltd.
Series 2021-3A, Class CR (3 month CME Term SOFR + 1.900%), 6.219%, 07/24/2034 (D)(H)	100,000	100,054
Series 2020-5A, Class DRR (3 month CME Term SOFR + 2.900%), 7.085%, 04/20/2034 (D)(H)	250,000	249,993
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class CRR (3 month CME Term SOFR + 1.750%), 6.075%, 04/20/2035 (D)(H)	250,000	250,022
BlueMountain CLO, Ltd., Series 2018-2A, Class D (3 month CME Term SOFR + 3.412%), 7.623%, 08/15/2031 (D)(H)	250,000	250,678
DataBank Issuer, Series 2021-2A, Class A2, 2.400%, 10/25/2051 (D)	55,000	53,418
Domino's Pizza Master Issuer LLC
Series 2019-1A, Class A2, 3.668%, 10/25/2049 (D)	48,000	46,171
Series 2021-1A, Class A2I, 2.662%, 04/25/2051 (D)	97,250	91,936
FirstKey Homes Trust, Series 2022-SFR1, Class C, 4.642%, 05/19/2039 (D)	105,000	104,331
Flatiron CLO 20, Ltd., Series 2020-1A, Class CR (3 month CME Term SOFR + 2.350%), 6.554%, 05/20/2036 (D)(H)	150,000	150,000
Flatiron CLO 23 LLC, Series 2023-1A, Class CR (3 month CME Term SOFR + 1.800%), 6.122%, 04/17/2036 (D)(H)	250,000	250,572
Greystone Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month CME Term SOFR + 1.764%), 5.915%, 07/15/2039 (D)(H)	100,000	99,878
Hertz Vehicle Financing LLC
Series 2022-2A, Class C, 2.950%, 06/26/2028 (D)	100,000	96,475
Series 2021-2A, Class C, 2.520%, 12/27/2027 (D)	100,000	97,286
Hilton Grand Vacations Trust, Series 2024-3A, Class B, 5.270%, 08/27/2040 (D)	68,714	69,438
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038 (D)	$89,189	$88,074
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 07/15/2039 (D)	69,807	68,410
Jersey Mike's Funding LLC, Series 2025-1A, Class A2, 5.610%, 08/16/2055 (D)	50,000	51,055
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046 (D)	167,847	158,569
MAPS Trust, Series 2021-1A, Class A, 2.521%, 06/15/2046 (D)	55,456	53,038
OCP CLO, Ltd., Series 2015-9A, Class D1R3 (3 month CME Term SOFR + 2.500%), 6.818%, 01/15/2037 (D)(H)	250,000	249,633
OneMain Direct Auto Receivables Trust, Series 2025-1A, Class D, 6.100%, 07/14/2037 (D)	100,000	101,863
Palmer Square Loan Funding, Ltd., Series 2025-1A, Class C (3 month CME Term SOFR + 2.250%), 6.461%, 02/15/2033 (D)(H)	250,000	249,983
Progress Residential Trust
Series 2022-SFR1, Class E1, 3.930%, 02/17/2041 (D)	150,000	144,044
Series 2022-SFR4, Class C, 4.888%, 05/17/2041 (D)	100,000	99,398
Series 2022-SFR7, Class D, 5.500%, 10/27/2039 (D)	100,000	99,794
Series 2024-SFR3, Class E1, 4.000%, 06/17/2041 (D)	100,000	94,324
Series 2021-SFR9, Class F, 4.053%, 11/17/2040 (D)	100,000	95,002
Series 2025-SFR5, Class B, 4.000%, 10/17/2042 (D)	100,000	95,778
Rockford Tower CLO, Ltd., Series 2021-1A, Class B (3 month CME Term SOFR + 1.912%), 6.237%, 07/20/2034 (D)(H)	250,000	250,213
Slam, Ltd., Series 2024-1A, Class A, 5.335%, 09/15/2049 (D)	93,674	94,387
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 01/20/2050 (D)	90,171	88,866
STAR Trust, Series 2025-SFR6, Class A (1 month CME Term SOFR + 1.400%), 5.551%, 08/17/2042 (D)(H)	100,000	100,209
Start II, Ltd., Series 2019-1, Class A, 4.089%, 03/15/2044 (D)	82,274	81,763
Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 07/30/2054 (D)	69,475	70,434
Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.036%, 03/25/2055 (D)	50,000	49,536
Symphony CLO XXII, Ltd., Series 2020-22A, Class CR (3 month CME Term SOFR + 2.100%), 6.429%, 04/18/2033 (D)(H)	250,000	250,019
Symphony CLO XXIX, Ltd., Series 2021-29A, Class CR (3 month CME Term SOFR + 1.900%), 6.183%, 10/15/2035 (D)(H)	250,000	250,966

146

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.821%, 08/25/2055 (D)	$85,000	$85,178
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A2, 5.169%, 04/01/2041	50,000	50,934
VCAT LLC, Series 2025-NPL1, Class A1 (5.877% to 1-25-28, then 8.877% to 1-25-29, then 9.877% thereafter), 5.877%, 01/25/2055 (D)	80,423	80,595
VOLT CII LLC, Series 2021-NP11, Class A1, 5.868%, 08/25/2051 (D)	45,313	45,300
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 09/15/2043 (D)	27,863	27,790
TOTAL ASSET-BACKED SECURITIES (Cost $5,398,842)		$5,435,727
COMMON STOCKS - 0.0%
Hong Kong - 0.0%
Yuzhou Group Holdings Company, Ltd. (L)(M)	30,226	990
Mexico - 0.0%
Unifin Financiera SAB de CV (L)(M)	27,653	0
TOTAL COMMON STOCKS (Cost $108,654)		$990
PREFERRED SECURITIES - 3.0%
Bermuda - 0.0%
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	3,337	79,421
United States - 3.0%
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	251,800
AGNC Investment Corp., 9.276% (3 month CME Term SOFR + 4.959%) (H)	10,000	253,600
Albemarle Corp., 7.250%	3,644	138,035
Ares Management Corp., 6.750%	700	34,783
Array Digital Infrastructure, Inc., 5.500%	250	4,695
Bank of America Corp., 7.250%	784	1,003,520
Citizens Financial Group, Inc., 6.500% (6.500% 10-6-30, then 5 Year CMT + 2.629%)	22,400	565,600
Citizens Financial Group, Inc., 7.375%	130	3,439
Comerica, Inc., 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	10,000	252,300
Corebridge Financial, Inc., 6.375%	1,597	39,206
DTE Energy Company, 6.250%	4,325	109,812
Federal Home Loan Mortgage Corp., Series Z, 8.375% (M)	675	10,557
Federal National Mortgage Association, Series S, 8.250% (M)	675	11,205
KKR & Company, Inc., 6.250%	929	48,633
Morgan Stanley, 6.625%	2,850	73,844
PG&E Corp., 6.000%	679	26,739
Sempra, 5.750% (G)	537	12,276
Stifel Financial Corp., 5.200%	574	12,209
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	3,884	100,518
The Boeing Company, 6.000%	1,222	85,015
The Southern Company, 6.500%	3,306	85,262
T-Mobile USA, Inc., 5.500% (G)	1,997	45,631
T-Mobile USA, Inc., 5.500%	2,199	49,807
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
United States (continued)
T-Mobile USA, Inc., 6.250%	1,029	$25,519
Wells Fargo & Company, 7.500%	784	967,683
		4,211,688
TOTAL PREFERRED SECURITIES (Cost $4,077,792)		$4,291,109
EXCHANGE-TRADED FUNDS - 9.9%
Invesco National AMT-Free Municipal Bond ETF (G)	72,700	1,678,643
iShares iBoxx $ High Yield Corporate Bond ETF	390	31,664
iShares National Muni Bond ETF (G)	63,000	6,708,870
Vanguard Tax-Exempt Bond Index ETF (G)	112,800	5,647,896
TOTAL EXCHANGE-TRADED FUNDS (Cost $13,681,411)		$14,067,073
ESCROW CERTIFICATES - 0.0%
Unifin Financiera SAB de CV (M)	$205,000	11,890
TOTAL ESCROW CERTIFICATES (Cost $114,614)		$11,890
SHORT-TERM INVESTMENTS - 10.1%
Short-term funds - 10.1%
John Hancock Collateral Trust, 4.0668% (N)(O)	1,008,664	10,090,065
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.0784% (N)	4,207,624	4,207,624
TOTAL SHORT-TERM INVESTMENTS (Cost $14,298,001)		$14,297,689
Total Investments (Opportunistic Fixed Income Trust) (Cost $184,740,333) - 130.1%		$185,248,860
Other assets and liabilities, net - (30.1%)		(42,831,669)
TOTAL NET ASSETS - 100.0%		$142,417,191
SALE COMMITMENTS OUTSTANDING - (11.1%)
U.S. Government Agency - (11.1)%
Federal National Mortgage Association
2.000%, TBA (B)	$(920,000)	$(741,463)
2.500%, TBA (B)	(725,000)	(681,670)
3.000%, TBA (B)	(1,231,000)	(1,081,212)
3.500%, TBA (B)	(200,000)	(182,742)
4.000%, TBA (B)	(1,440,000)	(1,356,919)
4.000%, TBA (B)	(950,000)	(895,004)
4.500%, TBA (B)	(350,000)	(339,473)
4.500%, TBA (B)	(160,000)	(155,125)
5.000%, TBA (B)	(3,041,000)	(3,014,035)
5.000%, TBA (B)	(3,365,000)	(3,337,002)
6.500%, TBA (B)	(1,945,000)	(2,009,960)
6.500%, TBA (B)	(970,000)	(1,003,041)
Government National Mortgage Association
4.500%, TBA (B)	(525,000)	(509,248)
4.500%, TBA (B)	(525,000)	(509,104)
TOTAL SALE COMMITMENTS OUTSTANDING (Proceeds received $15,862,620)		$(15,815,998)
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro

147

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
Opportunistic Fixed Income Trust (continued)
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $33,055,501 or 23.2% of the fund's net assets as of 9-30-25.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.
(G)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $9,854,492.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(L)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(M)	Non-income producing security.
(N)	The rate shown is the annualized seven-day yield as of 9-30-25.
(O)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	50	Long	Dec 2025	$3,756,047	$3,750,239	$(5,808)
10-Year Canada Government Bond Futures	48	Long	Dec 2025	4,129,958	4,223,669	93,711
10-Year Japan Government Bond Futures	1	Long	Dec 2025	924,301	918,213	(6,088)
10-Year U.S. Treasury Note Futures	106	Long	Dec 2025	11,941,213	11,925,000	(16,213)
5-Year U.S. Treasury Note Futures	22	Long	Dec 2025	2,411,934	2,402,297	(9,637)
U.K. Long Gilt Bond Futures	13	Long	Dec 2025	1,586,203	1,588,219	2,016
U.S. Treasury Long Bond Futures	9	Long	Dec 2025	1,047,295	1,049,344	2,049
Ultra 10-Year U.S. Treasury Note Futures	44	Long	Dec 2025	5,040,203	5,063,438	23,235
Ultra U.S. Treasury Bond Futures	30	Long	Dec 2025	3,597,735	3,601,875	4,140
2-Year U.S. Treasury Note Futures	24	Short	Dec 2025	(5,004,556)	(5,001,563)	2,993
Euro SCHATZ Futures	33	Short	Dec 2025	(4,150,770)	(4,144,798)	5,972
Euro-BTP Italian Government Bond Futures	26	Short	Dec 2025	(3,620,185)	(3,658,154)	(37,969)
Euro-Buxl Futures	6	Short	Dec 2025	(798,396)	(806,432)	(8,036)
Euro-OAT Futures	5	Short	Dec 2025	(710,119)	(712,355)	(2,236)
German Euro BOBL Futures	2	Short	Dec 2025	(277,638)	(276,630)	1,008
German Euro BUND Futures	19	Short	Dec 2025	(2,874,667)	(2,868,006)	6,661
						$55,798

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
148

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	7,560,000	USD	5,196	BOA	11/7/2025	—	$(240)
ARS	43,245,000	USD	29,824	CITI	11/19/2025	—	(2,038)
AUD	14,100	USD	9,315	GSI	10/30/2025	$19	—
AUD	2,700,000	USD	1,783,994	BOA	10/31/2025	3,344	—
AUD	987,000	USD	650,770	CITI	10/31/2025	2,601	—
AUD	745,000	USD	491,953	HSBC	10/31/2025	1,220	—
AUD	249,000	USD	164,554	SCB	10/31/2025	278	—
BRL	53,403,000	USD	9,933,228	GSI	10/2/2025	100,686	—
BRL	8,178,000	USD	1,515,300	GSI	11/4/2025	8,950	—
BRL	145,000	USD	26,495	GSI	12/2/2025	361	—
BRL	591,000	USD	106,663	MSI	12/2/2025	2,798	—
CAD	5,000	USD	3,622	GSI	10/30/2025	—	(24)
CAD	1,470,000	USD	1,055,952	BARC	10/31/2025	1,832	—
CAD	1,469,000	USD	1,054,847	BOA	10/31/2025	2,217	—
CAD	1,490,000	USD	1,079,365	CITI	10/31/2025	—	(7,189)
CHF	6,500	USD	8,238	GSI	10/30/2025	—	(45)
CLP	11,000,000	USD	11,583	BOA	12/17/2025	—	(142)
CLP	21,500,000	USD	22,541	CITI	12/17/2025	—	(180)
CLP	14,340,000	USD	14,886	HSBC	12/17/2025	29	—
CNY	522,000	USD	73,818	HSBC	12/17/2025	—	(239)
CNY	1,895,000	USD	267,980	MSI	12/17/2025	—	(867)
COP	1,174,432,000	USD	301,043	MSI	10/30/2025	—	(2,526)
CZK	31,361,000	USD	1,516,720	CITI	10/30/2025	—	(3,228)
CZK	7,651,000	USD	368,417	GSI	12/17/2025	1,253	—
EGP	697,000	USD	12,469	HSBC	10/27/2025	1,918	—
EGP	530,000	USD	10,605	CITI	12/17/2025	81	—
EGP	2,290,000	USD	38,840	CITI	1/8/2026	6,897	—
EGP	2,380,000	USD	40,325	HSBC	1/8/2026	7,209	—
EGP	1,049,000	USD	18,102	CITI	1/26/2026	2,707	—
EGP	1,928,000	USD	33,293	CITI	1/27/2026	4,937	—
EGP	1,680,000	USD	30,303	CITI	10/5/2026	—	(32)
EUR	9,000	USD	10,593	CITI	10/30/2025	—	(9)
EUR	197,900	USD	233,865	GSI	10/30/2025	—	(1,124)
EUR	101,000	USD	119,404	HSBC	10/31/2025	—	(616)
EUR	29,000	USD	34,197	CITI	12/17/2025	——	——
EUR	25,000	USD	29,629	DB	12/17/2025	—	(149)
EUR	5,000	USD	5,896	MSI	12/17/2025	——	——
GBP	13,300	USD	17,984	BARC	10/30/2025	—	(94)
GBP	1,099,000	USD	1,479,027	BOA	10/30/2025	—	(753)
GBP	14,000	USD	18,952	BARC	10/31/2025	—	(120)
GBP	29,000	USD	39,298	DB	12/17/2025	—	(292)
GBP	13,000	USD	17,582	GSI	12/17/2025	—	(97)
HKD	340,000	USD	43,756	BARC	10/30/2025	—	(37)
HKD	70,000	USD	9,003	CITI	10/30/2025	—	(2)
HUF	505,782,000	USD	1,515,359	GSI	10/30/2025	4,637	—
HUF	107,373,000	USD	316,566	BARC	12/17/2025	5,185	—
HUF	11,800,000	USD	35,446	MSI	12/17/2025	—	(86)
IDR	24,336,504,000	USD	1,452,752	DB	10/30/2025	5,192	—
IDR	512,470,000	USD	30,986	CITI	12/17/2025	—	(336)
IDR	2,286,000,000	USD	136,601	DB	12/17/2025	120	—
INR	24,970,000	USD	280,827	BOA	10/31/2025	—	(230)
INR	3,430,000	USD	38,875	DB	12/17/2025	—	(439)
INR	4,613,000	USD	51,995	MSI	12/17/2025	—	(303)
JPY	2,932,000	USD	19,939	GSI	10/30/2025	—	(54)
JPY	215,198,000	USD	1,451,868	HSBC	10/30/2025	7,597	—
JPY	104,100,000	USD	702,366	SSB	10/31/2025	3,711	—
KRW	2,019,313,000	USD	1,440,492	SSB	10/30/2025	—	(795)
KRW	55,670,000	USD	40,514	JPM	12/17/2025	—	(728)
KRW	15,680,000	USD	11,344	MSI	12/17/2025	—	(138)
KZT	16,400,000	USD	29,485	BOA	12/17/2025	—	(304)
KZT	29,900,000	USD	53,826	DB	12/17/2025	—	(623)
MXN	4,039,000	USD	218,235	JPM	10/30/2025	1,661	—
MXN	1,127,000	USD	60,941	GSI	10/31/2025	410	—
MXN	530,000	USD	28,609	MSI	12/17/2025	98	—
MYR	738,000	USD	175,672	HSBC	12/17/2025	70	—
NGN	86,176,000	USD	55,850	BOA	12/17/2025	323	—
NGN	34,791,000	USD	20,883	CITI	2/9/2026	1,305	—
149

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NOK	14,976,000	USD	1,505,622	HSBC	10/30/2025	—	$(4,676)
NZD	465,000	USD	269,708	BARC	10/31/2025	$178	—
NZD	2,857,000	USD	1,669,982	HSBC	10/31/2025	—	(11,783)
NZD	411,000	USD	238,809	SSB	10/31/2025	—	(265)
PEN	165,000	USD	47,496	BOA	12/17/2025	—	(65)
PEN	444,000	USD	126,803	CITI	12/17/2025	828	—
PEN	92,000	USD	26,433	JPM	12/17/2025	13	—
PHP	64,109,000	USD	1,111,539	SCB	10/30/2025	—	(13,484)
PHP	3,270,000	USD	57,348	DB	12/17/2025	—	(1,415)
PLN	1,256,000	USD	344,087	MSI	12/17/2025	1,040	—
RSD	4,360,000	USD	43,478	CITI	12/17/2025	187	—
SEK	1,046,000	USD	111,317	MSI	10/30/2025	—	(7)
SGD	10,000	USD	7,812	SSB	10/30/2025	—	(42)
THB	7,608,000	USD	240,988	BARC	12/17/2025	—	(4,771)
THB	3,136,000	USD	99,417	CITI	12/17/2025	—	(2,049)
TRY	9,167,000	USD	214,795	HSBC	10/30/2025	695	—
TRY	1,470,000	USD	33,132	MSI	12/17/2025	105	—
TRY	2,510,000	USD	45,324	MSI	4/27/2026	5,899	—
TRY	24,005,000	USD	430,077	CITI	4/28/2026	59,425	—
TRY	12,000,000	USD	220,814	DB	7/17/2026	9,560	—
TRY	15,000,000	USD	268,914	BARC	9/16/2026	6,252	—
USD	5,167	ARS	7,560,000	GSI	11/7/2025	212	—
USD	7,344	ARS	11,545,000	CITI	11/19/2025	—	(74)
USD	21,419	ARS	31,700,000	JPM	11/19/2025	1,051	—
USD	779,042	AUD	1,182,000	BOA	10/30/2025	—	(3,403)
USD	4,547,202	AUD	6,882,000	BOA	10/31/2025	—	(8,522)
USD	33,103	AUD	50,000	DB	12/17/2025	—	(12)
USD	9,759,320	BRL	53,403,000	GSI	10/2/2025	—	(274,594)
USD	43,041	BRL	231,000	BARC	11/4/2025	—	(14)
USD	8,379,733	BRL	45,225,000	GSI	11/4/2025	—	(49,492)
USD	35,142	BRL	195,000	DB	12/2/2025	—	(974)
USD	402,322	BRL	2,242,000	GSI	12/2/2025	—	(12,925)
USD	1,487,538	CAD	2,062,000	CITI	10/30/2025	3,834	—
USD	2,117,438	CAD	2,923,000	CITI	10/31/2025	14,103	—
USD	18,042	CAD	25,000	CITI	12/17/2025	13	—
USD	21,762	CAD	30,000	HSBC	12/17/2025	129	—
USD	721,176	CHF	571,000	BOA	10/30/2025	1,454	—
USD	1,557,968	CLP	1,485,957,000	HSBC	10/30/2025	12,185	—
USD	28,476	CLP	27,400,000	BOA	12/17/2025	—	(22)
USD	649,028	CNY	4,615,000	GSI	10/31/2025	600	—
USD	30,639	CNY	216,000	GSI	12/17/2025	193	—
USD	22,822	CNY	162,000	MSI	12/17/2025	—	(13)
USD	3,593,133	COP	13,968,304,000	CITI	10/31/2025	43,097	—
USD	15,784	COP	62,205,000	CITI	12/17/2025	79	—
USD	14,438	COP	57,400,000	MSI	12/17/2025	—	(54)
USD	22,310	CZK	462,000	HSBC	10/30/2025	13	—
USD	725,686	CZK	14,890,000	GSI	10/31/2025	7,073	—
USD	18,360	CZK	380,000	DB	12/17/2025	——	——
USD	34,278	CZK	710,000	HSBC	12/17/2025	—	(27)
USD	13,035	EGP	697,000	MSI	10/27/2025	—	(1,351)
USD	5,356	EGP	265,000	CITI	12/17/2025	14	—
USD	30,124	EGP	1,505,000	CITI	1/8/2026	66	—
USD	5,978	EGP	330,000	MSI	1/8/2026	—	(613)
USD	1,492,367	EUR	1,268,000	DB	10/30/2025	1,135	—
USD	172,866	EUR	147,000	BOA	10/31/2025	—	(24)
USD	347,463	EUR	294,000	CITI	10/31/2025	1,683	—
USD	10,657,933	EUR	9,014,386	DB	10/31/2025	55,917	—
USD	818,851	EUR	696,000	SSB	10/31/2025	271	—
USD	41,228	EUR	35,000	DB	12/17/2025	—	(44)
USD	10,720	EUR	9,000	MSI	12/17/2025	108	—
USD	62,939	EUR	53,000	SCB	12/17/2025	441	—
USD	3,745,068	GBP	2,767,000	BARC	10/31/2025	23,135	—
USD	77,838	GBP	58,000	HSBC	10/31/2025	—	(179)
USD	56,691	GBP	42,000	JPM	12/17/2025	199	—
USD	25,093	HKD	195,000	GSI	10/31/2025	18	—
USD	26,469	HUF	8,845,000	BOA	10/30/2025	—	(113)
150

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	568,045	HUF	187,700,000	SCB	10/31/2025	$3,996	—
USD	43,862	HUF	14,700,000	DB	12/17/2025	—	$(187)
USD	51,003	HUF	16,899,000	MSI	12/17/2025	364	—
USD	200,346	IDR	3,356,000,000	DB	10/31/2025	—	(698)
USD	23,144	IDR	382,000,000	HSBC	12/17/2025	297	—
USD	11,894	IDR	198,000,000	JPM	12/17/2025	52	—
USD	707,735	ILS	2,365,000	BARC	10/31/2025	—	(6,292)
USD	351,239	INR	31,242,000	BARC	10/30/2025	139	—
USD	2,260,752	INR	201,017,000	BOA	10/31/2025	1,848	—
USD	2,717	JPY	400,000	CITI	10/30/2025	4	—
USD	3,051,655	JPY	452,296,000	SSB	10/31/2025	—	(16,122)
USD	51,198	KRW	71,350,000	DB	12/17/2025	206	—
USD	17,098	KRW	23,920,000	MSI	12/17/2025	3	—
USD	658,615	MXN	12,180,000	GSI	10/31/2025	—	(4,431)
USD	21,091	MXN	390,000	BOA	12/17/2025	—	(33)
USD	17,404	MXN	327,000	DB	12/17/2025	—	(308)
USD	67,360	MXN	1,257,000	MSI	12/17/2025	—	(725)
USD	607,519	MYR	2,550,000	HSBC	10/31/2025	1,429	—
USD	23,216	NGN	35,427,000	MSI	12/17/2025	123	—
USD	10,373,764	NOK	102,518,000	CITI	10/31/2025	98,994	—
USD	1,472,662	NZD	2,530,000	HSBC	10/30/2025	4,312	—
USD	5,016,961	NZD	8,583,000	HSBC	10/31/2025	35,399	—
USD	23,898	NZD	40,000	CITI	12/17/2025	641	—
USD	57,009	PEN	200,000	SCB	10/31/2025	—	(551)
USD	86,584	PEN	302,000	BOA	12/17/2025	—	(228)
USD	26,636	PEN	93,000	MSI	12/17/2025	—	(97)
USD	16,967	PHP	990,000	CITI	12/17/2025	33	—
USD	57,171	PHP	3,270,000	DB	12/17/2025	1,237	—
USD	1,480,289	PLN	5,382,000	GSI	10/30/2025	104	—
USD	186,978	PLN	675,000	BARC	10/31/2025	1,338	—
USD	5,503	PLN	20,000	MSI	12/17/2025	7	—
USD	100,854	RON	435,000	GSI	10/31/2025	551	—
USD	48,962	RON	213,000	BOA	12/17/2025	—	(24)
USD	142,782	RON	623,000	GSI	12/17/2025	—	(496)
USD	7,670	RSD	762,000	CITI	10/31/2025	37	—
USD	1,484,951	SEK	13,935,000	HSBC	10/30/2025	2,056	—
USD	1,495,279	SGD	1,922,000	BARC	10/30/2025	1,971	—
USD	7,774	SGD	10,000	CITI	10/30/2025	5	—
USD	51,035	SGD	65,000	MSI	12/17/2025	359	—
USD	23,354	SGD	30,000	SCB	12/17/2025	—	(35)
USD	959,126	THB	30,740,000	CITI	10/31/2025	8,293	—
USD	45,043	THB	1,420,000	CITI	12/17/2025	954	—
USD	23,731	THB	760,000	DB	12/17/2025	135	—
USD	40,661	THB	1,280,000	HSBC	12/17/2025	919	—
USD	274,289	TRY	12,000,000	DB	10/17/2025	—	(10,888)
USD	45,301	TRY	1,935,000	HSBC	10/31/2025	—	(147)
USD	331,932	TRY	15,000,000	BARC	12/17/2025	—	(7,214)
USD	10,585	TRY	477,000	GSI	12/17/2025	—	(200)
USD	469,040	TRY	24,005,000	DB	4/28/2026	—	(20,462)
USD	4,500	UYU	180,000	CITI	10/31/2025	—	(1)
USD	1,690,142	ZAR	29,303,000	BOA	10/31/2025	—	(3,228)
USD	45,732	ZAR	808,000	BARC	12/17/2025	—	(801)
USD	55,301	ZAR	964,000	MSI	12/17/2025	—	(216)
USD	45,507	ZAR	790,000	SSB	12/17/2025	10	—
ZAR	25,350,000	USD	1,459,120	GSI	10/30/2025	5,914	—
ZAR	404,000	USD	23,242	CITI	12/17/2025	24	—
ZAR	140,000	USD	8,026	DB	12/17/2025	37	—
ZAR	355,000	USD	20,315	GSI	12/17/2025	129	—
151

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ZAR	370,000	USD	21,333	MSI	12/17/2025	—	$(25)
						$602,771	$(488,495)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	450,000	USD	Fixed 3.704%	USD Compounded SOFR	Annual	Annual	May 2029	—	$(4,501)	$(4,501)
Centrally cleared	23,960,000	CNY	Fixed 2.010%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(49,086)	(49,086)
Centrally cleared	11,025,000	CNY	Fixed 1.753%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(7,490)	(7,490)
Centrally cleared	227,800,000	INR	Fixed 6.033%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Mar 2030	—	(34,042)	(34,042)
Centrally cleared	21,340,000	CNY	Fixed 1.573%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Jun 2030	—	10,101	10,101
Centrally cleared	3,110,000	CAD	CAD CORRA Compounded OIS	Fixed 2.703%	Semi-Annual	Semi-Annual	Dec 2030	—	16,971	16,971
Centrally cleared	3,070,920,000	CLP	CLP CLICP Bloomberg	Fixed 4.768%	Semi-Annual	Semi-Annual	Dec 2030	—	(11,632)	(11,632)
Centrally cleared	1,260,000	CAD	Fixed 2.560%	CAD CORRA Compounded OIS	Semi-Annual	Semi-Annual	Dec 2030	$251	(1,096)	(845)
Centrally cleared	31,000,000	NOK	NOK NIBOR NIBR	Fixed 3.909%	Annual	Semi-Annual	Dec 2030	—	(19,081)	(19,081)
Centrally cleared	5,710,000	AUD	Fixed 3.940%	AUD BBR BBSW	Semi-Annual	Semi-Annual	Dec 2030	(2,093)	245	(1,848)
Centrally cleared	2,120,000	SGD	Fixed 2.414%	SGD SORA Compounded OIS	Semi-Annual	Semi-Annual	Jun 2035	—	(97,853)	(97,853)
Centrally cleared	30,025,000	THB	Fixed 1.738%	THB THOR Compounded OIS	Quarterly	Quarterly	Sep 2035	—	(24,598)	(24,598)
Centrally cleared	20,015,000	THB	Fixed 1.770%	THB THOR Compounded OIS	Quarterly	Quarterly	Sep 2035	—	(18,234)	(18,234)
Centrally cleared	2,960,000	SGD	Fixed 1.940%	SGD SORA Compounded OIS	Semi-Annual	Semi-Annual	Sep 2035	9,425	(41,784)	(32,359)
Centrally cleared	21,570,000	CZK	CZK PRIBOR PRBO	Fixed 4.135%	Annual	Semi-Annual	Dec 2035	—	(4,758)	(4,758)
Centrally cleared	1,360,000	CAD	Fixed 2.940%	CAD CORRA Compounded OIS	Semi-Annual	Semi-Annual	Dec 2035	(509)	(3,244)	(3,753)
Centrally cleared	4,600,000	SEK	SEK STIBOR SIDE	Fixed 2.780%	Annual	Quarterly	Dec 2035	(71)	1,278	1,207
Centrally cleared	2,240,000	CHF	Fixed 0.740%	CHF SARON Compounded OIS	Annual	Annual	Dec 2035	—	6,209	6,209
								$7,003	$(282,595)	$(275,592)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	555,000	USD	$555,000	1.000%	Quarterly	Jun 2030	$20,289	$(14,711)	$5,578
BARC	Federative Republic of Brazil	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	7,046	(4,282)	2,764
BARC	Federative Republic of Brazil	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	6,719	(3,955)	2,764
BARC	Federative Republic of Brazil	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	5,735	(2,971)	2,764
BARC	Federative Republic of Brazil	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	4,605	(1,826)	2,779
BARC	People's Republic of China	1,830,000	USD	1,830,000	1.000%	Quarterly	Jun 2030	(36,832)	(15,006)	(51,838)
BARC	Petroleo Brasileiro SA	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	8,921	(4,869)	4,052
BARC	Petroleo Brasileiro SA	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	8,470	(4,418)	4,052
BARC	Petroleo Brasileiro SA	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	8,366	(4,314)	4,052
BARC	Petroleo Brasileiro SA	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	8,054	(4,002)	4,052
BARC	Petroleo Brasileiro SA	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	7,065	(2,940)	4,125
BARC	Petroleo Brasileiro SA	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	6,618	(2,551)	4,067
BARC	Republic of Chile	525,000	USD	525,000	1.000%	Quarterly	Jun 2030	(8,823)	(3,536)	(12,359)
BARC	Republic of Chile	260,000	USD	260,000	1.000%	Quarterly	Jun 2030	(4,835)	(1,286)	(6,121)
152

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Chile	260,000	USD	$260,000	1.000%	Quarterly	Jun 2030	$(4,885)	$(1,236)	$(6,121)
BARC	Republic of Chile	260,000	USD	260,000	1.000%	Quarterly	Jun 2030	(5,335)	(771)	(6,106)
BARC	Republic of Colombia	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	10,832	(1,749)	9,083
BARC	Republic of Indonesia	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(1,894)	(866)	(2,760)
BARC	Republic of Indonesia	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(2,176)	(584)	(2,760)
BARC	Republic of Panama	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	11,156	(7,930)	3,226
BARC	Republic of Panama	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	10,990	(7,764)	3,226
BARC	Republic of Panama	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	10,048	(6,822)	3,226
BARC	Republic of Peru	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(1,172)	(3,063)	(4,235)
BARC	Republic of Peru	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(2,025)	(2,210)	(4,235)
BARC	United Mexican States	805,000	USD	805,000	1.000%	Quarterly	Jun 2030	5,718	(11,769)	(6,051)
BARC	United Mexican States	255,000	USD	255,000	1.000%	Quarterly	Jun 2030	(740)	(1,163)	(1,903)
BARC	United Mexican States	255,000	USD	255,000	1.000%	Quarterly	Jun 2030	(988)	(915)	(1,903)
BOA	Federative Republic of Brazil	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	5,784	(3,005)	2,779
BOA	Petroleo Brasileiro SA	560,000	USD	560,000	1.000%	Quarterly	Jun 2030	21,637	(13,387)	8,250
BOA	Petroleo Brasileiro SA	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	7,187	(3,120)	4,067
BOA	Republic of Chile	260,000	USD	260,000	1.000%	Quarterly	Jun 2030	(4,656)	(1,465)	(6,121)
BOA	Republic of Indonesia	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(1,895)	(865)	(2,760)
BOA	Republic of Indonesia	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(2,348)	(412)	(2,760)
BOA	Republic of Panama	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	11,966	(8,740)	3,226
BOA	Republic of Panama	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	11,554	(8,328)	3,226
BOA	Republic of Peru	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(3,647)	(573)	(4,220)
BOA	Republic of South Africa	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	10,017	(4,041)	5,976
BOA	Republic of South Africa	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	8,578	(2,602)	5,976
CITI	Barclays PLC	100,000	EUR	103,280	1.000%	Quarterly	Dec 2029	350	(681)	(331)
CITI	Republic of Colombia	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	10,671	(1,588)	9,083
CITI	Republic of Colombia	260,000	USD	260,000	1.000%	Quarterly	Jun 2030	8,995	(561)	8,434
CITI	Republic of Colombia	260,000	USD	260,000	1.000%	Quarterly	Jun 2030	7,623	811	8,434
CITI	Republic of Peru	250,000	USD	250,000	1.000%	Quarterly	Jun 2030	(3,692)	(289)	(3,981)
CITI	United Mexican States	255,000	USD	255,000	1.000%	Quarterly	Jun 2030	(487)	(1,416)	(1,903)
DB	Government of Malaysia	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	(6,460)	(33)	(6,493)
DB	Republic of Colombia	260,000	USD	260,000	1.000%	Quarterly	Jun 2030	7,090	1,344	8,434
DB	Republic of Peru	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(2,201)	(2,019)	(4,220)
GSI	Emirate of Abu Dhabi	2,080,000	USD	2,080,000	1.000%	Quarterly	Jun 2030	(57,123)	(8,515)	(65,638)
GSI	Federative Republic of Brazil	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	7,148	(4,384)	2,764
GSI	Government of Malaysia	1,570,000	USD	1,570,000	1.000%	Quarterly	Jun 2030	(30,747)	(10,950)	(41,697)
GSI	Republic of Colombia	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	9,822	(739)	9,083
GSI	Republic of Indonesia	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(2,463)	(297)	(2,760)
GSI	Republic of Panama	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	5,887	(2,703)	3,184
GSI	Republic of Panama	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	5,345	(2,161)	3,184
GSI	Republic of Peru	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(3,491)	(729)	(4,220)
GSI	Republic of Peru	250,000	USD	250,000	1.000%	Quarterly	Jun 2030	(3,294)	(687)	(3,981)
GSI	Societe Generale SA	15,000	EUR	16,307	1.000%	Quarterly	Jun 2030	176	(79)	97
GSI	State of Qatar	2,855,000	USD	2,855,000	1.000%	Quarterly	Jun 2030	(79,659)	(9,931)	(89,590)
GSI	United Mexican States	270,000	USD	270,000	1.000%	Quarterly	Jun 2030	(577)	(1,437)	(2,014)
JPM	People's Republic of China	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(6,019)	(1,488)	(7,507)
JPM	Republic of Colombia	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	11,083	(2,000)	9,083
JPM	Republic of Indonesia	795,000	USD	795,000	1.000%	Quarterly	Jun 2030	(5,517)	(2,763)	(8,280)
JPM	Republic of South Africa	560,000	USD	560,000	1.000%	Quarterly	Jun 2030	24,452	(12,531)	11,921
JPM	United Mexican States	250,000	USD	250,000	1.000%	Quarterly	Jun 2030	(1,504)	(361)	(1,865)
MSI	Federative Republic of Brazil	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	9,657	(6,843)	2,814
MSI	Republic of Chile	260,000	USD	260,000	1.000%	Quarterly	Jun 2030	(4,781)	(1,340)	(6,121)
MSI	Republic of Chile	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(5,335)	(903)	(6,238)
MSI	Republic of Chile	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(5,243)	(981)	(6,224)
MSI	Republic of Colombia	285,000	USD	285,000	1.000%	Quarterly	Jun 2030	14,648	(5,419)	9,229
MSI	Republic of Colombia	285,000	USD	285,000	1.000%	Quarterly	Jun 2030	14,664	(5,435)	9,229
MSI	Republic of Colombia	20,000	USD	20,000	1.000%	Quarterly	Jun 2030	848	(199)	649
MSI	Republic of Panama	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	10,964	(7,738)	3,226
MSI	Republic of Panama	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	10,155	(6,929)	3,226
MSI	Republic of Panama	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	6,135	(2,951)	3,184
153

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
MSI	Republic of Peru	265,000	USD	$265,000	1.000%	Quarterly	Jun 2030	$(2,477)	$(1,758)	$(4,235)
MSI	Republic of Peru	250,000	USD	250,000	1.000%	Quarterly	Jun 2030	(3,352)	(629)	(3,981)
MSI	Republic of South Africa	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	11,996	(6,035)	5,961
MSI	Republic of South Africa	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	11,278	(5,317)	5,961
MSI	Republic of South Africa	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	10,562	(4,601)	5,961
MSI	Republic of South Africa	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	10,029	(4,053)	5,976
MSI	Republic of South Africa	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	8,441	(2,465)	5,976
MSI	Republic of South Africa	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	7,960	(2,090)	5,870
MSI	Republic of South Africa	260,000	USD	260,000	1.000%	Quarterly	Jun 2030	7,321	(1,772)	5,549
MSI	Republic of South Africa	260,000	USD	260,000	1.000%	Quarterly	Jun 2030	6,252	(703)	5,549
				$31,434,587				$150,234	$(298,395)	$(148,161)
Centrally cleared	CDX.EM.42	8,325,000	USD	8,325,000	1.000%	Quarterly	Dec 2029	176,156	(99,237)	76,919
Centrally cleared	CDX.NA.HY.44	2,755,000	USD	2,755,000	5.000%	Quarterly	Jun 2030	(201,340)	(22,665)	(224,005)
Centrally cleared	iTraxx Europe Crossover Series 43 Version 2	3,547,043	EUR	4,118,244	5.000%	Quarterly	Jun 2030	(371,447)	(82,601)	(454,048)
Centrally cleared	iTraxx Europe Sub Financials Series 43 Version 1	2,480,000	EUR	2,900,142	1.000%	Quarterly	Jun 2030	(2,160)	(9,910)	(12,070)
				$18,098,386				$(398,791)	$(214,413)	$(613,204)
				$49,532,973				$(248,557)	$(512,808)	$(761,365)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	Anglo American Capital PLC	0.613%	260,000	EUR	$284,869	5.000%	Quarterly	Dec 2028	$28,836	$15,027	$43,863
BOA	Anglo American Capital PLC	0.613%	260,000	EUR	285,675	5.000%	Quarterly	Dec 2028	28,737	15,126	43,863
CITI	Danske Bank AS	0.948%	100,000	EUR	103,630	1.000%	Quarterly	Dec 2029	—	848	848
GSI	Lloyds Banking Group PLC	1.058%	15,000	EUR	16,273	1.000%	Quarterly	Jun 2030	(138)	130	(8)
					$690,447				$57,435	$31,131	$88,566
Centrally cleared	CDX.NA.HY.44	2.998%	39,000	USD	39,000	5.000%	Quarterly	Jun 2030	2,166	1,016	3,182
					$39,000				$2,166	$1,016	$3,182
					$729,447				$59,601	$32,147	$91,748
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,315,000	Dec 2025	JPM	—	$(90,831)	$(90,831)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,390,000	Mar 2026	JPM	—	1,062	1,062
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	3,305,000	Dec 2025	MSI	—	(95,322)	(95,322)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	3,215,000	Dec 2025	MSI	—	(18,577)	(18,577)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	14,770,000	Mar 2026	MSI	—	168,335	168,335
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	4,480,000	Mar 2026	MSI	—	87,302	87,302
								—	$51,969	$51,969

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
154

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	210,000	USD	$210,000	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	$50,453	$50,453
CITI	1,290,000	USD	1,290,000	Fixed 2.440%	USA CPI All Urban Consumers	At Maturity	At Maturity	Sep 2055	$(3,793)	5,448	1,655
JPM	1,700,000	USD	1,700,000	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	(35,963)	382,060	346,097
			$3,200,000						$(39,756)	$437,961	$398,205
Centrally cleared	3,510,000	USD	3,510,000	USA CPI All Urban Consumers	Fixed 2.660%	At Maturity	At Maturity	Aug 2030	(2,893)	2,167	(726)
Centrally cleared	3,510,000	USD	3,510,000	Fixed 2.563%	USA CPI All Urban Consumers	At Maturity	At Maturity	Aug 2035	2,532	(2,389)	143
			$7,020,000						$(361)	$(222)	$(583)
			$10,220,000						$(40,117)	$437,739	$397,622
Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RSD	Serbian Dinar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
155

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CLICP	Sinacofi Chile Interbank Rate Average
CNREPOFIX	China Fixing Repo Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SORA	Singapore Overnight Rate Average
SSB	State Street Bank and Trust Company
STIBOR	Stockholm Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.0%
Consumer discretionary – 2.0%
Hotels, restaurants and leisure – 2.0%
Hilton Worldwide Holdings, Inc.	15,080	$3,912,355
Hyatt Hotels Corp., Class A	13,097	1,858,857
		5,771,212
Financials – 2.0%
Capital markets – 2.0%
Brookfield Corp.	86,726	5,947,669
Health care – 1.7%
Health care providers and services – 1.7%
Brookdale Senior Living, Inc. (A)	579,072	4,904,740
Real estate – 92.3%
Diversified REITs – 5.6%
Essential Properties Realty Trust, Inc.	168,636	5,018,607
WP Carey, Inc.	165,695	11,196,011
		16,214,618
Health care REITs – 19.5%
American Healthcare REIT, Inc.	213,393	8,964,640
CareTrust REIT, Inc.	208,925	7,245,519
Ventas, Inc.	71,059	4,973,419
Welltower, Inc.	198,138	35,296,303
		56,479,881
Hotel and resort REITs – 1.3%
Xenia Hotels & Resorts, Inc.	288,680	3,960,690
Industrial REITs – 12.1%
EastGroup Properties, Inc.	31,147	5,271,941
Prologis, Inc.	261,478	29,944,461
		35,216,402
Office REITs – 6.1%
COPT Defense Properties	94,779	2,754,278
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
JBG SMITH Properties	93,918	$2,089,676
Kilroy Realty Corp.	131,383	5,550,932
Paramount Group, Inc. (A)	435,824	2,850,289
SL Green Realty Corp.	73,421	4,391,310
		17,636,485
Real estate management and development – 1.0%
CBRE Group, Inc., Class A (A)	9,275	1,461,369
Jones Lang LaSalle, Inc. (A)	4,951	1,476,784
		2,938,153
Residential REITs – 11.0%
American Homes 4 Rent, Class A	65,314	2,171,691
AvalonBay Communities, Inc.	48,158	9,302,681
Essex Property Trust, Inc.	53,130	14,220,776
Mid-America Apartment Communities, Inc.	43,960	6,142,531
		31,837,679
Retail REITs – 15.5%
Brixmor Property Group, Inc.	205,969	5,701,222
Realty Income Corp.	70,964	4,313,902
Regency Centers Corp.	80,017	5,833,239
Simon Property Group, Inc.	100,608	18,881,103
Tanger, Inc.	127,404	4,311,351
Urban Edge Properties	285,642	5,847,092
		44,887,909
Specialized REITs – 20.2%
American Tower Corp.	8,138	1,565,100
Digital Realty Trust, Inc.	88,315	15,267,897
EPR Properties	35,682	2,069,913
Equinix, Inc.	20,629	16,157,458
Millrose Properties, Inc., Class A	144,312	4,850,326

156

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Public Storage	39,196	$11,321,765
Smartstop Self Storage REIT, Inc.	192,410	7,242,312
		58,474,771
		267,646,588
TOTAL COMMON STOCKS (Cost $257,828,130)		$284,270,209
SHORT-TERM INVESTMENTS – 1.4%
Short-term funds – 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.0784% (B)	3,940,009	3,940,009
TOTAL SHORT-TERM INVESTMENTS (Cost $3,940,009)		$3,940,009
Total Investments (Real Estate Securities Trust) (Cost $261,768,139) – 99.4%		$288,210,218
Other assets and liabilities, net – 0.6%		1,714,981
TOTAL NET ASSETS – 100.0%		$289,925,199
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-25.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 100.1%
Communication services – 14.8%
Entertainment – 1.6%
Electronic Arts, Inc.	22,000	$4,437,400
ROBLOX Corp., Class A (A)	57,926	8,023,910
Spotify Technology SA (A)	4,900	3,420,200
Take-Two Interactive Software, Inc. (A)	12,500	3,229,500
		19,111,010
Interactive media and services – 13.2%
Alphabet, Inc., Class A	227,497	55,304,521
Alphabet, Inc., Class C	189,508	46,154,673
Meta Platforms, Inc., Class A	77,150	56,657,417
Reddit, Inc., Class A (A)	11,000	2,529,890
		160,646,501
		179,757,511
Consumer discretionary – 1.4%
Automobiles – 1.0%
Tesla, Inc. (A)	27,730	12,332,086
Hotels, restaurants and leisure – 0.2%
DoorDash, Inc., Class A (A)	5,400	1,468,746
Specialty retail – 0.2%
Carvana Company (A)	6,900	2,602,956
		16,403,788
Financials – 0.5%
Capital markets – 0.4%
Coinbase Global, Inc., Class A (A)	1,700	573,733
Galaxy Digital, Inc., Class A (A)	21,000	710,010
Gemini Space Station, Inc., Class A (A)(B)	8,867	212,453
Robinhood Markets, Inc., Class A (A)	27,500	3,937,450
		5,433,646
Financial services – 0.1%
Klarna Group PLC (A)(B)	16,600	608,390
		6,042,036
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 0.6%
Aerospace and defense – 0.2%
Axon Enterprise, Inc. (A)	900	$645,876
Firefly Aerospace, Inc. (A)(B)	19,614	575,082
Rocket Lab Corp. (A)	34,100	1,633,731
		2,854,689
Electrical equipment – 0.3%
Bloom Energy Corp., Class A (A)	43,500	3,678,795
Ground transportation – 0.1%
Uber Technologies, Inc. (A)	10,800	1,058,076
Machinery – 0.0%
Symbotic, Inc. (A)(B)	2,200	118,580
		7,710,140
Information technology – 82.6%
Communications equipment – 4.2%
Arista Networks, Inc. (A)	137,850	20,086,124
Ciena Corp. (A)	9,000	1,311,030
Cisco Systems, Inc.	244,600	16,735,532
Lumentum Holdings, Inc. (A)	23,100	3,758,601
Motorola Solutions, Inc.	20,300	9,282,987
		51,174,274
Electronic equipment, instruments and components – 3.9%
Amphenol Corp., Class A	133,357	16,502,929
Celestica, Inc. (A)	22,300	5,494,274
Cognex Corp.	12,900	584,370
Coherent Corp. (A)	24,000	2,585,280
Corning, Inc.	122,072	10,013,566
Fabrinet (A)	6,400	2,333,568
Flex, Ltd. (A)	10,800	626,076
Jabil, Inc.	9,600	2,084,832
TE Connectivity PLC	27,752	6,092,397
TTM Technologies, Inc. (A)	12,400	714,240
		47,031,532
IT services – 5.6%
Applied Digital Corp. (A)	86,400	1,982,016
Cloudflare, Inc., Class A (A)	38,100	8,175,879
Gartner, Inc. (A)	14,600	3,837,902
IBM Corp.	77,599	21,895,334
MongoDB, Inc. (A)	14,800	4,593,624
Shopify, Inc., Class A (A)	132,086	19,629,300
Snowflake, Inc. (A)	27,200	6,134,960
Twilio, Inc., Class A (A)	11,200	1,121,008
Whitefiber, Inc. (A)(B)	54,550	1,482,124
		68,852,147
Semiconductors and semiconductor equipment – 29.6%
Advanced Micro Devices, Inc. (A)	136,218	22,038,710
Applied Materials, Inc.	57,100	11,690,654
Broadcom, Inc.	287,526	94,857,703
Credo Technology Group Holding, Ltd. (A)	48,700	7,091,207
First Solar, Inc. (A)	10,400	2,293,512
Impinj, Inc. (A)	23,700	4,283,775
Intel Corp. (A)	361,200	12,118,260
KLA Corp.	16,839	18,162,545
Lam Research Corp.	96,000	12,854,400
Marvell Technology, Inc.	99,853	8,394,642
Micron Technology, Inc.	108,400	18,137,488
Monolithic Power Systems, Inc.	10,813	9,954,880
NVIDIA Corp.	662,023	123,520,250
Qualcomm, Inc.	28,800	4,791,168
Rambus, Inc. (A)	34,557	3,600,839
Semtech Corp. (A)	9,500	678,775

157

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Teradyne, Inc.	42,400	$5,835,936
		360,304,744
Software – 26.8%
AppLovin Corp., Class A (A)	30,200	21,699,908
Autodesk, Inc. (A)	5,400	1,715,418
Braze, Inc., Class A (A)	3,400	96,696
Cadence Design Systems, Inc. (A)	23,425	8,228,266
Core Scientific, Inc. (A)(B)	73,800	1,323,972
Crowdstrike Holdings, Inc., Class A (A)	21,575	10,579,949
Datadog, Inc., Class A (A)	35,500	5,055,200
Fair Isaac Corp. (A)	1,300	1,945,489
HubSpot, Inc. (A)	3,700	1,730,860
InterDigital, Inc.	18,709	6,458,908
Intuit, Inc.	21,760	14,860,122
Manhattan Associates, Inc. (A)	1,199	245,771
Microsoft Corp.	216,409	112,089,042
Monday.com, Ltd. (A)	23,400	4,532,346
Nutanix, Inc., Class A (A)	4,873	362,502
Oracle Corp.	149,105	41,934,290
Palantir Technologies, Inc., Class A (A)	190,341	34,722,005
Palo Alto Networks, Inc. (A)	76,108	15,497,111
PTC, Inc. (A)	5,400	1,096,308
Salesforce, Inc.	60,400	14,314,800
Samsara, Inc., Class A (A)	52,000	1,937,000
ServiceNow, Inc. (A)	15,810	14,549,627
SoundHound AI, Inc., Class A (A)(B)	42,000	675,360
Strategy, Inc., Class A (A)	848	273,234
Synopsys, Inc. (A)	17,178	8,475,453
Unity Software, Inc. (A)	30,600	1,225,224
Zeta Global Holdings Corp., Class A (A)	54,602	1,084,942
		326,709,803
Technology hardware, storage and peripherals – 12.5%
Apple, Inc.	482,549	122,871,452
Dell Technologies, Inc., Class C	2,100	297,717
HP, Inc.	21,800	593,614
NetApp, Inc.	5,000	592,300
Pure Storage, Inc., Class A (A)	29,400	2,464,014
Sandisk Corp. (A)	49,000	5,497,800
Seagate Technology Holdings PLC	46,100	10,882,366
Western Digital Corp.	73,400	8,812,404
		152,011,667
		1,006,084,167
Utilities – 0.2%
Independent power and renewable electricity producers – 0.2%
Vistra Corp.	14,200	2,782,064
TOTAL COMMON STOCKS (Cost $1,000,694,921)		$1,218,779,706
SHORT-TERM INVESTMENTS – 0.3%
Short-term funds – 0.3%
John Hancock Collateral Trust, 4.0668% (C)(D)	418,140	4,182,824
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.0784% (C)	72,696	72,696
T. Rowe Price Government Reserve Fund, 4.1621% (C)	3,279	3,279
TOTAL SHORT-TERM INVESTMENTS (Cost $4,258,885)		$4,258,799
Total Investments (Science & Technology Trust) (Cost $1,004,953,806) – 100.4%		$1,223,038,505
Other assets and liabilities, net – (0.4%)		(5,123,352)
TOTAL NET ASSETS – 100.0%		$1,217,915,153
Science & Technology Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $4,093,946.
(C)	The rate shown is the annualized seven-day yield as of 9-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 53.4%
U.S. Government – 14.7%
U.S. Treasury Bonds
1.375%, 08/15/2050	$145,252,000	$73,034,521
1.625%, 11/15/2050	79,162,000	42,475,361
2.000%, 02/15/2050	97,530,000	58,323,702
2.500%, 02/15/2045	41,567,000	29,773,987
3.375%, 11/15/2048	41,623,000	33,436,601
4.000%, 11/15/2042	72,597,000	67,118,195
4.750%, 05/15/2055 to 08/15/2055	142,063,000	142,517,880
5.000%, 05/15/2045	8,572,000	8,901,486
U.S. Treasury Notes
3.375%, 09/15/2028	19,952,000	19,816,389
3.625%, 09/30/2030	83,768,000	83,342,616
3.875%, 09/30/2032	105,177,000	104,831,888
4.000%, 01/31/2031 to 07/31/2032	69,290,000	69,828,096
4.125%, 07/31/2031	11,428,000	11,601,652
4.250%, 06/30/2031 to 08/15/2035	89,935,000	91,586,592
		836,588,966
U.S. Government Agency – 38.7%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2036 to 03/01/2052	62,972,967	52,862,573
2.500%, 08/01/2051 to 12/01/2051	31,770,332	27,283,816
3.000%, 03/01/2043 to 06/01/2052	101,066,746	91,088,434
3.500%, 04/01/2044 to 07/01/2052	137,498,369	127,491,925
4.000%, 08/01/2037 to 04/01/2053	140,186,416	133,907,763
4.500%, 12/01/2037 to 06/01/2054	94,266,717	92,405,659
5.000%, 08/01/2052 to 12/01/2054	185,931,586	185,913,336
5.500%, 06/01/2053 to 05/01/2055	88,727,582	90,372,136
Federal National Mortgage Association
2.000%, 06/01/2036 to 02/01/2052	79,192,454	68,198,551
2.500%, 08/01/2035 to 03/01/2052	191,971,260	167,493,490
3.000%, 03/01/2033 to 05/01/2052	199,048,859	178,568,456
3.500%, 06/01/2042 to 08/01/2053	188,115,230	174,379,427
4.000%, 10/01/2037 to 10/01/2052	275,651,770	264,914,722
4.500%, 11/01/2037 to 05/01/2053	295,298,168	289,841,159
5.000%, 09/01/2052 to 11/01/2054	148,390,471	148,428,231
5.500%, 12/01/2052 to 06/01/2055	99,361,496	101,055,754
		2,194,205,432
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,116,268,697)		$3,030,794,398
CORPORATE BONDS – 31.2%
Communication services – 1.2%
AT&T, Inc.
2.750%, 06/01/2031	10,797,000	9,895,611
3.550%, 09/15/2055	10,796,000	7,439,719
4.500%, 05/15/2035	3,439,000	3,322,872
Charter Communications Operating LLC
2.800%, 04/01/2031	5,948,000	5,366,594
6.384%, 10/23/2035	9,507,000	9,959,813
Netflix, Inc. 4.875%, 06/15/2030 (A)	5,059,000	5,199,873

158

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
News Corp.
3.875%, 05/15/2029 (A)	$3,468,000	$3,349,573
5.125%, 02/15/2032 (A)	6,439,000	6,402,920
NTT Finance Corp. 5.171%, 07/16/2032 (A)	3,568,000	3,654,230
T-Mobile USA, Inc. 3.875%, 04/15/2030	16,003,000	15,692,358
		70,283,563
Consumer discretionary – 0.7%
AutoNation, Inc. 4.750%, 06/01/2030	4,455,000	4,479,458
Flutter Treasury DAC 5.875%, 06/04/2031 (A)	1,880,000	1,908,238
Ford Motor Credit Company LLC
4.000%, 11/13/2030	6,753,000	6,299,273
6.054%, 11/05/2031	5,679,000	5,804,377
General Motors Financial Company, Inc. 5.600%, 06/18/2031	14,276,000	14,774,076
Gildan Activewear, Inc. 4.700%, 10/07/2030 (A)	1,291,000	1,289,052
Hyundai Capital America 5.400%, 01/08/2031 (A)	2,564,000	2,643,905
Royal Caribbean Cruises, Ltd. 5.375%, 01/15/2036 (B)	2,004,000	2,015,687
		39,214,066
Consumer staples – 0.6%
Bimbo Bakeries USA, Inc. 6.050%, 01/15/2029 (A)	4,160,000	4,352,580
JBS USA LUX SA
3.625%, 01/15/2032	5,259,000	4,902,247
5.750%, 04/01/2033	5,554,000	5,800,209
5.950%, 04/20/2035 (A)	1,414,000	1,485,410
Kenvue, Inc. 4.850%, 05/22/2032	6,913,000	7,012,798
Mars, Inc. 5.000%, 03/01/2032 (A)	3,392,000	3,470,245
Pilgrim's Pride Corp. 6.250%, 07/01/2033	3,414,000	3,644,240
		30,667,729
Energy – 4.3%
Aker BP ASA
3.100%, 07/15/2031 (A)	1,302,000	1,190,632
3.750%, 01/15/2030 (A)	1,411,000	1,362,668
4.000%, 01/15/2031 (A)	1,997,000	1,924,567
5.800%, 10/01/2054 (A)	2,495,000	2,313,141
Antero Resources Corp. 5.375%, 03/01/2030 (A)	6,088,000	6,123,323
Cheniere Energy Partners LP
3.250%, 01/31/2032	12,750,000	11,615,402
5.550%, 10/30/2035 (A)	2,672,000	2,729,749
5.950%, 06/30/2033	5,442,000	5,760,888
Cheniere Energy, Inc. 5.650%, 04/15/2034	1,652,000	1,702,948
Columbia Pipelines Holding Company LLC 5.681%, 01/15/2034 (A)	7,296,000	7,516,250
Columbia Pipelines Operating Company LLC 6.036%, 11/15/2033 (A)	4,527,000	4,830,473
Continental Resources, Inc.
2.875%, 04/01/2032 (A)	3,577,000	3,117,028
4.900%, 06/01/2044	3,549,000	2,895,391
5.750%, 01/15/2031 (A)	6,120,000	6,311,153
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Devon Energy Corp. 5.200%, 09/15/2034 (C)	$4,013,000	$3,995,635
DT Midstream, Inc.
4.375%, 06/15/2031 (A)	10,723,000	10,363,071
5.800%, 12/15/2034 (A)	2,130,000	2,196,009
Enbridge, Inc.
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	6,888,000	6,954,214
6.250%, (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%), 03/01/2078	8,184,000	8,267,272
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	3,176,000	3,632,439
Energy Transfer LP
5.150%, 03/15/2045	3,478,000	3,121,183
5.400%, 10/01/2047	7,516,000	6,879,775
5.600%, 09/01/2034	3,044,000	3,124,090
Enterprise Products Operating LLC 5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	9,537,000	9,526,746
Expand Energy Corp. 4.750%, 02/01/2032	6,234,000	6,126,619
Gulfstream Natural Gas System LLC 5.600%, 07/23/2035 (A)	2,224,000	2,278,633
Harbour Energy PLC 6.327%, 04/01/2035 (A)	8,400,000	8,626,088
MPLX LP
4.950%, 09/01/2032	3,400,000	3,410,771
5.000%, 03/01/2033	3,412,000	3,412,848
Occidental Petroleum Corp.
5.375%, 01/01/2032	2,492,000	2,534,319
6.050%, 10/01/2054	6,181,000	6,031,461
6.450%, 09/15/2036	8,761,000	9,310,026
6.625%, 09/01/2030	2,127,000	2,278,917
ONEOK, Inc.
6.050%, 09/01/2033	5,628,000	5,967,867
6.625%, 09/01/2053	5,695,000	6,058,281
Ovintiv, Inc.
6.250%, 07/15/2033	2,314,000	2,440,848
7.200%, 11/01/2031	649,000	715,700
Plains All American Pipeline LP
4.700%, 01/15/2031	1,982,000	1,986,219
5.600%, 01/15/2036	1,492,000	1,510,752
Repsol E&P Capital Markets US LLC
5.204%, 09/16/2030 (A)	1,985,000	1,999,369
5.976%, 09/16/2035 (A)	1,488,000	1,515,065
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	11,259,000	11,298,274
Saudi Arabian Oil Company 5.250%, 07/17/2034 (A)	1,672,000	1,719,808
Targa Resources Corp.
5.500%, 02/15/2035	5,603,000	5,701,313
6.150%, 03/01/2029	3,959,000	4,170,858
Targa Resources Partners LP 4.000%, 01/15/2032	4,143,000	3,928,989
Var Energi ASA
5.875%, 05/22/2030 (A)	5,034,000	5,234,332
8.000%, 11/15/2032 (A)	11,393,000	13,222,038

159

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Viper Energy Partners LLC 4.900%, 08/01/2030	$1,661,000	$1,673,385
Western Midstream Operating LP
4.050%, 02/01/2030	4,954,000	4,835,539
5.450%, 11/15/2034	1,952,000	1,954,612
Whistler Pipeline LLC
5.400%, 09/30/2029 (A)	1,920,000	1,974,605
5.700%, 09/30/2031 (A)	2,022,000	2,102,044
		241,473,627
Financials – 12.6%
Ally Financial, Inc.
5.548%, (5.548% to 7-31-32, then Overnight SOFR + 1.780%), 07/31/2033	5,437,000	5,457,135
5.737%, (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%), 05/15/2029	2,565,000	2,625,494
6.184%, (6.184% to 7-26-34, then Overnight SOFR + 2.290%), 07/26/2035	3,319,000	3,423,193
8.000%, 11/01/2031	4,521,000	5,153,803
Apollo Debt Solutions BDC
6.700%, 07/29/2031	4,853,000	5,143,265
6.900%, 04/13/2029	1,662,000	1,747,388
Ares Strategic Income Fund
5.150%, 01/15/2031 (A)	5,969,000	5,897,920
5.450%, 09/09/2028 (A)	2,699,000	2,720,053
5.600%, 02/15/2030	4,613,000	4,658,023
5.700%, 03/15/2028	1,122,000	1,137,734
5.800%, 09/09/2030 (A)	5,296,000	5,381,863
6.200%, 03/21/2032	4,045,000	4,179,236
6.350%, 08/15/2029	1,889,000	1,956,837
Athene Global Funding
4.721%, 10/08/2029 (A)	3,479,000	3,506,991
5.322%, 11/13/2031 (A)	4,128,000	4,224,084
Athene Holding, Ltd.
3.500%, 01/15/2031	11,755,000	11,154,555
6.625%, (6.625% to 10-15-34, then 5 Year CMT + 2.607%), 10/15/2054	2,418,000	2,439,726
Atlas Warehouse Lending Company LP 6.250%, 01/15/2030 (A)	3,422,000	3,518,524
Bank of America Corp.
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031	9,261,000	8,582,045
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032	15,228,000	13,872,406
4.571%, (4.571% to 4-27-32, then Overnight SOFR + 1.830%), 04/27/2033	15,672,000	15,668,761
5.425%, (5.425% to 8-15-34, then Overnight SOFR + 1.913%), 08/15/2035	12,552,000	12,804,423
5.518%, (5.518% to 10-25-34, then Overnight SOFR + 1.738%), 10/25/2035	1,674,000	1,714,676
6.625%, (6.625% to 5-1-30, then 5 Year CMT + 2.684%), 05/01/2030 (D)	8,168,000	8,498,714
Bank of Montreal 7.700%, (7.700% to 5-26-29, then 5 Year CMT + 3.452%), 05/26/2084	7,283,000	7,717,861
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Barclays PLC 5.690%, (5.690% to 3-12-29, then Overnight SOFR + 1.740%), 03/12/2030	$15,692,000	$16,303,956
Blackstone Private Credit Fund
5.050%, 09/10/2030	4,958,000	4,900,304
5.250%, 04/01/2030	4,767,000	4,784,854
5.950%, 07/16/2029	3,352,000	3,448,381
6.000%, 01/29/2032	1,860,000	1,919,287
7.300%, 11/27/2028	3,286,000	3,510,014
BNP Paribas SA
5.497%, (5.497% to 5-20-29, then Overnight SOFR + 1.590%), 05/20/2030 (A)	4,613,000	4,770,198
9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (A)(D)	1,922,000	2,064,878
BPCE SA 5.716%, (5.716% to 1-18-29, then Overnight SOFR + 1.959%), 01/18/2030 (A)	4,423,000	4,574,043
Brookfield Finance, Inc. 6.300%, (6.300% to 1-15-35, then 5 Year CMT + 2.076%), 01/15/2055	5,783,000	5,733,659
Cantor Fitzgerald LP 7.200%, 12/12/2028 (A)	9,542,000	10,194,651
Capital One Financial Corp. 6.700%, 11/29/2032	6,707,000	7,399,346
Citadel Finance LLC 5.900%, 02/10/2030 (A)	3,312,000	3,360,323
Citigroup, Inc.
2.561%, (2.561% to 5-1-31, then Overnight SOFR + 1.167%), 05/01/2032	5,665,000	5,105,858
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	6,377,000	6,785,214
Citizens Financial Group, Inc.
3.250%, 04/30/2030	1,035,000	979,865
5.253%, (5.253% to 3-5-30, then Overnight SOFR + 1.259%), 03/05/2031	4,252,000	4,357,755
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	9,251,000	9,659,324
6.645%, (6.645% to 4-25-34, then Overnight SOFR + 2.325%), 04/25/2035	3,806,000	4,187,778
CNO Financial Group, Inc.
5.250%, 05/30/2029	7,460,000	7,588,709
6.450%, 06/15/2034	2,070,000	2,196,629
CNO Global Funding 4.950%, 09/09/2029 (A)	4,077,000	4,158,091
Comerica, Inc. 5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030	3,333,000	3,468,474
Credit Agricole SA
3.250%, 01/14/2030 (A)	10,291,000	9,708,945
5.862%, (5.862% to 1-9-35, then Overnight SOFR + 1.740%), 01/09/2036 (A)	5,525,000	5,808,626
6.316%, (6.316% to 10-3-28, then Overnight SOFR + 1.860%), 10/03/2029 (A)	5,562,000	5,863,627

160

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Danske Bank A/S 5.019%, (5.019% to 3-4-30, then 1 Year CMT + 0.930%), 03/04/2031 (A)	$5,425,000	$5,527,516
Deutsche Bank AG
4.950%, (4.950% to 8-4-30, then Overnight SOFR + 1.300%), 08/04/2031	4,259,000	4,299,277
5.297%, (5.297% to 5-9-30, then Overnight SOFR + 1.720%), 05/09/2031	3,641,000	3,729,707
6.819%, (6.819% to 11-20-28, then Overnight SOFR + 2.510%), 11/20/2029	3,804,000	4,068,981
Enact Holdings, Inc. 6.250%, 05/28/2029	5,682,000	5,941,287
F&G Annuities & Life, Inc.
6.250%, 10/04/2034	6,018,000	6,137,380
6.500%, 06/04/2029	2,989,000	3,116,354
Fifth Third Bancorp
4.772%, (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%), 07/28/2030	2,420,000	2,447,205
5.631%, (5.631% to 1-29-31, then Overnight SOFR + 1.840%), 01/29/2032	4,235,000	4,439,764
First Citizens BancShares, Inc.
5.231%, (5.231% to 3-12-30, then Overnight SOFR + 1.410%), 03/12/2031	5,649,000	5,732,643
5.600%, (5.600% to 9-5-30, then 5 Year CMT + 1.850%), 09/05/2035	5,187,000	5,173,294
First Horizon Corp. 5.514%, (5.514% to 3-7-30, then Overnight SOFR + 1.766%), 03/07/2031	3,392,000	3,491,616
GA Global Funding Trust
4.500%, 09/18/2030 (A)	6,157,000	6,107,475
5.200%, 12/09/2031 (A)	4,053,000	4,123,590
HPS Corporate Lending Fund 5.950%, 04/14/2032	4,233,000	4,302,769
Huntington Bancshares, Inc.
5.272%, (5.272% to 1-15-30, then Overnight SOFR + 1.276%), 01/15/2031	3,485,000	3,591,877
6.141%, (6.141% to 11-18-34, then 5 Year CMT + 1.700%), 11/18/2039	1,808,000	1,881,426
6.208%, (6.208% to 8-21-28, then Overnight SOFR + 2.020%), 08/21/2029	2,457,000	2,585,839
ING Groep NV
5.335%, (5.335% to 3-19-29, then Overnight SOFR + 1.440%), 03/19/2030	1,634,000	1,686,133
6.114%, (6.114% to 9-11-33, then Overnight SOFR + 2.090%), 09/11/2034	2,482,000	2,684,624
Jefferies Financial Group, Inc. 6.200%, 04/14/2034	4,595,000	4,885,388
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	2,662,000	2,469,085
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	5,672,000	5,738,315
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030	$5,767,000	$5,915,462
5.012%, (5.012% to 1-23-29, then Overnight SOFR + 1.310%), 01/23/2030	6,182,000	6,333,154
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	8,146,000	8,413,800
5.576%, (5.576% to 7-23-35, then Overnight SOFR + 1.635%), 07/23/2036	13,595,000	14,093,692
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030	3,242,000	3,386,226
KeyBank NA 5.000%, 01/26/2033	5,744,000	5,781,009
KeyCorp
5.121%, (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%), 04/04/2031 (C)	5,332,000	5,474,857
6.401%, (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%), 03/06/2035	1,989,000	2,158,465
Lazard Group LLC
4.375%, 03/11/2029	4,073,000	4,062,905
6.000%, 03/15/2031	3,245,000	3,429,312
Lloyds Banking Group PLC
6.068%, (6.068% to 6-13-35, then 1 Year CMT + 1.600%), 06/13/2036	3,363,000	3,530,154
6.750%, (6.750% to 9-27-31, then 5 Year CMT + 3.150%), 09/27/2031 (D)	3,030,000	3,101,224
M&T Bank Corp.
5.125%, (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%), 11/01/2026 (D)	4,011,000	3,993,453
5.179%, (5.179% to 7-8-30, then Overnight SOFR + 1.400%), 07/08/2031	2,742,000	2,808,100
5.385%, (5.385% to 1-16-35, then Overnight SOFR + 1.610%), 01/16/2036	4,642,000	4,706,047
5.400%, (5.400% to 7-30-30, then 5 Year CMT + 1.430%), 07/30/2035	4,950,000	4,987,634
Macquarie Airfinance Holdings, Ltd. 5.150%, 03/17/2030 (A)	1,381,000	1,400,306
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (A)	4,283,000	4,081,234
MassMutual Global Funding II 4.350%, 09/17/2031 (A)	4,274,000	4,248,245
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%), 12/15/2036	4,716,000	4,962,713
Morgan Stanley
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032	2,499,000	2,207,102
2.484%, (2.484% to 9-16-31, then Overnight SOFR + 1.360%), 09/16/2036	9,696,000	8,422,204

161

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
5.173%, (5.173% to 1-16-29, then Overnight SOFR + 1.450%), 01/16/2030	$9,578,000	$9,844,023
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	6,945,000	7,166,189
NatWest Group PLC
7.300%, (7.300% to 5-19-35, then 5 Year CMT + 2.937%), 11/19/2034 (D)	5,552,000	5,853,393
8.125%, (8.125% to 5-10-34, then 5 Year CMT + 3.752%), 11/10/2033 (D)	8,497,000	9,565,540
NMI Holdings, Inc. 6.000%, 08/15/2029	5,245,000	5,420,917
Nordea Bank ABP 6.300%, (6.300% to 3-25-32, then 5 Year CMT + 2.660%), 09/25/2031 (A)(C)(D)	8,181,000	8,265,722
Radian Group, Inc. 6.200%, 05/15/2029	7,871,000	8,220,540
Regions Financial Corp.
5.502%, (5.502% to 9-6-34, then Overnight SOFR + 2.060%), 09/06/2035	8,976,000	9,227,950
5.722%, (5.722% to 6-6-29, then Overnight SOFR + 1.490%), 06/06/2030	2,506,000	2,611,823
Reinsurance Group of America, Inc. 6.650%, (6.650% to 9-15-35, then 5 Year CMT + 2.392%), 09/15/2055	2,372,000	2,489,867
Royal Bank of Canada 6.500%, (6.500% to 11-24-35, then 5 Year CMT + 2.462%), 11/24/2085	8,023,000	7,945,361
Simmons First National Corp. 6.250%, (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%), 10/01/2035	4,867,000	4,887,461
Sixth Street Lending Partners
5.750%, 01/15/2030	2,339,000	2,376,736
6.125%, 07/15/2030 (A)	2,294,000	2,371,708
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (A)	7,843,000	6,507,739
The Bank of New York Mellon Corp. 4.942%, (4.942% to 2-11-30, then Overnight SOFR + 0.887%), 02/11/2031	3,287,000	3,376,196
The Charles Schwab Corp. 5.853%, (5.853% to 5-19-33, then Overnight SOFR + 2.500%), 05/19/2034	3,582,000	3,833,579
The Goldman Sachs Group, Inc. 2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	15,280,000	13,862,310
The PNC Financial Services Group, Inc.
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	5,467,000	5,542,205
5.575%, (5.575% to 1-29-35, then Overnight SOFR + 1.394%), 01/29/2036	4,018,000	4,192,388
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The PNC Financial Services Group, Inc. (continued)
5.939%, (5.939% to 8-18-33, then Overnight SOFR + 1.946%), 08/18/2034	$3,752,000	$4,024,551
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (D)	3,312,000	3,398,447
Truist Financial Corp.
5.153%, (5.153% to 8-5-31, then Overnight SOFR + 1.571%), 08/05/2032	5,528,000	5,689,196
5.867%, (5.867% to 6-8-33, then Overnight SOFR + 2.361%), 06/08/2034	12,193,000	12,918,798
6.123%, (6.123% to 10-28-32, then Overnight SOFR + 2.300%), 10/28/2033	3,786,000	4,079,085
U.S. Bancorp
4.839%, (4.839% to 2-1-33, then Overnight SOFR + 1.600%), 02/01/2034	5,850,000	5,875,615
5.083%, (5.083% to 5-15-30, then Overnight SOFR + 1.296%), 05/15/2031	3,880,000	3,989,908
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	2,246,000	2,322,181
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	5,750,000	6,127,131
UBS Group AG
5.428%, (5.428% to 2-8-29, then 1 Year CMT + 1.520%), 02/08/2030 (A)	3,698,000	3,820,732
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (A)	3,758,000	4,103,271
7.000%, (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%), 02/10/2030 (A)(D)	3,908,000	4,004,723
7.125%, (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%), 08/10/2034 (A)(D)	4,875,000	5,016,161
9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (A)(D)	4,471,000	5,324,366
Webster Financial Corp. 5.784%, (5.784% to 9-11-30, then 5 Year CMT + 2.125%), 09/11/2035	1,983,000	1,983,232
Wells Fargo & Company
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	17,039,000	15,861,178
5.211%, (5.211% to 12-3-34, then Overnight SOFR + 1.380%), 12/03/2035	4,297,000	4,390,426
5.244%, (5.244% to 1-24-30, then Overnight SOFR + 1.110%), 01/24/2031	3,556,000	3,679,065
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	7,675,000	8,527,637
		716,373,692

162

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care – 2.1%
AbbVie, Inc. 5.050%, 03/15/2034	$2,015,000	$2,073,484
Amgen, Inc.
5.250%, 03/02/2033	17,631,000	18,262,910
5.650%, 03/02/2053	6,451,000	6,434,500
Cencora, Inc. 2.800%, 05/15/2030	4,627,000	4,333,310
Centene Corp.
2.625%, 08/01/2031	7,216,000	6,198,725
4.625%, 12/15/2029	12,783,000	12,391,536
CVS Health Corp. 5.000%, 09/15/2032	2,517,000	2,547,799
Fresenius Medical Care US Finance III, Inc.
2.375%, 02/16/2031 (A)	9,496,000	8,385,526
3.750%, 06/15/2029 (A)	5,488,000	5,345,243
HCA, Inc. 5.450%, 04/01/2031	4,457,000	4,632,960
Horizon Mutual Holdings, Inc. 6.200%, 11/15/2034 (A)	6,064,000	5,928,125
Icon Investments Six DAC 5.849%, 05/08/2029	2,297,000	2,397,612
IQVIA, Inc. 6.250%, 02/01/2029	2,930,000	3,084,221
Pfizer Investment Enterprises Pte, Ltd. 4.750%, 05/19/2033	5,425,000	5,480,615
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/2030	10,161,000	8,961,925
Royalty Pharma PLC 5.150%, 09/02/2029	2,910,000	2,985,700
Solventum Corp.
5.450%, 03/13/2031	7,602,000	7,927,379
5.600%, 03/23/2034	2,563,000	2,668,415
UnitedHealth Group, Inc. 5.950%, 06/15/2055	2,527,000	2,634,643
Universal Health Services, Inc. 2.650%, 10/15/2030	5,928,000	5,351,874
		118,026,502
Industrials – 2.5%
AerCap Ireland Capital DAC
3.300%, 01/30/2032	14,669,000	13,508,586
6.500%, (6.500% to 1-31-31, then 5 Year CMT + 2.441%), 01/31/2056	2,957,000	3,050,557
Air Canada 2015-2 Class AA Pass Through Trust 3.750%, 12/15/2027 (A)	1,362,947	1,335,546
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	5,415,726	5,279,397
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	3,397,914	3,273,109
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	2,823,219	2,742,848
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	3,549,827	3,371,466
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	5,517,829	5,044,354
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	4,346,913	4,069,917
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	$7,313,022	$6,620,729
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	1,509,640	1,441,752
Ashtead Capital, Inc.
5.500%, 08/11/2032 (A)	6,583,000	6,812,384
5.550%, 05/30/2033 (A)	4,798,000	4,948,871
BAE Systems PLC 5.250%, 03/26/2031 (A)	1,257,000	1,303,463
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (A)	1,187,912	1,144,494
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (A)	2,126,053	2,072,200
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (A)	654,580	689,807
CIMIC Finance USA Pty, Ltd. 7.000%, 03/25/2034 (A)	2,374,000	2,585,098
DAE Funding LLC 3.375%, 03/20/2028 (A)	6,526,000	6,306,755
Embraer Netherlands Finance BV 7.000%, 07/28/2030 (A)	5,200,000	5,689,606
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	4,578,268	4,055,128
Stanley Black & Decker, Inc. 2.300%, 03/15/2030	3,867,000	3,520,474
The Boeing Company 6.528%, 05/01/2034	14,927,000	16,501,293
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028 (C)	5,932,468	5,693,693
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	2,046,286	1,965,641
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	5,206,395	5,351,565
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	6,143,614	6,353,550
United Airlines 2024-1 Class A Pass Through Trust 5.875%, 02/15/2037	4,253,122	4,338,608
United Airlines 2024-1 Class AA Pass Through Trust 5.450%, 02/15/2037	5,239,885	5,389,854
Weir Group, Inc. 5.350%, 05/06/2030 (A)	4,112,000	4,230,200
		138,690,945
Information technology – 2.8%
Broadcom, Inc.
3.419%, 04/15/2033 (A)	13,250,000	12,262,536
4.550%, 02/15/2032	2,361,000	2,377,404
4.800%, 02/15/2036	5,154,000	5,138,276
4.900%, 07/15/2032	7,847,000	8,027,385
4.900%, 02/15/2038	5,474,000	5,444,671
CDW LLC
5.100%, 03/01/2030	1,946,000	1,980,508
5.550%, 08/22/2034	2,595,000	2,660,798

163

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Dell International LLC
4.500%, 02/15/2031 (B)	$6,785,000	$6,769,315
4.750%, 10/06/2032 (B)	5,580,000	5,555,055
5.100%, 02/15/2036 (B)	5,580,000	5,548,876
5.300%, 04/01/2032	5,643,000	5,825,634
5.400%, 04/15/2034	8,556,000	8,834,219
Foundry JV Holdco LLC
6.100%, 01/25/2036 (A)	5,395,000	5,731,662
6.250%, 01/25/2035 (A)	7,759,000	8,305,359
Gartner, Inc.
3.625%, 06/15/2029 (A)	1,061,000	1,016,604
3.750%, 10/01/2030 (A)	2,532,000	2,391,066
Marvell Technology, Inc. 5.950%, 09/15/2033	7,786,000	8,353,679
Micron Technology, Inc.
2.703%, 04/15/2032	2,913,000	2,592,276
5.300%, 01/15/2031	4,201,000	4,347,170
5.650%, 11/01/2032	4,233,000	4,442,240
5.800%, 01/15/2035	3,463,000	3,643,207
Motorola Solutions, Inc.
2.300%, 11/15/2030	7,547,000	6,821,879
2.750%, 05/24/2031	7,931,000	7,239,872
Oracle Corp.
4.800%, 09/26/2032	3,233,000	3,236,888
5.200%, 09/26/2035	3,771,000	3,791,765
5.250%, 02/03/2032	4,016,000	4,140,282
5.550%, 02/06/2053	8,248,000	7,804,460
Qorvo, Inc.
3.375%, 04/01/2031 (A)	4,008,000	3,682,479
4.375%, 10/15/2029	3,050,000	2,989,706
TD SYNNEX Corp.
2.650%, 08/09/2031	2,185,000	1,960,270
6.100%, 04/12/2034	1,669,000	1,774,341
VMware LLC 4.700%, 05/15/2030	5,569,000	5,637,855
		160,327,737
Materials – 0.2%
Cemex SAB de CV 3.875%, 07/11/2031 (A)	5,190,000	4,925,564
Freeport-McMoRan, Inc. 5.400%, 11/14/2034	4,054,000	4,154,942
JH North America Holdings, Inc.
5.875%, 01/31/2031 (A)	1,058,000	1,074,203
6.125%, 07/31/2032 (A)	1,588,000	1,626,547
		11,781,256
Real estate – 1.0%
American Homes 4 Rent LP 4.950%, 06/15/2030	4,991,000	5,081,944
American Tower Corp.
5.200%, 02/15/2029	4,881,000	5,022,489
5.550%, 07/15/2033	4,181,000	4,376,786
5.650%, 03/15/2033	4,181,000	4,410,124
CoStar Group, Inc. 2.800%, 07/15/2030 (A)	7,216,000	6,606,094
GLP Capital LP
3.250%, 01/15/2032	1,916,000	1,723,771
4.000%, 01/15/2030	2,026,000	1,962,038
Prologis Targeted U.S. Logistics Fund LP 5.250%, 01/15/2035 (A)	6,686,000	6,838,065
Regency Centers LP 5.000%, 07/15/2032	5,222,000	5,342,275
VICI Properties LP
5.125%, 11/15/2031	5,875,000	5,960,895
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
VICI Properties LP (continued)
5.125%, 05/15/2032	$10,005,000	$10,103,474
		57,427,955
Utilities – 3.2%
American Electric Power Company, Inc.
5.625%, 03/01/2033	1,903,000	2,000,423
6.050%, (6.050% to 3-15-36, then 5 Year CMT + 1.940%), 03/15/2056	1,307,000	1,308,838
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (A)	1,931,276	2,073,233
Capital Power US Holdings, Inc.
5.257%, 06/01/2028 (A)	2,149,000	2,189,833
6.189%, 06/01/2035 (A)	3,631,000	3,808,826
CenterPoint Energy, Inc.
5.950%, (5.950% to 4-1-31, then 5 Year CMT + 2.223%), 04/01/2056	3,275,000	3,275,000
6.850%, (6.850% to 2-15-35, then 5 Year CMT + 2.946%), 02/15/2055	4,990,000	5,292,913
7.000%, (7.000% to 2-15-30, then 5 Year CMT + 3.254%), 02/15/2055	5,018,000	5,228,957
Constellation Energy Generation LLC 6.500%, 10/01/2053	3,014,000	3,358,894
Dominion Energy, Inc.
6.000%, (6.000% to 2-15-31, then 5 Year CMT + 2.262%), 02/15/2056	4,397,000	4,428,457
6.200%, (6.200% to 2-15-36, then 5 Year CMT + 2.006%), 02/15/2056	5,422,000	5,457,480
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	3,886,000	4,067,376
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054	2,015,000	2,184,838
Duke Energy Carolinas LLC 4.950%, 01/15/2033	4,993,000	5,133,307
Duke Energy Corp. 5.750%, 09/15/2033	6,099,000	6,478,123
Electricite de France SA 5.650%, 04/22/2029 (A)	7,718,000	8,048,323
Eversource Energy 5.125%, 05/15/2033	5,079,000	5,149,733
Exelon Corp.
5.125%, 03/15/2031	2,378,000	2,451,814
6.500%, (6.500% to 3-15-35, then 5 Year CMT + 1.975%), 03/15/2055	1,370,000	1,431,921
Georgia Power Company 4.950%, 05/17/2033	3,179,000	3,242,876
Indianapolis Power & Light Company 5.650%, 12/01/2032 (A)	8,098,000	8,481,297
National Grid PLC 5.809%, 06/12/2033	7,098,000	7,566,843
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	12,135,000	11,079,525
6.375%, (6.375% to 8-15-30, then 5 Year CMT + 2.053%), 08/15/2055	3,173,000	3,294,719
6.500%, (6.500% to 8-15-35, then 5 Year CMT + 1.979%), 08/15/2055	1,142,000	1,209,682
6.700%, (6.700% to 9-1-29, then 5 Year CMT + 2.364%), 09/01/2054	2,781,000	2,876,925
NiSource, Inc. 3.600%, 05/01/2030	3,695,000	3,578,076
NRG Energy, Inc.
4.450%, 06/15/2029 (A)	4,211,000	4,175,585
5.407%, 10/15/2035 (A)	2,188,000	2,195,441
7.000%, 03/15/2033 (A)	5,799,000	6,411,943
Pacific Gas & Electric Company
4.950%, 07/01/2050	2,999,000	2,574,002

164

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas & Electric Company (continued)
5.800%, 05/15/2034	$4,575,000	$4,740,449
Sempra
5.500%, 08/01/2033	5,256,000	5,478,282
6.400%, (6.400% to 10-1-34, then 5 Year CMT + 2.632%), 10/01/2054	4,971,000	5,079,318
6.875%, (6.875% to 10-1-29, then 5 Year CMT + 2.789%), 10/01/2054	3,793,000	3,930,193
The Southern Company
5.200%, 06/15/2033	2,123,000	2,182,561
5.700%, 03/15/2034	4,792,000	5,061,090
6.375%, (6.375% to 3-15-35, then 5 Year CMT + 2.069%), 03/15/2055	5,146,000	5,483,588
Vistra Operations Company LLC
4.300%, 07/15/2029 (A)	8,669,000	8,602,369
6.000%, 04/15/2034 (A)	6,393,000	6,740,185
6.950%, 10/15/2033 (A)	4,932,000	5,500,857
		182,854,095
TOTAL CORPORATE BONDS (Cost $1,739,869,136)		$1,767,121,167
MUNICIPAL BONDS – 0.4%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	5,178,000	4,164,399
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	4,967,000	3,681,026
Maryland Health & Higher Educational Facilities Authority 3.197%, 07/01/2050	8,929,000	6,113,376
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	2,540,000	1,887,877
Regents of the University of California Medical Center 3.006%, 05/15/2050	8,900,000	5,887,925
TOTAL MUNICIPAL BONDS (Cost $30,629,080)		$21,734,603
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.0%
Commercial and residential – 3.9%
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (A)(E)	1,213,861	1,153,130
Series 2021-4, Class A1, 1.035%, 01/20/2065 (A)(E)	4,223,521	3,565,813
Series 2021-5, Class A1, 0.951%, 07/25/2066 (A)(E)	3,431,646	2,998,618
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter), 4.800%, 11/26/2068 (A)	3,936,304	3,915,223
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter), 4.950%, 07/25/2068 (A)	6,387,746	6,360,575
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (A)(E)	1,798,642	1,627,140
Avenue of Americas
Series 2025-1301, Class A, 5.227%, 08/11/2042 (A)(E)	4,234,000	4,288,489
Series 2025-1301, Class B, 5.478%, 08/11/2042 (A)(E)	1,884,000	1,908,882
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BAHA Trust Series 2024-MAR, Class A 6.171%, 12/10/2041 (A)(E)	$5,739,000	$5,934,451
BBCMS Mortgage Trust
Series 2020-C6, Class A2, 2.690%, 02/15/2053	1,415,955	1,333,206
Series 2024-5C29, Class A3, 5.208%, 09/15/2057	7,135,000	7,324,642
Series 2024-5C31, Class A3, 5.609%, 12/15/2057	1,692,000	1,765,255
Benchmark Mortgage Trust Series 2024-V12, Class A3 5.738%, 12/15/2057	5,560,000	5,824,811
BMO Mortgage Trust Series 2024-5C8, Class A3 5.625%, 12/15/2057 (E)	1,751,000	1,824,788
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (A)(E)	1,615,506	1,515,691
BX Trust
Series 2019-OC11, Class A, 3.202%, 12/09/2041 (A)	2,429,000	2,295,376
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%), 5.764%, 01/15/2034 (A)(F)	1,344,000	1,344,000
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (A)	3,485,000	3,510,576
BXHPP Trust Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) 5.364%, 08/15/2036 (A)(F)	11,543,000	10,545,122
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	5,705,649	5,564,243
CENT Trust Series 2025-CITY, Class A 5.091%, 07/10/2040 (A)(E)	2,769,000	2,800,318
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	2,381,317	2,344,623
Series 2023-SMRT, Class A, 6.015%, 10/12/2040 (A)(E)	4,564,000	4,704,087
COLT Mortgage Loan Trust
Series 2021-3, Class A1, 0.956%, 09/27/2066 (A)(E)	2,538,318	2,132,014
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (A)(E)	2,520,766	2,183,318
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter), 5.529%, 08/25/2070 (A)	2,272,860	2,293,259
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (A)(E)	5,975,587	5,188,643
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2020-CX, Class D 2.773%, 11/10/2046 (A)(E)	2,811,000	2,307,924
Credit Suisse Mortgage Capital Certificates
Series 2021-AFC1, Class A1, 0.830%, 03/25/2056 (A)(E)	284,121	234,495
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (A)(E)	1,045,995	938,662

165

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (A)(E)	$1,615,031	$1,397,129
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (A)(E)	3,755,721	3,221,015
Series 2021-RPL2, Class A1A, 1.115%, 01/25/2060 (A)(E)	5,548,803	4,720,065
DBJPM Mortgage Trust Series 2020-C9, Class A2 1.900%, 08/15/2053	317,544	316,950
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (A)(E)	2,927,563	2,601,084
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (A)(E)	494,058	432,402
Series 2021-2, Class A1, 0.931%, 06/25/2066 (A)(E)	1,650,387	1,387,968
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (A)(E)	6,304,164	5,219,158
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (A)(E)	1,132,209	1,012,798
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (A)(E)	1,306,972	1,125,903
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (A)(E)	2,611,113	2,267,962
Series 2025-NQM5, Class A1, 4.981%, 08/25/2070 (A)(E)	2,658,000	2,656,693
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.382%, 09/27/2060 (A)(E)	603,016	571,731
Series 2021-NQM1, Class A1, 1.017%, 07/25/2061 (A)(E)	1,603,748	1,449,749
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A 5.649%, 01/13/2040 (A)(E)	4,732,000	4,890,036
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (A)(E)	2,122,890	1,862,305
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (A)(E)	1,293,588	1,218,513
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B 3.500%, 10/25/2059 (A)(E)	1,810,539	1,706,412
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (A)(E)	4,130,130	3,643,972
NXPT Commercial Mortgage Trust Series 2024-STOR, Class A 4.455%, 11/05/2041 (A)(E)	2,963,000	2,931,115
NYMT Loan Trust
Series 2022-CP1, Class A1, 2.042%, 07/25/2061 (A)	1,185,488	1,118,656
Series 2025-INV2, Class A1, 5.000%, 10/25/2060 (A)	4,066,000	4,063,463
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (A)(E)	1,575,414	1,318,801
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
OBX Trust (continued)
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (A)(E)	$3,030,807	$2,515,686
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (A)(E)	2,775,768	2,286,176
Series 2025-NQM14, Class A1 (5.162% to 7-1-29, then 6.162% thereafter), 5.162%, 07/25/2065 (A)	2,043,829	2,057,570
Series 2025-NQM18, Class A1, 5.057%, 09/25/2065 (A)(E)	1,695,000	1,695,067
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (A)(E)	3,649,374	3,260,632
ROCK Trust
Series 2024-CNTR, Class A, 5.388%, 11/13/2041 (A)	4,734,000	4,877,515
Series 2024-CNTR, Class D, 7.109%, 11/13/2041 (A)	5,978,000	6,235,811
SLG Office Trust Series 2021-OVA, Class C 2.851%, 07/15/2041 (A)	8,579,000	7,588,292
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, 0.943%, 05/25/2065 (A)(E)	1,018,025	960,418
Series 2022-1, Class A1, 2.447%, 12/25/2066 (A)(E)	4,349,674	3,927,864
Towd Point Mortgage Trust
Series 2018-4, Class A1, 3.000%, 06/25/2058 (A)(E)	1,810,774	1,720,720
Series 2019-4, Class A1, 2.900%, 10/25/2059 (A)(E)	2,072,498	1,991,639
Series 2020-4, Class A1, 1.750%, 10/25/2060 (A)	2,885,046	2,628,276
Series 2024-1, Class A1, 4.876%, 03/25/2064 (A)(E)	5,341,058	5,426,259
Series 2024-3, Class A1A, 5.043%, 07/25/2065 (A)(E)	3,036,628	3,070,491
Series 2024-4, Class A1A, 4.541%, 10/27/2064 (A)(E)	2,103,240	2,107,027
VDCM Commercial Mortgage Trust Series 2025-AZ, Class A 5.229%, 07/13/2044 (A)(E)	3,228,000	3,260,543
Verus Securitization Trust
Series 2021-1, Class A1, 0.815%, 01/25/2066 (A)(E)	1,901,276	1,709,678
Series 2021-3, Class A1, 1.046%, 06/25/2066 (A)(E)	2,482,002	2,183,085
Series 2021-4, Class A1, 0.938%, 07/25/2066 (A)(E)	1,090,711	927,189
Series 2021-5, Class A1, 1.013%, 09/25/2066 (A)(E)	2,179,109	1,897,595
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (A)(E)	1,676,496	1,564,229
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (A)	914,190	882,914
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3, 5.673%, 05/15/2058	3,175,000	3,327,192
Series 2025-5C6, Class A3, 5.186%, 10/15/2058 (B)	3,719,000	3,826,390

166

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
WHARF Commercial Mortgage Trust Series 2025-DC, Class A 5.528%, 07/15/2040 (A)(E)	$2,231,000	$2,288,049
		225,077,561
U.S. Government Agency – 1.1%
Government National Mortgage Association
Series 2012-114, Class IO, 0.609%, 01/16/2053	9,754,959	145,497
Series 2016-174, Class IO, 0.726%, 11/16/2056	7,556,488	236,622
Series 2017-109, Class IO, 0.225%, 04/16/2057	8,605,008	92,666
Series 2017-124, Class IO, 0.625%, 01/16/2059	11,408,341	397,218
Series 2017-135, Class IO, 0.695%, 10/16/2058	33,492,863	1,077,452
Series 2017-140, Class IO, 0.485%, 02/16/2059	17,939,666	481,725
Series 2017-159, Class IO, 0.430%, 06/16/2059	25,461,057	643,709
Series 2017-20, Class IO, 0.490%, 12/16/2058	22,016,377	458,082
Series 2017-22, Class IO, 0.773%, 12/16/2057	11,060,037	403,263
Series 2017-41, Class IO, 0.498%, 07/16/2058	6,096,150	145,324
Series 2017-46, Class IO, 0.648%, 11/16/2057	12,003,743	449,522
Series 2017-61, Class IO, 0.688%, 05/16/2059	13,445,398	467,913
Series 2018-158, Class IO, 0.797%, 05/16/2061	19,272,558	1,149,822
Series 2018-69, Class IO, 0.609%, 04/16/2060	20,325,666	918,836
Series 2019-131, Class IO, 0.803%, 07/16/2061	25,800,837	1,474,714
Series 2020-100, Class IO, 0.786%, 05/16/2062	27,381,789	1,645,706
Series 2020-108, Class IO, 0.847%, 06/16/2062	66,014,284	3,811,790
Series 2020-114, Class IO, 0.798%, 09/16/2062	63,377,931	3,408,763
Series 2020-118, Class IO, 0.884%, 06/16/2062	47,722,533	2,988,323
Series 2020-119, Class IO, 0.607%, 08/16/2062	26,270,703	1,216,286
Series 2020-120, Class IO, 0.758%, 05/16/2062	14,505,978	849,374
Series 2020-137, Class IO, 0.798%, 09/16/2062	84,681,124	4,900,725
Series 2020-150, Class IO, 0.966%, 12/16/2062	42,858,787	3,009,741
Series 2020-170, Class IO, 0.836%, 11/16/2062	55,591,353	3,597,494
Series 2020-92, Class IO, 0.881%, 02/16/2062	62,941,882	3,607,577
Series 2021-10, Class IO, 0.987%, 05/16/2063	40,042,153	2,970,579
Series 2021-11, Class IO, 1.021%, 12/16/2062	62,087,739	4,554,800
Series 2021-203, Class IO, 0.870%, 07/16/2063	52,725,616	3,429,559
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2021-3, Class IO, 0.870%, 09/16/2062	$72,963,656	$4,665,865
Series 2021-40, Class IO, 0.822%, 02/16/2063	18,884,728	1,163,552
Series 2022-181, Class IO, 0.720%, 07/16/2064	20,005,888	1,210,950
Series 2022-21, Class IO, 0.785%, 10/16/2063	18,124,177	1,001,122
Series 2023-197, Class IO, 1.241%, 09/16/2065	13,076,771	1,101,981
Series 2025-128, Class IO, 0.926%, 09/16/2067	43,529,909	3,595,893
		61,272,445
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $358,660,664)		$286,350,006
ASSET-BACKED SECURITIES – 7.4%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/29/2030 (A)	3,695,659	3,652,980
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.937%, 08/15/2046 (A)	1,331,000	1,299,159
Series 2023-2A, Class A2 6.500%, 11/16/2048 (A)	4,198,000	4,276,546
AMSR Trust
Series 2021-SFR1, Class B 2.153%, 06/17/2038 (A)	4,329,000	4,047,465
Series 2025-SFR1, Class A 3.655%, 06/17/2042 (A)	1,763,000	1,694,950
Series 2025-SFR2, Class A 4.275%, 11/17/2030 (A)	4,066,000	4,006,610
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (A)	1,175,698	1,089,746
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (A)	7,477,450	7,220,715
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A, Class A 5.360%, 06/20/2030 (A)	2,829,000	2,925,861
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (A)	6,278,609	5,843,340
Capital Automotive REIT
Series 2024-2A, Class A1 4.900%, 05/15/2054 (A)	1,198,480	1,197,218
Series 2024-3A, Class A1 4.400%, 10/15/2054 (A)	3,980,160	3,876,810
CARS-DB7 LP Series 2023-1A, Class A1 5.750%, 09/15/2053 (A)	7,366,875	7,426,786
CARS-DB8 LP Series 2024-2A, Class A2 5.250%, 05/15/2054 (A)	1,891,933	1,883,608
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (A)	5,890,123	5,059,280
Series 2021-1A, Class A1 1.530%, 03/15/2061 (A)	5,574,120	4,640,562

167

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
CLI Funding IX LLC Series 2025-1A, Class A 5.350%, 06/20/2050 (A)	$3,438,330	$3,485,460
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (A)	5,393,694	5,047,436
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (A)	3,626,753	3,351,065
Series 2022-1A, Class A 2.720%, 01/18/2047 (A)	2,580,999	2,385,930
Cloud Capital Holdco LP Series 2024-2A, Class A2 5.923%, 11/22/2049 (A)	3,609,000	3,683,398
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 5.250%, 02/25/2049 (A)	4,135,000	4,165,625
Series 2025-1A, Class A1 5.316%, 05/25/2050 (A)	3,200,000	3,240,009
Compass Datacenters Issuer III LLC Series 2025-2A, Class A2 5.835%, 02/25/2050 (A)	1,873,000	1,923,982
Concord Music Royalties LLC Series 2025-2A, Class A 5.785%, 07/20/2075 (A)	3,049,000	3,085,598
Consolidated Communications LLC Series 2025-1A, Class A2 6.000%, 05/20/2055 (A)	3,904,000	4,000,924
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 4.300%, 04/20/2048 (A)	6,638,000	6,516,906
Series 2024-2A, Class A2 4.500%, 05/20/2049 (A)	6,239,000	6,134,495
DataBank Issuer
Series 2021-1A, Class A2 2.060%, 02/27/2051 (A)	8,989,000	8,880,139
Series 2021-2A, Class A2 2.400%, 10/25/2051 (A)	6,603,000	6,413,033
DB Master Finance LLC Series 2017-1A, Class A2II 4.030%, 11/20/2047 (A)	2,717,650	2,686,558
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.760%, 04/15/2049 (A)	6,287,000	6,029,586
Domino's Pizza Master Issuer LLC
Series 2019-1A, Class A2 3.668%, 10/25/2049 (A)	2,664,000	2,562,505
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (A)	5,659,950	5,350,676
Series 2025-1A, Class A2I 4.930%, 07/25/2055 (A)	2,304,000	2,317,275
Series 2025-1A, Class A2II 5.217%, 07/25/2055 (A)	2,678,000	2,699,165
Driven Brands Funding LLC
Series 2020-2A, Class A2 3.237%, 01/20/2051 (A)	5,255,198	5,077,351
Series 2021-1A, Class A2 2.791%, 10/20/2051 (A)	6,259,988	5,900,165
Series 2024-1A, Class A2 6.372%, 10/20/2054 (A)	7,171,560	7,423,659
Series 2025-1A, Class A2 5.296%, 10/20/2055 (A)	2,939,000	2,932,005
ExteNet Issuer LLC Series 2024-1A, Class A2 5.335%, 07/25/2054 (A)	6,316,000	6,358,345
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
FirstKey Homes Trust Series 2021-SFR1, Class C 1.888%, 08/17/2038 (A)	$6,871,000	$6,691,273
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (A)	3,257,000	3,342,343
GMF Floorplan Owner Revolving Trust Series 2024-2A, Class A 5.060%, 03/15/2031 (A)	4,681,000	4,824,536
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (A)	1,758,221	1,755,578
Series 2021-1A, Class A2 2.773%, 04/20/2029 (A)	3,658,989	3,644,093
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (A)	6,407,000	6,310,836
Hotwire Funding LLC Series 2023-1A, Class A2 5.687%, 05/20/2053 (A)	5,519,000	5,577,551
Invitation Homes Trust Series 2024-SFR1, Class A 4.000%, 09/17/2041 (A)	6,355,114	6,242,387
Jersey Mike's Funding LLC
Series 2024-1A, Class A2 5.636%, 02/15/2055 (A)	4,759,085	4,849,889
Series 2025-1A, Class A2 5.610%, 08/16/2055 (A)	4,329,000	4,420,299
Lyra Music Assets LP Series 2025-1A, Class A2 5.604%, 09/20/2065 (A)	2,784,000	2,815,364
MetroNet Infrastructure Issuer LLC Series 2025-2A, Class A2 5.400%, 08/20/2055 (A)	3,802,000	3,858,796
Monroe Capital Funding, Ltd. Series 2021-1A, Class A2 2.815%, 04/22/2031 (A)	3,494,123	3,469,510
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (A)	2,262,699	1,979,557
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (A)	7,632,233	7,230,552
Series 2022-1A, Class A2 3.695%, 01/30/2052 (A)	2,950,005	2,762,045
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (A)	8,463,000	7,059,384
Series 2021-1, Class B1 2.410%, 10/20/2061 (A)	4,174,000	2,772,149
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.844%, 12/25/2025 (A)	791,270	788,441
Series 2021-FHT1, Class A 3.104%, 07/25/2026 (A)	735,078	723,319
Progress Residential Trust
Series 2024-SFR1, Class A 3.350%, 02/17/2041 (A)	4,993,130	4,819,613
Series 2025-SFR1, Class A 3.400%, 02/17/2042 (A)	4,074,965	3,892,701
Series 2025-SFR2, Class A 3.305%, 04/17/2042 (A)	2,696,220	2,558,067
Series 2025-SFR5, Class A 3.850%, 10/17/2042 (A)	3,293,000	3,167,416

168

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (A)	$6,011,000	$6,016,856
RIN II, Ltd. Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) 5.798%, 01/15/2038 (A)(F)	3,022,000	3,028,265
RIN XII LLC Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) 5.618%, 04/15/2038 (A)(F)	3,091,000	3,087,649
Scalelogix ABS Issuer LLC Series 2025-1A, Class A2 5.673%, 07/25/2055 (A)	3,306,000	3,306,714
SEB Funding LLC Series 2024-1A, Class A2 7.386%, 04/30/2054 (A)	6,701,000	6,853,142
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 2.394%, 04/25/2051 (A)	3,987,988	3,757,448
Series 2024-1A, Class A2 6.174%, 01/25/2054 (A)	2,654,575	2,742,859
Sesac Finance LLC Series 2025-1, Class A2 5.500%, 07/25/2055 (A)	3,710,000	3,695,289
SMB Private Education Loan Trust
Series 2021-A, Class APT2 1.070%, 01/15/2053 (A)	1,337,688	1,219,230
Series 2024-A, Class A1A 5.240%, 03/15/2056 (A)	5,129,383	5,238,842
Series 2024-E, Class A1A 5.090%, 10/16/2056 (A)	3,921,454	3,971,049
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (A)	4,596,814	4,530,298
Series 2020-1A, Class A2II 4.336%, 01/20/2050 (A)	4,088,061	3,952,504
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (A)	4,394,880	4,062,211
Subway Funding LLC
Series 2024-1A, Class A2I 6.028%, 07/30/2054 (A)	2,875,273	2,914,967
Series 2024-1A, Class A2II 6.268%, 07/30/2054 (A)	2,576,530	2,642,804
Series 2024-3A, Class A23 5.914%, 07/30/2054 (A)	6,225,953	6,201,334
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (A)	883,621	868,325
Switch ABS Issuer LLC
Series 2024-2A, Class A2 5.436%, 06/25/2054 (A)	1,852,000	1,861,350
Series 2025-1A, Class A2 5.036%, 03/25/2055 (A)	5,975,000	5,919,531
Taco Bell Funding LLC
Series 2025-1A, Class A2I 4.821%, 08/25/2055 (A)	3,628,000	3,635,579
Series 2025-1A, Class A2II 5.049%, 08/25/2055 (A)	3,465,000	3,473,222
TIF Funding II LLC
Series 2020-1A, Class A 2.090%, 08/20/2045 (A)	5,505,863	5,229,075
Series 2021-1A, Class A 1.650%, 02/20/2046 (A)	3,236,970	2,952,600
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
T-Mobile US Trust Series 2025-2A, Class A 4.340%, 04/22/2030 (A)	$3,247,000	$3,269,474
Tricon American Homes Trust Series 2020-SFR2, Class A 1.482%, 11/17/2039 (A)	4,309,088	4,074,114
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (A)	5,599,350	5,245,731
Series 2021-1A, Class A 1.860%, 03/20/2046 (A)	3,147,398	2,906,171
Uniti Fiber Issuer LLC Series 2025-1A, Class A2 5.877%, 04/20/2055 (A)	2,382,000	2,439,207
Vantage Data Centers LLC Series 2020-2A, Class A2 1.992%, 09/15/2045 (A)	3,647,000	3,454,342
VCP RRL ABS I, Ltd. Series 2021-1A, Class A 2.152%, 10/20/2031 (A)	953,597	929,322
Verizon Master Trust Series 2024-5, Class A 5.000%, 06/21/2032 (A)	7,072,000	7,288,231
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (A)	6,321,382	5,870,610
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (A)	1,439,584	1,383,173
Willis Engine Structured Trust VIII Series 2025-A, Class A 5.582%, 06/15/2050 (A)	1,894,559	1,918,573
Wingstop Funding LLC
Series 2020-1A, Class A2 2.841%, 12/05/2050 (A)	9,947,515	9,603,343
Series 2024-1A, Class A2 5.858%, 12/05/2054 (A)	2,651,000	2,743,400
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (A)	4,177,920	3,940,514
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (A)	4,138,000	4,214,293
TOTAL ASSET-BACKED SECURITIES (Cost $424,915,047)		$417,790,266
SHORT-TERM INVESTMENTS – 3.3%
Short-term funds – 3.3%
John Hancock Collateral Trust, 4.0668% (G)(H)	18,433,618	184,398,847
TOTAL SHORT-TERM INVESTMENTS (Cost $184,400,030)		$184,398,847
Total Investments (Select Bond Trust) (Cost $5,854,742,654) – 100.7%		$5,708,189,287
Other assets and liabilities, net – (0.7%)		(36,867,926)
TOTAL NET ASSETS – 100.0%		$5,671,321,361
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate

169

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,041,942,793 or 18.4% of the fund's net assets as of 9-30-25.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $15,427,211.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	The rate shown is the annualized seven-day yield as of 9-30-25.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $15,743,677.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 97.1%
U.S. Government – 53.5%
U.S. Treasury Notes
3.625%, 08/15/2028 to 08/31/2030	$122,450,000	$122,215,136
3.875%, 07/31/2027	9,250,000	9,287,939
		131,503,075
U.S. Government Agency – 43.6%
Federal Agricultural Mortgage Corp.
4.300%, 02/24/2028	13,300,000	13,479,313
4.350%, 01/28/2028	8,615,000	8,742,370
4.740%, 03/25/2030	5,420,000	5,431,113
Federal Farm Credit Bank
0.680%, 01/13/2027	6,000,000	5,775,935
1.600%, 12/14/2026	2,000,000	1,950,615
4.330%, 03/18/2030	10,000,000	10,059,823
4.470%, 03/05/2030	3,000,000	3,024,494
4.900%, 03/19/2031	3,500,000	3,504,703
Federal Home Loan Bank
0.900%, 02/26/2027	2,000,000	1,920,649
2.750%, 03/25/2027	2,600,000	2,565,216
4.050%, 09/23/2030	5,000,000	4,985,786
4.500%, 03/26/2029 to 02/26/2030	13,000,000	13,010,117
Federal Home Loan Mortgage Corp.
0.800%, 10/27/2026	2,000,000	1,942,327
2.500%, 09/01/2034	1,079,752	1,027,217
3.000%, 07/01/2030 to 12/01/2032	871,437	853,443
3.500%, 04/01/2032	420,894	415,190
4.085%, 09/18/2030	3,500,000	3,495,917
4.250%, 08/25/2027	2,000,000	1,997,363
4.300%, 03/13/2030	5,000,000	5,016,326
4.650%, 10/09/2029	2,000,000	2,000,288
4.750%, 10/11/2029	2,000,000	1,995,016
6.000%, 10/01/2052 to 03/01/2054	2,498,916	2,573,303
6.607%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.617%), 05/01/2045 (A)	189,554	195,514
7.000%, 04/01/2031 to 04/01/2032	143	149
Federal National Mortgage Association
2.500%, 10/01/2027 to 09/01/2034	1,142,719	1,091,123
3.000%, 03/01/2028 to 09/01/2034	2,318,081	2,271,301
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
3.500%, 07/01/2031 to 06/01/2034	$1,746,519	$1,721,925
4.050%, 09/23/2027	5,000,000	4,998,263
6.000%, 08/01/2053 to 11/01/2053	925,248	952,797
6.500%, 01/01/2039	157,208	167,223
7.000%, 12/01/2026 to 01/01/2029	258	269
8.000%, 09/01/2029 to 09/01/2030	394	413
		107,165,501
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $239,829,056)		$238,668,576
MUNICIPAL BONDS – 1.6%
City of New York, GO 1.990%, 10/01/2026	1,000,000	981,980
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	995,597
State of California, GO 2.375%, 10/01/2026	1,000,000	986,641
State of Wisconsin 2.299%, 05/01/2028	900,000	865,874
TOTAL MUNICIPAL BONDS (Cost $3,871,821)		$3,830,092
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
U.S. Government Agency – 0.3%
Government National Mortgage Association
Series 2012-114, Class IO, 0.609%, 01/16/2053	664,302	9,908
Series 2017-109, Class IO, 0.225%, 04/16/2057	639,334	6,885
Series 2017-124, Class IO, 0.625%, 01/16/2059	682,121	23,750
Series 2017-140, Class IO, 0.485%, 02/16/2059	597,202	16,036
Series 2017-20, Class IO, 0.490%, 12/16/2058	1,364,521	28,391
Series 2017-41, Class IO, 0.498%, 07/16/2058	549,546	13,100
Series 2017-46, Class IO, 0.648%, 11/16/2057	1,072,749	40,173
Series 2017-61, Class IO, 0.688%, 05/16/2059	463,305	16,123
Series 2017-74, Class IO, 0.395%, 09/16/2058	1,191,142	19,338
Series 2017-89, Class IO, 0.437%, 07/16/2059	572,377	14,161
Series 2018-9, Class IO, 0.444%, 01/16/2060	1,289,014	38,477
Series 2020-118, Class IO, 0.884%, 06/16/2062	1,304,986	81,717
Series 2020-119, Class IO, 0.607%, 08/16/2062	723,916	33,516
Series 2020-120, Class IO, 0.758%, 05/16/2062	1,877,152	109,914
Series 2020-137, Class IO, 0.798%, 09/16/2062	1,338,100	77,439
Series 2020-170, Class IO, 0.836%, 11/16/2062	1,475,375	95,476
Series 2021-40, Class IO, 0.822%, 02/16/2063	1,760,005	108,440

170

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2022-53, Class IO, 0.707%, 06/16/2064	$1,628,776	$75,098
		807,942
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,773,338)		$807,942
SHORT-TERM INVESTMENTS – 0.6%
Short-term funds – 0.6%
John Hancock Collateral Trust, 4.0668% (B)(C)	151,271	1,513,227
TOTAL SHORT-TERM INVESTMENTS (Cost $1,513,203)		$1,513,227
Total Investments (Short Term Government Income Trust) (Cost $247,987,418) – 99.6%		$244,819,837
Other assets and liabilities, net – 0.4%		990,762
TOTAL NET ASSETS – 100.0%		$245,810,599
Short Term Government Income Trust (continued)
Security Abbreviations and Legend
GO	General Obligation
IBOR	Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	The rate shown is the annualized seven-day yield as of 9-30-25.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	95	Long	Dec 2025	$19,773,283	$19,797,852	$24,569
						$24,569

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Small Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 94.8%
Communication services – 1.6%
Entertainment – 1.6%
Madison Square Garden Sports Corp. (A)	20,674	$4,692,998
Consumer discretionary – 11.9%
Diversified consumer services – 1.3%
Mister Car Wash, Inc. (A)	729,560	3,888,555
Hotels, restaurants and leisure – 3.4%
First Watch Restaurant Group, Inc. (A)	196,783	3,077,686
Genius Sports, Ltd. (A)	372,513	4,611,711
Wingstop, Inc.	9,178	2,309,919
		9,999,316
Household durables – 1.2%
Green Brick Partners, Inc. (A)	47,948	3,541,439
Specialty retail – 3.1%
Abercrombie & Fitch Company, Class A (A)	23,348	1,997,421
Bath & Body Works, Inc.	98,290	2,531,950
Lithia Motors, Inc.	14,744	4,659,104
		9,188,475
Textiles, apparel and luxury goods – 2.9%
Levi Strauss & Company, Class A	238,169	5,549,338
On Holding AG, Class A (A)	66,000	2,795,100
		8,344,438
		34,962,223
Small Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 1.8%
Household products – 0.9%
Central Garden & Pet Company, Class A (A)	92,384	$2,728,100
Personal care products – 0.9%
BellRing Brands, Inc. (A)	73,210	2,661,184
		5,389,284
Energy – 3.1%
Energy equipment and services – 1.3%
Liberty Energy, Inc.	304,986	3,763,527
Oil, gas and consumable fuels – 1.8%
Magnolia Oil & Gas Corp., Class A	220,201	5,256,198
		9,019,725
Financials – 13.4%
Banks – 10.1%
Banner Corp.	86,310	5,653,305
Cullen/Frost Bankers, Inc.	43,060	5,458,716
Old National Bancorp	197,490	4,334,906
Pinnacle Financial Partners, Inc.	47,434	4,448,835
SouthState Bank Corp.	60,797	6,011,002
Univest Financial Corp.	126,655	3,802,183
		29,708,947
Capital markets – 3.2%
Evercore, Inc., Class A	15,715	5,300,984

171

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Moelis & Company, Class A	56,554	$4,033,431
		9,334,415
Insurance – 0.1%
Neptune Insurance Holdings Inc., Class A (A)	8,587	171,740
		39,215,102
Health care – 13.9%
Biotechnology – 0.7%
ACADIA Pharmaceuticals, Inc. (A)	46,670	995,938
Ultragenyx Pharmaceutical, Inc. (A)	28,721	863,928
		1,859,866
Health care equipment and supplies – 5.2%
Globus Medical, Inc., Class A (A)	50,097	2,869,055
Haemonetics Corp. (A)	17,912	873,031
ICU Medical, Inc. (A)	22,969	2,755,361
Integer Holdings Corp. (A)	28,303	2,924,549
LivaNova PLC (A)	5,610	293,852
Merit Medical Systems, Inc. (A)	32,114	2,672,848
Teleflex, Inc.	23,748	2,905,805
		15,294,501
Health care providers and services – 4.3%
BrightSpring Health Services, Inc. (A)	109,784	3,245,215
Concentra Group Holdings Parent, Inc.	119,352	2,498,037
Molina Healthcare, Inc. (A)	15,695	3,003,395
Option Care Health, Inc. (A)	141,830	3,937,201
		12,683,848
Life sciences tools and services – 1.7%
Bio-Rad Laboratories, Inc., Class A (A)	9,880	2,770,253
Revvity, Inc.	26,260	2,301,689
		5,071,942
Pharmaceuticals – 2.0%
Axsome Therapeutics, Inc. (A)	10,465	1,270,974
Jazz Pharmaceuticals PLC (A)	14,154	1,865,497
Prestige Consumer Healthcare, Inc. (A)	44,961	2,805,566
		5,942,037
		40,852,194
Industrials – 19.0%
Aerospace and defense – 1.7%
Hexcel Corp.	79,664	4,994,933
Building products – 3.5%
A.O. Smith Corp.	52,117	3,825,909
Simpson Manufacturing Company, Inc.	20,346	3,407,141
Trex Company, Inc. (A)	58,623	3,029,050
		10,262,100
Construction and engineering – 3.4%
Arcosa, Inc.	56,299	5,275,779
MasTec, Inc. (A)	22,027	4,687,566
		9,963,345
Electrical equipment – 3.0%
Generac Holdings, Inc. (A)	26,343	4,409,818
Regal Rexnord Corp.	30,155	4,325,433
		8,735,251
Ground transportation – 0.9%
Knight-Swift Transportation Holdings, Inc.	68,187	2,694,068
Machinery – 6.5%
Atmus Filtration Technologies, Inc.	113,066	5,098,146
Crane Company	24,226	4,460,976
The Timken Company	70,160	5,274,629
Small Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Toro Company	54,871	$4,181,170
		19,014,921
		55,664,618
Information technology – 23.8%
Electronic equipment, instruments and components – 1.5%
Advanced Energy Industries, Inc.	26,339	4,481,317
Semiconductors and semiconductor equipment – 8.5%
Alpha & Omega Semiconductor, Ltd. (A)	85,074	2,378,669
Ambarella, Inc. (A)	43,402	3,581,533
Kulicke & Soffa Industries, Inc.	124,442	5,057,323
MACOM Technology Solutions Holdings, Inc. (A)	35,265	4,390,140
MKS, Inc.	35,982	4,453,492
Veeco Instruments, Inc. (A)	169,092	5,145,470
		25,006,627
Software – 13.8%
Adeia, Inc.	271,705	4,564,644
Alkami Technology, Inc. (A)	186,410	4,630,424
Braze, Inc., Class A (A)	154,522	4,394,606
CommVault Systems, Inc. (A)	22,318	4,213,192
Progress Software Corp. (A)	103,535	4,548,293
Q2 Holdings, Inc. (A)	56,208	4,068,897
Tenable Holdings, Inc. (A)	155,233	4,526,594
Varonis Systems, Inc. (A)	73,782	4,240,252
Xperi, Inc. (A)	259,937	1,684,392
Yext, Inc. (A)	403,274	3,435,894
		40,307,188
		69,795,132
Materials – 1.4%
Chemicals – 1.4%
Avient Corp.	123,507	4,069,556
Real estate – 3.7%
Industrial REITs – 3.7%
EastGroup Properties, Inc.	32,209	5,451,695
First Industrial Realty Trust, Inc.	102,855	5,293,947
		10,745,642
Utilities – 1.2%
Multi-utilities – 1.2%
Unitil Corp.	72,764	3,482,485
TOTAL COMMON STOCKS (Cost $248,677,784)		$277,888,959
SHORT-TERM INVESTMENTS – 5.8%
Short-term funds – 5.8%
John Hancock Collateral Trust, 4.0668% (B)(C)	1,698,104	16,986,809
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.0784% (B)	4,141	4,141
TOTAL SHORT-TERM INVESTMENTS (Cost $16,990,893)		$16,990,950
Total Investments (Small Cap Core Trust) (Cost $265,668,677) – 100.6%		$294,879,909
Other assets and liabilities, net – (0.6%)		(1,762,464)
TOTAL NET ASSETS – 100.0%		$293,117,445
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-25.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

172

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.1%
Communication services – 2.7%
Diversified telecommunication services – 0.5%
Anterix, Inc. (A)	2,644	$56,767
ATN International, Inc.	2,067	30,943
Bandwidth, Inc., Class A (A)	5,234	87,251
Cogent Communications Holdings, Inc.	8,581	329,081
Globalstar, Inc. (A)(B)	9,627	350,327
IDT Corp., Class B	3,078	161,010
Liberty Latin America, Ltd., Class A (A)	6,865	56,911
Liberty Latin America, Ltd., Class C (A)	23,342	197,006
Lumen Technologies, Inc. (A)	182,207	1,115,107
Shenandoah Telecommunications Company	9,973	133,838
Uniti Group, Inc. (A)	27,577	168,771
		2,687,012
Entertainment – 0.5%
AMC Entertainment Holdings, Inc., Class A (A)	83,519	242,205
Atlanta Braves Holdings, Inc., Series A (A)(B)	1,939	88,166
Atlanta Braves Holdings, Inc., Series C (A)	8,241	342,743
Cinemark Holdings, Inc.	19,687	551,630
CuriosityStream, Inc.	6,380	33,814
Eventbrite, Inc., Class A (A)	15,791	39,793
IMAX Corp. (A)	8,283	271,268
Lionsgate Studios Corp. (A)	38,075	262,718
Madison Square Garden Entertainment Corp. (A)	7,579	342,874
Playtika Holding Corp.	11,451	44,544
Reservoir Media, Inc. (A)	4,458	36,288
Sphere Entertainment Company (A)(B)	5,309	329,795
Starz Entertainment Corp. (A)(B)	2,779	40,935
The Marcus Corp.	4,607	71,455
		2,698,228
Interactive media and services – 0.6%
Angi, Inc. (A)	8,488	138,015
Bumble, Inc., Class A (A)	14,307	87,130
CarGurus, Inc. (A)	15,740	586,000
Cars.com, Inc. (A)	11,268	137,695
EverQuote, Inc., Class A (A)	5,278	120,708
FuboTV, Inc. (A)	64,155	266,243
Getty Images Holdings, Inc. (A)	23,484	46,498
Grindr, Inc. (A)	6,490	97,480
MediaAlpha, Inc., Class A (A)	6,606	75,176
Nextdoor Holdings, Inc. (A)	44,651	93,321
QuinStreet, Inc. (A)	10,547	163,162
Rumble, Inc. (A)(B)	20,210	146,320
Shutterstock, Inc.	4,705	98,099
TripAdvisor, Inc. (A)(B)	22,259	361,931
TrueCar, Inc. (A)	17,596	32,377
Vimeo, Inc. (A)	28,414	220,209
Webtoon Entertainment, Inc. (A)	4,032	78,261
Yelp, Inc. (A)	11,746	366,475
Ziff Davis, Inc. (A)	8,110	308,991
ZipRecruiter, Inc., Class A (A)	13,341	56,299
		3,480,390
Media – 0.9%
Advantage Solutions, Inc. (A)(B)	20,626	31,558
Altice USA, Inc., Class A (A)	51,078	123,098
AMC Networks, Inc., Class A (A)	6,737	55,513
Boston Omaha Corp., Class A (A)(B)	4,665	61,018
Cable One, Inc.	1,013	179,352
EchoStar Corp., Class A (A)(B)	25,763	1,967,263
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Entravision Communications Corp., Class A	13,780	$32,107
Gambling.com Group, Ltd. (A)(B)	3,433	28,082
Gannett Company, Inc. (A)	27,295	112,728
Gray Media, Inc.	16,949	97,965
Ibotta, Inc., Class A (A)(B)	2,543	70,823
iHeartMedia, Inc., Class A (A)	24,569	70,513
Integral Ad Science Holding Corp. (A)	14,760	150,109
John Wiley & Sons, Inc., Class A	7,844	317,447
Magnite, Inc. (A)	26,711	581,766
National CineMedia, Inc.	12,865	58,021
Newsmax, Inc. (A)	2,064	25,594
Nexxen International, Ltd. (A)	7,457	68,977
PubMatic, Inc., Class A (A)	8,215	68,020
Scholastic Corp.	4,174	114,284
Sinclair, Inc.	7,508	113,371
Stagwell, Inc. (A)(B)	22,799	128,358
TechTarget, Inc. (A)	6,016	34,953
TEGNA, Inc.	30,042	610,754
The EW Scripps Company, Class A (A)	12,408	30,524
Thryv Holdings, Inc. (A)	7,315	88,219
WideOpenWest, Inc. (A)	11,390	58,772
		5,279,189
Wireless telecommunication services – 0.2%
Gogo, Inc. (A)	15,116	129,846
Spok Holdings, Inc.	4,119	71,053
Telephone & Data Systems, Inc.	18,735	735,161
Tingo Group, Inc. (A)	23,160	692
		936,752
		15,081,571
Consumer discretionary – 9.5%
Automobile components – 1.3%
Adient PLC (A)	16,191	389,879
American Axle & Manufacturing Holdings, Inc. (A)	23,315	140,123
Cooper-Standard Holdings, Inc. (A)	3,357	123,974
Dana, Inc.	25,464	510,299
Dorman Products, Inc. (A)	5,280	823,046
Fox Factory Holding Corp. (A)	8,123	197,308
Garrett Motion, Inc.	24,522	333,990
Gentherm, Inc. (A)	5,988	203,951
Holley, Inc. (A)	9,777	30,700
LCI Industries	4,674	435,383
Modine Manufacturing Company (A)	9,995	1,420,889
Motorcar Parts of America, Inc. (A)	2,276	37,645
Patrick Industries, Inc. (B)	6,226	643,955
PHINIA, Inc.	7,035	404,372
Solid Power, Inc. (A)	28,712	99,631
Standard Motor Products, Inc.	4,175	170,424
Strattec Security Corp. (A)	778	52,951
The Goodyear Tire & Rubber Company (A)	49,789	372,422
Visteon Corp.	5,231	626,988
XPEL, Inc. (A)	4,676	154,635
		7,172,565
Automobiles – 0.0%
Faraday Future Intelligent Electric, Inc. (A)(B)	17,399	22,619
Livewire Group, Inc. (A)	7,406	35,179
Winnebago Industries, Inc.	5,283	176,664
		234,462
Broadline retail – 0.1%
Groupon, Inc. (A)	4,801	112,103

173

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Broadline retail (continued)
Kohl's Corp.	20,802	$319,727
Savers Value Village, Inc. (A)	7,386	97,865
		529,695
Distributors – 0.1%
A-Mark Precious Metals, Inc.	3,681	95,227
GigaCloud Technology, Inc., Class A (A)	4,530	128,652
Weyco Group, Inc.	1,107	33,310
		257,189
Diversified consumer services – 1.3%
Adtalem Global Education, Inc. (A)	6,672	1,030,490
American Public Education, Inc. (A)	3,379	133,369
Carriage Services, Inc.	2,737	121,906
Coursera, Inc. (A)	26,411	309,273
frontdoor, Inc. (A)	14,191	954,912
Graham Holdings Company, Class B	604	711,095
KinderCare Learning Cos, Inc. (A)	6,248	41,487
Laureate Education, Inc. (A)	24,538	773,929
Lincoln Educational Services Corp. (A)	5,857	137,640
Matthews International Corp., Class A	5,875	142,645
McGraw Hill, Inc. (A)	4,213	52,873
Mister Car Wash, Inc. (A)	19,429	103,557
OneSpaWorld Holdings, Ltd.	18,135	383,374
Perdoceo Education Corp.	11,747	442,392
Strategic Education, Inc.	4,582	394,098
Stride, Inc. (A)	8,145	1,213,116
Udemy, Inc. (A)	18,952	132,854
Universal Technical Institute, Inc. (A)	8,569	278,921
		7,357,931
Hotels, restaurants and leisure – 1.7%
Accel Entertainment, Inc. (A)	10,939	121,095
Biglari Holdings, Inc., Class B (A)(B)	143	46,282
BJ's Restaurants, Inc. (A)(B)	4,082	124,623
Bloomin' Brands, Inc.	16,168	115,925
Brightstar Lottery PLC (B)	21,323	367,822
Brinker International, Inc. (A)	8,434	1,068,419
Cracker Barrel Old Country Store, Inc.	4,238	186,726
Dave & Buster's Entertainment, Inc. (A)	5,228	94,940
Denny's Corp. (A)	10,456	54,685
Dine Brands Global, Inc.	2,824	69,809
El Pollo Loco Holdings, Inc. (A)(B)	5,266	51,080
First Watch Restaurant Group, Inc. (A)	7,902	123,587
Genius Sports, Ltd. (A)	42,425	525,222
Global Business Travel Group I (A)	19,351	156,356
Golden Entertainment, Inc.	3,732	88,001
Hilton Grand Vacations, Inc. (A)(B)	10,663	445,820
Inspired Entertainment, Inc. (A)	4,606	43,204
Jack in the Box, Inc.	3,767	74,474
Krispy Kreme, Inc. (B)	15,995	61,901
Kura Sushi USA, Inc., Class A (A)	1,220	72,480
Life Time Group Holdings, Inc. (A)	25,866	713,902
Lindblad Expeditions Holdings, Inc. (A)	7,502	96,026
Marriott Vacations Worldwide Corp.	5,083	338,324
Monarch Casino & Resort, Inc.	2,412	255,286
Nathan's Famous, Inc.	556	61,571
Papa John's International, Inc.	6,253	301,082
Portillo's, Inc., Class A (A)(B)	10,964	70,718
Potbelly Corp. (A)	4,953	84,399
Pursuit Attractions and Hospitality, Inc. (A)	4,218	152,607
RCI Hospitality Holdings, Inc. (B)	1,565	47,748
Red Rock Resorts, Inc., Class A	9,216	562,729
Rush Street Interactive, Inc. (A)	16,937	346,870
Sabre Corp. (A)	69,932	127,976
Serve Robotics, Inc. (A)(B)	8,995	104,612
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Shake Shack, Inc., Class A (A)	7,391	$691,872
Six Flags Entertainment Corp. (A)(B)	18,292	415,594
Super Group SGHC, Ltd.	30,572	403,550
Sweetgreen, Inc., Class A (A)(B)	19,816	158,132
Target Hospitality Corp. (A)	6,677	56,621
The Cheesecake Factory, Inc. (B)	8,698	475,259
United Parks & Resorts, Inc. (A)(B)	5,118	264,601
Xponential Fitness, Inc., Class A (A)(B)	5,596	43,593
		9,665,523
Household durables – 1.7%
Beazer Homes USA, Inc. (A)	4,664	114,501
Cavco Industries, Inc. (A)	1,463	849,608
Century Communities, Inc.	5,133	325,278
Champion Homes, Inc. (A)	10,970	837,779
Cricut, Inc., Class A	9,586	60,296
Dream Finders Homes, Inc., Class A (A)(B)	5,982	155,053
Ethan Allen Interiors, Inc.	4,742	139,699
Flexsteel Industries, Inc.	822	38,100
Green Brick Partners, Inc. (A)	6,124	452,319
Hamilton Beach Brands Holding Company, Class B	1,197	17,201
Helen of Troy, Ltd. (A)	4,519	113,879
Hovnanian Enterprises, Inc., Class A (A)	952	122,322
Installed Building Products, Inc. (B)	4,479	1,104,790
KB Home	12,450	792,318
La-Z-Boy, Inc.	8,066	276,825
Legacy Housing Corp. (A)	2,066	56,836
Leggett & Platt, Inc.	26,137	232,097
LGI Homes, Inc. (A)	4,127	213,407
M/I Homes, Inc. (A)	4,872	703,712
Meritage Homes Corp.	13,437	973,242
Sonos, Inc. (A)	22,976	363,021
Taylor Morrison Home Corp. (A)	18,281	1,206,729
The Lovesac Company (A)(B)	2,767	46,845
Tri Pointe Homes, Inc. (A)	16,249	551,979
		9,747,836
Leisure products – 0.5%
Acushnet Holdings Corp.	5,422	425,573
Escalade, Inc. (B)	1,960	24,637
Funko, Inc., Class A (A)	7,124	24,507
JAKKS Pacific, Inc.	1,809	33,883
Johnson Outdoors, Inc., Class A	1,040	42,006
Latham Group, Inc. (A)	8,999	68,482
Malibu Boats, Inc., Class A (A)	3,747	121,590
MasterCraft Boat Holdings, Inc. (A)	3,638	78,071
Peloton Interactive, Inc., Class A (A)	70,673	636,057
Polaris, Inc.	10,264	596,646
Smith & Wesson Brands, Inc.	8,850	86,996
Sturm Ruger & Company, Inc. (B)	3,168	137,713
Topgolf Callaway Brands Corp. (A)	25,564	242,858
		2,519,019
Specialty retail – 2.2%
Abercrombie & Fitch Company, Class A (A)	9,000	769,950
Academy Sports & Outdoors, Inc.	12,642	632,353
Advance Auto Parts, Inc. (B)	11,522	707,451
American Eagle Outfitters, Inc.	30,989	530,222
America's Car-Mart, Inc. (A)	1,494	43,640
Arhaus, Inc. (A)	10,034	106,661
Arko Corp.	15,867	72,512
Asbury Automotive Group, Inc. (A)	3,737	913,510
Barnes & Noble Education, Inc. (A)(B)	2,951	29,362
Bed Bath & Beyond, Inc. (A)(B)	10,854	106,261

174

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Boot Barn Holdings, Inc. (A)	5,878	$974,102
Build-A-Bear Workshop, Inc. (B)	2,445	159,438
Caleres, Inc. (B)	6,562	85,568
Camping World Holdings, Inc., Class A	11,574	182,753
Citi Trends, Inc. (A)	1,052	32,644
EVgo, Inc. (A)	25,006	118,278
Genesco, Inc. (A)	2,080	60,299
Group 1 Automotive, Inc.	2,393	1,046,961
Haverty Furniture Companies, Inc.	2,824	61,930
Lands' End, Inc. (A)(B)	2,693	37,971
MarineMax, Inc. (A)	3,695	93,594
Monro, Inc. (B)	5,982	107,497
National Vision Holdings, Inc. (A)	14,897	434,843
OneWater Marine, Inc., Class A (A)(B)	2,446	38,745
Petco Health & Wellness Company, Inc. (A)	14,946	57,841
Revolve Group, Inc. (A)	7,844	167,077
Sally Beauty Holdings, Inc. (A)	19,849	323,142
Shoe Carnival, Inc.	3,568	74,179
Signet Jewelers, Ltd. (B)	7,546	723,812
Sleep Number Corp. (A)(B)	4,323	30,347
Sonic Automotive, Inc., Class A	2,826	215,030
Stitch Fix, Inc., Class A (A)	21,416	93,160
The Buckle, Inc.	6,047	354,717
The ODP Corp. (A)	5,396	150,279
The RealReal, Inc. (A)(B)	18,262	194,125
ThredUp, Inc., Class A (A)	17,637	166,670
Tile Shop Holdings, Inc. (A)	6,125	37,056
Upbound Group, Inc.	10,185	240,672
Urban Outfitters, Inc. (A)	11,574	826,731
Victoria's Secret & Company (A)	13,114	355,914
Warby Parker, Inc., Class A (A)	18,887	520,903
Winmark Corp.	583	290,200
Zumiez, Inc. (A)	2,388	46,829
		12,215,229
Textiles, apparel and luxury goods – 0.6%
Capri Holdings, Ltd. (A)	22,375	445,710
Carter's, Inc.	6,835	192,884
Ermenegildo Zegna NV	12,464	117,785
Figs, Inc., Class A (A)	17,372	116,219
G-III Apparel Group, Ltd. (A)	7,546	200,799
Hanesbrands, Inc. (A)	67,231	443,052
Kontoor Brands, Inc.	10,509	838,303
Lakeland Industries, Inc. (B)	2,238	33,122
Movado Group, Inc.	2,960	56,151
Oxford Industries, Inc.	2,729	110,634
Rocky Brands, Inc.	1,405	41,855
Steven Madden, Ltd. (B)	13,319	445,920
Superior Group of Companies, Inc.	2,714	29,094
Wolverine World Wide, Inc.	15,480	424,771
		3,496,299
		53,195,748
Consumer staples – 1.9%
Beverages – 0.1%
MGP Ingredients, Inc.	2,709	65,531
National Beverage Corp. (A)	4,769	176,071
The Vita Coco Company, Inc. (A)	8,366	355,304
		596,906
Consumer staples distribution and retail – 0.5%
Grocery Outlet Holding Corp. (A)	18,221	292,447
Guardian Pharmacy Services, Inc., Class A (A)	3,565	93,510
Ingles Markets, Inc., Class A	2,773	192,890
Natural Grocers by Vitamin Cottage, Inc.	2,574	102,960
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
PriceSmart, Inc.	4,904	$594,316
The Andersons, Inc.	6,287	250,285
The Chefs' Warehouse, Inc. (A)	6,949	405,335
United Natural Foods, Inc. (A)	11,532	433,834
Village Super Market, Inc., Class A	1,897	70,872
Weis Markets, Inc. (B)	3,223	231,637
		2,668,086
Food products – 0.7%
Alico, Inc.	1,272	44,088
B&G Foods, Inc. (B)	15,134	67,044
Beyond Meat, Inc. (A)(B)	14,964	28,282
BRC, Inc., Class A (A)	18,669	29,124
Calavo Growers, Inc.	3,301	84,968
Cal-Maine Foods, Inc.	8,733	821,775
Dole PLC	12,740	171,226
Fresh Del Monte Produce, Inc.	6,275	217,868
J&J Snack Foods Corp.	2,992	287,501
John B Sanfilippo & Son, Inc.	1,476	94,877
Lifeway Foods, Inc. (A)	851	23,624
Limoneira Company	3,676	54,589
Mama's Creations, Inc. (A)	7,029	73,875
Mission Produce, Inc. (A)	7,183	86,340
Seneca Foods Corp., Class A (A)	886	95,635
SunOpta, Inc. (A)	18,897	110,736
The Hain Celestial Group, Inc. (A)	19,198	30,333
The Marzetti Company	3,815	659,194
The Simply Good Foods Company (A)	17,809	442,019
Tootsie Roll Industries, Inc. (B)	3,547	148,690
TreeHouse Foods, Inc. (A)	9,568	193,369
Utz Brands, Inc.	13,909	168,994
Vital Farms, Inc. (A)	6,609	271,960
Westrock Coffee Company (A)(B)	7,656	37,208
		4,243,319
Household products – 0.3%
Central Garden & Pet Company (A)	1,057	34,511
Central Garden & Pet Company, Class A (A)	10,824	319,633
Energizer Holdings, Inc.	12,607	313,788
Oil-Dri Corp. of America	1,971	120,310
Spectrum Brands Holdings, Inc.	4,346	228,295
WD-40 Company	2,594	512,574
		1,529,111
Personal care products – 0.2%
Edgewell Personal Care Company	8,943	182,079
Herbalife, Ltd. (A)	19,754	166,724
Interparfums, Inc.	3,476	341,969
Medifast, Inc. (A)(B)	2,322	31,742
Nature's Sunshine Products, Inc. (A)	3,432	53,265
Nu Skin Enterprises, Inc., Class A	9,428	114,927
Olaplex Holdings, Inc. (A)(B)	28,920	37,885
The Beauty Health Company (A)(B)	23,375	46,516
The Honest Company, Inc. (A)(B)	17,927	65,971
USANA Health Sciences, Inc. (A)	2,220	61,161
		1,102,239
Tobacco – 0.1%
Turning Point Brands, Inc.	3,315	327,721
Universal Corp.	4,600	257,002
		584,723
		10,724,384
Energy – 4.6%
Energy equipment and services – 1.5%
Archrock, Inc.	31,419	826,634
Aris Water Solutions, Inc., Class A	5,959	146,949

175

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Atlas Energy Solutions, Inc. (B)	14,927	$169,720
Borr Drilling, Ltd. (A)(B)	48,866	131,450
Bristow Group, Inc. (A)	5,561	200,641
Cactus, Inc., Class A	13,003	513,228
Core Laboratories, Inc.	9,578	118,384
DMC Global, Inc. (A)	4,045	34,180
Expro Group Holdings NV (A)	19,881	236,186
Flowco Holdings, Inc., Class A	3,873	57,514
Forum Energy Technologies, Inc. (A)	2,425	64,772
Helix Energy Solutions Group, Inc. (A)	27,075	177,612
Helmerich & Payne, Inc.	18,276	403,717
Innovex International, Inc. (A)	7,675	142,295
Kodiak Gas Services, Inc.	12,465	460,831
Liberty Energy, Inc.	29,994	370,126
Nabors Industries, Ltd. (A)(B)	2,826	115,499
National Energy Services Reunited Corp. (A)	11,901	122,104
Natural Gas Services Group, Inc.	2,011	56,288
Noble Corp. PLC	23,938	676,967
Oceaneering International, Inc. (A)	18,045	447,155
Oil States International, Inc. (A)	11,547	69,975
Patterson-UTI Energy, Inc.	67,245	348,329
ProPetro Holding Corp. (A)	15,703	82,284
Ranger Energy Services, Inc., Class A	3,886	54,559
RPC, Inc.	18,048	85,908
Seadrill, Ltd. (A)	11,969	361,583
Select Water Solutions, Inc.	18,137	193,885
Solaris Energy Infrastructure, Inc.	7,052	281,868
TETRA Technologies, Inc. (A)	26,154	150,386
Tidewater, Inc. (A)(B)	9,270	494,369
Transocean, Ltd. (A)(B)	142,788	445,499
Valaris, Ltd. (A)(B)	12,107	590,458
		8,631,355
Oil, gas and consumable fuels – 3.1%
Ardmore Shipping Corp.	6,553	77,784
Berry Corp.	16,888	63,837
BKV Corp. (A)	3,407	78,804
California Resources Corp.	12,801	680,757
Calumet, Inc. (A)(B)	13,332	243,309
Centrus Energy Corp., Class A (A)	2,982	924,629
Clean Energy Fuels Corp. (A)	34,875	89,978
CNX Resources Corp. (A)(B)	26,059	837,015
Comstock Resources, Inc. (A)	14,229	282,161
Core Natural Resources, Inc.	10,093	842,564
Crescent Energy Company, Class A	34,115	304,306
CVR Energy, Inc. (A)	5,995	218,698
Delek US Holdings, Inc.	11,726	378,398
DHT Holdings, Inc.	24,271	290,038
Diversified Energy Company PLC	10,789	151,154
Dorian LPG, Ltd.	7,069	210,656
Encore Energy Corp. (A)	36,597	117,476
Energy Fuels, Inc. (A)(B)	41,239	633,019
Epsilon Energy, Ltd.	4,864	24,515
Evolution Petroleum Corp. (B)	6,994	33,711
Excelerate Energy, Inc., Class A	4,455	112,221
FLEX LNG, Ltd. (New York Stock Exchange) (A)	5,848	147,370
Gevo, Inc. (A)	45,530	89,239
Golar LNG, Ltd.	19,019	768,558
Granite Ridge Resources, Inc. (B)	11,810	63,892
Green Plains, Inc. (A)	12,688	111,528
Gulfport Energy Corp. (A)	2,899	524,661
HighPeak Energy, Inc. (B)	4,007	28,329
Infinity Natural Resources, Inc., Class A (A)	3,062	40,143
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
International Seaways, Inc.	7,656	$352,788
Kinetik Holdings, Inc. (B)	8,461	361,623
Kosmos Energy, Ltd. (A)(B)	94,140	156,272
Lightbridge Corp. (A)	3,652	77,459
Magnolia Oil & Gas Corp., Class A	35,249	841,394
Murphy Oil Corp.	25,549	725,847
NACCO Industries, Inc., Class A	786	33,138
Navigator Holdings, Ltd. (B)	6,323	97,943
New Fortress Energy, Inc. (A)(B)	33,226	73,429
NextDecade Corp. (A)	25,872	175,671
Nordic American Tankers, Ltd. (B)	39,781	124,912
Northern Oil and Gas, Inc. (B)	18,596	461,181
Par Pacific Holdings, Inc. (A)	9,457	334,967
PBF Energy, Inc., Class A	16,057	484,440
Peabody Energy Corp.	23,187	614,919
REX American Resources Corp. (A)	5,734	175,575
Riley Exploration Permian, Inc. (B)	2,682	72,709
Sable Offshore Corp. (A)(B)	14,412	251,634
SandRidge Energy, Inc.	7,385	83,303
Scorpio Tankers, Inc.	8,261	463,029
SFL Corp., Ltd.	23,349	175,818
SM Energy Company	21,646	540,501
Summit Midstream Corp. (A)(B)	1,956	40,176
Talos Energy, Inc. (A)	23,658	226,880
Teekay Corp., Ltd.	9,891	80,908
Teekay Tankers, Ltd., Class A (B)	4,576	231,317
Uranium Energy Corp. (A)	81,607	1,088,637
VAALCO Energy, Inc. (B)	21,190	85,184
Vital Energy, Inc. (A)(B)	5,825	98,384
Vitesse Energy, Inc. (B)	5,755	133,689
W&T Offshore, Inc. (B)	21,085	38,375
World Kinect Corp.	10,425	270,529
		17,341,381
		25,972,736
Financials – 17.3%
Banks – 9.6%
1st Source Corp.	3,644	224,325
ACNB Corp.	2,094	92,220
Amalgamated Financial Corp.	4,571	124,103
Amerant Bancorp, Inc.	7,620	146,837
Ameris Bancorp	12,337	904,425
Ames National Corp.	1,851	37,427
Arrow Financial Corp.	3,602	101,937
Associated Banc-Corp.	30,271	778,267
Atlantic Union Bankshares Corp.	27,082	955,724
Axos Financial, Inc. (A)	10,098	854,796
Banc of California, Inc.	25,594	423,581
BancFirst Corp.	4,013	507,444
Bank First Corp.	1,840	223,210
Bank of Hawaii Corp.	7,326	480,879
Bank of Marin Bancorp	3,189	77,429
Bank7 Corp.	932	43,124
BankUnited, Inc.	13,962	532,790
Bankwell Financial Group, Inc.	1,480	65,490
Banner Corp.	6,303	412,847
Bar Harbor Bankshares	3,219	98,051
BayCom Corp.	2,426	69,748
BCB Bancorp, Inc.	4,324	37,532
Beacon Financial Corp.	16,729	396,645
Blue Foundry Bancorp (A)	5,214	47,395
Blue Ridge Bankshares, Inc. (A)	13,400	56,682
Bridgewater Bancshares, Inc. (A)	4,343	76,437
Burke & Herbert Financial Services Corp.	2,613	161,196
Business First Bancshares, Inc.	5,905	139,417

176

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BV Financial, Inc. (A)	1,986	$32,014
Byline Bancorp, Inc.	6,167	171,011
C&F Financial Corp.	651	43,747
Cadence Bank	34,045	1,278,049
California BanCorp (A)	4,398	73,359
Camden National Corp.	3,260	125,803
Capital Bancorp, Inc.	2,590	82,621
Capital City Bank Group, Inc.	3,014	125,955
Capitol Federal Financial, Inc.	24,342	154,572
Carter Bankshares, Inc. (A)	4,800	93,168
Cathay General Bancorp	12,639	606,798
CB Financial Services, Inc. (B)	1,110	36,863
Central Pacific Financial Corp.	5,162	156,615
Chemung Financial Corp.	957	50,262
ChoiceOne Financial Services, Inc. (B)	2,776	80,393
Citizens & Northern Corp.	3,419	67,730
Citizens Financial Services, Inc.	956	57,628
City Holding Company	2,686	332,715
Civista Bancshares, Inc.	3,381	68,668
CNB Financial Corp.	6,376	154,299
Coastal Financial Corp. (A)	2,488	269,127
Colony Bankcorp, Inc.	3,947	67,138
Columbia Financial, Inc. (A)	6,217	93,317
Community Financial System, Inc.	10,085	591,384
Community Trust Bancorp, Inc.	3,268	182,845
Community West Bancshares	3,585	74,711
ConnectOne Bancorp, Inc.	9,242	229,294
Customers Bancorp, Inc. (A)	5,567	363,915
CVB Financial Corp.	24,987	472,504
Dime Community Bancshares, Inc.	7,718	230,228
Eagle Bancorp, Inc.	5,820	117,680
Eagle Financial Services, Inc.	986	37,300
Eastern Bankshares, Inc.	37,233	675,779
Enterprise Financial Services Corp.	6,951	403,019
Equity Bancshares, Inc., Class A	3,186	129,670
Esquire Financial Holdings, Inc.	1,406	143,489
Farmers & Merchants Bancorp, Inc.	2,573	64,351
Farmers National Banc Corp.	8,295	119,531
FB Bancorp, Inc. (A)	3,356	40,339
FB Financial Corp.	8,118	452,497
Fidelity D&D Bancorp, Inc.	905	39,666
Financial Institutions, Inc.	4,074	110,813
First Bancorp (North Carolina)	7,720	408,311
First Bancorp (Puerto Rico)	30,097	663,639
First Bank	4,782	77,899
First Busey Corp.	16,278	376,836
First Business Financial Services, Inc.	1,666	85,399
First Commonwealth Financial Corp.	19,803	337,641
First Community Bankshares, Inc.	3,354	116,719
First Community Corp.	1,597	45,067
First Financial Bancorp	17,584	443,996
First Financial Bankshares, Inc.	25,723	865,579
First Financial Corp.	2,202	124,281
First Financial Northwest, Inc. (A)(B)(C)	1,279	716
First Foundation, Inc. (A)	12,431	69,241
First Internet Bancorp	1,630	36,561
First Interstate BancSystem, Inc., Class A	16,232	517,314
First Merchants Corp.	10,985	414,135
First Mid Bancshares, Inc.	4,264	161,520
First National Corp.	1,699	38,533
First Savings Financial Group, Inc.	1,235	38,816
First United Corp.	1,254	46,110
First Western Financial, Inc. (A)	1,756	40,432
Firstsun Capital Bancorp (A)	2,454	95,191
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Five Star Bancorp	3,529	$113,634
Flagstar Financial, Inc.	57,995	669,842
Flushing Financial Corp.	6,760	93,356
Franklin Financial Services Corp.	902	41,492
FS Bancorp, Inc.	1,448	57,804
Fulton Financial Corp.	33,494	623,993
FVCBankcorp, Inc.	3,639	47,198
GBank Financial Holdings, Inc. (A)	1,820	71,471
German American Bancorp, Inc. (B)	7,159	281,134
Glacier Bancorp, Inc.	22,299	1,085,292
Great Southern Bancorp, Inc.	1,775	108,719
Greene County Bancorp, Inc.	1,676	37,878
Guaranty Bancshares, Inc.	1,865	90,919
Hancock Whitney Corp.	15,763	986,921
Hanmi Financial Corp.	5,863	144,757
HarborOne Bancorp, Inc.	8,514	115,790
Hawthorn Bancshares, Inc.	1,249	38,769
HBT Financial, Inc.	3,092	77,918
Heritage Commerce Corp.	11,102	110,243
Heritage Financial Corp.	6,687	161,759
Hilltop Holdings, Inc.	8,849	295,734
Home Bancorp, Inc.	1,479	80,347
Home BancShares, Inc.	35,089	993,019
HomeTrust Bancshares, Inc.	3,458	141,571
Hope Bancorp, Inc.	22,773	245,265
Horizon Bancorp, Inc.	8,472	135,637
Independent Bank Corp. (Massachusetts)	9,253	640,030
Independent Bank Corp. (Michigan)	4,213	130,498
International Bancshares Corp.	10,308	708,675
Investar Holding Corp.	2,001	46,443
John Marshall Bancorp, Inc.	2,602	51,572
Kearny Financial Corp.	11,855	77,887
Lakeland Financial Corp.	4,917	315,671
Landmark Bancorp, Inc.	1,095	29,226
LCNB Corp.	2,858	42,841
LINKBANCORP, Inc.	4,534	32,327
Live Oak Bancshares, Inc.	6,782	238,862
Mechanics Bancorp, Class A (A)	3,708	49,353
Mercantile Bank Corp.	3,192	143,640
Metrocity Bankshares, Inc.	4,457	123,414
Metropolitan Bank Holding Corp.	1,848	138,267
Mid Penn Bancorp, Inc.	3,931	112,584
Middlefield Banc Corp.	1,576	47,296
Midland States Bancorp, Inc.	4,035	69,160
MidWestOne Financial Group, Inc.	4,393	124,278
MVB Financial Corp.	2,713	67,988
National Bank Holdings Corp., Class A	7,166	276,894
National Bankshares, Inc.	1,278	37,624
NB Bancorp, Inc.	6,589	116,296
NBT Bancorp, Inc.	9,639	402,525
Nicolet Bankshares, Inc.	2,587	347,952
Northeast Bank	1,423	142,528
Northeast Community Bancorp, Inc.	2,546	52,371
Northfield Bancorp, Inc.	7,843	92,547
Northpointe Bancshares, Inc.	2,307	39,404
Northrim BanCorp, Inc.	4,260	92,272
Northwest Bancshares, Inc.	26,475	328,025
Norwood Financial Corp.	1,550	39,401
Oak Valley Bancorp	1,480	41,692
OceanFirst Financial Corp.	10,959	192,550
OFG Bancorp	8,551	371,883
Old National Bancorp	64,417	1,413,953
Old Second Bancorp, Inc.	8,126	140,458
OP Bancorp	2,671	37,180
Orange County Bancorp, Inc.	2,047	51,605

177

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Origin Bancorp, Inc.	5,866	$202,494
Orrstown Financial Services, Inc.	3,660	124,367
Park National Corp.	2,822	458,660
Parke Bancorp, Inc.	2,068	44,565
Pathward Financial, Inc.	4,380	324,164
PCB Bancorp	2,637	55,377
Peapack-Gladstone Financial Corp.	3,299	91,052
Peoples Bancorp, Inc.	6,850	205,432
Peoples Financial Services Corp.	1,863	90,560
Plumas Bancorp	1,188	51,250
Ponce Financial Group, Inc. (A)	4,160	61,152
Preferred Bank	2,248	203,197
Primis Financial Corp.	4,928	51,793
Princeton Bancorp, Inc.	1,032	32,859
Provident Bancorp, Inc. (A)	4,026	50,446
Provident Financial Services, Inc.	24,235	467,251
QCR Holdings, Inc.	3,139	237,434
RBB Bancorp	3,613	67,780
Red River Bancshares, Inc.	976	63,264
Renasant Corp.	17,594	649,043
Republic Bancorp, Inc., Class A	1,724	124,559
Richmond Mutual BanCorp, Inc. (B)	2,092	29,727
Riverview Bancorp, Inc.	5,132	27,559
S&T Bancorp, Inc.	7,528	282,978
Seacoast Banking Corp. of Florida	16,428	499,904
ServisFirst Bancshares, Inc.	9,849	793,140
Shore Bancshares, Inc.	6,498	106,632
Sierra Bancorp	2,782	80,428
Simmons First National Corp., Class A	25,796	494,509
SmartFinancial, Inc.	3,089	110,370
South Plains Financial, Inc.	2,961	114,443
Southern First Bancshares, Inc. (A)	1,747	77,078
Southern Missouri Bancorp, Inc.	1,960	103,018
Southside Bancshares, Inc.	5,864	165,658
Stellar Bancorp, Inc.	8,939	271,209
Stock Yards Bancorp, Inc.	5,084	355,829
Texas Capital Bancshares, Inc. (A)	8,500	718,505
The Bancorp, Inc. (A)	8,668	649,147
The Bank of NT Butterfield & Son, Ltd.	8,150	349,798
The First Bancorp, Inc.	2,423	63,628
The Hingham Institution for Savings	291	76,760
Third Coast Bancshares, Inc. (A)	2,519	95,646
Timberland Bancorp, Inc.	1,585	52,749
Tompkins Financial Corp.	2,634	174,397
Towne Bank	13,457	465,208
TriCo Bancshares	5,986	265,838
Triumph Financial, Inc. (A)	4,282	214,271
Trustmark Corp.	10,554	417,938
UMB Financial Corp.	13,550	1,603,643
United Bankshares, Inc.	26,404	982,493
United Community Banks, Inc.	22,791	714,498
Unity Bancorp, Inc.	1,545	75,504
Univest Financial Corp.	5,807	174,326
USCB Financial Holdings, Inc.	2,103	36,697
Valley National Bancorp	90,569	960,031
Veritex Holdings, Inc.	9,866	330,807
Virginia National Bankshares Corp.	992	38,500
WaFd, Inc.	15,259	462,195
Washington Trust Bancorp, Inc.	3,876	112,016
WesBanco, Inc.	17,710	565,480
West BanCorp, Inc.	3,578	72,705
Westamerica BanCorp	4,826	241,252
Western New England Bancorp, Inc.	4,892	58,753
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
WSFS Financial Corp.	10,879	$586,704
		53,761,065
Capital markets – 1.7%
Acadian Asset Management, Inc.	5,344	257,367
AlTi Global, Inc. (A)(B)	9,326	33,201
Artisan Partners Asset Management, Inc., Class A	11,733	509,212
Bakkt Holdings, Inc. (A)	2,100	70,665
BGC Group, Inc., Class A	68,262	645,759
Cohen & Steers, Inc.	5,351	351,079
Diamond Hill Investment Group, Inc.	506	70,845
DigitalBridge Group, Inc.	32,837	384,193
Donnelley Financial Solutions, Inc. (A)	5,071	260,802
Forge Global Holdings, Inc. (A)	2,114	35,727
GCM Grosvenor, Inc., Class A (B)	9,287	112,094
Marex Group PLC	10,173	342,016
Moelis & Company, Class A	14,048	1,001,903
Open Lending Corp. (A)	21,236	44,808
P10, Inc., Class A (B)	10,838	117,917
Patria Investments, Ltd., Class A (B)	11,816	172,514
Perella Weinberg Partners	11,697	249,380
Piper Sandler Companies	3,295	1,143,332
PJT Partners, Inc., Class A	4,330	769,571
Silvercrest Asset Management Group, Inc., Class A	2,573	40,525
StepStone Group, Inc., Class A	13,138	858,043
StoneX Group, Inc. (A)	8,625	870,435
Victory Capital Holdings, Inc., Class A (B)	8,389	543,272
Virtus Investment Partners, Inc.	1,225	232,787
Westwood Holdings Group, Inc.	2,235	36,855
WisdomTree, Inc. (B)	22,950	319,005
		9,473,307
Consumer finance – 1.0%
Atlanticus Holdings Corp. (A)	1,078	63,149
Bread Financial Holdings, Inc.	8,828	492,338
Dave, Inc. (A)	1,774	353,647
Encore Capital Group, Inc. (A)	4,529	189,040
Enova International, Inc. (A)	4,620	531,716
FirstCash Holdings, Inc.	7,544	1,195,120
Green Dot Corp., Class A (A)	10,506	141,096
LendingClub Corp. (A)	21,785	330,914
LendingTree, Inc. (A)	2,186	141,500
Medallion Financial Corp.	3,628	36,643
Navient Corp.	13,376	175,894
Nelnet, Inc., Class A	2,412	302,417
NerdWallet, Inc., Class A (A)	8,254	88,813
Oportun Financial Corp. (A)	6,678	41,203
OppFi, Inc.	4,708	53,342
PRA Group, Inc. (A)	7,831	120,911
PROG Holdings, Inc.	7,645	247,392
Regional Management Corp.	1,960	76,362
Upstart Holdings, Inc. (A)(B)	16,076	816,661
World Acceptance Corp. (A)	380	64,273
		5,462,431
Financial services – 2.3%
Acacia Research Corp. (A)(B)	9,228	29,991
Alerus Financial Corp.	4,585	101,512
AvidXchange Holdings, Inc. (A)	33,233	330,668
Banco Latinoamericano de Comercio Exterior SA, Class E	5,645	259,501
Better Home & Finance Holding Company (A)(B)	961	53,951
Burford Capital, Ltd.	38,441	459,754

178

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Cannae Holdings, Inc.	11,384	$208,441
Cantaloupe, Inc. (A)	10,603	112,074
Cass Information Systems, Inc.	2,496	98,168
Compass Diversified Holdings	15,629	103,464
Enact Holdings, Inc.	5,570	213,554
Essent Group, Ltd.	18,794	1,194,547
EVERTEC, Inc.	12,450	420,561
Federal Agricultural Mortgage Corp., Class C	1,789	300,516
Flywire Corp. (A)	22,701	307,372
HA Sustainable Infrastructure Capital, Inc.	23,330	716,231
International Money Express, Inc. (A)	5,523	77,156
Jackson Financial, Inc., Class A	13,577	1,374,400
LoanDepot, Inc., Class A (A)	15,391	47,250
Marqeta, Inc., Class A (A)	74,076	391,121
Merchants Bancorp	5,102	162,244
NCR Atleos Corp. (A)	14,050	552,306
NewtekOne, Inc.	5,274	60,387
NMI Holdings, Inc. (A)	14,845	569,157
Onity Group, Inc. (A)	1,419	56,703
PagSeguro Digital, Ltd., Class A	33,876	338,760
Payoneer Global, Inc. (A)	53,759	325,242
Paysafe, Ltd. (A)	6,406	82,766
Paysign, Inc. (A)	7,106	44,697
PennyMac Financial Services, Inc.	5,554	688,030
Priority Technology Holdings, Inc. (A)	5,101	35,044
Radian Group, Inc.	25,412	920,423
Remitly Global, Inc. (A)	31,761	517,704
Repay Holdings Corp. (A)(B)	15,161	79,292
Security National Financial Corp., Class A (A)	3,322	28,802
Sezzle, Inc. (A)(B)	3,005	238,988
StoneCo, Ltd., Class A (A)	47,554	899,246
Triller Group, Inc. (A)	20,187	16,757
TrustCo Bank Corp. NY	3,415	123,965
Velocity Financial, Inc. (A)	2,423	43,953
Walker & Dunlop, Inc.	6,301	526,890
Waterstone Financial, Inc.	4,032	62,899
		13,174,487
Insurance – 1.9%
Abacus Global Management, Inc. (A)	7,568	43,365
Ambac Financial Group, Inc. (A)	9,698	80,881
American Coastal Insurance Corp.	4,847	55,207
AMERISAFE, Inc.	3,696	162,033
Aspen Insurance Holdings, Ltd., Class A (A)	3,106	114,021
Ategrity Specialty Holdings LLC (A)	1,387	27,421
Bowhead Specialty Holdings, Inc. (A)	3,088	83,500
Citizens, Inc. (A)(B)	10,252	53,823
CNO Financial Group, Inc.	18,642	737,291
Crawford & Company, Class A	3,516	37,621
Donegal Group, Inc., Class A	3,571	69,242
eHealth, Inc. (A)	6,233	26,864
Employers Holdings, Inc.	4,457	189,333
F&G Annuities & Life, Inc.	4,112	128,582
Fidelis Insurance Holdings, Ltd.	11,368	206,329
Genworth Financial, Inc. (A)	77,360	688,504
Goosehead Insurance, Inc., Class A	4,559	339,281
Greenlight Capital Re, Ltd., Class A (A)	5,426	68,910
Hamilton Insurance Group, Ltd., Class B (A)	8,600	213,280
HCI Group, Inc.	1,914	367,354
Heritage Insurance Holdings, Inc. (A)	4,232	106,562
Hippo Holdings, Inc. (A)(B)	3,514	127,066
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Horace Mann Educators Corp.	7,736	$349,435
Investors Title Company	265	70,975
James River Group Holdings, Ltd.	7,315	40,598
Kingstone Companies, Inc. (B)	2,187	32,149
Kingsway Financial Services, Inc. (A)(B)	3,992	58,363
Lemonade, Inc. (A)(B)	10,647	569,934
MBIA, Inc. (A)(B)	10,046	74,843
Mercury General Corp.	5,085	431,106
Oscar Health, Inc., Class A (A)(B)	36,874	698,025
Palomar Holdings, Inc. (A)	5,030	587,253
ProAssurance Corp. (A)	9,772	234,430
Root, Inc., Class A (A)(B)	2,193	196,295
Safety Insurance Group, Inc.	2,809	198,568
Selective Insurance Group, Inc.	11,466	929,549
SelectQuote, Inc. (A)	28,126	55,127
SiriusPoint, Ltd. (A)	19,770	357,639
Skyward Specialty Insurance Group, Inc. (A)	6,806	323,693
Slide Insurance Holdings, Inc. (A)	5,242	82,745
Stewart Information Services Corp.	5,236	383,904
The Baldwin Insurance Group, Inc. (A)(B)	13,406	378,183
Tiptree, Inc.	4,807	92,150
Trupanion, Inc. (A)	7,093	306,985
United Fire Group, Inc.	4,189	127,429
Universal Insurance Holdings, Inc.	4,907	129,054
		10,634,902
Mortgage real estate investment trusts – 0.8%
ACRES Commercial Realty Corp. (A)	1,582	33,475
Adamas Trust, Inc.	17,209	119,947
AG Mortgage Investment Trust, Inc.	5,887	42,622
Apollo Commercial Real Estate Finance, Inc.	26,391	267,341
Arbor Realty Trust, Inc.	36,469	445,286
Ares Commercial Real Estate Corp.	10,605	47,829
ARMOUR Residential REIT, Inc.	20,442	305,403
Blackstone Mortgage Trust, Inc., Class A	30,739	565,905
BrightSpire Capital, Inc.	24,768	134,490
Chicago Atlantic Real Estate Finance, Inc.	3,689	47,182
Chimera Investment Corp.	14,881	196,727
Claros Mortgage Trust, Inc. (A)	18,846	62,569
Dynex Capital, Inc.	22,328	274,411
Ellington Financial, Inc.	17,042	221,205
Franklin BSP Realty Trust, Inc.	15,965	173,380
Invesco Mortgage Capital, Inc.	12,715	96,125
KKR Real Estate Finance Trust, Inc.	11,456	103,104
Ladder Capital Corp.	22,877	249,588
MFA Financial, Inc.	19,439	178,644
Nexpoint Real Estate Finance, Inc.	2,108	29,891
Orchid Island Capital, Inc.	20,556	144,098
PennyMac Mortgage Investment Trust	16,461	201,812
Ready Capital Corp.	32,507	125,802
Redwood Trust, Inc.	25,370	146,892
Rithm Property Trust, Inc.	10,168	25,623
Seven Hills Realty Trust	3,506	36,147
TPG RE Finance Trust, Inc.	12,758	109,208
Two Harbors Investment Corp.	19,729	194,725
		4,579,431
		97,085,623
Health care – 15.4%
Biotechnology – 7.2%
4D Molecular Therapeutics, Inc. (A)	8,375	72,779
89bio, Inc. (A)	24,104	354,329

179

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Abeona Therapeutics, Inc. (A)(B)	8,991	$47,472
Absci Corp. (A)(B)	21,436	65,165
ACADIA Pharmaceuticals, Inc. (A)	23,764	507,124
ADC Therapeutics SA (A)	14,551	58,204
ADMA Biologics, Inc. (A)	44,253	648,749
Aduro Biotech, Inc. (A)(C)	4,010	5,618
Agios Pharmaceuticals, Inc. (A)	10,807	433,793
Akebia Therapeutics, Inc. (A)(B)	48,275	131,791
Akero Therapeutics, Inc. (A)	13,384	635,472
Albireo Pharma, Inc. (A)(C)	3,774	8,114
Aldeyra Therapeutics, Inc. (A)(B)	11,264	58,798
Alector, Inc. (A)(B)	12,225	36,186
Alkermes PLC (A)	30,913	927,390
Allogene Therapeutics, Inc. (A)(B)	31,586	39,167
Altimmune, Inc. (A)	14,956	56,384
Amicus Therapeutics, Inc. (A)	53,665	422,880
AnaptysBio, Inc. (A)	3,810	116,662
Anavex Life Sciences Corp. (A)	16,253	144,652
Anika Therapeutics, Inc. (A)	2,997	28,172
Annexon, Inc. (A)	19,295	58,850
Apogee Therapeutics, Inc. (A)	6,153	244,459
Arbutus Biopharma Corp. (A)	31,366	142,402
Arcellx, Inc. (A)	6,498	533,486
Arcturus Therapeutics Holdings, Inc. (A)	5,052	93,108
Arcus Biosciences, Inc. (A)	13,758	187,109
Arcutis Biotherapeutics, Inc. (A)	20,448	385,445
Ardelyx, Inc. (A)	45,633	251,438
ArriVent Biopharma, Inc. (A)(B)	4,724	87,158
Arrowhead Pharmaceuticals, Inc. (A)	23,149	798,409
ARS Pharmaceuticals, Inc. (A)(B)	10,616	106,691
Astria Therapeutics, Inc. (A)	8,731	63,562
Aura Biosciences, Inc. (A)(B)	8,459	52,277
Aurinia Pharmaceuticals, Inc. (A)	21,460	237,133
Avidity Biosciences, Inc. (A)	19,325	841,990
Beam Therapeutics, Inc. (A)(B)	18,376	445,986
Bicara Therapeutics, Inc. (A)	6,761	106,756
BioCryst Pharmaceuticals, Inc. (A)	40,107	304,412
Biohaven, Ltd. (A)	17,459	262,060
Blueprint Medicines Corp. (A)(C)	12,182	5,604
Bridgebio Pharma, Inc. (A)	29,837	1,549,734
Bright Minds Biosciences, Inc. (A)	786	47,679
Candel Therapeutics, Inc. (A)(B)	7,790	39,729
Capricor Therapeutics, Inc. (A)(B)	7,597	54,774
Cardiff Oncology, Inc. (A)	12,370	25,482
CareDx, Inc. (A)	10,447	151,899
Catalyst Pharmaceuticals, Inc. (A)	22,074	434,858
Celcuity, Inc. (A)(B)	5,539	273,627
Celldex Therapeutics, Inc. (A)	12,696	328,446
CG Oncology, Inc. (A)(B)	10,744	432,768
Chinook Therapeutics, Inc. (A)(C)	12,035	16,862
Cidara Therapeutics, Inc. (A)	2,904	278,087
Cogent Biosciences, Inc. (A)	24,430	350,815
Coherus Oncology, Inc. (A)	18,567	30,450
Compass Therapeutics, Inc. (A)	18,498	64,743
Corvus Pharmaceuticals, Inc. (A)(B)	10,720	79,006
CRISPR Therapeutics AG (A)	15,804	1,024,257
Cullinan Therapeutics, Inc. (A)	10,100	59,893
Cytokinetics, Inc. (A)	22,341	1,227,861
Day One Biopharmaceuticals, Inc. (A)	14,498	102,211
Denali Therapeutics, Inc. (A)	25,679	372,859
Design Therapeutics, Inc. (A)(B)	3,997	30,097
DiaMedica Therapeutics, Inc. (A)	5,429	37,297
Dianthus Therapeutics, Inc. (A)(B)	3,100	121,985
Disc Medicine, Inc. (A)	4,345	287,118
Dynavax Technologies Corp. (A)	20,388	202,453
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Dyne Therapeutics, Inc. (A)	20,775	$262,804
Editas Medicine, Inc. (A)	16,238	56,346
Eledon Pharmaceuticals, Inc. (A)	10,366	26,848
Emergent BioSolutions, Inc. (A)(B)	10,396	91,693
Enanta Pharmaceuticals, Inc. (A)	4,145	49,616
Entrada Therapeutics, Inc. (A)	4,957	28,751
Erasca, Inc. (A)	34,311	74,798
Fennec Pharmaceuticals, Inc. (A)	5,128	47,998
Geron Corp. (A)	104,798	143,573
Gossamer Bio, Inc. (A)(B)	38,028	100,014
GRAIL, Inc. (A)	5,837	345,142
Heron Therapeutics, Inc. (A)(B)	29,936	37,719
Humacyte, Inc. (A)(B)	24,492	42,616
Icosavax, Inc. (A)(C)	6,029	1,869
Ideaya Biosciences, Inc. (A)	15,196	413,483
ImmunityBio, Inc. (A)	44,366	109,140
Immunome, Inc. (A)(B)	14,339	167,910
Immunovant, Inc. (A)	13,420	216,330
Inhibrx Biosciences, Inc. (A)	2,102	70,795
Inhibrx, Inc. (A)(C)	6,820	4,297
Inmune Bio, Inc. (A)(B)	3,682	7,622
Intellia Therapeutics, Inc. (A)	18,805	324,762
Iovance Biotherapeutics, Inc. (A)	49,877	108,233
Ironwood Pharmaceuticals, Inc. (A)	30,457	39,899
iTeos Therapeutics, Inc. (A)(C)	5,923	610
Jade Biosciences, Inc.	6,441	55,586
Janux Therapeutics, Inc. (A)	7,587	185,426
KalVista Pharmaceuticals, Inc. (A)	7,671	93,433
Keros Therapeutics, Inc. (A)	6,590	104,254
Kodiak Sciences, Inc. (A)	6,038	98,842
Korro Bio, Inc. (A)(B)	1,241	59,431
Krystal Biotech, Inc. (A)	4,729	834,810
Kura Oncology, Inc. (A)	16,196	143,335
Kymera Therapeutics, Inc. (A)	9,529	539,341
Larimar Therapeutics, Inc. (A)	8,766	28,314
Lexeo Therapeutics, Inc. (A)	4,674	31,035
Madrigal Pharmaceuticals, Inc. (A)	3,530	1,619,070
MannKind Corp. (A)	58,656	314,983
MeiraGTx Holdings PLC (A)	8,616	70,910
Merrimack Pharmaceuticals, Inc. (A)(C)	2,411	72
Metsera, Inc. (A)	10,158	531,568
MiMedx Group, Inc. (A)	23,900	166,822
Mineralys Therapeutics, Inc. (A)	7,366	279,319
Mirum Pharmaceuticals, Inc. (A)	7,552	553,637
Monopar Therapeutics, Inc. (A)	652	53,249
Monte Rosa Therapeutics, Inc. (A)	9,464	70,128
Myriad Genetics, Inc. (A)	17,898	129,403
Neurogene, Inc. (A)(B)	1,885	32,667
Novavax, Inc. (A)(B)	28,705	248,872
Nurix Therapeutics, Inc. (A)	14,659	135,449
Nuvalent, Inc., Class A (A)	8,220	710,866
Olema Pharmaceuticals, Inc. (A)	11,891	116,413
Organogenesis Holdings, Inc. (A)(B)	13,865	58,510
ORIC Pharmaceuticals, Inc. (A)	10,928	131,136
Oruka Therapeutics, Inc. (A)	5,483	105,438
Palvella Therapeutics, Inc. (A)	1,428	89,521
PDL BioPharma, Inc. (A)(B)(C)	28,581	4,573
Perspective Therapeutics, Inc. (A)(B)	12,304	42,203
Praxis Precision Medicines, Inc. (A)	3,451	182,903
Precigen, Inc. (A)(B)	27,108	89,185
Prime Medicine, Inc. (A)(B)	14,662	81,227
Protagonist Therapeutics, Inc. (A)	11,169	741,957
Protalix BioTherapeutics, Inc. (A)(B)	12,507	27,766
Prothena Corp. PLC (A)	7,895	77,055
PTC Therapeutics, Inc. (A)	14,842	910,854

180

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Puma Biotechnology, Inc. (A)	8,862	$47,057
Recursion Pharmaceuticals, Inc., Class A (A)(B)	69,361	338,482
REGENXBIO, Inc. (A)	8,921	86,088
Regulus Therapeutics, Inc. (A)(C)	12,077	14,009
Relay Therapeutics, Inc. (A)	26,393	137,771
Replimune Group, Inc. (A)	12,929	54,173
Rezolute, Inc. (A)	15,329	144,093
Rhythm Pharmaceuticals, Inc. (A)	9,862	995,963
Rigel Pharmaceuticals, Inc. (A)	3,081	87,285
Rocket Pharmaceuticals, Inc. (A)	17,934	58,465
Sage Therapeutics, Inc. (A)(C)	11,117	2,001
Sana Biotechnology, Inc. (A)(B)	26,389	93,681
Savara, Inc. (A)	21,633	77,230
Scholar Rock Holding Corp. (A)	15,550	579,082
SELLAS Life Sciences Group, Inc. (A)	19,464	31,337
Sionna Therapeutics, Inc. (A)	2,531	74,437
Soleno Therapeutics, Inc. (A)	7,969	538,704
Solid Biosciences, Inc. (A)	12,933	79,797
Spyre Therapeutics, Inc. (A)(B)	9,655	161,818
Stoke Therapeutics, Inc. (A)(B)	8,670	203,745
Syndax Pharmaceuticals, Inc. (A)	16,872	259,576
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Tango Therapeutics, Inc. (A)(B)	12,724	106,882
Taysha Gene Therapies, Inc. (A)	39,727	129,907
Tectonic Therapeutic, Inc. (A)(B)	2,271	35,632
TG Therapeutics, Inc. (A)(B)	27,728	1,001,674
Tonix Pharmaceuticals Holding Corp. (A)(B)	1,458	35,225
Tourmaline Bio, Inc. (A)	3,307	158,174
Travere Therapeutics, Inc. (A)	16,952	405,153
Twist Bioscience Corp. (A)	11,310	318,263
Tyra Biosciences, Inc. (A)(B)	4,988	69,782
Upstream Bio, Inc. (A)	6,856	128,961
UroGen Pharma, Ltd. (A)(B)	7,141	142,463
Vanda Pharmaceuticals, Inc. (A)	10,998	54,880
Vaxcyte, Inc. (A)	22,061	794,637
Vera Therapeutics, Inc. (A)	9,894	287,520
Veracyte, Inc. (A)	15,073	517,456
Verastem, Inc. (A)	9,041	79,832
Vericel Corp. (A)	9,657	303,906
Verve Therapeutics, Inc. (A)(C)	13,147	8,283
Vir Biotechnology, Inc. (A)	17,725	101,210
Viridian Therapeutics, Inc. (A)	13,489	291,093
Voyager Therapeutics, Inc. (A)	11,228	52,435
Xencor, Inc. (A)	13,924	163,329
Xenon Pharmaceuticals, Inc. (A)	14,709	590,566
XOMA Royalty Corp. (A)	1,739	67,021
Zenas Biopharma, Inc. (A)(B)	3,324	73,793
Zymeworks, Inc. (A)	10,001	170,817
		40,308,578
Health care equipment and supplies – 2.4%
Accuray, Inc. (A)	23,255	38,836
Alphatec Holdings, Inc. (A)	22,326	324,620
AngioDynamics, Inc. (A)	7,745	86,512
Artivion, Inc. (A)	7,401	313,358
AtriCure, Inc. (A)	9,333	328,988
Avanos Medical, Inc. (A)	9,048	104,595
Axogen, Inc. (A)	8,700	155,208
Beta Bionics, Inc. (A)	7,324	145,528
Bioventus, Inc., Class A (A)	9,362	62,632
Butterfly Network, Inc. (A)(B)	37,625	72,616
Ceribell, Inc. (A)	5,026	57,749
Cerus Corp. (A)	39,241	62,393
ClearPoint Neuro, Inc. (A)	5,188	113,047
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
CONMED Corp.	5,948	$279,734
CVRx, Inc. (A)(B)	3,095	24,977
Delcath Systems, Inc. (A)(B)	5,911	63,543
Electromed, Inc. (A)	1,500	36,825
Embecta Corp.	11,685	164,875
Enovis Corp. (A)	10,872	329,856
Glaukos Corp. (A)	10,657	869,078
Haemonetics Corp. (A)	9,235	450,114
ICU Medical, Inc. (A)	4,609	552,896
Inogen, Inc. (A)	4,921	40,205
Integer Holdings Corp. (A)	6,510	672,678
Integra LifeSciences Holdings Corp. (A)	12,982	186,032
iRadimed Corp.	1,708	121,541
iRhythm Technologies, Inc. (A)	6,084	1,046,387
Kestra Medical Technologies, Ltd. (A)(B)	2,870	68,191
Lantheus Holdings, Inc. (A)	12,882	660,718
LeMaitre Vascular, Inc.	4,007	350,653
LivaNova PLC (A)	10,396	544,542
Merit Medical Systems, Inc. (A)	11,034	918,360
Neogen Corp. (A)	42,602	243,257
NeuroPace, Inc. (A)	4,837	49,869
Novocure, Ltd. (A)	19,511	252,082
Omnicell, Inc. (A)	9,028	274,903
OraSure Technologies, Inc. (A)	16,331	52,423
Orthofix Medical, Inc. (A)	7,937	116,198
OrthoPediatrics Corp. (A)	3,428	63,521
Outset Medical, Inc. (A)	3,463	48,898
Paragon 28, Inc. (A)(B)(C)	9,242	832
PROCEPT BioRobotics Corp. (A)(B)	10,054	358,827
Pulse Biosciences, Inc. (A)(B)	3,572	63,224
QuidelOrtho Corp. (A)	13,008	383,086
RxSight, Inc. (A)	7,408	66,598
SANUWAVE Health, Inc. (A)	1,404	52,622
Semler Scientific, Inc. (A)(B)	2,205	66,150
SI-BONE, Inc. (A)	7,423	109,267
STAAR Surgical Company (A)	9,682	260,155
Stereotaxis, Inc. (A)	12,354	38,421
Surmodics, Inc. (A)	2,823	84,379
Tactile Systems Technology, Inc. (A)(B)	4,976	68,868
Tandem Diabetes Care, Inc. (A)	12,934	157,019
TransMedics Group, Inc. (A)(B)	6,356	713,143
Treace Medical Concepts, Inc. (A)	9,764	65,516
UFP Technologies, Inc. (A)	1,442	287,823
Utah Medical Products, Inc.	597	37,593
Varex Imaging Corp. (A)	8,155	101,122
Zimvie, Inc. (A)	6,010	113,829
		13,376,912
Health care providers and services – 3.1%
AdaptHealth Corp. (A)	19,611	175,518
Addus HomeCare Corp. (A)	3,453	407,419
agilon health, Inc. (A)	59,788	61,582
Alignment Healthcare, Inc. (A)	27,798	485,075
AMN Healthcare Services, Inc. (A)	7,361	142,509
Ardent Health, Inc. (A)	4,723	62,580
Astrana Health, Inc. (A)	7,958	225,609
Aveanna Healthcare Holdings, Inc. (A)	9,319	82,660
BrightSpring Health Services, Inc. (A)	17,592	520,020
Brookdale Senior Living, Inc. (A)	43,979	372,502
Castle Biosciences, Inc. (A)	5,520	125,690
Clover Health Investments Corp. (A)(B)	77,631	237,551
Community Health Systems, Inc. (A)	25,866	83,030
Concentra Group Holdings Parent, Inc.	22,523	471,406
CorVel Corp. (A)	5,565	430,842
Cross Country Healthcare, Inc. (A)	6,236	88,551
DocGo, Inc. (A)	19,525	26,554

181

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Enhabit, Inc. (A)	9,559	$76,568
Fulgent Genetics, Inc. (A)	4,123	93,180
GeneDx Holdings Corp. (A)	3,588	386,571
Guardant Health, Inc. (A)	22,799	1,424,482
HealthEquity, Inc. (A)	16,269	1,541,813
Hims & Hers Health, Inc. (A)(B)	36,375	2,063,190
LifeStance Health Group, Inc. (A)	25,912	142,516
Nano-X Imaging, Ltd. (A)(B)	12,658	46,835
National HealthCare Corp.	2,437	296,120
National Research Corp. (B)	2,563	32,755
NeoGenomics, Inc. (A)	25,379	195,926
Nutex Health, Inc. (A)(B)	663	68,501
Omada Health, Inc. (A)	1,764	39,002
OPKO Health, Inc. (A)(B)	71,126	110,245
Option Care Health, Inc. (A)	31,383	871,192
Owens & Minor, Inc. (A)	14,572	69,946
PACS Group, Inc. (A)	8,717	119,684
Pediatrix Medical Group, Inc. (A)	16,444	275,437
Performant Healthcare, Inc. (A)(B)	14,232	110,013
Premier, Inc., Class A (B)	15,382	427,620
Privia Health Group, Inc. (A)	22,096	550,190
Progyny, Inc. (A)	14,306	307,865
RadNet, Inc. (A)	12,953	987,148
Select Medical Holdings Corp.	21,489	275,919
Surgery Partners, Inc. (A)	14,823	320,770
Talkspace, Inc. (A)	24,173	66,717
The Ensign Group, Inc.	10,644	1,838,964
The Joint Corp. (A)(B)	2,421	23,096
The Oncology Institute, Inc. (A)	11,770	41,077
The Pennant Group, Inc. (A)	6,619	166,931
US Physical Therapy, Inc.	2,864	243,297
Viemed Healthcare, Inc. (A)	6,762	45,914
		17,258,582
Health care technology – 0.4%
Claritev Corp. (A)	1,518	80,575
Definitive Healthcare Corp. (A)	8,288	33,649
Evolent Health, Inc., Class A (A)(B)	22,594	191,145
Health Catalyst, Inc. (A)	14,132	40,276
HealthStream, Inc.	4,933	139,308
LifeMD, Inc. (A)(B)	7,141	48,487
OptimizeRx Corp. (A)	3,480	71,340
Phreesia, Inc. (A)	10,877	255,827
Schrodinger, Inc. (A)	10,864	217,932
Simulations Plus, Inc. (A)	3,453	52,037
Teladoc Health, Inc. (A)(B)	34,050	263,207
TruBridge, Inc. (A)	2,077	41,893
Waystar Holding Corp. (A)	20,728	786,006
		2,221,682
Life sciences tools and services – 0.4%
10X Genomics, Inc., Class A (A)	20,349	237,880
Adaptive Biotechnologies Corp. (A)	28,768	430,369
Azenta, Inc. (A)	7,829	224,849
BioLife Solutions, Inc. (A)	7,381	188,289
Codexis, Inc. (A)	16,795	40,980
CryoPort, Inc. (A)	9,685	91,814
Cytek Biosciences, Inc. (A)	23,649	82,062
Fortrea Holdings, Inc. (A)	17,834	150,162
Ginkgo Bioworks Holdings, Inc. (A)	7,577	110,473
Lifecore Biomedical, Inc. (A)	5,658	41,643
Maravai LifeSciences Holdings, Inc., Class A (A)(B)	24,729	70,972
MaxCyte, Inc. (A)	21,493	33,959
Mesa Laboratories, Inc.	1,011	67,747
Niagen Bioscience, Inc. (A)(B)	10,197	95,138
OmniAb, Inc. (A)	23,552	37,683
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
OmniAb, Inc., $12.50 Earnout Shares (A)	1,176	$1,166
OmniAb, Inc., $15.00 Earnout Shares (A)	1,176	1,079
Pacific Biosciences of California, Inc. (A)(B)	54,084	69,228
Personalis, Inc. (A)(B)	9,807	63,942
Quanterix Corp. (A)(B)	7,614	41,344
Quantum-Si, Inc. (A)(B)	27,582	38,891
Standard BioTools, Inc. (A)(B)	61,123	79,460
		2,199,130
Pharmaceuticals – 1.9%
Aclaris Therapeutics, Inc. (A)(B)	19,210	36,499
Alumis, Inc. (A)	9,563	38,156
Amneal Pharmaceuticals, Inc. (A)	29,264	292,933
Amphastar Pharmaceuticals, Inc. (A)	7,089	188,922
Amylyx Pharmaceuticals, Inc. (A)(B)	13,707	186,278
ANI Pharmaceuticals, Inc. (A)	3,468	317,669
Aquestive Therapeutics, Inc. (A)(B)	17,077	95,460
Arvinas, Inc. (A)	12,818	109,209
Atea Pharmaceuticals, Inc. (A)	17,214	49,921
Avadel Pharmaceuticals PLC (A)	17,300	264,171
Axsome Therapeutics, Inc. (A)	7,722	937,837
CinCor Pharma, Inc. (A)(C)	5,189	15,878
Collegium Pharmaceutical, Inc. (A)	6,096	213,299
CorMedix, Inc. (A)(B)	13,828	160,820
Crinetics Pharmaceuticals, Inc. (A)	17,334	721,961
Edgewise Therapeutics, Inc. (A)	12,911	209,416
Enliven Therapeutics, Inc. (A)(B)	7,963	163,003
Esperion Therapeutics, Inc. (A)	41,753	110,645
Eton Pharmaceuticals, Inc. (A)(B)	5,115	111,149
Evolus, Inc. (A)	10,332	63,438
EyePoint Pharmaceuticals, Inc. (A)	12,007	170,980
Fulcrum Therapeutics, Inc. (A)	7,789	71,659
Harmony Biosciences Holdings, Inc. (A)	8,425	232,193
Harrow, Inc. (A)(B)	6,061	292,019
Indivior PLC (A)	23,258	560,750
Innoviva, Inc. (A)	12,170	222,103
LENZ Therapeutics, Inc. (A)(B)	2,965	138,110
Ligand Pharmaceuticals, Inc. (A)	3,643	645,321
Liquidia Corp. (A)	12,447	283,045
Maze Therapeutics, Inc. (A)	3,721	96,486
MBX Biosciences, Inc. (A)	3,438	60,165
MediWound, Ltd. (A)(B)	1,678	30,238
Mind Medicine MindMed, Inc. (A)(B)	14,713	173,466
Nuvation Bio, Inc. (A)(B)	49,089	181,629
Ocular Therapeutix, Inc. (A)	27,036	316,051
Omeros Corp. (A)(B)	11,405	46,761
Pacira BioSciences, Inc. (A)(B)	8,861	228,348
Phathom Pharmaceuticals, Inc. (A)	8,197	96,479
Phibro Animal Health Corp., Class A	3,943	159,534
Poseida Therapeutics, Inc. (A)(B)(C)	13,765	6,883
Prestige Consumer Healthcare, Inc. (A)	9,379	585,250
Rapport Therapeutics, Inc. (A)	3,595	106,772
scPharmaceuticals, Inc. (A)	7,931	44,969
Septerna, Inc. (A)	4,224	79,453
SIGA Technologies, Inc.	8,053	73,685
Supernus Pharmaceuticals, Inc. (A)	10,308	492,619
Tarsus Pharmaceuticals, Inc. (A)	7,437	441,981
Terns Pharmaceuticals, Inc. (A)	14,387	108,046
Theravance Biopharma, Inc. (A)	6,440	94,024
Third Harmonic Bio, Inc. (A)(C)	5,239	157
Trevi Therapeutics, Inc. (A)	16,923	154,845
Tvardi Therapeutics, Inc. (A)(B)	862	33,592
WaVe Life Sciences, Ltd. (A)	21,793	159,525

182

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Xeris Biopharma Holdings, Inc. (A)	29,142	$237,216
Zevra Therapeutics, Inc. (A)(B)	10,819	102,889
		11,013,907
		86,378,791
Industrials – 17.0%
Aerospace and defense – 1.9%
AAR Corp. (A)	6,811	610,742
AeroVironment, Inc. (A)	6,067	1,910,438
AerSale Corp. (A)	6,700	54,873
AIRO Group Holdings, Inc. (A)	1,177	22,598
Archer Aviation, Inc., Class A (A)(B)	104,096	997,240
Astronics Corp. (A)	5,891	268,689
Byrna Technologies, Inc. (A)(B)	3,487	77,272
Cadre Holdings, Inc.	5,510	201,170
Ducommun, Inc. (A)	2,666	256,283
Eve Holding, Inc. (A)(B)	10,455	39,834
Intuitive Machines, Inc. (A)(B)	20,944	220,331
Kratos Defense & Security Solutions, Inc. (A)(B)	31,608	2,888,023
Mercury Systems, Inc. (A)	9,948	769,975
Moog, Inc., Class A	5,335	1,107,919
National Presto Industries, Inc.	1,036	116,187
Park Aerospace Corp.	3,829	77,882
Redwire Corp. (A)	9,331	83,886
Satellogic, Inc., Class A (A)	13,526	44,365
V2X, Inc. (A)	3,619	210,228
Voyager Technologies, Inc., Class A (A)	2,602	77,488
VSE Corp.	3,878	644,679
		10,680,102
Air freight and logistics – 0.1%
Forward Air Corp. (A)(B)	4,359	111,765
Hub Group, Inc., Class A	11,245	387,278
Radiant Logistics, Inc. (A)	8,366	49,359
		548,402
Building products – 1.3%
American Woodmark Corp. (A)	2,793	186,461
Apogee Enterprises, Inc.	4,156	181,077
AZZ, Inc.	5,659	617,567
CSW Industrials, Inc.	3,096	751,554
Gibraltar Industries, Inc. (A)	5,702	358,086
Griffon Corp.	7,382	562,139
Insteel Industries, Inc.	3,585	137,449
Janus International Group, Inc. (A)	26,351	260,084
JELD-WEN Holding, Inc. (A)	18,088	88,812
Masterbrand, Inc. (A)	24,486	322,481
Quanex Building Products Corp.	9,172	130,426
Resideo Technologies, Inc. (A)	25,827	1,115,210
Tecnoglass, Inc.	4,651	311,198
UFP Industries, Inc.	11,458	1,071,208
Zurn Elkay Water Solutions Corp.	28,569	1,343,600
		7,437,352
Commercial services and supplies – 1.5%
ABM Industries, Inc.	11,759	542,325
ACCO Brands Corp.	18,727	74,721
ACV Auctions, Inc., Class A (A)	32,152	318,626
BrightView Holdings, Inc. (A)	13,099	175,527
Casella Waste Systems, Inc., Class A (A)	11,979	1,136,568
CECO Environmental Corp. (A)	5,662	289,894
Cimpress PLC (A)	2,943	185,527
CoreCivic, Inc. (A)	20,631	419,841
Deluxe Corp.	8,430	163,205
Driven Brands Holdings, Inc. (A)	11,670	188,004
Ennis, Inc.	4,975	90,943
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Enviri Corp. (A)	14,815	$188,002
Healthcare Services Group, Inc. (A)	14,112	237,505
HNI Corp.	8,747	409,797
Interface, Inc.	11,336	328,064
Liquidity Services, Inc. (A)	4,590	125,904
MillerKnoll, Inc.	12,931	229,396
Montrose Environmental Group, Inc. (A)	6,380	175,195
OPENLANE, Inc. (A)	20,371	586,277
Perma-Fix Environmental Services, Inc. (A)(B)	3,802	38,400
Pitney Bowes, Inc.	32,196	367,356
Quad/Graphics, Inc.	6,242	39,075
Steelcase, Inc., Class A	16,129	277,419
The Brink's Company	7,947	928,686
The GEO Group, Inc. (A)	26,115	535,096
UniFirst Corp.	2,896	484,182
Vestis Corp.	22,546	102,133
		8,637,668
Construction and engineering – 2.3%
Ameresco, Inc., Class A (A)	6,284	211,017
Arcosa, Inc.	9,256	867,380
Argan, Inc.	2,543	686,737
Bowman Consulting Group, Ltd. (A)	2,886	122,251
Centuri Holdings, Inc. (A)	13,315	281,879
Concrete Pumping Holdings, Inc.	4,954	34,926
Construction Partners, Inc., Class A (A)	8,955	1,137,285
Dycom Industries, Inc. (A)	5,341	1,558,290
Fluor Corp. (A)	31,046	1,306,105
Granite Construction, Inc. (B)	8,273	907,134
Great Lakes Dredge & Dock Corp. (A)	12,909	154,779
IES Holdings, Inc. (A)(B)	1,730	687,935
Limbach Holdings, Inc. (A)	2,042	198,319
Matrix Service Company (A)	5,453	71,325
MYR Group, Inc. (A)	2,945	612,648
NWPX Infrastructure, Inc. (A)	1,942	102,790
Orion Group Holdings, Inc. (A)	7,392	61,501
Primoris Services Corp.	10,287	1,412,714
Sterling Infrastructure, Inc. (A)	5,692	1,933,459
Tutor Perini Corp. (A)	8,515	558,499
		12,906,973
Electrical equipment – 2.3%
Allient, Inc.	2,819	126,150
American Superconductor Corp. (A)	8,199	486,939
Amprius Technologies, Inc. (A)	18,156	191,001
Array Technologies, Inc. (A)(B)	29,051	236,766
Atkore, Inc.	6,548	410,822
Bloom Energy Corp., Class A (A)(B)	40,818	3,451,978
Complete Solaria, Inc. (A)(B)	11,049	19,446
EnerSys	7,163	809,132
Enovix Corp. (A)(B)	31,693	315,979
Eos Energy Enterprises, Inc. (A)(B)	48,240	549,454
Fluence Energy, Inc. (A)(B)	14,927	161,212
Hyliion Holdings Corp. (A)(B)	27,480	54,136
KULR Technology Group, Inc. (A)	6,419	26,703
LSI Industries, Inc.	5,480	129,383
NANO Nuclear Energy, Inc. (A)(B)	5,888	227,041
NEXTracker, Inc., Class A (A)	27,730	2,051,743
NuScale Power Corp. (A)	24,205	871,380
Plug Power, Inc. (A)	207,534	483,554
Powell Industries, Inc. (B)	1,836	559,631
Power Solutions International, Inc. (A)	1,270	124,739
Preformed Line Products Company	485	95,133
Shoals Technologies Group, Inc., Class A (A)	32,457	240,506
SunPower Corp. (A)(C)	18,631	0

183

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Sunrun, Inc. (A)	40,166	$694,470
T1 Energy, Inc. (A)(B)	22,657	49,392
Thermon Group Holdings, Inc. (A)	6,447	172,264
Vicor Corp. (A)	4,548	226,127
		12,765,081
Ground transportation – 0.3%
ArcBest Corp.	4,370	305,332
Covenant Logistics Group, Inc.	3,196	69,225
FTAI Infrastructure, Inc. (B)	19,005	82,862
Heartland Express, Inc.	10,566	88,543
Hertz Global Holdings, Inc. (A)(B)	22,771	154,843
Marten Transport, Ltd.	12,202	130,073
Proficient Auto Logistics, Inc. (A)	4,869	33,547
RXO, Inc. (A)	31,216	480,102
Universal Logistics Holdings, Inc. (B)	1,382	32,394
Werner Enterprises, Inc.	11,346	298,627
		1,675,548
Industrial conglomerates – 0.0%
Brookfield Business Corp., Class A	4,814	161,413
Machinery – 3.7%
3D Systems Corp. (A)	28,538	82,760
Aebi Schmidt Holding AG	6,722	83,823
Alamo Group, Inc.	1,949	372,064
Albany International Corp., Class A	5,707	304,183
Astec Industries, Inc.	4,432	213,312
Atmus Filtration Technologies, Inc.	15,790	711,971
Blue Bird Corp. (A)	6,152	354,048
Chart Industries, Inc. (A)	8,615	1,724,292
Columbus McKinnon Corp.	5,770	82,742
Douglas Dynamics, Inc.	4,393	137,325
Energy Recovery, Inc. (A)	10,462	161,324
Enerpac Tool Group Corp.	10,394	426,154
Enpro, Inc.	4,024	909,424
ESCO Technologies, Inc.	4,944	1,043,728
Federal Signal Corp.	11,420	1,358,866
Franklin Electric Company, Inc.	7,564	720,093
Gencor Industries, Inc. (A)	2,346	34,322
Graham Corp. (A)	2,089	114,686
Helios Technologies, Inc.	6,414	334,362
Hillenbrand, Inc.	13,639	368,799
Hillman Solutions Corp. (A)	38,473	353,182
Hyster-Yale, Inc.	2,329	85,847
JBT Marel Corp.	9,951	1,397,618
Kadant, Inc.	2,232	664,199
Kennametal, Inc.	14,430	302,020
LB Foster Company, Class A (A)	1,781	47,998
Lindsay Corp.	2,082	292,646
Luxfer Holdings PLC	5,602	77,868
Mayville Engineering Company, Inc. (A)	3,021	41,569
Microvast Holdings, Inc. (A)(B)	38,212	147,116
Miller Industries, Inc.	2,129	86,054
Mueller Water Products, Inc., Class A	29,707	758,123
Omega Flex, Inc.	914	28,503
Palladyne AI Corp. (A)	4,968	42,675
Park-Ohio Holdings Corp.	1,859	39,485
Proto Labs, Inc. (A)	4,588	229,538
REV Group, Inc.	9,005	510,313
Richtech Robotics, Inc., Class B (A)(B)	13,620	58,430
SPX Technologies, Inc. (A)	9,080	1,695,962
Standex International Corp.	2,274	481,861
Tennant Company	3,546	287,439
Terex Corp.	12,329	632,478
The Gorman-Rupp Company	4,237	196,639
The Greenbrier Companies, Inc.	5,781	266,909
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Manitowoc Company, Inc. (A)	6,687	$66,937
Titan International, Inc. (A)	9,565	72,311
Trinity Industries, Inc.	15,529	435,433
Wabash National Corp.	8,289	81,812
Watts Water Technologies, Inc., Class A	5,195	1,450,860
Worthington Enterprises, Inc.	6,107	338,877
		20,708,980
Marine transportation – 0.2%
Costamare, Inc.	8,714	103,784
Genco Shipping & Trading, Ltd. (B)	5,584	99,395
Himalaya Shipping, Ltd. (A)(B)	6,273	51,627
Matson, Inc.	6,178	609,089
Pangaea Logistics Solutions, Ltd.	6,331	32,161
Safe Bulkers, Inc.	12,130	53,857
		949,913
Passenger airlines – 0.5%
Allegiant Travel Company (A)(B)	2,773	168,515
Frontier Group Holdings, Inc. (A)(B)	16,957	74,865
JetBlue Airways Corp. (A)(B)	61,830	304,204
Joby Aviation, Inc. (A)(B)	88,434	1,427,325
SkyWest, Inc. (A)	7,669	771,655
Strata Critical Medical, Inc. (A)	13,033	65,947
Sun Country Airlines Holdings, Inc. (A)	9,821	115,986
		2,928,497
Professional services – 1.8%
Acuren Corp. (A)	33,563	446,724
Alight, Inc., Class A	81,331	265,139
Asure Software, Inc. (A)	4,722	38,720
Barrett Business Services, Inc.	4,757	210,830
BlackSky Technology, Inc. (A)(B)	6,240	125,736
CBIZ, Inc. (A)	9,466	501,319
Conduent, Inc. (A)	29,559	82,765
CRA International, Inc.	1,271	265,042
CSG Systems International, Inc.	5,262	338,768
Exponent, Inc.	9,718	675,207
First Advantage Corp. (A)(B)	15,293	235,359
Franklin Covey Company (A)	2,482	48,176
Heidrick & Struggles International, Inc.	3,951	196,641
Huron Consulting Group, Inc. (A)	3,255	477,736
IBEX Holdings, Ltd. (A)	2,067	83,755
ICF International, Inc.	3,503	325,078
Innodata, Inc. (A)	5,804	447,314
Insperity, Inc.	6,909	339,923
Kelly Services, Inc., Class A	6,325	82,984
Kforce, Inc.	3,518	105,470
Korn Ferry	9,778	684,264
Legalzoom.com, Inc. (A)	21,406	222,194
Maximus, Inc.	10,774	984,420
Mistras Group, Inc. (A)	3,608	35,503
Planet Labs PBC (A)	44,024	571,432
Resolute Holdings Management, Inc. (A)(B)	898	64,791
Resources Connection, Inc.	7,105	35,880
Spire Global, Inc. (A)	5,492	60,357
TriNet Group, Inc.	5,722	382,745
TrueBlue, Inc. (A)	6,251	38,319
Upwork, Inc. (A)	23,718	440,443
Verra Mobility Corp. (A)	30,472	752,658
Willdan Group, Inc. (A)	2,677	258,839
WNS Holdings, Ltd. (A)	7,091	540,831
		10,365,362
Trading companies and distributors – 1.1%
Alta Equipment Group, Inc.	4,607	33,355
BlueLinx Holdings, Inc. (A)	1,478	108,012

184

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Boise Cascade Company	7,225	$558,637
Custom Truck One Source, Inc. (A)	12,214	78,414
Distribution Solutions Group, Inc. (A)	2,254	67,800
DNOW, Inc. (A)	19,243	293,456
DXP Enterprises, Inc. (A)	2,499	297,556
GATX Corp.	6,835	1,194,758
Global Industrial, Inc.	3,199	117,307
Herc Holdings, Inc.	6,233	727,142
Hudson Technologies, Inc. (A)	7,578	75,250
Karat Packaging, Inc.	1,535	38,697
McGrath RentCorp	4,725	554,243
MRC Global, Inc. (A)	16,443	237,108
NPK International, Inc. (A)	15,744	178,065
Rush Enterprises, Inc., Class A	11,763	628,968
Rush Enterprises, Inc., Class B	1,932	110,935
Titan Machinery, Inc. (A)	4,065	68,048
Transcat, Inc. (A)	1,772	129,710
Willis Lease Finance Corp.	484	66,352
Xometry, Inc., Class A (A)	8,369	455,859
		6,019,672
Transportation infrastructure – 0.0%
Sky Harbour Group Corp. (A)	4,432	43,744
		95,828,707
Information technology – 14.9%
Communications equipment – 0.8%
ADTRAN Holdings, Inc. (A)	14,443	135,475
Applied Optoelectronics, Inc. (A)(B)	10,277	266,483
Aviat Networks, Inc. (A)	2,371	54,367
BK Technologies Corp. (A)	568	47,985
Calix, Inc. (A)	11,221	688,633
Clearfield, Inc. (A)(B)	2,270	78,043
CommScope Holding Company, Inc. (A)	40,766	631,058
Digi International, Inc. (A)	6,983	254,600
Extreme Networks, Inc. (A)	25,131	518,955
Harmonic, Inc. (A)	21,805	221,975
Inseego Corp. (A)	2,080	31,138
NETGEAR, Inc. (A)	5,342	173,027
NetScout Systems, Inc. (A)	13,534	349,583
Ribbon Communications, Inc. (A)	19,287	73,291
Viasat, Inc. (A)	22,280	652,804
Viavi Solutions, Inc. (A)	42,537	539,795
		4,717,212
Electronic equipment, instruments and components – 3.2%
908 Devices, Inc. (A)	5,659	49,573
Advanced Energy Industries, Inc.	7,179	1,221,435
Aeva Technologies, Inc. (A)	5,892	85,434
Arlo Technologies, Inc. (A)	19,192	325,304
Badger Meter, Inc.	5,652	1,009,334
Bel Fuse, Inc., Class B	2,204	310,808
Belden, Inc.	7,503	902,386
Benchmark Electronics, Inc.	6,841	263,721
Climb Global Solutions, Inc.	760	102,478
CTS Corp.	5,681	226,899
Daktronics, Inc. (A)	7,108	148,699
ePlus, Inc.	5,041	357,961
Evolv Technologies Holdings, Inc. (A)	22,416	169,241
Fabrinet (A)	6,891	2,512,596
Frequency Electronics, Inc. (A)	1,465	49,678
Insight Enterprises, Inc. (A)	5,513	625,229
Itron, Inc. (A)	8,638	1,075,949
Kimball Electronics, Inc. (A)	4,081	121,859
Knowles Corp. (A)	16,574	386,340
Methode Electronics, Inc.	6,803	51,363
MicroVision, Inc. (A)	49,241	61,059
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Mirion Technologies, Inc. (A)	40,946	$952,404
Napco Security Technologies, Inc.	6,752	289,998
Neonode, Inc. (A)(B)	2,072	7,231
nLight, Inc. (A)	9,431	279,441
Novanta, Inc. (A)	6,861	687,129
OSI Systems, Inc. (A)	3,067	764,419
Ouster, Inc. (A)	9,757	263,927
PAR Technology Corp. (A)(B)	7,655	302,985
PC Connection, Inc.	2,209	136,936
Plexus Corp. (A)	5,105	738,642
Powerfleet, Inc. (A)	24,061	126,080
Red Cat Holdings, Inc. (A)(B)	16,046	166,076
Rogers Corp. (A)	3,513	282,656
Sanmina Corp. (A)	9,933	1,143,388
ScanSource, Inc. (A)	4,200	184,758
TTM Technologies, Inc. (A)	19,230	1,107,648
Vishay Intertechnology, Inc.	23,020	352,206
Vishay Precision Group, Inc. (A)	2,545	81,567
Vuzix Corp. (A)(B)	12,910	40,408
		17,965,245
IT services – 0.5%
Applied Digital Corp. (A)(B)	40,735	934,461
ASGN, Inc. (A)	8,164	386,565
Backblaze, Inc., Class A (A)	10,892	101,078
BigBear.ai Holdings, Inc. (A)(B)	55,382	361,091
Commerce.com, Inc., Series 1 (A)	13,160	65,668
DigitalOcean Holdings, Inc. (A)	12,945	442,201
Fastly, Inc., Class A (A)	26,495	226,532
Grid Dynamics Holdings, Inc. (A)	12,979	100,068
Information Services Group, Inc.	8,457	48,628
The Hackett Group, Inc.	5,206	98,966
TSS, Inc. (A)(B)	3,518	63,711
Unisys Corp. (A)	13,577	52,950
VTEX, Class A (A)	11,698	51,237
		2,933,156
Semiconductors and semiconductor equipment – 3.4%
ACM Research, Inc., Class A (A)	9,647	377,487
Aehr Test Systems (A)	5,553	167,201
Aeluma, Inc. (A)	1,923	30,960
Alpha & Omega Semiconductor, Ltd. (A)	4,822	134,823
Ambarella, Inc. (A)	7,774	641,510
Ambiq Micro, Inc. (A)	739	22,111
Atomera, Inc. (A)(B)	5,948	26,290
Axcelis Technologies, Inc. (A)	6,122	597,752
Blaize Holdings, Inc. (A)	14,279	49,263
CEVA, Inc. (A)	4,574	120,799
Cohu, Inc. (A)	8,744	177,766
Credo Technology Group Holding, Ltd. (A)	28,153	4,099,338
Diodes, Inc. (A)	8,806	468,567
FormFactor, Inc. (A)	14,829	540,072
Ichor Holdings, Ltd. (A)	6,678	116,999
Impinj, Inc. (A)	4,951	894,893
Indie Semiconductor, Inc., Class A (A)	37,673	153,329
Kopin Corp. (A)(B)	29,862	72,565
Kulicke & Soffa Industries, Inc.	9,780	397,459
MaxLinear, Inc. (A)	15,852	254,900
Navitas Semiconductor Corp. (A)	25,853	186,659
NVE Corp.	983	64,160
PDF Solutions, Inc. (A)	6,420	165,764
Penguin Solutions, Inc. (A)	9,533	250,527
Photronics, Inc. (A)	10,545	242,008
Power Integrations, Inc.	10,798	434,188
Rambus, Inc. (A)	20,546	2,140,893

185

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Rigetti Computing, Inc. (A)(B)	60,787	$1,810,845
Semtech Corp. (A)	16,642	1,189,071
Silicon Laboratories, Inc. (A)	6,141	805,269
SiTime Corp. (A)	4,037	1,216,388
SkyWater Technology, Inc. (A)(B)	5,249	97,946
Synaptics, Inc. (A)	7,416	506,809
Ultra Clean Holdings, Inc. (A)	8,579	233,778
Veeco Instruments, Inc. (A)	10,630	323,471
		19,011,860
Software – 6.2%
8x8, Inc. (A)	26,669	56,538
A10 Networks, Inc.	14,127	256,405
ACI Worldwide, Inc. (A)	20,106	1,060,994
Adeia, Inc.	21,054	353,707
Agilysys, Inc. (A)	4,947	520,672
Airship AI Holdings, Inc. (A)	3,965	20,499
Alarm.com Holdings, Inc. (A)	8,998	477,614
Alkami Technology, Inc. (A)(B)	13,100	325,404
Amplitude, Inc., Class A (A)	17,087	183,173
Appian Corp., Class A (A)	7,589	231,996
Arteris, Inc. (A)(B)	5,879	59,378
Asana, Inc., Class A (A)	16,496	220,387
AvePoint, Inc. (A)	25,531	383,220
Bit Digital, Inc. (A)(B)	60,048	180,144
Bitdeer Technologies Group, Class A (A)	17,225	294,375
Blackbaud, Inc. (A)	7,354	472,936
Blackline, Inc. (A)	10,046	533,443
Blend Labs, Inc., Class A (A)	40,844	149,081
Box, Inc., Class A (A)	26,758	863,481
Braze, Inc., Class A (A)	15,353	436,639
c3.ai, Inc., Class A (A)(B)	23,132	401,109
Cerence, Inc. (A)(B)	7,221	89,974
Cipher Mining, Inc. (A)(B)	50,853	640,239
CleanSpark, Inc. (A)(B)	52,982	768,239
Clear Secure, Inc., Class A	15,982	533,479
Clearwater Analytics Holdings, Inc., Class A (A)	47,030	847,481
CommVault Systems, Inc. (A)	8,432	1,591,793
Consensus Cloud Solutions, Inc. (A)	3,793	111,400
Core Scientific, Inc. (A)	53,981	968,419
CoreCard Corp. (A)	1,212	32,627
Daily Journal Corp. (A)	241	112,099
Digimarc Corp. (A)(B)	3,471	33,912
Digital Turbine, Inc. (A)	19,643	125,715
Domo, Inc., Class B (A)	6,828	108,156
D-Wave Quantum, Inc. (A)(B)	58,788	1,452,651
EverCommerce, Inc. (A)(B)	3,546	39,467
Five9, Inc. (A)	14,573	352,667
Freshworks, Inc., Class A (A)	38,967	458,642
Hut 8 Corp. (A)(B)	18,035	627,798
i3 Verticals, Inc., Class A (A)(B)	4,633	150,387
Intapp, Inc. (A)	10,594	433,295
InterDigital, Inc. (B)	4,934	1,703,365
Jamf Holding Corp. (A)	13,537	144,846
Kaltura, Inc. (A)	17,230	24,811
Life360, Inc. (A)(B)	3,104	329,955
LiveRamp Holdings, Inc. (A)	12,386	336,156
MARA Holdings, Inc. (A)(B)	70,722	1,291,384
Mercurity Fintech Holding, Inc. (A)	6,077	149,373
MeridianLink, Inc. (A)	6,491	129,366
Mitek Systems, Inc. (A)	8,594	83,963
N-able, Inc. (A)	14,496	113,069
NCR Voyix Corp. (A)(B)	26,503	332,613
NextNav, Inc. (A)(B)	16,998	243,071
ON24, Inc. (A)	6,032	34,503
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
OneSpan, Inc.	6,905	$109,720
Ooma, Inc. (A)	5,510	66,065
Pagaya Technologies, Ltd., Class A (A)(B)	8,650	256,819
PagerDuty, Inc. (A)	16,238	268,252
Porch Group, Inc. (A)	15,500	260,090
Progress Software Corp. (A)	8,132	357,239
PROS Holdings, Inc. (A)	8,537	195,583
Q2 Holdings, Inc. (A)	11,838	856,953
Qualys, Inc. (A)	6,946	919,164
Rapid7, Inc. (A)	12,254	229,763
Red Violet, Inc.	2,260	118,085
ReposiTrak, Inc. (B)	2,267	33,597
Rezolve AI PLC (A)(B)	27,902	138,952
Rimini Street, Inc. (A)	9,837	46,037
Riot Platforms, Inc. (A)	66,212	1,260,014
Sapiens International Corp. NV	6,240	268,320
SEMrush Holdings, Inc., Class A (A)	9,082	64,301
SoundHound AI, Inc., Class A (A)(B)	69,941	1,124,651
SoundThinking, Inc. (A)	2,170	26,170
Sprinklr, Inc., Class A (A)	21,398	165,193
Sprout Social, Inc., Class A (A)	9,999	129,187
SPS Commerce, Inc. (A)	7,260	756,056
Telos Corp. (A)	9,536	65,226
Tenable Holdings, Inc. (A)	22,854	666,423
TeraWulf, Inc. (A)(B)	53,811	614,522
Varonis Systems, Inc. (A)	21,004	1,207,100
Verint Systems, Inc. (A)	11,868	240,327
Vertex, Inc., Class A (A)	12,454	308,735
Viant Technology, Inc., Class A (A)	3,240	27,961
Weave Communications, Inc. (A)	11,391	76,092
Workiva, Inc. (A)	9,599	826,282
Xperi, Inc. (A)	8,953	58,015
Yext, Inc. (A)	20,285	172,828
Zeta Global Holdings Corp., Class A (A)	35,295	701,312
		34,491,144
Technology hardware, storage and peripherals – 0.8%
CompoSecure, Inc., Class A (A)	8,506	177,095
Corsair Gaming, Inc. (A)	9,163	81,734
Diebold Nixdorf, Inc. (A)	4,891	278,934
Eastman Kodak Company (A)(B)	12,657	81,131
Immersion Corp.	5,663	41,566
IonQ, Inc. (A)(B)	52,606	3,235,269
Quantum Computing, Inc. (A)(B)	25,510	469,639
Turtle Beach Corp. (A)	2,881	45,808
Xerox Holdings Corp. (B)	22,659	85,198
		4,496,374
		83,614,991
Materials – 4.1%
Chemicals – 1.6%
AdvanSix, Inc.	5,234	101,435
Arq, Inc. (A)(B)	6,670	47,757
ASP Isotopes, Inc. (A)(B)	14,270	137,277
Aspen Aerogels, Inc. (A)	13,050	90,828
Avient Corp.	17,600	579,920
Balchem Corp.	6,264	939,976
Cabot Corp.	10,313	784,304
Ecovyst, Inc. (A)	21,113	184,950
Flotek Industries, Inc. (A)(B)	2,880	42,048
Hawkins, Inc.	3,735	682,459
HB Fuller Company	10,377	615,149
Ingevity Corp. (A)	7,024	387,655
Innospec, Inc.	4,794	369,905
Intrepid Potash, Inc. (A)	2,268	69,355

186

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Koppers Holdings, Inc.	3,792	$106,176
Kronos Worldwide, Inc.	5,235	30,049
LSB Industries, Inc. (A)	10,868	85,640
Mativ Holdings, Inc.	10,937	123,697
Minerals Technologies, Inc.	6,118	380,050
Orion SA	10,931	82,857
Perimeter Solutions, Inc. (A)	26,728	598,440
PureCycle Technologies, Inc. (A)(B)	24,913	327,606
Quaker Chemical Corp. (B)	2,666	351,246
Rayonier Advanced Materials, Inc. (A)	12,684	91,578
Sensient Technologies Corp.	8,075	757,839
Stepan Company	4,157	198,289
The Chemours Company	29,060	460,310
Tronox Holdings PLC	23,332	93,795
		8,720,590
Construction materials – 0.2%
Knife River Corp. (A)	10,905	838,267
Titan America SA (A)	5,388	80,497
United States Lime & Minerals, Inc.	2,130	280,202
		1,198,966
Containers and packaging – 0.2%
Ardagh Metal Packaging SA	27,361	109,170
Greif, Inc., Class A	4,660	278,482
Greif, Inc., Class B	1,008	62,103
Myers Industries, Inc.	7,209	122,120
O-I Glass, Inc. (A)	29,241	379,256
Ranpak Holdings Corp. (A)(B)	10,046	56,459
TriMas Corp.	6,393	247,026
		1,254,616
Metals and mining – 2.0%
1911 Gold Corp. (A)	5,045	3,329
Alpha Metallurgical Resources, Inc. (A)	2,248	368,874
American Battery Technology Company (A)	16,419	79,796
Caledonia Mining Corp. PLC	2,741	99,252
Century Aluminum Company (A)	10,060	295,362
Coeur Mining, Inc. (A)	122,368	2,295,624
Commercial Metals Company	21,459	1,229,172
Compass Minerals International, Inc. (A)	6,708	128,794
Constellium SE (A)	27,292	406,105
Contango ORE, Inc. (A)	1,826	45,522
Critical Metals Corp. (A)	5,962	37,084
Dakota Gold Corp. (A)	18,102	82,364
Ferroglobe PLC	23,759	108,103
Hecla Mining Company	115,223	1,394,198
Idaho Strategic Resources, Inc. (A)(B)	2,715	91,740
Ivanhoe Electric, Inc. (A)	17,082	214,379
Kaiser Aluminum Corp.	3,064	236,418
MAC Copper, Ltd. (A)	11,445	139,743
Materion Corp.	4,000	483,240
Metallus, Inc. (A)	7,227	119,462
NioCorp Developments, Ltd. (A)	13,984	93,413
Novagold Resources, Inc. (A)	57,167	503,070
Olympic Steel, Inc.	1,940	59,073
Pan American Silver Corp. (A)	88,114	30,831
Perpetua Resources Corp. (A)	14,129	285,830
Ramaco Resources, Inc., Class A (A)	5,412	179,624
Ryerson Holding Corp.	5,309	121,364
SSR Mining, Inc. (A)	38,374	937,093
SunCoke Energy, Inc.	16,307	133,065
Tredegar Corp. (A)	5,494	44,117
United States Antimony Corp. (A)(B)	18,173	112,673
US Gold Corp. (A)	2,610	43,013
Vox Royalty Corp.	11,014	47,360
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Warrior Met Coal, Inc.	9,986	$635,509
Worthington Steel, Inc.	6,441	195,742
		11,280,338
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	3,087	64,086
Magnera Corp. (A)	6,509	76,285
Resolute Forest Products, Inc. (A)(C)	9,238	13,118
Sylvamo Corp.	6,533	288,889
		442,378
		22,896,888
Real estate – 5.6%
Diversified REITs – 0.5%
Alexander & Baldwin, Inc.	14,776	268,775
Alpine Income Property Trust, Inc.	3,169	44,905
American Assets Trust, Inc.	10,097	205,171
Armada Hoffler Properties, Inc.	14,617	102,465
Broadstone Net Lease, Inc.	35,782	639,424
CTO Realty Growth, Inc.	5,941	96,838
Essential Properties Realty Trust, Inc.	37,463	1,114,899
Gladstone Commercial Corp.	8,691	107,073
Global Net Lease, Inc.	37,640	306,013
Modiv Industrial, Inc.	2,136	31,271
NexPoint Diversified Real Estate Trust	7,818	28,848
One Liberty Properties, Inc.	4,321	95,581
		3,041,263
Health care REITs – 0.9%
American Healthcare REIT, Inc.	30,311	1,273,365
CareTrust REIT, Inc.	40,440	1,402,459
Community Healthcare Trust, Inc.	5,223	79,912
Diversified Healthcare Trust	43,472	191,712
Global Medical REIT, Inc.	2,704	91,152
LTC Properties, Inc.	8,436	310,951
National Health Investors, Inc.	8,788	698,646
Sabra Health Care REIT, Inc.	44,937	837,626
Sila Realty Trust, Inc.	10,595	265,935
Universal Health Realty Income Trust	2,613	102,351
		5,254,109
Hotel and resort REITs – 0.6%
Apple Hospitality REIT, Inc.	40,986	492,242
Braemar Hotels & Resorts, Inc.	12,238	33,410
Chatham Lodging Trust	8,473	56,854
DiamondRock Hospitality Company	38,371	305,433
Pebblebrook Hotel Trust	21,912	249,578
RLJ Lodging Trust	26,904	193,709
Ryman Hospitality Properties, Inc.	11,754	1,053,041
Service Properties Trust	30,647	83,053
Summit Hotel Properties, Inc.	20,457	112,309
Sunstone Hotel Investors, Inc.	37,027	346,943
Xenia Hotels & Resorts, Inc.	19,363	265,660
		3,192,232
Industrial REITs – 0.4%
Industrial Logistics Properties Trust	10,904	63,570
Innovative Industrial Properties, Inc.	5,288	283,331
LXP Industrial Trust	56,639	507,485
Plymouth Industrial REIT, Inc.	8,072	180,248
Terreno Realty Corp.	19,332	1,097,091
		2,131,725
Office REITs – 0.7%
Brandywine Realty Trust	33,653	140,333
City Office REIT, Inc.	9,220	64,171
COPT Defense Properties	21,495	624,645
Douglas Emmett, Inc.	30,375	472,939

187

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
Easterly Government Properties, Inc.	7,216	$165,463
Empire State Realty Trust, Inc., Class A	26,809	205,357
Franklin Street Properties Corp.	18,269	29,230
Hudson Pacific Properties, Inc. (A)	70,042	193,316
JBG SMITH Properties	11,326	252,004
NET Lease Office Properties	2,844	84,353
Paramount Group, Inc. (A)	36,311	237,474
Peakstone Realty Trust	7,239	94,976
Piedmont Realty Trust, Inc.	23,511	211,599
Postal Realty Trust, Inc., Class A	4,486	70,385
SL Green Realty Corp.	13,633	815,390
		3,661,635
Real estate management and development – 0.6%
Anywhere Real Estate, Inc. (A)	20,573	217,868
Compass, Inc., Class A (A)	89,325	717,280
Cushman & Wakefield PLC (A)	44,013	700,687
Douglas Elliman, Inc. (A)	14,806	42,345
eXp World Holdings, Inc. (B)	16,705	178,075
Forestar Group, Inc. (A)	3,917	104,153
FRP Holdings, Inc. (A)	2,569	62,581
Kennedy-Wilson Holdings, Inc.	24,275	201,968
Marcus & Millichap, Inc.	5,002	146,809
Maui Land & Pineapple Company, Inc. (A)	1,578	29,414
Newmark Group, Inc., Class A	28,586	533,129
RE/MAX Holdings, Inc., Class A (A)	4,007	37,786
Seaport Entertainment Group, Inc. (A)(B)	1,668	38,231
Tejon Ranch Company (A)(B)	4,721	75,442
The Real Brokerage, Inc. (A)	20,796	86,927
The RMR Group, Inc., Class A	3,231	50,824
The St. Joe Company	7,272	359,819
		3,583,338
Residential REITs – 0.4%
Apartment Investment and Management Company, Class A	26,483	210,010
BRT Apartments Corp.	2,552	39,964
Centerspace	3,222	189,776
Elme Communities	16,795	283,164
Independence Realty Trust, Inc.	44,010	721,324
NexPoint Residential Trust, Inc.	4,525	145,796
UMH Properties, Inc.	15,366	228,185
Veris Residential, Inc.	15,147	230,234
		2,048,453
Retail REITs – 1.1%
Acadia Realty Trust	25,352	510,843
Alexander's, Inc.	461	108,100
CBL & Associates Properties, Inc.	3,442	105,256
Curbline Properties Corp.	18,840	420,132
FrontView REIT, Inc.	3,617	49,589
Getty Realty Corp.	10,051	269,668
InvenTrust Properties Corp.	14,982	428,785
Kite Realty Group Trust	41,574	927,100
NETSTREIT Corp.	17,456	315,255
Phillips Edison & Company, Inc.	23,956	822,409
Saul Centers, Inc.	2,713	86,463
SITE Centers Corp.	9,814	88,424
Tanger, Inc.	21,076	713,212
The Macerich Company	48,304	879,133
Urban Edge Properties	24,541	502,354
Whitestone REIT	8,548	104,969
		6,331,692
Specialized REITs – 0.4%
Farmland Partners, Inc.	8,010	87,149
Four Corners Property Trust, Inc.	19,267	470,115
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Gladstone Land Corp.	7,272	$66,612
Outfront Media, Inc.	26,095	478,060
PotlatchDeltic Corp.	14,818	603,834
Safehold, Inc.	10,760	166,672
Smartstop Self Storage REIT, Inc.	5,173	194,712
		2,067,154
		31,311,601
Utilities – 3.1%
Electric utilities – 1.2%
ALLETE, Inc.	10,886	722,830
Genie Energy, Ltd., B Shares	4,234	63,298
Hawaiian Electric Industries, Inc. (A)(B)	33,392	368,648
MGE Energy, Inc.	7,125	599,783
Oklo, Inc. (A)	20,685	2,309,067
Otter Tail Corp.	7,374	604,447
Portland General Electric Company	20,650	908,600
TXNM Energy, Inc.	18,276	1,033,508
		6,610,181
Gas utilities – 1.0%
Brookfield Infrastructure Corp., Class A (B)	23,069	948,597
Chesapeake Utilities Corp.	4,421	595,464
New Jersey Resources Corp.	19,026	916,102
Northwest Natural Holding Company	7,725	347,084
ONE Gas, Inc.	11,295	914,217
RGC Resources, Inc.	1,772	39,764
Southwest Gas Holdings, Inc.	12,297	963,347
Spire, Inc.	10,849	884,410
		5,608,985
Independent power and renewable electricity producers – 0.2%
Hallador Energy Company (A)(B)	6,051	118,418
Montauk Renewables, Inc. (A)	12,923	25,975
Ormat Technologies, Inc.	11,591	1,115,634
		1,260,027
Multi-utilities – 0.4%
Avista Corp.	15,040	568,662
Black Hills Corp.	13,452	828,509
Northwestern Energy Group, Inc.	11,609	680,403
Unitil Corp.	3,317	158,752
		2,236,326
Water utilities – 0.3%
American States Water Company	7,344	538,462
Cadiz, Inc. (A)(B)	12,356	58,320
California Water Service Group	11,517	528,515
Consolidated Water Company, Ltd.	3,057	107,851
Global Water Resources, Inc.	3,608	37,162
H2O America	6,030	293,661
Middlesex Water Company	3,558	192,559
Pure Cycle Corp. (A)	4,446	49,217
The York Water Company	3,159	96,097
		1,901,844
		17,617,363
TOTAL COMMON STOCKS (Cost $401,681,925)		$539,708,403
RIGHTS – 0.0%
Gen Digital, Inc. (Expiration Date: 4-17-27) (A)(D)	1,637	11,410
TOTAL RIGHTS (Cost $6,384)		$11,410

188

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
WARRANTS – 0.0%
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)(B)	668	$434
TOTAL WARRANTS (Cost $0)		$434
SHORT-TERM INVESTMENTS – 6.6%
Short-term funds – 6.6%
John Hancock Collateral Trust, 4.0668% (E)(F)	3,716,087	37,173,508
TOTAL SHORT-TERM INVESTMENTS (Cost $37,172,538)		$37,173,508
Total Investments (Small Cap Index Trust) (Cost $438,860,847) – 102.7%		$576,893,755
Other assets and liabilities, net – (2.7%)		(15,153,934)
TOTAL NET ASSETS – 100.0%		$561,739,821
Small Cap Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $61,628,489. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $45,298,935 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 9-30-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $18,000,029.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	178	Long	Dec 2025	$21,730,036	$21,853,950	$123,914
						$123,914

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%
Communication services – 3.2%
Diversified telecommunication services – 0.7%
ATN International, Inc.	1,281	$19,177
Bandwidth, Inc., Class A (A)	2,329	38,824
Frontier Communications Parent, Inc. (A)	11,194	418,096
GCI Liberty, Inc. (A)(B)	4,508	0
GCI Liberty, Inc. (A)	453	17,012
GCI Liberty, Inc., Class C (A)	2,109	78,602
Liberty Global, Ltd., Class A (A)	15,913	182,363
Liberty Global, Ltd., Class C (A)	11,560	135,830
Liberty Latin America, Ltd., Class A (A)(C)	4,204	34,851
Liberty Latin America, Ltd., Class C (A)	13,964	117,856
Shenandoah Telecommunications Company	6,437	86,385
Sunrise Communications AG, Class A, ADR (A)	1,951	114,680
		1,243,676
Entertainment – 0.1%
Liberty Media Corp.-Liberty Live, Series A (A)	94	8,864
Liberty Media Corp.-Liberty Live, Series C (A)	89	8,630
Lionsgate Studios Corp. (A)	3,261	22,501
Sphere Entertainment Company (A)	2,166	134,552
Starz Entertainment Corp. (A)	217	3,196
The Marcus Corp.	4,627	71,765
Vivid Seats, Inc., Class A (A)	203	3,374
		252,882
Interactive media and services – 0.5%
Angi, Inc. (A)	4,966	80,747
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Bumble, Inc., Class A (A)	13,782	$83,932
Cars.com, Inc. (A)	5,933	72,501
DHI Group, Inc. (A)	5,212	14,489
TripAdvisor, Inc. (A)	4,579	74,455
TrueCar, Inc. (A)	8,052	14,816
Vimeo, Inc. (A)	6,100	47,275
Yelp, Inc. (A)	2,397	74,786
Ziff Davis, Inc. (A)	3,608	137,465
ZoomInfo Technologies, Inc. (A)	17,541	191,372
		791,838
Media – 1.5%
Advantage Solutions, Inc. (A)	9,240	14,137
AMC Networks, Inc., Class A (A)	2,542	20,946
Boston Omaha Corp., Class A (A)(C)	2,031	26,565
Cable One, Inc.	528	93,482
DoubleVerify Holdings, Inc. (A)	6,704	80,314
EchoStar Corp., Class A (A)	3,901	297,880
Entravision Communications Corp., Class A	5,075	11,825
Gannett Company, Inc. (A)	12,744	52,633
Gray Media, Inc.	6,546	37,836
Integral Ad Science Holding Corp. (A)	12,847	130,654
John Wiley & Sons, Inc., Class A	3,198	129,423
Liberty Broadband Corp., Series A (A)	672	42,558
Liberty Broadband Corp., Series C (A)	5,129	325,897
Magnite, Inc. (A)	1,010	21,998
National CineMedia, Inc.	5,768	26,014
Nexstar Media Group, Inc.	2,524	499,096
Omnicom Group, Inc. (C)	500	40,765
Paramount Skydance Corp., Class B	3,570	67,544

189

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
PubMatic, Inc., Class A (A)	1,567	$12,975
Scholastic Corp.	3,690	101,032
Sinclair, Inc.	3,075	46,433
TEGNA, Inc.	14,274	290,190
The EW Scripps Company, Class A (A)	5,843	14,374
The Interpublic Group of Companies, Inc.	10,260	286,357
Urban One, Inc., Class D (A)	3,100	2,297
WideOpenWest, Inc. (A)	1,042	5,377
		2,678,602
Wireless telecommunication services – 0.4%
Array Digital Infrastructure, Inc.	4,082	204,141
Spok Holdings, Inc.	2,056	35,466
Telephone & Data Systems, Inc.	9,503	372,898
		612,505
		5,579,503
Consumer discretionary – 14.8%
Automobile components – 2.5%
Adient PLC (A)	8,723	210,050
American Axle & Manufacturing Holdings, Inc. (A)	12,966	77,926
Aptiv PLC (A)	1,508	130,020
Autoliv, Inc.	1,323	163,391
BorgWarner, Inc.	22,841	1,004,090
Cooper-Standard Holdings, Inc. (A)	1,311	48,415
Dana, Inc.	13,642	273,386
Dorman Products, Inc. (A)	1,962	305,837
Fox Factory Holding Corp. (A)	3,760	91,330
Gentherm, Inc. (A)	1,109	37,773
Holley, Inc. (A)	3,597	11,295
LCI Industries	2,008	187,045
Lear Corp.	4,812	484,135
Mobileye Global, Inc., Class A (A)	10,219	144,292
Motorcar Parts of America, Inc. (A)	1,585	26,216
Patrick Industries, Inc.	3,519	363,970
PHINIA, Inc.	4,248	244,175
Standard Motor Products, Inc.	2,401	98,009
Stoneridge, Inc. (A)	1,672	12,741
Strattec Security Corp. (A)(C)	795	54,108
The Goodyear Tire & Rubber Company (A)	28,079	210,031
Visteon Corp.	1,571	188,300
		4,366,535
Automobiles – 0.5%
Harley-Davidson, Inc.	11,870	331,173
Thor Industries, Inc.	4,767	494,290
Winnebago Industries, Inc.	3,280	109,683
		935,146
Broadline retail – 0.5%
Dillard's, Inc., Class A (C)	350	215,068
Kohl's Corp. (C)	13,005	199,887
Macy's, Inc.	28,501	511,023
		925,978
Distributors – 0.3%
A-Mark Precious Metals, Inc.	3,502	90,597
LKQ Corp.	11,897	363,334
Weyco Group, Inc.	1,316	39,598
		493,529
Diversified consumer services – 1.1%
ADT, Inc.	47,674	415,241
Adtalem Global Education, Inc. (A)	1,745	269,515
American Public Education, Inc. (A)	2,320	91,570
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Carriage Services, Inc.	798	$35,543
Chegg, Inc. (A)	7,137	10,777
Graham Holdings Company, Class B	268	315,519
Laureate Education, Inc. (A)	4,562	143,885
Lincoln Educational Services Corp. (A)	1,100	25,850
Matthews International Corp., Class A	3,440	83,523
Mister Car Wash, Inc. (A)	9,339	49,777
Perdoceo Education Corp.	6,614	249,083
Strategic Education, Inc.	2,056	176,837
		1,867,120
Hotels, restaurants and leisure – 1.1%
Aramark	6,296	241,766
Ark Restaurants Corp. (A)	64	454
Biglari Holdings, Inc., Class A (A)	17	26,265
Biglari Holdings, Inc., Class B (A)	145	46,929
BJ's Restaurants, Inc. (A)	2,850	87,011
Caesars Entertainment, Inc. (A)	9,191	248,387
Cracker Barrel Old Country Store, Inc. (C)	1,259	55,472
El Pollo Loco Holdings, Inc. (A)	2,613	25,346
First Watch Restaurant Group, Inc. (A)	5,499	86,004
Global Business Travel Group I (A)(C)	3,299	26,656
Golden Entertainment, Inc.	1,315	31,008
Hilton Grand Vacations, Inc. (A)	5,843	244,296
Krispy Kreme, Inc. (C)	15,398	59,590
Life Time Group Holdings, Inc. (A)	4,534	125,138
Marriott Vacations Worldwide Corp.	3,104	206,602
MGM Resorts International (A)	1,723	59,719
Monarch Casino & Resort, Inc.	315	33,340
Penn Entertainment, Inc. (A)	5,487	105,680
Portillo's, Inc., Class A (A)	5,244	33,824
Pursuit Attractions and Hospitality, Inc. (A)	922	33,358
RCI Hospitality Holdings, Inc.	396	12,082
Target Hospitality Corp. (A)	5,846	49,574
		1,838,501
Household durables – 3.3%
Bassett Furniture Industries, Inc.	1,234	19,300
Beazer Homes USA, Inc. (A)	3,203	78,634
Cavco Industries, Inc. (A)	127	73,753
Century Communities, Inc.	3,460	219,260
Champion Homes, Inc. (A)	3,390	258,894
Cricut, Inc., Class A	2,477	15,580
Dream Finders Homes, Inc., Class A (A)(C)	1,861	48,237
Ethan Allen Interiors, Inc.	3,592	105,820
Flexsteel Industries, Inc.	817	37,868
GoPro, Inc., Class A (A)(C)	10,155	21,529
Green Brick Partners, Inc. (A)	2,414	178,298
Helen of Troy, Ltd. (A)	1,240	31,248
Hooker Furnishings Corp.	1,821	18,483
Hovnanian Enterprises, Inc., Class A (A)	292	37,519
KB Home	4,725	300,699
La-Z-Boy, Inc.	4,577	157,083
Legacy Housing Corp. (A)	1,610	44,291
LGI Homes, Inc. (A)	2,578	133,308
Lifetime Brands, Inc.	2,931	11,343
M/I Homes, Inc. (A)	1,752	253,059
Meritage Homes Corp.	4,502	326,080
Mohawk Industries, Inc. (A)	5,688	733,297
Newell Brands, Inc.	42,806	224,303
Taylor Morrison Home Corp. (A)	10,987	725,252
The Lovesac Company (A)(C)	1,272	21,535
Toll Brothers, Inc.	8,328	1,150,430
Traeger, Inc. (A)	3,184	3,884

190

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Tri Pointe Homes, Inc. (A)	10,181	$345,849
Universal Electronics, Inc. (A)	745	3,472
Whirlpool Corp. (C)	2,459	193,277
		5,771,585
Leisure products – 0.7%
American Outdoor Brands, Inc. (A)	1,873	16,258
Brunswick Corp.	4,333	274,019
Escalade, Inc.	2,119	26,636
Funko, Inc., Class A (A)	2,763	9,505
JAKKS Pacific, Inc.	482	9,028
Johnson Outdoors, Inc., Class A	934	37,724
Latham Group, Inc. (A)	3,937	29,961
Malibu Boats, Inc., Class A (A)	1,546	50,168
MasterCraft Boat Holdings, Inc. (A)	617	13,241
Mattel, Inc. (A)	20,739	349,037
Outdoor Holding Company (A)	4,648	6,879
Polaris, Inc.	3,274	190,318
Smith & Wesson Brands, Inc.	5,955	58,538
Solo Brands, Inc., Class A (A)	58	877
Sturm Ruger & Company, Inc.	555	24,126
Topgolf Callaway Brands Corp. (A)	16,634	158,023
		1,254,338
Specialty retail – 3.9%
1-800-Flowers.com, Inc., Class A (A)(C)	3,196	14,702
Abercrombie & Fitch Company, Class A (A)	1,293	110,616
Academy Sports & Outdoors, Inc.	7,767	388,505
Advance Auto Parts, Inc. (C)	2,697	165,596
American Eagle Outfitters, Inc.	21,469	367,335
America's Car-Mart, Inc. (A)	565	16,504
Arko Corp.	7,149	32,671
Asbury Automotive Group, Inc. (A)	1,739	425,099
AutoNation, Inc. (A)	2,715	593,961
Caleres, Inc.	3,065	39,968
CarMax, Inc. (A)	8,067	361,966
Citi Trends, Inc. (A)	367	11,388
Designer Brands, Inc., Class A	2,923	10,347
Destination XL Group, Inc. (A)	2,471	3,237
Dick's Sporting Goods, Inc.	627	139,332
Duluth Holdings, Inc., Class B (A)	1,106	4,324
Genesco, Inc. (A)	1,311	38,006
Group 1 Automotive, Inc.	776	339,508
GrowGeneration Corp. (A)	2,529	4,729
Guess?, Inc. (C)	7,810	130,505
Haverty Furniture Companies, Inc.	1,613	35,373
Lands' End, Inc. (A)(C)	2,354	33,191
Lithia Motors, Inc.	2,347	741,652
MarineMax, Inc. (A)	3,082	78,067
Monro, Inc.	3,278	58,906
National Vision Holdings, Inc. (A)	9,562	279,115
OneWater Marine, Inc., Class A (A)(C)	531	8,411
Penske Automotive Group, Inc.	1,758	305,734
Petco Health & Wellness Company, Inc. (A)	16,756	64,846
PetMed Express, Inc. (A)	654	1,642
Sally Beauty Holdings, Inc. (A)	8,532	138,901
Shoe Carnival, Inc. (C)	3,686	76,632
Signet Jewelers, Ltd.	4,587	439,985
Sonic Automotive, Inc., Class A	2,092	159,180
Sportsman's Warehouse Holdings, Inc. (A)	3,273	9,066
The Cato Corp., Class A (A)	1,957	8,239
The Gap, Inc.	28,928	618,770
The ODP Corp. (A)	4,617	128,583
Upbound Group, Inc.	4,529	107,020
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Urban Outfitters, Inc. (A)	3,806	$271,863
Victoria's Secret & Company (A)	4,144	112,468
Zumiez, Inc. (A)	1,822	35,729
		6,911,672
Textiles, apparel and luxury goods – 0.9%
Capri Holdings, Ltd. (A)	1,569	31,254
Carter's, Inc.	3,145	88,752
Columbia Sportswear Company	3,185	166,576
Crocs, Inc. (A)	2,308	192,833
Culp, Inc. (A)	334	1,490
Figs, Inc., Class A (A)	3,836	25,663
Fossil Group, Inc. (A)	3,231	8,304
G-III Apparel Group, Ltd. (A)	5,446	144,918
Lakeland Industries, Inc. (C)	1,110	16,428
Movado Group, Inc.	1,758	33,349
Oxford Industries, Inc.	1,341	54,364
Peace Mark Holdings, Ltd. (A)(B)	464,000	0
PVH Corp.	5,823	487,793
Rocky Brands, Inc.	802	23,892
Steven Madden, Ltd.	3,578	119,791
Superior Group of Companies, Inc. (C)	663	7,107
Under Armour, Inc., Class A (A)(C)	22,489	112,220
Under Armour, Inc., Class C (A)(C)	17,114	82,661
Unifi, Inc. (A)	2,453	11,676
Vera Bradley, Inc. (A)	2,034	4,088
		1,613,159
		25,977,563
Consumer staples – 5.4%
Beverages – 0.6%
MGP Ingredients, Inc.	571	13,812
Molson Coors Beverage Company, Class B	19,880	899,557
The Boston Beer Company, Inc., Class A (A)	492	104,019
		1,017,388
Consumer staples distribution and retail – 0.8%
Albertsons Companies, Inc., Class A	9,477	165,942
Grocery Outlet Holding Corp. (A)	10,381	166,615
Ingles Markets, Inc., Class A	2,119	147,398
PriceSmart, Inc.	2,713	328,788
The Andersons, Inc.	3,985	158,643
United Natural Foods, Inc. (A)	6,474	243,552
Village Super Market, Inc., Class A	685	25,592
Weis Markets, Inc.	2,494	179,244
		1,415,774
Food products – 3.4%
Alico, Inc.	650	22,529
B&G Foods, Inc. (C)	5,104	22,611
Bunge Global SA	6,795	552,094
Calavo Growers, Inc.	1,494	38,456
Cal-Maine Foods, Inc.	3,931	369,907
Conagra Brands, Inc.	35,678	653,264
Darling Ingredients, Inc. (A)	14,442	445,825
Dole PLC	8,043	108,098
Farmer Brothers Company (A)	1,069	1,828
Flowers Foods, Inc. (C)	10,081	131,557
Fresh Del Monte Produce, Inc.	5,560	193,043
Hormel Foods Corp.	8,373	207,148
Ingredion, Inc.	5,054	617,144
J&J Snack Foods Corp.	740	71,107
John B Sanfilippo & Son, Inc.	673	43,260
Limoneira Company	726	10,781
Mission Produce, Inc. (A)	6,987	83,984

191

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Pilgrim's Pride Corp. (C)	5,225	$212,762
Post Holdings, Inc. (A)	3,185	342,324
Seaboard Corp.	82	299,054
Seneca Foods Corp., Class A (A)	675	72,860
The Campbell's Company	12,395	391,434
The Hain Celestial Group, Inc. (A)	4,728	7,470
The J.M. Smucker Company	5,720	621,192
The Simply Good Foods Company (A)	9,938	246,661
Tootsie Roll Industries, Inc.	761	31,901
TreeHouse Foods, Inc. (A)	5,848	118,188
Utz Brands, Inc.	4,321	52,500
		5,968,982
Household products – 0.4%
Central Garden & Pet Company (A)	1,833	59,847
Central Garden & Pet Company, Class A (A)	4,521	133,505
Oil-Dri Corp. of America	1,062	64,824
Reynolds Consumer Products, Inc.	17,282	422,891
Spectrum Brands Holdings, Inc.	2,271	119,296
		800,363
Personal care products – 0.1%
Coty, Inc., Class A (A)	1,388	5,608
Edgewell Personal Care Company	6,385	129,999
Natural Alternatives International, Inc. (A)	200	580
Nature's Sunshine Products, Inc. (A)	1,118	17,351
Nu Skin Enterprises, Inc., Class A	2,988	36,424
The Honest Company, Inc. (A)	3,767	13,863
USANA Health Sciences, Inc. (A)	1,639	45,154
		248,979
Tobacco – 0.1%
Universal Corp.	2,089	116,712
		9,568,198
Energy – 9.3%
Energy equipment and services – 2.3%
Archrock, Inc.	9,337	245,656
Atlas Energy Solutions, Inc. (C)	4,723	53,701
Borr Drilling, Ltd. (A)	7,383	19,860
Bristow Group, Inc. (A)	2,707	97,669
Cactus, Inc., Class A	2,265	89,400
Core Laboratories, Inc.	3,240	40,046
DMC Global, Inc. (A)	1,495	12,633
Expro Group Holdings NV (A)	7,270	86,368
Forum Energy Technologies, Inc. (A)	377	10,070
Geospace Technologies Corp. (A)	516	9,783
Gulf Island Fabrication, Inc. (A)	3,019	21,193
Helix Energy Solutions Group, Inc. (A)	15,979	104,822
Helmerich & Payne, Inc.	10,203	225,384
Innovex International, Inc. (A)	4,094	75,903
Kodiak Gas Services, Inc.	4,848	179,231
Liberty Energy, Inc.	17,241	212,754
Nabors Industries, Ltd. (A)	530	21,661
National Energy Services Reunited Corp. (A)	3,276	33,612
Natural Gas Services Group, Inc.	2,299	64,349
Noble Corp. PLC	12,060	341,057
NOV, Inc. (C)	29,216	387,112
Oceaneering International, Inc. (A)	5,206	129,005
Oil States International, Inc. (A)	4,041	24,488
Patterson-UTI Energy, Inc.	44,990	233,048
ProPetro Holding Corp. (A)	12,321	64,562
Ranger Energy Services, Inc., Class A	1,141	16,020
RPC, Inc. (C)	18,302	87,118
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
SEACOR Marine Holdings, Inc. (A)	2,432	$15,784
Seadrill, Ltd. (A)	5,319	160,687
Select Water Solutions, Inc.	9,501	101,566
TETRA Technologies, Inc. (A)	8,102	46,587
Tidewater, Inc. (A)	2,637	140,631
Transocean, Ltd. (A)(C)	59,579	185,886
Valaris, Ltd. (A)(C)	6,022	293,693
Weatherford International PLC	3,450	236,084
		4,067,423
Oil, gas and consumable fuels – 7.0%
Amplify Energy Corp. (A)	1,500	7,875
Antero Resources Corp. (A)	14,136	474,404
APA Corp.	34,160	829,405
Ardmore Shipping Corp.	3,297	39,135
Berry Corp.	5,062	19,134
California Resources Corp.	7,754	412,358
Chord Energy Corp.	2,859	284,099
Civitas Resources, Inc.	8,282	269,165
Clean Energy Fuels Corp. (A)	20,254	52,255
CNX Resources Corp. (A)	16,223	521,083
Comstock Resources, Inc. (A)(C)	12,510	248,073
Core Natural Resources, Inc.	2,002	167,127
Crescent Energy Company, Class A	23,094	205,998
CVR Energy, Inc. (A)	1,274	46,476
Delek US Holdings, Inc.	3,927	126,724
DHT Holdings, Inc.	14,515	173,454
Dorian LPG, Ltd.	5,467	162,917
DT Midstream, Inc.	3,564	402,946
Evolution Petroleum Corp.	1,700	8,194
FutureFuel Corp.	4,276	16,591
Granite Ridge Resources, Inc.	9,757	52,785
Green Plains, Inc. (A)	3,377	29,684
Gulfport Energy Corp. (A)	922	166,864
HF Sinclair Corp.	17,773	930,239
International Seaways, Inc.	5,151	237,358
Kosmos Energy, Ltd. (A)	16,832	27,941
Magnolia Oil & Gas Corp., Class A	16,854	402,305
Matador Resources Company	11,287	507,125
Murphy Oil Corp.	16,753	475,953
NACCO Industries, Inc., Class A	700	29,512
Nordic American Tankers, Ltd.	20,225	63,507
Northern Oil and Gas, Inc.	9,425	233,740
Ovintiv, Inc.	22,193	896,153
Par Pacific Holdings, Inc. (A)	657	23,271
PBF Energy, Inc., Class A	7,247	218,642
Peabody Energy Corp.	15,313	406,101
Permian Resources Corp.	66,420	850,176
PrimeEnergy Resources Corp. (A)	140	23,384
Range Resources Corp.	12,490	470,124
REX American Resources Corp. (A)	3,776	115,621
Riley Exploration Permian, Inc.	1,631	44,216
SandRidge Energy, Inc.	3,343	37,709
Scorpio Tankers, Inc.	5,970	334,619
SFL Corp., Ltd.	12,426	93,568
SM Energy Company	11,859	296,119
Talos Energy, Inc. (A)	16,487	158,110
Teekay Corp., Ltd.	7,202	58,912
Teekay Tankers, Ltd., Class A	4,160	210,288
VAALCO Energy, Inc.	6,882	27,666
Viper Energy, Inc., Class A	2,391	91,384
Vitesse Energy, Inc. (C)	1,343	31,198
World Kinect Corp.	7,679	199,270
		12,210,957
		16,278,380

192

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 28.7%
Banks – 17.8%
1st Source Corp.	2,221	$136,725
ACNB Corp.	648	28,538
Amalgamated Financial Corp.	2,746	74,554
Amerant Bancorp, Inc.	3,652	70,374
Ameris Bancorp	5,877	430,843
Ames National Corp.	500	10,110
Arrow Financial Corp.	1,150	32,545
Associated Banc-Corp.	16,592	426,580
Atlantic Union Bankshares Corp.	12,283	433,467
Axos Financial, Inc. (A)	5,130	434,255
Banc of California, Inc.	7,844	129,818
Bank First Corp.	187	22,685
Bank of Hawaii Corp.	722	47,392
Bank of Marin Bancorp	2,508	60,894
Bank OZK	11,075	564,604
Bank7 Corp.	293	13,557
BankFinancial Corp.	2,146	25,816
BankUnited, Inc.	7,426	283,376
Bankwell Financial Group, Inc.	400	17,700
Banner Corp.	3,299	216,085
Bar Harbor Bankshares	2,090	63,661
BayCom Corp.	1,125	32,344
BCB Bancorp, Inc.	1,477	12,820
Beacon Financial Corp.	11,086	262,849
Blue Foundry Bancorp (A)	912	8,290
Blue Ridge Bankshares, Inc. (A)	3,675	15,545
BOK Financial Corp.	4,828	538,032
Bridgewater Bancshares, Inc. (A)	1,759	30,958
Business First Bancshares, Inc.	2,110	49,817
Byline Bancorp, Inc.	4,069	112,833
C&F Financial Corp.	312	20,966
Cadence Bank	17,565	659,390
California BanCorp (A)	2,293	38,247
Camden National Corp.	1,655	63,866
Capital Bancorp, Inc.	1,039	33,144
Capital City Bank Group, Inc.	2,242	93,693
Capitol Federal Financial, Inc.	13,578	86,220
Carter Bankshares, Inc. (A)	1,494	28,999
Cathay General Bancorp	6,640	318,786
Central Pacific Financial Corp.	2,460	74,636
Chemung Financial Corp.	723	37,972
ChoiceOne Financial Services, Inc.	696	20,156
Citizens & Northern Corp.	960	19,018
City Holding Company	102	12,635
Civista Bancshares, Inc.	1,114	22,625
CNB Financial Corp.	2,328	56,338
Colony Bankcorp, Inc.	959	16,313
Columbia Banking System, Inc.	30,344	781,055
Columbia Financial, Inc. (A)	600	9,006
Comerica, Inc.	11,199	767,355
Commerce Bancshares, Inc.	1,281	76,553
Community Financial System, Inc.	3,533	207,175
Community Trust Bancorp, Inc.	1,985	111,061
Community West Bancshares	1,200	25,008
ConnectOne Bancorp, Inc.	4,667	115,788
Cullen/Frost Bankers, Inc.	763	96,726
Customers Bancorp, Inc. (A)	2,981	194,868
CVB Financial Corp.	11,610	219,545
Dime Community Bancshares, Inc.	3,984	118,843
Eagle Bancorp, Inc.	3,671	74,228
East West Bancorp, Inc.	1,272	135,404
Eastern Bankshares, Inc.	13,376	242,774
Enterprise Financial Services Corp.	3,431	198,929
Equity Bancshares, Inc., Class A	1,442	58,689
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Farmers & Merchants Bancorp, Inc.	323	$8,078
Farmers National Banc Corp.	2,674	38,532
FB Financial Corp.	4,580	255,289
Financial Institutions, Inc.	1,894	51,517
First Bancorp (North Carolina)	3,610	190,933
First Bancorp (Puerto Rico)	16,954	373,836
First Bank	1,600	26,064
First Busey Corp.	7,814	180,894
First Business Financial Services, Inc.	1,274	65,305
First Commonwealth Financial Corp.	10,059	171,506
First Community Bankshares, Inc.	1,904	66,259
First Community Corp.	434	12,247
First Financial Bancorp	9,095	229,649
First Financial Corp.	1,325	74,783
First Financial Northwest, Inc. (A)(B)	1,100	616
First Foundation, Inc. (A)	7,823	43,574
First Hawaiian, Inc.	11,994	297,811
First Horizon Corp.	40,043	905,372
First Internet Bancorp	777	17,428
First Interstate BancSystem, Inc., Class A	8,824	281,221
First Merchants Corp.	4,867	183,486
First Mid Bancshares, Inc.	2,091	79,207
First Northwest Bancorp	800	6,296
First Western Financial, Inc. (A)	421	9,694
Firstsun Capital Bancorp (A)	435	16,874
Five Star Bancorp	926	29,817
Flushing Financial Corp.	5,162	71,287
FNB Corp.	31,117	501,295
FS Bancorp, Inc.	400	15,968
Fulton Financial Corp.	18,051	336,290
German American Bancorp, Inc.	1,684	66,131
Great Southern Bancorp, Inc.	1,117	68,416
Guaranty Bancshares, Inc.	693	33,784
Hancock Whitney Corp.	7,556	473,081
Hanmi Financial Corp.	3,548	87,600
HarborOne Bancorp, Inc.	5,964	81,110
HBT Financial, Inc.	1,200	30,240
Heritage Commerce Corp.	6,790	67,425
Heritage Financial Corp.	3,545	85,754
Hilltop Holdings, Inc.	3,960	132,343
Home Bancorp, Inc.	1,291	70,134
Home BancShares, Inc.	7,494	212,080
HomeTrust Bancshares, Inc.	1,161	47,531
Hope Bancorp, Inc.	13,236	142,552
Horizon Bancorp, Inc.	6,054	96,925
Independent Bank Corp. (Massachusetts)	3,736	258,419
Independent Bank Corp. (Michigan)	2,250	69,694
International Bancshares Corp.	5,105	350,969
Investar Holding Corp.	500	11,605
Kearny Financial Corp.	8,307	54,577
Lakeland Financial Corp.	367	23,561
LCNB Corp.	600	8,994
Live Oak Bancshares, Inc.	2,128	74,948
Mechanics Bancorp, Class A (A)	1,802	23,985
Mercantile Bank Corp.	1,666	74,970
Metrocity Bankshares, Inc.	1,534	42,476
Metropolitan Bank Holding Corp.	854	63,896
Mid Penn Bancorp, Inc.	1,196	34,253
Midland States Bancorp, Inc.	1,553	26,618
MidWestOne Financial Group, Inc.	1,861	52,648
MVB Financial Corp.	777	19,472
National Bank Holdings Corp., Class A	3,153	121,832
National Bankshares, Inc.	622	18,312
NBT Bancorp, Inc.	4,510	188,338

193

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Nicolet Bankshares, Inc.	1,214	$163,283
Northeast Bank	770	77,123
Northeast Community Bancorp, Inc.	435	8,948
Northfield Bancorp, Inc.	5,738	67,708
Northrim BanCorp, Inc.	3,612	78,236
Northwest Bancshares, Inc.	13,082	162,086
Norwood Financial Corp.	1,188	30,199
OceanFirst Financial Corp.	6,369	111,903
OFG Bancorp	4,703	204,533
Old National Bancorp	24,670	541,507
Old Second Bancorp, Inc.	4,574	79,062
OP Bancorp	1,000	13,920
Orange County Bancorp, Inc.	468	11,798
Origin Bancorp, Inc.	2,367	81,709
Orrstown Financial Services, Inc.	1,191	40,470
Park National Corp.	1,323	215,027
Pathward Financial, Inc.	1,629	120,562
PCB Bancorp	836	17,556
Peapack-Gladstone Financial Corp.	1,625	44,850
Peoples Bancorp, Inc.	3,396	101,846
Peoples Financial Services Corp.	673	32,715
Pinnacle Financial Partners, Inc.	5,134	481,518
Ponce Financial Group, Inc. (A)	798	11,731
Popular, Inc.	5,254	667,311
Preferred Bank	1,142	103,225
Primis Financial Corp.	4,990	52,445
Prosperity Bancshares, Inc.	8,511	564,705
Provident Financial Holdings, Inc.	1,778	28,004
Provident Financial Services, Inc.	11,642	224,458
QCR Holdings, Inc.	1,449	109,602
RBB Bancorp	1,075	20,167
Red River Bancshares, Inc.	365	23,659
Renasant Corp.	8,041	296,632
Republic Bancorp, Inc., Class A	1,139	82,293
Riverview Bancorp, Inc.	3,925	21,077
S&T Bancorp, Inc.	3,678	138,256
Seacoast Banking Corp. of Florida	4,717	143,538
ServisFirst Bancshares, Inc.	265	21,340
Shore Bancshares, Inc.	3,724	61,111
Sierra Bancorp	1,759	50,853
Simmons First National Corp., Class A	11,659	223,503
SmartFinancial, Inc.	1,186	42,376
South Plains Financial, Inc.	954	36,872
Southern First Bancshares, Inc. (A)	537	23,692
Southern Missouri Bancorp, Inc.	1,012	53,191
Southside Bancshares, Inc.	2,314	65,371
SouthState Bank Corp.	7,682	759,519
Stellar Bancorp, Inc.	3,617	109,740
Stock Yards Bancorp, Inc.	725	50,743
Synovus Financial Corp.	5,872	288,198
Texas Capital Bancshares, Inc. (A)	4,127	348,855
TFS Financial Corp.	1,758	23,162
The Bank of NT Butterfield & Son, Ltd.	2,175	93,351
The First Bancorp, Inc.	1,316	34,558
The Hingham Institution for Savings	69	18,201
Third Coast Bancshares, Inc. (A)	881	33,452
Tompkins Financial Corp.	1,266	83,822
Towne Bank	6,599	228,127
TriCo Bancshares	1,995	88,598
Triumph Financial, Inc. (A)(C)	875	43,785
Trustmark Corp.	6,793	269,003
UMB Financial Corp.	4,166	493,046
United Bankshares, Inc.	12,184	453,367
United Community Banks, Inc.	10,335	324,002
Unity Bancorp, Inc.	906	44,276
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Univest Financial Corp.	3,139	$94,233
Valley National Bancorp	49,284	522,410
Veritex Holdings, Inc.	5,129	171,975
WaFd, Inc.	7,756	234,929
Washington Trust Bancorp, Inc.	1,795	51,876
Webster Financial Corp.	14,613	868,597
WesBanco, Inc.	9,275	296,151
Westamerica BanCorp	1,332	66,587
Western Alliance Bancorp	4,595	398,478
Western New England Bancorp, Inc.	3,609	43,344
Wintrust Financial Corp.	3,102	410,829
WSFS Financial Corp.	4,815	259,673
Zions Bancorp NA	16,259	919,934
		31,257,671
Capital markets – 1.5%
Affiliated Managers Group, Inc.	123	29,327
Diamond Hill Investment Group, Inc.	172	24,082
DigitalBridge Group, Inc.	6,789	79,431
Franklin Resources, Inc.	33,033	764,053
Invesco, Ltd.	38,955	893,628
Janus Henderson Group PLC	13,228	588,778
Oppenheimer Holdings, Inc., Class A	817	60,384
Stifel Financial Corp.	586	66,493
Victory Capital Holdings, Inc., Class A	364	23,573
Virtus Investment Partners, Inc.	556	105,657
		2,635,406
Consumer finance – 1.9%
Ally Financial, Inc.	24,039	942,329
Atlanticus Holdings Corp. (A)	1,012	59,283
Bread Financial Holdings, Inc.	5,224	291,342
Consumer Portfolio Services, Inc. (A)	1,066	8,048
Encore Capital Group, Inc. (A)	2,377	99,216
Enova International, Inc. (A)	2,138	246,062
EZCORP, Inc., Class A (A)	6,064	115,459
FirstCash Holdings, Inc.	195	30,892
Green Dot Corp., Class A (A)	5,713	76,726
LendingClub Corp. (A)	9,687	147,146
Navient Corp.	11,291	148,477
Nelnet, Inc., Class A	2,752	345,046
NerdWallet, Inc., Class A (A)	2,380	25,609
Old Market Capital Corp. (A)	75	383
OneMain Holdings, Inc.	10,668	602,315
Oportun Financial Corp. (A)	1,259	7,768
PRA Group, Inc. (A)	4,305	66,469
PROG Holdings, Inc.	1,807	58,475
Regional Management Corp.	573	22,324
SLM Corp.	1,280	35,430
World Acceptance Corp. (A)	247	41,778
		3,370,577
Financial services – 2.7%
Acacia Research Corp. (A)	5,453	17,722
Alerus Financial Corp.	1,790	39,631
California First Leasing Corp. (A)	141	2,916
Cass Information Systems, Inc.	338	13,294
Enact Holdings, Inc.	5,826	223,369
Essent Group, Ltd.	8,696	552,718
Federal Agricultural Mortgage Corp., Class C	898	150,846
Flywire Corp. (A)	1,868	25,293
Jackson Financial, Inc., Class A	7,265	735,436
Merchants Bancorp	2,523	80,231
MGIC Investment Corp.	21,346	605,586
Mr. Cooper Group, Inc.	3,087	650,709
NMI Holdings, Inc. (A)	7,442	285,326

194

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Onity Group, Inc. (A)	315	$12,587
Paysafe, Ltd. (A)	4,562	58,941
PennyMac Financial Services, Inc.	3,750	464,550
Radian Group, Inc.	9,022	326,777
Repay Holdings Corp. (A)	3,834	20,052
TrustCo Bank Corp. NY	2,163	78,517
Velocity Financial, Inc. (A)	2,333	42,321
Voya Financial, Inc.	2,868	214,526
Walker & Dunlop, Inc.	1,425	119,159
Waterstone Financial, Inc.	3,889	60,668
		4,781,175
Insurance – 4.8%
Ambac Financial Group, Inc. (A)	3,281	27,364
American Coastal Insurance Corp.	2,809	31,995
American Financial Group, Inc.	792	115,410
Assurant, Inc.	539	116,747
Assured Guaranty, Ltd.	3,868	327,426
Axis Capital Holdings, Ltd.	4,858	465,396
Brighthouse Financial, Inc. (A)	5,735	304,414
CNO Financial Group, Inc.	9,400	371,770
Donegal Group, Inc., Class A	3,869	75,020
Employers Holdings, Inc.	3,280	139,334
Everest Group, Ltd.	246	86,157
F&G Annuities & Life, Inc.	1,303	40,745
Fidelis Insurance Holdings, Ltd.	4,214	76,484
First American Financial Corp.	8,688	558,117
Genworth Financial, Inc. (A)	40,497	360,423
Globe Life, Inc.	4,049	578,886
Greenlight Capital Re, Ltd., Class A (A)	3,417	43,396
Hamilton Insurance Group, Ltd., Class B (A)	2,452	60,810
Heritage Insurance Holdings, Inc. (A)	2,137	53,810
Horace Mann Educators Corp.	4,103	185,333
Investors Title Company	285	76,332
James River Group Holdings, Ltd.	2,157	11,971
Kemper Corp.	4,883	251,719
Lincoln National Corp.	8,927	360,026
Mercury General Corp.	3,856	326,912
Old Republic International Corp.	8,056	342,138
ProAssurance Corp. (A)	4,655	111,673
Reinsurance Group of America, Inc.	2,571	493,966
RenaissanceRe Holdings, Ltd.	2,743	696,530
Safety Insurance Group, Inc.	1,112	78,607
Selective Insurance Group, Inc.	281	22,781
SelectQuote, Inc. (A)	9,833	19,273
SiriusPoint, Ltd. (A)	12,227	221,186
Stewart Information Services Corp.	2,456	180,074
The Hanover Insurance Group, Inc.	150	27,245
Tiptree, Inc.	4,589	87,971
United Fire Group, Inc.	2,109	64,156
Universal Insurance Holdings, Inc.	3,446	90,630
Unum Group	9,130	710,131
White Mountains Insurance Group, Ltd.	185	309,231
		8,501,589
		50,546,418
Health care – 7.6%
Biotechnology – 0.5%
Allogene Therapeutics, Inc. (A)	4,442	5,508
Anika Therapeutics, Inc. (A)	1,585	14,899
Arcturus Therapeutics Holdings, Inc. (A)	768	14,154
CareDx, Inc. (A)	1,713	24,907
Catalyst Pharmaceuticals, Inc. (A)	591	11,643
CRISPR Therapeutics AG (A)(C)	367	23,785
Cullinan Therapeutics, Inc. (A)	1,880	11,148
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
CureVac NV (A)	6,804	$36,674
Day One Biopharmaceuticals, Inc. (A)	2,917	20,565
Dynavax Technologies Corp. (A)	6,773	67,256
Editas Medicine, Inc. (A)	4,847	16,819
Emergent BioSolutions, Inc. (A)	2,676	23,602
Intellia Therapeutics, Inc. (A)	1,569	27,097
iTeos Therapeutics, Inc. (A)(B)	1,538	158
Janux Therapeutics, Inc. (A)	1,839	44,945
Kodiak Sciences, Inc. (A)	1,185	19,398
Monte Rosa Therapeutics, Inc. (A)	3,223	23,882
Myriad Genetics, Inc. (A)	781	5,647
Nkarta, Inc. (A)(C)	2,121	4,390
Organogenesis Holdings, Inc. (A)	6,172	26,046
PDL BioPharma, Inc. (A)(B)	5,434	869
Prothena Corp. PLC (A)	973	9,496
REGENXBIO, Inc. (A)	1,845	17,804
Relay Therapeutics, Inc. (A)	3,430	17,905
Sage Therapeutics, Inc. (A)(B)	2,478	446
Tourmaline Bio, Inc. (A)	2,485	118,858
Vanda Pharmaceuticals, Inc. (A)	4,716	23,533
Veracyte, Inc. (A)	7,060	242,370
Vir Biotechnology, Inc. (A)	8,514	48,615
Voyager Therapeutics, Inc. (A)	1,361	6,356
Xencor, Inc. (A)	3,040	35,659
Zymeworks, Inc. (A)	1,431	24,441
		968,875
Health care equipment and supplies – 1.6%
AngioDynamics, Inc. (A)	3,198	35,722
Avanos Medical, Inc. (A)	5,595	64,678
CONMED Corp.	1,313	61,750
Dentsply Sirona, Inc.	10,075	127,852
Enovis Corp. (A)	6,058	183,800
Envista Holdings Corp. (A)	16,899	344,233
FONAR Corp. (A)	463	6,973
Globus Medical, Inc., Class A (A)	173	9,908
ICU Medical, Inc. (A)	1,490	178,740
Inogen, Inc. (A)	1,678	13,709
Integer Holdings Corp. (A)	1,801	186,097
Integra LifeSciences Holdings Corp. (A)	5,794	83,028
Kewaunee Scientific Corp. (A)	83	3,540
LivaNova PLC (A)	2,219	116,231
Neogen Corp. (A)	19,887	113,555
Omnicell, Inc. (A)	3,918	119,303
OraSure Technologies, Inc. (A)	4,040	12,968
Orthofix Medical, Inc. (A)	4,028	58,970
OrthoPediatrics Corp. (A)	1,896	35,133
QuidelOrtho Corp. (A)	5,901	173,784
STAAR Surgical Company (A)	1,695	45,545
Tactile Systems Technology, Inc. (A)	1,515	20,968
Teleflex, Inc.	3,253	398,037
The Cooper Companies, Inc. (A)	3,884	266,287
Utah Medical Products, Inc.	289	18,198
Varex Imaging Corp. (A)	4,007	49,687
Zimvie, Inc. (A)	778	14,735
		2,743,431
Health care providers and services – 1.8%
Acadia Healthcare Company, Inc. (A)(C)	8,305	205,632
AdaptHealth Corp. (A)	10,001	89,509
Addus HomeCare Corp. (A)	1,732	204,359
Astrana Health, Inc. (A)	1,776	50,350
BrightSpring Health Services, Inc. (A)	1,612	47,651
Castle Biosciences, Inc. (A)	2,492	56,743
Centene Corp. (A)	4,863	173,512
Cross Country Healthcare, Inc. (A)	3,819	54,230
Enhabit, Inc. (A)	5,906	47,307

195

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Fulgent Genetics, Inc. (A)	4,293	$97,022
Henry Schein, Inc. (A)	351	23,296
LifeStance Health Group, Inc. (A)	7,345	40,398
Molina Healthcare, Inc. (A)	879	168,205
National HealthCare Corp.	1,373	166,833
NeoGenomics, Inc. (A)	15,245	117,691
OPKO Health, Inc. (A)	8,398	13,017
Owens & Minor, Inc. (A)	8,533	40,958
Pediatrix Medical Group, Inc. (A)	7,834	131,220
Premier, Inc., Class A	9,591	266,630
Select Medical Holdings Corp.	8,695	111,644
Surgery Partners, Inc. (A)	5,297	114,627
Tenet Healthcare Corp. (A)	644	130,758
The Pennant Group, Inc. (A)	2,698	68,044
Universal Health Services, Inc., Class B	3,407	696,527
US Physical Therapy, Inc.	1,370	116,382
		3,232,545
Health care technology – 0.2%
American Well Corp., Class A (A)	478	2,940
Certara, Inc. (A)	9,929	121,332
Definitive Healthcare Corp. (A)	1,330	5,400
Evolent Health, Inc., Class A (A)	1,381	11,683
GoodRx Holdings, Inc., Class A (A)	3,210	13,578
Health Catalyst, Inc. (A)	2,468	7,034
HealthStream, Inc.	2,711	76,559
Simulations Plus, Inc. (A)	940	14,166
Teladoc Health, Inc. (A)	14,948	115,548
TruBridge, Inc. (A)	1,067	21,521
		389,761
Life sciences tools and services – 1.5%
Avantor, Inc. (A)	28,030	349,814
Azenta, Inc. (A)	4,127	118,527
Bio-Rad Laboratories, Inc., Class A (A)	1,612	451,989
Charles River Laboratories International, Inc. (A)	230	35,986
CryoPort, Inc. (A)	3,000	28,440
Cytek Biosciences, Inc. (A)	13,243	45,953
ICON PLC (A)	4,952	866,600
MaxCyte, Inc. (A)	3,699	5,844
Mesa Laboratories, Inc.	246	16,484
OmniAb, Inc. (A)	6,457	10,331
OmniAb, Inc., $12.50 Earnout Shares (A)	240	238
OmniAb, Inc., $15.00 Earnout Shares (A)	240	220
Personalis, Inc. (A)(C)	1,146	7,472
Quanterix Corp. (A)	851	4,621
Revvity, Inc.	7,835	686,738
Seer, Inc. (A)	2,095	4,546
		2,633,803
Pharmaceuticals – 2.0%
Amphastar Pharmaceuticals, Inc. (A)	3,557	94,794
Atea Pharmaceuticals, Inc. (A)	2,800	8,120
Cumberland Pharmaceuticals, Inc. (A)	956	2,983
Elanco Animal Health, Inc. (A)	38,843	782,298
Harmony Biosciences Holdings, Inc. (A)	2,122	58,482
Innoviva, Inc. (A)	7,085	129,301
Jazz Pharmaceuticals PLC (A)	3,725	490,955
Ligand Pharmaceuticals, Inc. (A)	252	44,639
Neumora Therapeutics, Inc. (A)	5,323	9,688
Nuvation Bio, Inc. (A)	9,531	35,265
Pacira BioSciences, Inc. (A)	3,165	81,562
Perrigo Company PLC (C)	14,404	320,777
Pliant Therapeutics, Inc. (A)	1,976	2,924
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Prestige Consumer Healthcare, Inc. (A)	4,154	$259,210
Rafael Holdings, Inc., Class B (A)	500	680
SIGA Technologies, Inc.	3,721	34,047
Supernus Pharmaceuticals, Inc. (A)	5,048	241,244
Terns Pharmaceuticals, Inc. (A)	3,577	26,863
Viatris, Inc.	85,856	849,974
		3,473,806
		13,442,221
Industrials – 15.8%
Aerospace and defense – 0.7%
AAR Corp. (A)	3,420	306,671
AerSale Corp. (A)	2,933	24,021
Ducommun, Inc. (A)	1,245	119,682
Huntington Ingalls Industries, Inc.	236	67,947
Mercury Systems, Inc. (A)	2,371	183,515
National Presto Industries, Inc.	744	83,440
Park Aerospace Corp.	2,083	42,368
SIFCO Industries, Inc. (A)	1,000	7,041
Textron, Inc.	1,283	108,401
V2X, Inc. (A)	2,053	119,259
VSE Corp.	1,387	230,575
		1,292,920
Air freight and logistics – 0.2%
GXO Logistics, Inc. (A)	3,117	164,858
Hub Group, Inc., Class A	5,858	201,750
Radiant Logistics, Inc. (A)	3,764	22,208
		388,816
Building products – 1.8%
American Woodmark Corp. (A)	2,154	143,801
Apogee Enterprises, Inc.	2,485	108,271
AZZ, Inc.	1,776	193,815
Builders FirstSource, Inc. (A)	1,337	162,111
Fortune Brands Innovations, Inc.	5,551	296,368
Gibraltar Industries, Inc. (A)	2,835	178,038
Hayward Holdings, Inc. (A)	13,257	200,446
Insteel Industries, Inc.	1,689	64,756
Janus International Group, Inc. (A)	5,808	57,325
JELD-WEN Holding, Inc. (A)	4,097	20,116
Masterbrand, Inc. (A)	11,236	147,978
Owens Corning	5,214	737,572
Quanex Building Products Corp.	2,029	28,852
Resideo Technologies, Inc. (A)	13,667	590,141
UFP Industries, Inc.	2,310	215,962
		3,145,552
Commercial services and supplies – 1.2%
ABM Industries, Inc.	5,820	268,418
ACCO Brands Corp.	8,323	33,209
Acme United Corp. (C)	733	30,185
Brady Corp., Class A	2,040	159,181
BrightView Holdings, Inc. (A)	8,678	116,285
Civeo Corp.	673	15,479
Deluxe Corp.	4,579	88,649
Ennis, Inc.	3,253	59,465
Enviri Corp. (A)	9,452	119,946
Healthcare Services Group, Inc. (A)	4,919	82,787
HNI Corp.	2,204	103,257
Interface, Inc.	5,284	152,919
MillerKnoll, Inc.	5,808	103,034
Montrose Environmental Group, Inc. (A)	393	10,792
NL Industries, Inc.	3,260	20,049
OPENLANE, Inc. (A)	10,424	300,003
Steelcase, Inc., Class A	8,290	142,588
UniFirst Corp.	1,266	211,663

196

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Vestis Corp.	8,348	$37,816
Virco Manufacturing Corp.	1,200	9,300
		2,065,025
Construction and engineering – 0.6%
Ameresco, Inc., Class A (A)	2,658	89,256
Arcosa, Inc.	2,760	258,640
Bowman Consulting Group, Ltd. (A)	1,047	44,351
Concrete Pumping Holdings, Inc.	3,671	25,881
Great Lakes Dredge & Dock Corp. (A)	10,393	124,612
Matrix Service Company (A)	1,100	14,388
NWPX Infrastructure, Inc. (A)	1,306	69,127
Orion Group Holdings, Inc. (A)	6,515	54,205
Primoris Services Corp.	207	28,427
Tutor Perini Corp. (A)	5,413	355,039
		1,063,926
Electrical equipment – 1.3%
Allient, Inc.	1,380	61,755
Atkore, Inc.	2,996	187,969
Communications Systems, Inc. (A)(B)	450	68
EnerSys	2,342	264,552
LSI Industries, Inc.	3,947	93,189
Preformed Line Products Company	696	136,520
Regal Rexnord Corp.	5,343	766,400
Sensata Technologies Holding PLC	13,006	397,333
Shoals Technologies Group, Inc., Class A (A)	4,351	32,241
Sunrun, Inc. (A)	10,267	177,516
Thermon Group Holdings, Inc. (A)	3,785	101,135
Ultralife Corp. (A)	1,984	13,531
		2,232,209
Ground transportation – 1.6%
ArcBest Corp.	2,127	148,613
Covenant Logistics Group, Inc. (C)	2,928	63,420
FTAI Infrastructure, Inc.	2,333	10,172
Heartland Express, Inc.	8,010	67,124
Knight-Swift Transportation Holdings, Inc.	15,695	620,109
Marten Transport, Ltd.	7,224	77,008
PAMT Corp. (A)	2,085	23,769
Ryder System, Inc.	3,502	660,617
Saia, Inc. (A)	809	242,182
Schneider National, Inc., Class B	8,309	175,818
U-Haul Holding Company (A)	1,626	92,796
U-Haul Holding Company, Series N	9,368	476,831
Universal Logistics Holdings, Inc. (C)	1,998	46,833
Werner Enterprises, Inc.	6,648	174,975
		2,880,267
Machinery – 3.5%
3D Systems Corp. (A)(C)	5,104	14,802
Aebi Schmidt Holding AG	3,018	37,634
AGCO Corp.	5,423	580,641
Alamo Group, Inc.	1,176	224,498
Albany International Corp., Class A	1,243	66,252
Astec Industries, Inc.	2,815	135,486
Chart Industries, Inc. (A)	1,024	204,954
CNH Industrial NV	22,009	238,798
Columbus McKinnon Corp.	2,178	31,233
Commercial Vehicle Group, Inc. (A)	2,492	4,236
Douglas Dynamics, Inc.	2,021	63,176
Enpro, Inc.	1,197	270,522
Gates Industrial Corp. PLC (A)	10,297	255,572
Gencor Industries, Inc. (A)	1,462	21,389
Helios Technologies, Inc.	2,995	156,129
Hillenbrand, Inc.	4,296	116,164
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Hillman Solutions Corp. (A)	17,806	$163,459
Hurco Companies, Inc. (A)	1,054	18,340
Hyster-Yale, Inc.	1,090	40,177
IDEX Corp.	541	88,053
Kennametal, Inc.	9,907	207,354
LB Foster Company, Class A (A)	1,699	45,788
Lindsay Corp.	100	14,056
Luxfer Holdings PLC	1,836	25,520
Mayville Engineering Company, Inc. (A)	1,796	24,713
Miller Industries, Inc.	1,781	71,988
Mueller Industries, Inc.	4,250	429,718
NN, Inc. (A)	2,376	4,895
Oshkosh Corp.	3,356	435,273
Park-Ohio Holdings Corp.	749	15,909
Perma-Pipe International Holdings, Inc. (A)	1,100	25,773
Proto Labs, Inc. (A)	2,456	122,874
Standex International Corp.	449	95,143
Stanley Black & Decker, Inc.	8,593	638,718
Stratasys, Ltd. (A)	1,753	19,634
Tennant Company	353	28,614
Terex Corp.	5,797	297,386
The Eastern Company	1,145	26,862
The Gorman-Rupp Company	1,854	86,044
The Greenbrier Companies, Inc.	3,130	144,512
The Manitowoc Company, Inc. (A)	4,590	45,946
The Middleby Corp. (A)	544	72,314
The Timken Company	1,091	82,021
Titan International, Inc. (A)	8,125	61,425
Trinity Industries, Inc.	8,335	233,713
Twin Disc, Inc.	1,650	23,001
Worthington Enterprises, Inc.	3,821	212,027
		6,222,736
Marine transportation – 0.4%
Costamare Bulkers Holdings, Ltd. (A)	1,918	27,562
Costamare, Inc.	11,608	138,251
Genco Shipping & Trading, Ltd.	5,252	93,486
Kirby Corp. (A)	1,890	157,721
Matson, Inc.	2,873	283,249
Pangaea Logistics Solutions, Ltd.	4,289	21,788
		722,057
Passenger airlines – 0.9%
Alaska Air Group, Inc. (A)	11,606	577,747
Allegiant Travel Company (A)	1,947	118,319
Copa Holdings SA, Class A	1,854	220,292
Frontier Group Holdings, Inc. (A)(C)	14,232	62,834
JetBlue Airways Corp. (A)	27,061	133,140
SkyWest, Inc. (A)	3,517	353,881
Strata Critical Medical, Inc. (A)	5,674	28,710
Sun Country Airlines Holdings, Inc. (A)	7,681	90,713
		1,585,636
Professional services – 1.4%
Acuren Corp. (A)	3,263	43,431
Alight, Inc., Class A	47,117	153,601
Amentum Holdings, Inc. (A)	3,668	87,849
Asure Software, Inc. (A)	1,391	11,406
BGSF, Inc. (A)	800	5,680
CACI International, Inc., Class A (A)	385	192,030
Clarivate PLC (A)	55,199	211,412
Concentrix Corp. (C)	5,815	268,362
Conduent, Inc. (A)	14,444	40,443
First Advantage Corp. (A)(C)	1,878	28,902
FTI Consulting, Inc. (A)	114	18,428
Genpact, Ltd.	3,574	149,715

197

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Heidrick & Struggles International, Inc.	1,672	$83,215
IBEX Holdings, Ltd. (A)	874	35,414
ICF International, Inc.	1,410	130,848
Kelly Services, Inc., Class A	4,561	59,840
Korn Ferry	4,161	291,187
ManpowerGroup, Inc.	4,501	170,588
Maximus, Inc.	2,740	250,354
Mistras Group, Inc. (A)	2,232	21,963
Resources Connection, Inc.	4,120	20,806
Robert Half, Inc.	3,575	121,479
Science Applications International Corp.	506	50,281
TrueBlue, Inc. (A)	3,219	19,732
TTEC Holdings, Inc. (A)	1,300	4,368
Willdan Group, Inc. (A)	202	19,531
		2,490,865
Trading companies and distributors – 2.2%
Air Lease Corp.	11,269	717,272
BlueLinx Holdings, Inc. (A)(C)	1,193	87,184
Boise Cascade Company	3,402	263,043
Custom Truck One Source, Inc. (A)(C)	9,674	62,107
Distribution Solutions Group, Inc. (A)	2,214	66,597
DNOW, Inc. (A)	12,468	190,137
DXP Enterprises, Inc. (A)	1,295	154,196
GATX Corp.	926	161,865
Global Industrial, Inc.	1,726	63,292
Herc Holdings, Inc.	923	107,677
Hudson Technologies, Inc. (A)	2,645	26,265
McGrath RentCorp	1,388	162,812
MRC Global, Inc. (A)	4,399	63,434
MSC Industrial Direct Company, Inc., Class A	1,510	139,131
NPK International, Inc. (A)	8,462	95,705
Rush Enterprises, Inc., Class A	5,847	312,639
Rush Enterprises, Inc., Class B	1,275	73,211
Titan Machinery, Inc. (A)	3,843	64,332
Transcat, Inc. (A)	442	32,354
WESCO International, Inc.	3,945	834,368
Willis Lease Finance Corp.	650	89,109
		3,766,730
		27,856,739
Information technology – 7.0%
Communications equipment – 0.6%
Aviat Networks, Inc. (A)	829	19,009
Clearfield, Inc. (A)	468	16,090
Comtech Telecommunications Corp. (A)	2,706	6,981
Digi International, Inc. (A)	3,664	133,589
Harmonic, Inc. (A)	4,330	44,079
KVH Industries, Inc. (A)	910	5,096
NETGEAR, Inc. (A)	3,745	121,301
NetScout Systems, Inc. (A)	8,322	214,957
Optical Cable Corp. (A)	931	7,560
Ribbon Communications, Inc. (A)	8,541	32,456
Viasat, Inc. (A)	11,656	341,521
Viavi Solutions, Inc. (A)	12,244	155,376
		1,098,015
Electronic equipment, instruments and components – 3.5%
Arrow Electronics, Inc. (A)	4,682	566,522
Avnet, Inc.	9,370	489,864
Bel Fuse, Inc., Class B	187	26,371
Benchmark Electronics, Inc.	4,113	158,556
Coherent Corp. (A)	208	22,406
Crane NXT Company	2,405	161,303
CTS Corp.	2,507	100,130
Daktronics, Inc. (A)	6,286	131,503
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
ePlus, Inc.	2,789	$198,047
Insight Enterprises, Inc. (A)	1,140	129,287
IPG Photonics Corp. (A)	3,031	240,025
Key Tronic Corp. (A)	1,900	6,783
Kimball Electronics, Inc. (A)	3,836	114,543
Knowles Corp. (A)	9,130	212,820
Methode Electronics, Inc.	2,971	22,431
Mirion Technologies, Inc. (A)	8,746	203,432
PC Connection, Inc.	2,791	173,014
Plexus Corp. (A)	2,482	359,121
Powerfleet, Inc. (A)	9,661	50,624
RF Industries, Ltd. (A)	120	988
Richardson Electronics, Ltd.	1,461	14,303
Rogers Corp. (A)	1,493	120,127
Sanmina Corp. (A)	2,774	319,315
ScanSource, Inc. (A)	3,273	143,979
SmartRent, Inc. (A)	4,300	6,063
TD SYNNEX Corp.	7,604	1,245,155
TTM Technologies, Inc. (A)	11,374	655,142
Vishay Intertechnology, Inc.	13,910	212,823
Vishay Precision Group, Inc. (A)	1,686	54,036
		6,138,713
IT services – 0.5%
Akamai Technologies, Inc. (A)	5,033	381,300
ASGN, Inc. (A)	3,833	181,493
DXC Technology Company (A)	16,462	224,377
Fastly, Inc., Class A (A)	12,165	104,011
Globant SA (A)	157	9,009
Grid Dynamics Holdings, Inc. (A)	2,685	20,701
Information Services Group, Inc.	4,400	25,300
		946,191
Semiconductors and semiconductor equipment – 1.5%
Alpha & Omega Semiconductor, Ltd. (A)	4,086	114,245
Amkor Technology, Inc.	23,333	662,657
Amtech Systems, Inc. (A)	2,404	22,261
Axcelis Technologies, Inc. (A)	415	40,521
CEVA, Inc. (A)	1,160	30,636
Cohu, Inc. (A)	5,294	107,627
Diodes, Inc. (A)	3,447	183,415
FormFactor, Inc. (A)	2,780	101,248
Ichor Holdings, Ltd. (A)	4,254	74,530
Indie Semiconductor, Inc., Class A (A)(C)	9,495	38,645
Kulicke & Soffa Industries, Inc.	4,655	189,179
Magnachip Semiconductor Corp. (A)	2,526	7,906
MKS, Inc.	1,686	208,676
Penguin Solutions, Inc. (A)	4,457	117,130
Photronics, Inc. (A)	7,623	174,948
Qorvo, Inc. (A)	757	68,948
Skyworks Solutions, Inc.	1,520	117,010
Synaptics, Inc. (A)	1,961	134,015
Ultra Clean Holdings, Inc. (A)	5,478	149,276
Veeco Instruments, Inc. (A)	3,352	102,001
		2,644,874
Software – 0.8%
ACI Worldwide, Inc. (A)	1,582	83,482
Aware, Inc. (A)	2,160	5,206
BILL Holdings, Inc. (A)	2,577	136,504
Bit Digital, Inc. (A)	4,280	12,840
Cerence, Inc. (A)	2,124	26,465
Cipher Mining, Inc. (A)(C)	10,375	130,621
CleanSpark, Inc. (A)	10,298	149,321
Consensus Cloud Solutions, Inc. (A)	218	6,403

198

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Daily Journal Corp. (A)	41	$19,071
LiveRamp Holdings, Inc. (A)	5,657	153,531
MeridianLink, Inc. (A)	1,819	36,253
Mitek Systems, Inc. (A)	3,339	32,622
N-able, Inc. (A)	9,627	75,091
NCino, Inc. (A)	4,022	109,036
NCR Voyix Corp. (A)	5,833	73,204
ON24, Inc. (A)	2,666	15,250
OneSpan, Inc.	2,351	37,357
Riot Platforms, Inc. (A)	4,132	78,632
Sapiens International Corp. NV	400	17,200
Verint Systems, Inc. (A)	5,292	107,163
Xperi, Inc. (A)	3,587	23,244
		1,328,496
Technology hardware, storage and peripherals – 0.1%
AstroNova, Inc. (A)	1,439	14,735
Corsair Gaming, Inc. (A)	3,313	29,552
Diebold Nixdorf, Inc. (A)	1,163	66,326
Eastman Kodak Company (A)	4,412	28,281
Xerox Holdings Corp. (C)	18,434	69,312
		208,206
		12,364,495
Materials – 6.7%
Chemicals – 3.2%
AdvanSix, Inc.	2,915	56,493
Alto Ingredients, Inc. (A)	3,300	3,564
American Vanguard Corp. (A)	2,933	16,835
Arq, Inc. (A)	1,736	12,430
Ashland, Inc.	5,269	252,438
Avient Corp.	8,252	271,903
Axalta Coating Systems, Ltd. (A)	6,559	187,719
Cabot Corp.	2,316	176,132
Celanese Corp.	2,746	115,552
CF Industries Holdings, Inc.	8,231	738,321
Core Molding Technologies, Inc. (A)	1,000	20,550
Eastman Chemical Company	7,299	460,202
Ecovyst, Inc. (A)	11,000	96,360
Element Solutions, Inc.	8,048	202,568
Flotek Industries, Inc. (A)(C)	1,893	27,638
FMC Corp.	870	29,258
HB Fuller Company	2,951	174,935
Huntsman Corp.	15,756	141,489
Innospec, Inc.	1,905	146,990
Intrepid Potash, Inc. (A)	1,117	34,158
Koppers Holdings, Inc.	2,301	64,428
Kronos Worldwide, Inc.	5,645	32,402
LSB Industries, Inc. (A)	6,523	51,401
Mativ Holdings, Inc.	4,760	53,836
Minerals Technologies, Inc.	2,920	181,390
Olin Corp.	9,448	236,106
Orion SA	4,191	31,768
Perimeter Solutions, Inc. (A)	13,081	292,884
Quaker Chemical Corp.	1,427	188,007
Rayonier Advanced Materials, Inc. (A)	4,555	32,887
Stepan Company	1,951	93,063
The Mosaic Company	25,732	892,386
Tronox Holdings PLC	11,977	48,148
Westlake Corp.	2,356	181,553
		5,545,794
Containers and packaging – 1.2%
Ball Corp.	10,141	511,309
Graphic Packaging Holding Company	21,485	420,461
Greif, Inc., Class A	2,525	150,894
Greif, Inc., Class B	1,013	62,411
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Myers Industries, Inc.	4,005	$67,845
O-I Glass, Inc. (A)	11,675	151,425
Ranpak Holdings Corp. (A)(C)	4,753	26,712
Silgan Holdings, Inc.	7,434	319,736
Sonoco Products Company	4,787	206,272
TriMas Corp.	3,876	149,769
		2,066,834
Metals and mining – 2.2%
Alcoa Corp.	23,981	788,735
Alpha Metallurgical Resources, Inc. (A)	1,317	216,107
Ampco-Pittsburgh Corp. (A)	1,644	3,765
Ascent Industries Company (A)	2,209	28,452
Caledonia Mining Corp. PLC	1,040	37,658
Century Aluminum Company (A)	5,782	169,760
Cleveland-Cliffs, Inc. (A)	10,846	132,321
Coeur Mining, Inc. (A)	7,752	145,428
Commercial Metals Company	11,570	662,730
Compass Minerals International, Inc. (A)	1,647	31,622
Friedman Industries, Inc.	1,511	33,083
Hecla Mining Company	48,483	586,644
Kaiser Aluminum Corp.	535	41,281
Materion Corp.	1,671	201,874
McEwen, Inc. (A)	3,789	64,792
Metallus, Inc. (A)	5,092	84,171
Nexa Resources SA	900	4,491
Olympic Steel, Inc.	2,053	62,514
Ramaco Resources, Inc., Class A (A)	4,465	148,193
Ramaco Resources, Inc., Class B	1	16
Ryerson Holding Corp.	2,583	59,047
SunCoke Energy, Inc.	7,778	63,468
Tredegar Corp. (A)	1,654	13,282
Warrior Met Coal, Inc.	3,572	227,322
Worthington Steel, Inc.	4,445	135,084
		3,941,840
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	1,597	33,154
Mercer International, Inc.	7,458	21,479
Resolute Forest Products, Inc. (A)(B)	7,541	10,708
Sylvamo Corp.	1,762	77,916
		143,257
		11,697,725
Real estate – 1.1%
Real estate management and development – 1.1%
Anywhere Real Estate, Inc. (A)	9,125	96,634
Cushman & Wakefield PLC (A)	20,427	325,198
Douglas Elliman, Inc. (A)	6,219	17,786
Five Point Holdings LLC, Class A (A)	4,575	28,045
Forestar Group, Inc. (A)	4,423	117,608
FRP Holdings, Inc. (A)	1,862	45,358
Howard Hughes Holdings, Inc. (A)	3,339	274,366
Jones Lang LaSalle, Inc. (A)	1,530	456,368
Kennedy-Wilson Holdings, Inc.	11,933	99,283
Marcus & Millichap, Inc.	4,012	117,752
Newmark Group, Inc., Class A	8,103	151,121
RE/MAX Holdings, Inc., Class A (A)	2,193	20,680
Seaport Entertainment Group, Inc. (A)(C)	841	19,276
Stratus Properties, Inc. (A)	1,025	21,689
Tejon Ranch Company (A)	3,096	49,474
The RMR Group, Inc., Class A	440	6,921
		1,847,559

199

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 0.3%
Electric utilities – 0.0%
Genie Energy, Ltd., B Shares	1,000	$14,950
Gas utilities – 0.2%
MDU Resources Group, Inc.	18,245	324,943
New Jersey Resources Corp.	625	30,094
		355,037
Independent power and renewable electricity producers – 0.1%
Hallador Energy Company (A)	1,635	31,997
Montauk Renewables, Inc. (A)	2,000	4,020
Ormat Technologies, Inc.	1,772	170,555
		206,572
		576,559
TOTAL COMMON STOCKS (Cost $153,976,673)		$175,735,360
SHORT-TERM INVESTMENTS – 1.1%
Short-term funds – 1.1%
John Hancock Collateral Trust, 4.0668% (D)(E)	157,114	1,571,672
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.0784% (D)	335,788	335,788
TOTAL SHORT-TERM INVESTMENTS (Cost $1,907,498)		$1,907,460
Total Investments (Small Cap Opportunities Trust) (Cost $155,884,171) – 101.0%		$177,642,820
Other assets and liabilities, net – (1.0%)		(1,704,992)
TOTAL NET ASSETS – 100.0%		$175,937,828
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $3,798,874. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $2,321,968 in the form of U.S. Treasuries was pledged to the fund.
(D)	The rate shown is the annualized seven-day yield as of 9-30-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.3%
Communication services – 1.6%
Interactive media and services – 1.1%
CarGurus, Inc. (A)	73,819	$2,748,281
Media – 0.5%
Criteo SA, ADR (A)	40,059	905,333
MNTN, Inc. (A)(B)	24,665	457,536
		1,362,869
		4,111,150
Consumer discretionary – 12.9%
Automobile components – 2.3%
Modine Manufacturing Company (A)	25,731	3,657,919
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Visteon Corp.	16,607	$1,990,515
		5,648,434
Broadline retail – 1.0%
Ollie's Bargain Outlet Holdings, Inc. (A)	19,952	2,561,837
Diversified consumer services – 2.2%
H&R Block, Inc.	48,174	2,436,159
Stride, Inc. (A)	20,037	2,984,311
		5,420,470
Hotels, restaurants and leisure – 3.2%
Genius Sports, Ltd. (A)	356,304	4,411,044
Life Time Group Holdings, Inc. (A)	99,804	2,754,590
Sweetgreen, Inc., Class A (A)(B)	37,674	300,639
Wingstop, Inc.	2,467	620,895
		8,087,168
Household durables – 1.5%
Champion Homes, Inc. (A)	49,515	3,781,461
Specialty retail – 2.7%
Boot Barn Holdings, Inc. (A)	25,090	4,157,915
Five Below, Inc. (A)	17,756	2,746,853
		6,904,768
		32,404,138
Consumer staples – 2.7%
Beverages – 0.8%
The Vita Coco Company, Inc. (A)	45,614	1,937,227
Consumer staples distribution and retail – 0.6%
Guardian Pharmacy Services, Inc., Class A (A)	62,831	1,648,057
Food products – 0.2%
Freshpet, Inc. (A)	8,521	469,592
Personal care products – 1.1%
BellRing Brands, Inc. (A)	37,371	1,358,436
Oddity Tech, Ltd., Class A (A)	20,975	1,306,743
		2,665,179
		6,720,055
Energy – 1.7%
Energy equipment and services – 0.5%
Cactus, Inc., Class A	33,968	1,340,717
Oil, gas and consumable fuels – 1.2%
Viper Energy, Inc., Class A	77,346	2,956,164
		4,296,881
Financials – 9.2%
Banks – 2.5%
Cadence Bank	84,186	3,160,342
Seacoast Banking Corp. of Florida	105,813	3,219,890
		6,380,232
Capital markets – 3.3%
Hamilton Lane, Inc., Class A	23,124	3,116,884
PJT Partners, Inc., Class A	29,062	5,165,189
		8,282,073
Consumer finance – 0.4%
Dave, Inc. (A)	4,559	908,837
Financial services – 1.1%
HA Sustainable Infrastructure Capital, Inc.	94,504	2,901,273
Insurance – 1.9%
Beazley PLC	77,055	942,380
SiriusPoint, Ltd. (A)	210,678	3,811,165
		4,753,545
		23,225,960

200

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 24.2%
Biotechnology – 13.1%
Akero Therapeutics, Inc. (A)	24,925	$1,183,439
Amicus Therapeutics, Inc. (A)	122,002	961,376
Apellis Pharmaceuticals, Inc. (A)	34,937	790,624
Apogee Therapeutics, Inc. (A)	24,517	974,060
Avidity Biosciences, Inc. (A)	45,835	1,997,031
Bridgebio Pharma, Inc. (A)	18,786	975,745
Celldex Therapeutics, Inc. (A)	52,000	1,345,240
CG Oncology, Inc. (A)	35,291	1,421,521
Cytokinetics, Inc. (A)	28,599	1,571,801
Disc Medicine, Inc. (A)	24,232	1,601,251
Insmed, Inc. (A)	38,865	5,596,949
Kymera Therapeutics, Inc. (A)	23,837	1,349,174
Merus NV (A)	11,080	1,043,182
Mineralys Therapeutics, Inc. (A)	29,700	1,126,224
Nuvalent, Inc., Class A (A)	14,286	1,235,453
Protagonist Therapeutics, Inc. (A)	27,178	1,805,435
PTC Therapeutics, Inc. (A)	30,905	1,896,640
REVOLUTION Medicines, Inc. (A)	56,540	2,640,418
Scholar Rock Holding Corp. (A)	29,870	1,112,359
Soleno Therapeutics, Inc. (A)	16,170	1,093,092
Vaxcyte, Inc. (A)	33,468	1,205,517
		32,926,531
Health care equipment and supplies – 2.9%
Glaukos Corp. (A)	30,239	2,465,990
Lantheus Holdings, Inc. (A)	31,926	1,637,485
PROCEPT BioRobotics Corp. (A)(B)	40,527	1,446,409
TransMedics Group, Inc. (A)	14,633	1,641,823
		7,191,707
Health care providers and services – 6.0%
Alignment Healthcare, Inc. (A)	241,030	4,205,974
GeneDx Holdings Corp. (A)	23,301	2,510,450
HealthEquity, Inc. (A)	37,591	3,562,499
Hims & Hers Health, Inc. (A)	15,400	873,488
PACS Group, Inc. (A)	81,684	1,121,521
The Ensign Group, Inc.	16,231	2,804,230
		15,078,162
Life sciences tools and services – 0.4%
Adaptive Biotechnologies Corp. (A)	69,130	1,034,185
Pharmaceuticals – 1.8%
Axsome Therapeutics, Inc. (A)	15,228	1,849,441
Crinetics Pharmaceuticals, Inc. (A)	47,596	1,982,373
Structure Therapeutics, Inc., ADR (A)	24,723	692,244
		4,524,058
		60,754,643
Industrials – 23.5%
Aerospace and defense – 2.6%
Curtiss-Wright Corp.	7,319	3,973,778
StandardAero, Inc. (A)	65,135	1,777,534
Voyager Technologies, Inc., Class A (A)(B)	23,014	685,357
		6,436,669
Building products – 2.3%
Zurn Elkay Water Solutions Corp.	122,491	5,760,752
Commercial services and supplies – 1.5%
Casella Waste Systems, Inc., Class A (A)	38,264	3,630,488
The GEO Group, Inc. (A)	5,255	107,675
		3,738,163
Construction and engineering – 3.2%
Ameresco, Inc., Class A (A)(B)	143,389	4,815,002
Comfort Systems USA, Inc.	2,197	1,812,920
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Fluor Corp. (A)	36,576	$1,538,752
		8,166,674
Electrical equipment – 3.5%
Acuity, Inc.	12,941	4,456,751
NEXTracker, Inc., Class A (A)	58,096	4,298,523
		8,755,274
Professional services – 5.7%
ExlService Holdings, Inc. (A)	100,302	4,416,297
TriNet Group, Inc.	22,208	1,485,493
Verra Mobility Corp. (A)	250,130	6,178,211
WNS Holdings, Ltd. (A)	28,892	2,203,593
		14,283,594
Trading companies and distributors – 4.7%
Applied Industrial Technologies, Inc.	15,429	4,027,740
DXP Enterprises, Inc. (A)	26,113	3,109,275
Rush Enterprises, Inc., Class A (B)	39,924	2,134,736
Xometry, Inc., Class A (A)	49,297	2,685,208
		11,956,959
		59,098,085
Information technology – 16.0%
Communications equipment – 1.5%
Calix, Inc. (A)	61,203	3,756,028
Electronic equipment, instruments and components – 0.9%
Fabrinet (A)	6,123	2,232,568
Semiconductors and semiconductor equipment – 6.2%
Credo Technology Group Holding, Ltd. (A)	25,618	3,730,237
MKS, Inc.	25,670	3,177,176
SiTime Corp. (A)	25,108	7,565,291
Universal Display Corp.	6,956	999,090
		15,471,794
Software – 7.4%
Agilysys, Inc. (A)	19,306	2,031,957
Amplitude, Inc., Class A (A)	180,753	1,937,672
AvePoint, Inc. (A)	214,320	3,216,943
Clearwater Analytics Holdings, Inc., Class A (A)	83,996	1,513,608
CyberArk Software, Ltd. (A)	5,868	2,835,124
Freshworks, Inc., Class A (A)	188,969	2,224,165
Intapp, Inc. (A)	67,494	2,760,505
Rubrik, Inc., Class A (A)	14,267	1,173,461
ServiceTitan, Inc., Class A (A)	9,752	983,294
		18,676,729
		40,137,119
Materials – 3.2%
Chemicals – 1.8%
Cabot Corp.	61,461	4,674,109
Construction materials – 1.0%
James Hardie Industries PLC (A)	128,916	2,476,476
Metals and mining – 0.4%
MP Materials Corp. (A)	15,482	1,038,378
		8,188,963
Real estate – 3.3%
Health care REITs – 1.8%
American Healthcare REIT, Inc.	110,222	4,630,426
Retail REITs – 1.5%
Phillips Edison & Company, Inc.	106,916	3,670,426
		8,300,852
TOTAL COMMON STOCKS (Cost $204,738,857)		$247,237,846

201

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
EXCHANGE-TRADED FUNDS – 0.7%
iShares Russell 2000 Growth ETF (B)	5,107	$1,634,444
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,591,255)		$1,634,444
SHORT-TERM INVESTMENTS – 1.5%
Short-term funds – 0.9%
John Hancock Collateral Trust, 4.0668% (C)(D)	215,539	2,156,120
Repurchase agreement – 0.6%
Societe Generale SA Tri-Party Repurchase Agreement dated 9-30-25 at 4.200% to be repurchased at $1,600,187 on 10-1-25, collateralized by $1,902,200 U.S. Treasury Bonds, 3.375% due 8-15-42 (valued at $1,632,066)	$1,600,000	1,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,756,166)		$3,756,120
Total Investments (Small Cap Stock Trust) (Cost $210,086,278) – 100.5%		$252,628,410
Other assets and liabilities, net – (0.5%)		(1,172,585)
TOTAL NET ASSETS – 100.0%		$251,455,825
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $6,146,234. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $4,126,376 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 9-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.1%
Communication services – 2.0%
Entertainment – 1.2%
Liberty Media Corp.-Liberty Live, Series C (A)	10,102	$979,591
Madison Square Garden Sports Corp. (A)	2,557	580,439
		1,560,030
Media – 0.8%
The New York Times Company, Class A	17,629	1,011,905
		2,571,935
Consumer discretionary – 10.9%
Automobile components – 1.3%
Dorman Products, Inc. (A)	3,968	618,532
Visteon Corp.	8,665	1,038,587
		1,657,119
Broadline retail – 0.4%
Savers Value Village, Inc. (A)(B)	41,418	548,789
Diversified consumer services – 1.2%
Coursera, Inc. (A)	22,495	263,416
Strategic Education, Inc.	14,448	1,242,672
		1,506,088
Hotels, restaurants and leisure – 1.4%
Black Rock Coffee Bar, Inc. (A)	4,704	112,237
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Dutch Bros, Inc., Class A (A)	8,296	$434,213
Marriott Vacations Worldwide Corp.	7,731	514,575
Papa John's International, Inc.	11,649	560,899
Wingstop, Inc.	812	204,364
		1,826,288
Household durables – 1.8%
Champion Homes, Inc. (A)	7,322	559,181
Meritage Homes Corp.	6,417	464,783
Taylor Morrison Home Corp. (A)	19,873	1,311,817
		2,335,781
Leisure products – 0.7%
Peloton Interactive, Inc., Class A (A)	96,994	872,946
Specialty retail – 2.8%
Abercrombie & Fitch Company, Class A (A)	5,732	490,373
Advance Auto Parts, Inc.	5,661	347,585
Boot Barn Holdings, Inc. (A)	2,411	399,551
Carvana Company (A)	1,780	671,487
Chewy, Inc., Class A (A)	12,695	513,513
Urban Outfitters, Inc. (A)	8,180	584,297
Victoria's Secret & Company (A)	19,184	520,654
		3,527,460
Textiles, apparel and luxury goods – 1.3%
Figs, Inc., Class A (A)	68,270	456,726
Kontoor Brands, Inc.	6,176	492,660
Steven Madden, Ltd.	20,170	675,292
		1,624,678
		13,899,149
Consumer staples – 1.7%
Consumer staples distribution and retail – 0.4%
Grocery Outlet Holding Corp. (A)	33,366	535,524
Food products – 0.7%
Post Holdings, Inc. (A)	7,810	839,419
Household products – 0.4%
Reynolds Consumer Products, Inc.	20,477	501,072
Tobacco – 0.2%
Turning Point Brands, Inc.	3,239	320,208
		2,196,223
Energy – 6.7%
Energy equipment and services – 2.6%
Cactus, Inc., Class A	12,820	506,005
Enerflex, Ltd.	65,896	710,359
Expro Group Holdings NV (A)	45,497	540,504
Noble Corp. PLC	18,722	529,458
TechnipFMC PLC	27,993	1,104,324
		3,390,650
Oil, gas and consumable fuels – 4.1%
Magnolia Oil & Gas Corp., Class A	30,838	736,103
Matador Resources Company	25,067	1,126,260
PBF Energy, Inc., Class A	26,653	804,121
Permian Resources Corp.	63,960	818,688
Range Resources Corp.	28,269	1,064,045
Scorpio Tankers, Inc.	11,762	659,260
		5,208,477
		8,599,127
Financials – 27.7%
Banks – 18.5%
Avidia Bancorp, Inc. (A)(B)	30,281	452,398
Banc of California, Inc.	65,177	1,078,679
BankUnited, Inc.	18,861	719,736

202

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Cathay General Bancorp	14,931	$716,837
Coastal Financial Corp. (A)	10,715	1,159,042
Columbia Banking System, Inc.	81,063	2,086,562
Eastern Bankshares, Inc.	67,123	1,218,282
FB Financial Corp.	26,049	1,451,971
Flagstar Financial, Inc.	94,426	1,090,620
Home BancShares, Inc.	41,421	1,172,214
Live Oak Bancshares, Inc.	30,270	1,066,109
National Bank Holdings Corp., Class A	12,438	480,604
Pinnacle Financial Partners, Inc.	23,394	2,194,124
Popular, Inc.	8,232	1,045,546
Preferred Bank	8,496	767,953
Southern First Bancshares, Inc. (A)	7,336	323,664
SouthState Bank Corp.	13,563	1,340,974
Synovus Financial Corp.	13,578	666,408
Texas Capital Bancshares, Inc. (A)	14,900	1,259,497
Towne Bank	31,720	1,096,560
Western Alliance Bancorp	17,623	1,528,267
WSFS Financial Corp.	12,406	669,056
		23,585,103
Capital markets – 1.9%
Bullish (A)(B)	1,390	88,418
Houlihan Lokey, Inc.	7,920	1,626,134
Miami International Holdings, Inc. (A)	2,364	95,175
StepStone Group, Inc., Class A	9,527	622,208
		2,431,935
Consumer finance – 0.4%
PRA Group, Inc. (A)	34,092	526,380
Financial services – 3.8%
HA Sustainable Infrastructure Capital, Inc.	40,311	1,237,548
Marqeta, Inc., Class A (A)	101,777	537,383
PennyMac Financial Services, Inc.	15,668	1,940,952
Sezzle, Inc. (A)	3,900	310,167
Walker & Dunlop, Inc.	9,664	808,104
		4,834,154
Insurance – 2.7%
Accelerant Holdings (A)	7,936	118,167
Goosehead Insurance, Inc., Class A	4,587	341,365
Neptune Insurance Holdings Inc., Class A (A)	8,051	161,020
Oscar Health, Inc., Class A (A)	32,877	622,362
Primerica, Inc.	1,699	471,625
RLI Corp.	6,064	395,494
Root, Inc., Class A (A)	2,738	245,078
Ryan Specialty Holdings, Inc.	14,080	793,549
The Baldwin Insurance Group, Inc. (A)	10,959	309,153
		3,457,813
Mortgage real estate investment trusts – 0.4%
PennyMac Mortgage Investment Trust	43,471	532,954
		35,368,339
Health care – 9.4%
Biotechnology – 4.0%
Apellis Pharmaceuticals, Inc. (A)	4,912	111,159
Arcellx, Inc. (A)	5,437	446,378
Ascendis Pharma A/S, ADR (A)	1,937	385,095
Black Diamond Therapeutics, Inc. (A)	45,300	171,687
CRISPR Therapeutics AG (A)(B)	7,334	475,317
Cytokinetics, Inc. (A)	26,778	1,471,719
Immatics NV (A)(B)	61,776	526,332
Immunocore Holdings PLC, ADR (A)(B)	15,356	557,883
Immunovant, Inc. (A)	10,649	171,662
Sarepta Therapeutics, Inc. (A)	17,407	335,433
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vaxcyte, Inc. (A)	11,182	$402,776
		5,055,441
Health care equipment and supplies – 0.8%
Avanos Medical, Inc. (A)	38,499	445,048
QuidelOrtho Corp. (A)	21,507	633,381
		1,078,429
Health care providers and services – 2.3%
Alignment Healthcare, Inc. (A)	35,543	620,225
BrightSpring Health Services, Inc. (A)	23,507	694,867
Concentra Group Holdings Parent, Inc.	35,327	739,394
The Ensign Group, Inc.	4,821	832,924
		2,887,410
Health care technology – 0.5%
Doximity, Inc., Class A (A)	8,287	606,194
Life sciences tools and services – 0.6%
10X Genomics, Inc., Class A (A)	13,539	158,271
Sotera Health Company (A)	39,758	625,393
		783,664
Pharmaceuticals – 1.2%
Crinetics Pharmaceuticals, Inc. (A)	5,819	242,361
Elanco Animal Health, Inc. (A)	48,118	969,097
Perrigo Company PLC	13,659	304,186
		1,515,644
		11,926,782
Industrials – 13.5%
Aerospace and defense – 1.5%
Firefly Aerospace, Inc. (A)(B)	1,740	51,017
Leonardo DRS, Inc.	8,155	370,237
Mercury Systems, Inc. (A)	9,686	749,696
VSE Corp.	4,129	686,405
		1,857,355
Building products – 1.0%
UFP Industries, Inc.	6,857	641,061
Zurn Elkay Water Solutions Corp.	14,879	699,759
		1,340,820
Commercial services and supplies – 1.2%
Casella Waste Systems, Inc., Class A (A)	6,919	656,475
MSA Safety, Inc.	2,535	436,197
Pitney Bowes, Inc.	14,376	164,030
UniFirst Corp.	1,556	260,148
		1,516,850
Construction and engineering – 1.4%
Arcosa, Inc.	8,946	838,330
Valmont Industries, Inc.	1,711	663,406
WillScot Holdings Corp.	13,378	282,410
		1,784,146
Electrical equipment – 1.1%
NEXTracker, Inc., Class A (A)	13,491	998,199
Sunrun, Inc. (A)	22,027	380,847
		1,379,046
Ground transportation – 0.6%
Landstar System, Inc.	2,683	328,828
Saia, Inc. (A)	1,252	374,799
		703,627
Machinery – 3.6%
Aebi Schmidt Holding AG	31,721	395,561
Alamo Group, Inc.	1,662	317,276
Crane Company	3,192	587,775
Enpro, Inc.	2,510	567,260
Esab Corp.	4,318	482,493

203

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
ESCO Technologies, Inc.	2,623	$553,742
Hillenbrand, Inc.	4,850	131,144
JBT Marel Corp.	4,145	582,165
RBC Bearings, Inc. (A)	2,523	984,702
		4,602,118
Marine transportation – 0.4%
Matson, Inc.	4,659	459,331
Passenger airlines – 0.5%
Allegiant Travel Company (A)	11,524	700,313
Professional services – 1.0%
FTI Consulting, Inc. (A)	2,490	402,509
UL Solutions, Inc., Class A	11,561	819,212
		1,221,721
Trading companies and distributors – 1.2%
Air Lease Corp.	5,378	342,310
Rush Enterprises, Inc., Class A	12,972	693,613
SiteOne Landscape Supply, Inc. (A)	4,352	560,538
		1,596,461
		17,161,788
Information technology – 7.8%
Communications equipment – 0.8%
Viavi Solutions, Inc. (A)	82,396	1,045,605
Electronic equipment, instruments and components – 2.5%
Littelfuse, Inc.	3,197	828,055
Mirion Technologies, Inc. (A)	54,834	1,275,439
PAR Technology Corp. (A)	10,378	410,761
Sanmina Corp. (A)	1,856	213,644
TTM Technologies, Inc. (A)	6,951	400,378
		3,128,277
IT services – 0.2%
Applied Digital Corp. (A)	11,970	274,592
Semiconductors and semiconductor equipment – 1.8%
Entegris, Inc.	4,686	433,268
Lattice Semiconductor Corp. (A)	10,280	753,730
MACOM Technology Solutions Holdings, Inc. (A)	6,412	798,230
Semtech Corp. (A)	3,868	276,369
		2,261,597
Software – 2.5%
Alarm.com Holdings, Inc. (A)	5,051	268,107
Hut 8 Corp. (A)	17,231	599,811
i3 Verticals, Inc., Class A (A)	12,719	412,859
Intapp, Inc. (A)	5,842	238,938
JFrog, Ltd. (A)	11,562	547,229
NCino, Inc. (A)	23,665	641,558
Workiva, Inc. (A)	5,838	502,535
		3,211,037
		9,921,108
Materials – 4.5%
Chemicals – 1.7%
Cabot Corp.	5,561	422,914
Element Solutions, Inc.	34,291	863,104
HB Fuller Company	6,626	392,789
Quaker Chemical Corp.	3,160	416,330
		2,095,137
Metals and mining – 2.6%
Commercial Metals Company	4,135	236,853
Constellium SE (A)	39,641	589,858
IAMGOLD Corp. (New York Stock Exchange) (A)	33,271	430,194
OR Royalties, Inc. (B)	11,694	468,696
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Reliance, Inc.	3,331	$935,445
Warrior Met Coal, Inc.	10,588	673,820
		3,334,866
Paper and forest products – 0.2%
West Fraser Timber Company, Ltd. (B)	3,620	246,088
		5,676,091
Real estate – 9.0%
Health care REITs – 0.8%
CareTrust REIT, Inc.	28,972	1,004,749
Hotel and resort REITs – 1.0%
Pebblebrook Hotel Trust	59,336	675,837
Ryman Hospitality Properties, Inc.	6,062	543,095
		1,218,932
Industrial REITs – 1.1%
EastGroup Properties, Inc.	3,333	564,144
Terreno Realty Corp.	15,575	883,881
		1,448,025
Office REITs – 1.6%
Highwoods Properties, Inc.	26,460	841,957
Hudson Pacific Properties, Inc. (A)	91,000	251,160
Kilroy Realty Corp.	23,951	1,011,930
		2,105,047
Real estate management and development – 0.5%
FirstService Corp.	3,485	663,858
Residential REITs – 0.9%
Independence Realty Trust, Inc.	69,284	1,135,565
Retail REITs – 2.1%
Curbline Properties Corp.	57,095	1,273,219
NETSTREIT Corp.	36,555	660,183
The Macerich Company	41,041	746,946
		2,680,348
Specialized REITs – 1.0%
CubeSmart	17,742	721,390
Safehold, Inc.	32,060	496,609
		1,217,999
		11,474,523
Utilities – 5.9%
Electric utilities – 2.2%
Hawaiian Electric Industries, Inc. (A)	51,368	567,103
IDACORP, Inc.	7,427	981,478
OGE Energy Corp.	17,154	793,716
Oklo, Inc. (A)(B)	4,706	525,331
		2,867,628
Gas utilities – 2.8%
Chesapeake Utilities Corp.	8,664	1,166,954
MDU Resources Group, Inc.	29,789	530,542
ONE Gas, Inc.	14,528	1,175,896
Southwest Gas Holdings, Inc.	9,219	722,216
		3,595,608
Water utilities – 0.9%
California Water Service Group	24,310	1,115,586
		7,578,822
TOTAL COMMON STOCKS (Cost $102,497,547)		$126,373,887
SHORT-TERM INVESTMENTS – 3.2%
Short-term funds – 3.2%
John Hancock Collateral Trust, 4.0668% (C)(D)	339,834	3,399,492

204

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.0784% (C)	520,533	$520,533
T. Rowe Price Government Reserve Fund, 4.1621% (C)	223,890	223,890
TOTAL SHORT-TERM INVESTMENTS (Cost $4,143,974)		$4,143,915
Total Investments (Small Company Value Trust) (Cost $106,641,521) – 102.3%		$130,517,802
Other assets and liabilities, net – (2.3%)		(2,935,230)
TOTAL NET ASSETS – 100.0%		$127,582,572
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $3,305,625.
(C)	The rate shown is the annualized seven-day yield as of 9-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.8%
Communication services – 7.1%
Diversified telecommunication services – 1.0%
Anterix, Inc. (A)	1,195	$25,657
AT&T, Inc.	469,096	13,247,271
ATN International, Inc.	1,341	20,075
Bandwidth, Inc., Class A (A)	3,266	54,444
BT Group PLC	684,053	1,759,859
Cellnex Telecom SA (A)(B)	56,569	1,959,405
Cogent Communications Holdings, Inc.	5,513	211,424
Deutsche Telekom AG	399,268	13,602,846
Elisa OYJ	16,271	854,037
Frontier Communications Parent, Inc. (A)	39,245	1,465,801
Globalstar, Inc. (A)	6,081	221,288
HKT Trust & HKT, Ltd.	433,529	640,981
IDT Corp., Class B	1,945	101,743
Infrastrutture Wireless Italiane SpA (B)	31,977	375,776
Iridium Communications, Inc.	16,637	290,482
Koninklijke KPN NV	444,846	2,135,056
Liberty Latin America, Ltd., Class A (A)	3,284	27,224
Liberty Latin America, Ltd., Class C (A)	15,554	131,276
Lumen Technologies, Inc. (A)	113,563	695,006
NTT, Inc.	3,418,054	3,572,962
Orange SA	212,991	3,454,923
Shenandoah Telecommunications Company	6,281	84,291
Singapore Telecommunications, Ltd.	850,058	2,717,692
Swisscom AG	2,963	2,153,656
Telecom Italia SpA (A)	1,315,095	689,033
Telefonica SA	421,583	2,169,551
Telenor ASA	70,432	1,168,712
Telia Company AB	269,872	1,029,553
Telstra Group, Ltd.	455,812	1,453,184
Uniti Group, Inc. (A)	17,439	106,727
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	276,368	$12,146,374
		68,566,309
Entertainment – 1.3%
AMC Entertainment Holdings, Inc., Class A (A)(C)	52,998	153,694
Atlanta Braves Holdings, Inc., Series A (A)(C)	1,307	59,429
Atlanta Braves Holdings, Inc., Series C (A)	5,152	214,272
Bollore SE	80,404	455,982
Capcom Company, Ltd.	39,630	1,075,994
Cinemark Holdings, Inc.	12,272	343,861
CTS Eventim AG & Company KGaA	7,138	700,770
CuriosityStream, Inc.	3,673	19,467
Electronic Arts, Inc.	14,766	2,978,302
Eventbrite, Inc., Class A (A)	9,908	24,968
IMAX Corp. (A)	5,208	170,562
Konami Group Corp.	11,490	1,657,570
Lionsgate Studios Corp. (A)	25,036	172,748
Live Nation Entertainment, Inc. (A)	10,060	1,643,804
Madison Square Garden Entertainment Corp. (A)	4,806	217,423
Netflix, Inc. (A)	27,879	33,424,691
Nexon Company, Ltd.	37,674	826,778
Nintendo Company, Ltd.	126,269	10,924,697
Playtika Holding Corp.	7,420	28,864
Reservoir Media, Inc. (A)	2,998	24,404
Sphere Entertainment Company (A)	3,367	209,158
Spotify Technology SA (A)	17,488	12,206,624
Starz Entertainment Corp. (A)	1,684	24,805
Take-Two Interactive Software, Inc. (A)	11,517	2,975,532
The Marcus Corp.	2,931	45,460
The Walt Disney Company	117,932	13,503,214
TKO Group Holdings, Inc.	4,557	920,332
Toho Company, Ltd.	12,079	776,473
Universal Music Group NV	125,878	3,637,554
Warner Brothers Discovery, Inc. (A)	162,453	3,172,707
Warner Music Group Corp., Class A	22,873	779,054
		93,369,193
Interactive media and services – 3.9%
Alphabet, Inc., Class A	381,591	92,764,772
Alphabet, Inc., Class C	306,321	74,604,480
Angi, Inc. (A)	4,720	76,747
Auto Trader Group PLC (B)	99,792	1,060,118
Bumble, Inc., Class A (A)	9,007	54,853
CarGurus, Inc. (A)	9,943	370,178
Cars.com, Inc. (A)	7,121	87,019
carsales.com, Ltd.	43,225	1,051,265
EverQuote, Inc., Class A (A)	3,317	75,860
FuboTV, Inc. (A)(C)	40,467	167,938
Getty Images Holdings, Inc. (A)(C)	14,642	28,991
Grindr, Inc. (A)	4,133	62,078
LY Corp.	317,675	1,019,740
Match Group, Inc. (A)	16,670	588,784
MediaAlpha, Inc., Class A (A)	4,132	47,022
Meta Platforms, Inc., Class A	142,282	104,489,055
Nextdoor Holdings, Inc. (A)	27,248	56,948
QuinStreet, Inc. (A)	6,642	102,752
REA Group, Ltd.	6,045	924,390
Rumble, Inc. (A)(C)	12,672	91,745
Scout24 SE (B)	8,578	1,076,174
Shutterstock, Inc.	3,003	62,613
TripAdvisor, Inc. (A)	14,039	228,274
TrueCar, Inc. (A)	10,950	20,148
Vimeo, Inc. (A)	17,464	135,346

205

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Webtoon Entertainment, Inc. (A)(C)	2,223	$43,148
Yelp, Inc. (A)	7,443	232,222
Ziff Davis, Inc. (A)	4,701	179,108
ZipRecruiter, Inc., Class A (A)	8,356	35,262
ZoomInfo Technologies, Inc. (A)	43,962	479,625
		280,216,655
Media – 0.4%
Advantage Solutions, Inc. (A)	11,760	17,993
Altice USA, Inc., Class A (A)	32,352	77,968
AMC Networks, Inc., Class A (A)	3,805	31,353
Boston Omaha Corp., Class A (A)	3,075	40,221
Cable One, Inc.	636	112,604
Charter Communications, Inc., Class A (A)	6,075	1,671,263
Comcast Corp., Class A	241,658	7,592,894
EchoStar Corp., Class A (A)	37,294	2,847,770
Entravision Communications Corp., Class A	8,121	18,922
Fox Corp., Class A	12,681	799,664
Fox Corp., Class B	8,966	513,662
Gambling.com Group, Ltd. (A)	2,271	18,577
Gannett Company, Inc. (A)	17,202	71,044
Gray Media, Inc.	10,673	61,690
Ibotta, Inc., Class A (A)	1,630	45,396
iHeartMedia, Inc., Class A (A)	15,053	43,202
Informa PLC	149,278	1,849,000
Integral Ad Science Holding Corp. (A)	9,453	96,137
John Wiley & Sons, Inc., Class A	4,971	201,176
Magnite, Inc. (A)	16,903	368,147
National CineMedia, Inc.	7,958	35,891
News Corp., Class A	25,645	787,558
News Corp., Class B	7,574	261,682
Newsmax, Inc. (A)(C)	1,316	16,318
Nexstar Media Group, Inc.	4,468	883,502
Nexxen International, Ltd. (A)	4,660	43,105
Omnicom Group, Inc.	13,263	1,081,332
Paramount Skydance Corp., Class B (C)	20,391	385,798
Publicis Groupe SA	26,181	2,519,485
PubMatic, Inc., Class A (A)	5,251	43,478
Scholastic Corp.	2,659	72,803
Sinclair, Inc.	4,794	72,389
Stagwell, Inc. (A)	14,470	81,466
TechTarget, Inc. (A)	3,506	20,370
TEGNA, Inc.	18,386	373,787
The EW Scripps Company, Class A (A)	7,455	18,339
The Interpublic Group of Companies, Inc.	25,134	701,490
The New York Times Company, Class A	25,405	1,458,247
The Trade Desk, Inc., Class A (A)	28,022	1,373,358
Thryv Holdings, Inc. (A)	4,619	55,705
WideOpenWest, Inc. (A)	6,812	35,150
WPP PLC	123,398	615,103
		27,415,039
Wireless telecommunication services – 0.5%
Gogo, Inc. (A)	9,563	82,146
KDDI Corp.	359,273	5,729,875
SoftBank Corp.	3,280,832	4,825,444
SoftBank Group Corp.	109,296	13,791,025
Spok Holdings, Inc.	2,584	44,574
Tele2 AB, B Shares	62,620	1,068,209
Telephone & Data Systems, Inc.	11,837	464,484
T-Mobile US, Inc.	31,765	7,603,906
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Vodafone Group PLC	2,227,387	$2,590,230
		36,199,893
		505,767,089
Consumer discretionary – 10.0%
Automobile components – 0.3%
Adient PLC (A)	10,204	245,712
Aisin Corp.	56,435	974,640
American Axle & Manufacturing Holdings, Inc. (A)	14,014	84,224
Aptiv PLC (A)	14,801	1,276,142
Aumovio SE (A)	6,292	259,415
Autoliv, Inc.	11,079	1,368,257
Bridgestone Corp.	65,310	3,018,506
Cie Generale des Etablissements Michelin SCA	76,693	2,762,002
Continental AG	12,583	832,441
Cooper-Standard Holdings, Inc. (A)	2,070	76,445
Dana, Inc.	15,990	320,440
Denso Corp.	199,786	2,875,257
Dorman Products, Inc. (A)	3,267	509,260
Fox Factory Holding Corp. (A)	5,134	124,705
Garrett Motion, Inc.	16,127	219,650
Gentex Corp.	34,413	973,888
Gentherm, Inc. (A)	3,746	127,589
Holley, Inc. (A)	7,936	24,919
LCI Industries	2,957	275,445
Lear Corp.	8,342	839,289
Modine Manufacturing Company (A)	6,253	888,926
Motorcar Parts of America, Inc. (A)	1,528	25,273
Patrick Industries, Inc.	3,904	403,791
PHINIA, Inc.	4,484	257,740
Solid Power, Inc. (A)(C)	17,742	61,565
Standard Motor Products, Inc.	2,579	105,275
Strattec Security Corp. (A)	461	31,376
Sumitomo Electric Industries, Ltd.	81,734	2,325,663
The Goodyear Tire & Rubber Company (A)	76,385	571,360
Visteon Corp.	7,580	908,539
XPEL, Inc. (A)	2,966	98,086
		22,865,820
Automobiles – 2.0%
Bayerische Motoren Werke AG	32,093	3,234,569
Faraday Future Intelligent Electric, Inc. (A)(C)	10,204	13,265
Ferrari NV	14,418	6,988,705
Ford Motor Company	255,483	3,055,577
General Motors Company	62,296	3,798,187
Harley-Davidson, Inc.	19,058	531,718
Honda Motor Company, Ltd. (C)	452,969	4,674,334
Isuzu Motors, Ltd.	61,214	771,502
Livewire Group, Inc. (A)(C)	4,551	21,617
Mercedes-Benz Group AG	82,607	5,206,718
Nissan Motor Company, Ltd. (A)	254,901	619,914
Renault SA	21,986	904,029
Stellantis NV	230,642	2,140,719
Subaru Corp.	67,081	1,367,064
Suzuki Motor Corp.	179,778	2,617,366
Tesla, Inc. (A)	184,072	81,860,481
Thor Industries, Inc.	8,342	864,982
Toyota Motor Corp.	1,084,037	20,820,514
Winnebago Industries, Inc.	3,336	111,556

206

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Yamaha Motor Company, Ltd.	104,816	$784,785
		140,387,602
Broadline retail – 2.5%
Amazon.com, Inc. (A)	636,600	139,778,262
eBay, Inc.	29,952	2,724,134
Groupon, Inc. (A)	3,033	70,821
Kohl's Corp. (C)	13,156	202,208
Macy's, Inc.	42,573	763,334
Next PLC	13,351	2,225,662
Ollie's Bargain Outlet Holdings, Inc. (A)	9,617	1,234,823
Pan Pacific International Holdings Corp.	217,995	1,435,266
Prosus NV (A)	149,664	10,583,494
Rakuten Group, Inc. (A)	173,239	1,123,396
Ryohin Keikaku Company, Ltd.	57,811	1,150,274
Savers Value Village, Inc. (A)	4,532	60,049
Sea, Ltd., ADR (A)	43,758	7,820,867
Wesfarmers, Ltd.	129,803	7,896,346
		177,068,936
Distributors – 0.0%
A-Mark Precious Metals, Inc.	2,295	59,372
D'ieteren Group	2,457	461,174
Genuine Parts Company	9,435	1,307,691
GigaCloud Technology, Inc., Class A (A)	2,855	81,082
LKQ Corp.	17,549	535,946
Pool Corp.	2,129	660,139
Weyco Group, Inc.	770	23,169
		3,128,573
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	4,213	650,698
American Public Education, Inc. (A)	2,111	83,321
Carriage Services, Inc.	1,691	75,317
Coursera, Inc. (A)	16,817	196,927
Duolingo, Inc. (A)	6,224	2,003,132
frontdoor, Inc. (A)	8,824	593,767
Graham Holdings Company, Class B	915	1,077,239
Grand Canyon Education, Inc. (A)	4,349	954,692
H&R Block, Inc.	20,991	1,061,515
KinderCare Learning Cos, Inc. (A)	4,001	26,567
Laureate Education, Inc. (A)	15,465	487,766
Lincoln Educational Services Corp. (A)	3,678	86,433
Matthews International Corp., Class A	3,697	89,763
McGraw Hill, Inc. (A)(C)	2,576	32,329
Mister Car Wash, Inc. (A)	12,589	67,099
OneSpaWorld Holdings, Ltd.	11,463	242,328
Pearson PLC	67,080	953,949
Perdoceo Education Corp.	7,382	278,006
Service Corp. International	21,988	1,829,841
Strategic Education, Inc.	2,712	233,259
Stride, Inc. (A)	5,075	755,871
Udemy, Inc. (A)	11,974	83,938
Universal Technical Institute, Inc. (A)	5,777	188,041
		12,051,798
Hotels, restaurants and leisure – 1.7%
Accel Entertainment, Inc. (A)	7,012	77,623
Accor SA	22,416	1,064,993
Airbnb, Inc., Class A (A)	28,170	3,420,401
Amadeus IT Group SA	51,531	4,096,185
Aramark	41,211	1,582,502
Aristocrat Leisure, Ltd.	64,216	2,972,780
Biglari Holdings, Inc., Class B (A)	85	27,510
BJ's Restaurants, Inc. (A)	2,131	65,059
Bloomin' Brands, Inc.	10,290	73,779
Booking Holdings, Inc.	2,127	11,484,247
Boyd Gaming Corp.	9,303	804,244
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Brightstar Lottery PLC	13,426	$231,599
Brinker International, Inc. (A)	5,256	665,830
Carnival Corp. (A)	71,374	2,063,422
Cava Group, Inc. (A)	15,635	944,510
Chipotle Mexican Grill, Inc. (A)	88,228	3,457,655
Choice Hotels International, Inc. (C)	3,240	346,388
Churchill Downs, Inc.	10,445	1,013,269
Compass Group PLC	194,163	6,618,189
Cracker Barrel Old Country Store, Inc. (C)	2,680	118,081
Darden Restaurants, Inc.	7,426	1,413,613
Dave & Buster's Entertainment, Inc. (A)	3,315	60,200
Delivery Hero SE (A)(B)	21,980	631,141
Denny's Corp. (A)	6,487	33,927
Dine Brands Global, Inc.	1,851	45,757
Domino's Pizza, Inc.	2,059	888,891
DoorDash, Inc., Class A (A)	24,305	6,610,717
El Pollo Loco Holdings, Inc. (A)	3,257	31,593
Entain PLC	69,499	821,371
Evolution AB (B)	16,371	1,347,725
Expedia Group, Inc.	7,755	1,657,631
FDJ UNITED	12,716	426,395
First Watch Restaurant Group, Inc. (A)	5,631	88,069
Galaxy Entertainment Group, Ltd.	250,212	1,375,755
Genius Sports, Ltd. (A)	25,970	321,509
Genting Singapore, Ltd.	691,654	394,311
Global Business Travel Group I (A)	11,882	96,007
Golden Entertainment, Inc.	2,383	56,191
Hilton Grand Vacations, Inc. (A)	16,415	686,311
Hilton Worldwide Holdings, Inc.	15,484	4,017,169
Hyatt Hotels Corp., Class A	6,638	942,131
Inspired Entertainment, Inc. (A)	3,172	29,753
InterContinental Hotels Group PLC	16,804	2,031,777
Jack in the Box, Inc.	2,385	47,151
Krispy Kreme, Inc. (C)	9,876	38,220
Kura Sushi USA, Inc., Class A (A)	763	45,330
Las Vegas Sands Corp.	20,276	1,090,646
Life Time Group Holdings, Inc. (A)	16,347	451,177
Light & Wonder, Inc. (A)	13,162	1,104,818
Lindblad Expeditions Holdings, Inc. (A)	4,683	59,942
Marriott International, Inc., Class A	14,808	3,856,596
Marriott Vacations Worldwide Corp.	7,478	497,736
McDonald's Corp.	46,874	14,244,540
MGM Resorts International (A)	14,060	487,320
Monarch Casino & Resort, Inc.	1,537	162,676
Nathan's Famous, Inc.	330	36,544
Norwegian Cruise Line Holdings, Ltd. (A)	30,373	748,087
Oriental Land Company, Ltd.	123,568	2,974,660
Papa John's International, Inc.	3,953	190,337
Planet Fitness, Inc., Class A (A)	13,157	1,365,697
Portillo's, Inc., Class A (A)	6,943	44,782
Potbelly Corp. (A)	3,143	53,557
Pursuit Attractions and Hospitality, Inc. (A)	2,618	94,719
RCI Hospitality Holdings, Inc.	995	30,357
Red Rock Resorts, Inc., Class A	5,854	357,445
Royal Caribbean Cruises, Ltd.	16,586	5,366,898
Rush Street Interactive, Inc. (A)	10,708	219,300
Sabre Corp. (A)	44,761	81,913
Sands China, Ltd.	277,743	771,763
Serve Robotics, Inc. (A)(C)	5,684	66,105
Shake Shack, Inc., Class A (A)	4,681	438,188
Six Flags Entertainment Corp. (A)	11,654	264,779
Sodexo SA	10,120	638,514

207

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Starbucks Corp.	74,656	$6,315,898
Super Group SGHC, Ltd.	19,343	255,328
Sweetgreen, Inc., Class A (A)	12,592	100,484
Target Hospitality Corp. (A)	4,130	35,022
Texas Roadhouse, Inc.	10,419	1,731,117
The Cheesecake Factory, Inc.	5,502	300,629
The Lottery Corp., Ltd.	254,601	988,659
Travel + Leisure Company	10,178	605,489
United Parks & Resorts, Inc. (A)	3,237	167,353
Vail Resorts, Inc.	5,825	871,245
Whitbread PLC	20,007	868,026
Wingstop, Inc.	4,378	1,101,855
Wyndham Hotels & Resorts, Inc.	11,971	956,483
Wynn Resorts, Ltd.	5,084	652,125
Xponential Fitness, Inc., Class A (A)	3,449	26,868
Yum! Brands, Inc.	18,149	2,758,648
Zensho Holdings Company, Ltd.	11,032	720,691
		119,421,927
Household durables – 0.7%
Barratt Redrow PLC	156,454	823,130
Beazer Homes USA, Inc. (A)	3,541	86,932
Cavco Industries, Inc. (A)	921	534,852
Century Communities, Inc.	3,058	193,785
Champion Homes, Inc. (A)	6,855	523,516
Cricut, Inc., Class A	5,921	37,243
D.R. Horton, Inc.	18,141	3,074,355
Dream Finders Homes, Inc., Class A (A)	3,758	97,407
Ethan Allen Interiors, Inc.	2,946	86,789
Flexsteel Industries, Inc.	507	23,499
Garmin, Ltd.	10,944	2,694,632
Green Brick Partners, Inc. (A)	3,868	285,690
Hamilton Beach Brands Holding Company, Class B	853	12,258
Helen of Troy, Ltd. (A)	2,873	72,400
Hovnanian Enterprises, Inc., Class A (A)	595	76,452
Installed Building Products, Inc.	2,790	688,181
KB Home	18,535	1,179,567
La-Z-Boy, Inc.	5,103	175,135
Legacy Housing Corp. (A)	1,148	31,581
Leggett & Platt, Inc.	16,416	145,774
Lennar Corp., Class A	14,952	1,884,550
LGI Homes, Inc. (A)	2,587	133,774
M/I Homes, Inc. (A)	3,082	445,164
Meritage Homes Corp.	8,391	607,760
Mohawk Industries, Inc. (A)	3,528	454,830
NVR, Inc. (A)	185	1,486,412
Panasonic Holdings Corp.	266,727	2,895,079
PulteGroup, Inc.	12,798	1,691,000
Sekisui House, Ltd.	68,263	1,552,477
Somnigroup International, Inc.	32,907	2,775,047
Sonos, Inc. (A)	14,421	227,852
Sony Group Corp.	703,454	20,221,983
Taylor Morrison Home Corp. (A)	27,025	1,783,920
The Lovesac Company (A)	1,690	28,612
Toll Brothers, Inc.	15,393	2,126,389
TopBuild Corp. (A)	4,387	1,714,703
Tri Pointe Homes, Inc. (A)	10,219	347,139
Whirlpool Corp. (C)	8,763	688,772
		51,908,641
Leisure products – 0.1%
Acushnet Holdings Corp.	3,152	247,400
Bandai Namco Holdings, Inc.	66,916	2,226,396
Brunswick Corp.	10,243	647,767
Escalade, Inc.	1,510	18,981
Funko, Inc., Class A (A)	4,358	14,992
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Hasbro, Inc.	8,954	$679,161
JAKKS Pacific, Inc.	1,111	20,809
Johnson Outdoors, Inc., Class A	717	28,960
Latham Group, Inc. (A)	5,566	42,357
Malibu Boats, Inc., Class A (A)	2,382	77,296
MasterCraft Boat Holdings, Inc. (A)	2,226	47,770
Mattel, Inc. (A)	50,516	850,184
Peloton Interactive, Inc., Class A (A)	45,846	412,614
Polaris, Inc.	14,844	862,882
Shimano, Inc.	8,528	953,077
Smith & Wesson Brands, Inc.	5,522	54,281
Sturm Ruger & Company, Inc.	1,971	85,679
Topgolf Callaway Brands Corp. (A)	16,106	153,007
YETI Holdings, Inc. (A)	12,735	422,547
		7,846,160
Specialty retail – 1.6%
Abercrombie & Fitch Company, Class A (A)	13,149	1,124,897
Academy Sports & Outdoors, Inc.	7,990	399,660
Advance Auto Parts, Inc.	7,261	445,825
American Eagle Outfitters, Inc.	19,625	335,784
America's Car-Mart, Inc. (A)	961	28,071
Arhaus, Inc. (A)	6,252	66,459
Arko Corp.	9,770	44,649
Asbury Automotive Group, Inc. (A)	2,366	578,369
AutoNation, Inc. (A)	4,434	970,026
AutoZone, Inc. (A)	1,100	4,719,264
Avolta AG (A)	10,057	549,149
Bath & Body Works, Inc.	33,178	854,665
Bed Bath & Beyond, Inc. (A)	6,749	66,073
Best Buy Company, Inc.	13,095	990,244
Boot Barn Holdings, Inc. (A)	3,652	605,209
Build-A-Bear Workshop, Inc.	1,508	98,337
Burlington Stores, Inc. (A)	9,769	2,486,211
Caleres, Inc.	3,985	51,964
Camping World Holdings, Inc., Class A	7,336	115,835
CarMax, Inc. (A)	10,356	464,674
Chewy, Inc., Class A (A)	34,948	1,413,647
Citi Trends, Inc. (A)	635	19,704
Dick's Sporting Goods, Inc.	10,482	2,329,310
EVgo, Inc. (A)	15,726	74,384
Fast Retailing Company, Ltd.	21,840	6,633,060
Five Below, Inc. (A)	8,632	1,335,370
Floor & Decor Holdings, Inc., Class A (A)	16,884	1,244,351
GameStop Corp., Class A (A)	64,525	1,760,242
Genesco, Inc. (A)	1,255	36,382
Group 1 Automotive, Inc.	1,481	647,952
Haverty Furniture Companies, Inc.	1,707	37,435
Hennes & Mauritz AB, B Shares (C)	64,519	1,206,098
Industria de Diseno Textil SA	124,775	6,905,528
J. Jill, Inc.	965	16,550
JD Sports Fashion PLC	290,184	373,568
Kingfisher PLC	200,776	836,386
Lands' End, Inc. (A)	1,533	21,615
Lithia Motors, Inc.	4,019	1,270,004
Lowe's Companies, Inc.	36,770	9,240,669
MarineMax, Inc. (A)	2,351	59,551
Monro, Inc.	3,697	66,435
Murphy USA, Inc.	2,752	1,068,492
National Vision Holdings, Inc. (A)	9,436	275,437
Nitori Holdings Company, Ltd.	45,820	885,944
OneWater Marine, Inc., Class A (A)	1,510	23,918
O'Reilly Automotive, Inc. (A)	55,753	6,010,731
Penske Automotive Group, Inc.	2,899	504,165

208

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Petco Health & Wellness Company, Inc. (A)	9,545	$36,939
Revolve Group, Inc. (A)	4,924	104,881
RH (A)	2,408	489,209
Ross Stores, Inc.	21,500	3,276,385
Sally Beauty Holdings, Inc. (A)	12,362	201,253
Sanrio Company, Ltd.	20,451	959,971
Shoe Carnival, Inc.	2,235	46,466
Signet Jewelers, Ltd.	4,740	454,661
Sleep Number Corp. (A)	2,591	18,189
Sonic Automotive, Inc., Class A	1,790	136,201
Stitch Fix, Inc., Class A (A)	13,061	56,815
The Buckle, Inc.	3,761	220,620
The Gap, Inc.	35,680	763,195
The Home Depot, Inc.	65,272	26,447,562
The ODP Corp. (A)	3,385	94,272
The RealReal, Inc. (A)	11,548	122,755
The TJX Companies, Inc.	73,297	10,594,348
ThredUp, Inc., Class A (A)	11,056	104,479
Tile Shop Holdings, Inc. (A)	4,255	25,743
Tractor Supply Company	34,168	1,943,134
Ulta Beauty, Inc. (A)	2,860	1,563,705
Upbound Group, Inc.	6,406	151,374
Urban Outfitters, Inc. (A)	7,246	517,582
Valvoline, Inc. (A)	19,930	715,686
Victoria's Secret & Company (A)	8,265	224,312
Warby Parker, Inc., Class A (A)	11,907	328,395
Williams-Sonoma, Inc.	7,794	1,523,337
Winmark Corp.	362	180,193
Zalando SE (A)(B)	25,685	788,227
ZOZO, Inc.	51,019	468,796
Zumiez, Inc. (A)	1,969	38,612
		111,889,590
Textiles, apparel and luxury goods – 0.9%
adidas AG	19,560	4,144,402
Asics Corp.	79,814	2,088,531
Capri Holdings, Ltd. (A)	32,779	652,958
Carter's, Inc.	4,340	122,475
Cie Financiere Richemont SA, A Shares	61,492	11,804,391
Columbia Sportswear Company	4,036	211,083
Crocs, Inc. (A)	8,563	715,439
Deckers Outdoor Corp. (A)	9,384	951,256
Ermenegildo Zegna NV	7,889	74,551
Figs, Inc., Class A (A)	10,847	72,566
G-III Apparel Group, Ltd. (A)	4,731	125,892
Hanesbrands, Inc. (A)	42,525	280,240
Hermes International SCA	3,623	8,909,101
Kering SA	8,515	2,853,354
Kontoor Brands, Inc.	6,651	530,550
Lakeland Industries, Inc.	1,371	20,291
Lululemon Athletica, Inc. (A)	6,837	1,216,507
LVMH Moet Hennessy Louis Vuitton SE	28,605	17,602,985
Moncler SpA	26,720	1,572,562
Movado Group, Inc.	1,859	35,265
NIKE, Inc., Class B	77,887	5,431,061
Oxford Industries, Inc.	1,730	70,134
Pandora A/S	9,037	1,181,564
PVH Corp.	7,537	631,374
Ralph Lauren Corp.	2,711	850,061
Rocky Brands, Inc.	919	27,377
Steven Madden, Ltd.	8,703	291,376
Superior Group of Companies, Inc.	1,661	17,806
Tapestry, Inc.	14,118	1,598,440
The Swatch Group AG, Bearer Shares	3,310	625,583
Under Armour, Inc., Class A (A)(C)	29,607	147,739
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Under Armour, Inc., Class C (A)	19,012	$91,828
VF Corp.	51,444	742,337
Wolverine World Wide, Inc.	9,739	267,238
		65,958,317
		712,527,364
Consumer staples – 5.4%
Beverages – 1.0%
Anheuser-Busch InBev SA/NV	113,066	6,758,710
Asahi Group Holdings, Ltd.	165,284	1,981,578
Brown-Forman Corp., Class B	12,379	335,223
Carlsberg A/S, Class B	10,753	1,251,626
Celsius Holdings, Inc. (A)	25,074	1,441,504
Coca-Cola Consolidated, Inc.	9,397	1,100,953
Coca-Cola Europacific Partners PLC	26,353	2,382,575
Coca-Cola HBC AG (A)	24,949	1,177,058
Constellation Brands, Inc., Class A	9,370	1,261,858
Davide Campari-Milano NV	70,423	445,324
Diageo PLC	254,547	6,090,715
Heineken Holding NV	14,827	1,018,068
Heineken NV	32,943	2,579,735
Keurig Dr. Pepper, Inc.	88,265	2,251,640
Kirin Holdings Company, Ltd.	88,868	1,302,016
MGP Ingredients, Inc.	1,724	41,704
Molson Coors Beverage Company, Class B	11,647	527,027
Monster Beverage Corp. (A)	46,068	3,100,837
National Beverage Corp. (A)	3,043	112,348
PepsiCo, Inc.	89,822	12,614,602
Pernod Ricard SA	23,085	2,272,733
Suntory Beverage & Food, Ltd.	15,906	497,125
The Boston Beer Company, Inc., Class A (A)	1,240	262,161
The Coca-Cola Company	254,301	16,865,242
The Vita Coco Company, Inc. (A)	5,221	221,736
		67,894,098
Consumer staples distribution and retail – 1.5%
Aeon Company, Ltd.	254,719	3,091,842
Albertsons Companies, Inc., Class A	63,198	1,106,597
BJ's Wholesale Club Holdings, Inc. (A)	20,704	1,930,648
Carrefour SA	67,378	1,021,098
Casey's General Stores, Inc.	5,829	3,295,250
Coles Group, Ltd.	153,429	2,361,705
Costco Wholesale Corp.	29,127	26,960,825
Dollar General Corp.	13,908	1,437,392
Dollar Tree, Inc. (A)	12,295	1,160,279
Grocery Outlet Holding Corp. (A)	11,479	184,238
Guardian Pharmacy Services, Inc., Class A (A)	2,292	60,119
Ingles Markets, Inc., Class A	1,757	122,217
J Sainsbury PLC	197,263	886,938
Jeronimo Martins SGPS SA	32,392	788,590
Kesko OYJ, B Shares	31,246	664,974
Kobe Bussan Company, Ltd.	17,213	474,397
Koninklijke Ahold Delhaize NV	103,844	4,201,994
Maplebear, Inc. (A)	28,912	1,062,805
Marks & Spencer Group PLC	235,228	1,154,058
MatsukiyoCocokara & Company	37,545	762,119
Natural Grocers by Vitamin Cottage, Inc.	1,597	63,880
Performance Food Group Company (A)	24,540	2,553,142
PriceSmart, Inc.	3,095	375,083
Seven & i Holdings Company, Ltd.	238,341	3,198,158
Sprouts Farmers Market, Inc. (A)	15,322	1,667,034
Sysco Corp.	31,468	2,591,075
Target Corp.	29,641	2,658,798

209

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
Tesco PLC	750,952	$4,500,968
The Andersons, Inc.	3,967	157,926
The Chefs' Warehouse, Inc. (A)	4,402	256,769
The Kroger Company	39,989	2,695,658
U.S. Foods Holding Corp. (A)	35,304	2,704,992
United Natural Foods, Inc. (A)	7,255	272,933
Village Super Market, Inc., Class A	1,145	42,777
Walmart, Inc.	288,133	29,694,987
Weis Markets, Inc.	2,045	146,974
Woolworths Group, Ltd.	139,735	2,466,052
		108,775,291
Food products – 1.1%
Ajinomoto Company, Inc.	103,529	2,968,094
Alico, Inc.	754	26,134
Archer-Daniels-Midland Company	30,847	1,842,800
Associated British Foods PLC	36,958	1,021,198
B&G Foods, Inc. (C)	9,504	42,103
Barry Callebaut AG (C)	408	561,903
Beyond Meat, Inc. (A)(C)	9,712	18,356
BRC, Inc., Class A (A)(C)	10,819	16,878
Bunge Global SA	9,137	742,381
Calavo Growers, Inc.	2,038	52,458
Cal-Maine Foods, Inc.	5,417	509,740
Chocoladefabriken Lindt & Spruengli AG	12	1,805,648
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	107	1,635,889
Conagra Brands, Inc.	32,452	594,196
Danone SA	74,045	6,451,781
Darling Ingredients, Inc. (A)	24,801	765,607
Dole PLC	8,848	118,917
Flowers Foods, Inc.	33,103	431,994
Fresh Del Monte Produce, Inc.	3,955	137,318
General Mills, Inc.	34,974	1,763,389
Hormel Foods Corp.	19,813	490,174
Ingredion, Inc.	10,063	1,228,793
J&J Snack Foods Corp.	1,894	181,994
JDE Peet's NV	19,544	717,023
John B Sanfilippo & Son, Inc.	931	59,845
Kellanova	16,871	1,383,759
Kerry Group PLC, Class A	18,728	1,690,721
Kikkoman Corp.	77,623	657,352
Lamb Weston Holdings, Inc.	9,593	557,161
Limoneira Company	2,276	33,799
Lotus Bakeries NV	47	443,477
Mama's Creations, Inc. (A)	4,285	45,035
McCormick & Company, Inc.	17,177	1,149,313
MEIJI Holdings Company, Ltd.	27,437	568,916
Mission Produce, Inc. (A)	4,618	55,508
Mondelez International, Inc., Class A	84,907	5,304,140
Mowi ASA	53,237	1,126,261
Nestle SA	294,718	27,065,496
Nissin Foods Holdings Company, Ltd.	22,126	416,757
Orkla ASA	80,187	838,341
Pilgrim's Pride Corp.	6,704	272,987
Post Holdings, Inc. (A)	7,495	805,563
Salmar ASA	7,650	409,072
Seneca Foods Corp., Class A (A)	545	58,827
SunOpta, Inc. (A)	11,754	68,878
The Campbell's Company (C)	13,380	422,540
The Hain Celestial Group, Inc. (A)	11,799	18,642
The Hershey Company	9,480	1,773,234
The J.M. Smucker Company	7,234	785,612
The Kraft Heinz Company	54,432	1,417,409
The Marzetti Company	5,614	970,043
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
The Simply Good Foods Company (A)	11,279	$279,945
Tootsie Roll Industries, Inc.	2,190	91,805
TreeHouse Foods, Inc. (A)	6,123	123,746
Tyson Foods, Inc., Class A	19,457	1,056,515
Utz Brands, Inc.	8,736	106,142
Vital Farms, Inc. (A)	4,177	171,884
Westrock Coffee Company (A)(C)	4,894	23,785
WH Group, Ltd. (B)	953,927	1,033,056
Wilmar International, Ltd.	219,744	485,963
Yakult Honsha Company, Ltd.	28,481	464,433
		76,360,730
Household products – 0.6%
Central Garden & Pet Company (A)	794	25,924
Central Garden & Pet Company, Class A (A)	6,075	179,395
Church & Dwight Company, Inc.	15,538	1,361,595
Colgate-Palmolive Company	52,948	4,232,663
Energizer Holdings, Inc.	8,013	199,444
Essity AB, B Shares	68,903	1,801,064
Henkel AG & Company KGaA	11,886	882,258
Kimberly-Clark Corp.	21,674	2,694,945
Oil-Dri Corp. of America	1,220	74,469
Reckitt Benckiser Group PLC	77,692	5,982,435
Spectrum Brands Holdings, Inc.	2,604	136,788
The Clorox Company	8,378	1,033,007
The Procter & Gamble Company	153,624	23,604,328
Unicharm Corp.	127,827	829,050
WD-40 Company	1,642	324,459
		43,361,824
Personal care products – 0.6%
Beiersdorf AG	11,137	1,165,332
BellRing Brands, Inc. (A)	19,752	717,985
Coty, Inc., Class A (A)	57,442	232,066
e.l.f. Beauty, Inc. (A)	9,300	1,232,064
Edgewell Personal Care Company	5,745	116,968
Herbalife, Ltd. (A)	12,302	103,829
Interparfums, Inc.	2,229	219,289
Kao Corp.	53,292	2,322,520
Kenvue, Inc.	124,474	2,020,213
L'Oreal SA	27,503	11,949,701
Medifast, Inc. (A)	1,413	19,316
Nature's Sunshine Products, Inc. (A)	2,635	40,895
Nu Skin Enterprises, Inc., Class A	5,914	72,092
Olaplex Holdings, Inc. (A)	18,799	24,627
Shiseido Company, Ltd.	45,755	781,054
The Beauty Health Company (A)	13,790	27,442
The Estee Lauder Companies, Inc., Class A	15,921	1,402,959
The Honest Company, Inc. (A)	11,414	42,004
Unilever PLC	280,449	16,576,945
USANA Health Sciences, Inc. (A)	1,435	39,534
		39,106,835
Tobacco – 0.6%
Altria Group, Inc.	110,225	7,281,464
British American Tobacco PLC	238,449	12,682,453
Imperial Brands PLC	88,307	3,751,405
Japan Tobacco, Inc.	137,262	4,501,787
Philip Morris International, Inc.	102,128	16,565,162
Turning Point Brands, Inc.	2,063	203,948
Universal Corp.	2,903	162,191
		45,148,410
		380,647,188

210

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 3.0%
Energy equipment and services – 0.3%
Archrock, Inc.	19,831	$521,754
Aris Water Solutions, Inc., Class A	3,713	91,563
Atlas Energy Solutions, Inc. (C)	9,520	108,242
Baker Hughes Company	64,859	3,159,930
Borr Drilling, Ltd. (A)	30,602	82,319
Bristow Group, Inc. (A)	3,434	123,899
Cactus, Inc., Class A	8,266	326,259
Core Laboratories, Inc.	5,913	73,085
DMC Global, Inc. (A)	2,631	22,232
Expro Group Holdings NV (A)	12,595	149,629
Flowco Holdings, Inc., Class A	2,443	36,279
Forum Energy Technologies, Inc. (A)	1,418	37,875
Halliburton Company	53,462	1,315,165
Helix Energy Solutions Group, Inc. (A)	17,433	114,360
Helmerich & Payne, Inc.	11,675	257,901
Innovex International, Inc. (A)	4,825	89,456
Kodiak Gas Services, Inc.	7,988	295,316
Liberty Energy, Inc.	19,069	235,311
Nabors Industries, Ltd. (A)	2,020	82,557
National Energy Services Reunited Corp. (A)	7,458	76,519
Natural Gas Services Group, Inc.	1,212	33,924
Noble Corp. PLC	15,132	427,933
NOV, Inc.	58,224	771,468
Oceaneering International, Inc. (A)	11,295	279,890
Oil States International, Inc. (A)	7,225	43,784
Patterson-UTI Energy, Inc.	42,652	220,937
ProPetro Holding Corp. (A)	9,981	52,300
Ranger Energy Services, Inc., Class A	2,330	32,713
RPC, Inc.	10,823	51,517
Schlumberger, Ltd.	98,298	3,378,502
Seadrill, Ltd. (A)	7,599	229,566
Select Water Solutions, Inc.	11,529	123,245
Solaris Energy Infrastructure, Inc.	4,421	176,707
TechnipFMC PLC	64,441	2,542,197
Tenaris SA	42,917	768,992
TETRA Technologies, Inc. (A)	15,530	89,298
Tidewater, Inc. (A)	5,720	305,048
Transocean, Ltd. (A)	89,927	280,572
Valaris, Ltd. (A)	18,012	878,445
Weatherford International PLC	11,263	770,727
		18,657,416
Oil, gas and consumable fuels – 2.7%
Aker BP ASA	36,151	917,488
Antero Midstream Corp.	52,515	1,020,892
Antero Resources Corp. (A)	46,014	1,544,230
APA Corp.	24,528	595,540
Ardmore Shipping Corp.	4,120	48,904
Berry Corp.	10,166	38,427
BKV Corp. (A)	2,176	50,331
BP PLC	1,814,259	10,416,838
California Resources Corp.	8,051	428,152
Calumet, Inc. (A)(C)	8,402	153,337
Centrus Energy Corp., Class A (A)(C)	1,877	582,001
Chevron Corp.	126,256	19,606,294
Chord Energy Corp.	8,977	892,044
Civitas Resources, Inc.	13,075	424,938
Clean Energy Fuels Corp. (A)	22,005	56,773
CNX Resources Corp. (A)	38,285	1,229,714
Comstock Resources, Inc. (A)	9,026	178,986
ConocoPhillips	81,936	7,750,326
Core Natural Resources, Inc.	6,156	513,903
Coterra Energy, Inc.	47,343	1,119,662
Crescent Energy Company, Class A	21,570	192,404
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
CVR Energy, Inc. (A)	3,778	$137,821
Delek US Holdings, Inc.	7,060	227,826
Devon Energy Corp.	40,522	1,420,701
DHT Holdings, Inc.	15,336	183,265
Diamondback Energy, Inc.	12,712	1,819,087
Diversified Energy Company PLC	7,511	105,229
Dorian LPG, Ltd.	4,461	132,938
DT Midstream, Inc.	15,928	1,800,820
Encore Energy Corp. (A)	23,108	74,177
ENEOS Holdings, Inc.	309,620	1,960,887
Energy Fuels, Inc. (A)(C)	25,869	397,089
Eni SpA	233,966	4,093,491
EOG Resources, Inc.	35,808	4,014,793
EQT Corp.	40,694	2,214,974
Equinor ASA	87,739	2,139,612
Evolution Petroleum Corp.	4,502	21,700
Excelerate Energy, Inc., Class A	2,798	70,482
Expand Energy Corp.	15,833	1,682,098
Exxon Mobil Corp.	279,764	31,543,391
FLEX LNG, Ltd. (New York Stock Exchange) (A)(C)	3,714	93,593
Galp Energia SGPS SA	47,727	904,415
Gevo, Inc. (A)(C)	28,397	55,658
Golar LNG, Ltd.	12,043	486,658
Granite Ridge Resources, Inc.	7,309	39,542
Green Plains, Inc. (A)	7,871	69,186
Gulfport Energy Corp. (A)	1,892	342,414
HF Sinclair Corp.	24,932	1,304,941
Idemitsu Kosan Company, Ltd.	88,448	605,125
Infinity Natural Resources, Inc., Class A (A)	1,900	24,909
Inpex Corp.	100,817	1,815,277
International Seaways, Inc.	4,838	222,935
Kinder Morgan, Inc.	127,396	3,606,581
Kinetik Holdings, Inc. (C)	5,330	227,804
Kosmos Energy, Ltd. (A)	58,862	97,711
Lightbridge Corp. (A)	2,716	57,606
Magnolia Oil & Gas Corp., Class A	22,186	529,580
Marathon Petroleum Corp.	20,004	3,855,571
Matador Resources Company	18,348	824,376
Murphy Oil Corp.	37,272	1,058,898
NACCO Industries, Inc., Class A	526	22,176
Navigator Holdings, Ltd.	4,027	62,378
Neste OYJ	48,394	889,179
New Fortress Energy, Inc. (A)(C)	20,429	45,148
NextDecade Corp. (A)	16,360	111,084
Nordic American Tankers, Ltd.	25,459	79,941
Northern Oil and Gas, Inc.	11,485	284,828
Occidental Petroleum Corp.	48,168	2,275,938
OMV AG	16,846	900,045
ONEOK, Inc.	40,942	2,987,538
Ovintiv, Inc.	40,300	1,627,314
Par Pacific Holdings, Inc. (A)	5,950	210,749
PBF Energy, Inc., Class A	23,032	694,875
Peabody Energy Corp.	14,750	391,170
Permian Resources Corp.	102,835	1,316,288
Phillips 66	26,547	3,610,923
Range Resources Corp.	37,345	1,405,666
Repsol SA	132,390	2,354,189
REX American Resources Corp. (A)	3,590	109,926
Riley Exploration Permian, Inc.	1,672	45,328
Sable Offshore Corp. (A)	9,057	158,135
SandRidge Energy, Inc.	5,063	57,111
Santos, Ltd.	371,507	1,649,809
Scorpio Tankers, Inc.	5,240	293,702

211

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
SFL Corp., Ltd.	14,802	$111,459
Shell PLC	674,038	24,023,383
SM Energy Company	13,668	341,290
Summit Midstream Corp. (A)	1,274	26,168
Talos Energy, Inc. (A)	14,766	141,606
Targa Resources Corp.	14,082	2,359,298
Teekay Corp., Ltd.	6,293	51,477
Teekay Tankers, Ltd., Class A	2,891	146,140
Texas Pacific Land Corp.	1,281	1,195,993
The Williams Companies, Inc.	80,122	5,075,729
TotalEnergies SE	234,844	14,304,023
Uranium Energy Corp. (A)	50,674	675,991
VAALCO Energy, Inc.	12,499	50,246
Valero Energy Corp.	20,420	3,476,709
Viper Energy, Inc., Class A	26,453	1,011,034
Vital Energy, Inc. (A)	3,652	61,682
Vitesse Energy, Inc.	3,556	82,606
W&T Offshore, Inc.	13,796	25,109
Woodside Energy Group, Ltd.	217,195	3,279,853
World Kinect Corp.	6,626	171,945
		196,219,526
		214,876,942
Financials – 16.9%
Banks – 7.3%
1st Source Corp.	2,327	143,250
ABN AMRO Bank NV (B)	66,701	2,139,738
ACNB Corp.	1,294	56,988
AIB Group PLC	244,415	2,228,268
Amalgamated Financial Corp.	2,800	76,020
Amerant Bancorp, Inc.	4,599	88,623
Ameris Bancorp	7,717	565,733
Ames National Corp.	1,297	26,225
ANZ Group Holdings, Ltd.	341,271	7,493,809
Arrow Financial Corp.	2,199	62,232
Associated Banc-Corp.	44,623	1,147,257
Atlantic Union Bankshares Corp.	16,972	598,942
Axos Financial, Inc. (A)	6,454	546,331
Banc of California, Inc.	14,657	242,573
BancFirst Corp.	2,546	321,942
Banco Bilbao Vizcaya Argentaria SA (C)	659,240	12,703,320
Banco BPM SpA	129,989	1,950,940
Banco Comercial Portugues SA	950,826	844,090
Banco de Sabadell SA	574,660	2,243,017
Banco Santander SA	1,702,682	17,868,490
Bank First Corp.	1,133	137,444
Bank Hapoalim BM	142,984	2,906,461
Bank Leumi Le-Israel BM	170,858	3,366,345
Bank of America Corp.	447,597	23,091,529
Bank of Hawaii Corp.	4,651	305,292
Bank of Ireland Group PLC	110,199	1,824,600
Bank of Marin Bancorp	1,866	45,306
Bank OZK	16,598	846,166
Bank7 Corp.	561	25,957
BankFinancial Corp.	1,862	22,400
Bankinter SA	77,117	1,219,091
BankUnited, Inc.	8,816	336,419
Bankwell Financial Group, Inc.	845	37,391
Banner Corp.	3,896	255,188
Banque Cantonale Vaudoise	3,445	408,224
Bar Harbor Bankshares	1,949	59,367
Barclays PLC	1,617,730	8,323,737
BayCom Corp.	1,421	40,854
Beacon Financial Corp.	9,929	235,417
Blue Foundry Bancorp (A)	3,233	29,388
Blue Ridge Bankshares, Inc. (A)	8,267	34,969
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BNP Paribas SA	116,414	$10,647,552
BOC Hong Kong Holdings, Ltd.	423,286	1,982,998
BPER Banca SpA	167,277	1,860,481
Bridgewater Bancshares, Inc. (A)	2,752	48,435
Burke & Herbert Financial Services Corp.	1,655	102,097
Business First Bancshares, Inc.	3,594	84,854
BV Financial, Inc. (A)	1,185	19,102
Byline Bancorp, Inc.	3,782	104,875
C&F Financial Corp.	397	26,678
Cadence Bank	50,980	1,913,789
CaixaBank SA	445,774	4,708,228
California BanCorp (A)	2,763	46,087
Camden National Corp.	2,088	80,576
Capital Bancorp, Inc.	1,527	48,711
Capital City Bank Group, Inc.	1,845	77,103
Capitol Federal Financial, Inc.	15,144	96,164
Carter Bankshares, Inc. (A)	2,926	56,794
Cathay General Bancorp	7,985	383,360
CB Financial Services, Inc.	625	20,756
Central Pacific Financial Corp.	3,245	98,453
Chemung Financial Corp.	589	30,934
ChoiceOne Financial Services, Inc.	1,695	49,087
Citigroup, Inc.	120,755	12,256,633
Citizens & Northern Corp.	2,194	43,463
Citizens Community Bancorp, Inc.	1,305	20,971
Citizens Financial Group, Inc.	27,361	1,454,511
Citizens Financial Services, Inc.	585	35,264
City Holding Company	1,617	200,298
Civista Bancshares, Inc.	2,654	53,903
CNB Financial Corp.	3,598	87,072
Coastal Financial Corp. (A)	1,559	168,637
Coastal South Bancshares, Inc. (A)	703	15,332
Colony Bankcorp, Inc.	2,331	39,650
Columbia Banking System, Inc.	46,885	1,206,820
Columbia Financial, Inc. (A)	3,933	59,034
Comerica, Inc.	20,151	1,380,747
Commerce Bancshares, Inc.	19,457	1,162,750
Commerzbank AG	88,082	3,334,961
Commonwealth Bank of Australia	191,421	21,139,296
Community Financial System, Inc.	6,443	377,818
Community Trust Bancorp, Inc.	2,000	111,900
Community West Bancshares	2,192	45,681
Concordia Financial Group, Ltd.	117,837	902,166
ConnectOne Bancorp, Inc.	5,861	145,411
Credit Agricole SA	121,141	2,387,214
Cullen/Frost Bankers, Inc.	10,085	1,278,475
Customers Bancorp, Inc. (A)	3,533	230,952
CVB Financial Corp.	15,999	302,541
Danske Bank A/S	76,407	3,263,691
DBS Group Holdings, Ltd.	243,443	9,654,408
Dime Community Bancshares, Inc.	4,852	144,735
DNB Bank ASA	101,410	2,764,030
Eagle Bancorp, Inc.	3,231	65,331
Eagle Financial Services, Inc.	620	23,455
East West Bancorp, Inc.	21,609	2,300,278
Eastern Bankshares, Inc.	23,008	417,595
Enterprise Financial Services Corp.	4,411	255,750
Equity Bancshares, Inc., Class A	1,654	67,318
Erste Group Bank AG	35,218	3,462,020
Esquire Financial Holdings, Inc.	858	87,563
Farmers & Merchants Bancorp, Inc.	1,737	43,442
Farmers National Banc Corp.	4,757	68,548
FB Bancorp, Inc. (A)	2,219	26,672
FB Financial Corp.	4,889	272,513

212

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Fidelity D&D Bancorp, Inc.	677	$29,673
Fifth Third Bancorp	42,962	1,913,957
Financial Institutions, Inc.	2,467	67,102
FinecoBank SpA	69,957	1,518,322
First Bancorp (North Carolina)	4,853	256,675
First Bancorp (Puerto Rico)	19,061	420,295
First Bank	2,855	46,508
First Busey Corp.	10,136	234,648
First Business Financial Services, Inc.	979	50,184
First Commonwealth Financial Corp.	12,111	206,493
First Community Bankshares, Inc.	2,102	73,150
First Community Corp.	905	25,539
First Financial Bancorp	11,596	292,799
First Financial Bankshares, Inc.	36,502	1,228,292
First Financial Corp.	1,338	75,517
First Financial Northwest, Inc. (A)(D)	1,060	594
First Foundation, Inc. (A)	7,966	44,371
First Horizon Corp.	79,607	1,799,914
First Internet Bancorp	1,052	23,596
First Interstate BancSystem, Inc., Class A	10,456	333,233
First Merchants Corp.	7,051	265,823
First Mid Bancshares, Inc.	2,662	100,837
First National Corp.	1,062	24,086
First Savings Financial Group, Inc.	744	23,384
First United Corp.	767	28,203
First Western Financial, Inc. (A)	1,085	24,982
Firstsun Capital Bancorp (A)	1,559	60,474
Five Star Bancorp	2,075	66,815
Flagstar Financial, Inc.	83,586	965,418
Flushing Financial Corp.	4,112	56,787
FNB Corp.	56,310	907,154
Franklin Financial Services Corp.	541	24,886
FS Bancorp, Inc.	853	34,052
Fulton Financial Corp.	21,372	398,160
FVCBankcorp, Inc.	2,311	29,974
GBank Financial Holdings, Inc. (A)	1,130	44,375
German American Bancorp, Inc.	4,520	177,500
Glacier Bancorp, Inc.	32,742	1,593,553
Great Southern Bancorp, Inc.	1,091	66,824
Greene County Bancorp, Inc.	992	22,419
Guaranty Bancshares, Inc.	1,116	54,405
Hancock Whitney Corp.	23,144	1,449,046
Hang Seng Bank, Ltd.	86,124	1,310,542
Hanmi Financial Corp.	3,677	90,785
HarborOne Bancorp, Inc.	5,084	69,142
Hawthorn Bancshares, Inc.	765	23,746
HBT Financial, Inc.	1,420	35,784
Heritage Commerce Corp.	7,015	69,659
Heritage Financial Corp.	4,014	97,099
Hilltop Holdings, Inc.	5,244	175,254
Home Bancorp, Inc.	845	45,905
Home BancShares, Inc.	50,741	1,435,970
HomeTrust Bancshares, Inc.	2,081	85,196
Hope Bancorp, Inc.	15,019	161,755
Horizon Bancorp, Inc.	5,487	87,847
HSBC Holdings PLC	1,995,219	28,158,753
Huntington Bancshares, Inc.	99,033	1,710,300
Independent Bank Corp. (Massachusetts)	5,650	390,811
Independent Bank Corp. (Michigan)	2,537	78,584
ING Groep NV	345,621	9,060,717
International Bancshares Corp.	15,031	1,033,381
Intesa Sanpaolo SpA	1,629,191	10,783,905
Investar Holding Corp.	1,217	28,247
Israel Discount Bank, Ltd., Class A	140,214	1,385,276
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Japan Post Bank Company, Ltd.	204,512	$2,504,231
John Marshall Bancorp, Inc.	1,758	34,844
JPMorgan Chase & Co.	180,452	56,919,974
KBC Group NV	26,269	3,148,051
Kearny Financial Corp.	7,398	48,605
KeyCorp	60,723	1,134,913
Lakeland Financial Corp.	2,962	190,160
Landmark Bancorp, Inc.	638	17,028
LCNB Corp.	2,194	32,888
LINKBANCORP, Inc.	3,042	21,689
Live Oak Bancshares, Inc.	4,326	152,362
Lloyds Banking Group PLC	6,851,804	7,753,389
M&T Bank Corp.	10,240	2,023,629
MainStreet Bancshares, Inc.	932	19,414
Mechanics Bancorp, Class A (A)	2,316	30,826
Mediobanca Banca di Credito Finanziario SpA (C)	61,955	1,255,575
Mercantile Bank Corp.	1,959	88,155
Meridian Corp.	1,176	18,569
Metrocity Bankshares, Inc.	2,705	74,901
Metropolitan Bank Holding Corp.	1,030	77,065
Mid Penn Bancorp, Inc.	2,444	69,996
Middlefield Banc Corp.	1,021	30,640
Midland States Bancorp, Inc.	2,675	45,850
MidWestOne Financial Group, Inc.	1,808	51,148
Mitsubishi UFJ Financial Group, Inc.	1,311,360	21,154,032
Mizrahi Tefahot Bank, Ltd.	17,839	1,172,125
Mizuho Financial Group, Inc.	287,539	9,665,868
MVB Financial Corp.	1,560	39,094
National Australia Bank, Ltd.	350,368	10,220,848
National Bank Holdings Corp., Class A	4,533	175,155
National Bankshares, Inc.	923	27,173
NatWest Group PLC	926,450	6,543,840
NB Bancorp, Inc.	4,231	74,677
NBT Bancorp, Inc.	6,191	258,536
Nicolet Bankshares, Inc.	1,639	220,446
Nordea Bank ABP	357,213	5,881,077
Northeast Bank	882	88,341
Northeast Community Bancorp, Inc.	1,523	31,328
Northfield Bancorp, Inc.	4,593	54,197
Northpointe Bancshares, Inc.	1,373	23,451
Northrim BanCorp, Inc.	2,568	55,623
Northwest Bancshares, Inc.	17,033	211,039
Norwood Financial Corp.	1,226	31,165
Oak Valley Bancorp	892	25,128
OceanFirst Financial Corp.	6,825	119,915
OFG Bancorp	5,390	234,411
Old National Bancorp	95,633	2,099,144
Old Second Bancorp, Inc.	5,810	100,426
OP Bancorp	1,598	22,244
Orange County Bancorp, Inc.	1,651	41,622
Origin Bancorp, Inc.	3,678	126,965
Orrstown Financial Services, Inc.	2,194	74,552
Oversea-Chinese Banking Corp., Ltd.	387,340	4,938,435
Park National Corp.	1,794	291,579
Parke Bancorp, Inc.	1,477	31,829
Pathward Financial, Inc.	2,775	205,378
PCB Bancorp	1,479	31,059
Peapack-Gladstone Financial Corp.	2,010	55,476
Peoples Bancorp, Inc.	4,184	125,478
Peoples Financial Services Corp.	1,161	56,436
Pinnacle Financial Partners, Inc.	12,057	1,130,826
Pioneer Bancorp, Inc. (A)	1,455	19,002
Plumas Bancorp	936	40,379
Ponce Financial Group, Inc. (A)	2,595	38,147

213

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Preferred Bank	1,315	$118,863
Primis Financial Corp.	3,231	33,958
Princeton Bancorp, Inc.	727	23,148
Prosperity Bancshares, Inc.	14,895	988,283
Provident Bancorp, Inc. (A)	2,413	30,235
Provident Financial Services, Inc.	15,524	299,303
QCR Holdings, Inc.	1,967	148,784
RBB Bancorp	2,140	40,146
Red River Bancshares, Inc.	604	39,151
Regions Financial Corp.	56,992	1,502,879
Renasant Corp.	10,948	403,872
Republic Bancorp, Inc., Class A	1,055	76,224
Resona Holdings, Inc.	237,515	2,422,011
Richmond Mutual BanCorp, Inc.	1,239	17,606
S&T Bancorp, Inc.	4,629	174,004
Seacoast Banking Corp. of Florida	10,216	310,873
ServisFirst Bancshares, Inc.	6,133	493,890
Shore Bancshares, Inc.	3,957	64,934
Sierra Bancorp	1,723	49,812
Simmons First National Corp., Class A	17,077	327,366
Skandinaviska Enskilda Banken AB, A Shares	173,169	3,395,420
SmartFinancial, Inc.	1,890	67,530
Societe Generale SA	82,391	5,485,288
South Plains Financial, Inc.	1,675	64,739
Southern First Bancshares, Inc. (A)	1,026	45,267
Southern Missouri Bancorp, Inc.	1,221	64,176
Southside Bancshares, Inc.	3,638	102,774
SouthState Bank Corp.	15,868	1,568,869
SR Bancorp, Inc.	1,133	17,097
Standard Chartered PLC	226,020	4,386,493
Stellar Bancorp, Inc.	5,662	171,785
Stock Yards Bancorp, Inc.	3,226	225,788
Sumitomo Mitsui Financial Group, Inc.	422,111	11,875,189
Sumitomo Mitsui Trust Group, Inc.	73,429	2,131,204
Svenska Handelsbanken AB, A Shares	166,839	2,176,854
Swedbank AB, A Shares	97,114	2,931,453
Synovus Financial Corp.	21,762	1,068,079
Texas Capital Bancshares, Inc. (A)	12,588	1,064,064
The Bancorp, Inc. (A)	5,494	411,446
The Bank of NT Butterfield & Son, Ltd.	4,965	213,098
The Chiba Bank, Ltd.	64,498	676,097
The First Bancorp, Inc.	1,659	43,565
The Hingham Institution for Savings	184	48,536
The PNC Financial Services Group, Inc.	25,849	5,193,840
Third Coast Bancshares, Inc. (A)	1,563	59,347
Timberland Bancorp, Inc.	1,059	35,244
Tompkins Financial Corp.	1,689	111,829
Towne Bank	8,775	303,352
TriCo Bancshares	3,839	170,490
Triumph Financial, Inc. (A)	2,745	137,360
Truist Financial Corp.	84,514	3,863,980
Trustmark Corp.	6,750	267,300
U.S. Bancorp	102,031	4,931,158
UMB Financial Corp.	19,751	2,337,531
UniCredit SpA	160,358	12,202,455
United Bankshares, Inc.	38,731	1,441,181
United Community Banks, Inc.	14,707	461,064
United Overseas Bank, Ltd.	144,269	3,874,407
Unity Bancorp, Inc.	915	44,716
Univest Financial Corp.	3,638	109,213
USCB Financial Holdings, Inc.	1,509	26,332
Valley National Bancorp	132,108	1,400,345
Veritex Holdings, Inc.	6,314	211,708
Virginia National Bankshares Corp.	667	25,886
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
WaFd, Inc.	9,353	$283,302
Washington Trust Bancorp, Inc.	2,314	66,875
Webster Financial Corp.	26,056	1,548,769
Wells Fargo & Company	210,267	17,624,580
WesBanco, Inc.	11,267	359,755
West BanCorp, Inc.	2,160	43,891
Westamerica BanCorp	2,835	141,722
Western Alliance Bancorp	16,230	1,407,466
Western New England Bancorp, Inc.	2,603	31,262
Westpac Banking Corp.	391,433	10,085,208
Wintrust Financial Corp.	10,497	1,390,223
WSFS Financial Corp.	6,505	350,815
Zions Bancorp NA	23,145	1,309,544
		519,256,624
Capital markets – 3.2%
3i Group PLC	111,344	6,137,609
Acadian Asset Management, Inc.	3,149	151,656
Affiliated Managers Group, Inc.	4,455	1,062,206
AlTi Global, Inc. (A)	5,809	20,680
Ameriprise Financial, Inc.	6,205	3,048,206
Amundi SA (B)	7,049	560,216
Artisan Partners Asset Management, Inc., Class A	7,487	324,936
ASX, Ltd.	22,225	861,368
Bakkt Holdings, Inc. (A)(C)	1,314	44,216
BGC Group, Inc., Class A	43,204	408,710
BlackRock, Inc.	9,452	11,019,803
Cboe Global Markets, Inc.	6,651	1,631,158
CME Group, Inc.	23,683	6,398,910
Cohen & Steers, Inc.	3,410	223,730
Coinbase Global, Inc., Class A (A)	14,841	5,008,689
CVC Capital Partners PLC (B)	24,320	424,657
Daiwa Securities Group, Inc.	152,584	1,239,909
Deutsche Bank AG	211,710	7,497,874
Deutsche Boerse AG	21,539	5,767,951
Diamond Hill Investment Group, Inc.	170	23,802
DigitalBridge Group, Inc.	20,736	242,611
Donnelley Financial Solutions, Inc. (A)	3,221	165,656
EQT AB	42,369	1,469,417
Euronext NV (B)	8,943	1,338,870
Evercore, Inc., Class A	6,052	2,041,461
FactSet Research Systems, Inc.	2,580	739,144
Federated Hermes, Inc.	11,589	601,817
Forge Global Holdings, Inc. (A)	1,279	21,615
Franklin Resources, Inc.	21,079	487,557
Futu Holdings, Ltd., ADR	7,047	1,225,544
GCM Grosvenor, Inc., Class A	6,518	78,672
Hamilton Lane, Inc., Class A	6,343	854,973
Hong Kong Exchanges & Clearing, Ltd.	137,772	7,821,393
Houlihan Lokey, Inc.	8,524	1,750,148
Interactive Brokers Group, Inc., Class A	28,590	1,967,278
Intercontinental Exchange, Inc.	37,594	6,333,837
Invesco, Ltd.	30,426	697,972
Janus Henderson Group PLC	19,564	870,794
Japan Exchange Group, Inc.	113,511	1,267,574
Jefferies Financial Group, Inc.	25,873	1,692,612
Julius Baer Group, Ltd.	23,563	1,640,749
KKR & Company, Inc.	45,049	5,854,118
London Stock Exchange Group PLC	54,352	6,233,253
Macquarie Group, Ltd.	41,417	6,011,676
Marex Group PLC	6,381	214,529
Moelis & Company, Class A	8,684	619,343
Moody's Corp.	10,129	4,826,266
Morgan Stanley	79,621	12,656,554
Morningstar, Inc.	3,835	889,758

214

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
MSCI, Inc.	5,068	$2,875,634
Nasdaq, Inc.	29,762	2,632,449
Nomura Holdings, Inc.	343,774	2,519,406
Northern Trust Corp.	12,369	1,664,867
Open Lending Corp. (A)	13,513	28,512
P10, Inc., Class A	7,560	82,253
Partners Group Holding AG	2,596	3,396,634
Patria Investments, Ltd., Class A	8,134	118,756
Perella Weinberg Partners	7,377	157,278
Piper Sandler Companies	2,056	713,411
PJT Partners, Inc., Class A	2,751	488,935
Raymond James Financial, Inc.	11,664	2,013,206
Robinhood Markets, Inc., Class A (A)	50,792	7,272,399
S&P Global, Inc.	20,511	9,982,909
SBI Holdings, Inc.	32,092	1,397,204
Schroders PLC	82,911	420,734
SEI Investments Company	14,731	1,249,925
Silvercrest Asset Management Group, Inc., Class A	1,688	26,586
Singapore Exchange, Ltd.	98,071	1,258,975
State Street Corp.	18,394	2,133,888
StepStone Group, Inc., Class A	8,296	541,812
Stifel Financial Corp.	16,019	1,817,676
StoneX Group, Inc. (A)	5,463	551,326
T. Rowe Price Group, Inc.	13,921	1,428,851
The Bank of New York Mellon Corp.	46,344	5,049,642
The Blackstone Group, Inc.	48,381	8,265,894
The Carlyle Group, Inc.	40,831	2,560,104
The Charles Schwab Corp.	112,047	10,697,127
The Goldman Sachs Group, Inc.	19,885	15,835,420
UBS Group AG	363,119	14,929,108
Victory Capital Holdings, Inc., Class A	5,318	344,394
Virtus Investment Partners, Inc.	785	149,174
Westwood Holdings Group, Inc.	1,224	20,184
WisdomTree, Inc.	14,358	199,576
		225,295,726
Consumer finance – 0.4%
Ally Financial, Inc.	43,916	1,721,507
American Express Company	35,635	11,836,522
Atlanticus Holdings Corp. (A)	664	38,897
Bread Financial Holdings, Inc.	5,593	311,922
Capital One Financial Corp.	41,979	8,923,896
Dave, Inc. (A)	1,121	223,471
Encore Capital Group, Inc. (A)	2,825	117,916
Enova International, Inc. (A)	2,813	323,748
FirstCash Holdings, Inc.	10,828	1,715,372
Green Dot Corp., Class A (A)	6,566	88,181
Jefferson Capital, Inc.	1,218	21,023
LendingClub Corp. (A)	13,700	208,103
LendingTree, Inc. (A)	1,356	87,774
Medallion Financial Corp.	2,161	21,826
Navient Corp.	8,469	111,367
Nelnet, Inc., Class A	1,504	188,572
NerdWallet, Inc., Class A (A)	5,212	56,081
Oportun Financial Corp. (A)	4,213	25,994
OppFi, Inc. (C)	2,836	32,132
PRA Group, Inc. (A)	4,810	74,266
PROG Holdings, Inc.	4,847	156,849
Regional Management Corp.	1,180	45,973
SLM Corp.	32,687	904,776
Synchrony Financial	24,396	1,733,336
Upstart Holdings, Inc. (A)(C)	10,009	508,457
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
World Acceptance Corp. (A)	276	$46,683
		29,524,644
Financial services – 2.7%
Acacia Research Corp. (A)	5,662	18,402
Adyen NV (A)(B)	2,883	4,638,975
Alerus Financial Corp.	2,876	63,675
Apollo Global Management, Inc.	29,893	3,983,840
AvidXchange Holdings, Inc. (A)	20,891	207,865
Banca Mediolanum SpA	25,577	513,708
Banco Latinoamericano de Comercio Exterior SA, Class E	3,511	161,401
Berkshire Hathaway, Inc., Class B (A)	120,308	60,483,644
Better Home & Finance Holding Company (A)	626	35,144
Block, Inc. (A)	36,038	2,604,466
Burford Capital, Ltd.	24,146	288,786
Cannae Holdings, Inc.	7,206	131,942
Cantaloupe, Inc. (A)	7,578	80,099
Cass Information Systems, Inc.	1,556	61,197
Compass Diversified Holdings	9,060	59,977
Corpay, Inc. (A)	4,792	1,380,384
Edenred SE	27,441	653,500
Enact Holdings, Inc.	3,529	135,302
Equitable Holdings, Inc.	46,963	2,384,781
Essent Group, Ltd.	26,899	1,709,700
Euronet Worldwide, Inc. (A)	6,042	530,548
EVERTEC, Inc.	7,894	266,659
EXOR NV	10,694	1,046,683
Federal Agricultural Mortgage Corp., Class C	1,122	188,474
Fidelity National Information Services, Inc.	34,066	2,246,312
Fiserv, Inc. (A)	35,730	4,606,669
Flywire Corp. (A)	14,307	193,717
Global Payments, Inc.	15,281	1,269,545
Groupe Bruxelles Lambert NV	9,140	819,393
HA Sustainable Infrastructure Capital, Inc.	14,233	436,953
Industrivarden AB, A Shares	13,557	538,586
Industrivarden AB, C Shares	17,828	707,657
Infratil, Ltd.	106,450	762,948
International Money Express, Inc. (A)	3,613	50,474
Investor AB, B Shares	197,981	6,197,659
Jack Henry & Associates, Inc.	4,950	737,204
Jackson Financial, Inc., Class A	8,502	860,657
L.E. Lundbergforetagen AB, B Shares	8,692	451,636
LoanDepot, Inc., Class A (A)	10,110	31,038
M&G PLC	261,297	891,102
Marqeta, Inc., Class A (A)	46,854	247,389
Mastercard, Inc., Class A	54,168	30,811,300
Merchants Bancorp	3,227	102,619
MGIC Investment Corp.	36,143	1,025,377
Mitsubishi HC Capital, Inc.	100,700	831,851
NCR Atleos Corp. (A)	8,859	348,247
NewtekOne, Inc.	3,078	35,243
Nexi SpA (B)	63,330	358,783
NMI Holdings, Inc. (A)	9,369	359,207
Onity Group, Inc. (A)	820	32,767
ORIX Corp.	133,027	3,491,424
PagSeguro Digital, Ltd., Class A	21,383	213,830
Payoneer Global, Inc. (A)	34,002	205,712
PayPal Holdings, Inc. (A)	62,638	4,200,504
Paysafe, Ltd. (A)	4,063	52,494
Paysign, Inc. (A)	4,328	27,223
PennyMac Financial Services, Inc.	3,518	435,810

215

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Priority Technology Holdings, Inc. (A)	3,040	$20,885
Radian Group, Inc.	15,867	574,703
Remitly Global, Inc. (A)	19,810	322,903
Repay Holdings Corp. (A)	9,739	50,935
Security National Financial Corp., Class A (A)	1,937	16,794
Sezzle, Inc. (A)	1,900	151,107
Shift4 Payments, Inc., Class A (A)(C)	10,550	816,570
Sofina SA	1,763	521,275
StoneCo, Ltd., Class A (A)	29,913	565,655
The Western Union Company	50,636	404,582
Triller Group, Inc. (A)(C)	12,586	10,448
TrustCo Bank Corp. NY	2,222	80,659
Velocity Financial, Inc. (A)	1,489	27,010
Visa, Inc., Class A	111,467	38,052,604
Voya Financial, Inc.	15,117	1,130,752
Walker & Dunlop, Inc.	3,985	333,226
Washington H. Soul Pattinson & Company, Ltd. (C)	27,350	696,351
Waterstone Financial, Inc.	2,249	35,084
WEX, Inc. (A)	5,372	846,251
Wise PLC, Class A (A)	76,213	1,062,432
		190,930,708
Insurance – 3.2%
Abacus Global Management, Inc. (A)	4,745	27,189
Admiral Group PLC	29,782	1,344,157
Aegon, Ltd.	151,235	1,219,257
Aflac, Inc.	31,745	3,545,917
Ageas SA/NV	17,067	1,183,705
AIA Group, Ltd.	1,215,929	11,653,418
Allianz SE	44,172	18,584,348
Ambac Financial Group, Inc. (A)	4,763	39,723
American Coastal Insurance Corp.	2,956	33,669
American Financial Group, Inc.	10,852	1,581,353
American Integrity Insurance Group, Inc. (A)	756	16,866
American International Group, Inc.	36,430	2,861,212
AMERISAFE, Inc.	2,317	101,577
Aon PLC, Class A	14,155	5,047,390
Arch Capital Group, Ltd.	24,104	2,186,956
Arthur J. Gallagher & Company	16,858	5,221,597
Aspen Insurance Holdings, Ltd., Class A (A)	1,854	68,060
ASR Nederland NV	17,940	1,220,805
Assurant, Inc.	3,446	746,404
Ategrity Specialty Holdings LLC (A)	774	15,302
Aviva PLC	349,674	3,234,760
AXA SA	202,739	9,722,357
Baloise Holding AG	4,715	1,166,943
Bowhead Specialty Holdings, Inc. (A)	1,970	53,269
Brighthouse Financial, Inc. (A)	8,961	475,650
Brown & Brown, Inc.	19,052	1,786,887
Chubb, Ltd.	24,375	6,879,844
Cincinnati Financial Corp.	9,908	1,566,455
Citizens, Inc. (A)(C)	5,945	31,211
CNO Financial Group, Inc.	26,269	1,038,939
Crawford & Company, Class A	2,311	24,728
Dai-ichi Life Holdings, Inc.	402,150	3,163,378
Donegal Group, Inc., Class A	2,093	40,583
Employers Holdings, Inc.	2,896	123,022
Erie Indemnity Company, Class A	1,695	539,281
Everest Group, Ltd.	2,892	1,012,865
F&G Annuities & Life, Inc.	2,606	81,490
Fidelis Insurance Holdings, Ltd.	7,211	130,880
Fidelity National Financial, Inc.	40,046	2,422,383
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
First American Financial Corp.	15,961	$1,025,335
Generali	97,500	3,831,753
Genworth Financial, Inc. (A)	48,001	427,209
Gjensidige Forsikring ASA	22,879	672,337
Globe Life, Inc.	5,611	802,205
Goosehead Insurance, Inc., Class A	2,893	215,297
Greenlight Capital Re, Ltd., Class A (A)	3,501	44,463
Hamilton Insurance Group, Ltd., Class B (A)	5,441	134,937
Hannover Rueck SE	6,897	2,081,230
HCI Group, Inc.	1,218	233,771
Helvetia Holding AG	4,246	1,043,413
Heritage Insurance Holdings, Inc. (A)	2,712	68,288
Hippo Holdings, Inc. (A)	2,195	79,371
Horace Mann Educators Corp.	4,907	221,649
Insurance Australia Group, Ltd.	270,555	1,466,065
Investors Title Company	158	42,317
James River Group Holdings, Ltd.	4,718	26,185
Japan Post Holdings Company, Ltd.	204,032	2,025,078
Japan Post Insurance Company, Ltd.	21,265	602,672
Kemper Corp.	9,837	507,097
Kingstone Companies, Inc.	1,299	19,095
Kingsway Financial Services, Inc. (A)	2,967	43,378
Kinsale Capital Group, Inc.	3,470	1,475,652
Legal & General Group PLC	656,003	2,107,025
Lemonade, Inc. (A)	6,726	360,043
Loews Corp.	10,688	1,072,968
Marsh & McLennan Companies, Inc.	32,346	6,518,689
MBIA, Inc. (A)	5,757	42,890
Medibank Private, Ltd.	315,031	1,003,625
Mercury General Corp.	3,237	274,433
MetLife, Inc.	36,643	3,018,284
MS&AD Insurance Group Holdings, Inc. (C)	147,182	3,333,073
Muenchener Rueckversicherungs-Gesellschaft AG	14,944	9,541,358
NN Group NV	30,768	2,169,684
Old Republic International Corp.	35,840	1,522,125
Oscar Health, Inc., Class A (A)	23,222	439,592
Palomar Holdings, Inc. (A)	3,189	372,316
Phoenix Group Holdings PLC	80,357	697,261
Poste Italiane SpA (B)	52,289	1,242,964
Primerica, Inc.	5,078	1,409,602
Principal Financial Group, Inc.	12,652	1,048,977
ProAssurance Corp. (A)	6,183	148,330
Prudential Financial, Inc.	22,990	2,384,983
Prudential PLC	295,329	4,134,518
QBE Insurance Group, Ltd.	172,726	2,350,500
Reinsurance Group of America, Inc.	10,363	1,991,043
RenaissanceRe Holdings, Ltd.	7,379	1,873,749
RLI Corp.	14,397	938,972
Root, Inc., Class A (A)	1,387	124,150
Ryan Specialty Holdings, Inc.	17,666	995,656
Safety Insurance Group, Inc.	1,759	124,344
Sampo OYJ, A Shares	276,955	3,184,137
Selective Insurance Group, Inc.	16,620	1,347,383
SelectQuote, Inc. (A)	16,758	32,846
SiriusPoint, Ltd. (A)	12,490	225,944
Skyward Specialty Insurance Group, Inc. (A)	4,319	205,412
Slide Insurance Holdings, Inc. (A)	3,186	50,291
Sompo Holdings, Inc.	101,520	3,138,545
Sony Financial Group, Inc. (A)	703,454	780,109
Stewart Information Services Corp.	3,343	245,109
Suncorp Group, Ltd.	123,863	1,660,717

216

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Swiss Life Holding AG	3,264	$3,523,851
Swiss Re AG	34,174	6,347,031
T&D Holdings, Inc.	56,003	1,368,922
Talanx AG	7,385	984,623
The Allstate Corp.	17,330	3,719,885
The Baldwin Insurance Group, Inc. (A)	8,538	240,857
The Hanover Insurance Group, Inc.	5,608	1,018,581
The Hartford Insurance Group, Inc.	18,467	2,463,313
The Phoenix Holdings, Ltd.	25,846	967,780
The Progressive Corp.	38,528	9,514,490
The Travelers Companies, Inc.	14,780	4,126,872
Tiptree, Inc.	2,989	57,299
Tokio Marine Holdings, Inc.	210,162	8,894,715
Trupanion, Inc. (A)	4,492	194,414
Tryg A/S	38,464	976,570
Unipol Assicurazioni SpA	41,036	882,175
United Fire Group, Inc.	2,592	78,849
Universal Insurance Holdings, Inc.	3,064	80,583
Unum Group	24,566	1,910,743
W.R. Berkley Corp.	18,858	1,444,900
Willis Towers Watson PLC	6,405	2,212,607
Zurich Insurance Group AG	16,741	11,966,181
		232,369,515
Mortgage real estate investment trusts – 0.1%
ACRES Commercial Realty Corp. (A)	870	18,409
Adamas Trust, Inc.	10,222	71,247
AG Mortgage Investment Trust, Inc.	3,525	25,521
Annaly Capital Management, Inc.	100,667	2,034,480
Apollo Commercial Real Estate Finance, Inc.	17,060	172,818
Arbor Realty Trust, Inc.	22,986	280,659
Ares Commercial Real Estate Corp.	6,435	29,022
ARMOUR Residential REIT, Inc.	12,867	192,233
Blackstone Mortgage Trust, Inc., Class A	19,489	358,792
BrightSpire Capital, Inc.	16,036	87,075
Chicago Atlantic Real Estate Finance, Inc.	2,112	27,012
Chimera Investment Corp.	9,528	125,960
Claros Mortgage Trust, Inc. (A)	11,563	38,389
Dynex Capital, Inc.	14,849	182,494
Ellington Financial, Inc.	10,908	141,586
Franklin BSP Realty Trust, Inc.	9,858	107,058
Invesco Mortgage Capital, Inc.	7,648	57,819
KKR Real Estate Finance Trust, Inc.	6,831	61,479
Ladder Capital Corp.	13,986	152,587
MFA Financial, Inc.	12,041	110,657
Orchid Island Capital, Inc.	14,413	101,035
PennyMac Mortgage Investment Trust	10,298	126,253
Ready Capital Corp.	20,473	79,231
Redwood Trust, Inc.	16,172	93,636
Rithm Property Trust, Inc.	6,512	16,410
Seven Hills Realty Trust	2,307	23,785
Starwood Property Trust, Inc.	54,108	1,048,072
TPG RE Finance Trust, Inc.	8,167	69,910
Two Harbors Investment Corp.	12,460	122,980
		5,956,609
		1,203,333,826
Health care – 9.5%
Biotechnology – 1.6%
4D Molecular Therapeutics, Inc. (A)	4,956	43,068
89bio, Inc. (A)	15,236	223,969
AbbVie, Inc.	115,870	26,828,540
Abeona Therapeutics, Inc. (A)	5,352	28,259
Absci Corp. (A)(C)	16,878	51,309
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
ACADIA Pharmaceuticals, Inc. (A)	15,013	$320,377
ADC Therapeutics SA (A)	8,584	34,336
ADMA Biologics, Inc. (A)	27,945	409,674
Aduro Biotech, Inc. (A)(D)	2,435	3,412
Agios Pharmaceuticals, Inc. (A)	6,832	274,236
Akebia Therapeutics, Inc. (A)	30,472	83,189
Akero Therapeutics, Inc. (A)	8,457	401,538
Albireo Pharma, Inc. (A)(D)	2,883	6,198
Aldeyra Therapeutics, Inc. (A)	6,664	34,786
Alector, Inc. (A)	9,708	28,736
Alkermes PLC (A)	19,546	586,380
Allogene Therapeutics, Inc. (A)	18,701	23,189
Altimmune, Inc. (A)(C)	9,366	35,310
Amgen, Inc.	35,296	9,960,531
Amicus Therapeutics, Inc. (A)	33,834	266,612
AnaptysBio, Inc. (A)	2,394	73,304
Anavex Life Sciences Corp. (A)(C)	10,226	91,011
Anika Therapeutics, Inc. (A)	2,232	20,981
Annexon, Inc. (A)	12,091	36,878
Apogee Therapeutics, Inc. (A)	3,881	154,192
Arbutus Biopharma Corp. (A)	18,920	85,897
Arcellx, Inc. (A)	4,065	333,737
Arcturus Therapeutics Holdings, Inc. (A)	3,123	57,557
Arcus Biosciences, Inc. (A)	8,588	116,797
Arcutis Biotherapeutics, Inc. (A)	12,939	243,900
Ardelyx, Inc. (A)	28,530	157,200
Argenx SE (A)	6,842	5,055,211
Argenx SE, Additional Offering (A)	158	116,738
ArriVent Biopharma, Inc. (A)(C)	2,973	54,852
Arrowhead Pharmaceuticals, Inc. (A)	14,597	503,451
ARS Pharmaceuticals, Inc. (A)	6,716	67,496
Astria Therapeutics, Inc. (A)	4,093	29,797
Aura Biosciences, Inc. (A)	5,255	32,476
Aurinia Pharmaceuticals, Inc. (A)	14,223	157,164
Avidity Biosciences, Inc. (A)	12,169	530,203
Beam Therapeutics, Inc. (A)(C)	11,597	281,459
Bicara Therapeutics, Inc. (A)(C)	4,258	67,234
BioCryst Pharmaceuticals, Inc. (A)	25,290	191,951
Biogen, Inc. (A)	9,197	1,288,316
Biohaven, Ltd. (A)	11,041	165,725
BioMarin Pharmaceutical, Inc. (A)	30,105	1,630,487
Blueprint Medicines Corp. (A)(D)	9,435	4,340
Bridgebio Pharma, Inc. (A)	18,639	968,110
Bright Minds Biosciences, Inc. (A)	582	35,304
Candel Therapeutics, Inc. (A)(C)	4,896	24,970
Capricor Therapeutics, Inc. (A)(C)	4,499	32,438
CareDx, Inc. (A)	6,641	96,560
Cartesian Therapeutics, Inc., CVR (A)(D)	19,937	51,437
Catalyst Pharmaceuticals, Inc. (A)	13,950	274,815
Celcuity, Inc. (A)	3,488	172,307
Celldex Therapeutics, Inc. (A)	7,979	206,417
CG Oncology, Inc. (A)	6,778	273,018
Chinook Therapeutics, Inc. (A)(D)	9,357	13,110
Cidara Therapeutics, Inc. (A)	1,846	176,773
Cogent Biosciences, Inc. (A)	15,486	222,379
Coherus Oncology, Inc. (A)(C)	12,433	20,390
Compass Therapeutics, Inc. (A)	11,442	40,047
Corvus Pharmaceuticals, Inc. (A)	6,541	48,207
CRISPR Therapeutics AG (A)(C)	9,823	636,629
CSL, Ltd.	55,387	7,285,948
Cullinan Therapeutics, Inc. (A)	6,460	38,308
Cytokinetics, Inc. (A)	32,663	1,795,158
Day One Biopharmaceuticals, Inc. (A)	9,026	63,633
Denali Therapeutics, Inc. (A)	16,215	235,442
Design Therapeutics, Inc. (A)	2,524	19,006

217

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
DiaMedica Therapeutics, Inc. (A)	3,420	$23,495
Dianthus Therapeutics, Inc. (A)	1,954	76,890
Disc Medicine, Inc. (A)	2,721	179,804
Dynavax Technologies Corp. (A)	12,751	126,617
Dyne Therapeutics, Inc. (A)	13,007	164,539
Editas Medicine, Inc. (A)	10,613	36,827
Eledon Pharmaceuticals, Inc. (A)	7,232	18,731
Emergent BioSolutions, Inc. (A)	6,524	57,542
Enanta Pharmaceuticals, Inc. (A)	2,531	30,296
Entrada Therapeutics, Inc. (A)	3,775	21,895
Erasca, Inc. (A)	21,590	47,066
Exelixis, Inc. (A)	42,207	1,743,149
Fennec Pharmaceuticals, Inc. (A)	3,158	29,559
Genmab A/S (A)	6,971	2,150,890
Geron Corp. (A)	64,254	88,028
Gilead Sciences, Inc.	81,352	9,030,072
Gossamer Bio, Inc. (A)	23,189	60,987
GRAIL, Inc. (A)	3,689	218,131
Grifols SA	34,121	496,772
Halozyme Therapeutics, Inc. (A)	18,338	1,344,909
Heron Therapeutics, Inc. (A)	18,869	23,775
Humacyte, Inc. (A)(C)	15,078	26,236
Icosavax, Inc. (A)(D)	4,180	1,296
Ideaya Biosciences, Inc. (A)	9,491	258,250
ImmunityBio, Inc. (A)(C)	28,059	69,025
Immunome, Inc. (A)	9,037	105,823
Immunovant, Inc. (A)	8,496	136,956
Incyte Corp. (A)	10,922	926,295
Inhibrx Biosciences, Inc. (A)	1,117	37,621
Inhibrx, Inc. (A)(D)	5,368	3,382
Intellia Therapeutics, Inc. (A)	11,768	203,233
Iovance Biotherapeutics, Inc. (A)(C)	31,254	67,821
Ironwood Pharmaceuticals, Inc. (A)	20,224	26,493
iTeos Therapeutics, Inc. (A)(D)	4,366	450
Jade Biosciences, Inc. (C)	3,908	33,726
Janux Therapeutics, Inc. (A)	4,791	117,092
KalVista Pharmaceuticals, Inc. (A)	4,667	56,844
Keros Therapeutics, Inc. (A)	4,155	65,732
Kodiak Sciences, Inc. (A)	4,040	66,135
Korro Bio, Inc. (A)	772	36,971
Krystal Biotech, Inc. (A)	2,988	527,472
Kura Oncology, Inc. (A)	9,865	87,305
Kymera Therapeutics, Inc. (A)	5,999	339,543
Larimar Therapeutics, Inc. (A)	5,119	16,534
Lexeo Therapeutics, Inc. (A)	2,949	19,581
Madrigal Pharmaceuticals, Inc. (A)	2,219	1,017,767
MannKind Corp. (A)	36,874	198,013
MeiraGTx Holdings PLC (A)	5,256	43,257
Merrimack Pharmaceuticals, Inc. (A)(D)	1,515	45
Metsera, Inc. (A)(C)	6,376	333,656
MiMedx Group, Inc. (A)	14,720	102,746
Mineralys Therapeutics, Inc. (A)	4,758	180,423
Mirum Pharmaceuticals, Inc. (A)	4,781	350,495
Moderna, Inc. (A)	23,136	597,603
Monopar Therapeutics, Inc. (A)	486	39,692
Monte Rosa Therapeutics, Inc. (A)	5,901	43,726
Myriad Genetics, Inc. (A)	11,175	80,795
Neurocrine Biosciences, Inc. (A)	15,550	2,182,909
Neurogene, Inc. (A)	1,229	21,299
Novavax, Inc. (A)(C)	18,088	156,823
Nurix Therapeutics, Inc. (A)	9,266	85,618
Nuvalent, Inc., Class A (A)	5,198	449,523
Olema Pharmaceuticals, Inc. (A)	7,352	71,976
Organogenesis Holdings, Inc. (A)	8,490	35,828
ORIC Pharmaceuticals, Inc. (A)	6,927	83,124
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Oruka Therapeutics, Inc. (A)	3,409	$65,555
Palvella Therapeutics, Inc. (A)	846	53,036
PDL BioPharma, Inc. (A)(D)	23,030	3,685
Perspective Therapeutics, Inc. (A)	7,480	25,656
Praxis Precision Medicines, Inc. (A)	2,177	115,381
Precigen, Inc. (A)(C)	18,366	60,424
Prime Medicine, Inc. (A)(C)	9,352	51,810
Protagonist Therapeutics, Inc. (A)	7,040	467,667
Protalix BioTherapeutics, Inc. (A)	9,612	21,339
Prothena Corp. PLC (A)	4,905	47,873
PTC Therapeutics, Inc. (A)	9,204	564,849
Puma Biotechnology, Inc. (A)	5,307	28,180
Recursion Pharmaceuticals, Inc., Class A (A)(C)	43,348	211,538
Regeneron Pharmaceuticals, Inc.	6,684	3,758,213
REGENXBIO, Inc. (A)	5,774	55,719
Regulus Therapeutics, Inc. (A)(D)	9,005	10,446
Relay Therapeutics, Inc. (A)	16,473	85,989
Replimune Group, Inc. (A)	8,131	34,069
Rezolute, Inc. (A)	9,469	89,009
Rhythm Pharmaceuticals, Inc. (A)	6,229	629,067
Rigel Pharmaceuticals, Inc. (A)	2,129	60,315
Rocket Pharmaceuticals, Inc. (A)	10,876	35,456
Roivant Sciences, Ltd. (A)	67,452	1,020,549
Sage Therapeutics, Inc. (A)(D)	8,588	1,546
Sana Biotechnology, Inc. (A)(C)	16,452	58,405
Savara, Inc. (A)	13,217	47,185
Scholar Rock Holding Corp. (A)	9,834	366,218
SELLAS Life Sciences Group, Inc. (A)(C)	11,750	18,918
Sionna Therapeutics, Inc. (A)	1,508	44,350
Soleno Therapeutics, Inc. (A)	5,038	340,569
Solid Biosciences, Inc. (A)	8,103	49,996
Spyre Therapeutics, Inc. (A)	6,107	102,353
Stoke Therapeutics, Inc. (A)	5,417	127,300
Swedish Orphan Biovitrum AB (A)	22,398	684,667
Syndax Pharmaceuticals, Inc. (A)	10,366	159,481
Tango Therapeutics, Inc. (A)(C)	7,984	67,066
Taysha Gene Therapies, Inc. (A)	25,276	82,653
Tectonic Therapeutic, Inc. (A)	1,418	22,248
TG Therapeutics, Inc. (A)	17,240	622,795
Tonix Pharmaceuticals Holding Corp. (A)(C)	922	22,276
Tourmaline Bio, Inc. (A)	2,089	99,917
Travere Therapeutics, Inc. (A)	10,667	254,941
Twist Bioscience Corp. (A)	7,183	202,130
Tyra Biosciences, Inc. (A)	3,045	42,600
United Therapeutics Corp. (A)	7,091	2,972,618
Upstream Bio, Inc. (A)(C)	4,262	80,168
UroGen Pharma, Ltd. (A)	4,482	89,416
Vanda Pharmaceuticals, Inc. (A)	6,728	33,573
Vaxcyte, Inc. (A)	13,636	491,169
Vera Therapeutics, Inc. (A)	6,257	181,828
Veracyte, Inc. (A)	9,465	324,933
Verastem, Inc. (A)	5,533	48,856
Vericel Corp. (A)	6,125	192,754
Vertex Pharmaceuticals, Inc. (A)	16,823	6,588,560
Verve Therapeutics, Inc. (A)(D)	10,103	6,365
Vir Biotechnology, Inc. (A)	11,216	64,043
Viridian Therapeutics, Inc. (A)	8,485	183,106
Voyager Therapeutics, Inc. (A)	5,768	26,937
Xencor, Inc. (A)	8,780	102,989
Xenon Pharmaceuticals, Inc. (A)	9,223	370,303
XOMA Royalty Corp. (A)	1,193	45,978
Zenas Biopharma, Inc. (A)(C)	2,022	44,888

218

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Zymeworks, Inc. (A)	6,136	$104,803
		112,064,243
Health care equipment and supplies – 1.8%
Abbott Laboratories	114,150	15,289,251
Accuray, Inc. (A)	12,686	21,186
Alcon, Inc.	57,159	4,299,204
Align Technology, Inc. (A)	4,632	580,019
Alphatec Holdings, Inc. (A)	14,050	204,287
AngioDynamics, Inc. (A)	4,816	53,795
Artivion, Inc. (A)	4,627	195,907
AtriCure, Inc. (A)	5,879	207,235
Avanos Medical, Inc. (A)	5,567	64,355
Axogen, Inc. (A)	5,350	95,444
Baxter International, Inc.	34,884	794,309
Becton, Dickinson and Company	18,782	3,515,427
Beta Bionics, Inc. (A)(C)	4,580	91,005
BioMerieux	4,739	636,061
Bioventus, Inc., Class A (A)	5,823	38,956
Boston Scientific Corp. (A)	97,301	9,499,497
Butterfly Network, Inc. (A)	23,426	45,212
Ceribell, Inc. (A)	3,179	36,527
Cerus Corp. (A)	25,352	40,310
ClearPoint Neuro, Inc. (A)	3,185	69,401
Cochlear, Ltd.	7,480	1,378,458
Coloplast A/S, B Shares	14,426	1,243,379
CONMED Corp.	3,761	176,880
Delcath Systems, Inc. (A)	3,744	40,248
Demant A/S (A)	9,782	340,531
Dentsply Sirona, Inc.	31,276	396,892
DexCom, Inc. (A)	25,206	1,696,112
Edwards Lifesciences Corp. (A)	38,402	2,986,524
Electromed, Inc. (A)	913	22,414
Embecta Corp.	7,125	100,534
Enovis Corp. (A)	6,940	210,560
Envista Holdings Corp. (A)	26,055	530,740
EssilorLuxottica SA	34,435	11,217,331
Fisher & Paykel Healthcare Corp., Ltd.	67,061	1,440,305
GE HealthCare Technologies, Inc.	29,681	2,229,043
Glaukos Corp. (A)	6,751	550,544
Globus Medical, Inc., Class A (A)	17,658	1,011,274
Haemonetics Corp. (A)	13,166	641,711
Hologic, Inc. (A)	15,148	1,022,339
Hoya Corp.	39,249	5,426,969
ICU Medical, Inc. (A)	2,927	351,123
IDEXX Laboratories, Inc. (A)	5,247	3,352,256
Inogen, Inc. (A)	3,054	24,951
Insulet Corp. (A)	4,440	1,370,761
Integer Holdings Corp. (A)	4,127	426,443
Integra LifeSciences Holdings Corp. (A)	8,212	117,678
Intuitive Surgical, Inc. (A)	23,528	10,522,427
iRadimed Corp.	1,036	73,722
iRhythm Technologies, Inc. (A)	3,793	652,358
Kestra Medical Technologies, Ltd. (A)(C)	1,697	40,321
Koninklijke Philips NV	88,115	2,413,828
Lantheus Holdings, Inc. (A)	18,819	965,227
LeMaitre Vascular, Inc.	2,524	220,875
LivaNova PLC (A)	15,137	792,876
Masimo Corp. (A)	7,240	1,068,262
Medtronic PLC	84,008	8,000,922
Merit Medical Systems, Inc. (A)	7,013	583,692
Neogen Corp. (A)	26,815	153,114
NeuroPace, Inc. (A)	3,096	31,920
Novocure, Ltd. (A)	12,398	160,182
Olympus Corp.	130,298	1,647,360
Omnicell, Inc. (A)	5,648	171,982
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
OraSure Technologies, Inc. (A)	10,373	$33,297
Orthofix Medical, Inc. (A)	4,891	71,604
OrthoPediatrics Corp. (A)	2,161	40,043
Outset Medical, Inc. (A)(C)	2,220	31,346
Paragon 28, Inc. (A)(D)	6,945	625
Penumbra, Inc. (A)	6,114	1,548,798
PROCEPT BioRobotics Corp. (A)(C)	6,382	227,774
Pulse Biosciences, Inc. (A)(C)	2,143	37,931
QuidelOrtho Corp. (A)	8,228	242,315
ResMed, Inc.	9,559	2,616,585
RxSight, Inc. (A)	4,691	42,172
SANUWAVE Health, Inc. (A)	838	31,408
Semler Scientific, Inc. (A)(C)	1,386	41,580
SI-BONE, Inc. (A)	4,710	69,331
Siemens Healthineers AG (B)	38,708	2,096,665
Sight Sciences, Inc. (A)	5,554	19,106
Smith & Nephew PLC	95,188	1,726,456
Solventum Corp. (A)	9,409	686,857
Sonova Holding AG	5,797	1,590,153
STAAR Surgical Company (A)	6,066	162,993
Stereotaxis, Inc. (A)	7,886	24,525
STERIS PLC	6,234	1,542,541
Straumann Holding AG	12,768	1,368,800
Stryker Corp.	22,582	8,347,888
Surmodics, Inc. (A)	1,751	52,337
Sysmex Corp.	57,604	712,121
Tactile Systems Technology, Inc. (A)	2,996	41,465
Tandem Diabetes Care, Inc. (A)	8,187	99,390
Terumo Corp.	152,420	2,514,399
The Cooper Companies, Inc. (A)	13,594	932,005
TransMedics Group, Inc. (A)	4,011	450,034
Treace Medical Concepts, Inc. (A)	6,051	40,602
UFP Technologies, Inc. (A)	911	181,836
Utah Medical Products, Inc.	394	24,810
Varex Imaging Corp. (A)	5,043	62,533
Zimmer Biomet Holdings, Inc.	13,450	1,324,825
Zimvie, Inc. (A)	3,435	65,059
		130,684,665
Health care providers and services – 1.3%
AdaptHealth Corp. (A)	12,370	110,712
Addus HomeCare Corp. (A)	2,189	258,280
agilon health, Inc. (A)	38,389	39,541
Alignment Healthcare, Inc. (A)	17,480	305,026
AMN Healthcare Services, Inc. (A)	4,668	90,372
Ardent Health, Inc. (A)	2,909	38,544
Astrana Health, Inc. (A)	4,998	141,693
Aveanna Healthcare Holdings, Inc. (A)	5,731	50,834
BrightSpring Health Services, Inc. (A)	11,066	327,111
Brookdale Senior Living, Inc. (A)	27,803	235,491
Cardinal Health, Inc.	15,480	2,429,741
Castle Biosciences, Inc. (A)	3,486	79,376
Cencora, Inc.	12,767	3,990,071
Centene Corp. (A)	30,366	1,083,459
Chemed Corp.	2,285	1,023,086
Clover Health Investments Corp. (A)	49,119	150,304
Community Health Systems, Inc. (A)	16,126	51,764
Concentra Group Holdings Parent, Inc.	14,123	295,594
CorVel Corp. (A)	3,544	274,376
Cross Country Healthcare, Inc. (A)	3,941	55,962
CVS Health Corp.	83,194	6,271,996
DaVita, Inc. (A)	1,958	260,159
DocGo, Inc. (A)	11,774	16,013
Elevance Health, Inc.	14,779	4,775,390
Encompass Health Corp.	15,792	2,005,900
Enhabit, Inc. (A)	6,104	48,893

219

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Fresenius Medical Care AG	25,172	$1,330,027
Fresenius SE & Company KGaA	48,319	2,700,332
Fulgent Genetics, Inc. (A)	2,598	58,715
GeneDx Holdings Corp. (A)	2,267	244,247
Guardant Health, Inc. (A)	14,243	889,903
HCA Healthcare, Inc.	10,755	4,583,781
HealthEquity, Inc. (A)	23,735	2,249,366
Henry Schein, Inc. (A)	6,631	440,099
Hims & Hers Health, Inc. (A)(C)	55,176	3,129,583
Humana, Inc.	7,794	2,027,765
Labcorp Holdings, Inc.	5,289	1,518,260
LifeStance Health Group, Inc. (A)	16,428	90,354
McKesson Corp.	8,173	6,313,969
Molina Healthcare, Inc. (A)	3,684	704,970
Nano-X Imaging, Ltd. (A)(C)	8,145	30,137
National HealthCare Corp.	1,540	187,125
National Research Corp.	1,686	21,547
NeoGenomics, Inc. (A)	15,831	122,215
NMC Health PLC (A)(D)	19,536	0
Nutex Health, Inc. (A)	417	43,084
Omada Health, Inc. (A)(C)	1,086	24,011
OPKO Health, Inc. (A)	52,833	81,891
Option Care Health, Inc. (A)	45,288	1,257,195
Owens & Minor, Inc. (A)	9,418	45,206
PACS Group, Inc. (A)	5,605	76,957
Pediatrix Medical Group, Inc. (A)	10,330	173,028
Performant Healthcare, Inc. (A)	8,727	67,460
Premier, Inc., Class A	9,398	261,264
Privia Health Group, Inc. (A)	13,964	347,704
Progyny, Inc. (A)	8,906	191,657
Quest Diagnostics, Inc.	7,589	1,446,312
RadNet, Inc. (A)	8,091	616,615
Select Medical Holdings Corp.	13,555	174,046
Sigma Healthcare, Ltd.	528,174	1,037,230
Sonic Healthcare, Ltd.	53,708	760,714
Surgery Partners, Inc. (A)	9,360	202,550
Talkspace, Inc. (A)	19,243	53,111
Tenet Healthcare Corp. (A)	13,852	2,812,510
The Cigna Group	17,527	5,052,158
The Ensign Group, Inc.	15,614	2,697,631
The Joint Corp. (A)	1,821	17,372
The Oncology Institute, Inc. (A)	7,293	25,453
The Pennant Group, Inc. (A)	4,184	105,520
UnitedHealth Group, Inc.	59,419	20,517,381
Universal Health Services, Inc., Class B	3,888	794,863
US Physical Therapy, Inc.	1,836	155,968
Viemed Healthcare, Inc. (A)	4,879	33,128
		90,124,102
Health care technology – 0.1%
Claritev Corp. (A)	944	50,108
Definitive Healthcare Corp. (A)	4,614	18,733
Doximity, Inc., Class A (A)	21,385	1,564,313
Evolent Health, Inc., Class A (A)	14,306	121,029
Health Catalyst, Inc. (A)	9,307	26,525
HealthStream, Inc.	3,044	85,963
LifeMD, Inc. (A)	4,547	30,874
M3, Inc.	50,491	817,364
OptimizeRx Corp. (A)	2,140	43,870
Phreesia, Inc. (A)	6,872	161,629
Pro Medicus, Ltd.	6,572	1,338,031
Schrodinger, Inc. (A)	6,887	138,153
Simulations Plus, Inc. (A)	2,123	31,994
Teladoc Health, Inc. (A)	21,359	165,105
TruBridge, Inc. (A)	1,289	25,999
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Waystar Holding Corp. (A)	12,866	$487,879
		5,107,569
Life sciences tools and services – 0.7%
10X Genomics, Inc., Class A (A)	12,855	150,275
Adaptive Biotechnologies Corp. (A)	18,122	271,105
Agilent Technologies, Inc.	18,507	2,375,373
Avantor, Inc. (A)	106,886	1,333,937
Azenta, Inc. (A)	4,977	142,939
BioLife Solutions, Inc. (A)	4,622	117,907
Bio-Rad Laboratories, Inc., Class A (A)	2,862	802,476
Bio-Techne Corp.	10,657	592,849
Bruker Corp.	17,365	564,189
Charles River Laboratories International, Inc. (A)	3,339	522,420
Codexis, Inc. (A)	10,623	25,920
CryoPort, Inc. (A)	6,073	57,572
Cytek Biosciences, Inc. (A)	14,578	50,586
Danaher Corp.	41,781	8,283,501
Eurofins Scientific SE	13,544	987,715
Fortrea Holdings, Inc. (A)	11,108	93,529
Ginkgo Bioworks Holdings, Inc. (A)(C)	4,754	69,313
Illumina, Inc. (A)	24,098	2,288,587
IQVIA Holdings, Inc. (A)	11,172	2,122,010
Lifecore Biomedical, Inc. (A)	3,567	26,253
Lonza Group AG	8,033	5,371,172
Maravai LifeSciences Holdings, Inc., Class A (A)	15,345	44,040
MaxCyte, Inc. (A)	13,470	21,283
Medpace Holdings, Inc. (A)	3,480	1,789,277
Mesa Laboratories, Inc.	655	43,892
Mettler-Toledo International, Inc. (A)	1,326	1,627,811
Niagen Bioscience, Inc. (A)	6,347	59,218
OmniAb, Inc. (A)	13,796	22,074
OmniAb, Inc., $12.50 Earnout Shares (A)	967	958
OmniAb, Inc., $15.00 Earnout Shares (A)	967	887
Pacific Biosciences of California, Inc. (A)(C)	34,147	43,708
Personalis, Inc. (A)(C)	6,029	39,309
QIAGEN NV	24,772	1,104,918
Quanterix Corp. (A)	5,194	28,203
Quantum-Si, Inc. (A)	16,631	23,450
Repligen Corp. (A)	8,291	1,108,258
Revvity, Inc.	8,013	702,339
Sartorius Stedim Biotech	3,340	680,669
Sotera Health Company (A)	27,611	434,321
Standard BioTools, Inc. (A)	37,469	48,710
Thermo Fisher Scientific, Inc.	24,756	12,007,155
Waters Corp. (A)	4,045	1,212,731
West Pharmaceutical Services, Inc.	4,884	1,281,220
		48,574,059
Pharmaceuticals – 4.0%
Aclaris Therapeutics, Inc. (A)	11,823	22,464
Alumis, Inc. (A)(C)	5,997	23,928
Amneal Pharmaceuticals, Inc. (A)	18,374	183,924
Amphastar Pharmaceuticals, Inc. (A)	4,499	119,898
Amylyx Pharmaceuticals, Inc. (A)	8,477	115,202
ANI Pharmaceuticals, Inc. (A)	2,187	200,329
Aquestive Therapeutics, Inc. (A)	10,595	59,226
Arvinas, Inc. (A)	8,175	69,651
Astellas Pharma, Inc. (C)	207,000	2,256,296
AstraZeneca PLC	177,375	27,174,026
Atea Pharmaceuticals, Inc. (A)	10,752	31,181
Avadel Pharmaceuticals PLC (A)	10,855	165,756

220

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Axsome Therapeutics, Inc. (A)	4,796	$582,474
Bayer AG	112,376	3,741,129
Bristol-Myers Squibb Company	133,318	6,012,642
Chugai Pharmaceutical Company, Ltd.	76,824	3,405,952
CinCor Pharma, Inc. (A)(D)	3,771	11,539
Collegium Pharmaceutical, Inc. (A)	3,865	135,236
CorMedix, Inc. (A)(C)	8,714	101,344
Crinetics Pharmaceuticals, Inc. (A)	10,980	457,317
Daiichi Sankyo Company, Ltd.	195,018	4,387,943
Edgewise Therapeutics, Inc. (A)	8,036	130,344
Eisai Company, Ltd.	30,025	1,014,329
Elanco Animal Health, Inc. (A)	77,893	1,568,765
Eli Lilly & Company	52,159	39,797,317
Enliven Therapeutics, Inc. (A)	4,981	101,961
Esperion Therapeutics, Inc. (A)	24,394	64,644
Eton Pharmaceuticals, Inc. (A)	3,161	68,689
Evolus, Inc. (A)	6,670	40,954
EyePoint Pharmaceuticals, Inc. (A)	6,807	96,932
Fulcrum Therapeutics, Inc. (A)	5,088	46,810
Galderma Group AG (SIX Swiss Exchange)	14,967	2,646,169
GSK PLC	467,157	10,030,777
Haleon PLC	1,027,721	4,624,927
Harmony Biosciences Holdings, Inc. (A)	5,340	147,170
Harrow, Inc. (A)	3,821	184,096
Hikma Pharmaceuticals PLC	19,036	436,991
Indivior PLC (A)	14,653	353,284
Innoviva, Inc. (A)	7,544	137,678
Ipsen SA	4,315	579,402
Jazz Pharmaceuticals PLC (A)	9,510	1,253,418
Johnson & Johnson	157,966	29,290,056
Kyowa Kirin Company, Ltd.	27,056	422,952
LENZ Therapeutics, Inc. (A)	1,908	88,875
Ligand Pharmaceuticals, Inc. (A)	2,302	407,776
Liquidia Corp. (A)	7,780	176,917
Maze Therapeutics, Inc. (A)(C)	2,338	60,624
MBX Biosciences, Inc. (A)	2,090	36,575
MediWound, Ltd. (A)	1,087	19,588
Merck & Company, Inc.	163,815	13,748,993
Merck KGaA	14,784	1,918,146
Mind Medicine MindMed, Inc. (A)(C)	9,211	108,598
Novartis AG	217,468	27,961,672
Novo Nordisk A/S, Class B	368,394	20,512,776
Nuvation Bio, Inc. (A)	30,576	113,131
Ocular Therapeutix, Inc. (A)	17,040	199,198
Omeros Corp. (A)(C)	7,123	29,204
Orion OYJ, Class B	12,448	955,676
Otsuka Holdings Company, Ltd.	49,688	2,649,897
Pacira BioSciences, Inc. (A)	5,576	143,694
Perrigo Company PLC	21,571	480,386
Pfizer, Inc.	372,352	9,487,529
Phathom Pharmaceuticals, Inc. (A)(C)	5,158	60,710
Phibro Animal Health Corp., Class A	2,482	100,422
Poseida Therapeutics, Inc. (A)(D)	9,992	4,996
Prestige Consumer Healthcare, Inc. (A)	5,952	371,405
Rapport Therapeutics, Inc. (A)	2,193	65,132
Recordati Industria Chimica e Farmaceutica SpA	13,157	803,037
Roche Holding AG	80,363	26,759,550
Roche Holding AG, Bearer Shares	3,661	1,266,669
Sandoz Group AG	47,813	2,851,694
Sanofi SA	126,394	11,968,748
scPharmaceuticals, Inc. (A)	4,496	25,492
Septerna, Inc. (A)(C)	2,654	49,922
Shionogi & Company, Ltd.	86,497	1,524,064
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
SIGA Technologies, Inc.	4,978	$45,549
Supernus Pharmaceuticals, Inc. (A)	6,495	310,396
Takeda Pharmaceutical Company, Ltd. (C)	181,984	5,344,941
Tarsus Pharmaceuticals, Inc. (A)	4,695	279,024
Terns Pharmaceuticals, Inc. (A)	8,896	66,809
Teva Pharmaceutical Industries, Ltd., ADR (A)	131,196	2,650,159
Theravance Biopharma, Inc. (A)	4,799	70,065
Third Harmonic Bio, Inc. (A)(D)	4,081	122
Trevi Therapeutics, Inc. (A)	10,498	96,057
Tvardi Therapeutics, Inc. (A)(C)	563	21,940
UCB SA	14,462	4,036,849
Viatris, Inc.	79,784	789,862
WaVe Life Sciences, Ltd. (A)	13,741	100,584
Xeris Biopharma Holdings, Inc. (A)	18,170	147,904
Zevra Therapeutics, Inc. (A)	6,732	64,021
Zoetis, Inc.	29,009	4,244,597
		285,515,097
		672,069,735
Industrials – 12.9%
Aerospace and defense – 2.7%
AAR Corp. (A)	4,317	387,105
AeroVironment, Inc. (A)	8,787	2,766,938
AerSale Corp. (A)	3,936	32,236
Airbus SE	67,970	15,872,756
AIRO Group Holdings, Inc. (A)	804	15,437
Archer Aviation, Inc., Class A (A)(C)	65,855	630,891
Astronics Corp. (A)	3,686	168,118
ATI, Inc. (A)	21,610	1,757,757
Axon Enterprise, Inc. (A)	5,175	3,713,787
BAE Systems PLC	344,581	9,591,900
BWX Technologies, Inc.	14,330	2,642,022
Byrna Technologies, Inc. (A)	2,216	49,107
Cadre Holdings, Inc.	3,529	128,844
Curtiss-Wright Corp.	5,907	3,207,147
Dassault Aviation SA	2,242	755,269
Ducommun, Inc. (A)	1,661	159,672
Elbit Systems, Ltd.	3,180	1,617,805
Eve Holding, Inc. (A)(C)	6,831	26,026
General Dynamics Corp.	16,567	5,649,347
General Electric Company	69,590	20,934,064
Hensoldt AG	7,266	946,342
Hexcel Corp.	12,474	782,120
Howmet Aerospace, Inc.	26,468	5,193,816
Huntington Ingalls Industries, Inc.	2,667	767,856
Intuitive Machines, Inc. (A)	13,263	139,527
Kongsberg Gruppen ASA	50,308	1,607,709
Kratos Defense & Security Solutions, Inc. (A)	46,465	4,245,507
L3Harris Technologies, Inc.	12,246	3,740,051
Leonardo SpA	46,293	2,962,135
Lockheed Martin Corp.	13,483	6,730,848
Melrose Industries PLC	145,461	1,197,561
Mercury Systems, Inc. (A)	6,294	487,156
Moog, Inc., Class A	3,312	687,803
MTU Aero Engines AG	6,157	2,840,455
National Presto Industries, Inc.	639	71,664
Northrop Grumman Corp.	8,830	5,380,296
Park Aerospace Corp.	2,367	48,145
Redwire Corp. (A)(C)	5,873	52,798
Rheinmetall AG	5,250	12,280,652
Rolls-Royce Holdings PLC	966,443	15,534,839
RTX Corp.	87,815	14,694,084
Saab AB, B Shares	36,639	2,251,182

221

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Safran SA	41,189	$14,616,701
Satellogic, Inc., Class A (A)(C)	8,091	26,538
Singapore Technologies Engineering, Ltd.	178,591	1,192,546
Textron, Inc.	10,934	923,814
Thales SA	10,601	3,351,129
The Boeing Company (A)	49,605	10,706,247
TransDigm Group, Inc.	3,698	4,874,038
V2X, Inc. (A)	2,287	132,852
Voyager Technologies, Inc., Class A (A)	1,641	48,869
VSE Corp.	2,450	407,288
Woodward, Inc.	9,402	2,375,979
		191,404,775
Air freight and logistics – 0.3%
CH Robinson Worldwide, Inc.	8,071	1,068,600
DHL Group	109,812	4,907,208
DSV A/S	23,378	4,670,236
Expeditors International of Washington, Inc.	8,423	1,032,576
FedEx Corp.	14,249	3,360,057
Forward Air Corp. (A)	2,371	60,792
GXO Logistics, Inc. (A)	17,948	949,270
Hub Group, Inc., Class A	7,219	248,622
InPost SA (A)	28,601	352,125
Radiant Logistics, Inc. (A)	5,217	30,780
SG Holdings Company, Ltd.	32,965	340,508
United Parcel Service, Inc., Class B	48,285	4,033,246
		21,054,020
Building products – 0.8%
A.O. Smith Corp.	7,902	580,086
AAON, Inc.	10,610	991,398
Advanced Drainage Systems, Inc.	11,215	1,555,521
AGC, Inc.	22,385	730,027
Allegion PLC	5,849	1,037,320
American Woodmark Corp. (A)	1,768	118,032
Apogee Enterprises, Inc.	2,601	113,326
Assa Abloy AB, B Shares	114,649	3,990,686
AZZ, Inc.	3,569	389,485
Belimo Holding AG	1,126	1,184,221
Builders FirstSource, Inc. (A)	7,513	910,951
Carlisle Companies, Inc.	6,687	2,199,756
Carrier Global Corp.	52,375	3,126,788
Cie de Saint-Gobain SA	51,377	5,566,780
CSW Industrials, Inc.	1,962	476,276
Daikin Industries, Ltd.	30,175	3,478,033
Fortune Brands Innovations, Inc.	18,820	1,004,800
Geberit AG	3,880	2,930,181
Gibraltar Industries, Inc. (A)	3,630	227,964
Griffon Corp.	4,480	341,152
Insteel Industries, Inc.	2,272	87,108
Janus International Group, Inc. (A)	16,471	162,569
JELD-WEN Holding, Inc. (A)	10,642	52,252
Johnson Controls International PLC	42,857	4,712,127
Kingspan Group PLC	17,702	1,480,081
Lennox International, Inc.	2,171	1,149,241
Masco Corp.	12,810	901,696
Masterbrand, Inc. (A)	15,476	203,819
Nibe Industrier AB, B Shares	173,353	685,172
Owens Corning	13,112	1,854,824
Quanex Building Products Corp.	5,787	82,291
Resideo Technologies, Inc. (A)	16,422	709,102
ROCKWOOL A/S, B Shares	11,028	411,139
Simpson Manufacturing Company, Inc.	6,525	1,092,677
Tecnoglass, Inc.	2,939	196,648
Trane Technologies PLC	14,586	6,154,709
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Trex Company, Inc. (A)	16,813	$868,728
UFP Industries, Inc.	16,275	1,521,550
Zurn Elkay Water Solutions Corp.	17,887	841,226
		54,119,742
Commercial services and supplies – 0.6%
ABM Industries, Inc.	7,455	343,825
ACCO Brands Corp.	10,512	41,943
ACV Auctions, Inc., Class A (A)	20,527	203,423
Brambles, Ltd.	156,367	2,565,615
BrightView Holdings, Inc. (A)	8,206	109,960
Casella Waste Systems, Inc., Class A (A)	7,424	704,389
CECO Environmental Corp. (A)	3,537	181,094
Cimpress PLC (A)	1,847	116,435
Cintas Corp.	22,548	4,628,202
Clean Harbors, Inc. (A)	7,904	1,835,467
Copart, Inc. (A)	57,387	2,580,693
CoreCivic, Inc. (A)	13,027	265,099
Dai Nippon Printing Company, Ltd.	44,993	765,094
Deluxe Corp.	5,363	103,828
Driven Brands Holdings, Inc. (A)	7,381	118,908
Ennis, Inc.	3,130	57,216
Enviri Corp. (A)	9,275	117,700
Healthcare Services Group, Inc. (A)	8,858	149,080
HNI Corp.	5,176	242,496
Interface, Inc.	7,058	204,259
Liquidity Services, Inc. (A)	2,852	78,230
MillerKnoll, Inc.	8,272	146,745
Montrose Environmental Group, Inc. (A)	3,949	108,440
MSA Safety, Inc.	5,769	992,672
OPENLANE, Inc. (A)	12,826	369,132
Perma-Fix Environmental Services, Inc. (A)(C)	2,236	22,584
Pitney Bowes, Inc.	20,399	232,753
Quad/Graphics, Inc.	3,790	23,725
RB Global, Inc.	29,099	3,153,168
Rentokil Initial PLC	288,950	1,463,746
Republic Services, Inc.	13,319	3,056,444
Rollins, Inc.	19,108	1,122,404
Secom Company, Ltd.	48,035	1,762,279
Securitas AB, B Shares	56,258	847,981
Steelcase, Inc., Class A	10,186	175,199
Tetra Tech, Inc.	41,199	1,375,223
The Brink's Company	11,494	1,343,189
The GEO Group, Inc. (A)	16,041	328,680
TOPPAN Holdings, Inc.	26,968	690,975
UniFirst Corp.	1,833	306,459
Veralto Corp.	15,811	1,685,611
Vestis Corp.	14,342	64,969
Waste Management, Inc.	24,379	5,383,615
		40,068,949
Construction and engineering – 0.7%
ACS Actividades de Construccion y Servicios SA	20,509	1,643,963
AECOM	20,766	2,709,340
Ameresco, Inc., Class A (A)	3,938	132,238
API Group Corp. (A)	58,032	1,994,560
Arcosa, Inc.	5,887	551,671
Argan, Inc.	1,605	433,430
Bouygues SA	21,898	987,680
Bowman Consulting Group, Ltd. (A)	1,744	73,876
Centuri Holdings, Inc. (A)	8,423	178,315
Comfort Systems USA, Inc.	5,519	4,554,168
Construction Partners, Inc., Class A (A)	5,594	710,438
Dycom Industries, Inc. (A)	3,343	975,354
Eiffage SA	7,847	1,005,341

222

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
EMCOR Group, Inc.	2,943	$1,911,596
Ferrovial SE	58,751	3,374,674
Fluor Corp. (A)	44,847	1,886,713
Granite Construction, Inc.	5,256	576,320
Great Lakes Dredge & Dock Corp. (A)	8,229	98,666
IES Holdings, Inc. (A)	1,094	435,029
Kajima Corp.	48,376	1,409,910
Limbach Holdings, Inc. (A)	1,292	125,479
MasTec, Inc. (A)	9,612	2,045,530
Matrix Service Company (A)	3,438	44,969
MYR Group, Inc. (A)	1,868	388,600
NWPX Infrastructure, Inc. (A)	1,204	63,728
Obayashi Corp.	74,275	1,219,113
Orion Group Holdings, Inc. (A)	4,647	38,663
Primoris Services Corp.	6,431	883,169
Quanta Services, Inc.	9,779	4,052,613
Skanska AB, B Shares	38,925	1,010,333
Sterling Infrastructure, Inc. (A)	3,562	1,209,940
Taisei Corp.	17,808	1,223,717
Tutor Perini Corp. (A)	5,388	353,399
Valmont Industries, Inc.	3,095	1,200,024
Vinci SA	56,569	7,861,506
		47,364,065
Electrical equipment – 1.6%
ABB, Ltd.	179,279	12,973,224
Acuity, Inc.	4,758	1,638,608
Allient, Inc.	1,767	79,073
American Superconductor Corp. (A)	5,213	309,600
AMETEK, Inc.	15,100	2,838,800
Amprius Technologies, Inc. (A)	11,314	119,023
Array Technologies, Inc. (A)	18,470	150,531
Atkore, Inc.	3,934	246,819
Bloom Energy Corp., Class A (A)	25,666	2,170,574
Eaton Corp. PLC	25,566	9,568,076
Emerson Electric Company	36,886	4,838,705
EnerSys	10,396	1,174,332
Enovix Corp. (A)(C)	20,041	199,809
Eos Energy Enterprises, Inc. (A)(C)	30,482	347,190
Fluence Energy, Inc. (A)	9,377	101,272
Fuji Electric Company, Ltd.	15,370	1,030,308
Fujikura, Ltd.	28,766	2,813,801
GE Vernova, Inc.	17,862	10,983,344
Generac Holdings, Inc. (A)	4,016	672,278
Hubbell, Inc.	3,372	1,451,005
Hyliion Holdings Corp. (A)	17,117	33,720
KULR Technology Group, Inc. (A)	3,795	15,787
Legrand SA	29,997	4,984,336
LSI Industries, Inc.	3,390	80,038
Mitsubishi Electric Corp.	217,549	5,587,470
NANO Nuclear Energy, Inc. (A)	3,722	143,520
NEXTracker, Inc., Class A (A)	40,640	3,006,954
Nidec Corp.	95,489	1,697,304
NuScale Power Corp. (A)(C)	15,078	542,808
nVent Electric PLC	25,234	2,489,082
Plug Power, Inc. (A)(C)	130,598	304,293
Powell Industries, Inc.	1,153	351,446
Power Solutions International, Inc. (A)	797	78,281
Preformed Line Products Company	299	58,649
Prysmian SpA	32,204	3,204,991
Regal Rexnord Corp.	10,406	1,492,637
Rockwell Automation, Inc.	7,341	2,565,900
Schneider Electric SE	62,714	17,652,253
Sensata Technologies Holding PLC	22,834	697,579
Shoals Technologies Group, Inc., Class A (A)	20,455	151,572
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Siemens Energy AG (A)	77,715	$9,137,661
Sunrun, Inc. (A)	25,336	438,059
T1 Energy, Inc. (A)	13,820	30,128
Thermon Group Holdings, Inc. (A)	4,180	111,690
Vestas Wind Systems A/S	115,515	2,197,467
Vicor Corp. (A)	2,869	142,647
		110,902,644
Ground transportation – 0.7%
ArcBest Corp.	2,793	195,147
Avis Budget Group, Inc. (A)(C)	2,649	425,363
Central Japan Railway Company	88,363	2,533,335
Covenant Logistics Group, Inc.	2,071	44,858
CSX Corp.	122,281	4,342,198
East Japan Railway Company	110,298	2,697,759
FTAI Infrastructure, Inc.	14,289	62,300
Grab Holdings, Ltd., Class A (A)	271,417	1,633,930
Hankyu Hanshin Holdings, Inc.	27,495	810,802
Heartland Express, Inc.	4,756	39,855
Hertz Global Holdings, Inc. (A)(C)	14,432	98,138
JB Hunt Transport Services, Inc.	5,327	714,724
Knight-Swift Transportation Holdings, Inc.	25,446	1,005,371
Landstar System, Inc.	5,433	665,868
Marten Transport, Ltd.	7,312	77,946
MTR Corp., Ltd.	178,017	602,869
Norfolk Southern Corp.	14,704	4,417,229
Old Dominion Freight Line, Inc.	11,860	1,669,651
Proficient Auto Logistics, Inc. (A)	2,904	20,009
RXO, Inc. (A)	19,757	303,863
Ryder System, Inc.	6,395	1,206,353
Saia, Inc. (A)	4,176	1,250,127
Tokyo Metro Company, Ltd. (C)	33,230	380,858
Tokyu Corp.	57,183	697,370
Uber Technologies, Inc. (A)	136,865	13,408,664
Union Pacific Corp.	38,918	9,199,048
Universal Logistics Holdings, Inc.	900	21,096
Werner Enterprises, Inc.	6,231	164,000
West Japan Railway Company	48,492	1,063,329
XPO, Inc. (A)	18,463	2,386,712
		52,138,772
Industrial conglomerates – 0.8%
3M Company	34,923	5,419,351
Brookfield Business Corp., Class A	2,991	100,288
CK Hutchison Holdings, Ltd.	306,673	2,014,835
DCC PLC	11,230	722,897
Hikari Tsushin, Inc.	2,026	564,380
Hitachi, Ltd.	524,067	13,884,142
Honeywell International, Inc.	41,663	8,770,062
Investment AB Latour, B Shares	16,936	402,136
Jardine Matheson Holdings, Ltd.	18,563	1,171,458
Keppel, Ltd.	166,586	1,153,067
Lifco AB, B Shares	26,665	902,869
Sekisui Chemical Company, Ltd.	42,830	797,351
Siemens AG	86,933	23,469,997
Smiths Group PLC	37,832	1,199,469
Swire Pacific, Ltd., Class A	40,095	339,701
		60,912,003
Machinery – 2.3%
3D Systems Corp. (A)(C)	16,086	46,649
Aebi Schmidt Holding AG	4,936	61,552
AGCO Corp.	9,710	1,039,650
Alamo Group, Inc.	1,236	235,952
Albany International Corp., Class A	3,703	197,370
Alfa Laval AB	33,095	1,511,292

223

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Alstom SA (A)	39,638	$1,037,185
Astec Industries, Inc.	2,785	134,042
Atlas Copco AB, A Shares	307,249	5,210,323
Atlas Copco AB, B Shares	178,542	2,686,603
Atmus Filtration Technologies, Inc.	10,016	451,621
Blue Bird Corp. (A)	3,710	213,511
Caterpillar, Inc.	30,751	14,672,840
Chart Industries, Inc. (A)	12,310	2,463,847
CNH Industrial NV	139,238	1,510,732
Columbus McKinnon Corp.	3,664	52,542
Crane Company	7,669	1,412,170
Cummins, Inc.	9,032	3,814,846
Daifuku Company, Ltd.	36,931	1,181,939
Daimler Truck Holding AG	54,347	2,247,332
Deere & Company	16,535	7,560,794
Donaldson Company, Inc.	18,269	1,495,318
Douglas Dynamics, Inc.	2,733	85,434
Dover Corp.	8,674	1,447,083
Energy Recovery, Inc. (A)	6,556	101,094
Enerpac Tool Group Corp.	6,571	269,411
Enpro, Inc.	2,495	563,870
Epiroc AB, A Shares	75,384	1,595,885
Epiroc AB, B Shares	44,606	843,876
Esab Corp.	8,946	999,626
ESCO Technologies, Inc.	3,064	646,841
FANUC Corp.	106,752	3,067,727
Federal Signal Corp.	7,106	845,543
Flowserve Corp.	20,505	1,089,636
Fortive Corp.	23,105	1,131,914
Franklin Electric Company, Inc.	4,589	436,873
GEA Group AG	16,761	1,239,176
Gencor Industries, Inc. (A)	1,452	21,243
Graco, Inc.	25,978	2,207,091
Graham Corp. (A)	1,275	69,998
Helios Technologies, Inc.	4,041	210,657
Hillenbrand, Inc.	8,621	233,112
Hillman Solutions Corp. (A)	24,183	222,000
Hyster-Yale, Inc.	1,496	55,143
IDEX Corp.	5,135	835,773
IHI Corp.	117,663	2,191,388
Illinois Tool Works, Inc.	17,295	4,509,844
Indutrade AB	31,256	719,123
Ingersoll Rand, Inc.	23,688	1,957,103
ITT, Inc.	12,229	2,186,056
JBT Marel Corp.	6,207	871,773
Kadant, Inc.	1,419	422,266
Kawasaki Heavy Industries, Ltd.	17,287	1,140,934
Kennametal, Inc.	8,536	178,658
Knorr-Bremse AG	8,298	780,749
Komatsu, Ltd.	108,776	3,789,451
Kone OYJ, B Shares	38,879	2,651,903
Kubota Corp.	111,900	1,405,957
LB Foster Company, Class A (A)	1,300	35,035
Lincoln Electric Holdings, Inc.	8,652	2,040,401
Lindsay Corp.	1,311	184,274
Luxfer Holdings PLC	3,411	47,413
Makita Corp.	25,624	830,509
Mayville Engineering Company, Inc. (A)	1,879	25,855
Metso OYJ	75,860	1,045,676
Microvast Holdings, Inc. (A)(C)	24,149	92,974
Miller Industries, Inc.	1,348	54,486
MINEBEA MITSUMI, Inc.	41,525	780,287
Mitsubishi Heavy Industries, Ltd.	366,603	9,593,668
Mueller Industries, Inc.	17,356	1,754,865
Mueller Water Products, Inc., Class A	18,813	480,108
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Nordson Corp.	3,675	$834,041
Omega Flex, Inc.	538	16,778
Oshkosh Corp.	10,034	1,301,410
Otis Worldwide Corp.	25,593	2,339,968
PACCAR, Inc.	34,486	3,390,664
Palladyne AI Corp. (A)(C)	3,015	25,899
Parker-Hannifin Corp.	8,378	6,351,781
Park-Ohio Holdings Corp.	1,278	27,145
Pentair PLC	11,184	1,238,740
Proto Labs, Inc. (A)	2,891	144,637
Rational AG	585	447,044
RBC Bearings, Inc. (A)	4,928	1,923,349
REV Group, Inc.	5,747	325,682
Richtech Robotics, Inc., Class B (A)(C)	8,385	35,972
Sandvik AB	121,963	3,407,083
Schindler Holding AG	2,685	971,565
Schindler Holding AG, Participation Certificates	4,657	1,770,947
SKF AB, B Shares	39,021	970,498
SMC Corp.	6,575	2,032,280
Snap-on, Inc.	3,555	1,231,914
Spirax Group PLC	8,420	775,346
SPX Technologies, Inc. (A)	5,745	1,073,051
Standex International Corp.	1,434	303,865
Stanley Black & Decker, Inc.	10,517	781,729
Techtronic Industries Company, Ltd.	167,564	2,142,008
Tennant Company	2,267	183,763
Terex Corp.	17,714	908,728
The Gorman-Rupp Company	2,687	124,704
The Greenbrier Companies, Inc.	3,684	170,090
The Manitowoc Company, Inc. (A)	4,311	43,153
The Middleby Corp. (A)	7,311	971,851
The Timken Company	9,936	746,988
The Toro Company	15,472	1,178,966
Titan International, Inc. (A)	6,032	45,602
Toyota Industries Corp.	18,636	2,095,962
Trelleborg AB, B Shares	23,200	867,406
Trinity Industries, Inc.	9,876	276,923
VAT Group AG (B)	3,088	1,232,629
Volvo AB, B Shares	181,719	5,225,799
Wabash National Corp.	5,228	51,600
Wabtec Corp.	11,036	2,212,387
Wartsila OYJ ABP	57,533	1,725,684
Watts Water Technologies, Inc., Class A	7,527	2,102,141
Worthington Enterprises, Inc.	3,841	213,137
Xylem, Inc.	15,757	2,324,158
Yangzijiang Shipbuilding Holdings, Ltd.	295,478	773,048
		164,565,987
Marine transportation – 0.1%
A.P. Moller - Maersk A/S, Series A	335	657,131
A.P. Moller - Maersk A/S, Series B	452	888,530
Costamare, Inc.	5,369	63,945
Genco Shipping & Trading, Ltd.	3,872	68,922
Himalaya Shipping, Ltd. (A)(C)	3,689	30,360
Kawasaki Kisen Kaisha, Ltd. (C)	40,210	571,741
Kirby Corp. (A)	8,749	730,104
Kuehne + Nagel International AG	5,525	1,033,934
Matson, Inc.	3,917	386,177
Mitsui OSK Lines, Ltd. (C)	39,429	1,197,044
Nippon Yusen KK (C)	49,655	1,694,484
Pangaea Logistics Solutions, Ltd.	4,333	22,012
Safe Bulkers, Inc.	6,978	30,982

224

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Marine transportation (continued)
SITC International Holdings Company, Ltd.	154,421	$594,539
		7,969,905
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	18,079	899,973
Allegiant Travel Company (A)	1,749	106,287
American Airlines Group, Inc. (A)	103,451	1,162,789
ANA Holdings, Inc.	18,283	353,218
Delta Air Lines, Inc.	42,503	2,412,045
Deutsche Lufthansa AG	68,637	582,535
Frontier Group Holdings, Inc. (A)	10,525	46,468
International Consolidated Airlines Group SA	142,170	744,039
Japan Airlines Company, Ltd.	16,504	332,314
JetBlue Airways Corp. (A)	38,896	191,368
Joby Aviation, Inc. (A)	55,093	889,201
Qantas Airways, Ltd.	84,814	612,849
Ryanair Holdings PLC	97,090	2,837,206
Singapore Airlines, Ltd.	173,186	875,526
SkyWest, Inc. (A)	4,854	488,409
Southwest Airlines Company	34,431	1,098,693
Strata Critical Medical, Inc. (A)	7,728	39,104
Sun Country Airlines Holdings, Inc. (A)	6,158	72,726
United Airlines Holdings, Inc. (A)	21,152	2,041,168
		15,785,918
Professional services – 1.0%
Acuren Corp. (A)	20,919	278,432
Alight, Inc., Class A	52,712	171,841
Asure Software, Inc. (A)	3,288	26,962
Automatic Data Processing, Inc.	26,654	7,822,949
Barrett Business Services, Inc.	3,009	133,359
BlackSky Technology, Inc. (A)	3,909	78,766
Broadridge Financial Solutions, Inc.	7,533	1,794,135
Bureau Veritas SA	36,342	1,139,879
CACI International, Inc., Class A (A)	3,448	1,719,793
CBIZ, Inc. (A)	5,811	307,751
Computershare, Ltd.	59,544	1,430,595
Concentrix Corp.	7,016	323,788
Conduent, Inc. (A)	18,520	51,856
CRA International, Inc.	799	166,615
CSG Systems International, Inc.	3,333	214,579
Dayforce, Inc. (A)	10,868	748,697
Equifax, Inc.	8,021	2,057,627
ExlService Holdings, Inc. (A)	25,323	1,114,972
Experian PLC	105,107	5,279,225
Exponent, Inc.	14,088	978,834
First Advantage Corp. (A)	9,722	149,622
Franklin Covey Company (A)	1,590	30,862
FTI Consulting, Inc. (A)	4,977	804,532
Genpact, Ltd.	25,410	1,064,425
Heidrick & Struggles International, Inc.	2,476	123,231
Huron Consulting Group, Inc. (A)	2,051	301,025
IBEX Holdings, Ltd. (A)	1,255	50,853
ICF International, Inc.	2,220	206,016
Innodata, Inc. (A)	3,662	282,230
Insperity, Inc.	10,021	493,033
Intertek Group PLC	18,008	1,146,279
Jacobs Solutions, Inc.	8,168	1,224,056
KBR, Inc.	20,200	955,258
Kelly Services, Inc., Class A	3,826	50,197
Kforce, Inc.	2,220	66,556
Korn Ferry	6,185	432,826
Legalzoom.com, Inc. (A)	14,456	150,053
Leidos Holdings, Inc.	8,147	1,539,457
Maximus, Inc.	15,502	1,416,418
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Mistras Group, Inc. (A)	2,181	$21,461
Parsons Corp. (A)	8,372	694,206
Paychex, Inc.	20,956	2,656,383
Paycom Software, Inc.	3,313	689,568
Paylocity Holding Corp. (A)	7,005	1,115,686
Planet Labs PBC (A)	27,835	361,298
Randstad NV	12,413	529,281
RCM Technologies, Inc. (A)	621	16,488
Recruit Holdings Company, Ltd.	152,063	8,175,490
RELX PLC (Euronext Amsterdam Exchange)	209,926	10,030,013
Resolute Holdings Management, Inc. (A)	516	37,229
Resources Connection, Inc.	4,990	25,200
Science Applications International Corp.	7,349	730,270
SGS SA	18,938	1,968,034
Spire Global, Inc. (A)(C)	3,286	36,113
Teleperformance SE	6,164	460,410
TransUnion	30,542	2,558,809
TriNet Group, Inc.	3,625	242,476
TrueBlue, Inc. (A)	3,890	23,846
Upwork, Inc. (A)	14,488	269,042
Verisk Analytics, Inc.	9,065	2,279,938
Verra Mobility Corp. (A)	19,286	476,364
Willdan Group, Inc. (A)	1,682	162,633
WNS Holdings, Ltd. (A)	4,440	338,639
Wolters Kluwer NV	27,283	3,724,127
		73,950,588
Trading companies and distributors – 1.0%
AddTech AB, B Shares	29,733	967,221
AerCap Holdings NV	20,183	2,442,143
Alta Equipment Group, Inc.	2,753	19,932
Applied Industrial Technologies, Inc.	5,971	1,558,730
Ashtead Group PLC	48,811	3,273,330
Beijer Ref AB	44,030	688,265
BlueLinx Holdings, Inc. (A)	945	69,061
Boise Cascade Company	4,369	337,811
Brenntag SE	14,039	841,254
Bunzl PLC	37,481	1,184,669
Core & Main, Inc., Class A (A)	29,735	1,600,635
Custom Truck One Source, Inc. (A)	7,819	50,198
Distribution Solutions Group, Inc. (A)	1,344	40,428
DNOW, Inc. (A)	12,293	187,468
DXP Enterprises, Inc. (A)	1,574	187,416
Fastenal Company	75,281	3,691,780
GATX Corp.	9,841	1,720,207
Global Industrial, Inc.	1,913	70,150
Herc Holdings, Inc.	3,954	461,274
Hudson Technologies, Inc. (A)	4,775	47,416
IMCD NV	6,761	700,761
ITOCHU Corp.	135,967	7,736,300
Karat Packaging, Inc.	1,380	34,790
Marubeni Corp.	161,472	4,029,082
McGrath RentCorp	2,983	349,906
Mitsubishi Corp.	368,083	8,774,874
Mitsui & Company, Ltd.	282,519	7,015,285
MonotaRO Company, Ltd.	28,674	416,310
MRC Global, Inc. (A)	10,345	149,175
MSC Industrial Direct Company, Inc., Class A	7,158	659,538
NPK International, Inc. (A)	9,823	111,098
Rexel SA	25,654	844,612
Rush Enterprises, Inc., Class A	7,011	374,878
Rush Enterprises, Inc., Class B	1,191	68,387
SGH, Ltd.	23,278	768,404
Sumitomo Corp.	124,679	3,607,336

225

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Titan Machinery, Inc. (A)	2,583	$43,239
Toyota Tsusho Corp.	78,973	2,186,156
Transcat, Inc. (A)	1,122	82,130
United Rentals, Inc.	4,225	4,033,439
W.W. Grainger, Inc.	2,861	2,726,419
Watsco, Inc.	5,472	2,212,330
WESCO International, Inc.	7,630	1,613,745
Willis Lease Finance Corp.	323	44,280
Xometry, Inc., Class A (A)	5,267	286,893
		68,308,755
Transportation infrastructure – 0.1%
Aena SME SA (B)	85,789	2,345,412
Aeroports de Paris SA	3,962	524,884
Auckland International Airport, Ltd.	193,093	882,631
Getlink SE	34,602	638,042
Sky Harbour Group Corp. (A)(C)	2,751	27,152
Transurban Group	355,554	3,244,022
		7,662,143
		916,208,266
Information technology – 22.6%
Communications equipment – 0.7%
ADTRAN Holdings, Inc. (A)	9,102	85,377
Applied Optoelectronics, Inc. (A)	6,500	168,545
Arista Networks, Inc. (A)	67,599	9,849,850
Aviat Networks, Inc. (A)	1,399	32,079
BK Technologies Corp. (A)	336	28,385
Calix, Inc. (A)	7,096	435,482
Ciena Corp. (A)	22,164	3,228,630
Cisco Systems, Inc.	259,527	17,756,837
Clearfield, Inc. (A)	1,457	50,092
CommScope Holding Company, Inc. (A)	25,750	398,610
Digi International, Inc. (A)	4,440	161,882
Extreme Networks, Inc. (A)	15,905	328,438
F5, Inc. (A)	3,904	1,261,734
Harmonic, Inc. (A)	13,592	138,367
Inseego Corp. (A)	1,488	22,275
Lumentum Holdings, Inc. (A)	10,944	1,780,698
Motorola Solutions, Inc.	10,916	4,991,778
NETGEAR, Inc. (A)	3,351	108,539
NetScout Systems, Inc. (A)	8,433	217,824
Nokia OYJ	592,870	2,850,992
Ribbon Communications, Inc. (A)	11,781	44,768
Telefonaktiebolaget LM Ericsson, B Shares (C)	320,125	2,652,557
Viasat, Inc. (A)	14,043	411,460
Viavi Solutions, Inc. (A)	26,718	339,051
		47,344,250
Electronic equipment, instruments and components – 1.1%
908 Devices, Inc. (A)	3,459	30,301
Advanced Energy Industries, Inc.	4,439	755,251
Aeva Technologies, Inc. (A)	3,735	54,158
Amphenol Corp., Class A	80,196	9,924,255
Arlo Technologies, Inc. (A)	12,040	204,078
Arrow Electronics, Inc. (A)	8,075	977,075
Avnet, Inc.	13,148	687,377
Badger Meter, Inc.	3,523	629,137
Bel Fuse, Inc., Class A	220	25,597
Bel Fuse, Inc., Class B	1,239	174,724
Belden, Inc.	10,847	1,304,569
Benchmark Electronics, Inc.	4,299	165,726
CDW Corp.	8,952	1,425,875
Climb Global Solutions, Inc.	475	64,049
Cognex Corp.	26,324	1,192,477
Coherent Corp. (A)	24,371	2,625,244
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Corning, Inc.	50,958	$4,180,085
Crane NXT Company	7,742	519,256
CTS Corp.	3,593	143,504
Daktronics, Inc. (A)	4,534	94,851
ePlus, Inc.	3,189	226,451
Evolv Technologies Holdings, Inc. (A)	14,052	106,093
Fabrinet (A)	9,930	3,620,677
Flex, Ltd. (A)	58,845	3,411,245
Frequency Electronics, Inc. (A)	846	28,688
Halma PLC	43,428	2,021,604
Hexagon AB, B Shares	237,487	2,833,968
Insight Enterprises, Inc. (A)	3,437	389,790
IPG Photonics Corp. (A)	3,972	314,543
Itron, Inc. (A)	5,376	669,635
Jabil, Inc.	7,297	1,584,689
Keyence Corp.	22,256	8,291,709
Keysight Technologies, Inc. (A)	11,106	1,942,662
Kimball Electronics, Inc. (A)	2,977	88,893
Knowles Corp. (A)	9,811	228,694
Kyocera Corp.	146,860	1,972,872
Littelfuse, Inc.	3,885	1,006,254
Methode Electronics, Inc.	4,360	32,918
MicroVision, Inc. (A)(C)	29,715	36,847
Mirion Technologies, Inc. (A)	25,894	602,294
M-Tron Industries, Inc. (A)	317	17,587
Murata Manufacturing Company, Ltd.	190,859	3,623,277
Napco Security Technologies, Inc.	4,258	182,881
nLight, Inc. (A)	5,864	173,750
Novanta, Inc. (A)	10,005	1,002,001
OSI Systems, Inc. (A)	1,930	481,033
Ouster, Inc. (A)	6,150	166,358
PAR Technology Corp. (A)	4,871	192,794
PC Connection, Inc.	1,375	85,236
Plexus Corp. (A)	3,238	468,506
Powerfleet, Inc. (A)	15,168	79,480
Red Cat Holdings, Inc. (A)(C)	10,214	105,715
Rogers Corp. (A)	2,249	180,955
Sanmina Corp. (A)	6,192	712,761
ScanSource, Inc. (A)	2,289	100,693
Shimadzu Corp.	27,093	683,218
TD SYNNEX Corp.	12,025	1,969,094
TDK Corp.	222,351	3,219,821
TE Connectivity PLC	19,412	4,261,516
Teledyne Technologies, Inc. (A)	2,984	1,748,743
Trimble, Inc. (A)	16,219	1,324,281
TTM Technologies, Inc. (A)	11,957	688,723
Vishay Intertechnology, Inc.	14,655	224,222
Vishay Precision Group, Inc. (A)	1,541	49,389
Vontier Corp.	23,000	965,310
Vuzix Corp. (A)(C)	7,467	23,372
Yokogawa Electric Corp.	26,119	749,578
Zebra Technologies Corp., Class A (A)	3,457	1,027,282
		79,095,691
IT services – 0.8%
Accenture PLC, Class A	40,870	10,078,542
Akamai Technologies, Inc. (A)	9,939	752,979
Applied Digital Corp. (A)	25,613	587,562
ASGN, Inc. (A)	12,060	571,041
Backblaze, Inc., Class A (A)	6,610	61,341
BigBear.ai Holdings, Inc. (A)(C)	34,999	228,193
Capgemini SE	18,620	2,716,238
Cognizant Technology Solutions Corp., Class A	31,928	2,141,411
Commerce.com, Inc., Series 1 (A)	8,615	42,989

226

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
DigitalOcean Holdings, Inc. (A)	8,106	$276,901
EPAM Systems, Inc. (A)	3,851	580,692
Fastly, Inc., Class A (A)	16,763	143,324
Fujitsu, Ltd.	201,370	4,723,802
Gartner, Inc. (A)	4,796	1,260,725
GoDaddy, Inc., Class A (A)	8,917	1,220,113
Grid Dynamics Holdings, Inc. (A)	8,324	64,178
IBM Corp.	61,123	17,246,466
Information Services Group, Inc.	5,022	28,877
Kyndryl Holdings, Inc. (A)	36,240	1,088,287
NEC Corp.	148,249	4,745,315
Nomura Research Institute, Ltd.	43,216	1,659,150
Obic Company, Ltd.	37,026	1,290,482
Okta, Inc. (A)	26,209	2,403,365
Otsuka Corp.	26,079	544,378
SCSK Corp.	17,895	535,655
The Hackett Group, Inc.	3,262	62,011
TIS, Inc.	24,320	802,199
TSS, Inc. (A)(C)	2,147	38,882
Tucows, Inc., Class A (A)	887	16,458
Twilio, Inc., Class A (A)	24,056	2,407,765
Unisys Corp. (A)	8,589	33,497
VeriSign, Inc.	5,489	1,534,560
VTEX, Class A (A)	7,710	33,770
Wix.com, Ltd. (A)	6,368	1,131,148
		61,052,296
Semiconductors and semiconductor equipment – 8.8%
ACM Research, Inc., Class A (A)	6,106	238,928
Advanced Micro Devices, Inc. (A)	106,463	17,224,649
Advantest Corp.	87,636	8,670,943
Aehr Test Systems (A)(C)	3,455	104,030
Aeluma, Inc. (A)	1,109	17,855
Allegro MicroSystems, Inc. (A)	19,438	567,590
Alpha & Omega Semiconductor, Ltd. (A)	3,010	84,160
Ambarella, Inc. (A)	4,918	405,833
Ambiq Micro, Inc. (A)	530	15,858
Amkor Technology, Inc.	17,824	506,202
Analog Devices, Inc.	32,551	7,997,781
Applied Materials, Inc.	52,721	10,794,098
ASM International NV	5,360	3,232,883
ASML Holding NV	45,049	43,931,196
Atomera, Inc. (A)	3,574	15,797
Axcelis Technologies, Inc. (A)	3,880	378,843
BE Semiconductor Industries NV	8,354	1,250,849
Blaize Holdings, Inc. (A)(C)	8,958	30,905
Broadcom, Inc.	308,541	101,790,761
CEVA, Inc. (A)	2,864	75,638
Cirrus Logic, Inc. (A)	8,048	1,008,334
Cohu, Inc. (A)	5,598	113,807
Credo Technology Group Holding, Ltd. (A)	17,685	2,575,113
Diodes, Inc. (A)	5,547	295,156
Disco Corp.	10,543	3,305,656
Entegris, Inc.	23,769	2,197,682
First Solar, Inc. (A)	7,290	1,607,664
FormFactor, Inc. (A)	9,443	343,914
Ichor Holdings, Ltd. (A)	4,243	74,337
Impinj, Inc. (A)	3,079	556,529
Indie Semiconductor, Inc., Class A (A)(C)	23,711	96,504
Infineon Technologies AG	149,380	5,860,202
Intel Corp. (A)	287,065	9,631,031
KLA Corp.	8,671	9,352,541
Kopin Corp. (A)	18,452	44,838
Kulicke & Soffa Industries, Inc.	5,871	238,597
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Lam Research Corp.	83,076	$11,123,876
Lasertec Corp.	9,167	1,254,091
Lattice Semiconductor Corp. (A)	21,463	1,573,667
MACOM Technology Solutions Holdings, Inc. (A)	10,041	1,250,004
MaxLinear, Inc. (A)	9,914	159,417
Microchip Technology, Inc.	34,875	2,239,673
Micron Technology, Inc.	73,421	12,284,802
MKS, Inc.	10,529	1,303,174
Monolithic Power Systems, Inc.	3,129	2,880,683
Navitas Semiconductor Corp. (A)(C)	16,263	117,419
Nova, Ltd. (A)	3,352	1,065,924
NVE Corp.	622	40,598
NVIDIA Corp.	1,600,621	298,643,866
NXP Semiconductors NV	16,538	3,766,199
ON Semiconductor Corp. (A)	26,183	1,291,084
Onto Innovation, Inc. (A)	7,683	992,797
PDF Solutions, Inc. (A)	4,070	105,087
Penguin Solutions, Inc. (A)	6,059	159,231
Photronics, Inc. (A)	6,575	150,896
Power Integrations, Inc.	15,673	630,211
Qualcomm, Inc.	70,755	11,770,802
Rambus, Inc. (A)	29,751	3,100,054
Renesas Electronics Corp.	192,575	2,215,612
Rigetti Computing, Inc. (A)	38,206	1,138,157
SCREEN Holdings Company, Ltd.	9,296	842,331
Semtech Corp. (A)	10,356	739,936
Silicon Laboratories, Inc. (A)	8,959	1,174,794
SiTime Corp. (A)	2,550	768,341
SkyWater Technology, Inc. (A)	3,152	58,816
Skyworks Solutions, Inc.	10,205	785,581
STMicroelectronics NV	78,179	2,209,724
Synaptics, Inc. (A)	10,524	719,210
Teradyne, Inc.	9,936	1,367,591
Texas Instruments, Inc.	59,642	10,958,025
Tokyo Electron, Ltd.	51,251	9,085,109
Ultra Clean Holdings, Inc. (A)	5,484	149,439
Universal Display Corp.	6,931	995,500
Veeco Instruments, Inc. (A)	6,871	209,085
		623,957,510
Software – 7.3%
8x8, Inc. (A)	16,200	34,344
A10 Networks, Inc.	8,877	161,118
ACI Worldwide, Inc. (A)	12,436	656,248
Adeia, Inc.	13,249	222,583
Adobe, Inc. (A)	27,825	9,815,269
Agilysys, Inc. (A)	3,128	329,222
Alarm.com Holdings, Inc. (A)	5,729	304,095
Alkami Technology, Inc. (A)	8,283	205,750
Amplitude, Inc., Class A (A)	10,911	116,966
Appfolio, Inc., Class A (A)	3,586	988,517
Appian Corp., Class A (A)	4,807	146,950
AppLovin Corp., Class A (A)	17,759	12,760,552
Arteris, Inc. (A)	3,723	37,602
Asana, Inc., Class A (A)	10,083	134,709
Autodesk, Inc. (A)	14,021	4,454,051
AvePoint, Inc. (A)	16,250	243,913
BILL Holdings, Inc. (A)	14,376	761,497
Bit Digital, Inc. (A)	37,805	113,415
Bitdeer Technologies Group, Class A (A)	10,874	185,837
Blackbaud, Inc. (A)	10,494	674,869
Blackline, Inc. (A)	6,074	322,529
Blend Labs, Inc., Class A (A)	25,713	93,852
Box, Inc., Class A (A)	16,892	545,105
Braze, Inc., Class A (A)	9,597	272,939

227

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
c3.ai, Inc., Class A (A)	14,722	$255,279
Cadence Design Systems, Inc. (A)	17,873	6,278,070
Cerence, Inc. (A)	4,513	56,232
Check Point Software Technologies, Ltd. (A)	9,917	2,051,926
Cipher Mining, Inc. (A)	32,036	403,333
CleanSpark, Inc. (A)	33,503	485,794
Clear Secure, Inc., Class A	10,090	336,804
Clearwater Analytics Holdings, Inc., Class A (A)	29,761	536,293
CommVault Systems, Inc. (A)	12,305	2,322,938
Consensus Cloud Solutions, Inc. (A)	2,369	69,578
Core Scientific, Inc. (A)(C)	33,969	609,404
CoreCard Corp. (A)	751	20,217
Crowdstrike Holdings, Inc., Class A (A)	16,351	8,018,203
CyberArk Software, Ltd. (A)	5,465	2,640,415
Daily Journal Corp. (A)	151	70,236
Dassault Systemes SE	76,890	2,586,658
Datadog, Inc., Class A (A)	20,894	2,975,306
Digimarc Corp. (A)	2,171	21,211
Digital Turbine, Inc. (A)	12,420	79,488
DocuSign, Inc. (A)	31,680	2,283,811
Dolby Laboratories, Inc., Class A	9,593	694,245
Domo, Inc., Class B (A)	3,687	58,402
Dropbox, Inc., Class A (A)	29,018	876,634
D-Wave Quantum, Inc. (A)(C)	36,936	912,689
Dynatrace, Inc. (A)	47,272	2,290,328
eGain Corp. (A)	2,700	23,517
EverCommerce, Inc. (A)(C)	2,149	23,918
Fair Isaac Corp. (A)	1,576	2,358,531
Five9, Inc. (A)	9,251	223,874
Fortinet, Inc. (A)	43,186	3,631,079
Freshworks, Inc., Class A (A)	23,283	274,041
Gen Digital, Inc.	37,104	1,053,383
Guidewire Software, Inc. (A)	13,201	3,034,382
Hut 8 Corp. (A)	11,387	396,381
i3 Verticals, Inc., Class A (A)	2,818	91,472
Intapp, Inc. (A)	6,717	274,725
InterDigital, Inc.	3,086	1,065,380
Intuit, Inc.	18,298	12,495,887
Jamf Holding Corp. (A)	9,333	99,863
Life360, Inc. (A)(C)	1,946	206,860
LiveRamp Holdings, Inc. (A)	7,883	213,945
Manhattan Associates, Inc. (A)	9,481	1,943,415
MARA Holdings, Inc. (A)	44,377	810,324
Mercurity Fintech Holding, Inc. (A)(C)	3,918	96,304
MeridianLink, Inc. (A)	4,027	80,258
Microsoft Corp.	487,586	252,545,169
Mitek Systems, Inc. (A)	5,414	52,895
Monday.com, Ltd. (A)	4,646	899,884
N-able, Inc. (A)	9,328	72,758
NCR Voyix Corp. (A)	16,789	210,702
Nemetschek SE	6,606	862,094
NextNav, Inc. (A)	10,709	153,139
Nice, Ltd. (A)	7,235	1,048,091
Nutanix, Inc., Class A (A)	42,030	3,126,612
ON24, Inc. (A)	4,981	28,491
OneSpan, Inc.	4,357	69,233
Ooma, Inc. (A)	3,347	40,131
Oracle Corp.	108,709	30,573,319
Oracle Corp. Japan	4,403	449,560
Pagaya Technologies, Ltd., Class A (A)	5,465	162,256
PagerDuty, Inc. (A)	10,260	169,495
Palantir Technologies, Inc., Class A (A)	149,196	27,216,334
Palo Alto Networks, Inc. (A)	43,831	8,924,868
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Pegasystems, Inc.	14,484	$832,830
Porch Group, Inc. (A)	9,752	163,639
Progress Software Corp. (A)	5,170	227,118
PROS Holdings, Inc. (A)	5,386	123,393
PTC, Inc. (A)	7,611	1,545,185
Q2 Holdings, Inc. (A)	7,300	528,447
Qualys, Inc. (A)	10,056	1,330,710
Rapid7, Inc. (A)	7,831	146,831
Red Violet, Inc.	1,400	73,150
ReposiTrak, Inc. (C)	1,558	23,090
Rezolve AI PLC (A)(C)	17,518	87,240
Rimini Street, Inc. (A)	6,324	29,596
Riot Platforms, Inc. (A)	41,617	791,972
Roper Technologies, Inc.	7,034	3,507,785
Salesforce, Inc.	62,706	14,861,322
SAP SE	119,445	31,983,472
Sapiens International Corp. NV	3,821	164,303
SEMrush Holdings, Inc., Class A (A)	5,818	41,191
ServiceNow, Inc. (A)	13,646	12,558,141
SoundHound AI, Inc., Class A (A)(C)	43,623	701,458
Sprinklr, Inc., Class A (A)	13,598	104,977
Sprout Social, Inc., Class A (A)	6,405	82,753
SPS Commerce, Inc. (A)	4,619	481,023
Synopsys, Inc. (A)	12,145	5,992,222
Telos Corp. (A)	6,782	46,389
Tenable Holdings, Inc. (A)	14,801	431,597
TeraWulf, Inc. (A)	33,892	387,047
The Sage Group PLC	110,712	1,642,356
Trend Micro, Inc.	14,505	793,898
Tyler Technologies, Inc. (A)	2,932	1,533,905
Varonis Systems, Inc. (A)	13,069	751,075
Verint Systems, Inc. (A)	6,818	138,065
Vertex, Inc., Class A (A)	7,930	196,585
Viant Technology, Inc., Class A (A)	2,076	17,916
Weave Communications, Inc. (A)	7,234	48,323
WiseTech Global, Ltd.	22,966	1,372,984
Workday, Inc., Class A (A)	14,162	3,409,218
Workiva, Inc. (A)	6,102	525,260
Xero, Ltd. (A)	18,831	1,964,923
Xperi, Inc. (A)	5,571	36,100
Yext, Inc. (A)	12,746	108,596
Zeta Global Holdings Corp., Class A (A)	22,171	440,538
		515,744,619
Technology hardware, storage and peripherals – 3.9%
Apple, Inc.	973,524	247,888,416
Canon, Inc.	99,166	2,893,969
CompoSecure, Inc., Class A (A)	5,326	110,887
Corsair Gaming, Inc. (A)	5,744	51,236
Dell Technologies, Inc., Class C	19,515	2,766,642
Diebold Nixdorf, Inc. (A)	3,074	175,310
Eastman Kodak Company (A)	7,978	51,139
FUJIFILM Holdings Corp.	128,055	3,184,508
Hewlett Packard Enterprise Company	84,817	2,083,106
HP, Inc.	60,113	1,636,877
Immersion Corp.	3,503	25,712
IonQ, Inc. (A)	33,062	2,033,313
Logitech International SA	17,397	1,913,642
NetApp, Inc.	12,934	1,532,162
Pure Storage, Inc., Class A (A)	48,680	4,079,871
Quantum Computing, Inc. (A)(C)	16,049	295,462
Seagate Technology Holdings PLC	13,907	3,282,886
Super Micro Computer, Inc. (A)	32,424	1,554,407
Turtle Beach Corp. (A)	1,872	29,765
Western Digital Corp.	22,619	2,715,637

228

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Xerox Holdings Corp. (C)	14,492	$54,490
		278,359,437
		1,605,553,803
Materials – 3.3%
Chemicals – 1.5%
AdvanSix, Inc.	3,219	62,384
Air Liquide SA	66,170	13,786,962
Air Products & Chemicals, Inc.	14,574	3,974,621
Akzo Nobel NV	19,535	1,394,169
Albemarle Corp.	7,999	648,559
American Vanguard Corp. (A)	3,503	20,107
Arkema SA	6,525	413,738
Arq, Inc. (A)	4,037	28,905
Asahi Kasei Corp.	140,604	1,105,109
Ashland, Inc.	7,166	343,323
ASP Isotopes, Inc. (A)	9,106	87,600
Aspen Aerogels, Inc. (A)	8,154	56,752
Avient Corp.	25,501	840,258
Axalta Coating Systems, Ltd. (A)	33,955	971,792
Balchem Corp.	3,836	575,630
BASF SE	102,092	5,100,949
Cabot Corp.	14,635	1,112,992
CF Industries Holdings, Inc.	11,013	987,866
Corteva, Inc.	44,556	3,013,322
Covestro AG (A)	20,538	1,406,130
Dow, Inc.	43,537	998,303
DSM-Firmenich AG	21,273	1,814,976
DuPont de Nemours, Inc.	27,006	2,103,767
Eastman Chemical Company	7,849	494,879
Ecolab, Inc.	16,735	4,583,047
Ecovyst, Inc. (A)	14,353	125,732
EMS-Chemie Holding AG	803	570,507
Evonik Industries AG	29,316	509,779
Flotek Industries, Inc. (A)	1,815	26,499
Givaudan SA	1,056	4,307,466
Hawkins, Inc.	2,356	430,488
HB Fuller Company	6,583	390,240
ICL Group, Ltd.	88,581	553,123
Ingevity Corp. (A)	4,432	244,602
Innospec, Inc.	3,042	234,721
International Flavors & Fragrances, Inc.	17,389	1,070,119
Intrepid Potash, Inc. (A)	1,375	42,048
Koppers Holdings, Inc.	2,417	67,676
Kronos Worldwide, Inc.	3,297	18,925
Linde PLC	30,766	14,613,850
LSB Industries, Inc. (A)	6,896	54,340
LyondellBasell Industries NV, Class A	17,478	857,121
Mativ Holdings, Inc.	6,635	75,042
Minerals Technologies, Inc.	3,880	241,026
Mitsubishi Chemical Group Corp.	146,459	841,282
NewMarket Corp.	1,223	1,012,901
Nippon Paint Holdings Company, Ltd.	108,463	739,974
Nippon Sanso Holdings Corp.	19,816	701,797
Nitto Denko Corp.	80,844	1,916,385
Novonesis A/S, B Shares	40,307	2,480,655
Olin Corp.	17,974	449,170
Orion SA	6,933	52,552
Perimeter Solutions, Inc. (A)	16,824	376,689
PPG Industries, Inc.	14,407	1,514,320
PureCycle Technologies, Inc. (A)(C)	15,742	207,007
Quaker Chemical Corp.	1,691	222,789
Rayonier Advanced Materials, Inc. (A)	7,923	57,204
RPM International, Inc.	20,127	2,372,571
Sensient Technologies Corp.	5,090	477,697
Shin-Etsu Chemical Company, Ltd.	192,997	6,319,400
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Sika AG	17,439	$3,916,079
Stepan Company	2,682	127,931
Syensqo SA	8,321	675,567
Symrise AG	15,189	1,320,991
The Chemours Company	18,277	289,508
The Mosaic Company	21,565	747,874
The Scotts Miracle-Gro Company	6,970	396,942
The Sherwin-Williams Company	15,236	5,275,617
Toray Industries, Inc.	158,630	1,012,022
Tronox Holdings PLC	15,042	60,469
Westlake Corp.	5,228	402,870
Yara International ASA	18,940	694,226
		105,021,933
Construction materials – 0.3%
Amrize, Ltd. (A)	58,358	2,853,461
Eagle Materials, Inc.	5,088	1,185,708
Heidelberg Materials AG	15,308	3,460,309
Holcim, Ltd. (A)	58,358	4,979,366
James Hardie Industries PLC, CHESS Depositary Interest (A)	66,190	1,228,445
Knife River Corp. (A)	15,647	1,202,785
Martin Marietta Materials, Inc.	3,916	2,468,176
Titan America SA (A)(C)	3,176	47,449
United States Lime & Minerals, Inc.	1,331	175,093
Vulcan Materials Company	8,601	2,645,840
		20,246,632
Containers and packaging – 0.2%
Amcor PLC	155,770	1,274,199
AptarGroup, Inc.	10,329	1,380,574
Ardagh Metal Packaging SA	17,397	69,414
Avery Dennison Corp.	5,315	861,934
Ball Corp.	16,599	836,922
Crown Holdings, Inc.	18,037	1,742,194
Graphic Packaging Holding Company	46,447	908,968
Greif, Inc., Class A	7,037	420,531
Greif, Inc., Class B	646	39,800
International Paper Company	33,527	1,555,653
Myers Industries, Inc.	4,481	75,908
O-I Glass, Inc. (A)	18,543	240,503
Packaging Corp. of America	6,073	1,323,489
Ranpak Holdings Corp. (A)	6,115	34,366
SIG Group AG (A)	34,984	362,811
Silgan Holdings, Inc.	13,923	598,828
Smurfit WestRock PLC	33,712	1,435,120
Sonoco Products Company	15,464	666,344
TriMas Corp.	3,997	154,444
		13,982,002
Metals and mining – 1.2%
1911 Gold Corp. (A)	3,149	2,078
Alcoa Corp.	40,594	1,335,137
Alpha Metallurgical Resources, Inc. (A)	1,418	232,680
American Battery Technology Company (A)(C)	10,019	48,692
Anglo American PLC	128,016	4,827,138
Antofagasta PLC	45,109	1,677,600
ArcelorMittal SA	53,652	1,935,545
Ascent Industries Company (A)	1,376	17,723
BHP Group, Ltd.	580,622	16,219,790
BlueScope Steel, Ltd.	50,170	753,597
Boliden AB (A)	32,513	1,327,127
Caledonia Mining Corp. PLC	2,052	74,303
Carpenter Technology Corp.	7,816	1,919,141
Century Aluminum Company (A)	6,328	185,790
Cleveland-Cliffs, Inc. (A)	77,561	946,244

229

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Coeur Mining, Inc. (A)	76,567	$1,436,397
Commercial Metals Company	30,833	1,766,114
Compass Minerals International, Inc. (A)	4,208	80,794
Constellium SE (A)	17,249	256,665
Contango ORE, Inc. (A)	1,090	27,174
Critical Metals Corp. (A)(C)	3,861	24,015
Dakota Gold Corp. (A)	10,862	49,422
Evolution Mining, Ltd.	229,045	1,632,754
Ferroglobe PLC	14,566	66,275
Fortescue, Ltd.	193,705	2,398,929
Freeport-McMoRan, Inc.	94,173	3,693,465
Fresnillo PLC	25,287	806,623
Glencore PLC (A)	1,159,576	5,340,571
Hecla Mining Company	71,499	865,138
Idaho Strategic Resources, Inc. (A)	1,538	51,969
Ivanhoe Electric, Inc. (A)	10,707	134,373
JFE Holdings, Inc.	65,832	807,832
Kaiser Aluminum Corp.	1,948	150,308
MAC Copper, Ltd. (A)	7,413	90,513
Materion Corp.	2,495	301,421
Metallus, Inc. (A)	4,531	74,897
MP Materials Corp. (A)	21,102	1,415,311
Newmont Corp.	71,998	6,070,151
NioCorp Developments, Ltd. (A)	8,432	56,326
Nippon Steel Corp.	553,195	2,278,468
Norsk Hydro ASA	158,419	1,077,110
Northern Star Resources, Ltd.	155,237	2,424,073
Novagold Resources, Inc. (A)	36,402	320,338
Nucor Corp.	14,910	2,019,261
Olympic Steel, Inc.	1,248	38,002
Pan American Silver Corp. (A)	54,671	19,129
Perpetua Resources Corp. (A)	9,057	183,223
Ramaco Resources, Inc., Class A (A)	3,474	115,302
Reliance, Inc.	8,246	2,315,724
Rio Tinto PLC	129,099	8,507,934
Rio Tinto, Ltd.	42,462	3,425,113
Royal Gold, Inc.	10,321	2,070,186
Ryerson Holding Corp.	3,379	77,244
South32, Ltd.	515,149	933,819
SSR Mining, Inc. (A)	24,152	589,792
Steel Dynamics, Inc.	9,385	1,308,551
Sumitomo Metal Mining Company, Ltd.	28,275	910,312
SunCoke Energy, Inc.	10,216	83,363
Tredegar Corp. (A)	3,606	28,956
United States Antimony Corp. (A)(C)	11,135	69,037
US Gold Corp. (A)	1,442	23,764
Vox Royalty Corp.	5,980	25,714
Warrior Met Coal, Inc.	6,312	401,696
Worthington Steel, Inc.	4,073	123,778
		88,469,911
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	1,957	40,627
Holmen AB, B Shares	8,718	331,232
Louisiana-Pacific Corp.	9,936	882,714
Magnera Corp. (A)	4,139	48,509
Mondi PLC	50,493	698,423
Resolute Forest Products, Inc. (A)(D)	7,217	10,248
Stora Enso OYJ, R Shares	66,622	733,169
Svenska Cellulosa AB SCA, B Shares	69,489	919,791
Sylvamo Corp.	4,179	184,795
UPM-Kymmene OYJ	60,365	1,653,194
		5,502,702
		233,223,180
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 2.4%
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	9,237	$168,021
Alpine Income Property Trust, Inc.	1,952	27,660
American Assets Trust, Inc.	6,323	128,483
Armada Hoffler Properties, Inc.	9,244	64,800
Broadstone Net Lease, Inc.	22,637	404,523
CapitaLand Integrated Commercial Trust	669,589	1,189,153
Covivio SA	6,384	430,277
CTO Realty Growth, Inc.	3,627	59,120
Essential Properties Realty Trust, Inc.	23,612	702,693
Gladstone Commercial Corp.	5,582	68,770
Global Net Lease, Inc.	24,587	199,892
Land Securities Group PLC	80,947	634,893
Modiv Industrial, Inc.	1,290	18,886
NexPoint Diversified Real Estate Trust	4,826	17,808
One Liberty Properties, Inc.	2,548	56,362
Stockland	274,493	1,110,108
WP Carey, Inc.	34,334	2,319,948
		7,601,397
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	10,465	872,153
American Healthcare REIT, Inc.	18,880	793,149
CareTrust REIT, Inc.	25,410	881,219
Community Healthcare Trust, Inc.	3,370	51,561
Diversified Healthcare Trust	26,929	118,757
Global Medical REIT, Inc.	1,548	52,183
Healthcare Realty Trust, Inc.	55,127	993,940
Healthpeak Properties, Inc.	47,224	904,340
LTC Properties, Inc.	5,411	199,449
National Health Investors, Inc.	5,536	440,112
Omega Healthcare Investors, Inc.	46,252	1,952,759
Sabra Health Care REIT, Inc.	66,016	1,230,538
Sila Realty Trust, Inc.	6,687	167,844
Universal Health Realty Income Trust	1,640	64,239
Ventas, Inc.	29,033	2,032,020
Welltower, Inc.	44,003	7,838,694
		18,592,957
Hotel and resort REITs – 0.0%
Apple Hospitality REIT, Inc.	26,191	314,554
Braemar Hotels & Resorts, Inc.	8,105	22,127
Chatham Lodging Trust	5,853	39,274
DiamondRock Hospitality Company	25,061	199,486
Host Hotels & Resorts, Inc.	40,838	695,063
Park Hotels & Resorts, Inc.	31,345	347,303
Pebblebrook Hotel Trust	14,053	160,064
RLJ Lodging Trust	17,496	125,971
Ryman Hospitality Properties, Inc.	7,238	648,452
Service Properties Trust	19,338	52,406
Summit Hotel Properties, Inc.	13,446	73,819
Sunstone Hotel Investors, Inc.	21,716	203,479
Xenia Hotels & Resorts, Inc.	10,782	147,929
		3,029,927
Industrial REITs – 0.3%
CapitaLand Ascendas REIT	447,867	969,181
EastGroup Properties, Inc.	8,350	1,413,321
First Industrial Realty Trust, Inc.	20,759	1,068,466
Goodman Group	232,336	5,034,954
Industrial Logistics Properties Trust	6,811	39,708
Innovative Industrial Properties, Inc.	3,364	180,243
LXP Industrial Trust	35,396	317,148
Plymouth Industrial REIT, Inc.	5,482	122,413
Prologis, Inc.	60,945	6,979,421
Rexford Industrial Realty, Inc.	37,021	1,521,933
Segro PLC	147,079	1,299,596

230

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial REITs (continued)
STAG Industrial, Inc.	29,271	$1,032,974
Terreno Realty Corp.	12,008	681,454
		20,660,812
Office REITs – 0.1%
Brandywine Realty Trust	21,146	88,179
BXP, Inc.	9,901	736,040
City Office REIT, Inc.	5,048	35,134
COPT Defense Properties	31,294	909,404
Cousins Properties, Inc.	26,335	762,135
Douglas Emmett, Inc.	19,511	303,786
Easterly Government Properties, Inc.	4,661	106,877
Empire State Realty Trust, Inc., Class A	16,643	127,485
Franklin Street Properties Corp.	11,132	17,811
Gecina SA	5,266	529,021
Hudson Pacific Properties, Inc. (A)	44,100	121,716
JBG SMITH Properties	7,330	163,093
Kilroy Realty Corp.	17,063	720,912
NET Lease Office Properties	1,799	53,358
Nippon Building Fund, Inc.	890	839,794
Paramount Group, Inc. (A)	22,804	149,138
Peakstone Realty Trust	4,594	60,273
Piedmont Realty Trust, Inc.	15,401	138,609
Postal Realty Trust, Inc., Class A	2,766	43,399
SL Green Realty Corp.	8,476	506,950
Vornado Realty Trust	25,292	1,025,085
		7,438,199
Real estate management and development – 0.5%
Anywhere Real Estate, Inc. (A)	12,914	136,759
Azrieli Group, Ltd.	4,854	481,510
CapitaLand Investment, Ltd.	267,812	559,312
CBRE Group, Inc., Class A (A)	19,268	3,035,866
CK Asset Holdings, Ltd.	220,174	1,066,325
Compass, Inc., Class A (A)	56,387	452,788
CoStar Group, Inc. (A)	27,420	2,313,425
Cushman & Wakefield PLC (A)	27,842	443,245
Daito Trust Construction Company, Ltd.	33,500	735,031
Daiwa House Industry Company, Ltd.	64,120	2,302,870
Douglas Elliman, Inc. (A)	9,088	25,992
eXp World Holdings, Inc.	10,622	113,231
Fastighets AB Balder, B Shares (A)	82,131	588,510
Forestar Group, Inc. (A)	2,390	63,550
FRP Holdings, Inc. (A)	1,664	40,535
Henderson Land Development Company, Ltd.	166,129	585,183
Hongkong Land Holdings, Ltd.	124,939	790,889
Hulic Company, Ltd.	52,708	577,381
Jones Lang LaSalle, Inc. (A)	7,429	2,215,922
Kennedy-Wilson Holdings, Inc.	15,295	127,254
LEG Immobilien SE	8,644	688,907
Marcus & Millichap, Inc.	3,158	92,687
Mitsubishi Estate Company, Ltd.	121,618	2,795,248
Mitsui Fudosan Company, Ltd.	302,333	3,291,229
Newmark Group, Inc., Class A	18,210	339,617
RE/MAX Holdings, Inc., Class A (A)	2,335	22,019
Sagax AB, Class B	25,140	525,213
Seaport Entertainment Group, Inc. (A)	979	22,439
Sino Land Company, Ltd.	418,643	529,301
Sumitomo Realty & Development Company, Ltd.	35,398	1,561,384
Sun Hung Kai Properties, Ltd.	165,731	1,982,399
Swiss Prime Site AG	9,177	1,285,595
Tejon Ranch Company (A)	2,873	45,911
The Real Brokerage, Inc. (A)	13,092	54,725
The RMR Group, Inc., Class A	2,060	32,404
The St. Joe Company	4,625	228,845
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
The Wharf Holdings, Ltd.	122,344	$349,652
Vonovia SE	86,025	2,688,437
Wharf Real Estate Investment Company, Ltd.	191,006	564,003
		33,755,593
Residential REITs – 0.2%
American Homes 4 Rent, Class A	51,087	1,698,643
Apartment Investment and Management Company, Class A	16,394	130,004
AvalonBay Communities, Inc.	9,091	1,756,108
BRT Apartments Corp.	1,980	31,007
Camden Property Trust	7,263	775,543
Centerspace	2,018	118,860
Elme Communities	10,667	179,846
Equity LifeStyle Properties, Inc.	30,383	1,844,248
Equity Residential	23,245	1,504,649
Essex Property Trust, Inc.	4,377	1,171,548
Independence Realty Trust, Inc.	64,386	1,055,287
Invitation Homes, Inc.	35,012	1,026,902
Mid-America Apartment Communities, Inc.	7,958	1,111,971
NexPoint Residential Trust, Inc.	2,879	92,761
UDR, Inc.	20,493	763,569
UMH Properties, Inc.	9,745	144,713
Veris Residential, Inc.	9,809	149,097
		13,554,756
Retail REITs – 0.4%
Acadia Realty Trust	15,916	320,707
Agree Realty Corp.	17,320	1,230,413
Alexander's, Inc.	282	66,126
Brixmor Property Group, Inc.	47,992	1,328,419
CBL & Associates Properties, Inc.	2,119	64,799
Curbline Properties Corp.	11,926	265,950
Federal Realty Investment Trust	5,277	534,613
FrontView REIT, Inc.	2,139	29,326
Getty Realty Corp.	6,313	169,378
InvenTrust Properties Corp.	9,315	266,595
Kimco Realty Corp.	45,991	1,004,903
Kite Realty Group Trust	60,786	1,355,528
Klepierre SA	24,609	960,733
Link REIT	297,371	1,527,888
NETSTREIT Corp.	10,983	198,353
NNN REIT, Inc.	29,598	1,259,987
Phillips Edison & Company, Inc.	14,735	505,853
Realty Income Corp.	59,537	3,619,254
Regency Centers Corp.	11,107	809,700
Saul Centers, Inc.	1,688	53,797
Scentre Group	595,779	1,607,040
Simon Property Group, Inc.	21,478	4,030,776
SITE Centers Corp.	6,131	55,240
Tanger, Inc.	13,357	452,001
The Macerich Company	29,873	543,689
Unibail-Rodamco-Westfield (A)	13,927	1,466,717
Urban Edge Properties	15,275	312,679
Vicinity, Ltd.	443,612	739,064
Whitestone REIT	5,717	70,205
		24,849,733
Specialized REITs – 0.5%
American Tower Corp.	30,760	5,915,763
Crown Castle, Inc.	28,433	2,743,500
CubeSmart	35,752	1,453,676
Digital Realty Trust, Inc.	20,874	3,608,697
EPR Properties	11,934	692,291
Equinix, Inc.	6,430	5,036,233

231

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Extra Space Storage, Inc.	13,652	$1,924,113
Farmland Partners, Inc.	5,335	58,045
Four Corners Property Trust, Inc.	11,532	281,381
Gaming and Leisure Properties, Inc.	44,372	2,068,179
Gladstone Land Corp.	4,520	41,403
Iron Mountain, Inc.	18,944	1,931,151
Lamar Advertising Company, Class A	13,609	1,666,014
National Storage Affiliates Trust	11,069	334,505
Outfront Media, Inc.	16,659	305,193
PotlatchDeltic Corp.	20,618	840,184
Public Storage	10,343	2,987,576
Rayonier, Inc.	22,237	590,170
Safehold, Inc.	6,815	105,564
SBA Communications Corp.	7,304	1,412,228
Smartstop Self Storage REIT, Inc.	3,590	135,128
VICI Properties, Inc.	68,443	2,231,926
Weyerhaeuser Company	44,781	1,110,121
		37,473,041
		166,956,415
Utilities – 2.7%
Electric utilities – 1.5%
Acciona SA	2,824	567,451
ALLETE, Inc.	15,986	1,061,470
Alliant Energy Corp.	17,464	1,177,248
American Electric Power Company, Inc.	34,982	3,935,475
BKW AG	2,416	518,181
Chubu Electric Power Company, Inc.	78,034	1,083,736
CK Infrastructure Holdings, Ltd.	72,048	472,696
CLP Holdings, Ltd.	187,849	1,554,319
Constellation Energy Corp.	20,509	6,748,897
Contact Energy, Ltd.	95,795	505,435
Duke Energy Corp.	50,925	6,301,969
Edison International	24,162	1,335,675
EDP SA	358,947	1,703,550
Elia Group SA/NV	4,991	576,616
Endesa SA	36,333	1,160,996
Enel SpA	930,342	8,816,423
Entergy Corp.	29,086	2,710,524
Evergy, Inc.	15,641	1,189,029
Eversource Energy	24,975	1,776,722
Exelon Corp.	66,051	2,972,956
FirstEnergy Corp.	34,915	1,599,805
Fortum OYJ	51,312	973,936
Genie Energy, Ltd., B Shares	2,698	40,335
Hawaiian Electric Industries, Inc. (A)	21,097	232,911
Iberdrola SA	726,027	13,743,211
IDACORP, Inc.	8,472	1,119,575
MGE Energy, Inc.	4,527	381,083
NextEra Energy, Inc.	135,051	10,195,000
NRG Energy, Inc.	12,617	2,043,323
OGE Energy Corp.	31,576	1,461,022
Oklo, Inc. (A)(C)	12,995	1,450,632
Origin Energy, Ltd.	197,053	1,626,178
Otter Tail Corp.	4,672	382,964
PG&E Corp.	142,057	2,142,220
Pinnacle West Capital Corp.	8,116	727,681
Portland General Electric Company	30,310	1,333,640
Power Assets Holdings, Ltd.	158,444	1,002,891
PPL Corp.	47,142	1,751,797
Redeia Corp. SA	46,419	896,243
SSE PLC	126,572	2,968,834
Terna - Rete Elettrica Nazionale	160,947	1,633,369
The Kansai Electric Power Company, Inc.	108,403	1,550,578
The Southern Company	72,086	6,831,590
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
TXNM Energy, Inc.	26,258	$1,484,890
Verbund AG	7,789	567,297
Xcel Energy, Inc.	39,206	3,161,964
		107,472,337
Gas utilities – 0.2%
APA Group	149,222	876,029
Atmos Energy Corp.	10,798	1,843,759
Brookfield Infrastructure Corp., Class A	14,321	588,880
Chesapeake Utilities Corp.	2,795	376,459
Hong Kong & China Gas Company, Ltd.	1,280,694	1,111,377
National Fuel Gas Company	14,168	1,308,698
New Jersey Resources Corp.	27,779	1,337,559
Northwest Natural Holding Company	4,939	221,909
ONE Gas, Inc.	16,412	1,328,387
Osaka Gas Company, Ltd.	40,961	1,186,381
RGC Resources, Inc.	1,223	27,444
Snam SpA	230,675	1,385,026
Southwest Gas Holdings, Inc.	17,846	1,398,056
Spire, Inc.	16,086	1,311,331
Tokyo Gas Company, Ltd.	36,081	1,282,991
UGI Corp.	33,697	1,120,762
		16,705,048
Independent power and renewable electricity producers – 0.2%
EDP Renovaveis SA	36,067	476,682
Hallador Energy Company (A)	3,792	74,209
Meridian Energy, Ltd.	149,571	482,886
Montauk Renewables, Inc. (A)	9,359	18,812
Ormat Technologies, Inc.	16,709	1,608,241
Orsted A/S (A)(B)	19,234	334,567
RWE AG	72,323	3,216,833
Talen Energy Corp. (A)	7,163	3,046,997
The AES Corp.	48,394	636,865
Vistra Corp.	20,901	4,094,924
		13,991,016
Multi-utilities – 0.7%
Ameren Corp.	17,253	1,800,868
Avista Corp.	9,504	359,346
Black Hills Corp.	19,522	1,202,360
CenterPoint Energy, Inc.	41,458	1,608,570
Centrica PLC	555,436	1,247,280
CMS Energy Corp.	20,334	1,489,669
Consolidated Edison, Inc.	23,344	2,346,539
Dominion Energy, Inc.	55,619	3,402,214
DTE Energy Company	13,287	1,879,180
E.ON SE	256,810	4,837,138
Engie SA	208,920	4,491,054
National Grid PLC	560,702	8,056,536
NiSource, Inc.	31,998	1,385,513
Northwestern Energy Group, Inc.	16,994	996,018
Public Service Enterprise Group, Inc.	32,535	2,715,371
Sembcorp Industries, Ltd.	102,237	477,672
Sempra	42,637	3,836,477
Unitil Corp.	2,070	99,070
Veolia Environnement SA	72,026	2,456,231
WEC Energy Group, Inc.	21,694	2,485,915
		47,173,021
Water utilities – 0.1%
American States Water Company	4,671	342,478
American Water Works Company, Inc.	13,257	1,845,242
Cadiz, Inc. (A)	7,461	35,216
California Water Service Group	7,260	333,161
Consolidated Water Company, Ltd.	1,846	65,127
Essential Utilities, Inc.	43,973	1,754,523

232

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
Global Water Resources, Inc.	2,224	$22,907
H2O America	3,820	186,034
Middlesex Water Company	2,197	118,902
Pure Cycle Corp. (A)	3,031	33,553
Severn Trent PLC	30,965	1,079,642
The York Water Company	1,977	60,140
United Utilities Group PLC	78,001	1,205,015
		7,081,940
		192,423,362
TOTAL COMMON STOCKS (Cost $2,952,964,007)		$6,803,587,170
PREFERRED SECURITIES – 0.1%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	6,402	596,328
Dr. Ing. h.c. F. Porsche AG (B)(C)	13,026	631,541
Porsche Automobil Holding SE	17,513	690,147
Volkswagen AG	23,587	2,556,587
		4,474,603
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	18,342	1,479,948
Health care – 0.0%
Life sciences tools and services – 0.0%
Sartorius AG	2,998	700,862
TOTAL PREFERRED SECURITIES (Cost $8,275,548)		$6,655,413
RIGHTS – 0.0%
Gen Digital, Inc. (Expiration Date: 4-17-27) (A)(E)	1,230	8,573
Orsted A/S (Expiration Date: 10-2-25; Strike Price: DKK 66.60) (A)	288,510	287,237
Sofina SA (Expiration Date: 10-3-25; Strike Price: EUR 223.00) (A)	1,763	3,933
TOTAL RIGHTS (Cost $448,764)		$299,743
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
WARRANTS – 0.0%
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	480	$312
TOTAL WARRANTS (Cost $0)		$312
SHORT-TERM INVESTMENTS – 4.3%
Short-term funds – 4.3%
John Hancock Collateral Trust, 4.0668% (F)(G)	30,302,847	303,131,502
TOTAL SHORT-TERM INVESTMENTS (Cost $303,135,188)		$303,131,502
Total Investments (Strategic Equity Allocation Trust) (Cost $3,264,823,507) – 100.2%		$7,113,674,140
Other assets and liabilities, net – (0.2%)		(10,680,944)
TOTAL NET ASSETS – 100.0%		$7,102,993,196
Currency Abbreviations
DKK	Danish Krone
EUR	Euro
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $54,754,950.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 9-30-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $57,286,912.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	852	Long	Dec 2025	$118,627,519	$118,653,780	$26,261
Russell 2000 E-Mini Index Futures	128	Long	Dec 2025	15,623,456	15,715,200	91,744
S&P 500 E-Mini Index Futures	415	Long	Dec 2025	139,176,623	139,829,062	652,439
S&P Mid 400 E-Mini Index Futures	50	Long	Dec 2025	16,728,042	16,431,000	(297,042)
						$473,402

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Strategic Income Opportunities Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 9.9%
U.S. Government – 4.0%
U.S. Treasury Bonds
2.000%, 02/15/2050	$1,153,000	$689,503
2.750%, 11/15/2042	875,000	677,681
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
3.000%, 02/15/2049 to 08/15/2052	$4,440,000	$3,315,943
3.625%, 02/15/2053	565,000	467,118

233

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes
2.750%, 08/15/2032		$2,095,000	$1,947,613
3.500%, 02/15/2033		2,125,000	2,062,993
			9,160,851
U.S. Government Agency – 5.9%
Federal Home Loan Mortgage Corp.
5.500%, 02/01/2055		608,746	620,137
6.000%, 10/01/2054 to 02/01/2055		2,434,959	2,507,171
Federal National Mortgage Association
5.500%, 02/01/2054 to 01/01/2055		8,499,437	8,640,034
6.000%, 01/01/2055		577,264	597,841
Government National Mortgage Association
4.000%, 08/20/2052 to 11/20/2052		827,130	784,743
4.500%, 08/20/2052 to 12/20/2052		508,917	496,800
			13,646,726
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $22,556,041)			$22,807,577
FOREIGN GOVERNMENT OBLIGATIONS – 19.4%
Australia – 3.4%
Airservices Australia
2.200%, 05/15/2030	AUD	860,000	517,306
5.400%, 11/15/2028		760,000	520,237
New South Wales Treasury Corp.
4.250%, 02/20/2036		1,260,000	785,860
4.750%, 09/20/2035		1,030,000	674,715
4.750%, 02/20/2037		495,000	317,846
5.250%, 02/24/2038		695,000	461,822
Queensland Treasury Corp.
3.250%, 05/21/2035 (A)	EUR	280,000	327,635
5.250%, 07/21/2036 (A)	AUD	1,310,000	880,453
5.250%, 08/13/2038 (A)		490,000	321,824
South Australian Government Financing Authority 1.750%, 05/24/2034		650,000	338,686
Treasury Corp. of Victoria
2.250%, 11/20/2034		550,000	293,430
2.250%, 11/20/2041		775,000	331,839
4.250%, 12/20/2032		690,000	448,980
4.750%, 09/15/2036		1,575,000	1,012,840
5.000%, 11/20/2040		510,000	319,257
5.250%, 09/15/2038		365,000	240,472
			7,793,202
Austria – 0.1%
Republic of Austria 2.900%, 02/20/2033 (A)	EUR	225,000	266,113
Brazil – 1.4%
Federative Republic of Brazil 10.000%, 01/01/2027	BRL	17,665,000	3,260,155
Canada – 1.6%
CDP Financial, Inc. 4.200%, 12/02/2030	CAD	445,000	337,231
Government of Canada
0.500%, 12/01/2030		150,000	96,057
2.750%, 05/01/2027		325,000	234,543
3.500%, 09/01/2029		430,000	318,781
OMERS Finance Trust 3.250%, 01/28/2035 (A)	EUR	250,000	291,644
Ontario Teachers' Finance Trust 2.000%, 04/16/2031 (A)		$935,000	841,725
Province of British Columbia 4.200%, 07/06/2033		415,000	412,112
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada (continued)
Province of Ontario
3.100%, 01/31/2034	EUR	305,000	$356,796
3.450%, 06/02/2045	CAD	690,000	435,309
Province of Quebec 4.500%, 09/08/2033		$369,000	373,631
			3,697,829
China – 0.1%
People's Republic of China 2.690%, 08/12/2026	CNY	1,920,000	272,840
Czech Republic – 1.0%
Czech Republic
3.500%, 05/30/2035	CZK	37,850,000	1,678,344
4.250%, 10/24/2034		11,890,000	562,675
			2,241,019
Finland – 0.3%
Republic of Finland 3.000%, 09/15/2033 (A)	EUR	580,000	685,989
Germany – 0.4%
Federal Republic of Germany 2.200%, 02/15/2034		410,000	467,241
Federal Republic of Germany, Zero Coupon
0.000%, 08/15/2031		265,000	271,307
0.000%, 05/15/2035		95,000	86,137
			824,685
India – 0.7%
Republic of India
6.100%, 07/12/2031	INR	14,760,000	163,245
6.450%, 10/07/2029		18,150,000	206,167
7.100%, 04/18/2029		108,490,000	1,258,553
			1,627,965
Indonesia – 2.3%
Republic of Indonesia
1.100%, 03/12/2033	EUR	146,000	142,387
3.050%, 03/12/2051		$385,000	258,492
6.375%, 08/15/2028	IDR	16,242,000,000	1,002,832
6.375%, 04/15/2032		17,899,000,000	1,096,513
6.500%, 07/15/2030		8,022,000,000	501,086
6.500%, 02/15/2031		19,015,000,000	1,181,420
6.625%, 05/15/2033		6,488,000,000	397,093
8.750%, 05/15/2031		9,097,000,000	622,902
9.000%, 03/15/2029		3,690,000,000	246,831
			5,449,556
Japan – 0.9%
Government of Japan 2.100%, 12/20/2025	JPY	298,350,000	2,024,412
New Zealand – 2.5%
Government of New Zealand
0.250%, 05/15/2028	NZD	435,000	235,227
1.750%, 05/15/2041		1,435,000	557,800
2.000%, 05/15/2032		845,000	438,923
3.500%, 04/14/2033		1,145,000	644,920
4.250%, 05/15/2034		3,150,000	1,847,240
4.250%, 05/15/2036		520,000	299,642
4.500%, 05/15/2035		2,020,000	1,199,043
New Zealand Local Government Funding Agency
3.500%, 04/14/2033		511,000	281,586
4.700%, 08/01/2028	AUD	470,000	316,140
			5,820,521

234

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Norway – 0.7%
Kingdom of Norway
2.125%, 05/18/2032 (A)	NOK	13,100,000	$1,173,247
3.000%, 08/15/2033 (A)		2,105,000	196,849
3.750%, 06/12/2035 (A)		3,280,000	320,784
			1,690,880
Philippines – 2.3%
Republic of the Philippines
0.875%, 05/17/2027	EUR	780,000	890,588
6.250%, 02/28/2029	PHP	30,355,000	529,209
6.250%, 01/14/2036		24,000,000	406,836
6.375%, 07/27/2030		58,740,000	1,028,636
6.375%, 04/28/2035		21,620,000	381,147
6.500%, 05/19/2029		62,690,000	1,103,403
6.750%, 09/15/2032		41,360,000	742,892
8.000%, 09/30/2035		12,020,000	235,619
			5,318,330
Qatar – 0.2%
State of Qatar 4.817%, 03/14/2049 (A)		$390,000	371,452
United Arab Emirates – 0.1%
Government of Abu Dhabi 3.875%, 04/16/2050 (A)		395,000	323,884
United Kingdom – 1.4%
Government of the United Kingdom
3.250%, 01/31/2033	GBP	360,000	447,403
3.750%, 03/07/2027		1,275,000	1,709,097
4.125%, 07/22/2029		320,000	431,125
4.250%, 07/31/2034		480,000	627,849
			3,215,474
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $45,064,470)			$44,884,306
CORPORATE BONDS – 45.6%
Communication services – 3.6%
Alphabet, Inc. 3.000%, 05/06/2033	EUR	362,000	422,815
Cellnex Finance Company SA 2.000%, 09/15/2032		300,000	319,722
Charter Communications Operating LLC
5.125%, 07/01/2049		$1,050,000	868,260
5.750%, 04/01/2048		350,000	317,266
Match Group Holdings II LLC 4.125%, 08/01/2030 (A)		280,000	264,458
NBN Company, Ltd.
5.000%, 08/28/2031	AUD	1,110,000	748,156
5.350%, 03/06/2035		410,000	277,445
News Corp. 3.875%, 05/15/2029 (A)		$950,000	917,559
Sirius XM Radio LLC 4.125%, 07/01/2030 (A)		870,000	815,981
T-Mobile USA, Inc.
2.700%, 03/15/2032		285,000	255,478
2.875%, 02/15/2031		80,000	73,758
3.500%, 04/15/2031		325,000	309,152
Virgin Media Secured Finance PLC
4.250%, 01/15/2030	GBP	280,000	349,351
5.500%, 05/15/2029 (A)		$751,000	742,510
Vmed O2 UK Financing I PLC
4.250%, 01/31/2031 (A)		980,000	908,622
4.500%, 07/15/2031 (A)	GBP	335,000	412,331
5.625%, 04/15/2032 (A)	EUR	220,000	264,710
			8,267,574
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary – 3.7%
Carnival Corp. 5.750%, 01/15/2030 (A)	EUR	320,000	$405,149
Ford Motor Company 3.250%, 02/12/2032		$2,446,000	2,140,186
Ford Motor Credit Company LLC
4.000%, 11/13/2030		255,000	237,867
5.625%, 10/09/2028	GBP	350,000	472,639
General Motors Financial Company, Inc.
5.700%, (5.700% to 9-30-30, then 5 Year CMT + 4.997%), 09/30/2030 (B)		$200,000	199,116
6.500%, (6.500% to 9-30-28, then 3 month LIBOR + 3.436%), 09/30/2028 (B)		169,000	168,082
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (A)		275,000	251,654
4.875%, 01/15/2030		390,000	387,812
NCL Corp., Ltd. 6.750%, 02/01/2032 (A)		475,000	488,505
New Red Finance, Inc.
3.500%, 02/15/2029 (A)		208,000	198,596
3.875%, 01/15/2028 (A)		430,000	419,701
Royal Caribbean Cruises, Ltd. 6.000%, 02/01/2033 (A)		759,000	778,341
Travel + Leisure Company
4.500%, 12/01/2029 (A)		370,000	357,463
6.125%, 09/01/2033 (A)		205,000	204,375
Yum! Brands, Inc.
3.625%, 03/15/2031		1,175,000	1,097,147
4.625%, 01/31/2032		480,000	466,376
4.750%, 01/15/2030 (A)		373,000	370,686
			8,643,695
Consumer staples – 2.8%
Bimbo Bakeries USA, Inc. 5.375%, 01/09/2036 (A)		695,000	705,406
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)		790,000	797,553
JBS USA LUX SA
3.625%, 01/15/2032		310,000	288,971
5.750%, 04/01/2033		124,000	129,497
Kraft Heinz Foods Company
3.250%, 03/15/2033	EUR	495,000	569,009
4.375%, 06/01/2046		$880,000	732,325
6.875%, 01/26/2039		335,000	373,761
7.125%, 08/01/2039 (A)		350,000	399,267
MARB BondCo PLC 3.950%, 01/29/2031 (A)		545,000	499,012
Mars, Inc. 5.200%, 03/01/2035 (A)		405,000	413,965
Performance Food Group, Inc. 4.250%, 08/01/2029 (A)		305,000	296,273
Post Holdings, Inc.
4.500%, 09/15/2031 (A)		255,000	238,234
6.375%, 03/01/2033 (A)		935,000	943,704
			6,386,977
Energy – 7.8%
Aker BP ASA 5.125%, 10/01/2034 (A)		420,000	412,852
Cenovus Energy, Inc.
3.500%, 02/07/2028	CAD	280,000	202,086
5.400%, 06/15/2047		$417,000	384,062
6.750%, 11/15/2039		1,481,000	1,636,638
Civitas Resources, Inc. 8.750%, 07/01/2031 (A)		720,000	737,648

235

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Columbia Pipelines Operating Company LLC 6.036%, 11/15/2033 (A)	$380,000	$405,474
Continental Resources, Inc.
2.875%, 04/01/2032 (A)	1,341,000	1,168,559
5.750%, 01/15/2031 (A)	680,000	701,239
Enbridge, Inc.
7.200%, (7.200% to 6-27-34, then 5 Year CMT + 2.970%), 06/27/2054	455,000	482,495
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	610,000	697,666
Energy Transfer LP
7.125%, (7.125% to 5-15-30, then 5 Year CMT + 5.306%), 05/15/2030 (B)	585,000	604,479
8.000%, (8.000% to 5-15-29, then 5 Year CMT + 4.020%), 05/15/2054	710,000	758,722
EQT Corp.
3.625%, 05/15/2031 (A)	1,065,000	995,854
5.750%, 02/01/2034	245,000	256,407
Long Ridge Energy LLC 8.750%, 02/15/2032 (A)	270,000	277,535
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (A)	478,909	410,075
Occidental Petroleum Corp.
6.125%, 01/01/2031	430,000	452,947
6.450%, 09/15/2036	140,000	148,773
6.625%, 09/01/2030	690,000	739,282
7.500%, 05/01/2031	265,000	297,647
Ovintiv, Inc.
6.500%, 08/15/2034	640,000	683,404
6.500%, 02/01/2038	620,000	651,555
Phillips 66 Company 6.200%, (6.200% to 3-15-36, then 5 Year CMT + 2.166%), 03/15/2056	295,000	295,789
PRIO Luxembourg Holding Sarl 6.125%, 06/09/2026 (A)	360,000	359,412
QatarEnergy 3.300%, 07/12/2051 (A)	315,000	221,557
South Bow Canadian Infrastructure Holdings, Ltd. 7.500%, (7.500% to 3-1-35, then 5 Year CMT + 3.667%), 03/01/2055	300,000	318,559
Sunoco LP 7.875%, (7.875% to 9-18-30, then 5 Year CMT + 4.230%), 09/18/2030 (A)(B)	485,000	492,619
The Williams Companies, Inc. 5.300%, 09/30/2035	463,000	469,837
TransCanada PipeLines, Ltd.
6.200%, 10/15/2037	298,000	319,337
7.000%, (7.000% to 6-1-30, then 5 Year CMT + 2.614%), 06/01/2065	675,000	693,607
7.250%, 08/15/2038	150,000	173,195
Transcanada Trust 5.600%, (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%), 03/07/2082	480,000	475,631
Var Energi ASA 6.500%, 05/22/2035 (A)	470,000	499,754
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Venture Global LNG, Inc. 9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (A)(B)		$730,000	$723,488
			18,148,184
Financials – 12.0%
American International Group, Inc. 8.175%, (8.175% to 5-15-38, then 3 month LIBOR + 4.195%), 05/15/2058		1,200,000	1,338,343
Bank of America Corp. 6.625%, (6.625% to 5-1-30, then 5 Year CMT + 2.684%), 05/01/2030 (B)		925,000	962,452
Bank of Montreal
6.875%, (6.875% to 11-26-30, then 5 Year CMT + 2.976%), 11/26/2085		510,000	519,044
7.300%, (7.300% to 11-26-34, then 5 Year CMT + 3.010%), 11/26/2084		1,250,000	1,326,469
7.325%, (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%), 11/26/2082	CAD	980,000	747,848
Barclays PLC 7.625%, (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%), 03/15/2035 (B)		$508,000	538,319
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	465,000	429,085
BNP Paribas SA 7.375%, (7.375% to 9-10-34, then 5 Year CMT + 3.535%), 09/10/2034 (A)(B)		$370,000	386,949
Canadian Imperial Bank of Commerce 7.000%, (7.000% to 10-28-30, then 5 Year CMT + 3.000%), 10/28/2085		600,000	616,137
ConnectOne Bancorp, Inc. 8.125%, (8.125% to 6-1-30, then 3 month CME Term SOFR + 4.415%), 06/01/2035		370,000	381,563
European Bank for Reconstruction & Development 6.300%, 10/26/2027	INR	13,400,000	149,972
First Citizens BancShares, Inc. 6.254%, (6.254% to 3-12-35, then 5 Year CMT + 1.970%), 03/12/2040		$625,000	633,170
First Interstate BancSystem, Inc. 7.625%, (7.625% to 6-15-30, then 3 month CME Term SOFR + 3.980%), 06/15/2035		245,000	251,125
Five Star Bancorp 6.000%, (6.000% to 9-1-27, then Overnight SOFR + 3.290%), 09/01/2032 (A)		160,000	153,920
HSBC Holdings PLC
5.918%, (Overnight SOFR + 1.570%), 05/13/2031 (C)		940,000	958,428
6.950%, (6.950% to 2-27-32, then 5 Year CMT + 2.635%), 08/27/2031 (B)		569,000	594,940
7.050%, (7.050% to 12-5-30, then 5 Year CMT + 2.987%), 06/05/2030 (B)		200,000	208,213
Huntington Bancshares, Inc. 6.250%, (6.250% to 10-15-30, then 5 Year CMT + 2.653%), 10/15/2030 (B)		1,166,000	1,162,929

236

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
ING Groep NV 7.000%, (7.000% to 11-16-32, then 5 Year SOFR ICE Swap Rate + 3.594%), 11/16/2032 (B)		$480,000	$494,916
Inter-American Development Bank 7.350%, 10/06/2030	INR	44,000,000	507,429
International Bank for Reconstruction & Development
1.200%, 08/08/2034	EUR	411,000	417,702
1.250%, 03/16/2026	NOK	1,610,000	159,210
6.500%, 04/17/2030	INR	35,000,000	390,163
6.850%, 04/24/2028		18,000,000	203,747
International Development Association 1.750%, 02/17/2027	NOK	1,110,000	107,749
MSCI, Inc.
3.625%, 09/01/2030 (A)		$770,000	734,933
3.625%, 11/01/2031 (A)		344,000	323,103
3.875%, 02/15/2031 (A)		420,000	402,419
Nordic Investment Bank 4.000%, 11/04/2026	NOK	2,000,000	200,020
Popular, Inc. 7.250%, 03/13/2028		$415,000	433,572
Provident Financial Services, Inc. 9.000%, (9.000% to 5-15-29, then 3 month CME Term SOFR + 4.765%), 05/15/2034		340,000	357,701
Royal Bank of Canada
4.200%, (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%), 02/24/2027 (B)	CAD	1,415,000	960,201
6.350%, (6.350% to 11-24-34, then 5 Year CMT + 2.257%), 11/24/2084		$505,000	498,090
7.500%, (7.500% to 5-2-29, then 5 Year CMT + 2.887%), 05/02/2084		1,045,000	1,101,183
Simmons First National Corp. 6.250%, (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%), 10/01/2035		460,000	461,934
Societe Generale SA 8.125%, (8.125% to 5-21-30, then 5 Year CMT + 3.790%), 11/21/2029 (A)(B)		865,000	906,098
South State Bank NA 8.375%, (8.375% to 11-15-29, then 3 month CME Term SOFR + 4.605%), 08/15/2034		400,000	419,000
Southside Bancshares, Inc. 7.000%, (7.000% to 8-15-30, then 3 month CME Term SOFR + 3.570%), 08/15/2035		530,000	536,465
The Asian Infrastructure Investment Bank 0.200%, 12/15/2025	GBP	345,000	460,272
The Bank of Nova Scotia
6.875%, (6.875% to 10-27-35, then 5 Year CMT + 2.734%), 10/27/2085 (D)		$855,000	852,451
8.625%, (8.625% to 10-27-27, then 5 Year CMT + 4.389%), 10/27/2082		705,000	749,141
The PNC Financial Services Group, Inc. 3.400%, (3.400% to 9-15-26, then 5 Year CMT + 2.595%), 09/15/2026 (B)		430,000	416,768
The Toronto-Dominion Bank 8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082		780,000	824,406
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
U.S. Bancorp 3.700%, (3.700% to 1-15-27, then 5 Year CMT + 2.541%), 01/15/2027 (B)		$297,000	$287,180
UBS Group AG
7.000%, (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%), 02/10/2030 (A)(B)		885,000	906,904
7.125%, (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%), 08/10/2034 (A)(B)		575,000	591,650
Webster Financial Corp. 3.875%, (3.875% to 11-1-25, then 3 month CME Term SOFR + 3.690%), 11/01/2030		445,000	443,130
Wells Fargo & Company 3.900%, (3.900% to 7-22-31, then 3 month EURIBOR + 1.220%), 07/22/2032	EUR	400,000	483,494
Western Alliance Bancorp 3.000%, (3.000% to 6-15-26, then 3 month CME Term SOFR + 2.250%), 06/15/2031		$785,000	761,372
			27,751,309
Health care – 1.9%
Allergan Funding SCS 2.625%, 11/15/2028	EUR	300,000	342,806
Centene Corp.
2.500%, 03/01/2031		$500,000	430,707
3.000%, 10/15/2030		855,000	763,974
3.375%, 02/15/2030		690,000	634,584
4.625%, 12/15/2029		145,000	140,560
HCA, Inc. 5.600%, 04/01/2034		995,000	1,032,894
Rede D'Or Finance Sarl
4.500%, 01/22/2030 (A)		207,000	199,639
4.950%, 01/17/2028 (A)		200,000	198,680
Teva Pharmaceutical Finance Netherlands II BV 4.375%, 05/09/2030	EUR	470,000	564,606
Teva Pharmaceutical Finance Netherlands III BV 4.100%, 10/01/2046		$197,000	147,023
			4,455,473
Industrials – 3.9%
AECOM 6.000%, 08/01/2033 (A)		600,000	613,434
AerCap Ireland Capital DAC
6.500%, (6.500% to 1-31-31, then 5 Year CMT + 2.441%), 01/31/2056		420,000	433,288
6.950%, (6.950% to 3-10-30, then 5 Year CMT + 2.720%), 03/10/2055		560,000	586,150
Airbus SE 1.625%, 06/09/2030	EUR	140,000	156,496
American Airlines, Inc. 5.750%, 04/20/2029 (A)		$1,030,000	1,033,940
CACI International, Inc. 6.375%, 06/15/2033 (A)		295,000	304,307
DAE Funding LLC 3.375%, 03/20/2028 (A)		200,000	193,281
Delta Air Lines 2020-1 Class A Pass Through Trust 2.500%, 06/10/2028		161,721	154,515
JetBlue Airways Corp. 9.875%, 09/20/2031 (A)		545,000	552,778

237

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Johnson Controls International PLC 0.375%, 09/15/2027	EUR	130,000	$146,369
Stanley Black & Decker, Inc. 6.707%, (6.707% to 3-15-30, then 5 Year CMT + 2.657%), 03/15/2060		$1,195,000	1,198,969
The Boeing Company 5.805%, 05/01/2050		510,000	509,523
TransDigm, Inc.
6.250%, 01/31/2034 (A)		160,000	164,547
6.750%, 01/31/2034 (A)		355,000	367,055
7.125%, 12/01/2031 (A)		1,079,000	1,125,494
Uber Technologies, Inc. 4.800%, 09/15/2034		280,000	280,526
United Airlines, Inc. 4.625%, 04/15/2029 (A)		225,000	221,555
United Rentals North America, Inc.
3.875%, 02/15/2031		505,000	477,740
4.000%, 07/15/2030		400,000	382,599
			8,902,566
Information technology – 1.1%
Cloud Software Group, Inc. 6.625%, 08/15/2033 (A)		783,000	797,066
CoreWeave, Inc. 9.250%, 06/01/2030 (A)		965,000	996,646
Dell International LLC 8.350%, 07/15/2046		421,000	547,157
Gartner, Inc. 3.750%, 10/01/2030 (A)		300,000	283,302
			2,624,171
Materials – 2.8%
Ball Corp. 2.875%, 08/15/2030		1,105,000	1,003,829
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (A)		200,000	75,140
5.875%, 01/31/2050 (A)		200,000	72,108
Cleveland-Cliffs, Inc.
6.750%, 04/15/2030 (A)		1,210,000	1,229,245
7.375%, 05/01/2033 (A)		825,000	842,218
7.625%, 01/15/2034 (A)		465,000	479,138
Corp. Nacional del Cobre de Chile
4.875%, 11/04/2044 (A)		345,000	300,210
6.440%, 01/26/2036 (A)		332,000	358,847
Freeport-McMoRan, Inc. 5.450%, 03/15/2043		1,550,000	1,492,930
Quikrete Holdings, Inc.
6.375%, 03/01/2032 (A)		190,000	196,810
6.750%, 03/01/2033 (A)		205,000	213,137
Sealed Air Corp. 5.000%, 04/15/2029 (A)		235,000	233,689
			6,497,301
Real estate – 1.9%
American Tower Corp. 4.625%, 05/16/2031	EUR	240,000	300,954
American Tower Trust I 5.490%, 03/15/2028 (A)		$400,000	407,237
BW Real Estate, Inc. 9.500%, (9.500% to 3-30-30, then 5 Year CMT + 5.402%), 03/30/2030 (A)(B)		185,000	190,921
Host Hotels & Resorts LP 3.375%, 12/15/2029		165,000	156,844
SBA Communications Corp.
3.125%, 02/01/2029		565,000	528,451
3.875%, 02/15/2027		370,000	364,422
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
SBA Tower Trust 6.599%, 01/15/2028 (A)		$525,000	$539,060
VICI Properties LP
4.125%, 08/15/2030 (A)		720,000	695,833
5.125%, 05/15/2032		510,000	515,020
5.625%, 04/01/2035		580,000	593,868
			4,292,610
Utilities – 4.1%
American Electric Power Company, Inc. 6.950%, (6.950% to 12-15-34, then 5 Year CMT + 2.675%), 12/15/2054		935,000	1,011,906
CMS Energy Corp. 6.500%, (6.500% to 6-1-35, then 5 Year CMT + 1.961%), 06/01/2055		215,000	222,600
Dominion Energy, Inc.
6.625%, (6.625% to 5-15-35, then 5 Year CMT + 2.207%), 05/15/2055		480,000	496,765
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055		435,000	455,303
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054		615,000	666,837
Duke Energy Corp. 6.450%, (6.450% to 9-1-34, then 5 Year CMT + 2.588%), 09/01/2054		200,000	211,256
E.ON SE 0.625%, 11/07/2031	EUR	320,000	326,496
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076		$890,000	894,561
EUSHI Finance, Inc.
6.250%, (6.250% to 4-1-31, then 5 Year CMT + 2.509%), 04/01/2056		525,000	521,864
7.625%, (7.625% to 12-15-29, then 5 Year CMT + 3.136%), 12/15/2054		250,000	262,102
Exelon Corp. 6.500%, (6.500% to 3-15-35, then 5 Year CMT + 1.975%), 03/15/2055		685,000	715,960
NextEra Energy Capital Holdings, Inc. 6.500%, (6.500% to 8-15-35, then 5 Year CMT + 1.979%), 08/15/2055		310,000	328,372
NRG Energy, Inc. 6.000%, 01/15/2036 (A)		440,000	440,063
Sempra 6.550%, (6.550% to 4-1-35, then 5 Year CMT + 2.138%), 04/01/2055		375,000	383,199
The AES Corp. 7.600%, (7.600% to 1-15-30, then 5 Year CMT + 3.201%), 01/15/2055		1,930,000	1,999,202
The Southern Company 6.375%, (6.375% to 3-15-35, then 5 Year CMT + 2.069%), 03/15/2055		540,000	575,425
			9,511,911
TOTAL CORPORATE BONDS (Cost $104,218,882)			$105,481,771
CONVERTIBLE BONDS – 1.8%
Consumer discretionary – 0.4%
Burlington Stores, Inc. 1.250%, 12/15/2027		400,000	538,600
Marriott Vacations Worldwide Corp. 3.250%, 12/15/2027		415,000	395,578
			934,178

238

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Utilities – 1.4%
CenterPoint Energy, Inc.
3.000%, 08/01/2028 (A)	$470,000	$477,213
4.250%, 08/15/2026	610,000	677,100
FirstEnergy Corp. 3.875%, 01/15/2031 (A)	610,000	658,190
The Southern Company
3.250%, 06/15/2028 (A)	340,000	344,080
4.500%, 06/15/2027	505,000	561,308
TXNM Energy, Inc. 5.750%, 06/01/2054	340,000	443,423
		3,161,314
TOTAL CONVERTIBLE BONDS (Cost $3,693,387)		$4,095,492
TERM LOANS (E) – 9.4%
Communication services – 0.5%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 2.000%) 6.002%, 09/30/2031	274,667	274,582
Delta 2 Lux Sarl, 2024 Term Loan B2 (3 month CME Term SOFR + 2.000%) 6.002%, 09/30/2031	326,333	326,232
TKO Worldwide Holdings LLC, 2025 Term Loan (3 month CME Term SOFR + 2.000%) 6.038%, 11/21/2031	618,331	619,005
		1,219,819
Consumer discretionary – 2.4%
Aramark Services, Inc., 2024 Term Loan B8 (1 and 3 month CME Term SOFR + 2.000%) 6.199%, 06/22/2030	471,027	471,517
Aramark Services, Inc., 2025 Repriced Term Loan (1 month CME Term SOFR + 1.750%) 5.913%, 04/06/2028	129,000	129,000
Clarios Global LP, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%) 6.913%, 01/28/2032	885,000	884,726
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%) 7.413%, 01/23/2032	1,338,855	1,337,182
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 5.908%, 11/08/2030	540,000	540,346
KFC Holding Company, 2021 Term Loan B (1 month CME Term SOFR + 1.750%) 6.000%, 03/15/2028	402,214	403,095
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%) 5.913%, 09/20/2030	1,006,423	1,002,227
Travel + Leisure Company, 2024 Term Loan B (1 month CME Term SOFR + 2.500%) 6.663%, 12/14/2029	837,646	839,431
		5,607,524
Consumer staples – 0.5%
Opal US LLC, USD Term Loan B (3 month CME Term SOFR + 3.250%) 7.252%, 04/28/2032	1,055,000	1,057,110
Energy – 0.5%
Hilcorp Energy I LP, Term Loan B (1 month CME Term SOFR + 2.000%) 6.150%, 02/11/2030	595,791	595,791
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Energy (continued)
Long Ridge Energy LLC, Term Loan B (3 month CME Term SOFR + 4.500%) 8.502%, 02/19/2032	$541,178	$528,493
		1,124,284
Financials – 0.1%
Superannuation & Investments US LLC, 2025 Repriced Term Loan (1 month CME Term SOFR + 3.000%) 7.163%, 12/01/2028	284,288	285,283
Health care – 0.5%
Medline Borrower LP, 2025 Term Loan B (1 month CME Term SOFR + 2.000%) 6.163%, 10/23/2030	1,161,930	1,161,210
Organon & Company, 2024 USD Term Loan (1 month CME Term SOFR + 2.250%) 6.408%, 05/19/2031	110,000	107,113
		1,268,323
Industrials – 2.8%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%) 6.575%, 04/20/2028	217,704	217,252
AAdvantage Loyalty IP, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 3.250%) 7.575%, 05/28/2032	498,750	500,620
AECOM, 2024 Term Loan (1 month CME Term SOFR + 1.750%) 6.066%, 04/18/2031	640,149	644,284
AS Mileage Plan IP, Ltd., 2025 Repriced Term Loan B (3 month CME Term SOFR + 1.750%) 6.075%, 10/15/2031	400,317	400,817
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%) 5.913%, 10/30/2031	824,600	824,600
Clean Harbors, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%) 5.913%, 10/09/2028	386,802	386,802
Clean Harbors, Inc., 2025 Term Loan 09/24/2032 TBD (F)	505,000	505,631
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%) 6.163%, 10/31/2031	233,422	233,410
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%) 6.163%, 10/31/2031	88,786	88,782
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%) 8.163%, 05/21/2032	595,000	576,555
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%) 8.753%, 08/27/2029	693,723	664,240
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%) 6.502%, 02/28/2031	230,167	230,018
TransDigm, Inc., 2024 Term Loan L (3 month CME Term SOFR + 2.500%) 6.502%, 01/19/2032	141,881	141,783
TransDigm, Inc., 2025 Term Loan K (3 month CME Term SOFR + 2.250%) 6.252%, 03/22/2030	83,063	82,963
United Airlines, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.000%) 6.196%, 02/22/2031	592,798	593,788

239

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Industrials (continued)
United Rentals North America, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 1.500%) 5.663%, 02/14/2031	$302,262	$303,489
		6,395,034
Information technology – 0.8%
Clearwater Analytics LLC, 2025 Term Loan B (6 month CME Term SOFR + 2.250%) 6.460%, 04/21/2032	570,000	570,000
Cloud Software Group, Inc., 2025 Term Loan B (2031) (3 month CME Term SOFR + 3.250%) 7.252%, 03/21/2031	763,039	765,663
Kaseya, Inc., 2025 1st Lien Term Loan B (1 month CME Term SOFR + 3.250%) 7.413%, 03/20/2032	586,065	586,598
		1,922,261
Materials – 0.8%
Clydesdale Acquisition Holdings, Inc., 2025 Delayed Draw Term Loan (1 month CME Term SOFR + 3.250%) 7.413%, 04/01/2032	355	355
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%) 7.413%, 04/01/2032	675,733	674,510
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 6.413%, 02/10/2032	1,242,029	1,241,185
		1,916,050
Utilities – 0.5%
NRG Energy, Inc., 2024 Term Loan (3 month CME Term SOFR + 1.750%) 6.064%, 04/16/2031	1,071,931	1,071,598
TOTAL TERM LOANS (Cost $21,947,798)		$21,867,286
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.5%
Commercial and residential – 2.5%
Arroyo Mortgage Trust Series 2019-1, Class A1 3.805%, 01/25/2049 (A)(G)	139,666	136,345
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class A (1 month CME Term SOFR + 1.921%) 6.071%, 08/15/2041 (A)(C)	310,000	311,356
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%), 5.185%, 12/15/2038 (A)(C)	224,310	224,169
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%), 4.965%, 09/15/2036 (A)(C)	184,077	183,502
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%), 5.542%, 03/15/2041 (A)(C)	302,939	303,129
BX Trust
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (A)	325,000	327,385
Series 2024-BIO, Class D (1 month CME Term SOFR + 3.639%), 7.789%, 02/15/2041 (A)(C)	300,000	296,063
Citigroup Commercial Mortgage Trust Series 2023-SMRT, Class A 6.015%, 10/12/2040 (A)(G)	260,000	267,980
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
COLT Mortgage Loan Trust Series 2022-5, Class A1 4.550%, 04/25/2067 (A)(G)	$148,647	$148,113
Credit Suisse Mortgage Capital Certificates Series 2019-NQM1, Class A1 3.656%, 10/25/2059 (A)	26,167	25,885
GCAT Trust Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) 5.269%, 08/25/2067 (A)	167,486	167,288
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2037 (A)	2,603,443	40,806
Series 2007-4, Class ES IO, 0.350%, 07/19/2037	2,695,826	42,265
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)	2,959,038	35,253
InTown Mortgage Trust
Series 2025-STAY, Class B (1 month CME Term SOFR + 1.750%), 5.900%, 03/15/2042 (A)(C)	340,000	339,363
Series 2025-STAY, Class C (1 month CME Term SOFR + 2.250%), 6.400%, 03/15/2042 (A)(C)	285,000	284,466
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%), 5.445%, 05/15/2039 (A)(C)	530,000	515,425
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%), 5.944%, 05/15/2039 (A)(C)	875,000	820,251
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 5.270%, 11/25/2034 (G)	49,609	49,368
NYC Commercial Mortgage Trust Series 2025-3BP, Class A (1 month CME Term SOFR + 1.213%) 5.363%, 02/15/2042 (A)(C)	280,000	279,293
ROCK Trust Series 2024-CNTR, Class D 7.109%, 11/13/2041 (A)	605,000	631,092
SCOTT Trust Series 2023-SFS, Class AS 6.204%, 03/10/2040 (A)	165,000	167,203
Verus Securitization Trust
Series 2022-8, Class A3 (6.127% to 10-1-26, then 7.127% thereafter), 6.127%, 09/25/2067 (A)	224,051	223,341
Series 2024-1, Class A1 (5.712% to 1-1-28, then 6.712% thereafter), 5.712%, 01/25/2069 (A)	126,922	127,748
		5,947,089
U.S. Government Agency – 3.0%
Federal Home Loan Mortgage Corp.
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%), 6.556%, 05/25/2042 (A)(C)	177,841	179,667
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%), 7.706%, 05/25/2042 (A)(C)	610,000	633,064

240

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2022-DNA6, Class M1A (30 day Average SOFR + 2.150%), 6.506%, 09/25/2042 (A)(C)	$221,291	$222,537
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%), 6.856%, 03/25/2052 (A)(C)	190,669	192,635
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%), 7.856%, 03/25/2042 (A)(C)	200,000	206,246
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%), 7.906%, 08/25/2042 (A)(C)	295,000	308,814
Series 2024-HQA1, Class M2 (30 day Average SOFR + 2.000%), 6.356%, 03/25/2044 (A)(C)	730,000	737,294
Series 2025-HQA1, Class M1 (30 day Average SOFR + 1.150%), 5.506%, 02/25/2045 (A)(C)	396,313	396,312
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%), 6.006%, 02/25/2045 (A)(C)	420,000	420,000
Federal National Mortgage Association
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%), 10.556%, 11/25/2041 (A)(C)	285,000	297,034
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%), 5.356%, 12/25/2041 (A)(C)	59,011	58,956
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%), 6.456%, 03/25/2042 (A)(C)	172,952	174,979
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%), 6.356%, 03/25/2042 (A)(C)	255,093	258,953
Series 2022-R05, Class 2M2 (30 day Average SOFR + 3.000%), 7.356%, 04/25/2042 (A)(C)	575,000	590,379
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%), 7.106%, 05/25/2042 (A)(C)	189,947	194,384
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%), 6.856%, 09/25/2042 (A)(C)	168,696	171,068
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%), 6.756%, 12/25/2042 (A)(C)	298,704	305,638
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%), 8.256%, 04/25/2043 (A)(C)	195,000	206,208
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%), 7.056%, 07/25/2043 (A)(C)	245,000	253,148
Series 2024-R02, Class 1M1 (30 day Average SOFR + 1.100%), 5.456%, 02/25/2044 (A)(C)	294,281	294,099
Series 2025-R02, Class 1M2 (30 day Average SOFR + 1.600%), 5.956%, 02/25/2045 (A)(C)	445,000	445,689
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2025-R04, Class 1M1 (30 day Average SOFR + 1.200%), 5.556%, 05/25/2045 (A)(C)	$356,712	$357,538
		6,904,642
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,628,174)		$12,851,731
ASSET-BACKED SECURITIES – 1.5%
AutoNation Finance Trust
Series 2025-1A, Class C 5.190%, 12/10/2030 (A)	265,000	269,902
Series 2025-1A, Class D 5.630%, 09/10/2032 (A)	170,000	173,623
DataBank Issuer Series 2023-1A, Class A2 5.116%, 02/25/2053 (A)	200,000	199,628
DB Master Finance LLC Series 2019-1A, Class A2II 4.021%, 05/20/2049 (A)	319,600	318,455
Domino's Pizza Master Issuer LLC Series 2025-1A, Class A2II 5.217%, 07/25/2055 (A)	175,000	176,383
FirstKey Homes Trust Series 2020-SFR2, Class A 1.266%, 10/19/2037 (A)	213,632	212,635
Home Partners of America Trust Series 2019-1, Class B 3.157%, 09/17/2039 (A)	179,113	174,465
Jersey Mike's Funding LLC Series 2024-1A, Class A2 5.636%, 02/15/2055 (A)	552,225	562,762
MetroNet Infrastructure Issuer LLC Series 2025-2A, Class B 5.590%, 08/20/2055 (A)	480,000	483,540
OCCU Auto Receivables Trust Series 2022-1A, Class A3 5.500%, 10/15/2027 (A)	54,073	54,141
Taco Bell Funding LLC Series 2025-1A, Class A2II 5.049%, 08/25/2055 (A)	505,000	506,198
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (A)	310,000	315,716
TOTAL ASSET-BACKED SECURITIES (Cost $3,381,061)		$3,447,448
PREFERRED SECURITIES – 3.9%
Financials – 2.3%
Bank of Hawaii Corp., 8.000% (H)	18,200	475,930
Citizens Financial Group, Inc., 6.500% (6.500% 10-6-30, then 5 Year CMT + 2.629%)	45,950	1,160,238
Comerica, Inc., 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	39,675	1,001,000
First Busey Corp., 8.250%	16,925	432,434
Huntington Bancshares, Inc., 4.500%	99	1,839
Live Oak Bancshares, Inc., 8.375%	13,025	339,432
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%)	25,250	701,698
WesBanco, Inc., 7.375% (7.375% to 10-1-30, then 5 Year CMT + 3.795%)	37,475	951,116

241

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Financials (continued)
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%)	14,525	$394,499
		5,458,186
Industrials – 0.7%
QXO, Inc., 5.500%	19,000	1,044,810
The Boeing Company, 6.000%	6,950	483,512
		1,528,322
Information technology – 0.3%
Hewlett Packard Enterprise Company, 7.625%	9,000	611,100
Utilities – 0.6%
NextEra Energy, Inc., 7.234%	31,300	1,472,039
TOTAL PREFERRED SECURITIES (Cost $8,451,679)		$9,069,647
PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Over the Counter Option on the USD vs. CNY (Expiration Date: 11-4-25; Strike Price: $7.40; Counterparty: JPMorgan Chase Bank, N.A.) (I)(J)	4,150,000	4
TOTAL PURCHASED OPTIONS (Cost $47,103)		$4
SHORT-TERM INVESTMENTS – 2.5%
Short-term funds – 2.5%
John Hancock Collateral Trust, 4.0668% (K)(L)	569,061	5,692,546
TOTAL SHORT-TERM INVESTMENTS (Cost $5,692,656)		$5,692,546
Total Investments (Strategic Income Opportunities Trust) (Cost $227,681,251) – 99.5%		$230,197,808
Other assets and liabilities, net – 0.5%		1,210,781
TOTAL NET ASSETS – 100.0%		$231,408,589
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
Strategic Income Opportunities Trust (continued)
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $60,920,105 or 26.3% of the fund's net assets as of 9-30-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Security purchased or sold on a when-issued or delayed-delivery basis.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $110,544.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
(K)	The rate shown is the annualized seven-day yield as of 9-30-25.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $113,396.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	25	Long	Dec 2025	$3,764,916	$3,773,707	$8,791
10-Year Canada Government Bond Futures	17	Short	Dec 2025	(1,465,935)	(1,495,883)	(29,948)
10-Year U.S. Treasury Note Futures	35	Short	Dec 2025	(3,927,914)	(3,937,500)	(9,586)
2-Year U.S. Treasury Note Futures	9	Short	Dec 2025	(1,880,542)	(1,875,586)	4,956
Euro-BTP Italian Government Bond Futures	30	Short	Dec 2025	(4,193,792)	(4,220,947)	(27,155)
Euro-OAT Futures	7	Short	Dec 2025	(990,468)	(997,297)	(6,829)
U.S. Treasury Long Bond Futures	6	Short	Dec 2025	(686,709)	(699,563)	(12,854)
						$(72,625)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
242

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,317,218	USD	1,515,949	CITI	12/17/2025	$18,736	—
EUR	3,146,250	USD	3,733,506	JPM	10/22/2025	—	$(35,150)
EUR	4,195,000	USD	4,950,438	SCB	10/22/2025	—	(19,297)
EUR	2,097,500	USD	2,474,366	UBS	10/22/2025	—	(8,796)
MXN	21,160,621	USD	1,138,732	CITI	12/17/2025	7,415	—
NOK	10,041,288	USD	1,017,680	CITI	12/17/2025	—	(11,275)
NOK	6,980,165	USD	697,358	RBC	12/17/2025	2,241	—
SGD	23,000	USD	18,019	SCB	12/17/2025	—	(87)
USD	2,150,073	AUD	3,244,081	HUS	12/17/2025	1,530	—
USD	2,905,680	AUD	4,344,752	MSCS	12/17/2025	28,167	—
USD	2,503,351	EUR	2,099,500	GSI	10/22/2025	35,430	—
USD	7,434,596	EUR	6,298,500	JPM	10/22/2025	30,831	—
USD	1,238,356	EUR	1,049,750	RBC	10/22/2025	4,396	—
USD	1,240,835	EUR	1,049,750	SSB	10/22/2025	6,874	—
USD	1,238,952	EUR	1,049,750	UBS	10/22/2025	4,991	—
USD	387,372	EUR	327,771	BARC	12/17/2025	864	—
USD	2,711,260	EUR	2,296,895	HUS	12/17/2025	2,764	—
USD	757,792	EUR	641,886	JPM	12/17/2025	881	—
USD	1,900,049	EUR	1,607,827	RBC	12/17/2025	4,102	—
USD	1,094,331	GBP	804,265	BARC	12/17/2025	12,566	—
USD	89,813	GBP	66,241	BNY	12/17/2025	716	—
USD	342,251	GBP	250,581	HUS	12/17/2025	5,210	—
USD	805,583	GBP	593,784	JPM	12/17/2025	6,922	—
USD	1,807,956	GBP	1,333,578	MSCS	12/17/2025	14,246	—
USD	1,233,909	GBP	909,154	UBS	12/17/2025	11,064	—
USD	1,820,205	MXN	34,341,256	JPM	12/17/2025	—	(39,861)
USD	858,369	MXN	16,153,226	SCB	12/17/2025	—	(16,557)
USD	1,009,437	NOK	10,002,815	BARC	12/17/2025	6,888	—
USD	1,103,651	NOK	10,988,731	GSI	12/17/2025	2,287	—
USD	1,017,182	NOK	10,060,439	SCB	12/17/2025	8,858	—
USD	925,241	NZD	1,541,696	BARC	12/17/2025	28,834	—
USD	1,228,760	NZD	2,074,080	MSCS	12/17/2025	22,803	—
USD	987,241	NZD	1,648,782	TD	12/17/2025	28,570	—
USD	2,760,664	SGD	3,523,574	BARC	12/17/2025	13,585	—
USD	1,946,268	SGD	2,492,177	GSI	12/17/2025	3,296	—
USD	2,070,498	SGD	2,642,805	HUS	12/17/2025	10,092	—
						$325,159	$(131,023)

WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar vs. Chinese Yuan	JPM	USD	7.65	Nov 2025	4,150,000	$22,742	$(4)
						$22,742	$(4)
Puts
Euro vs. U.S. Dollar	GSI	EUR	1.15	Oct 2025	9,040,000	20,792	(6,442)
Euro vs. U.S. Dollar	JPM	EUR	1.16	Oct 2025	13,685,000	33,939	(25,177)
						$54,731	$(31,619)
						$77,473	$(31,623)
* For this type of option, notional amounts are equivalent to number of contracts.
Derivatives Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
243

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
Derivatives Abbreviations
BARC	Barclays Bank PLC
BNY	The Bank of New York Mellon
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 71.0%
U.S. Government – 45.9%
U.S. Treasury Bonds
1.250%, 05/15/2050	$6,025,000	$2,955,310
2.000%, 11/15/2041	6,000,000	4,213,594
2.000%, 08/15/2051	12,000,000	7,030,313
2.250%, 08/15/2049	2,000,000	1,276,563
2.750%, 08/15/2047	3,000,000	2,174,766
2.875%, 05/15/2049	1,500,000	1,094,297
3.000%, 02/15/2047 to 02/15/2049	21,995,000	16,673,674
3.375%, 08/15/2042	3,960,000	3,374,044
3.625%, 02/15/2053 to 05/15/2053	6,320,000	5,221,787
3.875%, 02/15/2043	3,030,000	2,750,080
4.000%, 11/15/2052	6,000,000	5,309,766
4.125%, 08/15/2053	1,725,000	1,559,171
4.250%, 05/15/2039 to 08/15/2054	18,999,000	17,774,960
4.375%, 05/15/2041	780,000	766,441
4.500%, 02/15/2044	1,910,000	1,868,144
4.625%, 02/15/2040 to 05/15/2044	6,500,000	6,577,910
4.750%, 02/15/2041 to 08/15/2055	21,041,000	21,161,210
4.875%, 08/15/2045	400,000	408,938
5.000%, 05/15/2045	5,555,000	5,768,520
U.S. Treasury Notes
1.500%, 01/31/2027	6,825,000	6,631,980
2.250%, 11/15/2027	19,795,000	19,244,452
2.875%, 05/15/2028	4,800,000	4,710,187
3.375%, 09/15/2028	10,000,000	9,932,031
3.625%, 08/15/2028 to 09/30/2030	30,614,000	30,475,335
3.750%, 04/30/2027 to 12/31/2028	29,935,000	30,020,496
3.875%, 03/31/2027 to 09/30/2032	55,292,000	55,497,538
4.000%, 12/15/2027 to 07/31/2032	45,603,000	45,991,397
4.125%, 10/31/2026 to 11/15/2032	76,451,000	77,301,541
4.250%, 11/30/2026 to 08/15/2035	48,907,000	49,470,447
4.375%, 07/15/2027 to 01/31/2032	12,613,000	12,902,663
4.500%, 05/15/2027 to 11/15/2033	25,100,000	25,853,008
4.625%, 06/15/2027 to 05/31/2031	20,120,000	20,814,404
		496,804,967
U.S. Government Agency – 25.1%
Federal Home Loan Bank
4.100%, 08/28/2029	1,000,000	997,692
5.500%, 07/15/2036	1,690,000	1,849,989
Federal Home Loan Mortgage Corp.
1.500%, 12/01/2036 to 03/01/2051	4,639,145	3,747,896
2.000%, 07/01/2035 to 12/01/2051	8,003,604	6,637,943
2.500%, 04/01/2031 to 05/01/2052	11,184,866	9,570,091
3.000%, 07/01/2032 to 08/01/2052	10,077,993	9,056,057
3.500%, 12/01/2025 to 07/01/2052	5,933,569	5,503,067
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.000%, 12/01/2039 to 09/01/2047	$941,904	$911,593
4.500%, 07/01/2029 to 07/01/2052	5,707,770	5,600,655
5.000%, 07/01/2035 to 07/01/2053	4,234,789	4,225,171
5.500%, 04/01/2027 to 07/01/2055	10,750,806	10,906,929
6.000%, 10/01/2036 to 05/01/2055	11,444,163	11,764,810
6.250%, 07/15/2032	450,000	510,812
6.500%, 08/01/2037 to 09/01/2053	1,537,316	1,607,753
6.586%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.836%), 08/01/2037 (A)	204,558	211,864
6.750%, 09/15/2029	1,200,000	1,334,775
7.000%, 04/01/2029 to 04/01/2032	4,737	4,967
7.500%, 09/01/2030 to 03/01/2032	2,619	2,791
8.000%, 02/01/2030	139	145
Federal National Mortgage Association
1.500%, 11/01/2036 to 02/01/2051	4,853,502	4,162,800
2.000%, 02/01/2035 to 06/01/2052	49,845,970	41,556,114
2.500%, 05/01/2028 to 04/01/2052	28,087,535	24,377,154
3.000%, 01/01/2027 to 03/01/2052	14,524,439	13,155,578
3.500%, 12/01/2025 to 07/01/2052	9,492,110	8,847,581
4.000%, 02/01/2031 to 04/01/2053	13,409,235	12,866,832
4.500%, 08/01/2033 to 07/01/2053	3,837,930	3,773,849
5.000%, 12/01/2034 to 10/01/2054	8,213,678	8,221,499
5.500%, 01/01/2034 to 02/01/2055	6,163,970	6,261,124
5.625%, 07/15/2037	500,000	553,089
6.000%, 07/01/2027 to 07/01/2055	5,062,875	5,198,737
6.036%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.411%), 07/01/2034 (A)	27,883	28,300
6.307%, (1 Year CMT + 2.185%), 05/01/2036 (A)	26,791	27,454
6.335%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.335%), 01/01/2035 (A)	8,002	8,152
6.376%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.580%), 09/01/2037 (A)	29,497	30,402
6.500%, 07/01/2031 to 12/01/2053	2,043,774	2,125,406
6.875%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.875%), 04/01/2037 (A)	36,543	38,020
7.000%, 02/01/2031 to 10/01/2038	21,115	22,508
7.125%, 01/15/2030	209,000	237,680
7.250%, 05/15/2030	1,450,000	1,664,676

244

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
7.500%, 09/01/2030 to 08/01/2031	$8,940	$9,432
8.000%, 08/01/2030 to 09/01/2031	1,089	1,141
8.500%, 09/01/2030	130	138
Government National Mortgage Association
2.000%, 11/20/2050 to 08/20/2051	10,924,470	9,043,550
2.500%, 08/20/2050 to 11/20/2051	11,488,683	9,897,927
3.000%, 08/15/2043 to 05/20/2053	8,817,743	7,933,677
3.500%, 04/15/2042 to 01/20/2052	6,592,091	6,129,762
4.000%, 11/15/2026 to 03/20/2053	5,375,201	5,139,124
4.500%, 08/15/2033 to 07/20/2053	5,431,653	5,316,896
5.000%, 08/15/2033 to 10/20/2054	6,463,357	6,467,910
5.500%, 11/15/2032 to 02/20/2055	7,926,650	8,022,857
6.000%, 07/15/2029 to 06/20/2055	4,836,624	4,941,734
6.500%, 05/15/2028 to 11/20/2052	745,004	769,797
7.000%, 08/15/2029 to 05/15/2032	8,160	8,371
7.500%, 09/15/2030 to 01/15/2031	2,388	2,479
		271,286,750
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $805,221,666)		$768,091,717
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Canada – 0.0%
Province of British Columbia 6.500%, 01/15/2026	490,000	493,044
Chile – 0.1%
Republic of Chile 3.100%, 05/07/2041	675,000	513,068
Indonesia – 0.1%
Republic of Indonesia 3.850%, 10/15/2030	1,050,000	1,029,105
Italy – 0.1%
Republic of Italy 5.375%, 06/15/2033	1,000,000	1,054,302
Japan – 0.1%
Japan Bank for International Cooperation 3.500%, 10/31/2028	830,000	821,903
Mexico – 0.3%
Government of Mexico
3.750%, 01/11/2028	2,000,000	1,977,500
6.050%, 01/11/2040	930,000	933,999
		2,911,499
Panama – 0.0%
Republic of Panama 6.700%, 01/26/2036	370,000	390,184
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037	250,000	278,000
Poland – 0.1%
Republic of Poland 5.125%, 09/18/2034	1,000,000	1,022,183
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,642,198)		$8,513,288
CORPORATE BONDS – 24.7%
Communication services – 1.8%
Alphabet, Inc.
1.100%, 08/15/2030	300,000	262,743
2.050%, 08/15/2050	400,000	227,684
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
AT&T, Inc.
2.550%, 12/01/2033	$665,000	$566,254
3.800%, 12/01/2057	644,000	459,203
4.750%, 05/15/2046	700,000	625,081
4.850%, 07/15/2045	500,000	449,125
5.150%, 03/15/2042	115,000	111,654
5.400%, 02/15/2034	800,000	831,476
6.375%, 03/01/2041	380,000	410,136
British Telecommunications PLC 9.625%, 12/15/2030	205,000	252,411
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	541,351
5.050%, 03/30/2029	420,000	425,499
5.375%, 05/01/2047	525,000	453,775
Comcast Corp.
2.350%, 01/15/2027	275,000	269,515
2.887%, 11/01/2051	256,000	157,689
3.450%, 02/01/2050	500,000	349,537
3.999%, 11/01/2049	545,000	420,285
4.049%, 11/01/2052	1,065,000	816,560
4.600%, 10/15/2038	200,000	188,441
6.500%, 11/15/2035	72,000	80,555
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	161,000	189,772
Fox Corp. 3.500%, 04/08/2030	640,000	619,925
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	202,129
Meta Platforms, Inc.
4.600%, 05/15/2028	250,000	255,116
4.950%, 05/15/2033	745,000	771,365
Netflix, Inc. 4.875%, 04/15/2028	320,000	327,031
Oracle Corp. 4.200%, 09/27/2029	300,000	299,372
Paramount Global 4.950%, 05/19/2050	495,000	393,535
Rogers Communications, Inc. 4.500%, 03/15/2042	735,000	639,886
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	117,257
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	259,486
Telefonica Europe BV 8.250%, 09/15/2030	380,000	439,041
The Walt Disney Company
2.650%, 01/13/2031	400,000	372,155
6.200%, 12/15/2034	480,000	541,570
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	570,000	668,718
T-Mobile USA, Inc.
3.000%, 02/15/2041	430,000	323,112
3.875%, 04/15/2030	635,000	622,674
4.500%, 04/15/2050	700,000	588,853
5.750%, 01/15/2054	750,000	749,987
TWDC Enterprises 18 Corp. 4.125%, 06/01/2044	525,000	448,368
Verizon Communications, Inc.
1.680%, 10/30/2030	200,000	175,865
2.875%, 11/20/2050	500,000	319,123
4.016%, 12/03/2029	535,000	531,277
4.522%, 09/15/2048	1,335,000	1,145,353

245

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Vodafone Group PLC 6.150%, 02/27/2037	$330,000	$359,580
		19,259,524
Consumer discretionary – 1.5%
Amazon.com, Inc.
2.100%, 05/12/2031	400,000	359,864
2.500%, 06/03/2050	800,000	494,213
4.050%, 08/22/2047	450,000	380,693
4.700%, 12/01/2032	750,000	770,846
American Honda Finance Corp. 1.800%, 01/13/2031	625,000	545,716
AutoZone, Inc. 3.750%, 06/01/2027	635,000	631,228
Booking Holdings, Inc. 3.550%, 03/15/2028	320,000	316,592
Chevron USA, Inc. 4.300%, 10/15/2030	300,000	301,635
Choice Hotels International, Inc. 3.700%, 01/15/2031	200,000	187,237
D.R. Horton, Inc. 1.400%, 10/15/2027	220,000	208,721
Expedia Group, Inc. 3.250%, 02/15/2030	300,000	286,634
Ford Motor Credit Company LLC 6.798%, 11/07/2028	720,000	751,719
General Motors Company 5.400%, 04/01/2048 (B)	315,000	287,224
General Motors Financial Company, Inc.
2.400%, 10/15/2028	345,000	326,460
3.100%, 01/12/2032	380,000	342,353
3.600%, 06/21/2030	420,000	400,130
5.350%, 07/15/2027	300,000	305,431
5.900%, 01/07/2035	350,000	361,110
5.950%, 04/04/2034	220,000	228,481
Honda Motor Company Ltd. 5.337%, 07/08/2035	300,000	305,675
Lennar Corp. 4.750%, 11/29/2027	315,000	317,983
Lowe's Companies, Inc.
3.650%, 04/05/2029	600,000	589,639
3.750%, 04/01/2032	550,000	526,099
McDonald's Corp.
4.950%, 03/03/2035 (B)	500,000	506,579
5.000%, 05/17/2029	550,000	566,244
NIKE, Inc. 2.850%, 03/27/2030	250,000	237,453
President and Fellows of Harvard College 4.887%, 03/15/2030	1,000,000	1,029,736
Starbucks Corp. 3.550%, 08/15/2029	315,000	308,633
The Home Depot, Inc.
1.375%, 03/15/2031	645,000	555,937
2.700%, 04/15/2030	650,000	612,267
4.250%, 04/01/2046	310,000	266,187
5.875%, 12/16/2036	155,000	168,789
The TJX Companies, Inc.
3.875%, 04/15/2030	400,000	396,487
4.500%, 04/15/2050	530,000	467,054
Toll Brothers Finance Corp. 3.800%, 11/01/2029	200,000	195,779
Toyota Motor Credit Corp.
1.150%, 08/13/2027	530,000	504,422
1.900%, 09/12/2031	730,000	637,131
3.050%, 01/11/2028	530,000	519,180
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Trustees of Dartmouth College 4.273%, 06/01/2030	$500,000	$503,546
Yale University 4.701%, 04/15/2032	100,000	101,743
		16,802,850
Consumer staples – 1.4%
Altria Group, Inc.
3.400%, 02/04/2041	425,000	329,420
4.500%, 05/02/2043	500,000	431,197
Anheuser-Busch Companies LLC 4.900%, 02/01/2046	464,000	434,689
Anheuser-Busch InBev Worldwide, Inc.
4.900%, 01/23/2031	340,000	351,290
5.000%, 06/15/2034	335,000	345,599
5.450%, 01/23/2039	250,000	258,304
BAT Capital Corp.
2.726%, 03/25/2031	650,000	593,873
5.625%, 08/15/2035	500,000	519,502
Constellation Brands, Inc. 4.500%, 05/09/2047	370,000	310,803
Costco Wholesale Corp. 1.600%, 04/20/2030	525,000	473,318
Diageo Capital PLC 2.000%, 04/29/2030	300,000	272,834
General Mills, Inc. 2.875%, 04/15/2030	635,000	595,977
JBS USA LUX SA
4.375%, 02/02/2052	375,000	294,831
5.750%, 04/01/2033	425,000	443,840
Kellanova 5.250%, 03/01/2033	200,000	207,310
Kenvue, Inc. 4.900%, 03/22/2033	525,000	533,693
Keurig Dr. Pepper, Inc. 4.597%, 05/25/2028	525,000	528,008
Kimberly-Clark Corp.
3.200%, 07/30/2046	300,000	219,167
4.500%, 02/16/2033	220,000	222,483
Kraft Heinz Foods Company
4.375%, 06/01/2046	500,000	416,094
4.625%, 01/30/2029	290,000	292,478
6.875%, 01/26/2039	40,000	44,628
Molson Coors Beverage Company
4.200%, 07/15/2046	150,000	122,201
5.000%, 05/01/2042	150,000	140,190
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	255,394
PepsiCo, Inc.
3.000%, 10/15/2027	500,000	492,341
4.000%, 03/05/2042	270,000	233,689
4.600%, 02/07/2030	285,000	291,119
5.500%, 01/15/2040	305,000	321,633
Philip Morris International, Inc. 6.375%, 05/16/2038	300,000	336,682
Sysco Corp.
5.400%, 03/23/2035	50,000	51,670
6.600%, 04/01/2050	1,000,000	1,111,283
Target Corp. 3.900%, 11/15/2047	520,000	415,747
The Coca-Cola Company
2.125%, 09/06/2029	425,000	397,775
2.500%, 06/01/2040	430,000	319,870
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	635,000	592,056

246

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
The Kroger Company
4.450%, 02/01/2047	$300,000	$255,772
5.000%, 09/15/2034	300,000	302,547
The Procter & Gamble Company 3.600%, 03/25/2050	630,000	491,187
Tyson Foods, Inc. 4.350%, 03/01/2029	425,000	425,327
Walmart, Inc.
3.250%, 07/08/2029	640,000	627,149
4.050%, 06/29/2048	520,000	438,308
		15,741,278
Energy – 1.8%
Baker Hughes Holdings LLC
3.337%, 12/15/2027	500,000	492,900
4.486%, 05/01/2030	550,000	555,068
Berry Global, Inc. 5.500%, 04/15/2028	280,000	287,885
BP Capital Markets America, Inc.
4.893%, 09/11/2033	525,000	532,605
5.017%, 11/17/2027	525,000	536,105
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	305,000	325,539
Cenovus Energy, Inc.
4.250%, 04/15/2027	330,000	329,978
5.400%, 06/15/2047	300,000	276,304
ConocoPhillips Company
4.300%, 11/15/2044	330,000	284,695
5.000%, 01/15/2035	300,000	303,915
Devon Energy Corp.
5.000%, 06/15/2045	885,000	770,495
7.875%, 09/30/2031	210,000	243,719
Diamondback Energy, Inc.
5.150%, 01/30/2030	325,000	334,708
5.750%, 04/18/2054	200,000	192,518
Enbridge, Inc.
3.700%, 07/15/2027	300,000	297,542
4.500%, 06/10/2044	335,000	286,032
5.700%, 03/08/2033	525,000	552,488
Energy Transfer LP
3.750%, 05/15/2030	455,000	441,837
5.500%, 06/01/2027	635,000	646,011
6.125%, 12/15/2045	370,000	372,507
6.500%, 02/01/2042	250,000	264,789
Enterprise Products Operating LLC
3.200%, 02/15/2052	700,000	474,567
4.850%, 08/15/2042	325,000	302,775
4.950%, 02/15/2035	200,000	201,663
6.875%, 03/01/2033	130,000	147,394
Exxon Mobil Corp.
2.995%, 08/16/2039	425,000	340,048
3.482%, 03/19/2030	520,000	507,893
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	75,000	80,108
6.500%, 09/01/2039	180,000	194,875
Kinder Morgan, Inc.
5.000%, 02/01/2029	625,000	639,076
5.550%, 06/01/2045	400,000	388,520
MPLX LP
4.800%, 02/15/2029	420,000	425,844
5.000%, 03/01/2033	315,000	315,078
5.200%, 03/01/2047	155,000	139,292
5.950%, 04/01/2055	200,000	195,518
Occidental Petroleum Corp.
5.200%, 08/01/2029	250,000	253,675
5.375%, 01/01/2032	100,000	101,698
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Occidental Petroleum Corp. (continued)
6.625%, 09/01/2030	$385,000	$412,498
ONEOK Partners LP 6.650%, 10/01/2036	288,000	314,699
ONEOK, Inc.
5.650%, 11/01/2028	390,000	404,432
6.625%, 09/01/2053	500,000	531,895
Ovintiv, Inc. 6.500%, 08/15/2034	290,000	309,668
Phillips 66 Company 3.750%, 03/01/2028	230,000	227,812
Plains All American Pipeline LP
4.700%, 01/15/2031	80,000	80,170
4.900%, 02/15/2045	395,000	344,506
Shell Finance US, Inc. 4.375%, 05/11/2045	1,000,000	873,639
Shell International Finance BV 6.375%, 12/15/2038	130,000	147,088
Suncor Energy, Inc. 5.950%, 05/15/2035	163,000	168,484
Targa Resources Partners LP 4.000%, 01/15/2032	500,000	474,172
The Williams Companies, Inc.
3.500%, 11/15/2030	425,000	406,210
5.100%, 09/15/2045	420,000	388,815
5.300%, 09/30/2035	150,000	152,215
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	425,000	447,028
Valero Energy Corp. 7.500%, 04/15/2032	270,000	312,311
		19,031,306
Financials – 8.1%
Ally Financial, Inc.
5.548%, (5.548% to 7-31-32, then Overnight SOFR + 1.780%), 07/31/2033	295,000	296,092
6.184%, (6.184% to 7-26-34, then Overnight SOFR + 2.290%), 07/26/2035	160,000	165,023
American Express Company 4.420%, (4.420% to 8-3-32, then Overnight SOFR + 1.760%), 08/03/2033	1,046,000	1,036,413
American International Group, Inc. 5.125%, 03/27/2033	440,000	452,639
Ameriprise Financial, Inc. 5.150%, 05/15/2033	525,000	544,017
Aon Corp. 2.050%, 08/23/2031	440,000	386,564
Aon North America, Inc. 5.450%, 03/01/2034	300,000	312,511
Arch Capital Finance LLC 4.011%, 12/15/2026	400,000	399,246
Ares Capital Corp. 5.875%, 03/01/2029	525,000	540,151
Arthur J. Gallagher & Company
5.450%, 07/15/2034	400,000	414,227
5.550%, 02/15/2055	300,000	293,175
Athene Holding, Ltd.
4.125%, 01/12/2028	225,000	224,633
6.250%, 04/01/2054	250,000	254,872
Banco Santander SA 1.722%, (1.722% to 9-14-26, then 1 Year CMT + 0.900%), 09/14/2027	700,000	683,074

247

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp.
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	$1,437,000	$1,415,076
3.970%, (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%), 03/05/2029	500,000	497,569
3.974%, (3.974% to 2-7-29, then 3 month CME Term SOFR + 1.472%), 02/07/2030	2,105,000	2,089,469
4.443%, (4.443% to 1-20-47, then 3 month CME Term SOFR + 2.252%), 01/20/2048	520,000	456,072
5.468%, (5.468% to 1-23-34, then Overnight SOFR + 1.650%), 01/23/2035	615,000	642,202
5.511%, (5.511% to 1-24-35, then Overnight SOFR + 1.310%), 01/24/2036	680,000	710,813
7.750%, 05/14/2038	480,000	586,232
Bank of Montreal 5.511%, 06/04/2031	500,000	526,647
Barclays PLC
4.950%, 01/10/2047	320,000	294,924
5.367%, (5.367% to 2-25-30, then Overnight SOFR + 1.230%), 02/25/2031	250,000	257,788
5.674%, (5.674% to 3-12-27, then Overnight SOFR + 1.490%), 03/12/2028	500,000	509,724
7.437%, (7.437% to 11-2-32, then 1 Year CMT + 3.500%), 11/02/2033	750,000	860,568
Berkshire Hathaway Finance Corp. 4.400%, 05/15/2042	630,000	588,638
Blackstone Private Credit Fund 5.950%, 07/16/2029	315,000	324,057
Capital One Financial Corp.
5.197%, (5.197% to 9-11-35, then Overnight SOFR + 1.630%), 09/11/2036	300,000	296,700
5.268%, (5.268% to 5-10-32, then Overnight SOFR + 2.370%), 05/10/2033	505,000	516,430
5.700%, (5.700% to 2-1-29, then Overnight SOFR + 1.905%), 02/01/2030	650,000	674,840
Capital One NA 4.650%, 09/13/2028	250,000	253,000
Chubb INA Holdings LLC 4.900%, 08/15/2035	300,000	301,783
Citigroup, Inc.
1.462%, (1.462% to 6-9-26, then Overnight SOFR + 0.770%), 06/09/2027	685,000	671,971
2.561%, (2.561% to 5-1-31, then Overnight SOFR + 1.167%), 05/01/2032	745,000	671,468
2.666%, (2.666% to 1-29-30, then Overnight SOFR + 1.146%), 01/29/2031	700,000	650,704
4.281%, (4.281% to 4-24-47, then 3 month CME Term SOFR + 2.101%), 04/24/2048	420,000	356,776
4.450%, 09/29/2027	500,000	502,035
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (continued)
4.658%, (4.658% to 5-24-27, then Overnight SOFR + 1.887%), 05/24/2028	$700,000	$705,264
5.449%, (5.449% to 6-11-34, then Overnight SOFR + 1.447%), 06/11/2035	865,000	896,986
Citizens Financial Group, Inc.
5.253%, (5.253% to 3-5-30, then Overnight SOFR + 1.259%), 03/05/2031	200,000	204,974
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	215,000	224,490
CNA Financial Corp. 3.900%, 05/01/2029	320,000	315,867
CNO Financial Group, Inc. 5.250%, 05/30/2029	210,000	213,623
Corebridge Financial, Inc. 3.900%, 04/05/2032	265,000	253,022
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	300,000	276,319
5.297%, (5.297% to 5-9-30, then Overnight SOFR + 1.720%), 05/09/2031	150,000	153,655
5.403%, (5.403% to 9-11-34, then Overnight SOFR + 2.050%), 09/11/2035	350,000	356,897
5.706%, (5.706% to 2-8-27, then Overnight SOFR + 1.594%), 02/08/2028	250,000	254,542
European Investment Bank
4.375%, 03/19/2027	1,500,000	1,513,604
4.875%, 02/15/2036	1,000,000	1,053,674
Fifth Third Bancorp
5.631%, (5.631% to 1-29-31, then Overnight SOFR + 1.840%), 01/29/2032	300,000	314,505
6.339%, (6.339% to 7-27-28, then Overnight SOFR + 2.340%), 07/27/2029	315,000	331,904
Fiserv, Inc. 2.250%, 06/01/2027	630,000	611,940
Five Corners Funding Trust II 2.850%, 05/15/2030 (C)	630,000	590,136
GE Capital International Funding Company 4.418%, 11/15/2035	647,000	633,436
Global Payments, Inc. 4.450%, 06/01/2028	425,000	425,685
Hartford Insurance Group, Inc. 5.950%, 10/15/2036	170,000	183,162
HSBC Holdings PLC
2.848%, (2.848% to 6-4-30, then Overnight SOFR + 2.387%), 06/04/2031	1,000,000	929,802
4.583%, (4.583% to 6-19-28, then 3 month CME Term SOFR + 1.796%), 06/19/2029	1,050,000	1,057,428
5.240%, (5.240% to 5-13-30, then Overnight SOFR + 1.570%), 05/13/2031	250,000	257,263
6.500%, 09/15/2037	695,000	757,075

248

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Huntington Bancshares, Inc.
5.272%, (5.272% to 1-15-30, then Overnight SOFR + 1.276%), 01/15/2031	$200,000	$206,134
6.141%, (6.141% to 11-18-34, then 5 Year CMT + 1.700%), 11/18/2039	225,000	234,138
ING Groep NV 4.252%, (4.252% to 3-28-32, then Overnight SOFR + 2.070%), 03/28/2033	300,000	293,707
Inter-American Development Bank
1.125%, 07/20/2028	500,000	466,420
1.125%, 01/13/2031	2,000,000	1,742,764
4.000%, 01/12/2028	1,000,000	1,006,834
4.500%, 02/15/2030	500,000	514,821
Intercontinental Exchange, Inc.
3.100%, 09/15/2027	440,000	432,138
4.600%, 03/15/2033	500,000	502,405
International Bank for Reconstruction & Development
0.750%, 11/24/2027	1,000,000	940,103
4.000%, 01/10/2031	1,000,000	1,007,506
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	391,000	362,664
3.109%, (3.109% to 4-22-50, then Overnight SOFR + 2.440%), 04/22/2051	1,940,000	1,341,342
3.509%, (3.509% to 1-23-28, then 3 month CME Term SOFR + 1.207%), 01/23/2029	500,000	493,413
3.540%, (3.540% to 5-1-27, then 3 month CME Term SOFR + 1.642%), 05/01/2028	810,000	802,921
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	900,000	907,448
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	805,000	814,412
4.851%, (4.851% to 7-25-27, then Overnight SOFR + 1.990%), 07/25/2028	1,000,000	1,013,222
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	735,000	759,163
6.400%, 05/15/2038	250,000	283,967
KeyBank NA
5.000%, 01/26/2033	325,000	327,094
5.850%, 11/15/2027	250,000	257,921
Lincoln National Corp.
3.625%, 12/12/2026	525,000	521,587
7.000%, 06/15/2040	160,000	181,734
M&T Bank Corp.
4.553%, (4.553% to 8-16-27, then SOFR Compounded Index + 1.780%), 08/16/2028	100,000	100,623
5.053%, (5.053% to 1-27-33, then Overnight SOFR + 1.850%), 01/27/2034	125,000	125,320
5.179%, (5.179% to 7-8-30, then Overnight SOFR + 1.400%), 07/08/2031	124,000	126,989
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Marsh & McLennan Companies, Inc.
2.375%, 12/15/2031	$250,000	$222,627
4.900%, 03/15/2049	265,000	243,637
Mastercard, Inc.
2.000%, 11/18/2031	385,000	339,873
2.950%, 11/21/2026	300,000	296,734
MetLife, Inc.
4.600%, 05/13/2046	520,000	475,141
5.300%, 12/15/2034	300,000	312,040
Mitsubishi UFJ Financial Group, Inc.
1.538%, (1.538% to 7-20-26, then 1 Year CMT + 0.750%), 07/20/2027	1,360,000	1,330,912
5.441%, (5.441% to 2-22-33, then 1 Year CMT + 1.630%), 02/22/2034	215,000	225,160
Mizuho Financial Group, Inc. 1.234%, (1.234% to 5-22-26, then 1 Year CMT + 0.670%), 05/22/2027	800,000	784,696
Morgan Stanley
1.512%, (1.512% to 7-20-26, then Overnight SOFR + 0.858%), 07/20/2027	525,000	513,752
3.622%, (3.622% to 4-1-30, then Overnight SOFR + 3.120%), 04/01/2031	1,000,000	970,303
3.772%, (3.772% to 1-24-28, then 3 month CME Term SOFR + 1.402%), 01/24/2029	635,000	629,496
4.375%, 01/22/2047	1,095,000	960,283
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	1,000,000	1,023,632
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	485,000	500,447
6.296%, (6.296% to 10-18-27, then Overnight SOFR + 2.240%), 10/18/2028	1,050,000	1,094,193
Nasdaq, Inc. 1.650%, 01/15/2031	500,000	437,116
National Rural Utilities Cooperative Finance Corp. 4.023%, 11/01/2032	740,000	716,920
NatWest Group PLC
4.964%, (4.964% to 8-15-29, then 1 Year CMT + 1.220%), 08/15/2030	315,000	320,806
5.115%, (5.115% to 5-23-30, then 1 Year CMT + 1.050%), 05/23/2031	300,000	307,616
5.583%, (5.583% to 3-1-27, then 1 Year CMT + 1.100%), 03/01/2028	225,000	229,178
5.778%, (5.778% to 3-1-34, then 1 Year CMT + 1.500%), 03/01/2035	210,000	221,452
Nomura Holdings, Inc. 3.103%, 01/16/2030	1,050,000	990,951
PayPal Holdings, Inc.
2.300%, 06/01/2030	455,000	418,849
2.850%, 10/01/2029	500,000	476,680
Prudential Financial, Inc. 4.350%, 02/25/2050	300,000	253,888
Raymond James Financial, Inc. 4.950%, 07/15/2046	525,000	484,601
Royal Bank of Canada
2.300%, 11/03/2031	850,000	760,214
4.900%, 01/12/2028	300,000	306,120
S&P Global, Inc. 2.900%, 03/01/2032	640,000	586,159

249

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Santander Holdings USA, Inc. 4.400%, 07/13/2027	$250,000	$250,686
State Street Corp. 5.159%, (5.159% to 5-18-33, then Overnight SOFR + 1.890%), 05/18/2034	740,000	766,611
Sumitomo Mitsui Financial Group, Inc.
3.364%, 07/12/2027	760,000	752,434
5.558%, 07/09/2034	375,000	395,500
5.710%, 01/13/2030	350,000	369,075
The Allstate Corp.
4.200%, 12/15/2046	300,000	251,542
5.250%, 03/30/2033	250,000	259,242
The Bank of New York Mellon Corp.
3.250%, 05/16/2027	800,000	792,838
4.596%, (4.596% to 7-26-29, then SOFR + 1.755%), 07/26/2030	240,000	243,900
The Bank of Nova Scotia 4.850%, 02/01/2030	715,000	732,030
The Charles Schwab Corp.
3.200%, 01/25/2028	330,000	324,197
5.853%, (5.853% to 5-19-33, then Overnight SOFR + 2.500%), 05/19/2034	320,000	342,475
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030	720,000	674,409
2.650%, (2.650% to 10-21-31, then Overnight SOFR + 1.264%), 10/21/2032	405,000	364,229
3.102%, (3.102% to 2-24-32, then Overnight SOFR + 1.410%), 02/24/2033	1,000,000	917,379
3.210%, (3.210% to 4-22-41, then Overnight SOFR + 1.513%), 04/22/2042	1,035,000	800,224
4.482%, (4.482% to 8-23-27, then Overnight SOFR + 1.725%), 08/23/2028	1,000,000	1,006,257
5.727%, (5.727% to 4-25-29, then Overnight SOFR + 1.265%), 04/25/2030	600,000	627,745
The PNC Financial Services Group, Inc.
3.450%, 04/23/2029	1,060,000	1,037,836
4.758%, (4.758% to 1-26-26, then SOFR Compounded Index + 1.085%), 01/26/2027	300,000	300,324
4.899%, (4.899% to 5-13-30, then Overnight SOFR + 1.333%), 05/13/2031	320,000	326,781
The Toronto-Dominion Bank 2.000%, 09/10/2031	830,000	737,372
The Travelers Companies, Inc.
4.050%, 03/07/2048	300,000	248,057
5.050%, 07/24/2035	300,000	305,346
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	50,984
Truist Financial Corp.
1.125%, 08/03/2027	525,000	497,962
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	525,000	543,220
U.S. Bancorp
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	630,000	651,369
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
U.S. Bancorp (continued)
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	$630,000	$671,320
UBS AG 5.000%, 07/09/2027	270,000	274,543
Visa, Inc.
2.050%, 04/15/2030	635,000	584,022
4.300%, 12/14/2045	488,000	430,800
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031	2,035,000	1,891,186
3.068%, (3.068% to 4-30-40, then Overnight SOFR + 2.530%), 04/30/2041	1,600,000	1,242,060
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	1,035,000	963,456
3.526%, (3.526% to 3-24-27, then SOFR + 1.510%), 03/24/2028	400,000	396,430
Westpac Banking Corp.
4.354%, 07/01/2030	300,000	302,668
5.618%, (5.618% to 11-20-34, then 1 Year CMT + 1.200%), 11/20/2035	500,000	515,566
		87,215,717
Health care – 2.7%
Abbott Laboratories
3.750%, 11/30/2026	283,000	282,862
4.750%, 11/30/2036	330,000	333,023
AbbVie, Inc.
3.200%, 11/21/2029	1,030,000	993,692
4.400%, 11/06/2042	690,000	622,283
4.950%, 03/15/2031	200,000	206,725
5.050%, 03/15/2034	275,000	282,982
Amgen, Inc.
4.400%, 05/01/2045	260,000	225,765
4.663%, 06/15/2051	494,000	431,533
5.250%, 03/02/2033	1,210,000	1,253,367
Astrazeneca Finance LLC
4.900%, 03/03/2030	250,000	257,521
5.000%, 02/26/2034	250,000	257,824
Baxter International, Inc. 3.950%, 04/01/2030	530,000	519,551
Becton, Dickinson and Company
3.700%, 06/06/2027	100,000	99,325
4.685%, 12/15/2044	420,000	376,135
Biogen, Inc. 3.250%, 02/15/2051	591,000	387,158
Boston Scientific Corp.
2.650%, 06/01/2030	525,000	491,098
4.000%, 03/01/2028	50,000	50,126
Bristol-Myers Squibb Company
3.250%, 08/01/2042	545,000	420,468
4.550%, 02/20/2048	300,000	262,326
5.200%, 02/22/2034	420,000	435,523
Cardinal Health, Inc. 5.125%, 02/15/2029	525,000	540,041
Centene Corp. 4.250%, 12/15/2027	535,000	525,379
CVS Health Corp.
4.300%, 03/25/2028	719,000	719,474
5.050%, 03/25/2048	520,000	462,664
DH Europe Finance II Sarl 3.250%, 11/15/2039	300,000	245,796

250

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Dignity Health 4.500%, 11/01/2042	$300,000	$262,646
Elevance Health, Inc.
4.101%, 03/01/2028	370,000	369,800
4.600%, 09/15/2032	250,000	248,481
4.650%, 08/15/2044	150,000	133,042
6.100%, 10/15/2052	353,000	367,144
Eli Lilly & Company
2.250%, 05/15/2050	530,000	308,620
4.750%, 02/12/2030	275,000	282,078
5.100%, 02/12/2035	200,000	206,894
5.500%, 02/12/2055	250,000	255,357
Evernorth Health, Inc. 6.125%, 11/15/2041	330,000	310,831
GE HealthCare Technologies, Inc. 5.857%, 03/15/2030	250,000	264,875
Gilead Sciences, Inc.
4.500%, 02/01/2045	250,000	224,017
5.100%, 06/15/2035	375,000	385,277
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/2028	225,000	224,688
6.375%, 05/15/2038	230,000	258,581
HCA, Inc.
3.500%, 09/01/2030	275,000	262,670
4.500%, 02/15/2027	225,000	225,412
5.500%, 06/15/2047	420,000	400,663
5.600%, 04/01/2034	530,000	550,185
Humana, Inc. 3.950%, 03/15/2027	370,000	368,785
Johnson & Johnson
2.100%, 09/01/2040	500,000	352,482
5.850%, 07/15/2038	315,000	348,531
Laboratory Corp. of America Holdings 2.950%, 12/01/2029	530,000	502,502
McKesson Corp. 4.950%, 05/30/2032	220,000	225,277
Medtronic, Inc. 4.375%, 03/15/2035	530,000	520,158
Merck & Company, Inc.
2.150%, 12/10/2031	350,000	309,200
5.000%, 05/17/2053	250,000	234,916
Merck Sharp & Dohme Corp. 6.400%, 03/01/2028	540,000	570,219
Pfizer Investment Enterprises Pte, Ltd.
4.650%, 05/19/2030	400,000	407,501
4.750%, 05/19/2033	350,000	353,588
5.300%, 05/19/2053	1,000,000	966,387
Pfizer, Inc. 4.400%, 05/15/2044	304,000	271,009
Quest Diagnostics, Inc.
4.200%, 06/30/2029	320,000	320,294
4.700%, 03/30/2045	320,000	291,947
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050 (B)	1,050,000	652,950
Royalty Pharma PLC 5.200%, 09/25/2035	200,000	199,830
Solventum Corp.
5.450%, 03/13/2031	300,000	312,841
5.600%, 03/23/2034	100,000	104,113
Stryker Corp. 4.625%, 03/15/2046	370,000	334,664
Takeda Pharmaceutical Company, Ltd. 5.300%, 07/05/2034	525,000	540,639
Takeda US Financing, Inc. 5.900%, 07/07/2055	300,000	309,051
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
The Cigna Group 4.375%, 10/15/2028	$530,000	$532,788
Thermo Fisher Scientific, Inc.
2.000%, 10/15/2031	400,000	353,435
5.404%, 08/10/2043	225,000	227,477
UnitedHealth Group, Inc.
2.300%, 05/15/2031	530,000	475,111
2.900%, 05/15/2050	400,000	257,865
4.375%, 03/15/2042	60,000	53,325
4.450%, 12/15/2048	300,000	254,445
5.350%, 02/15/2033	700,000	731,634
5.800%, 03/15/2036	350,000	374,877
5.950%, 06/15/2055	250,000	260,649
Zimmer Biomet Holdings, Inc. 5.050%, 02/19/2030	400,000	411,326
Zoetis, Inc. 2.000%, 05/15/2030	330,000	300,079
		28,953,797
Industrials – 2.1%
AerCap Ireland Capital DAC
3.300%, 01/30/2032	550,000	506,491
3.850%, 10/29/2041	250,000	205,427
4.625%, 09/10/2029	250,000	252,191
5.750%, 06/06/2028	1,000,000	1,036,091
Air Lease Corp.
3.125%, 12/01/2030	645,000	596,308
3.625%, 12/01/2027	400,000	393,893
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 06/15/2028	200,310	193,940
Automatic Data Processing, Inc. 4.450%, 09/09/2034	545,000	542,433
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	370,000	334,269
Canadian Pacific Railway Company 2.875%, 11/15/2029	500,000	474,776
Carrier Global Corp.
2.493%, 02/15/2027	215,000	210,433
3.577%, 04/05/2050	170,000	126,782
Caterpillar, Inc.
2.600%, 04/09/2030	560,000	525,708
3.250%, 04/09/2050	425,000	306,045
CNH Industrial Capital LLC 4.550%, 04/10/2028	525,000	529,041
CSX Corp.
3.800%, 04/15/2050	1,035,000	801,942
4.250%, 03/15/2029	430,000	431,638
Deere & Company 3.100%, 04/15/2030	540,000	517,630
Eaton Capital ULC 4.450%, 05/09/2030	340,000	343,525
Equifax, Inc. 3.100%, 05/15/2030	855,000	809,060
General Dynamics Corp. 3.625%, 04/01/2030	525,000	515,106
General Electric Company
4.500%, 03/11/2044	200,000	182,924
6.750%, 03/15/2032	66,000	75,085
6.875%, 01/10/2039	198,000	234,662
Honeywell International, Inc. 1.950%, 06/01/2030	525,000	475,613
Ingersoll Rand, Inc.
5.400%, 08/14/2028	200,000	206,879
5.700%, 08/14/2033	220,000	233,711

251

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
John Deere Capital Corp. 4.500%, 01/08/2027	$300,000	$302,365
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	152,236
L3Harris Technologies, Inc. 2.900%, 12/15/2029	300,000	284,553
Lockheed Martin Corp.
3.800%, 03/01/2045	425,000	347,086
5.250%, 01/15/2033	505,000	531,060
Norfolk Southern Corp. 4.837%, 10/01/2041	260,000	247,538
Northrop Grumman Corp.
3.250%, 01/15/2028	125,000	122,931
4.400%, 05/01/2030	200,000	201,656
Regal Rexnord Corp. 6.050%, 04/15/2028	310,000	320,674
Republic Services, Inc. 2.375%, 03/15/2033 (B)	415,000	361,960
RTX Corp.
4.625%, 11/16/2048	525,000	464,005
6.000%, 03/15/2031	500,000	539,691
6.125%, 07/15/2038	225,000	246,337
Southwest Airlines Company 5.125%, 06/15/2027	520,000	526,287
Stanley Black & Decker, Inc.
2.750%, 11/15/2050	330,000	195,811
4.250%, 11/15/2028	100,000	100,137
The Boeing Company
2.950%, 02/01/2030	440,000	414,256
3.750%, 02/01/2050	400,000	295,528
5.040%, 05/01/2027	200,000	202,143
5.805%, 05/01/2050	645,000	644,396
8.750%, 09/15/2031	90,000	107,509
TR Finance LLC 4.500%, 05/23/2043	250,000	209,483
Trane Technologies Holdco, Inc. 4.300%, 02/21/2048	600,000	507,375
Uber Technologies, Inc. 4.300%, 01/15/2030	535,000	536,548
Union Pacific Corp.
3.799%, 10/01/2051	343,000	264,644
3.799%, 04/06/2071	800,000	563,185
4.500%, 01/20/2033	530,000	532,999
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 10/07/2028	187,087	178,197
United Parcel Service, Inc.
3.400%, 03/15/2029	435,000	427,258
5.950%, 05/14/2055	200,000	208,868
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	598,582
Waste Management, Inc.
2.500%, 11/15/2050	320,000	194,367
4.950%, 07/03/2031	200,000	206,778
4.950%, 03/15/2035	275,000	279,121
		22,377,167
Information technology – 1.6%
Analog Devices, Inc.
2.100%, 10/01/2031	220,000	194,510
5.300%, 04/01/2054	200,000	196,671
Apple, Inc.
1.650%, 05/11/2030	975,000	881,173
4.000%, 05/10/2028	250,000	251,447
4.100%, 08/08/2062	735,000	594,433
4.650%, 02/23/2046	325,000	303,914
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Apple, Inc. (continued)
4.850%, 05/10/2053 (B)	$300,000	$291,732
Applied Materials, Inc. 5.100%, 10/01/2035	495,000	513,497
Broadcom, Inc.
2.600%, 02/15/2033 (C)	800,000	702,295
3.137%, 11/15/2035 (C)	600,000	519,099
4.300%, 11/15/2032	700,000	690,959
4.800%, 10/15/2034	400,000	402,798
CDW LLC
5.100%, 03/01/2030	200,000	203,547
5.550%, 08/22/2034	100,000	102,536
Cisco Systems, Inc.
4.950%, 02/24/2032	250,000	258,485
5.900%, 02/15/2039	80,000	86,898
Corning, Inc. 4.750%, 03/15/2042	200,000	185,075
Dell International LLC
4.750%, 04/01/2028	245,000	248,592
5.400%, 04/15/2034	600,000	619,510
Eaton Corp. 3.103%, 09/15/2027	500,000	493,459
Hewlett Packard Enterprise Company 6.200%, 10/15/2035	425,000	459,653
HP, Inc. 6.000%, 09/15/2041	525,000	542,729
IBM Corp.
4.000%, 06/20/2042	210,000	178,487
5.600%, 11/30/2039	21,000	21,963
Intel Corp.
2.000%, 08/12/2031	545,000	476,731
5.200%, 02/10/2033 (B)	1,030,000	1,053,036
Micron Technology, Inc.
5.800%, 01/15/2035	400,000	420,815
6.750%, 11/01/2029	220,000	239,151
Microsoft Corp. 2.525%, 06/01/2050	1,538,000	973,665
Motorola Solutions, Inc.
4.600%, 05/23/2029	175,000	176,882
5.400%, 04/15/2034	175,000	181,396
NVIDIA Corp. 2.000%, 06/15/2031	425,000	381,902
NXP BV 3.400%, 05/01/2030	520,000	498,599
Oracle Corp.
2.875%, 03/25/2031	435,000	399,433
3.250%, 11/15/2027	610,000	599,381
4.000%, 11/15/2047	400,000	309,998
4.125%, 05/15/2045	545,000	437,946
4.700%, 09/27/2034	200,000	195,316
5.550%, 02/06/2053	315,000	298,061
Qualcomm, Inc. 1.650%, 05/20/2032	626,000	529,587
Roper Technologies, Inc. 4.200%, 09/15/2028	500,000	501,110
Salesforce, Inc. 2.700%, 07/15/2041	445,000	327,279
Texas Instruments, Inc.
3.875%, 03/15/2039	235,000	209,749
4.500%, 05/23/2030	200,000	203,386
VMware LLC 1.800%, 08/15/2028	435,000	408,139
		17,765,024

252

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials – 0.6%
Air Products and Chemicals, Inc. 1.850%, 05/15/2027	$530,000	$513,097
Avery Dennison Corp. 2.650%, 04/30/2030	400,000	370,717
DuPont de Nemours, Inc. 5.319%, 11/15/2038	262,000	268,423
Eastman Chemical Company 4.650%, 10/15/2044	520,000	444,050
Freeport-McMoRan, Inc.
4.375%, 08/01/2028	225,000	223,791
5.400%, 11/14/2034	200,000	204,980
5.450%, 03/15/2043	325,000	313,034
International Paper Company 5.000%, 09/15/2035	525,000	525,963
Kinross Gold Corp. 6.875%, 09/01/2041 (B)	200,000	221,637
LYB International Finance II BV 3.500%, 03/02/2027	400,000	395,241
Martin Marietta Materials, Inc. 2.400%, 07/15/2031	300,000	268,628
Newmont Corp. 5.350%, 03/15/2034	250,000	260,759
Nucor Corp. 2.700%, 06/01/2030	300,000	280,320
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	115,000	126,243
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	285,000	266,551
Rio Tinto Finance USA, Ltd. 5.200%, 11/02/2040	250,000	250,382
The Dow Chemical Company
4.375%, 11/15/2042	420,000	342,323
9.400%, 05/15/2039	130,000	169,637
The Sherwin-Williams Company 3.450%, 06/01/2027	325,000	321,913
Vulcan Materials Company 3.500%, 06/01/2030	330,000	318,779
WRKCo, Inc. 4.900%, 03/15/2029	265,000	270,029
		6,356,497
Real estate – 0.9%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/2033	415,000	340,898
American Homes 4 Rent LP
3.625%, 04/15/2032	350,000	327,530
4.950%, 06/15/2030	190,000	193,462
American Tower Corp.
3.800%, 08/15/2029	525,000	515,031
4.050%, 03/15/2032	345,000	334,296
AvalonBay Communities, Inc. 2.050%, 01/15/2032	420,000	367,108
Boston Properties LP 2.550%, 04/01/2032	520,000	449,523
Brixmor Operating Partnership LP
4.125%, 05/15/2029	500,000	495,678
5.200%, 04/01/2032	290,000	297,529
Crown Castle, Inc. 2.500%, 07/15/2031	645,000	574,218
Digital Realty Trust LP 4.450%, 07/15/2028	210,000	211,582
Equinix, Inc. 2.150%, 07/15/2030	400,000	360,929
Essex Portfolio LP 3.000%, 01/15/2030	215,000	203,683
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Extra Space Storage LP 2.350%, 03/15/2032	$525,000	$455,636
GLP Capital LP 5.300%, 01/15/2029	630,000	641,521
Healthpeak OP LLC 3.500%, 07/15/2029	420,000	407,121
Kimco Realty OP LLC 2.250%, 12/01/2031	265,000	233,414
Mid-America Apartments LP 3.950%, 03/15/2029	420,000	416,847
Prologis LP
5.125%, 01/15/2034	290,000	297,836
5.250%, 06/15/2053	250,000	241,706
Public Storage Operating Company 4.375%, 07/01/2030	250,000	251,151
Realty Income Corp. 3.250%, 01/15/2031	200,000	189,320
Regency Centers LP 5.000%, 07/15/2032	320,000	327,370
Simon Property Group LP
3.375%, 06/15/2027	530,000	524,507
5.125%, 10/01/2035	250,000	252,912
Ventas Realty LP 2.500%, 09/01/2031	200,000	178,450
VICI Properties LP
5.125%, 05/15/2032	200,000	201,969
5.625%, 04/01/2035	170,000	174,065
Welltower OP LLC
2.750%, 01/15/2031	325,000	300,466
5.125%, 07/01/2035	250,000	254,620
		10,020,378
Utilities – 2.2%
AEP Transmission Company LLC 3.750%, 12/01/2047	420,000	326,006
Ameren Corp. 3.500%, 01/15/2031	860,000	820,907
American Electric Power Company, Inc. 5.625%, 03/01/2033	170,000	178,703
American Water Capital Corp. 4.300%, 09/01/2045	365,000	316,819
Arizona Public Service Company 3.350%, 05/15/2050	520,000	365,944
Baltimore Gas & Electric Company 4.550%, 06/01/2052	700,000	606,628
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	680,000	602,054
6.125%, 04/01/2036	456,000	496,176
CenterPoint Energy Houston Electric LLC 4.250%, 02/01/2049	375,000	314,304
CenterPoint Energy, Inc. 2.950%, 03/01/2030	385,000	362,997
Consolidated Edison Company of New York, Inc.
3.950%, 04/01/2050	730,000	581,184
5.500%, 03/15/2034	270,000	284,061
Constellation Energy Generation LLC
6.125%, 01/15/2034	185,000	201,321
6.250%, 10/01/2039	160,000	173,804
Dominion Energy South Carolina, Inc. 4.600%, 06/15/2043	395,000	358,412
Dominion Energy, Inc. 3.375%, 04/01/2030	530,000	509,073
DTE Electric Company
3.750%, 08/15/2047	300,000	233,337

253

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
DTE Electric Company (continued)
5.200%, 04/01/2033	$250,000	$259,637
Duke Energy Carolinas LLC 6.000%, 01/15/2038	300,000	324,563
Duke Energy Corp.
2.450%, 06/01/2030	725,000	667,244
4.800%, 12/15/2045	500,000	445,642
5.000%, 08/15/2052	630,000	567,161
5.750%, 09/15/2033	500,000	531,081
Duke Energy Progress Nc Storm Funding II LLC 4.890%, 01/01/2046	500,000	500,110
Entergy Texas, Inc. 1.750%, 03/15/2031	730,000	637,971
Essential Utilities, Inc. 4.276%, 05/01/2049	415,000	333,669
Eversource Energy 4.250%, 04/01/2029	330,000	329,028
Exelon Corp.
4.950%, 06/15/2035	225,000	222,317
5.100%, 06/15/2045	350,000	326,197
5.125%, 03/15/2031	200,000	206,208
FirstEnergy Corp. 2.650%, 03/01/2030	375,000	347,923
Florida Power & Light Company 5.650%, 02/01/2037	315,000	334,514
Georgia Power Company
4.950%, 05/17/2033	330,000	336,631
5.950%, 02/01/2039	335,000	351,695
Indiana Michigan Power Company
3.850%, 05/15/2028	400,000	397,691
6.050%, 03/15/2037	207,000	224,529
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	730,000	666,506
5.250%, 02/28/2053	725,000	683,679
5.550%, 03/15/2054	220,000	215,322
NiSource, Inc.
3.950%, 03/30/2048	300,000	238,498
5.400%, 06/30/2033	950,000	984,851
Oncor Electric Delivery Company LLC
4.550%, 09/15/2032	115,000	114,823
7.500%, 09/01/2038	188,000	229,628
Pacific Gas & Electric Company
2.500%, 02/01/2031	400,000	356,361
3.750%, 07/01/2028	30,000	29,463
4.550%, 07/01/2030	257,000	255,215
4.950%, 07/01/2050	757,000	649,723
5.800%, 05/15/2034	355,000	367,838
PacifiCorp 6.000%, 01/15/2039	335,000	350,127
PPL Electric Utilities Corp. 5.000%, 05/15/2033	265,000	272,722
Public Service Company of Colorado 3.600%, 09/15/2042	520,000	409,945
Public Service Electric & Gas Company 3.100%, 03/15/2032	300,000	277,556
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	215,684
Sempra 3.400%, 02/01/2028	200,000	196,210
Southern California Edison Company
2.250%, 06/01/2030	755,000	676,902
5.350%, 07/15/2035	130,000	130,221
Southern California Gas Company 6.350%, 11/15/2052	430,000	469,260
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
The Connecticut Light & Power Company 4.300%, 04/15/2044	$255,000	$221,527
The Southern Company
3.700%, 04/30/2030	310,000	302,159
4.400%, 07/01/2046	420,000	357,966
5.700%, 03/15/2034	300,000	316,846
Virginia Electric & Power Company
4.625%, 05/15/2052	270,000	233,285
8.875%, 11/15/2038	190,000	255,890
Wisconsin Electric Power Company 4.750%, 09/30/2032	220,000	225,464
Xcel Energy, Inc. 4.600%, 06/01/2032	630,000	625,046
		24,404,258
TOTAL CORPORATE BONDS (Cost $275,247,718)		$267,927,796
MUNICIPAL BONDS – 0.3%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	57,031
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	160,610
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	48,234
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	104,263
New York City Transitional Finance Authority 5.588%, 05/01/2038	500,000	523,235
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	352,939
New York State Urban Development Corp. 5.770%, 03/15/2039	235,000	243,024
Oklahoma Development Finance Authority 4.380%, 11/01/2045	500,000	476,526
State of California, GO 7.300%, 10/01/2039	400,000	467,970
State of California, GO 7.500%, 04/01/2034	80,000	93,866
State of Illinois, GO 5.100%, 06/01/2033	100,343	102,077
State of Illinois, GO 7.350%, 07/01/2035	200,000	218,051
State of Texas, GO 5.517%, 04/01/2039	260,000	270,169
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	316,350
TOTAL MUNICIPAL BONDS (Cost $3,328,730)		$3,434,345
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.4%
Commercial and residential – 1.3%
BANK
Series 2017-BNK6, Class A4, 3.254%, 07/15/2060	1,837,519	1,809,140
Series 2022-BNK39, Class A4, 2.928%, 02/15/2055 (D)	2,000,000	1,814,909
BBCMS Mortgage Trust Series 2024-5C29, Class AS 5.627%, 09/15/2057	1,500,000	1,535,587

254

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BMO Mortgage Trust Series 2022-C1, Class A5 3.374%, 02/15/2055 (D)	$2,000,000	$1,853,885
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	1,058,074
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	1,514,326	1,497,571
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	2,742,204	2,720,174
Morgan Stanley Capital Trust Series 2021-L5, Class A4 2.728%, 05/15/2054	2,000,000	1,811,037
		14,100,377
U.S. Government Agency – 0.1%
Federal Home Loan Mortgage Corp. Series K755, Class A2 5.203%, 02/25/2031	600,000	629,605
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,038,916)		$14,729,982
ASSET-BACKED SECURITIES – 0.4%
Carmax Auto Owner Trust Series 2022-4, Class A4 5.700%, 07/17/2028	1,000,000	1,014,801
Carvana Auto Receivables Trust Series 2024-P2, Class A4 5.210%, 06/10/2030	1,000,000	1,019,425
CNH Equipment Trust Series 2023-B, Class A4 5.460%, 03/17/2031	600,000	616,028
SMB Private Education Loan Trust Series 2021-E, Class A1A 1.680%, 02/15/2051 (C)	682,573	646,089
Toyota Auto Receivables Owner Trust Series 2023-B, Class A4 4.660%, 09/15/2028	1,250,000	1,261,389
TOTAL ASSET-BACKED SECURITIES (Cost $4,590,522)		$4,557,732
SHORT-TERM INVESTMENTS – 1.3%
Short-term funds – 1.3%
John Hancock Collateral Trust, 4.0668% (E)(F)	1,418,210	14,186,916
TOTAL SHORT-TERM INVESTMENTS (Cost $14,186,889)		$14,186,916
Total Investments (Total Bond Market Trust) (Cost $1,126,256,639) – 99.9%		$1,081,441,776
Other assets and liabilities, net – 0.1%		1,004,457
TOTAL NET ASSETS – 100.0%		$1,082,446,233
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
GO	General Obligation
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $2,460,479.
Total Bond Market Trust (continued)
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 9-30-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,514,830.
Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.3%
Communication services – 9.6%
Diversified telecommunication services – 0.6%
Anterix, Inc. (A)	379	$8,137
AST SpaceMobile, Inc. (A)	4,383	215,118
AT&T, Inc.	116,356	3,285,893
Bandwidth, Inc., Class A (A)	524	8,735
Cogent Communications Holdings, Inc.	844	32,367
Frontier Communications Parent, Inc. (A)	4,048	151,193
GCI Liberty, Inc. (A)(B)	2,206	0
GCI Liberty, Inc., Class C (A)	375	13,976
Globalstar, Inc. (A)	2,078	75,618
IDT Corp., Class B	391	20,453
Iridium Communications, Inc.	1,759	30,712
Liberty Global, Ltd., Class A (A)	2,070	23,722
Liberty Global, Ltd., Class C (A)	3,439	40,408
Liberty Latin America, Ltd., Class A (A)	686	5,687
Liberty Latin America, Ltd., Class C (A)	2,762	23,311
Lumen Technologies, Inc. (A)	16,774	102,657
Shenandoah Telecommunications Company	1,055	14,158
Uniti Group, Inc. (A)	3,992	24,431
Verizon Communications, Inc.	68,560	3,013,212
		7,089,788
Entertainment – 1.8%
AMC Entertainment Holdings, Inc., Class A (A)	8,640	25,056
Atlanta Braves Holdings, Inc., Series A (A)(C)	186	8,457
Atlanta Braves Holdings, Inc., Series C (A)	943	39,219
Cinemark Holdings, Inc.	1,869	52,369
CuriosityStream, Inc.	1,080	5,724
Electronic Arts, Inc.	4,073	821,524
IMAX Corp. (A)	888	29,082
Liberty Media Corp.-Liberty Formula One, Series A (A)	488	46,467
Liberty Media Corp.-Liberty Formula One, Series C (A)	3,577	373,618
Liberty Media Corp.-Liberty Live, Series A (A)	467	44,038
Liberty Media Corp.-Liberty Live, Series C (A)	1,017	98,618
Lionsgate Studios Corp. (A)	4,968	34,279
Live Nation Entertainment, Inc. (A)	3,769	615,855
Madison Square Garden Entertainment Corp. (A)	686	31,035
Madison Square Garden Sports Corp. (A)	326	74,002
Mega Matrix, Inc. (A)	1,097	1,316
Netflix, Inc. (A)	6,916	8,291,731

255

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Playtika Holding Corp.	6,729	$26,176
Reservoir Media, Inc. (A)	1,061	8,637
ROBLOX Corp., Class A (A)	10,506	1,455,291
Roku, Inc. (A)	2,118	212,075
Sphere Entertainment Company (A)	484	30,066
Spotify Technology SA (A)	3,350	2,338,300
Starz Entertainment Corp. (A)	388	5,715
Take-Two Interactive Software, Inc. (A)	3,008	777,147
The Marcus Corp.	518	8,034
The Walt Disney Company	29,264	3,350,728
TKO Group Holdings, Inc.	1,338	270,222
Vivid Seats, Inc., Class A (A)	175	2,909
Warner Brothers Discovery, Inc. (A)	40,340	787,840
Warner Music Group Corp., Class A	2,410	82,085
		19,947,615
Interactive media and services – 6.3%
Alphabet, Inc., Class A	94,678	23,016,222
Alphabet, Inc., Class C	88,404	21,530,794
Angi, Inc. (A)	809	13,154
Bumble, Inc., Class A (A)	1,852	11,279
CarGurus, Inc. (A)	1,394	51,899
Cars.com, Inc. (A)	1,088	13,295
EverQuote, Inc., Class A (A)	550	12,579
FuboTV, Inc. (A)	5,673	23,543
Getty Images Holdings, Inc. (A)(C)	7,425	14,702
Grindr, Inc. (A)	3,205	48,139
IAC, Inc. (A)	1,268	43,201
Match Group, Inc. (A)	3,912	138,172
MediaAlpha, Inc., Class A (A)	992	11,289
Meta Platforms, Inc., Class A	35,306	25,928,020
Nextdoor Holdings, Inc. (A)	5,096	10,651
Pinterest, Inc., Class A (A)	9,733	313,111
PSQ Holdings, Inc. (A)	1,224	2,338
QuinStreet, Inc. (A)	1,004	15,532
Reddit, Inc., Class A (A)	2,192	504,138
Rumble, Inc. (A)(C)	3,616	26,180
Shutterstock, Inc.	648	13,511
Snap, Inc., Class A (A)	23,403	180,437
Taboola.com, Ltd. (A)	804	2,742
TripAdvisor, Inc. (A)	1,894	30,796
Trump Media & Technology Group Corp. (A)	4,524	74,284
Vimeo, Inc. (A)	2,740	21,235
Webtoon Entertainment, Inc. (A)(C)	2,186	42,430
Yelp, Inc. (A)	1,016	31,699
Ziff Davis, Inc. (A)	694	26,441
ZipRecruiter, Inc., Class A (A)	1,659	7,001
ZoomInfo Technologies, Inc. (A)	5,201	56,743
		72,215,557
Media – 0.5%
Advantage Solutions, Inc. (A)	5,215	7,979
Altice USA, Inc., Class A (A)	5,166	12,450
AMC Networks, Inc., Class A (A)	667	5,496
Boston Omaha Corp., Class A (A)	834	10,909
Cable One, Inc.	100	17,705
Cardlytics, Inc. (A)	1,202	2,921
Charter Communications, Inc., Class A (A)	2,224	611,834
Clear Channel Outdoor Holdings, Inc. (A)	10,366	16,378
Comcast Corp., Class A	59,850	1,880,487
DoubleVerify Holdings, Inc. (A)	2,761	33,077
EchoStar Corp., Class A (A)	2,553	194,947
Fox Corp., Class A	2,863	180,541
Fox Corp., Class B	4,430	253,795
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Gambling.com Group, Ltd. (A)	764	$6,250
Gannett Company, Inc. (A)	2,625	10,841
Gray Media, Inc.	1,604	9,271
Ibotta, Inc., Class A (A)	439	12,226
Integral Ad Science Holding Corp. (A)	2,916	29,656
John Wiley & Sons, Inc., Class A	747	30,231
Liberty Broadband Corp., Series A (A)	443	28,055
Liberty Broadband Corp., Series C (A)	1,905	121,044
Magnite, Inc. (A)	2,330	50,747
MNTN, Inc. (A)(C)	750	13,913
National CineMedia, Inc.	1,936	8,731
News Corp., Class A	5,207	159,907
News Corp., Class B	3,843	132,776
Newsmax, Inc. (A)(C)	1,507	18,687
Nexstar Media Group, Inc.	488	96,497
NIQ Global Intelligence PLC (A)(C)	4,918	77,213
Omnicom Group, Inc.	3,113	253,803
Paramount Skydance Corp., Class B (C)	17,384	328,905
PubMatic, Inc., Class A (A)	800	6,624
Scholastic Corp.	462	12,650
Sinclair, Inc.	889	13,424
Sirius XM Holdings, Inc.	5,484	127,640
Stagwell, Inc. (A)	4,485	25,251
TechTarget, Inc. (A)	727	4,224
TEGNA, Inc.	2,619	53,244
The Interpublic Group of Companies, Inc.	5,866	163,720
The New York Times Company, Class A	2,625	150,675
The Trade Desk, Inc., Class A (A)	7,264	356,009
Thryv Holdings, Inc. (A)	863	10,408
WideOpenWest, Inc. (A)	1,997	10,305
		5,551,446
Wireless telecommunication services – 0.4%
Array Digital Infrastructure, Inc.	901	45,059
Gogo, Inc. (A)	2,255	19,370
Millicom International Cellular SA	2,757	133,825
Spok Holdings, Inc.	437	7,538
Telephone & Data Systems, Inc.	1,767	69,337
T-Mobile US, Inc.	18,327	4,387,117
		4,662,246
		109,466,652
Consumer discretionary – 10.8%
Automobile components – 0.1%
Adient PLC (A)	1,390	33,471
American Axle & Manufacturing Holdings, Inc. (A)	2,102	12,633
Aptiv PLC (A)	3,545	305,650
Autoliv, Inc.	1,255	154,993
BorgWarner, Inc.	3,538	155,530
Cooper-Standard Holdings, Inc. (A)	313	11,559
Dana, Inc.	2,168	43,447
Dorman Products, Inc. (A)	505	78,719
Fox Factory Holding Corp. (A)	737	17,902
Gentex Corp.	3,621	102,474
Gentherm, Inc. (A)	564	19,210
LCI Industries	402	37,446
Lear Corp.	866	87,128
Luminar Technologies, Inc. (A)	1,321	2,523
Mobileye Global, Inc., Class A (A)	50	706
Modine Manufacturing Company (A)	854	121,405
Patrick Industries, Inc.	554	57,300
PHINIA, Inc.	647	37,190
QuantumScape Corp. (A)	8,581	105,718
Solid Power, Inc. (A)	3,137	10,885

256

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Standard Motor Products, Inc.	419	$17,104
Strattec Security Corp. (A)	79	5,377
The Goodyear Tire & Rubber Company (A)	4,695	35,119
Visteon Corp.	447	53,577
XPEL, Inc. (A)	494	16,337
		1,523,403
Automobiles – 2.3%
Empery Digital, Inc. (A)	821	6,174
Faraday Future Intelligent Electric, Inc. (A)(C)	2,519	3,275
Ford Motor Company	63,468	759,077
General Motors Company	15,489	944,364
Harley-Davidson, Inc.	1,992	55,577
Lucid Group, Inc. (A)(C)	4,985	118,593
Rivian Automotive, Inc., Class A (A)	19,762	290,106
Tesla, Inc. (A)	52,502	23,348,689
Thor Industries, Inc.	874	90,625
Winnebago Industries, Inc.	521	17,422
		25,633,902
Broadline retail – 3.5%
Amazon.com, Inc. (A)	173,612	38,119,987
Coupang, Inc. (A)	27,139	873,876
Dillard's, Inc., Class A	189	116,137
eBay, Inc.	7,445	677,123
Etsy, Inc. (A)	1,616	107,286
Groupon, Inc. (A)	676	15,785
Kohl's Corp. (C)	1,844	28,342
Macy's, Inc.	4,391	78,731
Ollie's Bargain Outlet Holdings, Inc. (A)	1,000	128,400
Savers Value Village, Inc. (A)	2,627	34,808
		40,180,475
Distributors – 0.1%
A-Mark Precious Metals, Inc.	447	11,564
Epsium Enterprise, Ltd.,Class A (A)(C)	230	2,459
Genuine Parts Company	2,261	313,375
LKQ Corp.	4,203	128,360
Pool Corp.	610	189,143
		644,901
Diversified consumer services – 0.1%
ADT, Inc.	12,533	109,162
Adtalem Global Education, Inc. (A)	585	90,353
American Public Education, Inc. (A)	321	12,670
Bright Horizons Family Solutions, Inc. (A)	931	101,079
Carriage Services, Inc.	322	14,342
Chegg, Inc. (A)	2,184	3,298
Coursera, Inc. (A)	2,748	32,179
Duolingo, Inc. (A)	647	208,230
frontdoor, Inc. (A)	1,191	80,142
Graham Holdings Company, Class B	55	64,752
Grand Canyon Education, Inc. (A)	457	100,321
H&R Block, Inc.	2,170	109,737
ITT Educational Services, Inc. (A)(B)	608	0
Laureate Education, Inc. (A)	2,428	76,579
Lincoln Educational Services Corp. (A)	614	14,429
Matthews International Corp., Class A	606	14,714
McGraw Hill, Inc. (A)	3,211	40,298
Mister Car Wash, Inc. (A)	5,759	30,695
OneSpaWorld Holdings, Ltd.	1,736	36,699
Perdoceo Education Corp.	1,069	40,259
Service Corp. International	2,293	190,823
Strategic Education, Inc.	400	34,404
Stride, Inc. (A)	711	105,896
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Udemy, Inc. (A)	2,630	$18,436
Universal Technical Institute, Inc. (A)	905	29,458
WW International, Inc. (A)	191	5,226
		1,564,181
Hotels, restaurants and leisure – 2.0%
Accel Entertainment, Inc. (A)	1,815	20,092
Airbnb, Inc., Class A (A)	6,979	847,390
Ambassadors Group, Inc. (A)(B)	714	29
Aramark	4,271	164,006
Biglari Holdings, Inc., Class A (A)	4	6,180
Biglari Holdings, Inc., Class B (A)	39	12,622
BJ's Restaurants, Inc. (A)	371	11,327
Bloomin' Brands, Inc.	1,522	10,913
Booking Holdings, Inc.	527	2,845,415
Boyd Gaming Corp.	1,262	109,100
Brightstar Lottery PLC	3,147	54,286
Brinker International, Inc. (A)	721	91,336
Caesars Entertainment, Inc. (A)	3,403	91,966
Carnival Corp. (A)	18,971	548,452
Cava Group, Inc. (A)	1,882	113,692
Chipotle Mexican Grill, Inc. (A)	21,815	854,930
Choice Hotels International, Inc. (C)	754	80,610
Churchill Downs, Inc.	1,147	111,270
Cracker Barrel Old Country Store, Inc. (C)	369	16,258
Darden Restaurants, Inc.	1,896	360,923
Dave & Buster's Entertainment, Inc. (A)	593	10,769
Denny's Corp. (A)	1,099	5,748
Dine Brands Global, Inc.	285	7,045
Domino's Pizza, Inc.	549	237,009
DoorDash, Inc., Class A (A)	6,550	1,781,535
DraftKings, Inc., Class A (A)	8,075	302,005
Dutch Bros, Inc., Class A (A)	2,067	108,187
El Pollo Loco Holdings, Inc. (A)	712	6,906
Expedia Group, Inc.	1,917	409,759
First Watch Restaurant Group, Inc. (A)	1,051	16,438
Flutter Entertainment PLC (A)	2,865	727,710
Global Business Travel Group I (A)	8,166	65,981
Golden Entertainment, Inc.	529	12,474
Hilton Grand Vacations, Inc. (A)	1,478	61,795
Hilton Worldwide Holdings, Inc.	3,809	988,207
Hyatt Hotels Corp., Class A	675	95,803
Jack in the Box, Inc.	379	7,493
Krispy Kreme, Inc. (C)	3,201	12,388
Kura Sushi USA, Inc., Class A (A)	185	10,991
Las Vegas Sands Corp.	11,180	601,372
Life Time Group Holdings, Inc. (A)	3,589	99,056
Light & Wonder, Inc. (A)	1,369	114,914
Lindblad Expeditions Holdings, Inc. (A)	1,022	13,082
Lucky Strike Entertainment Corp. (C)	1,554	15,913
Marriott International, Inc., Class A	4,411	1,148,801
Marriott Vacations Worldwide Corp.	556	37,007
McDonald's Corp.	11,618	3,530,594
MGM Resorts International (A)	4,407	152,747
Monarch Casino & Resort, Inc.	313	33,128
Nathan's Famous, Inc.	100	11,074
Norwegian Cruise Line Holdings, Ltd. (A)	7,335	180,661
Papa John's International, Inc.	542	26,097
Penn Entertainment, Inc. (A)	2,394	46,108
Planet Fitness, Inc., Class A (A)	1,364	141,583
Portillo's, Inc., Class A (A)	1,306	8,424
Potbelly Corp. (A)	560	9,542
Pursuit Attractions and Hospitality, Inc. (A)	521	18,850

257

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
RCI Hospitality Holdings, Inc.	213	$6,499
Red Rock Resorts, Inc., Class A	973	59,411
Restaurant Brands International LP	82	5,185
Royal Caribbean Cruises, Ltd.	4,421	1,430,547
Rush Street Interactive, Inc. (A)	1,564	32,031
Sabre Corp. (A)	6,997	12,805
Serve Robotics, Inc. (A)(C)	994	11,560
Shake Shack, Inc., Class A (A)	649	60,753
Sharplink Gaming, Inc. (A)	2,880	48,989
Six Flags Entertainment Corp. (A)	1,693	38,465
Soho House & Company, Inc. (A)	1,054	9,328
Starbucks Corp.	18,502	1,565,269
Sweetgreen, Inc., Class A (A)	1,777	14,180
Target Hospitality Corp. (A)	1,822	15,451
Texas Roadhouse, Inc.	1,064	176,784
The Cheesecake Factory, Inc.	786	42,947
The Wendy's Company	3,062	28,048
Travel + Leisure Company	1,021	60,739
United Parks & Resorts, Inc. (A)	887	45,858
Vail Resorts, Inc.	604	90,340
Viking Holdings, Ltd. (A)	5,142	319,627
Wingstop, Inc.	455	114,514
Wyndham Hotels & Resorts, Inc.	1,225	97,878
Wynn Resorts, Ltd.	1,692	217,033
Xponential Fitness, Inc., Class A (A)	656	5,110
Yum! Brands, Inc.	4,511	685,672
		22,603,016
Household durables – 0.4%
Beazer Homes USA, Inc. (A)	556	13,650
Cavco Industries, Inc. (A)	129	74,914
Century Communities, Inc.	512	32,445
Champion Homes, Inc. (A)	928	70,871
Cricut, Inc., Class A	1,127	7,089
D.R. Horton, Inc.	4,850	821,930
Dream Finders Homes, Inc., Class A (A)	628	16,278
Ethan Allen Interiors, Inc.	489	14,406
Garmin, Ltd.	3,147	774,854
GoPro, Inc., Class A (A)	2,526	5,355
Green Brick Partners, Inc. (A)	735	54,287
Hamilton Beach Brands Holding Company, Class B	241	3,463
Helen of Troy, Ltd. (A)	433	10,912
Hovnanian Enterprises, Inc., Class A (A)	88	11,307
Installed Building Products, Inc.	445	109,764
iRobot Corp. (A)	635	2,280
KB Home	1,083	68,922
La-Z-Boy, Inc.	714	24,504
Legacy Housing Corp. (A)	492	13,535
Leggett & Platt, Inc.	2,355	20,912
Lennar Corp., B Shares	656	78,713
Lennar Corp., Class A	3,579	451,097
LGI Homes, Inc. (A)	427	22,080
M/I Homes, Inc. (A)	424	61,243
Meritage Homes Corp.	1,155	83,657
Mohawk Industries, Inc. (A)	1,004	129,436
Newell Brands, Inc.	6,954	36,439
NVR, Inc. (A)	47	377,629
PulteGroup, Inc.	3,181	420,306
SharkNinja, Inc. (A)	2,299	237,142
Somnigroup International, Inc.	3,420	288,409
Sonos, Inc. (A)	2,035	32,153
Taylor Morrison Home Corp. (A)	1,598	105,484
The Lovesac Company (A)	284	4,808
Toll Brothers, Inc.	1,539	212,597
TopBuild Corp. (A)	457	178,623
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Tri Pointe Homes, Inc. (A)	1,482	$50,344
Whirlpool Corp. (C)	920	72,312
		4,994,150
Leisure products – 0.1%
Acushnet Holdings Corp.	975	76,528
Brunswick Corp.	1,076	68,046
Funko, Inc., Class A (A)	1,245	4,283
Hasbro, Inc.	2,283	173,166
Latham Group, Inc. (A)	2,028	15,433
Malibu Boats, Inc., Class A (A)	403	13,077
MasterCraft Boat Holdings, Inc. (A)	491	10,537
Mattel, Inc. (A)	5,254	88,425
Peloton Interactive, Inc., Class A (A)	6,438	57,942
Polaris, Inc.	940	54,642
Smith & Wesson Brands, Inc.	923	9,073
Sturm Ruger & Company, Inc.	311	13,519
Topgolf Callaway Brands Corp. (A)	3,144	29,868
Tron, Inc. (A)	620	1,197
YETI Holdings, Inc. (A)	1,330	44,129
		659,865
Specialty retail – 1.9%
1-800-Flowers.com, Inc., Class A (A)(C)	1,068	4,913
Abercrombie & Fitch Company, Class A (A)	768	65,702
Academy Sports & Outdoors, Inc.	1,081	54,072
Advance Auto Parts, Inc.	985	60,479
American Eagle Outfitters, Inc.	2,814	48,148
America's Car-Mart, Inc. (A)	179	5,229
Arhaus, Inc. (A)	908	9,652
Arko Corp.	2,230	10,191
Asbury Automotive Group, Inc. (A)	319	77,980
AutoNation, Inc. (A)	602	131,700
AutoZone, Inc. (A)	272	1,166,945
Barnes & Noble Education, Inc. (A)	615	6,119
Bath & Body Works, Inc.	3,358	86,502
Bed Bath & Beyond, Inc. (A)	999	9,780
Best Buy Company, Inc.	3,427	259,150
Boot Barn Holdings, Inc. (A)	497	82,363
Build-A-Bear Workshop, Inc.	221	14,411
Burlington Stores, Inc. (A)	1,023	260,354
Caleres, Inc.	585	7,628
Camping World Holdings, Inc., Class A	1,066	16,832
CarMax, Inc. (A)	2,448	109,842
Carvana Company (A)	2,248	848,036
Chewy, Inc., Class A (A)	3,583	144,932
Citi Trends, Inc. (A)	183	5,678
Designer Brands, Inc., Class A	888	3,144
Dick's Sporting Goods, Inc.	917	203,776
Duluth Holdings, Inc., Class B (A)	1,053	4,117
EVgo, Inc. (A)	2,340	11,068
Five Below, Inc. (A)	900	139,230
Floor & Decor Holdings, Inc., Class A (A)	1,753	129,196
GameStop Corp., Class A (A)	7,293	198,953
Genesco, Inc. (A)	207	6,001
Group 1 Automotive, Inc.	208	91,002
Guess?, Inc.	907	15,156
Haverty Furniture Companies, Inc.	332	7,281
Lands' End, Inc. (A)	589	8,305
Lithia Motors, Inc.	416	131,456
Lowe's Companies, Inc.	9,133	2,295,214
MarineMax, Inc. (A)	423	10,715
Monro, Inc.	574	10,315
Murphy USA, Inc.	314	121,914
National Vision Holdings, Inc. (A)	1,322	38,589

258

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Newegg Commerce, Inc. (A)	6,320	$265,124
O'Reilly Automotive, Inc. (A)	13,822	1,490,150
Penske Automotive Group, Inc.	1,095	190,431
Petco Health & Wellness Company, Inc. (A)	4,123	15,956
Revolve Group, Inc. (A)	672	14,314
RH (A)	304	61,761
Ross Stores, Inc.	5,316	810,105
Sally Beauty Holdings, Inc. (A)	1,646	26,797
Shoe Carnival, Inc.	514	10,686
Signet Jewelers, Ltd.	669	64,170
Sleep Number Corp. (A)	448	3,145
Sonic Automotive, Inc., Class A	370	28,153
Stitch Fix, Inc., Class A (A)	2,036	8,857
The Buckle, Inc.	832	48,805
The Children's Place, Inc. (A)	428	2,658
The Gap, Inc.	6,020	128,768
The Home Depot, Inc.	16,214	6,569,751
The ODP Corp. (A)	540	15,039
The RealReal, Inc. (A)	1,902	20,218
The TJX Companies, Inc.	18,118	2,618,776
ThredUp, Inc., Class A (A)	1,718	16,235
Tractor Supply Company	8,645	491,641
Ulta Beauty, Inc. (A)	730	399,128
Upbound Group, Inc.	1,000	23,630
Urban Outfitters, Inc. (A)	1,455	103,931
Valvoline, Inc. (A)	2,076	74,549
Victoria's Secret & Company (A)	1,304	35,391
Warby Parker, Inc., Class A (A)	1,747	48,182
Wayfair, Inc., Class A (A)	1,709	152,665
Williams-Sonoma, Inc.	1,979	386,796
Winmark Corp.	60	29,866
Zumiez, Inc. (A)	371	7,275
		21,075,023
Textiles, apparel and luxury goods – 0.3%
Amer Sports, Inc. (A)	9,039	314,105
Birkenstock Holding PLC (A)	3,007	136,067
Capri Holdings, Ltd. (A)	1,970	39,242
Carter's, Inc.	614	17,327
Columbia Sportswear Company	920	48,116
Crocs, Inc. (A)	890	74,360
Deckers Outdoor Corp. (A)	2,411	244,403
Figs, Inc., Class A (A)	2,634	17,621
G-III Apparel Group, Ltd. (A)	728	19,372
Hanesbrands, Inc. (A)	5,827	38,400
Kontoor Brands, Inc.	908	72,431
Levi Strauss & Company, Class A	1,774	41,334
Lululemon Athletica, Inc. (A)	1,847	328,637
Movado Group, Inc.	357	6,772
NIKE, Inc., Class B	19,352	1,349,415
On Holding AG, Class A (A)	4,709	199,426
Oxford Industries, Inc.	258	10,459
PVH Corp.	777	65,089
Ralph Lauren Corp.	625	195,975
Steven Madden, Ltd.	1,196	40,042
Tapestry, Inc.	3,382	382,910
Under Armour, Inc., Class A (A)	1,703	8,498
Under Armour, Inc., Class C (A)	5,101	24,638
VF Corp.	6,387	92,164
Wolverine World Wide, Inc.	1,341	36,797
		3,803,600
		122,682,516
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 5.1%
Beverages – 1.0%
Brown-Forman Corp., Class A	3,352	$90,202
Brown-Forman Corp., Class B	4,458	120,723
Celsius Holdings, Inc. (A)	4,196	241,228
Coca-Cola Consolidated, Inc.	1,250	146,450
Constellation Brands, Inc., Class A	2,866	385,964
Keurig Dr. Pepper, Inc.	22,090	563,516
MGP Ingredients, Inc.	375	9,071
Molson Coors Beverage Company, Class B	2,955	133,714
Monster Beverage Corp. (A)	15,886	1,069,287
National Beverage Corp. (A)	1,607	59,330
PepsiCo, Inc.	22,274	3,128,161
Primo Brands Corp.	2,194	48,487
The Boston Beer Company, Inc., Class A (A)	142	30,022
The Coca-Cola Company	70,083	4,647,905
The Vita Coco Company, Inc. (A)	930	39,497
		10,713,557
Consumer staples distribution and retail – 2.2%
Albertsons Companies, Inc., Class A	9,044	158,360
BJ's Wholesale Club Holdings, Inc. (A)	2,141	199,648
Casey's General Stores, Inc.	605	342,019
Costco Wholesale Corp.	7,218	6,681,197
Dollar General Corp.	3,580	369,993
Dollar Tree, Inc. (A)	3,324	313,686
Grocery Outlet Holding Corp. (A)	1,624	26,065
Guardian Pharmacy Services, Inc., Class A (A)	418	10,964
Ingles Markets, Inc., Class A	250	17,390
Maplebear, Inc. (A)	4,292	157,774
Natural Grocers by Vitamin Cottage, Inc.	415	16,600
Performance Food Group Company (A)	2,535	263,741
PriceSmart, Inc.	506	61,322
Sprouts Farmers Market, Inc. (A)	1,585	172,448
Sysco Corp.	7,760	638,958
Target Corp.	7,374	661,448
The Andersons, Inc.	584	23,249
The Chefs' Warehouse, Inc. (A)	664	38,731
The Kroger Company	10,750	724,658
U.S. Foods Holding Corp. (A)	3,623	277,594
United Natural Foods, Inc. (A)	1,004	37,770
Village Super Market, Inc., Class A	163	6,090
Walmart, Inc.	129,842	13,381,517
Weis Markets, Inc.	439	31,551
		24,612,773
Food products – 0.6%
Adecoagro SA	1,876	14,708
Archer-Daniels-Midland Company	7,826	467,525
B&G Foods, Inc. (C)	1,618	7,168
Beyond Meat, Inc. (A)(C)	1,746	3,300
Bunge Global SA	3,251	264,144
Calavo Growers, Inc.	359	9,241
Cal-Maine Foods, Inc.	781	73,492
Conagra Brands, Inc.	7,649	140,053
Darling Ingredients, Inc. (A)	2,589	79,922
Dole PLC	1,804	24,246
Flowers Foods, Inc.	3,467	45,244
Fresh Del Monte Produce, Inc.	818	28,401
Freshpet, Inc. (A)	805	44,364
General Mills, Inc.	8,649	436,083
Hormel Foods Corp.	9,060	224,144
Ingredion, Inc.	1,031	125,895
J&J Snack Foods Corp.	333	31,998

259

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
JBS NV, Class A (A)	18,169	$271,263
John B Sanfilippo & Son, Inc.	179	11,506
Kellanova	5,617	460,706
Lamb Weston Holdings, Inc.	2,272	131,958
Lifeway Foods, Inc. (A)	238	6,607
McCormick & Company, Inc.	4,129	276,271
Mission Produce, Inc. (A)	1,395	16,768
Mondelez International, Inc., Class A	21,081	1,316,930
Pilgrim's Pride Corp.	3,891	158,442
Post Holdings, Inc. (A)	868	93,293
Seaboard Corp.	16	58,352
Seneca Foods Corp., Class A (A)	107	11,550
SunOpta, Inc. (A)	2,124	12,447
The Campbell's Company (C)	4,826	152,405
The Hershey Company	2,412	451,165
The J.M. Smucker Company	1,745	189,507
The Kraft Heinz Company	19,198	499,916
The Marzetti Company	454	78,447
The Simply Good Foods Company (A)	1,667	41,375
Tootsie Roll Industries, Inc.	777	32,572
TreeHouse Foods, Inc. (A)	911	18,411
Tyson Foods, Inc., Class A	4,631	251,463
Utz Brands, Inc.	1,554	18,881
Vital Farms, Inc. (A)	730	30,040
Westrock Coffee Company (A)(C)	1,497	7,275
		6,617,478
Household products – 0.7%
Central Garden & Pet Company (A)	158	5,159
Central Garden & Pet Company, Class A (A)	893	26,370
Church & Dwight Company, Inc.	3,966	347,541
Colgate-Palmolive Company	13,138	1,050,252
Energizer Holdings, Inc.	1,125	28,001
Kimberly-Clark Corp.	5,392	670,441
Oil-Dri Corp. of America	192	11,720
Reynolds Consumer Products, Inc.	3,550	86,869
Spectrum Brands Holdings, Inc.	401	21,065
The Clorox Company	1,976	243,641
The Procter & Gamble Company	38,155	5,862,516
WD-40 Company	222	43,867
		8,397,442
Personal care products – 0.1%
BellRing Brands, Inc. (A)	2,076	75,463
Coty, Inc., Class A (A)	14,638	59,138
e.l.f. Beauty, Inc. (A)	922	122,147
Edgewell Personal Care Company	817	16,634
Herbalife, Ltd. (A)	1,732	14,618
Interparfums, Inc.	533	52,437
Kenvue, Inc.	31,213	506,587
Nu Skin Enterprises, Inc., Class A	859	10,471
Olaplex Holdings, Inc. (A)	10,797	14,144
Shineco, Inc. (A)(C)	777	4,398
The Estee Lauder Companies, Inc., Class A	3,816	336,266
The Honest Company, Inc. (A)	1,910	7,029
Upexi, Inc. (A)(C)	996	5,747
USANA Health Sciences, Inc. (A)	387	10,662
		1,235,741
Tobacco – 0.5%
Altria Group, Inc.	27,329	1,805,354
Philip Morris International, Inc.	25,352	4,112,094
Turning Point Brands, Inc.	299	29,559
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Universal Corp.	413	$23,074
		5,970,081
		57,547,072
Energy – 2.9%
Energy equipment and services – 0.3%
Archrock, Inc.	2,878	75,720
Aris Water Solutions, Inc., Class A	551	13,588
Atlas Energy Solutions, Inc. (C)	2,191	24,912
Baker Hughes Company	16,039	781,420
Borr Drilling, Ltd. (A)	4,471	12,027
Bristow Group, Inc. (A)	541	19,519
Cactus, Inc., Class A	1,150	45,391
Core Laboratories, Inc.	1,034	12,780
Expro Group Holdings NV (A)	2,003	23,796
Flowco Holdings, Inc., Class A	563	8,361
Geospace Technologies Corp. (A)	255	4,835
Halliburton Company	13,780	338,988
Helix Energy Solutions Group, Inc. (A)	2,733	17,928
Helmerich & Payne, Inc.	1,643	36,294
Innovex International, Inc. (A)	1,275	23,639
Kodiak Gas Services, Inc.	1,443	53,348
Liberty Energy, Inc.	2,707	33,404
Nabors Industries, Ltd. (A)	294	12,016
National Energy Services Reunited Corp. (A)	1,682	17,257
Noble Corp. PLC	2,539	71,803
NOV, Inc.	6,057	80,255
Oceaneering International, Inc. (A)	1,690	41,878
Oil States International, Inc. (A)	1,351	8,187
Patterson-UTI Energy, Inc.	6,437	33,344
ProFrac Holding Corp., Class A (A)(C)	2,955	10,934
ProPetro Holding Corp. (A)	2,187	11,460
RPC, Inc.	4,184	19,916
Schlumberger, Ltd.	24,339	836,531
Seadrill, Ltd. (A)	1,034	31,237
Select Water Solutions, Inc.	1,895	20,258
Solaris Energy Infrastructure, Inc.	743	29,698
TechnipFMC PLC	6,694	264,078
TETRA Technologies, Inc. (A)	2,384	13,708
Tidewater, Inc. (A)	809	43,144
Transocean, Ltd. (A)	15,605	48,688
Valaris, Ltd. (A)	1,130	55,110
Weatherford International PLC	1,155	79,037
		3,254,489
Oil, gas and consumable fuels – 2.6%
American Resources Corp. (A)	1,543	4,166
Antero Midstream Corp.	7,786	151,360
Antero Resources Corp. (A)	5,023	168,572
APA Corp.	5,787	140,508
Ardmore Shipping Corp.	686	8,143
Berry Corp.	1,717	6,490
BKV Corp. (A)	1,512	34,973
California Resources Corp.	1,374	73,069
Centrus Energy Corp., Class A (A)	285	88,370
Cheniere Energy, Inc.	3,574	839,819
Chevron Corp.	33,806	5,249,734
Chord Energy Corp.	917	91,122
Civitas Resources, Inc.	1,490	48,425
Clean Energy Fuels Corp. (A)	4,082	10,532
CNX Resources Corp. (A)	2,307	74,101
Comstock Resources, Inc. (A)	4,826	95,700
ConocoPhillips	20,339	1,923,866
Core Natural Resources, Inc.	836	69,789
Coterra Energy, Inc.	12,408	293,449

260

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Crescent Energy Company, Class A	4,239	$37,812
CVR Energy, Inc. (A)	1,668	60,849
Delek US Holdings, Inc.	1,010	32,593
Devon Energy Corp.	10,224	358,453
DHT Holdings, Inc.	2,637	31,512
Diamondback Energy, Inc.	4,711	674,144
Diversified Energy Company PLC	1,448	20,286
Dorian LPG, Ltd.	696	20,741
DT Midstream, Inc.	1,642	185,645
Encore Energy Corp. (A)	3,548	11,389
Energy Fuels, Inc. (A)	3,784	58,084
EOG Resources, Inc.	8,882	995,850
EQT Corp.	10,157	552,846
Excelerate Energy, Inc., Class A	576	14,509
Expand Energy Corp.	3,875	411,680
Exxon Mobil Corp.	69,409	7,825,865
FLEX LNG, Ltd. (New York Stock Exchange) (A)(C)	905	22,806
Gevo, Inc. (A)	4,177	8,187
Golar LNG, Ltd.	1,706	68,939
Granite Ridge Resources, Inc.	2,990	16,176
Green Plains, Inc. (A)	1,158	10,179
Gulfport Energy Corp. (A)	287	51,941
Harvest Natural Resources, Inc. (A)(B)	270	0
HF Sinclair Corp.	3,025	158,329
HighPeak Energy, Inc. (C)	2,308	16,318
Infinity Natural Resources, Inc., Class A (A)	333	4,366
International Seaways, Inc.	805	37,094
Kinder Morgan, Inc.	36,132	1,022,897
Kinetik Holdings, Inc.	987	42,184
Kosmos Energy, Ltd. (A)	8,691	14,427
Lightbridge Corp. (A)	441	9,354
Magnolia Oil & Gas Corp., Class A	2,983	71,204
Marathon Petroleum Corp.	4,940	952,136
Matador Resources Company	2,013	90,444
Murphy Oil Corp.	2,332	66,252
New Fortress Energy, Inc. (A)(C)	4,680	10,343
Next Bridge Hydrocarbons, Inc. (A)(B)	2,456	0
NextDecade Corp. (A)	4,424	30,039
Nordic American Tankers, Ltd.	4,148	13,025
Northern Oil and Gas, Inc.	1,561	38,713
Occidental Petroleum Corp.	15,985	755,291
ONEOK, Inc.	10,230	746,483
Ovintiv, Inc.	4,123	166,487
Par Pacific Holdings, Inc. (A)	844	29,894
PBF Energy, Inc., Class A	1,907	57,534
Peabody Energy Corp.	1,979	52,483
Permian Resources Corp.	11,268	144,230
Phillips 66	6,569	893,515
Prairie Operating Company (A)	1,162	2,307
PrimeEnergy Resources Corp. (A)	31	5,178
Range Resources Corp.	3,881	146,081
REX American Resources Corp. (A)	618	18,923
Riley Exploration Permian, Inc.	420	11,386
Sable Offshore Corp. (A)	1,646	28,739
SandRidge Energy, Inc.	766	8,640
Scorpio Tankers, Inc.	827	46,353
SFL Corp., Ltd.	2,371	17,854
SM Energy Company	1,820	45,445
Talos Energy, Inc. (A)	3,093	29,662
Targa Resources Corp.	3,493	585,217
Teekay Corp., Ltd.	1,468	12,008
Teekay Tankers, Ltd., Class A	491	24,820
Texas Pacific Land Corp.	375	350,115
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
The Williams Companies, Inc.	19,866	$1,258,511
Uranium Energy Corp. (A)	7,271	96,995
VAALCO Energy, Inc.	2,098	8,434
Valero Energy Corp.	5,048	859,472
Venture Global, Inc. (C)	7,534	106,907
Viper Energy, Inc., Class A	2,770	105,869
Vital Energy, Inc. (A)	694	11,722
Vitesse Energy, Inc.	767	17,817
World Kinect Corp.	928	24,082
		30,088,253
		33,342,742
Financials – 13.8%
Banks – 3.7%
1st Source Corp.	447	27,517
ACNB Corp.	272	11,979
Amalgamated Financial Corp.	546	14,824
Amerant Bancorp, Inc.	872	16,803
Ameris Bancorp	1,080	79,175
Arrow Financial Corp.	530	14,999
Associated Banc-Corp.	2,447	62,912
Atlantic Union Bankshares Corp.	2,209	77,956
Axos Financial, Inc. (A)	900	76,185
Banc of California, Inc.	2,256	37,337
BancFirst Corp.	575	72,709
Bank First Corp.	197	23,898
Bank of America Corp.	120,488	6,215,976
Bank of Hawaii Corp.	610	40,040
Bank of Marin Bancorp	509	12,359
Bank OZK	1,741	88,756
Bank7 Corp.	215	9,948
BankFinancial Corp.	567	6,821
BankUnited, Inc.	1,107	42,243
Bankwell Financial Group, Inc.	196	8,673
Banner Corp.	555	36,353
Bar Harbor Bankshares	529	16,113
Beacon Financial Corp.	543	12,875
Blue Ridge Bankshares, Inc. (A)	1,966	8,316
BOK Financial Corp.	1,062	118,349
Bridgewater Bancshares, Inc. (A)	722	12,707
Burke & Herbert Financial Services Corp.	287	17,705
Business First Bancshares, Inc.	734	17,330
Byline Bancorp, Inc.	973	26,981
Cadence Bank	2,831	106,276
California BanCorp (A)	709	11,826
Camden National Corp.	425	16,401
Capital Bancorp, Inc.	428	13,653
Capital City Bank Group, Inc.	474	19,808
Capitol Federal Financial, Inc.	2,704	17,170
Carter Bankshares, Inc. (A)	609	11,821
Cathay General Bancorp	1,089	52,283
Central Pacific Financial Corp.	535	16,232
ChoiceOne Financial Services, Inc.	293	8,485
Citigroup, Inc.	29,920	3,036,880
Citizens Financial Group, Inc.	6,737	358,139
City Holding Company	243	30,100
Civista Bancshares, Inc.	533	10,825
CNB Financial Corp.	777	18,803
Coastal Financial Corp. (A)	250	27,043
Colony Bankcorp, Inc.	648	11,022
Columbia Banking System, Inc.	3,277	84,350
Columbia Financial, Inc. (A)	2,150	32,272
Comerica, Inc.	2,036	139,507
Commerce Bancshares, Inc.	2,158	128,962
Community Financial System, Inc.	904	53,011

261

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Community Trust Bancorp, Inc.	452	$25,289
Community West Bancshares	552	11,504
ConnectOne Bancorp, Inc.	909	22,552
Cullen/Frost Bankers, Inc.	1,022	129,559
Customers Bancorp, Inc. (A)	501	32,750
CVB Financial Corp.	2,309	43,663
Dime Community Bancshares, Inc.	781	23,297
Eagle Bancorp, Inc.	619	12,516
East West Bancorp, Inc.	2,202	234,403
Eastern Bankshares, Inc.	3,423	62,127
Enterprise Financial Services Corp.	631	36,585
Equity Bancshares, Inc., Class A	430	17,501
Esquire Financial Holdings, Inc.	153	15,614
Farmers & Merchants Bancorp, Inc.	229	5,727
Farmers National Banc Corp.	1,223	17,623
FB Bancorp, Inc. (A)	533	6,407
FB Financial Corp.	942	52,507
Fifth Third Bancorp	10,517	468,532
Financial Institutions, Inc.	518	14,090
First Bancorp (North Carolina)	705	37,287
First Bancorp (Puerto Rico)	2,459	54,221
First Bank	397	6,467
First Busey Corp.	1,481	34,285
First Business Financial Services, Inc.	211	10,816
First Citizens BancShares, Inc., Class A	192	343,519
First Commonwealth Financial Corp.	1,752	29,872
First Community Bankshares, Inc.	544	18,931
First Financial Bancorp	1,626	41,057
First Financial Bankshares, Inc.	2,432	81,837
First Financial Corp.	261	14,731
First Financial Northwest, Inc. (A)(B)	220	123
First Foundation, Inc. (A)	1,656	9,224
First Hawaiian, Inc.	1,889	46,904
First Horizon Corp.	7,950	179,750
First Internet Bancorp	224	5,024
First Interstate BancSystem, Inc., Class A	1,661	52,936
First Merchants Corp.	999	37,662
First Mid Bancshares, Inc.	611	23,145
Firstsun Capital Bancorp (A)	497	19,279
Five Star Bancorp	575	18,515
Flagstar Financial, Inc.	6,790	78,425
Flushing Financial Corp.	871	12,029
FNB Corp.	5,066	81,613
Franklin Financial Services Corp.	111	5,106
Fulton Financial Corp.	2,719	50,655
German American Bancorp, Inc.	772	30,316
Glacier Bancorp, Inc.	1,932	94,030
Great Southern Bancorp, Inc.	323	19,784
Greene County Bancorp, Inc.	368	8,317
Guaranty Bancshares, Inc.	270	13,163
Hancock Whitney Corp.	1,228	76,885
Hanmi Financial Corp.	641	15,826
HarborOne Bancorp, Inc.	1,194	16,238
HBT Financial, Inc.	507	12,776
Heritage Commerce Corp.	1,298	12,889
Heritage Financial Corp.	713	17,247
Hilltop Holdings, Inc.	1,108	37,029
Home Bancorp, Inc.	194	10,539
Home BancShares, Inc.	3,084	87,277
HomeTrust Bancshares, Inc.	441	18,055
Hope Bancorp, Inc.	2,285	24,609
Horizon Bancorp, Inc.	1,274	20,397
Huntington Bancshares, Inc.	22,851	394,637
Independent Bank Corp. (Massachusetts)	780	53,953
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Independent Bank Corp. (Michigan)	551	$17,067
International Bancshares Corp.	1,035	71,156
JPMorgan Chase & Co.	44,763	14,119,593
Kearny Financial Corp.	1,825	11,990
KeyCorp	17,113	319,842
Lakeland Financial Corp.	438	28,120
Live Oak Bancshares, Inc.	780	27,472
M&T Bank Corp.	2,496	493,260
Mechanics Bancorp, Class A (A)	390	5,191
Mercantile Bank Corp.	392	17,640
Meridian Corp.	275	4,342
Metrocity Bankshares, Inc.	823	22,789
Metropolitan Bank Holding Corp.	179	13,393
Mid Penn Bancorp, Inc.	479	13,719
Midland States Bancorp, Inc.	617	10,575
MidWestOne Financial Group, Inc.	627	17,738
MVB Financial Corp.	432	10,826
National Bank Holdings Corp., Class A	656	25,348
NB Bancorp, Inc.	789	13,926
NBT Bancorp, Inc.	910	38,002
Nicolet Bankshares, Inc.	260	34,970
Northeast Bank	137	13,722
Northeast Community Bancorp, Inc.	317	6,521
Northfield Bancorp, Inc.	1,132	13,358
Northpointe Bancshares, Inc.	780	13,322
Northrim BanCorp, Inc.	448	9,704
Northwest Bancshares, Inc.	2,330	28,869
NU Holdings, Ltd., Class A (A)	61,295	981,333
OceanFirst Financial Corp.	1,090	19,151
OFG Bancorp	710	30,878
Old National Bancorp	6,113	134,180
Old Second Bancorp, Inc.	1,028	17,769
Orange County Bancorp, Inc.	322	8,118
Origin Bancorp, Inc.	630	21,748
Orrstown Financial Services, Inc.	357	12,131
Park National Corp.	281	45,671
Pathward Financial, Inc.	348	25,755
Peapack-Gladstone Financial Corp.	412	11,371
Peoples Bancorp, Inc.	690	20,693
Peoples Financial Services Corp.	269	13,076
Pinnacle Financial Partners, Inc.	1,241	116,393
Popular, Inc.	1,051	133,488
Preferred Bank	202	18,259
Prosperity Bancshares, Inc.	1,450	96,208
Provident Financial Services, Inc.	2,261	43,592
QCR Holdings, Inc.	286	21,633
RBB Bancorp	556	10,431
Red River Bancshares, Inc.	110	7,130
Regions Financial Corp.	14,037	370,156
Renasant Corp.	1,503	55,446
Republic Bancorp, Inc., Class A	362	26,155
S&T Bancorp, Inc.	691	25,975
Seacoast Banking Corp. of Florida	1,442	43,880
ServisFirst Bancshares, Inc.	917	73,846
Shore Bancshares, Inc.	1,027	16,853
Sierra Bancorp	422	12,200
Simmons First National Corp., Class A	2,329	44,647
SmartFinancial, Inc.	465	16,614
South Plains Financial, Inc.	409	15,808
Southern Missouri Bancorp, Inc.	296	15,558
Southside Bancshares, Inc.	740	20,905
SouthState Bank Corp.	1,573	155,523
Stellar Bancorp, Inc.	914	27,731
Sterling Bancorp, Inc. (A)(B)	861	0
Stock Yards Bancorp, Inc.	529	37,025

262

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Synovus Financial Corp.	2,168	$106,405
Texas Capital Bancshares, Inc. (A)	712	60,185
TFS Financial Corp.	5,017	66,099
The Bancorp, Inc. (A)	744	55,718
The Bank of NT Butterfield & Son, Ltd.	681	29,229
The Hingham Institution for Savings	39	10,287
The PNC Financial Services Group, Inc.	6,369	1,279,723
Third Coast Bancshares, Inc. (A)	288	10,935
Tompkins Financial Corp.	329	21,783
Towne Bank	1,407	48,640
TriCo Bancshares	688	30,554
Triumph Financial, Inc. (A)	411	20,566
Truist Financial Corp.	20,821	951,936
Trustmark Corp.	1,004	39,758
U.S. Bancorp	25,169	1,216,418
UMB Financial Corp.	1,192	141,073
United Bankshares, Inc.	2,259	84,057
United Community Banks, Inc.	2,003	62,794
Unity Bancorp, Inc.	237	11,582
Univest Financial Corp.	713	21,404
Valley National Bancorp	8,704	92,262
Veritex Holdings, Inc.	885	29,674
Virginia National Bankshares Corp.	168	6,520
WaFd, Inc.	1,324	40,104
Washington Trust Bancorp, Inc.	431	12,456
Webster Financial Corp.	2,605	154,841
Wells Fargo & Company	52,112	4,368,028
WesBanco, Inc.	1,541	49,204
West BanCorp, Inc.	283	5,751
Westamerica BanCorp	441	22,046
Western Alliance Bancorp	1,759	152,540
Western New England Bancorp, Inc.	648	7,782
Wintrust Financial Corp.	1,054	139,592
WSFS Financial Corp.	925	49,885
Zions Bancorp NA	2,287	129,398
		42,581,348
Capital markets – 3.4%
Acadian Asset Management, Inc.	618	29,763
Affiliated Managers Group, Inc.	453	108,009
AlTi Global, Inc. (A)	1,545	5,500
Ameriprise Financial, Inc.	1,530	751,613
Ares Management Corp., Class A	3,511	561,374
Artisan Partners Asset Management, Inc., Class A	1,122	48,695
B. Riley Financial, Inc. (A)(C)	542	3,238
Bakkt Holdings, Inc. (A)(C)	263	8,850
BGC Group, Inc., Class A	5,926	56,060
BlackRock, Inc.	2,520	2,937,992
Blue Owl Capital, Inc.	10,528	178,239
Cboe Global Markets, Inc.	1,704	417,906
CGrowth Capital, Inc. (A)	657	1
CME Group, Inc.	5,868	1,585,475
Cohen & Steers, Inc.	870	57,081
Coinbase Global, Inc., Class A (A)	3,502	1,181,890
Diamond Hill Investment Group, Inc.	54	7,561
DigitalBridge Group, Inc.	2,991	34,995
Dominari Holdings, Inc.	329	2,333
Donnelley Financial Solutions, Inc. (A)	453	23,298
Ellington Credit Company	855	4,660
Evercore, Inc., Class A	618	208,464
FactSet Research Systems, Inc.	614	175,905
Federated Hermes, Inc.	1,213	62,991
Fidus Investment Corp.	107	2,168
Forge Global Holdings, Inc. (A)	285	4,817
Franklin Resources, Inc.	8,403	194,361
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Freedom Holding Corp. (A)(C)	1,009	$173,679
GCM Grosvenor, Inc., Class A	1,145	13,820
Hamilton Lane, Inc., Class A	704	94,892
Houlihan Lokey, Inc.	876	179,860
Interactive Brokers Group, Inc., Class A	7,235	497,840
Intercontinental Exchange, Inc.	9,314	1,569,223
Invesco, Ltd.	7,176	164,617
Jefferies Financial Group, Inc.	3,347	218,961
KKR & Company, Inc.	14,519	1,886,744
Lazard, Inc.	1,523	80,384
LPL Financial Holdings, Inc.	1,299	432,164
MarketAxess Holdings, Inc.	610	106,293
Moelis & Company, Class A	1,189	84,799
Moody's Corp.	2,920	1,391,322
Morgan Stanley	25,981	4,129,940
Morningstar, Inc.	687	159,391
MSCI, Inc.	1,257	713,234
Nasdaq, Inc.	9,323	824,619
Northern Trust Corp.	3,099	417,125
Nuveen Churchill Direct Lending Corp.	165	2,277
Open Lending Corp. (A)	2,641	5,573
Oppenheimer Holdings, Inc., Class A	199	14,708
P10, Inc., Class A	1,393	15,156
P10, Inc., Class B	665	7,235
Patria Investments, Ltd., Class A	1,225	17,885
Perella Weinberg Partners	1,025	21,853
Piper Sandler Companies	285	98,892
PJT Partners, Inc., Class A	387	68,782
Raymond James Financial, Inc.	3,231	557,671
Robinhood Markets, Inc., Class A (A)	12,595	1,803,352
S&P Global, Inc.	4,971	2,419,435
SEI Investments Company	1,975	167,579
State Street Corp.	4,590	532,486
StepStone Group, Inc., Class A	1,312	85,687
Stifel Financial Corp.	1,635	185,523
StoneX Group, Inc. (A)	813	82,048
Strive, Inc. (A)(C)	280	700
SuRo Capital Corp.	219	1,971
T. Rowe Price Group, Inc.	3,540	363,346
The Bank of New York Mellon Corp.	11,458	1,248,464
The Blackstone Group, Inc.	11,997	2,049,687
The Carlyle Group, Inc.	5,887	369,115
The Charles Schwab Corp.	29,552	2,821,329
The Goldman Sachs Group, Inc.	4,919	3,917,246
TPG, Inc.	2,273	130,584
Tradeweb Markets, Inc., Class A	1,900	210,862
Value Line, Inc.	155	6,057
Victory Capital Holdings, Inc., Class A	1,096	70,977
Virtu Financial, Inc., Class A	1,398	49,629
Virtus Investment Partners, Inc.	113	21,473
Webull Corp. (A)(C)	6,561	97,037
WisdomTree, Inc.	2,348	32,637
		39,269,402
Consumer finance – 0.7%
Ally Financial, Inc.	4,947	193,922
American Express Company	11,325	3,761,712
Atlanticus Holdings Corp. (A)	267	15,641
Bread Financial Holdings, Inc.	744	41,493
Capital One Financial Corp.	10,400	2,210,832
Credit Acceptance Corp. (A)	184	85,915
Dave, Inc. (A)	197	39,272
Defi Development Corp. (A)(C)	356	5,450
Encore Capital Group, Inc. (A)	423	17,656
Enova International, Inc. (A)	398	45,806
EZCORP, Inc., Class A (A)	937	17,840

263

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
FirstCash Holdings, Inc.	729	$115,488
Green Dot Corp., Class A (A)	974	13,081
Jefferson Capital, Inc.	1,204	20,781
Katapult Holdings, Inc. (A)	110	1,316
LendingClub Corp. (A)	1,891	28,724
LendingTree, Inc. (A)	227	14,694
Navient Corp.	1,776	23,354
Nelnet, Inc., Class A	439	55,042
NerdWallet, Inc., Class A (A)	826	8,888
OneMain Holdings, Inc.	1,884	106,371
Oportun Financial Corp. (A)	842	5,195
OppFi, Inc.	491	5,563
PRA Group, Inc. (A)	702	10,839
PROG Holdings, Inc.	644	20,840
Regional Management Corp.	225	8,766
SLM Corp.	3,358	92,949
SoFi Technologies, Inc. (A)	19,480	514,662
Synchrony Financial	5,989	425,518
Upstart Holdings, Inc. (A)(C)	1,567	79,604
World Acceptance Corp. (A)	102	17,252
		8,004,466
Financial services – 3.9%
Acacia Research Corp. (A)	2,646	8,600
Affirm Holdings, Inc. (A)	4,640	339,091
Alerus Financial Corp.	622	13,771
Apollo Global Management, Inc.	9,312	1,241,010
AvidXchange Holdings, Inc. (A)	3,529	35,114
Berkshire Hathaway, Inc., Class A (A)	9	6,787,800
Berkshire Hathaway, Inc., Class B (A)	21,843	10,981,350
Better Home & Finance Holding Company (A)	196	11,003
Block, Inc. (A)	8,944	646,383
Burford Capital, Ltd.	3,657	43,738
Cannae Holdings, Inc.	1,129	20,672
Cantaloupe, Inc. (A)	1,310	13,847
Cass Information Systems, Inc.	352	13,844
Chime Financial, Inc., Class A (A)	5,584	112,629
Compass Diversified Holdings	1,867	12,360
Corebridge Financial, Inc.	8,775	281,239
Corpay, Inc. (A)	1,145	329,829
Enact Holdings, Inc.	2,518	96,540
Equitable Holdings, Inc.	4,826	245,064
Essent Group, Ltd.	1,576	100,171
Euronet Worldwide, Inc. (A)	657	57,691
Federal Agricultural Mortgage Corp., Class C	155	26,037
Fidelity National Information Services, Inc.	8,509	561,083
Finance of America Companies, Inc. (A)	209	4,688
Fiserv, Inc. (A)	8,849	1,140,902
Flywire Corp. (A)	2,013	27,256
Global Payments, Inc.	3,926	326,172
Guild Holdings Company, Class A	452	9,013
HA Sustainable Infrastructure Capital, Inc.	2,020	62,014
International Money Express, Inc. (A)	596	8,326
Jack Henry & Associates, Inc.	1,175	174,993
Jackson Financial, Inc., Class A	1,122	113,580
LoanDepot, Inc., Class A (A)	1,983	6,088
Marqeta, Inc., Class A (A)	7,030	37,118
Mastercard, Inc., Class A	14,608	8,309,176
Merchants Bancorp	821	26,108
MGIC Investment Corp.	3,670	104,118
Mr. Cooper Group, Inc.	1,044	220,065
NCR Atleos Corp. (A)	1,219	47,919
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
NewtekOne, Inc.	584	$6,687
NMI Holdings, Inc. (A)	1,251	47,963
Onity Group, Inc. (A)	179	7,153
Paymentus Holdings, Inc., Class A (A)	753	23,042
Payoneer Global, Inc. (A)	6,034	36,506
PayPal Holdings, Inc. (A)	15,538	1,041,978
Paysafe, Ltd. (A)	1,073	13,863
Paysign, Inc. (A)	1,066	6,705
PennyMac Financial Services, Inc.	849	105,174
Priority Technology Holdings, Inc. (A)	1,420	9,755
Radian Group, Inc.	2,137	77,402
Remitly Global, Inc. (A)	3,374	54,996
Repay Holdings Corp. (A)	1,626	8,504
Rocket Companies, Inc., Class A (C)	4,198	81,357
Sezzle, Inc. (A)	555	44,139
Shift4 Payments, Inc., Class A (A)	1,092	84,521
StoneCo, Ltd., Class A (A)	4,203	79,479
Sui Group Holdings, Ltd. (A)	1,456	5,620
The Western Union Company	5,028	40,174
Toast, Inc., Class A (A)	8,297	302,923
TrustCo Bank Corp. NY	444	16,117
UWM Holdings Corp.	3,632	22,119
Velocity Financial, Inc. (A)	779	14,131
Visa, Inc., Class A	27,654	9,440,523
Voya Financial, Inc.	1,549	115,865
Walker & Dunlop, Inc.	570	47,663
WEX, Inc. (A)	554	87,272
XBP Global Holdings, Inc. (A)	2,389	1,928
		44,419,961
Insurance – 2.0%
Abacus Global Management, Inc. (A)	1,785	10,228
Aflac, Inc.	8,745	976,817
Ambac Financial Group, Inc. (A)	892	7,439
American Coastal Insurance Corp.	927	10,559
American Financial Group, Inc.	1,346	196,139
American Integrity Insurance Group, Inc. (A)	478	10,664
American International Group, Inc.	8,940	702,148
AMERISAFE, Inc.	394	17,273
Aon PLC, Class A	3,507	1,250,526
Arch Capital Group, Ltd.	6,048	548,735
Arthur J. Gallagher & Company	4,173	1,292,545
Aspen Insurance Holdings, Ltd., Class A (A)	1,568	57,561
Assurant, Inc.	805	174,363
Assured Guaranty, Ltd.	769	65,096
Ategrity Specialty Holdings LLC (A)	1,040	20,561
Axis Capital Holdings, Ltd.	1,234	118,217
Bowhead Specialty Holdings, Inc. (A)	613	16,576
Brighthouse Financial, Inc. (A)	939	49,842
Brown & Brown, Inc.	5,340	500,839
Chubb, Ltd.	6,478	1,828,416
Cincinnati Financial Corp.	2,554	403,787
CNA Financial Corp.	4,534	210,650
CNO Financial Group, Inc.	1,596	63,122
Donegal Group, Inc., Class A	745	14,446
eHealth, Inc. (A)	826	3,560
Employers Holdings, Inc.	440	18,691
Erie Indemnity Company, Class A	757	240,847
Everest Group, Ltd.	668	233,954
F&G Annuities & Life, Inc.	2,236	69,920
Fidelis Insurance Holdings, Ltd.	1,764	32,017
Fidelity National Financial, Inc.	4,437	268,394
First American Financial Corp.	1,654	106,253
Genworth Financial, Inc. (A)	6,694	59,577

264

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Globe Life, Inc.	1,316	$188,149
Goosehead Insurance, Inc., Class A	419	31,182
Hagerty, Inc., Class A (A)	1,741	20,962
Hamilton Insurance Group, Ltd., Class B (A)	1,129	27,999
HCI Group, Inc.	211	40,497
Heritage Insurance Holdings, Inc. (A)	519	13,068
Hippo Holdings, Inc. (A)	431	15,585
Horace Mann Educators Corp.	701	31,664
Investors Title Company	34	9,106
James River Group Holdings, Ltd.	1,063	5,900
Kemper Corp.	1,044	53,818
Kingstone Companies, Inc.	256	3,763
Kingsway Financial Services, Inc. (A)	637	9,313
Kinsale Capital Group, Inc.	379	161,174
Lemonade, Inc. (A)	1,209	64,718
Lincoln National Corp.	3,063	123,531
Loews Corp.	3,365	337,812
Markel Group, Inc. (A)	206	393,740
Marsh & McLennan Companies, Inc.	7,997	1,611,635
MBIA, Inc. (A)	1,045	7,785
Mercury General Corp.	906	76,811
MetLife, Inc.	10,797	889,349
Old Republic International Corp.	3,923	166,610
Oscar Health, Inc., Class A (A)	3,648	69,057
Palomar Holdings, Inc. (A)	438	51,137
Primerica, Inc.	533	147,955
Principal Financial Group, Inc.	3,604	298,808
ProAssurance Corp. (A)	898	21,543
Prudential Financial, Inc.	5,712	592,563
Reinsurance Group of America, Inc.	1,059	203,466
RenaissanceRe Holdings, Ltd.	753	191,209
RLI Corp.	1,515	98,808
Root, Inc., Class A (A)	223	19,961
Ryan Specialty Holdings, Inc.	2,088	117,680
Safety Insurance Group, Inc.	285	20,147
Selective Insurance Group, Inc.	986	79,935
SelectQuote, Inc. (A)	3,311	6,490
SiriusPoint, Ltd. (A)	2,067	37,392
Skyward Specialty Insurance Group, Inc. (A)	668	31,770
Slide Insurance Holdings, Inc. (A)	2,167	34,206
Stewart Information Services Corp.	466	34,167
The Allstate Corp.	4,267	915,912
The Baldwin Insurance Group, Inc. (A)	1,190	33,570
The Hanover Insurance Group, Inc.	568	103,166
The Hartford Insurance Group, Inc.	4,517	602,523
The Progressive Corp.	9,531	2,353,680
The Travelers Companies, Inc.	3,650	1,019,153
Tiptree, Inc.	755	14,473
Trupanion, Inc. (A)	711	30,772
TWFG, Inc. (A)	339	9,302
United Fire Group, Inc.	504	15,332
Universal Insurance Holdings, Inc.	524	13,781
Unum Group	2,748	213,739
W.R. Berkley Corp.	6,157	471,749
White Mountains Insurance Group, Ltd.	42	70,204
Willis Towers Watson PLC	1,584	547,193
		22,334,776
Mortgage real estate investment trusts – 0.1%
Adamas Trust, Inc.	1,742	12,142
Advanced Flower Capital, Inc.	655	2,509
AG Mortgage Investment Trust, Inc.	826	5,980
AGNC Investment Corp.	16,793	164,403
Angel Oak Mortgage REIT, Inc.	592	5,547
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Annaly Capital Management, Inc.	10,322	$208,608
Apollo Commercial Real Estate Finance, Inc.	2,461	24,930
Arbor Realty Trust, Inc.	3,133	38,254
Ares Commercial Real Estate Corp.	1,372	6,188
ARMOUR Residential REIT, Inc.	1,784	26,653
Blackstone Mortgage Trust, Inc., Class A	2,814	51,806
BrightSpire Capital, Inc.	2,843	15,437
Chicago Atlantic Real Estate Finance, Inc.	589	7,533
Chimera Investment Corp.	1,420	18,772
Claros Mortgage Trust, Inc. (A)	2,616	8,685
Dynex Capital, Inc.	2,059	25,305
Ellington Financial, Inc.	1,648	21,391
Franklin BSP Realty Trust, Inc.	1,604	17,419
Invesco Mortgage Capital, Inc.	1,237	9,352
KKR Real Estate Finance Trust, Inc.	1,337	12,033
Ladder Capital Corp.	2,507	27,351
MFA Financial, Inc.	1,706	15,678
Orchid Island Capital, Inc.	2,210	15,492
PennyMac Mortgage Investment Trust	1,495	18,329
Ready Capital Corp.	3,146	12,175
Redwood Trust, Inc.	2,620	15,170
Rithm Capital Corp.	8,308	94,628
Starwood Property Trust, Inc.	5,814	112,617
TPG RE Finance Trust, Inc.	1,435	12,284
Two Harbors Investment Corp.	1,773	17,500
		1,024,171
		157,634,124
Health care – 9.0%
Biotechnology – 2.0%
4D Molecular Therapeutics, Inc. (A)	900	7,821
89bio, Inc. (A)	2,525	37,118
AbbVie, Inc.	28,750	6,656,775
Abeona Therapeutics, Inc. (A)	1,007	5,317
Absci Corp. (A)(C)	2,621	7,968
ACADIA Pharmaceuticals, Inc. (A)	2,745	58,578
Achieve Life Sciences, Inc. (A)	1,222	3,849
Acrivon Therapeutics, Inc. (A)	988	1,788
ADMA Biologics, Inc. (A)	3,860	56,588
Aduro Biotech, Inc. (A)(B)	312	437
Agenus, Inc. (A)	597	2,298
Agios Pharmaceuticals, Inc. (A)	959	38,494
Akebia Therapeutics, Inc. (A)	4,533	12,375
Akero Therapeutics, Inc. (A)	1,317	62,531
Akouos, Inc. (A)(B)	504	912
Albireo Pharma, Inc. (A)(B)	301	647
Aldeyra Therapeutics, Inc. (A)	1,149	5,998
Alector, Inc. (A)	2,049	6,065
Alkermes PLC (A)	2,664	79,920
Allogene Therapeutics, Inc. (A)	4,420	5,481
Alnylam Pharmaceuticals, Inc. (A)	2,133	972,648
Altimmune, Inc. (A)(C)	1,590	5,994
Alvotech SA (A)(C)	4,452	36,462
Ambit Biosciences Corp. (A)(B)	515	278
Amgen, Inc.	8,755	2,470,661
Amicus Therapeutics, Inc. (A)	5,121	40,353
AnaptysBio, Inc. (A)	488	14,943
Anavex Life Sciences Corp. (A)(C)	1,492	13,279
Annexon, Inc. (A)	2,088	6,368
Apellis Pharmaceuticals, Inc. (A)	2,063	46,686
Apogee Therapeutics, Inc. (A)	767	30,473
Arbutus Biopharma Corp. (A)	3,670	16,662
Arcellx, Inc. (A)	904	74,218
Arcturus Therapeutics Holdings, Inc. (A)	482	8,883

265

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Arcus Biosciences, Inc. (A)	1,874	$25,486
Arcutis Biotherapeutics, Inc. (A)	1,962	36,984
Ardelyx, Inc. (A)	3,956	21,798
ArriVent Biopharma, Inc. (A)(C)	798	14,723
Arrowhead Pharmaceuticals, Inc. (A)	2,270	78,292
ARS Pharmaceuticals, Inc. (A)	1,669	16,773
Assembly Biosciences, Inc. (A)	288	7,373
Astria Therapeutics, Inc. (A)	1,099	8,001
aTyr Pharma, Inc. (A)(C)	2,517	1,816
Aura Biosciences, Inc. (A)	1,505	9,301
Aurinia Pharmaceuticals, Inc. (A)	2,164	23,912
Avalo Therapeutics, Inc. (A)	265	3,368
Avidity Biosciences, Inc. (A)	2,106	91,758
Avita Medical, Inc. (A)(C)	611	3,122
Beam Therapeutics, Inc. (A)	1,668	40,482
Bicara Therapeutics, Inc. (A)(C)	972	15,348
BioCryst Pharmaceuticals, Inc. (A)	3,431	26,041
Biogen, Inc. (A)	2,367	331,569
Biohaven, Ltd. (A)	1,768	26,538
BioMarin Pharmaceutical, Inc. (A)	3,091	167,409
Biomea Fusion, Inc. (A)	1,254	2,533
Bioxcel Therapeutics, Inc. (A)	321	822
Black Diamond Therapeutics, Inc. (A)	1,108	4,199
Bluebird Bio, Inc. (A)(B)	206	406
Blueprint Medicines Corp. (A)(B)	1,057	486
Bridgebio Pharma, Inc. (A)	3,120	162,053
Bright Minds Biosciences, Inc. (A)	136	8,250
C4 Therapeutics, Inc. (A)	1,354	3,006
Cabaletta Bio, Inc. (A)	1,721	4,027
Candel Therapeutics, Inc. (A)(C)	991	5,054
Capricor Therapeutics, Inc. (A)(C)	774	5,581
Cardiff Oncology, Inc. (A)	1,303	2,684
CareDx, Inc. (A)	891	12,955
Caribou Biosciences, Inc. (A)	2,047	4,770
Caris Life Sciences, Inc. (A)(C)	4,622	139,816
Catalyst Pharmaceuticals, Inc. (A)	1,958	38,573
Celcuity, Inc. (A)	707	34,926
Celldex Therapeutics, Inc. (A)	1,125	29,104
CEL-SCI Corp. (A)	165	1,518
CervoMed, Inc. (A)	187	1,513
CG Oncology, Inc. (A)	1,256	50,592
Checkpoint Therapeutics, Inc. (A)(B)	923	148
Chinook Therapeutics, Inc. (A)(B)	965	1,352
Cidara Therapeutics, Inc. (A)	423	40,506
Cogent Biosciences, Inc. (A)	2,338	33,574
Coherus Oncology, Inc. (A)	2,348	3,851
Compass Therapeutics, Inc. (A)	3,049	10,672
Concert Pharmaceuticals, Inc. (A)(B)	1,064	394
Corbus Pharmaceuticals Holdings, Inc. (A)	256	3,238
Corvus Pharmaceuticals, Inc. (A)	1,381	10,178
Crescent Biopharma, Inc. (A)	295	3,508
CRISPR Therapeutics AG (A)(C)	1,485	96,243
Cullinan Therapeutics, Inc. (A)	1,200	7,116
Cyteir Therapeutics, Inc. (A)(B)	445	0
Cytokinetics, Inc. (A)	1,961	107,777
CytomX Therapeutics, Inc. (A)	2,895	9,235
Day One Biopharmaceuticals, Inc. (A)	1,845	13,007
Denali Therapeutics, Inc. (A)	2,520	36,590
DiaMedica Therapeutics, Inc. (A)	1,008	6,925
Dianthus Therapeutics, Inc. (A)	538	21,170
Disc Medicine, Inc. (A)	577	38,128
Dynavax Technologies Corp. (A)	2,013	19,989
Dyne Therapeutics, Inc. (A)	2,348	29,702
Editas Medicine, Inc. (A)	1,710	5,934
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Eledon Pharmaceuticals, Inc. (A)	1,394	$3,610
Elicio Therapeutics, Inc. (A)	346	3,785
Emergent BioSolutions, Inc. (A)	900	7,938
Enanta Pharmaceuticals, Inc. (A)	483	5,782
Entrada Therapeutics, Inc. (A)	967	5,609
Equillium, Inc. (A)	1,197	1,712
Erasca, Inc. (A)	5,564	12,130
Exact Sciences Corp. (A)	3,083	168,671
Exagen, Inc. (A)	441	4,847
Exelixis, Inc. (A)	4,363	180,192
Fate Therapeutics, Inc. (A)	2,598	3,273
Flexion Therapeutics, Inc. (A)(B)	867	390
Fortress Biotech, Inc. (A)(C)	728	2,690
Galectin Therapeutics, Inc. (A)(C)	1,177	4,985
Geron Corp. (A)	10,825	14,830
Gilead Sciences, Inc.	20,179	2,239,869
Gossamer Bio, Inc. (A)	3,923	10,317
GRAIL, Inc. (A)	593	35,064
GTX Corp. (A)(B)	38	0
Gyre Therapeutics, Inc. (A)	1,460	10,892
Halozyme Therapeutics, Inc. (A)	1,892	138,759
Heron Therapeutics, Inc. (A)	3,008	3,790
Humacyte, Inc. (A)(C)	2,855	4,968
Icosavax, Inc. (A)(B)	737	228
Ideaya Biosciences, Inc. (A)	1,509	41,060
Immuneering Corp., Class A (A)	653	4,571
Immunic, Inc. (A)	3,485	3,072
ImmunityBio, Inc. (A)	15,513	38,162
Immunome, Inc. (A)	1,498	17,542
Immunovant, Inc. (A)	2,973	47,925
Incyte Corp. (A)	3,164	268,339
Inhibrx Biosciences, Inc. (A)	294	9,902
Inhibrx, Inc. (A)(B)	735	463
Inmune Bio, Inc. (A)	742	1,536
Inovio Pharmaceuticals, Inc. (A)(C)	1,100	2,574
Insmed, Inc. (A)	3,439	495,250
Instil Bio, Inc. (A)	126	2,250
Intellia Therapeutics, Inc. (A)	1,787	30,861
Invivyd, Inc. (A)	3,455	3,801
Ionis Pharmaceuticals, Inc. (A)	2,606	170,485
Iovance Biotherapeutics, Inc. (A)(C)	6,031	13,087
Ironwood Pharmaceuticals, Inc. (A)	3,111	4,075
iTeos Therapeutics, Inc. (A)(B)	799	82
Jade Biosciences, Inc.	686	5,920
Janux Therapeutics, Inc. (A)	999	24,416
Jasper Therapeutics, Inc. (A)	517	1,230
KALA BIO, Inc. (A)	159	243
Kalaris Therapeutics, Inc. (A)	492	2,844
KalVista Pharmaceuticals, Inc. (A)	898	10,938
Keros Therapeutics, Inc. (A)	713	11,280
Kiniksa Pharmaceuticals International PLC (A)	723	28,074
Kinnate Biopharma, Inc. (A)(B)	772	48
Kodiak Sciences, Inc. (A)	931	15,240
Korro Bio, Inc. (A)	168	8,046
Krystal Biotech, Inc. (A)	467	82,440
Kura Oncology, Inc. (A)	1,587	14,045
Kymera Therapeutics, Inc. (A)	1,180	66,788
Kyverna Therapeutics, Inc. (A)	935	5,610
Larimar Therapeutics, Inc. (A)	1,566	5,058
Legend Biotech Corp., ADR (A)	20	652
Lexeo Therapeutics, Inc. (A)	983	6,527
Lexicon Pharmaceuticals, Inc. (A)(C)	6,566	8,864
Lineage Cell Therapeutics, Inc. (A)(C)	4,427	7,482
Lite Strategy, Inc. (A)	797	1,929

266

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
MacroGenics, Inc. (A)	1,659	$2,787
Madrigal Pharmaceuticals, Inc. (A)	362	166,035
Magenta Therapeutics, Inc. (A)(B)	2,418	118
MannKind Corp. (A)	5,110	27,441
MeiraGTx Holdings PLC (A)	1,518	12,493
Merrimack Pharmaceuticals, Inc. (A)(B)	204	6
Metsera, Inc. (A)(C)	1,723	90,165
MiMedx Group, Inc. (A)	2,665	18,602
Mineralys Therapeutics, Inc. (A)	1,101	41,750
Mirati Therapeutics, Inc. (A)(B)	902	3,189
Mirum Pharmaceuticals, Inc. (A)	819	60,041
Moderna, Inc. (A)	6,344	163,866
Monopar Therapeutics, Inc. (A)	107	8,739
Monte Rosa Therapeutics, Inc. (A)	1,113	8,247
Mural Oncology PLC (A)	689	1,426
Myriad Genetics, Inc. (A)	1,602	11,582
Natera, Inc. (A)	2,231	359,124
Neurocrine Biosciences, Inc. (A)	1,602	224,889
Neurogene, Inc. (A)	258	4,471
Nkarta, Inc. (A)	1,562	3,233
Novavax, Inc. (A)	2,644	22,923
Nurix Therapeutics, Inc. (A)	1,355	12,520
Nuvalent, Inc., Class A (A)	1,098	94,955
Ocugen, Inc. (A)(C)	5,417	8,830
Olema Pharmaceuticals, Inc. (A)	1,228	12,022
Organogenesis Holdings, Inc. (A)	2,252	9,503
ORIC Pharmaceuticals, Inc. (A)	1,662	19,944
Oruka Therapeutics, Inc. (A)	673	12,942
OS Therapies, Inc. (A)	730	1,431
Ovid therapeutics, Inc. (A)	1,854	2,410
Palvella Therapeutics, Inc. (A)	194	12,162
Paratek Pharmaceuticals, Inc. (A)(B)	901	72
Pardes Biosciences, Inc. (A)(B)	703	21
PDL BioPharma, Inc. (A)(B)	1,734	277
Perspective Therapeutics, Inc. (A)	1,405	4,819
Plus Therapeutics, Inc. (A)(C)	2,232	1,526
PMV Pharmaceuticals, Inc. (A)(C)	1,877	2,628
Praxis Precision Medicines, Inc. (A)	356	18,868
Precigen, Inc. (A)(C)	5,020	16,516
Prime Medicine, Inc. (A)	2,945	16,315
ProKidney Corp. (A)(C)	2,412	5,837
Protagonist Therapeutics, Inc. (A)	1,020	67,759
Protalix BioTherapeutics, Inc. (A)	1,836	4,076
Prothena Corp. PLC (A)	1,014	9,897
PTC Therapeutics, Inc. (A)	1,291	79,229
Puma Biotechnology, Inc. (A)	939	4,986
Pyxis Oncology, Inc. (A)	1,384	3,072
RAPT Therapeutics, Inc. (A)	304	7,840
Recursion Pharmaceuticals, Inc., Class A (A)(C)	7,003	34,175
Regeneron Pharmaceuticals, Inc.	1,692	951,361
REGENXBIO, Inc. (A)	915	8,830
Regulus Therapeutics, Inc. (A)(B)	1,429	1,658
Relay Therapeutics, Inc. (A)	3,133	16,354
Replimune Group, Inc. (A)	1,382	5,791
REVOLUTION Medicines, Inc. (A)	3,062	142,995
Rezolute, Inc. (A)	1,519	14,279
Rhythm Pharmaceuticals, Inc. (A)	1,085	109,574
Rigel Pharmaceuticals, Inc. (A)	298	8,442
Rocket Pharmaceuticals, Inc. (A)	2,247	7,325
Sage Therapeutics, Inc. (A)(B)	1,119	201
Sagimet Biosciences, Inc., Class A (A)	397	2,723
Sana Biotechnology, Inc. (A)(C)	4,436	15,748
Sangamo Therapeutics, Inc. (A)	5,521	3,718
Sarepta Therapeutics, Inc. (A)	1,603	30,890
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Savara, Inc. (A)	3,399	$12,134
Scholar Rock Holding Corp. (A)	1,584	58,988
SELLAS Life Sciences Group, Inc. (A)(C)	2,122	3,416
Seres Therapeutics, Inc. (A)(C)	183	3,521
Shattuck Labs, Inc. (A)	1,031	2,464
Sionna Therapeutics, Inc. (A)	751	22,087
Skye Bioscience, Inc. (A)	592	2,327
Soleno Therapeutics, Inc. (A)	871	58,880
Solid Biosciences, Inc. (A)	1,367	8,434
Spectrum Pharmaceuticals, Inc. (A)(B)	3,285	263
Spero Therapeutics, Inc. (A)	1,598	3,004
Spyre Therapeutics, Inc. (A)	1,041	17,447
Stoke Therapeutics, Inc. (A)	908	21,338
Summit Therapeutics, Inc. (A)(C)	12,117	250,337
Syndax Pharmaceuticals, Inc. (A)	1,449	22,293
Synergy Pharmaceuticals, Inc. (A)(B)	6,230	18
Tango Therapeutics, Inc. (A)(C)	1,877	15,767
Taysha Gene Therapies, Inc. (A)	4,603	15,052
Tectonic Therapeutic, Inc. (A)	367	5,758
Tectonic Therapeutic, Inc., CVR (A)(B)	32	0
Tenaya Therapeutics, Inc. (A)	3,030	4,909
TG Therapeutics, Inc. (A)	2,583	93,311
Tonix Pharmaceuticals Holding Corp. (A)(C)	147	3,552
Tourmaline Bio, Inc. (A)	428	20,471
Travere Therapeutics, Inc. (A)	1,465	35,014
Twist Bioscience Corp. (A)	998	28,084
Tyra Biosciences, Inc. (A)	986	13,794
Ultragenyx Pharmaceutical, Inc. (A)	1,615	48,579
Unicycive Therapeutics, Inc. (A)	441	1,923
United Therapeutics Corp. (A)	734	307,700
Upstream Bio, Inc. (A)(C)	919	17,286
UroGen Pharma, Ltd. (A)	772	15,401
Vanda Pharmaceuticals, Inc. (A)	1,266	6,317
Vaxcyte, Inc. (A)	2,163	77,911
Vera Therapeutics, Inc. (A)	1,063	30,891
Veracyte, Inc. (A)	1,279	43,908
Verastem, Inc. (A)	1,047	9,245
Vericel Corp. (A)	841	26,466
Vertex Pharmaceuticals, Inc. (A)	4,170	1,633,139
Verve Therapeutics, Inc. (A)(B)	1,589	1,001
Vigil Neuroscience, Inc. (A)(B)	1,011	51
Viking Therapeutics, Inc. (A)	1,840	48,355
Vir Biotechnology, Inc. (A)	2,581	14,738
Viridian Therapeutics, Inc. (A)	1,395	30,104
Vistagen Therapeutics, Inc. (A)	1,052	3,735
Vor Biopharma, Inc. (A)	270	13,154
Voyager Therapeutics, Inc. (A)	1,253	5,852
Walgreens Boots Alliance, Inc. (A)(B)	14,372	7,617
X4 Pharmaceuticals, Inc. (A)	292	999
Xencor, Inc. (A)	1,324	15,531
XOMA Royalty Corp. (A)	250	9,635
Zenas Biopharma, Inc. (A)(C)	728	16,162
Zentalis Pharmaceuticals, Inc. (A)	1,718	2,594
Zymeworks, Inc. (A)	1,365	23,314
		23,228,028
Health care equipment and supplies – 1.9%
Abbott Laboratories	28,336	3,795,324
ABIOMED, Inc. (A)(B)	788	12,230
Accuray, Inc. (A)	2,732	4,562
Align Technology, Inc. (A)	1,179	147,634
Alphatec Holdings, Inc. (A)	2,442	35,507
AngioDynamics, Inc. (A)	766	8,556
Artivion, Inc. (A)	796	33,703

267

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
AtriCure, Inc. (A)	831	$29,293
Avanos Medical, Inc. (A)	948	10,959
Axogen, Inc. (A)	783	13,969
Baxter International, Inc.	8,366	190,494
Becton, Dickinson and Company	4,651	870,528
Beta Bionics, Inc. (A)(C)	735	14,604
Bioventus, Inc., Class A (A)	1,285	8,597
Boston Scientific Corp. (A)	24,103	2,353,176
Butterfly Network, Inc. (A)	4,009	7,737
Carlsmed, Inc. (A)	594	7,954
Catheter Precision, Inc. (A)	531	1,338
Ceribell, Inc. (A)	750	8,618
Cerus Corp. (A)	4,951	7,872
ClearPoint Neuro, Inc. (A)	545	11,876
CONMED Corp.	505	23,750
CVRx, Inc. (A)	536	4,326
Delcath Systems, Inc. (A)	625	6,719
Dentsply Sirona, Inc.	3,273	41,534
DexCom, Inc. (A)	6,380	429,310
Edwards Lifesciences Corp. (A)	9,542	742,081
Electromed, Inc. (A)	178	4,370
Embecta Corp.	996	14,054
Enovis Corp. (A)	954	28,944
Envista Holdings Corp. (A)	2,699	54,979
Establishment Labs Holdings, Inc. (A)	13	533
GE HealthCare Technologies, Inc.	7,414	556,791
Glaukos Corp. (A)	933	76,086
Globus Medical, Inc., Class A (A)	1,817	104,060
Haemonetics Corp. (A)	786	38,310
Hologic, Inc. (A)	3,602	243,099
ICU Medical, Inc. (A)	406	48,704
IDEXX Laboratories, Inc. (A)	1,301	831,196
Inogen, Inc. (A)	573	4,681
Inspire Medical Systems, Inc. (A)	484	35,913
Insulet Corp. (A)	1,144	353,187
Integer Holdings Corp. (A)	557	57,555
Integra LifeSciences Holdings Corp. (A)	1,324	18,973
Intuitive Surgical, Inc. (A)	5,835	2,609,587
iRadimed Corp.	245	17,434
iRhythm Technologies, Inc. (A)	524	90,123
Kestra Medical Technologies, Ltd. (A)	881	20,933
Lantheus Holdings, Inc. (A)	1,106	56,727
LeMaitre Vascular, Inc.	376	32,904
LivaNova PLC (A)	885	46,356
Lucid Diagnostics, Inc. (A)	2,971	3,001
Masimo Corp. (A)	886	130,729
Medtronic PLC	20,852	1,985,944
Merit Medical Systems, Inc. (A)	944	78,569
Microbot Medical, Inc. (A)	883	2,693
Monogram Technologies, Inc. (A)	868	5,095
Myomo, Inc. (A)	1,378	1,229
Neogen Corp. (A)	3,748	21,401
Neuronetics, Inc. (A)	1,272	3,473
NeuroPace, Inc. (A)	653	6,732
Omnicell, Inc. (A)	763	23,233
OraSure Technologies, Inc. (A)	2,030	6,516
Orthofix Medical, Inc. (A)	819	11,990
OrthoPediatrics Corp. (A)	509	9,432
Outset Medical, Inc. (A)(C)	334	4,716
Paragon 28, Inc. (A)(B)	1,430	129
Penumbra, Inc. (A)	632	160,098
PROCEPT BioRobotics Corp. (A)	919	32,799
Pro-Dex, Inc. (A)	77	2,606
Pulse Biosciences, Inc. (A)(C)	1,161	20,550
QuidelOrtho Corp. (A)	1,122	33,043
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
ResMed, Inc.	2,378	$650,930
Rockwell Medical, Inc. (A)	1,101	1,321
RxSight, Inc. (A)	774	6,958
SANUWAVE Health, Inc. (A)	159	5,959
Semler Scientific, Inc. (A)	253	7,590
Senseonics Holdings, Inc. (A)	15,414	6,717
Sharps Technology, Inc. (A)	435	2,836
Shoulder Innovations, Inc. (A)	383	4,807
SI-BONE, Inc. (A)	781	11,496
Solventum Corp. (A)	2,825	206,225
STAAR Surgical Company (A)	825	22,168
Stereotaxis, Inc. (A)	2,305	7,169
STERIS PLC	1,599	395,657
Streamex Corp. (A)	609	3,465
Stryker Corp.	6,224	2,300,826
Surmodics, Inc. (A)	290	8,668
Tactile Systems Technology, Inc. (A)	471	6,519
Tandem Diabetes Care, Inc. (A)	1,153	13,997
Teleflex, Inc.	713	87,243
The Cooper Companies, Inc. (A)	3,229	221,380
TransMedics Group, Inc. (A)	553	62,047
Treace Medical Concepts, Inc. (A)	1,225	8,220
UFP Technologies, Inc. (A)	126	25,150
Varex Imaging Corp. (A)	764	9,474
Zimmer Biomet Holdings, Inc.	3,203	315,496
Zimvie, Inc. (A)	584	11,061
		21,115,107
Health care providers and services – 1.6%
Acadia Healthcare Company, Inc. (A)	1,496	37,041
Aceto Corp. (A)(B)	853	0
AdaptHealth Corp. (A)	2,252	20,155
Addus HomeCare Corp. (A)	303	35,751
agilon health, Inc. (A)	7,316	7,535
AirSculpt Technologies, Inc. (A)(C)	1,146	9,191
Alignment Healthcare, Inc. (A)	3,272	57,096
AMN Healthcare Services, Inc. (A)	660	12,778
Ardent Health, Inc. (A)	2,369	31,389
Astrana Health, Inc. (A)	851	24,126
Aveanna Healthcare Holdings, Inc. (A)	3,501	31,054
Biodesix, Inc. (A)	260	1,963
BrightSpring Health Services, Inc. (A)	2,894	85,547
Brookdale Senior Living, Inc. (A)	3,999	33,872
Cardinal Health, Inc.	3,867	606,964
Castle Biosciences, Inc. (A)	506	11,522
Cencora, Inc.	3,144	982,594
Centene Corp. (A)	8,001	285,476
Chemed Corp.	236	105,667
Clover Health Investments Corp. (A)	7,017	21,472
Community Health Systems, Inc. (A)	2,556	8,205
Concentra Group Holdings Parent, Inc.	2,138	44,748
CorVel Corp. (A)	855	66,194
Cross Country Healthcare, Inc. (A)	637	9,045
CVS Health Corp.	20,639	1,555,974
DaVita, Inc. (A)	1,156	153,598
Elevance Health, Inc.	3,661	1,182,942
Encompass Health Corp.	1,611	204,629
Enhabit, Inc. (A)	957	7,666
Fulgent Genetics, Inc. (A)	587	13,266
GeneDx Holdings Corp. (A)	468	50,422
Guardant Health, Inc. (A)	2,034	127,084
HCA Healthcare, Inc.	3,804	1,621,265
HealthEquity, Inc. (A)	1,401	132,773
Henry Schein, Inc. (A)	1,946	129,156
Hims & Hers Health, Inc. (A)	3,541	200,846
Hinge Health, Inc. (A)	451	22,135

268

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Humana, Inc.	1,956	$508,893
InfuSystem Holdings, Inc. (A)	422	4,372
Innovage Holding Corp. (A)	1,986	10,248
Kindly MD, Inc. (A)(C)	6,228	6,664
Labcorp Holdings, Inc.	1,343	385,522
LifeStance Health Group, Inc. (A)	6,550	36,025
McKesson Corp.	2,022	1,562,076
Molina Healthcare, Inc. (A)	881	168,588
National HealthCare Corp.	264	32,079
National Research Corp.	484	6,186
NeoGenomics, Inc. (A)	2,227	17,192
Nutex Health, Inc. (A)	94	9,712
Omada Health, Inc. (A)(C)	975	21,557
OPKO Health, Inc. (A)	14,646	22,701
Option Care Health, Inc. (A)	2,613	72,537
Owens & Minor, Inc. (A)	1,406	6,749
PACS Group, Inc. (A)	2,624	36,028
Pediatrix Medical Group, Inc. (A)	1,452	24,321
Performant Healthcare, Inc. (A)	1,468	11,348
Premier, Inc., Class A	1,345	37,391
Privia Health Group, Inc. (A)	2,046	50,945
Progyny, Inc. (A)	1,421	30,580
Quest Diagnostics, Inc.	1,805	343,997
Quipt Home Medical Corp. (A)	1,291	3,370
RadNet, Inc. (A)	1,251	95,339
Select Medical Holdings Corp.	2,101	26,977
Sonida Senior Living, Inc. (A)	302	8,371
Surgery Partners, Inc. (A)	2,108	45,617
Talkspace, Inc. (A)	3,056	8,435
Tenet Healthcare Corp. (A)	1,432	290,753
The Cigna Group	4,338	1,250,429
The Ensign Group, Inc.	932	161,022
The Oncology Institute, Inc. (A)	1,638	5,717
The Pennant Group, Inc. (A)	632	15,939
UnitedHealth Group, Inc.	14,740	5,089,722
Universal Health Services, Inc., Class B	900	183,996
US Physical Therapy, Inc.	266	22,597
Viemed Healthcare, Inc. (A)	995	6,756
		18,551,892
Health care technology – 0.1%
CareCloud, Inc. (A)	863	2,770
Certara, Inc. (A)	2,688	32,847
Claritev Corp. (A)	279	14,809
Definitive Healthcare Corp. (A)	2,206	8,956
Doximity, Inc., Class A (A)	2,219	162,320
Evolent Health, Inc., Class A (A)	1,983	16,776
GoodRx Holdings, Inc., Class A (A)	1,818	7,690
Health Catalyst, Inc. (A)	1,793	5,110
HealthStream, Inc.	556	15,701
LifeMD, Inc. (A)	842	5,717
OneMedNet Corp. (A)	1,273	1,388
OptimizeRx Corp. (A)	343	7,032
Phreesia, Inc. (A)	997	23,449
Schrodinger, Inc. (A)	1,098	22,026
Simulations Plus, Inc. (A)	384	5,787
Teladoc Health, Inc. (A)	2,965	22,919
TruBridge, Inc. (A)	309	6,233
Veeva Systems, Inc., Class A (A)	2,668	794,824
Waystar Holding Corp. (A)	2,840	107,693
		1,264,047
Life sciences tools and services – 0.8%
10X Genomics, Inc., Class A (A)	1,904	22,258
Adaptive Biotechnologies Corp. (A)	2,537	37,954
Agilent Technologies, Inc.	4,591	589,255
Avantor, Inc. (A)	11,011	137,417
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Azenta, Inc. (A)	774	$22,229
BioLife Solutions, Inc. (A)	812	20,714
Bio-Rad Laboratories, Inc., Class A (A)	358	100,380
Bio-Techne Corp.	2,509	139,576
Bruker Corp.	2,465	80,088
Charles River Laboratories International, Inc. (A)	795	124,386
Codexis, Inc. (A)	1,938	4,729
CryoPort, Inc. (A)	951	9,015
Cytek Biosciences, Inc. (A)	2,361	8,193
Danaher Corp.	11,645	2,308,738
Fortrea Holdings, Inc. (A)	1,520	12,798
Ginkgo Bioworks Holdings, Inc. (A)(C)	804	11,722
Illumina, Inc. (A)	2,492	236,665
IQVIA Holdings, Inc. (A)	2,756	523,475
Lifecore Biomedical, Inc. (A)	767	5,645
Maravai LifeSciences Holdings, Inc., Class A (A)	2,776	7,967
MaxCyte, Inc. (A)	2,754	4,351
Medpace Holdings, Inc. (A)	454	233,429
Mesa Laboratories, Inc.	107	7,170
Mettler-Toledo International, Inc. (A)	333	408,794
Niagen Bioscience, Inc. (A)	1,332	12,428
OmniAb, Inc., $12.50 Earnout Shares (A)	117	116
OmniAb, Inc., $15.00 Earnout Shares (A)	117	107
Pacific Biosciences of California, Inc. (A)(C)	5,335	6,829
Personalis, Inc. (A)(C)	1,531	9,982
Quanterix Corp. (A)	944	5,126
Quantum-Si, Inc. (A)	3,278	4,622
Repligen Corp. (A)	911	121,773
Revvity, Inc.	1,871	163,993
Sotera Health Company (A)	4,696	73,868
Standard BioTools, Inc. (A)	7,134	9,274
Tempus AI, Inc. (A)	2,745	221,549
Thermo Fisher Scientific, Inc.	6,140	2,978,023
Waters Corp. (A)	962	288,417
West Pharmaceutical Services, Inc.	1,171	307,188
		9,260,243
Pharmaceuticals – 2.6%
Aardvark Therapeutics, Inc. (A)	420	5,582
Aclaris Therapeutics, Inc. (A)	2,323	4,414
Alexza Pharmaceuticals, Inc. (A)(B)	2,067	72
ALT5 Sigma Corp. (A)	2,083	5,603
Alumis, Inc. (A)(C)	1,683	6,715
Amneal Pharmaceuticals, Inc. (A)	5,256	52,613
Amphastar Pharmaceuticals, Inc. (A)	771	20,547
Amylyx Pharmaceuticals, Inc. (A)	1,516	20,602
ANI Pharmaceuticals, Inc. (A)	349	31,968
Aquestive Therapeutics, Inc. (A)	2,119	11,845
Arvinas, Inc. (A)	1,338	11,400
Aspire Biopharma Holdings, Inc. (A)	1,558	321
Atea Pharmaceuticals, Inc. (A)	2,137	6,197
Axsome Therapeutics, Inc. (A)	814	98,860
Belite Bio, Inc., ADR (A)	19	1,406
Bristol-Myers Squibb Company	33,101	1,492,855
Cassava Sciences, Inc. (A)	913	2,657
CinCor Pharma, Inc. (A)(B)	708	2,166
Clearside Biomedical, Inc. (A)	328	1,302
Cognition Therapeutics, Inc. (A)	1,629	2,199
Collegium Pharmaceutical, Inc. (A)	522	18,265
Contineum Therapeutics, Inc., Class A (A)	417	4,900

269

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Corcept Therapeutics, Inc. (A)	1,721	$143,032
CorMedix, Inc. (A)(C)	1,241	14,433
Crinetics Pharmaceuticals, Inc. (A)	1,567	65,266
Dare Bioscience, Inc. (A)	801	1,682
Edgewise Therapeutics, Inc. (A)	1,772	28,742
Elanco Animal Health, Inc. (A)	8,070	162,530
Eli Lilly & Company	15,407	11,755,541
Enliven Therapeutics, Inc. (A)	1,028	21,043
Esperion Therapeutics, Inc. (A)	3,472	9,201
Eton Pharmaceuticals, Inc. (A)	487	10,583
Evolus, Inc. (A)	1,208	7,417
EyePoint Pharmaceuticals, Inc. (A)	1,178	16,775
Fulcrum Therapeutics, Inc. (A)	1,005	9,246
Harmony Biosciences Holdings, Inc. (A)	957	26,375
Harrow, Inc. (A)	608	29,293
Imara, Inc. (A)(B)	411	92
Indivior PLC (A)	2,041	49,209
Innoviva, Inc. (A)	1,064	19,418
Jazz Pharmaceuticals PLC (A)	982	129,428
Johnson & Johnson	39,196	7,267,722
LENZ Therapeutics, Inc. (A)	487	22,684
Ligand Pharmaceuticals, Inc. (A)	323	57,216
Liquidia Corp. (A)	1,419	32,268
Maze Therapeutics, Inc. (A)(C)	740	19,188
MBX Biosciences, Inc. (A)	622	10,885
Merck & Company, Inc.	40,629	3,409,992
Mind Medicine MindMed, Inc. (A)(C)	1,308	15,421
Nektar Therapeutics (A)	318	18,094
Neumora Therapeutics, Inc. (A)	3,212	5,846
NRX Pharmaceuticals, Inc. (A)	529	1,746
Nuvation Bio, Inc. (A)	5,813	21,508
Ocular Therapeutix, Inc. (A)	2,884	33,714
Oculis Holding AG (A)(C)	101	1,791
Omeros Corp. (A)	1,298	5,322
Opiant Pharmaceuticals, Inc. (A)(B)	87	57
Optinose, Inc. (A)(B)	230	138
Organon & Company	4,239	45,273
Pacira BioSciences, Inc. (A)	756	19,482
Perrigo Company PLC	2,231	49,684
Pfizer, Inc.	92,367	2,353,511
Phathom Pharmaceuticals, Inc. (A)(C)	1,192	14,030
Phibro Animal Health Corp., Class A	347	14,040
Pliant Therapeutics, Inc. (A)	1,714	2,537
Poseida Therapeutics, Inc. (A)(B)	1,586	793
Prestige Consumer Healthcare, Inc. (A)	794	49,546
Prevail Therapeutics, Inc. (A)(B)	788	1,516
Rapport Therapeutics, Inc. (A)	630	18,711
Relmada Therapeutics, Inc. (A)	826	1,660
Royalty Pharma PLC, Class A	7,011	247,348
Scilex Holding Company (A)(C)	126	2,480
scPharmaceuticals, Inc. (A)	1,153	6,538
Septerna, Inc. (A)(C)	781	14,691
SIGA Technologies, Inc.	1,206	11,035
Structure Therapeutics, Inc., ADR (A)	29	812
Supernus Pharmaceuticals, Inc. (A)	911	43,537
Tarsus Pharmaceuticals, Inc. (A)	696	41,363
Telomir Pharmaceuticals, Inc. (A)	1,013	1,408
Terns Pharmaceuticals, Inc. (A)	1,553	11,663
Theravance Biopharma, Inc. (A)	998	14,571
Tilray Brands, Inc. (A)(C)	18,250	31,573
Tobira Therapeutics, Inc. (A)(B)	609	0
Trevi Therapeutics, Inc. (A)	2,079	19,023
Ventyx Biosciences, Inc. (A)	1,393	4,332
Viatris, Inc.	18,892	187,031
Xeris Biopharma Holdings, Inc. (A)	2,688	21,880
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zevra Therapeutics, Inc. (A)	1,050	$9,986
Zoetis, Inc.	7,201	1,053,650
		29,519,091
		102,938,408
Industrials – 9.2%
Aerospace and defense – 2.2%
AAR Corp. (A)	599	53,712
AeroVironment, Inc. (A)	813	256,006
AerSale Corp. (A)	937	7,674
AIRO Group Holdings, Inc. (A)	468	8,986
Archer Aviation, Inc., Class A (A)	10,530	100,877
Astronics Corp. (A)	525	23,945
ATI, Inc. (A)	2,233	181,632
Axon Enterprise, Inc. (A)	1,278	917,144
BWX Technologies, Inc.	1,486	273,974
Byrna Technologies, Inc. (A)	386	8,554
Cadre Holdings, Inc.	699	25,520
Curtiss-Wright Corp.	612	332,279
Ducommun, Inc. (A)	263	25,282
Eve Holding, Inc. (A)(C)	5,290	20,155
General Dynamics Corp.	4,376	1,492,216
General Electric Company	17,259	5,191,852
HEICO Corp.	845	272,783
HEICO Corp., Class A	1,444	366,906
Hexcel Corp.	1,288	80,758
Howmet Aerospace, Inc.	6,557	1,286,680
Huntington Ingalls Industries, Inc.	634	182,535
Innovative Solutions and Support, Inc. (A)	379	4,734
Intuitive Machines, Inc. (A)	1,946	20,472
Karman Holdings, Inc. (A)	2,168	156,530
Kratos Defense & Security Solutions, Inc. (A)	2,754	251,633
L3Harris Technologies, Inc.	3,039	928,141
Leonardo DRS, Inc.	4,363	198,080
Loar Holdings, Inc. (A)	1,530	122,400
Lockheed Martin Corp.	3,798	1,896,000
Mercury Systems, Inc. (A)	987	76,394
Moog, Inc., Class A	465	96,567
National Presto Industries, Inc.	134	15,028
Northrop Grumman Corp.	2,331	1,420,325
Redwire Corp. (A)(C)	2,404	21,612
Rocket Lab Corp. (A)	7,858	376,477
RTX Corp.	21,794	3,646,790
Spirit AeroSystems Holdings, Inc., Class A (A)	1,942	74,961
StandardAero, Inc. (A)	5,476	149,440
Textron, Inc.	2,867	242,233
The Boeing Company (A)	12,309	2,656,651
TransDigm Group, Inc.	917	1,208,624
V2X, Inc. (A)	538	31,252
Virgin Galactic Holdings, Inc. (A)(C)	1,156	4,462
Voyager Technologies, Inc., Class A (A)	886	26,385
VSE Corp.	337	56,023
Woodward, Inc.	974	246,140
		25,036,824
Air freight and logistics – 0.2%
CH Robinson Worldwide, Inc.	1,930	255,532
Expeditors International of Washington, Inc.	2,219	272,027
FedEx Corp.	3,841	905,746
Forward Air Corp. (A)	527	13,512
GXO Logistics, Inc. (A)	1,894	100,174
Hub Group, Inc., Class A	1,073	36,954

270

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
United Parcel Service, Inc., Class B	12,001	$1,002,444
		2,586,389
Building products – 0.6%
A.O. Smith Corp.	1,826	134,047
AAON, Inc.	1,334	124,649
Advanced Drainage Systems, Inc.	1,264	175,317
Allegion PLC	1,380	244,743
American Woodmark Corp. (A)	250	16,690
Apogee Enterprises, Inc.	398	17,341
Armstrong World Industries, Inc.	699	137,011
AZZ, Inc.	490	53,474
Builders FirstSource, Inc. (A)	1,792	217,280
Carlisle Companies, Inc.	693	227,969
Carrier Global Corp.	13,865	827,741
CSW Industrials, Inc.	272	66,028
Fortune Brands Innovations, Inc.	1,936	103,363
Gibraltar Industries, Inc. (A)	508	31,902
Griffon Corp.	755	57,493
Hayward Holdings, Inc. (A)	3,566	53,918
Insteel Industries, Inc.	356	13,649
Janus International Group, Inc. (A)	2,348	23,175
JELD-WEN Holding, Inc. (A)	1,719	8,440
Johnson Controls International PLC	10,643	1,170,198
Lennox International, Inc.	569	301,206
Masco Corp.	3,374	237,496
Masterbrand, Inc. (A)	2,297	30,251
Owens Corning	1,349	190,830
Quanex Building Products Corp.	837	11,902
Resideo Technologies, Inc. (A)	2,444	105,532
Simpson Manufacturing Company, Inc.	681	114,040
Trane Technologies PLC	3,618	1,526,651
Trex Company, Inc. (A)	1,745	90,164
UFP Industries, Inc.	989	92,462
Zurn Elkay Water Solutions Corp.	2,754	129,521
		6,534,483
Commercial services and supplies – 0.6%
ABM Industries, Inc.	1,019	46,996
ACCO Brands Corp.	2,016	8,044
ACV Auctions, Inc., Class A (A)	2,931	29,046
Bitcoin Depot, Inc. (A)	571	1,919
Brady Corp., Class A	742	57,898
BrightView Holdings, Inc. (A)	1,726	23,128
Casella Waste Systems, Inc., Class A (A)	1,037	98,391
CECO Environmental Corp. (A)	588	30,106
Cimpress PLC (A)	418	26,351
Cintas Corp.	6,566	1,347,737
Clean Harbors, Inc. (A)	868	201,567
Copart, Inc. (A)	15,737	707,693
CoreCivic, Inc. (A)	1,764	35,897
Deluxe Corp.	808	15,643
Driven Brands Holdings, Inc. (A)	2,837	45,704
Ennis, Inc.	637	11,644
Enviri Corp. (A)	1,416	17,969
Healthcare Services Group, Inc. (A)	1,268	21,340
HNI Corp.	760	35,606
Interface, Inc.	1,009	29,200
Liquidity Services, Inc. (A)	549	15,059
MillerKnoll, Inc.	1,201	21,306
Montrose Environmental Group, Inc. (A)	598	16,421
MSA Safety, Inc.	638	109,781
Odyssey Marine Exploration, Inc. (A)	930	1,814
OPENLANE, Inc. (A)	1,774	51,056
Pitney Bowes, Inc.	2,825	32,233
RB Global, Inc.	3,024	327,681
Republic Services, Inc.	5,091	1,168,283
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Rollins, Inc.	7,943	$466,572
Steelcase, Inc., Class A	1,933	33,248
Tetra Tech, Inc.	4,291	143,234
The Brink's Company	678	79,231
The GEO Group, Inc. (A)	2,314	47,414
UniFirst Corp.	253	42,299
Veralto Corp.	4,033	429,958
Vestis Corp.	2,475	11,212
Waste Management, Inc.	6,564	1,449,528
		7,238,209
Construction and engineering – 0.4%
AECOM	2,151	280,641
Ameresco, Inc., Class A (A)	594	19,947
API Group Corp. (A)	6,792	233,441
Arcosa, Inc.	819	76,748
Argan, Inc.	226	61,031
Bowman Consulting Group, Ltd. (A)	320	13,555
Centuri Holdings, Inc. (A)	1,519	32,157
Comfort Systems USA, Inc.	574	473,653
Concrete Pumping Holdings, Inc.	866	6,105
Construction Partners, Inc., Class A (A)	776	98,552
Dycom Industries, Inc. (A)	470	137,127
EMCOR Group, Inc.	726	471,566
Everus Construction Group, Inc. (A)	841	72,116
Fluor Corp. (A)	2,618	110,139
Granite Construction, Inc.	701	76,865
Great Lakes Dredge & Dock Corp. (A)	1,279	15,335
IES Holdings, Inc. (A)	325	129,236
Limbach Holdings, Inc. (A)	195	18,938
MasTec, Inc. (A)	1,282	272,822
Matrix Service Company (A)	450	5,886
MYR Group, Inc. (A)	264	54,920
NWPX Infrastructure, Inc. (A)	199	10,533
Orion Group Holdings, Inc. (A)	765	6,365
Primoris Services Corp.	877	120,438
Quanta Services, Inc.	2,395	992,536
Sterling Infrastructure, Inc. (A)	495	168,142
Tutor Perini Corp. (A)	869	56,998
Valmont Industries, Inc.	320	124,074
WillScot Holdings Corp.	2,957	62,422
		4,202,288
Electrical equipment – 1.0%
Acuity, Inc.	501	172,539
Allient, Inc.	318	14,231
American Superconductor Corp. (A)	745	44,246
AMETEK, Inc.	3,768	708,384
Amprius Technologies, Inc. (A)	2,074	21,818
Array Technologies, Inc. (A)	2,570	20,946
Atkore, Inc.	561	35,197
Babcock & Wilcox Enterprises, Inc. (A)	1,841	5,339
Blink Charging Company (A)(C)	2,462	4,038
Bloom Energy Corp., Class A (A)	3,814	322,550
ChargePoint Holdings, Inc. (A)(C)	498	5,438
Eaton Corp. PLC	6,341	2,373,119
Emerson Electric Company	9,175	1,203,577
Energy Vault Holdings, Inc. (A)	2,981	8,854
EnerSys	621	70,148
Enovix Corp. (A)(C)	3,277	32,672
Eos Energy Enterprises, Inc. (A)(C)	4,606	52,462
Fluence Energy, Inc. (A)	2,247	24,268
FuelCell Energy, Inc. (A)(C)	445	3,471
GE Vernova, Inc.	4,433	2,725,852
Generac Holdings, Inc. (A)	958	160,369
GrafTech International, Ltd. (A)(C)	498	6,384
Hubbell, Inc.	864	371,788

271

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
KULR Technology Group, Inc. (A)	722	$3,004
LSI Industries, Inc.	637	15,040
NANO Nuclear Energy, Inc. (A)	682	26,298
NEXTracker, Inc., Class A (A)	2,416	178,760
NuScale Power Corp. (A)(C)	2,186	78,696
nVent Electric PLC	2,629	259,325
Pioneer Power Solutions, Inc.	592	2,557
Plug Power, Inc. (A)(C)	19,108	44,522
Powell Industries, Inc.	197	60,048
Power Solutions International, Inc. (A)	378	37,127
Preformed Line Products Company	90	17,654
Regal Rexnord Corp.	1,087	155,919
Rockwell Automation, Inc.	1,832	640,339
Sensata Technologies Holding PLC	2,384	72,831
SES AI Corp. (A)	5,595	9,344
Shoals Technologies Group, Inc., Class A (A)	2,810	20,822
SolarMax Technology, Inc. (A)	1,439	1,511
Stem, Inc. (A)(C)	159	2,786
SunPower Corp. (A)(B)	3,027	0
Sunrun, Inc. (A)	3,783	65,408
Thermon Group Holdings, Inc. (A)	660	17,635
Vertiv Holdings Company, Class A	6,216	937,746
Vicor Corp. (A)	574	28,539
		11,063,601
Ground transportation – 0.8%
ArcBest Corp.	376	26,271
Avis Budget Group, Inc. (A)	574	92,170
Covenant Logistics Group, Inc.	332	7,191
CSX Corp.	30,282	1,075,314
FTAI Infrastructure, Inc.	2,087	9,099
Heartland Express, Inc.	1,807	15,143
Hertz Global Holdings, Inc. (A)(C)	5,159	35,081
JB Hunt Transport Services, Inc.	1,564	209,842
Knight-Swift Transportation Holdings, Inc.	2,583	102,054
Landstar System, Inc.	560	68,634
Lyft, Inc., Class A (A)	6,481	142,647
Marten Transport, Ltd.	1,985	21,160
Norfolk Southern Corp.	3,647	1,095,595
Old Dominion Freight Line, Inc.	3,414	480,623
RXO, Inc. (A)	2,736	42,080
Ryder System, Inc.	649	122,427
Saia, Inc. (A)	433	129,623
Schneider National, Inc., Class B	1,622	34,322
Uber Technologies, Inc. (A)	33,937	3,324,808
U-Haul Holding Company (A)	304	17,349
U-Haul Holding Company, Series N	2,966	150,969
Union Pacific Corp.	9,647	2,280,261
Universal Logistics Holdings, Inc.	424	9,939
Werner Enterprises, Inc.	1,048	27,583
XPO, Inc. (A)	1,914	247,423
		9,767,608
Industrial conglomerates – 0.3%
3M Company	8,663	1,344,324
Brookfield Business Corp., Class A	1,236	41,443
Honeywell International, Inc.	10,326	2,173,623
		3,559,390
Machinery – 1.7%
3D Systems Corp. (A)(C)	2,448	7,099
Aebi Schmidt Holding AG	1,320	16,460
AGCO Corp.	1,219	130,518
AgEagle Aerial Systems, Inc. (A)(C)	715	1,437
Alamo Group, Inc.	198	37,798
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Albany International Corp., Class A	516	$27,503
Allison Transmission Holdings, Inc.	1,352	114,758
Astec Industries, Inc.	413	19,878
Atmus Filtration Technologies, Inc.	1,321	59,564
Blue Bird Corp. (A)	513	29,523
Caterpillar, Inc.	7,626	3,638,746
Chart Industries, Inc. (A)	727	145,509
Cleancore Solutions, Inc. (A)	420	848
CNH Industrial NV	20,386	221,188
Columbus McKinnon Corp.	642	9,206
Crane Company	941	173,276
Cummins, Inc.	2,240	946,109
Deere & Company	4,403	2,013,316
Donaldson Company, Inc.	1,914	156,661
Douglas Dynamics, Inc.	429	13,411
Dover Corp.	2,206	368,027
Energy Recovery, Inc. (A)	985	15,189
Enerpac Tool Group Corp.	905	37,105
Enpro, Inc.	351	79,326
Esab Corp.	1,017	113,640
ESCO Technologies, Inc.	427	90,144
Federal Signal Corp.	988	117,562
Flowserve Corp.	2,098	111,488
Fortive Corp.	5,459	267,436
Franklin Electric Company, Inc.	761	72,447
Gates Industrial Corp. PLC (A)	4,179	103,723
Graco, Inc.	2,736	232,451
Graham Corp. (A)	204	11,200
Helios Technologies, Inc.	578	30,131
Hillenbrand, Inc.	1,226	33,151
Hillman Solutions Corp. (A)	3,472	31,873
Hyster-Yale, Inc.	262	9,657
IDEX Corp.	1,222	198,893
Illinois Tool Works, Inc.	4,770	1,243,825
Ingersoll Rand, Inc.	6,460	533,725
ITT, Inc.	1,272	227,383
JBT Marel Corp.	852	119,663
Kadant, Inc.	193	57,433
Kennametal, Inc.	1,327	27,774
Lincoln Electric Holdings, Inc.	902	212,719
Lindsay Corp.	185	26,004
Microvast Holdings, Inc. (A)(C)	5,386	20,736
Miller Industries, Inc.	236	9,539
Mueller Industries, Inc.	1,790	180,987
Mueller Water Products, Inc., Class A	2,584	65,944
Nordson Corp.	912	206,978
Omega Flex, Inc.	176	5,489
Oshkosh Corp.	1,037	134,499
Otis Worldwide Corp.	6,395	584,695
PACCAR, Inc.	8,554	841,029
Parker-Hannifin Corp.	2,058	1,560,273
Pentair PLC	2,639	292,296
Perma-Pipe International Holdings, Inc. (A)	168	3,936
Proto Labs, Inc. (A)	430	21,513
RBC Bearings, Inc. (A)	518	202,170
REV Group, Inc.	792	44,883
Richtech Robotics, Inc., Class B (A)(C)	1,846	7,919
Snap-on, Inc.	843	292,125
SPX Technologies, Inc. (A)	765	142,887
Standex International Corp.	205	43,440
Stanley Black & Decker, Inc.	2,509	186,494
Stratasys, Ltd. (A)	1,592	17,830
Symbotic, Inc. (A)(C)	1,823	98,260
Tennant Company	332	26,912

272

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Terex Corp.	1,048	$53,762
The Gorman-Rupp Company	429	19,910
The Greenbrier Companies, Inc.	508	23,454
The Manitowoc Company, Inc. (A)	738	7,387
The Middleby Corp. (A)	821	109,136
The Timken Company	1,127	84,728
The Toro Company	1,588	121,006
Titan International, Inc. (A)	1,238	9,359
Trinity Industries, Inc.	1,342	37,630
Wabash National Corp.	899	8,873
Wabtec Corp.	2,776	556,505
Watts Water Technologies, Inc., Class A	448	125,117
Worthington Enterprises, Inc.	860	47,721
Xylem, Inc.	3,965	584,838
		18,915,037
Marine transportation – 0.0%
Costamare, Inc.	2,091	24,904
Genco Shipping & Trading, Ltd.	791	14,080
Kirby Corp. (A)	919	76,691
Matson, Inc.	522	51,464
Vantage Corp. (A)	526	3,840
		170,979
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	1,866	92,889
Allegiant Travel Company (A)	315	19,143
American Airlines Group, Inc. (A)	10,649	119,695
Delta Air Lines, Inc.	10,594	601,210
Frontier Group Holdings, Inc. (A)	3,899	17,214
JetBlue Airways Corp. (A)	6,062	29,825
Joby Aviation, Inc. (A)	13,988	225,766
SkyWest, Inc. (A)	657	66,107
Southwest Airlines Company	8,536	272,384
Strata Critical Medical, Inc. (A)	1,559	7,889
Sun Country Airlines Holdings, Inc. (A)	912	10,771
Surf Air Mobility, Inc. (A)	769	3,299
United Airlines Holdings, Inc. (A)	5,257	507,301
Wheels Up Experience, Inc. (A)	11,640	21,418
		1,994,911
Professional services – 0.7%
Acuren Corp. (A)	219	2,915
Alight, Inc., Class A	8,994	29,320
Amentum Holdings, Inc. (A)	3,998	95,752
Automatic Data Processing, Inc.	6,594	1,935,339
Barrett Business Services, Inc.	481	21,318
BlackSky Technology, Inc. (A)	606	12,211
Booz Allen Hamilton Holding Corp.	2,000	199,900
Broadridge Financial Solutions, Inc.	1,908	454,428
CACI International, Inc., Class A (A)	358	178,563
CBIZ, Inc. (A)	900	47,664
Clarivate PLC (A)	11,253	43,099
Concentrix Corp.	1,032	47,627
Conduent, Inc. (A)	3,225	9,030
CRA International, Inc.	111	23,147
CSG Systems International, Inc.	476	30,645
Dayforce, Inc. (A)	2,565	176,703
Equifax, Inc.	2,015	516,908
ExlService Holdings, Inc. (A)	2,610	114,918
Exponent, Inc.	848	58,919
First Advantage Corp. (A)	2,963	45,601
Franklin Covey Company (A)	309	5,998
FTI Consulting, Inc. (A)	530	85,675
Genpact, Ltd.	2,825	118,339
Heidrick & Struggles International, Inc.	362	18,017
Huron Consulting Group, Inc. (A)	282	41,389
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
IBEX Holdings, Ltd. (A)	261	$10,576
ICF International, Inc.	308	28,582
Innodata, Inc. (A)	519	39,999
Insperity, Inc.	633	31,144
Jacobs Solutions, Inc.	1,941	290,878
KBR, Inc.	2,078	98,269
Kelly Services, Inc., Class A	680	8,922
Kforce, Inc.	357	10,703
Korn Ferry	839	58,713
Legalzoom.com, Inc. (A)	3,009	31,233
Leidos Holdings, Inc.	2,086	394,171
ManpowerGroup, Inc.	778	29,486
Maximus, Inc.	918	83,878
Parsons Corp. (A)	1,737	144,032
Paychex, Inc.	5,859	742,687
Paycom Software, Inc.	942	196,068
Paylocity Holding Corp. (A)	897	142,865
Planet Labs PBC (A)	4,670	60,617
Resolute Holdings Management, Inc. (A)	149	10,750
Robert Half, Inc.	1,637	55,625
Science Applications International Corp.	752	74,726
Spire Global, Inc. (A)	597	6,561
SS&C Technologies Holdings, Inc.	3,966	352,022
TaskUS, Inc., Class A (A)	663	11,835
TransUnion	3,169	265,499
TriNet Group, Inc.	799	53,445
UL Solutions, Inc., Class A	1,042	73,836
Upwork, Inc. (A)	2,147	39,870
Verisk Analytics, Inc.	2,276	572,437
Verra Mobility Corp. (A)	2,620	64,714
Willdan Group, Inc. (A)	243	23,496
		8,321,064
Trading companies and distributors – 0.5%
Air Lease Corp.	1,813	115,397
Applied Industrial Technologies, Inc.	607	158,457
BlueLinx Holdings, Inc. (A)	153	11,181
Boise Cascade Company	615	47,552
Core & Main, Inc., Class A (A)	3,091	166,389
Custom Truck One Source, Inc. (A)	4,061	26,072
Distribution Solutions Group, Inc. (A)	760	22,861
DNOW, Inc. (A)	1,790	27,298
DXP Enterprises, Inc. (A)	261	31,077
Fastenal Company	18,689	916,509
Ferguson Enterprises, Inc.	3,207	720,228
FTAI Aviation, Ltd.	1,670	278,656
GATX Corp.	586	102,433
Global Industrial, Inc.	764	28,016
Herc Holdings, Inc.	546	63,696
Hudson Technologies, Inc. (A)	815	8,093
Karat Packaging, Inc.	320	8,067
McGrath RentCorp	414	48,562
MRC Global, Inc. (A)	1,483	21,385
MSC Industrial Direct Company, Inc., Class A	894	82,373
NPK International, Inc. (A)	1,544	17,463
QXO, Inc. (A)	10,981	209,298
Rush Enterprises, Inc., Class A	1,244	66,517
SiteOne Landscape Supply, Inc. (A)	734	94,539
Titan Machinery, Inc. (A)	473	7,918
Transcat, Inc. (A)	165	12,078
United Rentals, Inc.	1,045	997,620
W.W. Grainger, Inc.	777	740,450
Watsco, Inc.	569	230,047
WESCO International, Inc.	780	164,970
Willis Lease Finance Corp.	114	15,628

273

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Xometry, Inc., Class A (A)	814	$44,339
		5,485,169
Transportation infrastructure – 0.0%
Corp America Airports SA (A)	2,798	50,700
		104,926,652
Information technology – 31.3%
Communications equipment – 0.9%
ADTRAN Holdings, Inc. (A)	1,491	13,986
Applied Optoelectronics, Inc. (A)	1,024	26,552
Arista Networks, Inc. (A)	20,467	2,982,247
BK Technologies Corp. (A)	71	5,998
Calix, Inc. (A)	1,070	65,666
Ciena Corp. (A)	2,298	334,750
Cisco Systems, Inc.	64,470	4,411,037
Clearfield, Inc. (A)	269	9,248
CommScope Holding Company, Inc. (A)	3,614	55,945
Digi International, Inc. (A)	655	23,881
Extreme Networks, Inc. (A)	2,190	45,224
F5, Inc. (A)	934	301,859
Harmonic, Inc. (A)	1,937	19,719
Lumentum Holdings, Inc. (A)	1,139	185,327
Motorola Solutions, Inc.	2,714	1,241,085
NETGEAR, Inc. (A)	517	16,746
NetScout Systems, Inc. (A)	1,258	32,494
Ondas Holdings, Inc. (A)	4,470	34,508
Powerwave Technologies, Inc. (A)(B)	912	0
Ribbon Communications, Inc. (A)	2,810	10,678
Ubiquiti, Inc.	987	651,992
Viasat, Inc. (A)	2,202	64,519
Viavi Solutions, Inc. (A)	3,770	47,841
		10,581,302
Electronic equipment, instruments and components – 0.9%
Advanced Energy Industries, Inc.	617	104,976
Aeva Technologies, Inc. (A)	940	13,630
AEye, Inc. (A)	798	1,987
Amphenol Corp., Class A	19,879	2,460,026
Arlo Technologies, Inc. (A)	1,726	29,256
Arrow Electronics, Inc. (A)	832	100,672
Avnet, Inc.	1,331	69,585
Badger Meter, Inc.	480	85,718
Bel Fuse, Inc., Class B	197	27,781
Belden, Inc.	644	77,454
Benchmark Electronics, Inc.	609	23,477
CDW Corp.	2,126	338,629
Climb Global Solutions, Inc.	84	11,327
Cognex Corp.	2,758	124,937
Coherent Corp. (A)	2,535	273,070
Corning, Inc.	13,951	1,144,401
Crane NXT Company	955	64,052
CTS Corp.	528	21,088
Daktronics, Inc. (A)	829	17,343
ePlus, Inc.	446	31,670
Evolv Technologies Holdings, Inc. (A)	2,863	21,616
Fabrinet (A)	581	211,844
Flex, Ltd. (A)	6,085	352,747
Frequency Electronics, Inc. (A)	190	6,443
Ingram Micro Holding Corp. (C)	3,932	84,499
Insight Enterprises, Inc. (A)	515	58,406
IPG Photonics Corp. (A)	718	56,858
Itron, Inc. (A)	743	92,548
Jabil, Inc.	1,743	378,527
Keysight Technologies, Inc. (A)	2,795	488,901
Kimball Electronics, Inc. (A)	467	13,945
Knowles Corp. (A)	1,483	34,569
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
LightPath Technologies, Inc. (A)	879	$6,970
Lightwave Logic, Inc. (A)	2,336	8,667
Littelfuse, Inc.	409	105,935
Methode Electronics, Inc.	779	5,881
MicroVision, Inc. (A)(C)	5,593	6,935
Mirion Technologies, Inc. (A)	3,736	86,899
Napco Security Technologies, Inc.	589	25,298
nLight, Inc. (A)	861	25,511
Novanta, Inc. (A)	591	59,189
OSI Systems, Inc. (A)	273	68,043
Ouster, Inc. (A)	951	25,725
PAR Technology Corp. (A)	681	26,954
PC Connection, Inc.	459	28,453
Plexus Corp. (A)	443	64,098
Powerfleet, Inc. (A)	2,309	12,099
Ralliant Corp.	1,836	80,288
Red Cat Holdings, Inc. (A)(C)	1,641	16,984
Rogers Corp. (A)	308	24,782
Sanmina Corp. (A)	872	100,376
ScanSource, Inc. (A)	370	16,276
TD SYNNEX Corp.	1,334	218,443
TE Connectivity PLC	4,808	1,055,500
Teledyne Technologies, Inc. (A)	761	445,976
Trimble, Inc. (A)	3,877	316,557
TTM Technologies, Inc. (A)	1,689	97,286
Unusual Machines, Inc. (A)	516	7,792
Vishay Intertechnology, Inc.	2,104	32,191
Vishay Precision Group, Inc. (A)	293	9,391
Vontier Corp.	2,398	100,644
Vuzix Corp. (A)(C)	1,532	4,795
Zebra Technologies Corp., Class A (A)	825	245,157
		10,151,077
IT services – 1.2%
Accenture PLC, Class A	10,145	2,501,757
Akamai Technologies, Inc. (A)	2,327	176,294
Amdocs, Ltd.	1,806	148,182
Applied Digital Corp. (A)	4,264	97,816
ASGN, Inc. (A)	734	34,755
Backblaze, Inc., Class A (A)	1,046	9,707
BigBear.ai Holdings, Inc. (A)(C)	6,080	39,642
Cloudflare, Inc., Class A (A)	5,094	1,093,121
Cognizant Technology Solutions Corp., Class A	7,934	532,133
Commerce.com, Inc., Series 1 (A)	1,730	8,633
CoreWeave, Inc., Class A (A)	6,031	825,342
DigitalOcean Holdings, Inc. (A)	1,485	50,728
DXC Technology Company (A)	2,958	40,318
EPAM Systems, Inc. (A)	908	136,917
Fastly, Inc., Class A (A)	2,515	21,503
Gartner, Inc. (A)	1,234	324,382
Globant SA (A)	723	41,486
GoDaddy, Inc., Class A (A)	2,248	307,594
Grid Dynamics Holdings, Inc. (A)	1,606	12,382
IBM Corp.	15,168	4,279,803
Kyndryl Holdings, Inc. (A)	3,787	113,724
MongoDB, Inc. (A)	1,325	411,254
Okta, Inc. (A)	2,741	251,350
Snowflake, Inc. (A)	5,433	1,225,413
The Hackett Group, Inc.	644	12,242
TSS, Inc. (A)	472	8,548
Twilio, Inc., Class A (A)	2,503	250,525
VeriSign, Inc.	1,520	424,946

274

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
XTI Aerospace, Inc. (A)	512	$753
		13,381,250
Semiconductors and semiconductor equipment – 11.6%
ACM Research, Inc., Class A (A)	969	37,917
Advanced Micro Devices, Inc. (A)	26,411	4,273,036
Aehr Test Systems (A)	499	15,025
Aeluma, Inc. (A)	286	4,605
Allegro MicroSystems, Inc. (A)	3,036	88,651
Alpha & Omega Semiconductor, Ltd. (A)	521	14,567
Ambarella, Inc. (A)	698	57,599
Ambiq Micro, Inc. (A)	311	9,305
Amkor Technology, Inc.	4,045	114,878
Analog Devices, Inc.	8,008	1,967,566
Applied Materials, Inc.	12,956	2,652,611
Astera Labs, Inc. (A)	2,706	529,835
Axcelis Technologies, Inc. (A)	511	49,894
Blaize Holdings, Inc. (A)(C)	1,847	6,372
Broadcom, Inc.	76,565	25,259,559
CEVA, Inc. (A)	451	11,911
Cirrus Logic, Inc. (A)	836	104,742
Cohu, Inc. (A)	871	17,707
Credo Technology Group Holding, Ltd. (A)	2,817	410,183
Diodes, Inc. (A)	791	42,089
Enphase Energy, Inc. (A)	2,132	75,451
Entegris, Inc.	2,461	227,544
First Solar, Inc. (A)	1,746	385,045
FormFactor, Inc. (A)	1,291	47,018
GlobalFoundries, Inc. (A)	9,058	324,639
Ichor Holdings, Ltd. (A)	664	11,633
Impinj, Inc. (A)	474	85,676
Indie Semiconductor, Inc., Class A (A)(C)	3,506	14,269
Intel Corp. (A)	71,263	2,390,874
KLA Corp.	2,145	2,313,597
Kopin Corp. (A)	3,005	7,302
Kulicke & Soffa Industries, Inc.	875	35,560
Lam Research Corp.	20,576	2,755,126
Lattice Semiconductor Corp. (A)	2,228	163,357
MACOM Technology Solutions Holdings, Inc. (A)	1,218	151,629
Marvell Technology, Inc.	14,034	1,179,838
MaxLinear, Inc. (A)	1,476	23,734
Microchip Technology, Inc.	8,783	564,044
Micron Technology, Inc.	18,214	3,047,566
MKS, Inc.	1,086	134,414
Monolithic Power Systems, Inc.	779	717,179
Navitas Semiconductor Corp. (A)(C)	3,545	25,595
NVIDIA Corp.	395,541	73,800,003
NXP Semiconductors NV	4,099	933,465
ON Semiconductor Corp. (A)	6,652	328,010
Onto Innovation, Inc. (A)	794	102,601
PDF Solutions, Inc. (A)	803	20,733
Penguin Solutions, Inc. (A)	883	23,205
Photronics, Inc. (A)	1,001	22,973
Power Integrations, Inc.	969	38,963
Qorvo, Inc. (A)	1,506	137,166
Qualcomm, Inc.	17,558	2,920,949
Rambus, Inc. (A)	1,755	182,871
Rigetti Computing, Inc. (A)	5,285	157,440
Semtech Corp. (A)	1,415	101,102
Silicon Laboratories, Inc. (A)	541	70,941
SiTime Corp. (A)	426	128,358
SkyWater Technology, Inc. (A)	860	16,048
Skyworks Solutions, Inc.	2,404	185,060
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Synaptics, Inc. (A)	642	$43,874
Teradyne, Inc.	2,584	355,662
Texas Instruments, Inc.	14,803	2,719,755
Ultra Clean Holdings, Inc. (A)	825	22,481
Universal Display Corp.	776	111,457
Veeco Instruments, Inc. (A)	1,017	30,947
Wolfspeed, Inc. (A)	22	633
Wolfspeed, Inc. (A)(B)	2,650	2,809
		132,806,648
Software – 10.8%
A10 Networks, Inc.	1,278	23,196
ACI Worldwide, Inc. (A)	1,697	89,551
Adeia, Inc.	1,903	31,970
Adobe, Inc. (A)	6,904	2,435,386
Agilysys, Inc. (A)	462	48,626
Airship AI Holdings, Inc. (A)	579	2,993
Alarm.com Holdings, Inc. (A)	845	44,853
Alkami Technology, Inc. (A)	1,730	42,973
Amplitude, Inc., Class A (A)	1,937	20,765
Appfolio, Inc., Class A (A)	375	103,373
Appian Corp., Class A (A)	740	22,622
AppLovin Corp., Class A (A)	5,008	3,598,448
Arteris, Inc. (A)	918	9,272
Asana, Inc., Class A (A)	2,604	34,789
Atlassian Corp., Class A (A)	2,710	432,787
Aurora Innovation, Inc. (A)	24,672	132,982
Autodesk, Inc. (A)	3,471	1,102,633
AvePoint, Inc. (A)	3,624	54,396
Bentley Systems, Inc., Class B	4,800	247,104
BILL Holdings, Inc. (A)	1,659	87,877
Bit Digital, Inc. (A)	5,391	16,173
Bit Origin Ltd. (A)	2,070	792
Bitdeer Technologies Group, Class A (A)	2,504	42,793
BitMine Immersion Technologies, Inc. (A)	2,828	146,858
Blackbaud, Inc. (A)	841	54,085
Blackline, Inc. (A)	1,023	54,321
Blend Labs, Inc., Class A (A)	4,401	16,064
Box, Inc., Class A (A)	2,363	76,254
Braze, Inc., Class A (A)	1,632	46,414
BTCS, Inc. (A)(C)	881	4,255
c3.ai, Inc., Class A (A)	2,191	37,992
Cadence Design Systems, Inc. (A)	4,437	1,558,541
CCC Intelligent Solutions Holdings, Inc. (A)	10,748	97,914
Cerence, Inc. (A)	756	9,420
Cipher Mining, Inc. (A)	6,418	80,803
Circle Internet Group, Inc. (A)(C)	3,449	457,268
CleanSpark, Inc. (A)	4,580	66,410
Clear Secure, Inc., Class A	1,552	51,806
Clearwater Analytics Holdings, Inc., Class A (A)	4,700	84,694
CommVault Systems, Inc. (A)	725	136,866
Confluent, Inc., Class A (A)	4,796	94,961
Consensus Cloud Solutions, Inc. (A)	358	10,514
Core Scientific, Inc. (A)(C)	4,991	89,539
Crowdstrike Holdings, Inc., Class A (A)	4,084	2,002,712
CYNGN, Inc. (A)	150	905
Daily Journal Corp. (A)	24	11,163
Datadog, Inc., Class A (A)	5,261	749,166
Digi Power X, Inc. (A)	999	2,288
Digital Turbine, Inc. (A)	1,841	11,782
DocuSign, Inc. (A)	3,291	237,248
Dolby Laboratories, Inc., Class A	1,018	73,673
Domo, Inc., Class B (A)	673	10,660

275

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Dropbox, Inc., Class A (A)	2,994	$90,449
D-Wave Quantum, Inc. (A)	5,520	136,399
Dynatrace, Inc. (A)	4,917	238,229
Elastic NV (A)	1,731	146,252
EverCommerce, Inc. (A)(C)	2,979	33,156
Exodus Movement, Inc. (A)	175	4,862
Fair Isaac Corp. (A)	391	585,143
Figma, Inc., Class A (A)(C)	6,680	346,492
Five9, Inc. (A)	1,276	30,879
Fortinet, Inc. (A)	12,487	1,049,907
Freshworks, Inc., Class A (A)	3,956	46,562
Gen Digital, Inc.	10,043	285,121
Gitlab, Inc., Class A (A)	2,415	108,868
Guidewire Software, Inc. (A)	1,374	315,828
HubSpot, Inc. (A)	857	400,905
Hut 8 Corp. (A)	1,725	60,047
i3 Verticals, Inc., Class A (A)	460	14,932
Informatica, Inc., Class A (A)	4,267	105,992
Intapp, Inc. (A)	1,353	55,338
InterDigital, Inc.	421	145,342
Intuit, Inc.	4,540	3,100,411
Jamf Holding Corp. (A)	2,332	24,952
JFrog, Ltd. (A)	21	994
Klaviyo, Inc., Class A (A)	1,938	53,663
Life360, Inc. (A)(C)	1,271	135,107
LivePerson, Inc. (A)	2,565	1,496
LiveRamp Holdings, Inc. (A)	1,139	30,912
Manhattan Associates, Inc. (A)	985	201,905
MARA Holdings, Inc. (A)	6,032	110,144
MeridianLink, Inc. (A)	1,377	27,444
MicroCloud Hologram, Inc. (A)	3,105	15,308
Microsoft Corp.	121,000	62,671,950
Mitek Systems, Inc. (A)	881	8,607
N-able, Inc. (A)	3,493	27,245
NCino, Inc. (A)	1,912	51,834
NCR Voyix Corp. (A)	2,330	29,242
Next Technology Holding, Inc. (A)	50	1,245
NextNav, Inc. (A)	2,229	31,875
Nutanix, Inc., Class A (A)	4,366	324,787
OneSpan, Inc.	699	11,107
Onestream, Inc. (A)	1,515	27,921
Ooma, Inc. (A)	431	5,168
Oracle Corp.	45,731	12,861,386
PagerDuty, Inc. (A)	1,604	26,498
Palantir Technologies, Inc., Class A (A)	37,018	6,752,824
Palo Alto Networks, Inc. (A)	10,887	2,216,811
Pegasystems, Inc.	2,795	160,713
Pivotal Software, Inc. (A)(B)	6,091	0
Porch Group, Inc. (A)	1,718	28,828
Procore Technologies, Inc. (A)	2,445	178,289
Progress Software Corp. (A)	721	31,674
PROS Holdings, Inc. (A)	881	20,184
PTC, Inc. (A)	1,953	396,498
Q2 Holdings, Inc. (A)	1,020	73,838
Qualys, Inc. (A)	590	78,075
Rapid7, Inc. (A)	1,144	21,450
Red Violet, Inc.	271	14,160
RingCentral, Inc., Class A (A)	1,329	37,664
Riot Platforms, Inc. (A)	6,028	114,713
Roper Technologies, Inc.	1,754	874,702
Rubrik, Inc., Class A (A)	2,019	166,063
Sailpoint, Inc. (A)	9,128	201,546
Salesforce, Inc.	15,499	3,673,263
Samsara, Inc., Class A (A)	4,894	182,302
SEMrush Holdings, Inc., Class A (A)	2,244	15,888
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
SentinelOne, Inc., Class A (A)	5,227	$92,047
ServiceNow, Inc. (A)	3,386	3,116,068
ServiceTitan, Inc., Class A (A)	1,269	127,953
SoundHound AI, Inc., Class A (A)(C)	6,115	98,329
Sprinklr, Inc., Class A (A)	2,534	19,562
Sprout Social, Inc., Class A (A)	955	12,339
SPS Commerce, Inc. (A)	629	65,504
Strategy, Inc., Class A (A)	4,316	1,390,658
Synopsys, Inc. (A)	3,019	1,489,544
Telos Corp. (A)	1,319	9,022
Tenable Holdings, Inc. (A)	2,026	59,078
Teradata Corp. (A)	1,576	33,900
TeraWulf, Inc. (A)	6,656	76,012
Thumzup Media Corp. (A)	399	1,995
TON Strategy Company (A)	1,039	7,315
Tyler Technologies, Inc. (A)	706	369,351
UiPath, Inc., Class A (A)	7,481	100,096
Unity Software, Inc. (A)	6,886	275,715
Varonis Systems, Inc. (A)	1,830	105,170
Verint Systems, Inc. (A)	1,007	20,392
Veritone, Inc. (A)	1,009	4,863
Vertex, Inc., Class A (A)	1,308	32,425
Weave Communications, Inc. (A)	1,463	9,773
Workday, Inc., Class A (A)	3,533	850,499
Workiva, Inc. (A)	872	75,062
Yext, Inc. (A)	2,205	18,787
Zeta Global Holdings Corp., Class A (A)	3,486	69,267
Zoom Video Communications, Inc., Class A (A)	4,342	358,215
Zscaler, Inc. (A)	2,534	759,338
		123,770,598
Technology hardware, storage and peripherals – 5.9%
Apple, Inc.	241,569	61,510,714
CompoSecure, Inc., Class A (A)	1,692	35,227
Corsair Gaming, Inc. (A)	1,902	16,966
Dell Technologies, Inc., Class C	5,524	783,137
Diebold Nixdorf, Inc. (A)	615	35,073
Eastman Kodak Company (A)	1,541	9,878
Hewlett Packard Enterprise Company	21,445	526,689
HP, Inc.	15,144	412,371
IonQ, Inc. (A)	4,848	298,152
NetApp, Inc.	3,229	382,507
One Stop Systems, Inc. (A)	498	2,669
Pure Storage, Inc., Class A (A)	5,323	446,121
Quantum Computing, Inc. (A)(C)	2,610	48,050
Quantum Corp. (A)	250	2,480
Sandisk Corp. (A)	2,376	266,587
Seagate Technology Holdings PLC	3,458	816,295
Super Micro Computer, Inc. (A)	9,670	463,580
Turtle Beach Corp. (A)	384	6,106
Western Digital Corp.	5,641	677,258
Xerox Holdings Corp. (C)	2,297	8,637
		66,748,497
		357,439,372
Materials – 2.2%
Chemicals – 1.1%
AdvanSix, Inc.	509	9,864
Air Products & Chemicals, Inc.	3,622	987,792
Albemarle Corp.	1,925	156,079
Ashland, Inc.	763	36,555
ASP Isotopes, Inc. (A)	1,538	14,796
Aspen Aerogels, Inc. (A)	1,439	10,015
Avient Corp.	1,549	51,040
Axalta Coating Systems, Ltd. (A)	3,474	99,426

276

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Balchem Corp.	544	$81,633
Cabot Corp.	846	64,338
Celanese Corp.	1,800	75,744
CF Industries Holdings, Inc.	2,627	235,642
Corteva, Inc.	11,052	747,447
CVR Nitrogen LP (A)(B)	1,086	195
Dow, Inc.	11,585	265,644
DuPont de Nemours, Inc.	6,814	530,811
Eastman Chemical Company	1,830	115,382
Ecolab, Inc.	4,625	1,266,603
Ecovyst, Inc. (A)	2,077	18,195
Element Solutions, Inc.	3,934	99,019
Flotek Industries, Inc. (A)	549	8,015
FMC Corp.	2,037	68,504
Hawkins, Inc.	342	62,490
HB Fuller Company	900	53,352
Huntsman Corp.	2,965	26,626
Ingevity Corp. (A)	619	34,163
Innospec, Inc.	449	34,645
International Flavors & Fragrances, Inc.	4,181	257,299
Intrepid Potash, Inc. (A)	282	8,624
Koppers Holdings, Inc.	421	11,788
Kronos Worldwide, Inc.	1,874	10,757
Linde PLC	7,630	3,624,250
LSB Industries, Inc. (A)	1,484	11,694
LyondellBasell Industries NV, Class A	5,215	255,744
Mativ Holdings, Inc.	975	11,027
Minerals Technologies, Inc.	542	33,669
NewMarket Corp.	154	127,544
Novusterra, Inc. (A)(B)	88	0
Olin Corp.	1,856	46,381
Orion SA	1,111	8,421
Perimeter Solutions, Inc. (A)	2,422	54,229
PPG Industries, Inc.	3,654	384,072
PureCycle Technologies, Inc. (A)(C)	2,967	39,016
Quaker Chemical Corp.	292	38,471
RPM International, Inc.	2,087	246,016
Sensient Technologies Corp.	703	65,977
Stepan Company	450	21,465
The Chemours Company	2,462	38,998
The Mosaic Company	5,168	179,226
The Scotts Miracle-Gro Company	950	54,103
The Sherwin-Williams Company	4,055	1,404,084
Tronox Holdings PLC	2,879	11,574
Valhi, Inc.	458	7,227
Westlake Corp.	2,110	162,597
		12,268,268
Construction materials – 0.3%
Amrize, Ltd. (A)	9,479	460,016
CRH PLC	10,928	1,310,267
Eagle Materials, Inc.	522	121,647
James Hardie Industries PLC (A)	9,494	182,380
Knife River Corp. (A)	930	71,489
Martin Marietta Materials, Inc.	977	615,784
Titan America SA (A)(C)	3,154	47,121
United States Lime & Minerals, Inc.	481	63,276
Vulcan Materials Company	2,143	659,230
		3,531,210
Containers and packaging – 0.2%
Amcor PLC	37,319	305,269
AptarGroup, Inc.	1,074	143,551
Ardagh Metal Packaging SA	10,268	40,969
Avery Dennison Corp.	1,246	202,064
Ball Corp.	4,435	223,613
Crown Holdings, Inc.	1,880	181,589
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Graphic Packaging Holding Company	4,765	$93,251
Greif, Inc., Class A	460	27,490
International Paper Company	8,582	398,205
Myers Industries, Inc.	750	12,705
O-I Glass, Inc. (A)	2,626	34,059
Packaging Corp. of America	1,450	315,999
Ranpak Holdings Corp. (A)	1,762	9,902
Sealed Air Corp.	2,386	84,345
Silgan Holdings, Inc.	1,753	75,397
Smurfit WestRock PLC	8,439	359,248
Sonoco Products Company	1,567	67,522
TriMas Corp.	690	26,662
		2,601,840
Metals and mining – 0.6%
Alcoa Corp.	4,190	137,809
Alpha Metallurgical Resources, Inc. (A)	214	35,115
American Battery Technology Company (A)	1,669	8,111
Aura Minerals, Inc.	1,419	52,801
Caledonia Mining Corp. PLC	401	14,520
Carpenter Technology Corp.	809	198,642
Century Aluminum Company (A)	1,530	44,921
Cleveland-Cliffs, Inc. (A)	8,124	99,113
Coeur Mining, Inc. (A)	10,497	196,924
Commercial Metals Company	1,821	104,307
Compass Minerals International, Inc. (A)	730	14,016
Ferroglobe PLC	3,356	15,270
Freeport-McMoRan, Inc.	23,377	916,846
Hecla Mining Company	10,965	132,677
Idaho Strategic Resources, Inc. (A)	264	8,921
Inno Holdings, Inc. (A)	296	411
Ivanhoe Electric, Inc. (A)	2,449	30,735
Kaiser Aluminum Corp.	278	21,450
Lifezone Metals, Ltd. (A)	1,317	7,217
MAC Copper, Ltd. (A)	1,489	18,181
Materion Corp.	345	41,679
McEwen, Inc. (A)	997	17,049
Metallus, Inc. (A)	836	13,819
MP Materials Corp. (A)	2,889	193,765
Newmont Corp.	17,896	1,508,812
NioCorp Developments, Ltd. (A)	761	5,083
Nucor Corp.	3,730	505,154
Olympic Steel, Inc.	248	7,552
Pan American Silver Corp. (A)	7,232	2,530
Perpetua Resources Corp. (A)	1,797	36,353
Ramaco Resources, Inc., Class A (A)	949	31,497
ReElement Technologies Corp. (A)(B)	354	0
Reliance, Inc.	854	239,829
Royal Gold, Inc.	1,081	216,827
Ryerson Holding Corp.	617	14,105
Southern Copper Corp.	13,243	1,607,170
Steel Dynamics, Inc.	2,384	332,401
SunCoke Energy, Inc.	1,503	12,264
United States Antimony Corp. (A)	2,161	13,398
US Gold Corp. (A)	342	5,636
USA Rare Earth, Inc. (A)(C)	1,617	27,796
Warrior Met Coal, Inc.	870	55,367
Worthington Steel, Inc.	887	26,956
		6,973,029
Paper and forest products – 0.0%
Clearwater Paper Corp. (A)	309	6,415
Louisiana-Pacific Corp.	1,134	100,745
Magnera Corp. (A)	683	8,005

277

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Sylvamo Corp.	670	$29,627
		144,792
		25,519,139
Real estate – 2.2%
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	1,553	28,249
American Assets Trust, Inc.	1,152	23,409
Armada Hoffler Properties, Inc.	1,460	10,235
Broadstone Net Lease, Inc.	3,156	56,398
CTO Realty Growth, Inc.	891	14,523
Essential Properties Realty Trust, Inc.	3,124	92,970
Gladstone Commercial Corp.	1,144	14,094
Global Net Lease, Inc.	4,033	32,788
One Liberty Properties, Inc.	365	8,074
WP Carey, Inc.	3,563	240,752
		521,492
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	2,806	233,852
American Healthcare REIT, Inc.	2,752	115,612
CareTrust REIT, Inc.	3,619	125,507
Community Healthcare Trust, Inc.	604	9,241
Diversified Healthcare Trust	4,326	19,078
Global Medical REIT, Inc.	281	9,473
Healthcare Realty Trust, Inc.	5,794	104,466
Healthpeak Properties, Inc.	11,245	215,342
LTC Properties, Inc.	766	28,235
Medical Properties Trust, Inc.	9,956	50,477
National Health Investors, Inc.	784	62,328
Omega Healthcare Investors, Inc.	4,764	201,136
Sabra Health Care REIT, Inc.	3,880	72,323
Sila Realty Trust, Inc.	923	23,167
Universal Health Realty Income Trust	229	8,970
Ventas, Inc.	7,406	518,346
Welltower, Inc.	10,885	1,939,054
		3,736,607
Hotel and resort REITs – 0.0%
Apple Hospitality REIT, Inc.	3,442	41,338
DiamondRock Hospitality Company	3,444	27,414
Host Hotels & Resorts, Inc.	10,794	183,714
Park Hotels & Resorts, Inc.	3,040	33,683
Pebblebrook Hotel Trust	1,909	21,744
RLJ Lodging Trust	2,362	17,006
Ryman Hospitality Properties, Inc.	992	88,873
Service Properties Trust	3,329	9,022
Summit Hotel Properties, Inc.	2,101	11,534
Sunstone Hotel Investors, Inc.	3,093	28,981
Xenia Hotels & Resorts, Inc.	1,558	21,376
		484,685
Industrial REITs – 0.2%
Americold Realty Trust, Inc.	4,722	57,797
EastGroup Properties, Inc.	853	144,379
First Industrial Realty Trust, Inc.	2,134	109,837
Innovative Industrial Properties, Inc.	462	24,754
Lineage, Inc.	3,758	145,209
LXP Industrial Trust	5,326	47,721
Plymouth Industrial REIT, Inc.	1,017	22,710
Prologis, Inc.	15,118	1,731,313
Rexford Industrial Realty, Inc.	3,807	156,506
STAG Industrial, Inc.	2,992	105,588
Terreno Realty Corp.	1,677	95,170
		2,640,984
Office REITs – 0.1%
Brandywine Realty Trust	3,431	14,307
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
BXP, Inc.	2,569	$190,979
City Office REIT, Inc.	1,162	8,088
COPT Defense Properties	1,819	52,860
Cousins Properties, Inc.	2,729	78,977
Douglas Emmett, Inc.	2,779	43,269
Easterly Government Properties, Inc.	756	17,335
Empire State Realty Trust, Inc., Class A	2,839	21,747
Highwoods Properties, Inc.	1,748	55,621
Hudson Pacific Properties, Inc. (A)	6,526	18,012
JBG SMITH Properties	1,078	23,986
Kilroy Realty Corp.	1,906	80,529
NET Lease Office Properties	288	8,542
New York REIT Liquidating LLC (A)(B)	457	971
Paramount Group, Inc. (A)	3,861	25,251
Peakstone Realty Trust	594	7,793
Piedmont Realty Trust, Inc.	2,379	21,411
Postal Realty Trust, Inc., Class A	397	6,229
SL Green Realty Corp.	1,162	69,499
Vornado Realty Trust	3,151	127,710
		873,116
Real estate management and development – 0.2%
Anywhere Real Estate, Inc. (A)	2,007	21,254
CBRE Group, Inc., Class A (A)	4,837	762,118
Compass, Inc., Class A (A)	8,617	69,195
CoStar Group, Inc. (A)	6,899	582,069
Cushman & Wakefield PLC (A)	3,749	59,684
eXp World Holdings, Inc.	2,678	28,547
Forestar Group, Inc. (A)	903	24,011
FRP Holdings, Inc. (A)	319	7,771
Howard Hughes Holdings, Inc. (A)	980	80,527
Jones Lang LaSalle, Inc. (A)	763	227,588
Kennedy-Wilson Holdings, Inc.	2,828	23,529
Marcus & Millichap, Inc.	842	24,713
Maui Land & Pineapple Company, Inc. (A)	329	6,133
Newmark Group, Inc., Class A	2,513	46,867
Offerpad Solutions, Inc. (A)	605	2,523
Opendoor Technologies, Inc. (A)(C)	11,990	95,560
Tejon Ranch Company (A)	469	7,495
The Real Brokerage, Inc. (A)	3,077	12,862
The RMR Group, Inc., Class A	466	7,330
The St. Joe Company	985	48,738
Zillow Group, Inc., Class A (A)	948	70,569
Zillow Group, Inc., Class C (A)	2,908	224,061
		2,433,144
Residential REITs – 0.3%
American Homes 4 Rent, Class A	6,039	200,797
Apartment Investment and Management Company, Class A	3,007	23,846
AvalonBay Communities, Inc.	2,314	446,995
Camden Property Trust	1,719	183,555
Centerspace	319	18,789
Elme Communities	1,615	27,229
Equity LifeStyle Properties, Inc.	3,152	191,326
Equity Residential	6,230	403,268
Essex Property Trust, Inc.	1,045	279,705
Independence Realty Trust, Inc.	3,815	62,528
Invitation Homes, Inc.	9,975	292,567
Mid-America Apartment Communities, Inc.	1,893	264,509
NexPoint Residential Trust, Inc.	607	19,558
Sun Communities, Inc.	2,041	263,289
UDR, Inc.	5,351	199,378
UMH Properties, Inc.	1,764	26,195

278

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Veris Residential, Inc.	1,820	$27,664
		2,931,198
Retail REITs – 0.3%
Acadia Realty Trust	2,153	43,383
Agree Realty Corp.	1,765	125,386
Alexander's, Inc.	105	24,621
Brixmor Property Group, Inc.	4,951	137,044
CBL & Associates Properties, Inc.	540	16,513
Curbline Properties Corp.	1,862	41,523
Federal Realty Investment Trust	1,356	137,376
FrontView REIT, Inc.	456	6,252
Getty Realty Corp.	1,043	27,984
InvenTrust Properties Corp.	1,337	38,265
Kimco Realty Corp.	10,884	237,815
Kite Realty Group Trust	3,502	78,095
NETSTREIT Corp.	1,686	30,449
NNN REIT, Inc.	3,021	128,604
Phillips Edison & Company, Inc.	2,097	71,990
Realty Income Corp.	14,823	901,090
Regency Centers Corp.	2,920	212,868
Saul Centers, Inc.	391	12,461
Simon Property Group, Inc.	5,297	994,088
SITE Centers Corp.	1,207	10,875
Tanger, Inc.	1,797	60,810
The Macerich Company	4,162	75,748
Urban Edge Properties	2,093	42,844
Whitestone REIT	1,151	14,134
		3,470,218
Specialized REITs – 0.7%
American Tower Corp.	7,629	1,467,209
Crown Castle, Inc.	7,101	685,175
CubeSmart	3,665	149,019
Digital Realty Trust, Inc.	5,554	960,176
EPR Properties	1,198	69,496
Equinix, Inc.	1,593	1,247,701
Extra Space Storage, Inc.	3,455	486,948
Farmland Partners, Inc.	1,001	10,891
Four Corners Property Trust, Inc.	1,905	46,482
Gaming and Leisure Properties, Inc.	4,522	210,770
Gladstone Land Corp.	1,112	10,186
Iron Mountain, Inc.	4,812	490,535
Lamar Advertising Company, Class A	1,401	171,510
Millrose Properties, Inc., Class A	2,532	85,101
National Storage Affiliates Trust	1,229	37,140
Outfront Media, Inc.	2,689	49,262
PotlatchDeltic Corp.	1,305	53,179
Public Storage	2,860	826,111
Rayonier, Inc.	2,528	67,093
Safehold, Inc.	1,326	20,540
SBA Communications Corp.	1,747	337,782
Smartstop Self Storage REIT, Inc.	508	19,121
VICI Properties, Inc.	17,138	558,870
Weyerhaeuser Company	11,825	293,142
		8,353,439
		25,444,883
Utilities – 2.2%
Electric utilities – 1.3%
ALLETE, Inc.	937	62,217
Alliant Energy Corp.	4,169	281,032
American Electric Power Company, Inc.	8,703	979,088
Constellation Energy Corp.	5,086	1,673,650
Duke Energy Corp.	12,677	1,568,779
Edison International	6,250	345,500
Entergy Corp.	7,252	675,814
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Evergy, Inc.	3,680	$279,754
Eversource Energy	6,046	430,112
Exelon Corp.	16,446	740,234
FirstEnergy Corp.	9,359	428,829
Genie Energy, Ltd., B Shares	416	6,219
Hawaiian Electric Industries, Inc. (A)	2,854	31,508
IDACORP, Inc.	880	116,292
MGE Energy, Inc.	641	53,959
NextEra Energy, Inc.	33,541	2,532,010
NRG Energy, Inc.	3,147	509,657
OGE Energy Corp.	3,368	155,837
Oklo, Inc. (A)(C)	2,404	268,359
Otter Tail Corp.	703	57,625
PG&E Corp.	35,713	538,552
Pinnacle West Capital Corp.	1,917	171,878
Portland General Electric Company	1,745	76,780
PPL Corp.	12,016	446,515
The Southern Company	17,924	1,698,657
TXNM Energy, Inc.	1,692	95,683
Xcel Energy, Inc.	9,631	776,740
		15,001,280
Gas utilities – 0.1%
Atmos Energy Corp.	2,591	442,413
Chesapeake Utilities Corp.	413	55,627
MDU Resources Group, Inc.	3,472	61,836
National Fuel Gas Company	1,473	136,061
New Jersey Resources Corp.	1,721	82,866
Northwest Natural Holding Company	762	34,237
ONE Gas, Inc.	980	79,321
Southwest Gas Holdings, Inc.	1,183	92,676
Spire, Inc.	943	76,873
UGI Corp.	3,467	115,312
		1,177,222
Independent power and renewable electricity producers – 0.2%
Clearway Energy, Inc., Class A	642	17,289
Clearway Energy, Inc., Class C	1,369	38,674
Hallador Energy Company (A)	734	14,364
Ormat Technologies, Inc.	1,003	96,539
Talen Energy Corp. (A)	744	316,483
The AES Corp.	11,569	152,248
Vistra Corp.	5,513	1,080,107
		1,715,704
Multi-utilities – 0.5%
Ameren Corp.	4,412	460,525
Avista Corp.	1,352	51,119
Black Hills Corp.	1,166	71,814
CenterPoint Energy, Inc.	10,613	411,784
CMS Energy Corp.	4,825	353,480
Consolidated Edison, Inc.	5,866	589,650
Dominion Energy, Inc.	13,924	851,731
DTE Energy Company	3,369	476,478
NiSource, Inc.	7,593	328,777
Northwestern Energy Group, Inc.	1,036	60,720
Public Service Enterprise Group, Inc.	8,135	678,947
Sempra	10,628	956,307
Unitil Corp.	266	12,731
WEC Energy Group, Inc.	5,232	599,535
		5,903,598
Water utilities – 0.1%
American States Water Company	687	50,371
American Water Works Company, Inc.	3,320	462,111
California Water Service Group	1,066	48,919
Essential Utilities, Inc.	4,651	185,575

279

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
H2O America	631	$30,730
Middlesex Water Company	294	15,911
The York Water Company	250	7,605
		801,222
		24,599,026
TOTAL COMMON STOCKS (Cost $426,252,979)		$1,121,540,586
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Broadline retail – 0.0%
QVC Group, Inc., 8.000%	260	1,773
Financials – 0.0%
Capital markets – 0.0%
CGrowth Capital, Inc. (A)(B)	110	275
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	510	12,658
TOTAL PREFERRED SECURITIES (Cost $82,033)		$14,706
RIGHTS – 0.0%
Gen Digital, Inc. (Expiration Date: 4-17-27) (A)(D)	188	1,310
TOTAL RIGHTS (Cost $733)		$1,310
WARRANTS – 0.0%
M-Tron Industries, Inc. (Expiration Date: 3-11-28; Strike Price: $47.50) (A)	46	81
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	77	50
TOTAL WARRANTS (Cost $0)		$131
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.0%
Short-term funds – 2.0%
John Hancock Collateral Trust, 4.0668% (E)(F)	2,222,804	$22,235,599
TOTAL SHORT-TERM INVESTMENTS (Cost $22,234,203)		$22,235,599
Total Investments (Total Stock Market Index Trust) (Cost $448,569,948) – 100.3%		$1,143,792,332
Other assets and liabilities, net – (0.3%)		(3,077,287)
TOTAL NET ASSETS – 100.0%		$1,140,715,045
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $4,842,196.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 9-30-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $4,990,064.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	14	Long	Dec 2025	$1,708,986	$1,718,850	$9,864
S&P 500 E-Mini Index Futures	52	Long	Dec 2025	17,295,240	17,520,750	225,510
S&P Mid 400 E-Mini Index Futures	2	Long	Dec 2025	669,384	657,240	(12,144)
						$223,230

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
U.S. Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.4%
Communication services – 12.7%
Entertainment – 3.4%
Live Nation Entertainment, Inc. (A)	46,262	$7,559,211
Netflix, Inc. (A)	15,179	18,198,407
		25,757,618
Interactive media and services – 9.3%
Alphabet, Inc., Class A	190,206	46,239,079
Meta Platforms, Inc., Class A	22,240	16,332,611
U.S. Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Pinterest, Inc., Class A (A)	215,988	$6,948,334
		69,520,024
		95,277,642

280

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

U.S. Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 11.2%
Automobiles – 2.1%
Tesla, Inc. (A)	36,003	$16,011,254
Broadline retail – 4.7%
Amazon.com, Inc. (A)	160,183	35,171,381
Distributors – 1.1%
Pool Corp.	26,764	8,298,713
Hotels, restaurants and leisure – 2.0%
Airbnb, Inc., Class A (A)	65,072	7,901,042
DraftKings, Inc., Class A (A)	182,451	6,823,667
		14,724,709
Specialty retail – 1.3%
Chewy, Inc., Class A (A)	233,666	9,451,790
		83,657,847
Consumer staples – 1.4%
Consumer staples distribution and retail – 1.0%
U.S. Foods Holding Corp. (A)	94,004	7,202,586
Tobacco – 0.4%
Philip Morris International, Inc.	21,089	3,420,636
		10,623,222
Energy – 2.1%
Oil, gas and consumable fuels – 2.1%
Targa Resources Corp.	46,511	7,792,453
The Williams Companies, Inc.	120,216	7,615,684
		15,408,137
Financials – 10.1%
Banks – 0.9%
Wells Fargo & Company	85,801	7,191,840
Capital markets – 5.5%
Ares Management Corp., Class A	44,680	7,143,885
Evercore, Inc., Class A	22,462	7,576,882
Interactive Brokers Group, Inc., Class A	148,630	10,227,230
KKR & Company, Inc.	73,489	9,549,896
Nasdaq, Inc.	76,814	6,794,198
		41,292,091
Consumer finance – 1.3%
American Express Company	29,200	9,699,072
Financial services – 2.4%
Mastercard, Inc., Class A	31,250	17,775,313
		75,958,316
Health care – 4.8%
Biotechnology – 0.9%
Gilead Sciences, Inc.	64,622	7,173,042
Health care providers and services – 1.1%
Cencora, Inc.	25,529	7,978,578
Pharmaceuticals – 2.8%
Eli Lilly & Company	27,555	21,024,465
		36,176,085
Industrials – 2.6%
Aerospace and defense – 1.1%
General Electric Company	26,119	7,857,118
Air freight and logistics – 0.5%
CH Robinson Worldwide, Inc.	27,799	3,680,588
Trading companies and distributors – 1.0%
WESCO International, Inc.	36,006	7,615,269
		19,152,975
Information technology – 51.5%
Electronic equipment, instruments and components – 3.1%
Coherent Corp. (A)	71,764	7,730,418
U.S. Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Flex, Ltd. (A)	130,025	$7,537,549
Jabil, Inc.	36,834	7,999,240
		23,267,207
Semiconductors and semiconductor equipment – 22.6%
Analog Devices, Inc.	32,924	8,089,427
Broadcom, Inc.	124,652	41,123,941
NVIDIA Corp.	594,974	111,010,248
NXP Semiconductors NV	37,492	8,538,053
		168,761,669
Software – 15.4%
AppLovin Corp., Class A (A)	19,117	13,736,329
Microsoft Corp.	187,584	97,159,133
Palantir Technologies, Inc., Class A (A)	21,853	3,986,424
		114,881,886
Technology hardware, storage and peripherals – 10.4%
Apple, Inc.	307,047	78,183,378
		385,094,140
Real estate – 2.0%
Health care REITs – 2.0%
Welltower, Inc.	86,091	15,336,251
TOTAL COMMON STOCKS (Cost $532,269,347)		$736,684,615
SHORT-TERM INVESTMENTS – 1.7%
Short-term funds – 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.0784% (B)	12,407,940	12,407,940
TOTAL SHORT-TERM INVESTMENTS (Cost $12,407,940)		$12,407,940
Total Investments (U.S. Growth Trust) (Cost $544,677,287) – 100.1%		$749,092,555
Other assets and liabilities, net – (0.1%)		(678,969)
TOTAL NET ASSETS – 100.0%		$748,413,586
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-25.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.4%
U.S. Government Agency – 0.4%
Federal Home Loan Mortgage Corp.
6.065%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.565%), 12/01/2036 (A)	$17,991	$18,311
6.072%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.447%), 06/01/2036 (A)	12,286	12,555
6.140%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.515%), 12/01/2035 (A)	7,986	8,105
6.165%, (1 Year CMT + 2.165%), 11/01/2036 (A)	25,813	26,294
6.231%, (1 Year CMT + 2.231%), 05/01/2034 (A)	46,851	47,833
6.353%, (1 Year CMT + 2.295%), 08/01/2035 (A)	39,044	40,008

281

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
6.366%, (1 Year CMT + 2.111%), 12/01/2035 (A)	$44,931	$45,773
6.420%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.538%), 02/01/2036 (A)	22,204	22,730
6.491%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.583%), 05/01/2037 (A)	35,189	36,067
Federal National Mortgage Association
6.104%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.484%), 10/01/2035 (A)	45,286	46,076
6.121%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.295%), 10/01/2038 (A)	11,918	12,110
6.133%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.523%), 02/01/2035 (A)	30,933	31,467
6.244%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.434%), 04/01/2035 (A)	129,564	132,257
6.345%, (1 Year CMT + 2.157%), 01/01/2036 (A)	55,696	56,843
6.383%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.570%), 07/01/2035 (A)	73,668	75,417
6.416%, (1 Year CMT + 2.204%), 05/01/2036 (A)	90,223	92,190
6.427%, (1 Year CMT + 2.192%), 02/01/2035 (A)	67,679	69,150
6.432%, (1 Year CMT + 2.275%), 07/01/2035 (A)	45,422	46,429
6.557%, (1 Year CMT + 2.151%), 01/01/2036 (A)	17,849	18,230
6.594%, (1 Year CMT + 2.333%), 05/01/2034 (A)	34,491	35,302
		873,147
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $900,859)		$873,147
CORPORATE BONDS – 55.6%
Communication services – 3.8%
AT&T, Inc. 1.700%, 03/25/2026	914,000	903,247
Netflix, Inc. 4.375%, 11/15/2026	930,000	934,198
T-Mobile USA, Inc. 2.250%, 02/15/2026	2,560,000	2,539,887
TWDC Enterprises 18 Corp. 3.000%, 02/13/2026	2,000,000	1,991,617
Verizon Communications, Inc. 4.125%, 03/16/2027	1,666,000	1,667,273
		8,036,222
Consumer discretionary – 5.1%
American Honda Finance Corp.
2.300%, 09/09/2026	700,000	689,142
4.950%, 01/09/2026	700,000	701,331
BMW US Capital LLC 2.800%, 04/11/2026 (B)	3,000,000	2,980,141
Ford Motor Credit Company LLC 4.389%, 01/08/2026	1,107,000	1,106,593
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
General Motors Financial Company, Inc. 5.050%, 04/04/2028	$2,000,000	$2,032,151
Hyundai Capital America 5.250%, 01/08/2027 (B)	2,000,000	2,021,399
Mercedes-Benz Finance North America LLC 5.200%, 08/03/2026 (B)	1,400,000	1,412,978
		10,943,735
Consumer staples – 1.7%
Kraft Heinz Foods Company 3.875%, 05/15/2027	1,500,000	1,493,312
Mars, Inc. 4.600%, 03/01/2028 (B)	2,000,000	2,024,458
		3,517,770
Energy – 3.1%
Energy Transfer LP 5.500%, 06/01/2027	1,099,000	1,118,057
Enterprise Products Operating LLC 5.050%, 01/10/2026	1,430,000	1,432,863
EOG Resources, Inc. 4.150%, 01/15/2026	1,450,000	1,448,894
MPLX LP 1.750%, 03/01/2026	695,000	687,712
Phillips 66 Company 3.550%, 10/01/2026	1,131,000	1,124,039
Spectra Energy Partners LP 3.375%, 10/15/2026	680,000	674,879
		6,486,444
Financials – 20.8%
American Express Company 6.338%, (6.338% to 10-30-25, then Overnight SOFR + 1.330%), 10/30/2026	2,000,000	2,003,397
Ares Capital Corp. 3.875%, 01/15/2026	1,840,000	1,836,777
Athene Global Funding 5.620%, 05/08/2026 (B)	1,800,000	1,815,276
Blackstone Private Credit Fund 2.625%, 12/15/2026	1,092,000	1,066,260
Blackstone Secured Lending Fund 2.125%, 02/15/2027	1,108,000	1,071,947
Capital One NA 4.250%, 03/13/2026	2,000,000	1,999,131
Citizens Financial Group, Inc. 4.300%, 12/03/2025	1,195,000	1,194,112
Comerica Bank 7.875%, 09/15/2026	1,500,000	1,540,611
Credit Agricole SA 1.247%, (1.247% to 1-26-26, then Overnight SOFR + 0.892%), 01/26/2027 (B)	2,000,000	1,978,935
Fifth Third Bank NA 4.967%, (4.967% to 1-28-27, then Overnight SOFR + 0.810%), 01/28/2028	2,000,000	2,020,191
Goldman Sachs Bank USA 5.283%, (5.283% to 3-18-26, then Overnight SOFR + 0.777%), 03/18/2027	902,000	906,090
ING Groep NV 3.950%, 03/29/2027	904,000	900,202

282

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co.
3.960%, (3.960% to 1-29-26, then 3 month CME Term SOFR + 1.507%), 01/29/2027	$908,000	$906,914
4.851%, (4.851% to 7-25-27, then Overnight SOFR + 1.990%), 07/25/2028	2,845,000	2,882,615
KeyCorp 2.250%, 04/06/2027	1,500,000	1,457,237
Morgan Stanley 3.950%, 04/23/2027	922,000	919,979
PNC Bank NA 3.100%, 10/25/2027	2,000,000	1,966,729
Royal Bank of Canada 4.650%, 01/27/2026	700,000	700,398
Sammons Financial Group Global Funding 5.050%, 01/10/2028 (B)	1,000,000	1,016,935
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	2,970,428
Sixth Street Specialty Lending, Inc. 2.500%, 08/01/2026 (C)	583,000	573,785
Societe Generale SA 1.488%, (1.488% to 12-14-25, then 1 Year CMT + 1.100%), 12/14/2026 (B)	1,157,000	1,149,821
The Goldman Sachs Group, Inc. 1.431%, (1.431% to 3-9-26, then Overnight SOFR + 0.798%), 03/09/2027	2,000,000	1,974,254
The Toronto-Dominion Bank 1.200%, 06/03/2026	2,000,000	1,962,997
Truist Bank 3.300%, 05/15/2026	700,000	695,868
U.S. Bancorp 5.727%, (5.727% to 10-21-25, then Overnight SOFR + 1.430%), 10/21/2026	1,450,000	1,450,974
UBS Group AG 4.125%, 04/15/2026 (B)	700,000	699,996
Visa, Inc. 3.150%, 12/14/2025	3,000,000	2,994,554
Wells Fargo & Company
3.000%, 10/23/2026	931,000	921,537
4.100%, 06/03/2026	903,000	902,290
		44,480,240
Health care – 8.6%
AbbVie, Inc. 3.200%, 05/14/2026	3,000,000	2,986,189
Astrazeneca Finance LLC 1.200%, 05/28/2026	2,000,000	1,964,129
Bristol-Myers Squibb Company 3.200%, 06/15/2026	3,000,000	2,985,133
CVS Health Corp. 5.000%, 02/20/2026	3,000,000	3,004,290
HCA, Inc. 5.875%, 02/15/2026	2,000,000	2,002,580
Pfizer Investment Enterprises Pte, Ltd. 4.450%, 05/19/2026	3,000,000	3,005,870
Royalty Pharma PLC 1.750%, 09/02/2027	1,180,000	1,127,438
Solventum Corp. 5.450%, 02/25/2027	341,000	346,533
UnitedHealth Group, Inc. 4.400%, 06/15/2028	1,000,000	1,009,738
		18,431,900
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials – 3.4%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	$655,000	$669,038
6.450%, 04/15/2027	1,941,000	2,001,688
CSX Corp. 2.600%, 11/01/2026	2,000,000	1,969,025
Lockheed Martin Corp. 4.950%, 10/15/2025	1,445,000	1,445,170
The Boeing Company 5.040%, 05/01/2027	1,152,000	1,164,341
		7,249,262
Information technology – 3.2%
Apple, Inc. 0.700%, 02/08/2026	1,000,000	988,500
Broadcom Corp. 3.875%, 01/15/2027	680,000	679,490
Broadcom, Inc. 3.459%, 09/15/2026	896,000	891,955
Dell International LLC 6.020%, 06/15/2026	1,429,000	1,440,525
IBM Corp. 7.000%, 10/30/2025	700,000	701,458
Marvell Technology, Inc. 1.650%, 04/15/2026	694,000	683,837
Oracle Corp. 1.650%, 03/25/2026	1,540,000	1,521,800
		6,907,565
Materials – 0.7%
Glencore Funding LLC 4.000%, 03/27/2027 (B)	1,500,000	1,492,865
Real estate – 1.8%
American Tower Corp. 3.375%, 10/15/2026	901,000	894,413
Realty Income Corp.
4.875%, 06/01/2026	700,000	702,648
5.050%, 01/13/2026	1,143,000	1,143,219
VICI Properties LP 4.500%, 09/01/2026 (B)	1,138,000	1,137,960
		3,878,240
Utilities – 3.4%
American Electric Power Company, Inc. 5.750%, 11/01/2027	2,000,000	2,064,813
Duke Energy Corp. 4.850%, 01/05/2027	895,000	903,691
NextEra Energy Capital Holdings, Inc. 4.685%, 09/01/2027	2,000,000	2,021,749
Sempra 5.400%, 08/01/2026	897,000	904,905
Sierra Pacific Power Company 2.600%, 05/01/2026	700,000	694,064
The Southern Company 3.250%, 07/01/2026	684,000	679,653
		7,268,875
TOTAL CORPORATE BONDS (Cost $118,128,401)		$118,693,118
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
Commercial and residential – 0.1%
COLT Mortgage Loan Trust Series 2020-3, Class A1 1.506%, 04/27/2065 (B)(D)	24,211	23,907

283

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Towd Point Mortgage Trust Series 2016-4, Class M1 3.250%, 07/25/2056 (B)(D)	$216,048	$214,156
		238,063
U.S. Government Agency – 0.2%
Federal National Mortgage Association Series 2013-10, Class FT (30 day Average SOFR + 0.464%) 4.821%, 04/25/2042 (A)	319,615	315,869
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $557,434)		$553,932
ASSET-BACKED SECURITIES – 22.7%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class A2 5.681%, 05/17/2032 (B)	1,044,933	1,062,638
Series 2024-B, Class A2 4.970%, 09/15/2032 (B)	164,521	166,024
Amur Equipment Finance Receivables XIII LLC Series 2024-1A, Class A2 5.380%, 01/21/2031 (B)	834,632	843,909
ARI Fleet Lease Trust
Series 2024-A, Class A2 5.300%, 11/15/2032 (B)	534,331	537,797
Series 2025-B, Class A2 4.590%, 03/15/2034 (B)	700,000	704,329
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A 2.020%, 02/20/2027 (B)	833,333	828,892
Series 2022-3A, Class A 4.620%, 02/20/2027 (B)	708,333	708,847
BMW Vehicle Lease Trust Series 2025-1, Class A2A 4.430%, 09/27/2027	700,000	702,409
Capital One Multi-Asset Execution Trust Series 2023-A1, Class A 4.420%, 05/15/2028	2,000,000	2,004,923
CarMax Auto Owner Trust
Series 2021-3, Class A4 0.740%, 01/15/2027	458,636	458,032
Series 2021-4, Class A4 0.820%, 04/15/2027	457,876	454,936
Series 2022-1, Class A3 1.470%, 12/15/2026	22,054	22,026
Series 2023-1, Class A3 4.750%, 10/15/2027	400,732	401,586
Series 2023-2, Class A4 5.010%, 11/15/2028	470,000	475,326
Series 2024-4, Class A3 4.600%, 10/15/2029	432,000	436,208
Carvana Auto Receivables Trust
Series 2021-P4, Class A4 1.640%, 12/10/2027	390,055	385,753
Series 2022-P3, Class A3 4.610%, 11/10/2027	276,844	277,079
Chase Auto Owner Trust
Series 2022-AA, Class A4 3.990%, 03/27/2028 (B)	743,000	742,189
Series 2024-1A, Class A3 5.130%, 05/25/2029 (B)	135,968	137,366
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.650%, 05/15/2035 (B)	$294,493	$296,302
Series 2023-2A, Class A1 6.160%, 10/15/2035 (B)	425,912	431,965
Citizens Auto Receivables Trust
Series 2023-2, Class A4 5.740%, 10/15/2030 (B)	1,165,000	1,190,851
Series 2024-1, Class A3 5.110%, 04/17/2028 (B)	1,720,953	1,730,771
CNH Equipment Trust
Series 2021-B, Class A4 0.700%, 05/17/2027	391,076	390,407
Series 2022-B, Class A3 3.890%, 11/15/2027	87,606	87,485
Dell Equipment Finance Trust Series 2024-1, Class A2 5.580%, 03/22/2030 (B)	228,278	228,560
DLLAA LLC Series 2023-1A, Class A3 5.640%, 02/22/2028 (B)	666,523	674,878
DLLAD LLC
Series 2023-1A, Class A3 4.790%, 01/20/2028 (B)	498,335	500,711
Series 2024-1A, Class A3 5.300%, 07/20/2029 (B)	800,000	816,920
DLLST LLC Series 2024-1A, Class A3 5.050%, 08/20/2027 (B)	179,740	180,530
Enterprise Fleet Financing LLC
Series 2022-1, Class A3 3.270%, 01/20/2028 (B)	203,963	203,886
Series 2022-2, Class A3 4.790%, 05/21/2029 (B)	552,556	554,214
Series 2022-3, Class A2 4.380%, 07/20/2029 (B)	78,401	78,410
Series 2022-3, Class A3 4.290%, 07/20/2029 (B)	137,000	137,183
Series 2022-4, Class A2 5.760%, 10/22/2029 (B)	48,666	48,900
Series 2023-3, Class A2 6.400%, 03/20/2030 (B)	372,762	378,358
Series 2024-1, Class A2 5.230%, 03/20/2030 (B)	671,079	676,805
Series 2024-4, Class A2 4.690%, 07/20/2027 (B)	110,679	111,061
FCCU Auto Receivables Trust Series 2025-1A, Class A2 4.870%, 01/16/2029 (B)	240,907	241,687
Ford Credit Auto Lease Trust
Series 2023-B, Class A3 5.910%, 10/15/2026	23,561	23,575
Series 2024-B, Class A3 4.990%, 12/15/2027	1,069,000	1,077,265
Ford Credit Auto Owner Trust
Series 2020-2, Class A 1.060%, 04/15/2033 (B)	3,000,000	2,996,174
Series 2022-1, Class A 3.880%, 11/15/2034 (B)	438,000	437,111
Series 2022-C, Class A4 4.590%, 12/15/2027	325,000	325,828
Ford Credit Floorplan Master Owner Trust Series 2023-1, Class A2 (30 day Average SOFR + 1.250%) 5.622%, 05/15/2028 (A)(B)	500,000	502,838

284

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust Series 2025-2, Class A2A 4.550%, 07/20/2027	$1,000,000	$1,003,734
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A4 1.510%, 04/17/2028	645,741	641,006
Series 2022-2, Class A4 3.250%, 04/17/2028	708,000	704,923
Series 2023-4, Class A4 5.710%, 02/16/2029	160,000	164,163
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1 5.340%, 06/15/2028 (B)	500,000	504,286
GreatAmerica Leasing Receivables Funding LLC
Series 2022-1, Class A3 5.080%, 09/15/2026 (B)	799,971	801,373
Series 2022-1, Class A4 5.350%, 07/16/2029 (B)	304,000	307,035
Series 2024-1, Class A3 4.980%, 01/18/2028 (B)	700,000	707,543
Harley-Davidson Motorcycle Trust
Series 2022-A, Class A4 3.260%, 01/15/2030	460,991	459,303
Series 2023-A, Class A4 4.970%, 06/17/2030	700,000	706,904
Series 2023-B, Class A3 5.690%, 08/15/2028	1,081,576	1,090,520
Series 2024-B, Class A3 4.310%, 07/16/2029	140,000	140,516
Series 2025-A, Class A2A 4.710%, 07/17/2028	700,000	702,496
Hyundai Auto Receivables Trust
Series 2023-C, Class A3 5.540%, 10/16/2028	139,720	141,201
Series 2025-B, Class A2A 4.450%, 08/15/2028	1,000,000	1,004,013
John Deere Owner Trust Series 2022-A, Class A4 2.490%, 01/16/2029	215,000	214,809
Kubota Credit Owner Trust Series 2024-1A, Class A3 5.190%, 07/17/2028 (B)	700,000	709,667
LAD Auto Receivables Trust Series 2023-4A, Class A4 6.240%, 06/15/2028 (B)	600,000	606,862
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A4 4.310%, 04/16/2029	420,000	421,089
MMAF Equipment Finance LLC Series 2024-A, Class A2 5.200%, 09/13/2027 (B)	373,557	374,766
NextGear Floorplan Master Owner Trust
Series 2023-1A, Class A2 5.740%, 03/15/2028 (B)	452,153	455,043
Series 2024-1A, Class A2 5.120%, 03/15/2029 (B)	430,000	436,407
Nissan Auto Lease Trust Series 2024-B, Class A3 4.920%, 11/15/2027	121,000	122,415
Nissan Auto Receivables Owner Trust Series 2023-A, Class A3 4.910%, 11/15/2027	176,958	177,511
Nissan Master Owner Receivables Trust Series 2024-B, Class A 5.050%, 02/15/2029 (B)	432,000	437,519
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2 6.024%, 12/15/2032 (B)	$561,835	$569,493
Series 2023-B, Class B 5.640%, 12/15/2033 (B)	142,431	143,759
Santander Drive Auto Receivables Trust Series 2022-2, Class C 3.760%, 07/16/2029	449,933	449,035
SBNA Auto Lease Trust
Series 2023-A, Class A3 6.510%, 04/20/2027 (B)	281,741	283,207
Series 2024-A, Class A3 5.390%, 11/20/2026 (B)	439,494	440,840
Series 2024-B, Class A3 5.560%, 11/22/2027 (B)	405,000	407,747
Series 2024-B, Class A4 5.550%, 12/20/2028 (B)	1,350,000	1,370,700
Series 2025-A, Class A3 4.830%, 04/20/2028 (B)	110,000	110,851
Tesla Auto Lease Trust
Series 2023-A, Class A4 5.940%, 07/20/2027 (B)	139,076	139,200
Series 2023-B, Class B 6.570%, 08/20/2027 (B)	620,000	622,537
Toyota Auto Receivables Owner Trust
Series 2021-D, Class A4 1.020%, 03/15/2027	384,951	382,505
Series 2022-B, Class A4 3.110%, 08/16/2027	700,000	696,893
Toyota Lease Owner Trust Series 2023-B, Class A4 5.710%, 12/20/2027 (B)	700,000	704,962
USB Auto Owner Trust Series 2025-1A, Class A2 4.510%, 06/15/2028 (B)	700,000	702,397
Verdant Receivables, LLC Series 2025-1A, Class A2 4.850%, 03/13/2028 (B)	700,000	703,751
Wheels Fleet Lease Funding 1 LLC
Series 2024-1A, Class A1 5.490%, 02/18/2039 (B)	819,405	829,209
Series 2024-3A, Class A1 4.800%, 09/19/2039 (B)	311,378	314,446
World Omni Auto Receivables Trust
Series 2021-D, Class A4 1.100%, 11/15/2027	494,932	493,083
Series 2022-B, Class A4 3.440%, 03/15/2028	550,000	547,880
TOTAL ASSET-BACKED SECURITIES (Cost $48,240,480)		$48,620,543
SHORT-TERM INVESTMENTS – 19.8%
U.S. Government – 18.7%
U.S. Treasury Bill
3.905%, 12/26/2025 *	9,330,000	9,244,141
3.916%, 01/22/2026 *	23,979,000	23,693,047
4.143%, 12/11/2025 *	7,072,000	7,018,302
		39,955,490

285

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds – 1.1%
John Hancock Collateral Trust, 4.0668% (E)(F)	240,710	$2,407,913
TOTAL SHORT-TERM INVESTMENTS (Cost $42,349,287)		$42,363,403
Total Investments (Ultra Short Term Bond Trust) (Cost $210,176,461) – 98.8%		$211,104,143
Other assets and liabilities, net – 1.2%		2,618,880
TOTAL NET ASSETS – 100.0%		$213,723,023
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $48,802,533 or 22.8% of the fund's net assets as of 9-30-25.
(C)	All or a portion of this security is on loan as of 9-30-25. The value of securities on loan amounted to $569,710.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 9-30-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $581,284.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
286

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom Investors LLC	(Axiom)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 9-30-25:
Financial Industries Trust
United States	83.2%
United Kingdom	4.1%
Switzerland	3.3%
Netherlands	2.2%
Puerto Rico	2.0%
Japan	2.0%
Ireland	1.6%
Spain	1.6%
TOTAL	100.0%
Fundamental Large Cap Value Trust
United States	83.8%
France	3.5%
United Kingdom	3.4%
South Korea	2.6%
Canada	1.6%
Switzerland	1.4%
Belgium	1.2%
Other countries	2.5%
TOTAL	100.0%
Health Sciences Trust
United States	87.2%
Netherlands	5.6%
United Kingdom	2.9%
Denmark	1.5%
Other countries	2.8%
TOTAL	100.0%
High Yield Trust
United States	88.4%
Canada	2.8%
Luxembourg	2.3%
Japan	1.8%
France	1.3%
Other countries	3.4%
TOTAL	100.0%
Mid Value Trust
United States	88.4%
Ireland	3.4%
Canada	1.9%
United Kingdom	1.9%
Bermuda	1.7%
Puerto Rico	1.3%
Other countries	1.4%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	67.0%
Japan	7.0%
United Kingdom	4.7%
France	3.4%
Switzerland	3.3%
Germany	3.1%
Australia	2.1%
Netherlands	1.7%
Sweden	1.2%
Spain	1.1%
Other countries	5.4%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	64.5%
Canada	8.6%
Australia	3.8%
United Kingdom	3.8%
New Zealand	2.5%
Indonesia	2.4%
Philippines	2.3%
Brazil	1.6%
Norway	1.1%
Supranational	1.1%
Other countries	8.3%
TOTAL	100.0%

The following portfolios had the following sector composition as a percentage of net assets on 9-30-25:
287

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2025 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust
Information technology	18.0%
Financials	17.9%
Communication services	17.6%
Consumer discretionary	9.9%
Consumer staples	9.1%
Health care	8.3%
Materials	7.0%
Industrials	6.6%
Energy	1.0%
Real estate	0.8%
Utilities	0.6%
Short-term investments and other	3.2%
TOTAL	100.0%
Disciplined Value International Trust
Financials	22.4%
Industrials	20.9%
Health care	10.0%
Consumer staples	8.7%
Materials	8.6%
Consumer discretionary	6.9%
Information technology	6.3%
Communication services	5.9%
Energy	4.9%
Utilities	1.8%
Short-term investments and other	3.6%
TOTAL	100.0%
Global Equity Trust
Financials	22.6%
Industrials	15.5%
Information technology	11.7%
Consumer discretionary	10.7%
Health care	9.3%
Consumer staples	8.5%
Materials	7.2%
Communication services	6.2%
Energy	4.7%
Utilities	2.0%
Short-term investments and other	1.6%
TOTAL	100.0%
International Equity Index Trust
Financials	24.2%
Industrials	14.6%
Information technology	13.7%
Consumer discretionary	10.5%
Health care	7.7%
Materials	6.6%
Communication services	6.2%
Consumer staples	6.1%
Energy	4.4%
Utilities	3.0%
Real estate	1.5%
Short-term investments and other	1.5%
TOTAL	100.0%
International Small Company Trust
Industrials	23.8%
Materials	14.2%
Financials	13.5%
Consumer discretionary	12.5%
Information technology	7.7%
Consumer staples	5.3%
Health care	5.3%
Energy	4.9%
Real estate	4.4%
Communication services	3.6%
Utilities	3.2%
Short-term investments and other	1.6%
TOTAL	100.0%

288

John Hancock Variable Insurance Trust
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Variable Trust Advisers LLC, the portfolios' valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of September 30, 2025, by major security category or type:
	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	11,843,492,182	$11,843,492,182	—	—
Short-term investments	246,480,300	246,480,300	—	—
Total investments in securities	$12,089,972,482	$12,089,972,482	—	—
Derivatives:
Assets
Futures	$3,584,656	$3,584,656	—	—

Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$274,813,497	—	$274,813,497	—

	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust (continued)
Corporate bonds	$221,487,202	—	$221,487,202	—
Municipal bonds	171,193	—	171,193	—
Term loans	1,647,584	—	1,647,584	—
Collateralized mortgage obligations	22,125,866	—	22,125,866	—
Asset-backed securities	29,282,796	—	29,282,796	—
Common stocks	23,418	—	23,418	—
Preferred securities	133,372	$133,372	—	—
Short-term investments	9,394,149	9,394,149	—	—
Total investments in securities	$559,079,077	$9,527,521	$549,551,556	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,224,594,633	$1,224,594,633	—	—
Total investments in securities	$1,224,594,633	$1,224,594,633	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$206,829,070	$206,829,070	—	—
Total investments in securities	$206,829,070	$206,829,070	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$1,112,192,730	$1,112,192,730	—	—
Total investments in securities	$1,112,192,730	$1,112,192,730	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$1,008,580,770	$1,008,580,770	—	—
Total investments in securities	$1,008,580,770	$1,008,580,770	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$385,734,530	$385,734,530	—	—
Total investments in securities	$385,734,530	$385,734,530	—	—

Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$308,561,728	$308,561,728	—	—
Consumer discretionary	347,152,892	347,152,892	—	—
Consumer staples	15,496,378	15,496,378	—	—
Financials	171,360,316	167,736,670	$3,623,646	—
Health care	122,369,272	122,369,272	—	—
Industrials	69,699,506	69,699,506	—	—
Information technology	1,110,138,617	1,110,138,617	—	—
Materials	15,017,283	15,017,283	—	—

	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust (continued)
Utilities	$11,686,263	$11,686,263	—	—
Exchange-traded funds	22,437,830	22,437,830	—	—
Corporate bonds	3,543,606	—	$3,543,606	—
Short-term investments	6,597,501	6,597,501	—	—
Total investments in securities	$2,204,061,192	$2,196,893,940	$7,167,252	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$314,360,061	$314,360,061	—	—
Preferred securities	39,784	39,784	—	—
U.S. Government and Agency obligations	81,937,317	—	$81,937,317	—
Corporate bonds	38,281,893	—	38,281,893	—
Term loans	46,734,373	—	46,734,373	—
Asset-backed securities	522,548	—	522,548	—
Short-term investments	14,646,511	12,341,511	2,305,000	—
Total investments in securities	$496,522,487	$326,741,356	$169,781,131	—
Derivatives:
Liabilities
Written options	$(1,489,917)	—	$(1,489,917)	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$386,402,539	—	$386,402,539	—
Foreign government obligations	11,401,284	—	11,401,284	—
Corporate bonds	204,723,259	—	204,723,259	—
Municipal bonds	1,038,835	—	1,038,835	—
Collateralized mortgage obligations	114,209,762	—	114,209,762	—
Asset-backed securities	66,048,522	—	66,048,522	—
Short-term investments	25,864,023	$25,864,023	—	—
Total investments in securities	$809,688,224	$25,864,023	$783,824,201	—

Disciplined Value Emerging Markets Equity Trust
Investments in securities:
Assets
Common stocks
Brazil	$16,046,655	$16,046,655	—	—
Chile	798,268	798,268	—	—
China	74,164,234	2,892,546	$71,259,063	$12,625
Colombia	1,850,414	1,850,414	—	—
Greece	1,523,661	—	1,523,661	—
Hong Kong	14,688,296	—	14,688,296	—
India	13,584,851	5,046,662	8,532,935	5,254
Indonesia	4,339	—	—	4,339
Ireland	1,349,720	1,349,720	—	—
Israel	202,064	—	202,064	—
Japan	663,885	—	663,885	—
Luxembourg	10,889,223	7,315,318	3,573,905	—
Mexico	21,581,975	21,473,560	108,415	—
Peru	9,411,667	9,411,667	—	—
Philippines	1,328	—	—	1,328
Portugal	383,803	—	383,803	—
Russia	—	—	—	—
Saudi Arabia	1,559,064	—	1,559,064	—

	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value Emerging Markets Equity Trust (continued)
Singapore	$8,015,795	—	$8,015,795	—
South Africa	3,098,836	—	3,098,836	—
South Korea	27,049,604	$2,102,887	24,881,297	$65,420
Taiwan	25,383,202	3,693,890	21,689,312	—
Thailand	3,329,720	—	3,329,720	—
Turkey	—	—	—	—
United Arab Emirates	5,157,242	—	5,157,242	—
United Kingdom	7,499,246	2,130,155	5,369,091	—
United States	1,430,692	1,430,692	—	—
Preferred securities
Brazil	3,820,214	3,820,214	—	—
Colombia	463,706	463,706	—	—
Philippines	3,063	—	3,063	—
South Korea	6,090,149	—	6,090,149	—
Short-term investments	6,821,490	6,821,490	—	—
Total investments in securities	$266,866,406	$86,647,844	$180,129,596	$88,966
Derivatives:
Liabilities
Swap contracts	$(12,059)	—	$(12,059)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Australia	$5,788,536	—	$5,788,536	—
Austria	1,678,524	—	1,678,524	—
Bermuda	10,207,856	$4,382,078	5,825,778	—
Brazil	2,476,685	2,476,685	—	—
Canada	16,305,912	16,305,912	—	—
China	9,193,258	—	9,193,258	—
Denmark	10,417,114	—	10,417,114	—
Finland	3,010,718	—	3,010,718	—
France	29,760,516	—	29,760,516	—
Germany	4,580,748	—	4,580,748	—
Hong Kong	7,531,384	—	7,531,384	—
India	4,072,487	4,072,487	—	—
Ireland	2,349,025	—	2,349,025	—
Italy	10,477,422	—	10,477,422	—
Japan	52,211,109	—	52,211,109	—
Luxembourg	1,801,222	1,801,222	—	—
Mexico	6,462,859	6,462,859	—	—
Netherlands	17,218,802	—	17,218,802	—
Norway	2,645,374	—	2,645,374	—
South Korea	30,689,863	1,972,718	28,717,145	—
Spain	8,466,153	—	8,466,153	—
Switzerland	9,118,571	—	9,118,571	—
United Kingdom	63,221,722	6,589,563	56,632,159	—
Short-term investments	9,815,884	9,815,884	—	—
Total investments in securities	$319,501,744	$53,879,408	$265,622,336	—

	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$52,556,485	$52,556,485	—	—
Consumer discretionary	34,595,925	34,595,925	—	—
Consumer staples	66,822,163	66,822,163	—	—
Energy	73,887,208	62,735,511	$11,151,697	—
Financials	191,052,070	191,052,070	—	—
Health care	109,123,352	105,742,304	3,381,048	—
Industrials	111,881,580	100,903,465	10,978,115	—
Information technology	78,072,335	68,587,118	9,485,217	—
Materials	25,655,257	25,655,257	—	—
Real estate	31,574,349	31,574,349	—	—
Utilities	52,511,278	52,511,278	—	—
Preferred securities
Consumer discretionary	3,627,369	—	3,627,369	—
Industrials	4,116,735	4,116,735	—	—
Short-term investments	16,005,760	16,005,760	—	—
Total investments in securities	$851,481,866	$812,858,420	$38,623,446	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$65,470,518	$58,347,132	$7,123,386	—
Capital markets	31,148,954	29,045,030	2,103,924	—
Consumer finance	6,648,370	6,648,370	—	—
Financial services	8,008,192	8,008,192	—	—
Insurance	25,449,808	22,398,796	3,051,012	—
Short-term investments	962,473	962,473	—	—
Total investments in securities	$137,688,315	$125,409,993	$12,278,322	—

Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$297,728,313	$297,728,313	—	—
Consumer discretionary	523,998,245	511,113,087	$12,885,158	—
Consumer staples	81,521,040	81,521,040	—	—
Energy	124,224,975	124,224,975	—	—
Financials	246,569,673	246,569,673	—	—
Health care	443,553,285	443,553,285	—	—
Industrials	119,282,936	119,282,936	—	—
Information technology	677,862,337	638,811,908	39,050,429	—
Real estate	99,419,103	99,419,103	—	—
Short-term investments	121,126	121,126	—	—
Total investments in securities	$2,614,281,033	$2,562,345,446	$51,935,587	—

	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$60,946,506	$60,946,506	—	—
Consumer discretionary	59,630,535	59,630,535	—	—
Consumer staples	71,068,850	55,017,278	$16,051,572	—
Energy	60,463,604	60,463,604	—	—
Financials	142,510,059	142,510,059	—	—
Health care	157,735,094	157,735,094	—	—
Industrials	108,433,733	97,468,057	10,965,676	—
Information technology	131,999,393	110,284,314	21,715,079	—
Materials	7,625,328	7,625,328	—	—
Real estate	26,475,602	26,475,602	—	—
Escrow certificates	—	—	—	—
Short-term investments	9,295,541	9,295,541	—	—
Total investments in securities	$836,184,245	$787,451,918	$48,732,327	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Global Equity Trust
Investments in securities:
Assets
Common stocks
Belgium	$5,348,591	—	$5,348,591	—
Denmark	2,566,452	—	2,566,452	—
France	21,281,728	—	21,281,728	—
Germany	15,170,357	—	15,170,357	—
Hong Kong	4,619,230	—	4,619,230	—
Ireland	16,696,142	$16,696,142	—	—
Japan	25,369,994	—	25,369,994	—
Netherlands	14,903,558	—	14,903,558	—
Switzerland	10,050,579	5,694,676	4,355,903	—
Taiwan	5,950,981	—	5,950,981	—
United Kingdom	11,516,936	—	11,516,936	—
United States	158,923,190	158,923,190	—	—
Preferred securities	5,602,393	—	5,602,393	—
Escrow certificates	—	—	—	—
Short-term investments	2,847,245	2,847,245	—	—
Total investments in securities	$300,847,376	$184,161,253	$116,686,123	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Health care	$216,219,130	$210,122,949	$6,096,181	—
Preferred securities	487,424	—	487,424	—
Convertible bonds	249,660	—	249,660	—
Warrants	1,964	1,884	80	—
Short-term investments	881,757	881,757	—	—
Total investments in securities	$217,839,935	$211,006,590	$6,833,345	—

	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Trust
Investments in securities:
Assets
Corporate bonds	$171,144,641	—	$171,144,641	—
Term loans	5,714,680	—	5,240,644	$474,036
Common stocks	11,916	—	—	11,916
Preferred securities	740,601	$740,601	—	—
Escrow shares	5,673	—	—	5,673
Escrow certificates	23,616	—	—	23,616
Short-term investments	13,942,265	13,942,265	—	—
Total investments in securities	$191,583,392	$14,682,866	$176,385,285	$515,241
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Australia	$46,442,914	—	$46,442,914	—
Austria	1,555,144	—	1,555,144	—
Belgium	5,831,808	—	5,831,808	—
Brazil	10,975,967	$10,975,967	—	—
Canada	92,685,521	92,088,401	597,120	—
Chile	2,014,131	407,247	1,606,884	—
China	97,205,712	2,865,200	94,340,512	—
Colombia	199,813	199,813	—	—
Czech Republic	554,999	—	554,999	—
Denmark	13,333,818	—	13,333,818	—
Egypt	250,922	—	250,922	—
Finland	7,487,444	—	7,487,444	—
France	74,564,354	—	74,522,808	$41,546
Germany	66,628,301	—	66,628,301	—
Greece	1,996,798	—	1,996,798	—
Hong Kong	19,473,986	382,602	19,091,384	—
Hungary	964,749	—	964,749	—
India	52,290,477	3,630,623	48,659,854	—
Indonesia	3,868,332	6,738	3,861,594	—
Ireland	9,558,001	4,166,701	5,391,300	—
Israel	7,463,265	2,250,490	5,212,775	—
Italy	21,700,201	—	21,700,201	—
Japan	155,445,765	—	155,445,765	—
Luxembourg	1,579,381	—	1,579,381	—
Macau	228,964	—	228,964	—
Malaysia	4,071,415	—	4,071,415	—
Mexico	7,118,396	6,866,747	251,649	—
Netherlands	36,656,566	—	36,656,566	—
New Zealand	1,866,838	—	1,866,838	—
Norway	4,179,398	—	4,179,398	—
Peru	788,364	788,364	—	—
Philippines	1,341,385	—	1,341,385	—
Poland	3,548,245	—	3,548,245	—
Portugal	1,326,857	—	1,326,857	—
Russia	—	—	—	—
Saudi Arabia	11,315,029	—	11,315,029	—
Singapore	13,925,098	2,926,776	10,998,322	—
South Africa	10,408,918	—	10,408,918	—
South Korea	36,496,909	86,255	36,410,654	—
Spain	24,354,643	—	24,354,643	—

	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Sweden	$25,380,402	$3,839,000	$21,541,402	—
Switzerland	68,770,210	—	68,770,210	—
Taiwan	67,645,817	—	67,645,817	—
Thailand	3,548,027	—	3,548,027	—
Turkey	1,587,317	—	1,587,317	—
United Arab Emirates	—	—	—	—
United Kingdom	100,161,228	117,533	100,043,695	—
United States	2,965,863	2,181,377	784,486	—
Preferred securities
Brazil	3,883,491	3,883,491	—	—
Chile	21,149	—	21,149	—
Germany	2,084,997	—	2,084,997	—
India	3,687	—	—	$3,687
South Korea	1,604,016	—	1,604,016	—
Rights	89,323	89,323	—	—
Warrants	13,979	—	13,979	—
Short-term investments	13,656,655	13,656,655	—	—
Total investments in securities	$1,143,114,989	$151,409,303	$991,660,453	$45,233
Derivatives:
Assets
Futures	$150,908	$150,908	—	—
Liabilities
Futures	(52,252)	(52,252)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$7,028,737	$46,619	$6,929,278	$52,840
Austria	1,633,198	—	1,633,198	—
Belgium	1,756,260	3,560	1,752,700	—
Bermuda	269,399	12,348	257,051	—
Cambodia	39,821	—	39,821	—
Canada	13,851,864	13,793,246	58,617	1
Denmark	2,746,414	—	2,746,414	—
Finland	3,031,977	—	3,031,977	—
France	5,644,474	—	5,644,474	—
Georgia	158,580	—	158,580	—
Germany	6,255,255	—	6,255,255	—
Greece	21,580	—	21,580	—
Guernsey, Channel Islands	—	—	—	—
Hong Kong	2,162,368	—	2,162,368	—
Ireland	722,807	—	722,807	—
Isle of Man	57,910	—	57,910	—
Israel	1,131,579	25,142	1,106,437	—
Italy	4,071,776	—	4,071,776	—
Japan	24,803,372	—	24,803,372	—
Liechtenstein	76,510	—	76,510	—
Luxembourg	564,459	—	564,459	—
Macau	28,887	—	28,887	—
Malaysia	16,880	—	16,880	—
Mauritius	12,918	—	12,918	—
Mongolia	19,213	—	19,213	—
Netherlands	2,551,602	232,489	2,319,113	—
New Zealand	409,415	—	409,415	—

	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
Norway	$756,873	—	$756,873	—
Peru	101,072	—	101,072	—
Poland	55,452	—	55,452	—
Portugal	486,105	—	486,105	—
Singapore	1,257,540	—	1,257,540	—
South Africa	154,440	—	154,440	—
Spain	2,572,183	—	2,569,227	$2,956
Sweden	2,849,603	—	2,849,603	—
Switzerland	8,336,798	—	8,336,798	—
Taiwan	40,160	—	40,160	—
United Arab Emirates	18,741	—	18,741	—
United Kingdom	11,615,552	$223,263	11,381,423	10,866
United States	740,293	388,352	351,941	—
Preferred securities	368,501	—	368,501	—
Warrants	970	—	970	—
Rights	—	—	—	—
Short-term investments	2,114,859	2,114,859	—	—
Total investments in securities	$110,536,397	$16,839,878	$93,629,856	$66,663
Derivatives:
Liabilities
Futures	$(1,782)	$(1,782)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$141,043,273	—	$141,043,273	—
Foreign government obligations	4,831,373	—	4,831,373	—
Corporate bonds	55,336,234	—	55,336,234	—
Municipal bonds	2,243,090	—	2,243,090	—
Collateralized mortgage obligations	27,934,107	—	27,934,107	—
Asset-backed securities	15,083,263	—	15,083,263	—
Short-term investments	886,696	$86,696	800,000	—
Total investments in securities	$247,358,036	$86,696	$247,271,340	—
Derivatives:
Assets
Futures	$177,436	$177,436	—	—
Swap contracts	1,220,779	—	$1,220,779	—
Liabilities
Futures	(119,751)	(119,751)	—	—
Forward foreign currency contracts	(3,102)	—	(3,102)	—
Swap contracts	(104,934)	—	(104,934)	—

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,006,523,736	$1,006,523,736	—	—
Short-term investments	22	22	—	—
Total investments in securities	$1,006,523,758	$1,006,523,758	—	—

	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$150,305,156	$150,305,156	—	—
Short-term investments	99	99	—	—
Total investments in securities	$150,305,255	$150,305,255	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,236,309,082	$5,236,309,082	—	—
Short-term investments	76	76	—	—
Total investments in securities	$5,236,309,158	$5,236,309,158	—	—

Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$272,694,238	$272,694,238	—	—
Short-term investments	65	65	—	—
Total investments in securities	$272,694,303	$272,694,303	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,886,244,082	$3,886,244,082	—	—
Short-term investments	39,057,848	39,057,848	—	—
Total investments in securities	$3,925,301,930	$3,925,301,930	—	—
Derivatives:
Assets
Futures	$2,945,752	$2,945,752	—	—
Liabilities
Futures	(118,906)	(118,906)	—	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$476,632,567	$476,632,567	—	—
Short-term investments	3,403,650	3,403,650	—	—
Total investments in securities	$480,036,217	$480,036,217	—	—
Derivatives:
Assets
Futures	$106,773	$106,773	—	—
Liabilities
Futures	(6,959)	(6,959)	—	—

Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,166,586,082	$5,166,586,082	—	—
Short-term investments	61,885,172	61,885,172	—	—
Total investments in securities	$5,228,471,254	$5,228,471,254	—	—

	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Growth Portfolio (continued)
Derivatives:
Assets
Futures	$6,168,745	$6,168,745	—	—
Liabilities
Futures	(244,542)	(244,542)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$994,672,873	$994,672,873	—	—
Short-term investments	7,566,519	7,566,519	—	—
Total investments in securities	$1,002,239,392	$1,002,239,392	—	—
Derivatives:
Assets
Futures	$560,981	$560,981	—	—
Liabilities
Futures	(20,192)	(20,192)	—	—

Mid Cap Growth Trust
Investments in securities:
Assets
Common stocks	$626,625,439	$626,625,439	—	—
Preferred securities	2,543,073	—	—	$2,543,073
Short-term investments	11,142,617	5,742,617	$5,400,000	—
Total investments in securities	$640,311,129	$632,368,056	$5,400,000	$2,543,073

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,155,819,436	$1,155,819,436	—	—
Short-term investments	41,532,438	41,532,438	—	—
Total investments in securities	$1,197,351,874	$1,197,351,874	—	—
Derivatives:
Liabilities
Futures	$(443,316)	$(443,316)	—	—

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$5,890,327	$5,890,327	—	—
Consumer discretionary	39,161,581	38,508,601	$652,980	—
Consumer staples	15,652,288	15,652,288	—	—
Energy	42,656,713	42,656,713	—	—
Financials	121,829,851	119,708,984	2,120,867	—
Health care	58,344,139	58,344,139	—	—
Industrials	96,090,287	96,090,287	—	—
Information technology	84,714,535	84,714,535	—	—
Materials	36,978,675	33,063,182	3,915,493	—
Real estate	41,523,680	41,523,680	—	—
Utilities	39,015,716	39,015,716	—	—
Convertible bonds	1,986,300	—	1,986,300	—

	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Value Trust (continued)
Short-term investments	$16,265,096	$16,265,096	—	—
Total investments in securities	$600,109,188	$591,433,548	$8,675,640	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$44,665,470	—	$44,665,470	—
Foreign government obligations	60,668,938	—	60,668,938	—
Corporate bonds	16,501,187	—	16,501,187	—
Convertible bonds	14,549,350	—	14,549,350	—
Term loans	3,405,520	—	3,405,520	—
Collateralized mortgage obligations	7,353,917	—	7,353,917	—
Asset-backed securities	5,435,727	—	5,435,727	—
Common stocks	990	—	—	$990
Preferred securities	4,291,109	$4,291,109	—	—
Exchange-traded funds	14,067,073	14,067,073	—	—
Escrow certificates	11,890	—	11,890	—
Short-term investments	14,297,689	14,297,689	—	—
Total investments in securities	$185,248,860	$32,655,871	$152,591,999	$990
Liabilities
Sale commitments outstanding	$(15,815,998)	—	$(15,815,998)	—
Derivatives:
Assets
Futures	141,785	$141,785	—	—
Forward foreign currency contracts	602,771	—	602,771	—
Swap contracts	1,103,581	—	1,103,581	—
Liabilities
Futures	(85,987)	(85,987)	—	—
Forward foreign currency contracts	(488,495)	—	(488,495)	—
Swap contracts	(1,599,199)	—	(1,599,199)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$284,270,209	$284,270,209	—	—
Short-term investments	3,940,009	3,940,009	—	—
Total investments in securities	$288,210,218	$288,210,218	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks	$1,218,779,706	$1,218,779,706	—	—
Short-term investments	4,258,799	4,258,799	—	—
Total investments in securities	$1,223,038,505	$1,223,038,505	—	—

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,030,794,398	—	$3,030,794,398	—
Corporate bonds	1,767,121,167	—	1,767,121,167	—
Municipal bonds	21,734,603	—	21,734,603	—
Collateralized mortgage obligations	286,350,006	—	286,350,006	—

	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Select Bond Trust (continued)
Asset-backed securities	$417,790,266	—	$417,790,266	—
Short-term investments	184,398,847	$184,398,847	—	—
Total investments in securities	$5,708,189,287	$184,398,847	$5,523,790,440	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$238,668,576	—	$238,668,576	—
Municipal bonds	3,830,092	—	3,830,092	—
Collateralized mortgage obligations	807,942	—	807,942	—
Short-term investments	1,513,227	$1,513,227	—	—
Total investments in securities	$244,819,837	$1,513,227	$243,306,610	—
Derivatives:
Assets
Futures	$24,569	$24,569	—	—

Small Cap Core Trust
Investments in securities:
Assets
Common stocks	$277,888,959	$277,888,959	—	—
Short-term investments	16,990,950	16,990,950	—	—
Total investments in securities	$294,879,909	$294,879,909	—	—

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$15,081,571	$15,081,571	—	—
Consumer discretionary	53,195,748	53,178,547	$17,201	—
Consumer staples	10,724,384	10,724,384	—	—
Energy	25,972,736	25,972,736	—	—
Financials	97,085,623	97,084,907	—	$716
Health care	86,378,791	86,280,651	2,245	95,895
Industrials	95,828,707	95,828,707	—	—
Information technology	83,614,991	83,614,991	—	—
Materials	22,896,888	22,883,770	—	13,118
Real estate	31,311,601	31,311,601	—	—
Utilities	17,617,363	17,617,363	—	—
Rights	11,410	11,410	—	—
Warrants	434	434	—	—
Short-term investments	37,173,508	37,173,508	—	—
Total investments in securities	$576,893,755	$576,764,580	$19,446	$109,729
Derivatives:
Assets
Futures	$123,914	$123,914	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$5,579,503	$5,579,503	—	—
Consumer discretionary	25,977,563	25,977,563	—	—
Consumer staples	9,568,198	9,568,198	—	—
Energy	16,278,380	16,278,380	—	—
Financials	50,546,418	50,545,802	—	$616
Health care	13,442,221	13,440,290	$458	1,473
Industrials	27,856,739	27,856,671	—	68
Information technology	12,364,495	12,364,495	—	—
Materials	11,697,725	11,687,017	—	10,708
Real estate	1,847,559	1,847,559	—	—
Utilities	576,559	576,559	—	—
Short-term investments	1,907,460	1,907,460	—	—
Total investments in securities	$177,642,820	$177,629,497	$458	$12,865
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$4,111,150	$4,111,150	—	—
Consumer discretionary	32,404,138	32,404,138	—	—
Consumer staples	6,720,055	6,720,055	—	—
Energy	4,296,881	4,296,881	—	—
Financials	23,225,960	22,283,580	$942,380	—
Health care	60,754,643	60,754,643	—	—
Industrials	59,098,085	59,098,085	—	—
Information technology	40,137,119	40,137,119	—	—
Materials	8,188,963	8,188,963	—	—
Real estate	8,300,852	8,300,852	—	—
Exchange-traded funds	1,634,444	1,634,444	—	—
Short-term investments	3,756,120	2,156,120	1,600,000	—
Total investments in securities	$252,628,410	$250,086,030	$2,542,380	—

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$126,373,887	$126,373,887	—	—
Short-term investments	4,143,915	4,143,915	—	—
Total investments in securities	$130,517,802	$130,517,802	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$505,767,089	$407,853,987	$97,913,102	—
Consumer discretionary	712,527,364	495,703,125	216,824,239	—
Consumer staples	380,647,188	216,112,222	164,534,966	—
Energy	214,876,942	143,854,336	71,022,606	—
Financials	1,203,333,826	651,759,412	551,573,820	$594
Health care	672,069,735	430,699,866	241,246,875	122,994
Industrials	916,208,266	486,827,967	429,380,299	—

	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Equity Allocation Trust (continued)
Information technology	$1,605,553,803	$1,426,016,313	$179,537,490	—
Materials	233,223,180	107,127,110	126,085,822	$10,248
Real estate	166,956,415	124,669,617	42,286,798	—
Utilities	192,423,362	116,298,082	76,125,280	—
Preferred securities	6,655,413	—	6,655,413	—
Rights	299,743	299,743	—	—
Warrants	312	312	—	—
Short-term investments	303,131,502	303,131,502	—	—
Total investments in securities	$7,113,674,140	$4,910,353,594	$2,203,186,710	$133,836
Derivatives:
Assets
Futures	$770,444	$770,444	—	—
Liabilities
Futures	(297,042)	(297,042)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$22,807,577	—	$22,807,577	—
Foreign government obligations	44,884,306	—	44,884,306	—
Corporate bonds	105,481,771	—	105,481,771	—
Convertible bonds	4,095,492	—	4,095,492	—
Term loans	21,867,286	—	21,867,286	—
Collateralized mortgage obligations	12,851,731	—	12,851,731	—
Asset-backed securities	3,447,448	—	3,447,448	—
Preferred securities	9,069,647	$9,069,647	—	—
Purchased options	4	—	4	—
Short-term investments	5,692,546	5,692,546	—	—
Total investments in securities	$230,197,808	$14,762,193	$215,435,615	—
Derivatives:
Assets
Futures	$13,747	$13,747	—	—
Forward foreign currency contracts	325,159	—	$325,159	—
Liabilities
Futures	(86,372)	(86,372)	—	—
Forward foreign currency contracts	(131,023)	—	(131,023)	—
Written options	(31,623)	—	(31,623)	—

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$768,091,717	—	$768,091,717	—
Foreign government obligations	8,513,288	—	8,513,288	—
Corporate bonds	267,927,796	—	267,927,796	—
Municipal bonds	3,434,345	—	3,434,345	—
Collateralized mortgage obligations	14,729,982	—	14,729,982	—
Asset-backed securities	4,557,732	—	4,557,732	—
Short-term investments	14,186,916	$14,186,916	—	—
Total investments in securities	$1,081,441,776	$14,186,916	$1,067,254,860	—

	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$109,466,652	$109,466,652	—	—
Consumer discretionary	122,682,516	122,679,024	$3,463	$29
Consumer staples	57,547,072	57,547,072	—	—
Energy	33,342,742	33,342,742	—	—
Financials	157,634,124	157,626,766	7,235	123
Health care	102,938,408	102,900,229	223	37,956
Industrials	104,926,652	104,926,652	—	—
Information technology	357,439,372	357,436,563	—	2,809
Materials	25,519,139	25,518,944	—	195
Real estate	25,444,883	25,443,912	—	971
Utilities	24,599,026	24,599,026	—	—
Preferred securities
Consumer discretionary	1,773	1,773	—	—
Financials	275	—	—	275
Industrials	12,658	12,658	—	—
Rights	1,310	1,310	—	—
Warrants	131	131	—	—
Short-term investments	22,235,599	22,235,599	—	—
Total investments in securities	$1,143,792,332	$1,143,739,053	$10,921	$42,358
Derivatives:
Assets
Futures	$235,374	$235,374	—	—
Liabilities
Futures	(12,144)	(12,144)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

U.S. Growth Trust
Investments in securities:
Assets
Common stocks	$736,684,615	$736,684,615	—	—
Short-term investments	12,407,940	12,407,940	—	—
Total investments in securities	$749,092,555	$749,092,555	—	—

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$873,147	—	$873,147	—
Corporate bonds	118,693,118	—	118,693,118	—
Collateralized mortgage obligations	553,932	—	553,932	—
Asset-backed securities	48,620,543	—	48,620,543	—
Short-term investments	42,363,403	$2,407,913	39,955,490	—
Total investments in securities	$211,104,143	$2,407,913	$208,696,230	—
Investment in affiliated underlying funds. Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust	24,639,652	$358,407,091	$577,325,943	$(689,253,746)	$70,270	$(69,258)	$9,244,861	—	$246,480,300
Active Bond Trust
John Hancock Collateral Trust	939,096	$3,717,413	$98,670,795	$(92,989,722)	$(1,423)	$(2,914)	$115,119	—	$9,394,149
Blue Chip Growth Trust
John Hancock Collateral Trust	—	—	$14,895	$(14,895)	—	—	$4,260	—	—
Capital Appreciation Value Trust
John Hancock Collateral Trust	163,945	$150,947	$38,165,524	$(36,676,213)	$(170)	$(80)	$2,309	—	$1,640,008
Core Bond Trust
John Hancock Collateral Trust	168,685	$2,352,408	$22,775,385	$(23,440,040)	$(334)	$4	$4,305	—	$1,687,423
Disciplined Value Emerging Markets Equity Trust
John Hancock Collateral Trust	57,255	$3,660,691	$58,147,096	$(61,235,811)	$709	$64	$83,289	—	$572,749
Disciplined Value International Trust
John Hancock Collateral Trust	199,892	$153,612	$38,929,055	$(37,082,918)	$(70)	$(80)	$42,883	—	$1,999,599
Equity Income Trust
John Hancock Collateral Trust	650,733	$11,923,203	$57,571,657	$(62,984,982)	$(557)	$223	$21,040	—	$6,509,544
Financial Industries Trust
John Hancock Collateral Trust	96,215	$2,715,316	$41,603,988	$(43,356,889)	$16	$42	$95,355	—	$962,473
Fundamental All Cap Core Trust
John Hancock Collateral Trust	12,109	$46,468,206	$230,798,226	$(277,144,580)	$(1,149)	$423	$789,467	—	$121,126
Fundamental Large Cap Value Trust
John Hancock Collateral Trust	929,238	$16,053,207	$77,239,398	$(83,995,009)	$(1,131)	$(924)	$439,419	—	$9,295,541
High Yield Trust
John Hancock Collateral Trust	1,393,729	$12,262,146	$58,892,060	$(57,211,819)	$340	$(698)	$76,007	—	$13,942,029
International Equity Index Trust
John Hancock Collateral Trust	220,712	$1,392,383	$55,222,228	$(54,406,406)	$(248)	$(84)	$40,010	—	$2,207,873
International Small Company Trust
John Hancock Collateral Trust	211,414	$2,955,240	$9,647,627	$(10,487,907)	$91	$(192)	$50,367	—	$2,114,859
Investment Quality Bond Trust
John Hancock Collateral Trust	8,667	$209,385	$5,388,064	$(5,510,723)	$(33)	$3	$1,296	—	$86,696
Lifestyle Balanced Portfolio
John Hancock Collateral Trust	2	$21	$1	—	—	—	$1	—	$22
Select Bond	40,499,045	492,479,965	16,408,815	$(42,026,268)	$(7,083,622)	$36,739,401	—	—	496,518,291
Strategic Equity Allocation	24,543,092	484,091,749	839,099	(53,558,970)	1,334,607	77,298,960	—	—	510,005,445
					$(5,749,015)	$114,038,361	$1	—	$1,006,523,758
Lifestyle Conservative Portfolio
John Hancock Collateral Trust	10	$1,423	$29,368	$(30,689)	$(3)	—	$35	—	$99
Select Bond	9,797,479	125,381,226	3,054,237	(15,818,479)	(2,509,543)	$10,009,647	—	—	120,117,088
Strategic Equity Allocation	1,452,746	30,742,694	2,758,415	(8,222,419)	(63,150)	4,972,528	—	—	30,188,068
					$(2,572,696)	$14,982,175	$35	—	$150,305,255
Lifestyle Growth Portfolio
John Hancock Collateral Trust	8	$5	$319	$(248)	—	—	$2	—	$76

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Select Bond	121,902,430	$1,518,681,058	$3,688,676	$(119,400,548)	$(19,861,670)	$111,416,278	—	—	$1,494,523,794
Strategic Equity Allocation	180,091,313	3,543,589,137	—	(375,631,707)	54,574,314	519,253,544	—	—	3,741,785,288
					$34,712,644	$630,669,822	$2	—	$5,236,309,158
Lifestyle Moderate Portfolio
John Hancock Collateral Trust	7	$1,125	$21,534	$(22,592)	$(2)	—	$22	—	$65
Select Bond	13,308,442	160,646,561	4,054,823	(11,460,996)	(1,568,744)	$11,489,856	—	—	163,161,500
Strategic Equity Allocation	5,271,065	106,765,553	2,146,382	(16,541,232)	987,961	16,174,074	—	—	109,532,738
					$(580,785)	$27,663,930	$22	—	$272,694,303
Managed Volatility Balanced Portfolio
Blue Chip Growth	3,337,193	$133,218,143	$306,413	$(21,910,716)	$5,675,118	$14,096,338	—	—	$131,385,296
Bond	35,753,734	517,883,586	22,765,140	(64,142,804)	(8,255,572)	23,005,961	$16,781,927	—	491,256,311
Core Bond	14,642,285	180,118,945	3,358,113	(22,743,658)	(3,931,202)	14,073,267	—	—	170,875,465
Disciplined Value	7,180,150	—	193,183,062	(23,925,905)	(401,752)	16,607,875	—	—	185,463,280
Emerging Markets Equity	9,702,771	105,439,611	5,901,775	(20,390,009)	746,796	17,166,912	—	—	108,865,085
Equity Income	—	188,534,182	—	(198,261,904)	24,577,626	(14,849,904)	—	—	—
Fundamental Large Cap Core	3,533,858	203,557,384	79,427,934	(28,618,051)	9,590,582	10,198,849	—	—	274,156,698
John Hancock Collateral Trust	3,904,457	25,880,612	251,953,491	(238,776,818)	(348)	911	1,248,182	—	39,057,848
Mid Cap Growth	2,958,436	36,325,934	976,352	(3,944,178)	(90,019)	2,440,235	—	—	35,708,324
Mid Value	4,568,288	52,139,716	264,457	(3,397,139)	682,029	1,475,759	—	—	51,164,822
Multifactor Developed International ETF	2,202,551	84,986,558	4,775	(15,804,247)	4,166,153	14,704,750	1,622,047	—	88,057,989
Multifactor Emerging Markets ETF	1,588,191	55,319,931	15,565	(15,305,301)	2,008,816	8,235,175	475,848	—	50,274,186
Multifactor Mid Cap ETF	996,586	64,711,303	246,704	(5,564,987)	2,452,987	2,623,141	281,750	—	64,469,148
Multifactor Small Cap ETF	1,362,241	49,819,892	10,934,605	(7,491,684)	2,445,272	1,301,701	251,222	—	57,009,786
Select Bond	102,259,332	1,321,953,750	19,407,508	(164,800,674)	(27,862,175)	105,001,005	—	—	1,253,699,414
Small Cap Dynamic Growth	3,216,514	18,795,726	39,567,084	(9,420,820)	(1,378,121)	9,271,935	—	—	56,835,804
Small Cap Value	—	44,517,926	—	(39,270,285)	(5,167,962)	(79,679)	—	—	—
Strategic Equity Allocation	41,723,892	893,255,644	—	(161,178,992)	1,419,117	133,526,705	—	—	867,022,474
					$6,677,345	$358,800,936	$20,660,976	—	$3,925,301,930
Managed Volatility Conservative Portfolio
Blue Chip Growth	193,017	$7,781,835	$523,888	$(1,905,518)	$867,956	$330,908	—	—	$7,599,069
Bond	7,106,293	104,145,774	4,210,050	(13,716,062)	(1,690,996)	4,691,695	$3,399,210	—	97,640,461
Core Bond	2,900,470	36,103,649	325,473	(4,626,802)	(869,916)	2,916,084	—	—	33,848,488
Disciplined Value	475,306	—	12,857,453	(1,696,815)	17,383	1,099,128	—	—	12,277,149
Emerging Markets Equity	384,159	4,637,007	176,797	(1,242,343)	(637,180)	1,375,979	—	—	4,310,260
Equity Income	—	12,924,053	—	(13,580,590)	1,065,530	(408,993)	—	—	—
Fundamental Large Cap Core	184,821	10,796,643	4,563,838	(2,105,699)	166,343	917,270	—	—	14,338,395
John Hancock Collateral Trust	340,249	2,428,405	12,383,152	(11,407,588)	(200)	(119)	121,766	—	3,403,650

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF	62,665	$1,927,996	$197,006	$(544,860)	$141,079	$262,440	$19,119	—	$1,983,661
Multifactor Mid Cap ETF	103,839	6,980,705	217,185	(1,044,488)	594,126	(30,183)	30,219	—	6,717,345
Multifactor Small Cap ETF	63,295	5,511,024	322,802	(3,085,425)	570,235	(669,740)	12,028	—	2,648,896
Select Bond	20,288,437	265,308,333	2,291,592	(34,468,921)	(6,129,502)	21,734,737	—	—	248,736,239
Small Cap Dynamic Growth	150,045	—	2,744,528	(579,485)	62,794	423,464	—	—	2,651,301
Strategic Equity Allocation	2,111,709	45,861,179	384,296	(9,405,499)	(109,276)	7,150,603	—	—	43,881,303
					$(5,951,624)	$39,793,273	$3,582,342	—	$480,036,217
Managed Volatility Growth Portfolio
Blue Chip Growth	5,406,443	$219,285,230	$334,568	$(38,230,643)	$8,601,865	$22,860,654	—	—	$212,851,674
Bond	27,617,811	401,744,089	25,019,798	(58,613,714)	(7,563,835)	18,882,378	$12,865,306	—	379,468,716
Core Bond	11,340,264	139,993,115	5,420,982	(20,876,441)	(3,778,380)	11,581,604	—	—	132,340,880
Disciplined Value	11,562,377	—	313,656,166	(40,267,905)	(1,518,939)	26,786,871	—	—	298,656,193
Emerging Markets Equity	20,240,297	222,086,295	11,269,357	(43,155,463)	324,751	36,571,188	—	—	227,096,128
Equity Income	—	306,311,782	—	(322,055,415)	36,663,438	(20,919,805)	—	—	—
Fundamental Large Cap Core	5,748,384	367,103,607	99,848,554	(52,471,353)	21,616,654	9,862,151	—	—	445,959,613
John Hancock Collateral Trust	6,186,414	20,005,584	470,643,089	(428,763,799)	(1,907)	2,205	1,823,809	—	61,885,172
Mid Cap Growth	7,059,632	88,058,003	6,844,267	(15,257,388)	(3,509,491)	9,074,367	—	—	85,209,758
Mid Value	9,874,290	113,868,564	745,011	(8,553,215)	1,630,386	2,901,305	—	—	110,592,051
Multifactor Developed International ETF	6,062,373	201,844,090	31,085,288	(39,550,410)	10,344,220	38,650,485	4,464,574	—	242,373,673
Multifactor Emerging Markets ETF	3,318,949	115,333,213	31,505	(31,409,039)	3,876,497	17,229,155	980,550	—	105,061,331
Multifactor Mid Cap ETF	1,828,510	120,095,945	639,702	(11,542,282)	4,947,488	4,145,459	511,887	—	118,286,312
Multifactor Small Cap ETF	2,604,776	111,164,781	5,833,510	(13,438,228)	4,260,253	1,189,560	475,674	—	109,009,876
Select Bond	79,425,804	1,030,948,704	35,818,767	(152,577,145)	(24,962,032)	84,532,068	—	—	973,760,362
Small Cap Dynamic Growth	6,150,027	35,336,980	74,767,898	(16,302,809)	(2,111,430)	16,980,329	—	—	108,670,968
Small Cap Value	—	72,639,391	—	(64,076,877)	(6,798,698)	(1,763,816)	—	—	—
Strategic Equity Allocation	77,827,168	1,689,234,539	—	(318,582,383)	(10,820,455)	257,416,846	—	—	1,617,248,547
					$31,200,385	$535,983,004	$21,121,800	—	$5,228,471,254
Managed Volatility Moderate Portfolio
Blue Chip Growth	743,609	$29,870,414	$15,548	$(5,030,902)	$1,490,872	$2,929,935	—	—	$29,275,867
Bond	11,029,978	161,390,442	6,898,526	(21,316,455)	(2,720,387)	7,299,773	$5,249,177	—	151,551,899
Core Bond	4,517,352	56,160,262	683,319	(7,288,989)	(1,242,468)	4,405,370	—	—	52,717,494
Disciplined Value	1,679,924	—	45,434,712	(5,904,489)	(26,098)	3,888,301	—	—	43,392,426
Emerging Markets Equity	1,801,510	21,265,505	285,826	(4,738,016)	88,158	3,311,471	—	—	20,212,944
Equity Income	—	44,426,347	—	(46,721,441)	6,594,768	(4,299,674)	—	—	—
Fundamental Large Cap Core	797,466	44,395,121	19,906,146	(6,901,921)	2,458,995	2,009,057	—	—	61,867,398

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	756,395	$6,943,245	$54,952,776	$(54,329,477)	$35	$(60)	$295,936	—	$7,566,519
Mid Cap Growth	750,739	9,240,655	787,473	(1,602,141)	(2,548)	637,978	—	—	9,061,417
Mid Value	1,061,481	12,172,396	124,211	(912,327)	392,989	111,324	—	—	11,888,593
Multifactor Developed International ETF	239,139	9,268,134	34,735	(1,799,370)	426,104	1,631,174	175,445	—	9,560,777
Multifactor Emerging Markets ETF	294,780	8,960,851	406,485	(1,900,647)	289,955	1,574,617	88,829	—	9,331,261
Multifactor Mid Cap ETF	116,682	7,627,402	38,962	(718,569)	319,531	280,833	33,264	—	7,548,159
Multifactor Small Cap ETF	229,915	6,218,555	4,011,814	(1,463,617)	770,597	84,594	42,804	—	9,621,943
Select Bond	31,564,582	412,288,069	4,433,599	(53,803,513)	(8,908,808)	32,972,434	—	—	386,981,781
Small Cap Dynamic Growth	542,869	4,064,452	6,163,381	(1,862,505)	(417,610)	1,644,781	—	—	9,592,499
Small Cap Value	—	8,903,629	—	(7,854,096)	(1,068,594)	19,061	—	—	—
Strategic Equity Allocation	8,761,714	189,212,514	—	(35,881,684)	3,230,310	25,507,275	—	—	182,068,415
					$1,675,801	$84,008,244	$5,885,455	—	$1,002,239,392
Mid Cap Growth Trust
John Hancock Collateral Trust	574,066	$844,750	$92,039,305	$(87,141,646)	$402	$(194)	$11,079	—	$5,742,617
Mid Cap Index Trust
John Hancock Collateral Trust	4,151,832	$38,188,441	$269,662,925	$(266,313,560)	$(1,930)	$(3,438)	$938,050	—	$41,532,438
Mid Value Trust
John Hancock Collateral Trust	99,966	$7,121,549	$84,130,953	$(90,251,555)	$(711)	$(236)	$90,199	—	$1,000,000
Opportunistic Fixed Income Trust
John Hancock Collateral Trust	1,008,664	$2,067,770	$65,349,092	$(57,326,040)	$(422)	$(335)	$24,002	—	$10,090,065
Real Estate Securities Trust
John Hancock Collateral Trust	—	—	$2,726,400	$(2,726,410)	$10	—	—	—	—
Science & Technology Trust
John Hancock Collateral Trust	418,140	$3,103,289	$88,558,206	$(87,477,986)	$(640)	$(45)	$1,455,350	—	$4,182,824
Select Bond Trust
John Hancock Collateral Trust	18,433,618	$32,684,463	$1,076,564,896	$(924,877,099)	$27,930	$(1,343)	$1,716,298	—	$184,398,847
Short Term Government Income Trust
John Hancock Collateral Trust	151,271	$2,158,408	$130,604,633	$(131,248,178)	$(1,663)	$27	$82,388	—	$1,513,227
Small Cap Core Trust
John Hancock Collateral Trust	1,698,104	$4,131,989	$58,937,982	$(46,082,790)	$(393)	$21	$109,544	—	$16,986,809
Small Cap Index Trust
John Hancock Collateral Trust	3,716,087	$24,215,235	$158,971,678	$(146,014,775)	$1,832	$(462)	$815,263	—	$37,173,508
Small Cap Opportunities Trust
John Hancock Collateral Trust	157,114	$217,658	$13,052,963	$(11,698,922)	$15	$(42)	$6,091	—	$1,571,672
Small Cap Stock Trust
John Hancock Collateral Trust	215,539	$4,074,271	$74,497,273	$(76,414,997)	$(437)	$10	$17,498	—	$2,156,120
Small Company Value Trust

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	339,834	$469,701	$20,755,699	$(17,826,024)	$157	$(41)	$8,709	—	$3,399,492
Strategic Equity Allocation Trust
John Hancock Collateral Trust	30,302,847	$238,632,355	$1,445,932,254	$(1,381,427,272)	$17,636	$(23,471)	$8,021,960	—	$303,131,502
Strategic Income Opportunities Trust
John Hancock Collateral Trust	569,061	$11,224,211	$118,705,591	$(124,237,811)	$1,061	$(506)	$272,564	—	$5,692,546
Total Bond Market Trust
John Hancock Collateral Trust	1,418,210	$9,802,503	$236,244,899	$(231,859,695)	$(975)	$184	$235,132	—	$14,186,916
Total Stock Market Index Trust
John Hancock Collateral Trust	2,222,804	$25,230,922	$141,251,677	$(144,242,321)	$(2,427)	$(2,252)	$897,685	—	$22,235,599
Ultra Short Term Bond Trust
John Hancock Collateral Trust	240,710	$270,479	$144,208,170	$(142,071,109)	$311	$62	$120,512	—	$2,407,913
Investment in affiliates of advisor. Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	61,400	$1,895,490	$19,109	$(27,312)	$7,958	$17,742	$48,805	—	$1,912,987
Restricted securities. The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at September 30, 2025:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%[1]	$166
New Cotai, Inc., Class B	4-12-13	0	3	—	—	3	0.0%	0
								$166
Mid Cap Growth Trust
Essence Group Holdings Corp.	5-1-14	$2,731,549	1,663,188	—	—	1,663,188	0.2%	$1,380,446
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.2%	1,162,627
								$2,543,073
[1]	Less than 0.05%.
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the portfolios' holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the portfolios' transactions in the securities of these issuers during the period ended September 30, 2025, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
American International Trust
American International Fund - Class 1	17,759,417	$349,028,504	$4,355,236	$(39,733,846)	$(4,420,439)	$76,505,075	$236,692	—	$385,734,530
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios), Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio (collectively, the Managed Volatility Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios and Managed Volatility Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at www.sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. Capital Research and Management Company serves as investment advisor for the American Funds Insurance Series' master funds. The underlying funds are not covered by this report.
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.